UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2010

Date of reporting period:         March 31, 2010


ITEM 1.  REPORT TO SHAREHOLDERS
===============================



                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

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Semi-Annual Report
March 31, 2010

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

-    WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

-    WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

-    WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

-    WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

     (FORMERLY NAMED WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND)

-    WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Aggressive Allocation Fund ...............................................     4
Conservative Allocation Fund .............................................     6
Growth Balanced Fund .....................................................     8
Index Asset Allocation Fund ..............................................    10
Moderate Balanced Fund   .................................................    12
FUND EXPENSES ............................................................    14
PORTFOLIO OF INVESTMENTS
Aggressive Allocation Fund ...............................................    16
Conservative Allocation Fund .............................................    17
Growth Balanced Fund .....................................................    18
Index Asset Allocation Fund ..............................................    19
Moderate Balanced Fund ...................................................    35
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    36
Statements of Operations .................................................    38
Statements of Changes in Net Assets ......................................    40
Financial Highlights .....................................................    46
NOTES TO FINANCIAL STATEMENTS ............................................    50
MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Portfolio ............................................    61
Disciplined Growth Portfolio .............................................    65
Emerging Growth Portfolio ................................................    69
Equity Income Portfolio ..................................................    74
Equity Value Portfolio ...................................................    78
Index Portfolio ..........................................................    83
International Core Portfolio .............................................    98
International Growth Portfolio ...........................................   103
International Index Portfolio ............................................   106
International Value Portfolio ............................................   126
Large Cap Appreciation Portfolio .........................................   131
Large Company Growth Portfolio ...........................................   136
Small Cap Index Portfolio ................................................   139
Small Company Growth Portfolio ...........................................   155
Small Company Value Portfolio ............................................   160
Strategic Small Cap Value Portfolio ......................................   165
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   176
Statements of Operations .................................................   180
Statements of Changes in Net Assets ......................................   184
Financial Highlights .....................................................   192
NOTES TO FINANCIAL STATEMENTS ............................................   194
OTHER INFORMATION ........................................................   207
LIST OF ABBREVIATIONS ....................................................   213

The views expressed are as of March 31, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ALLOCATION FUNDS.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO
   INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT Index Asset Allocation Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED Portfolio(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                    2 Wells Fargo Advantage Allocation Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE PERIOD WAS MARKED BY GROWING OPTIMISM, AS SIGNS CONTINUED TO EMERGE THAT THE WORST OF THE ECONOMIC CRISIS MAY HAVE PASSED.

Dear Valued Shareholder:

We're pleased to offer you this semi-annual report for the WELLS FARGO ADVANTAGE ALLOCATION FUNDS for the six-month period that ended March 31, 2010. The period was marked by growing optimism, as signs continued to emerge that the worst of the economic crisis may have passed. Global stock markets rallied strongly throughout the period, even as the overall economic picture remained mixed.

SOLID ECONOMIC REPORTS SPARKED A MARKET RALLY.

The period began on a positive note, as initial estimates of third-quarter real Gross Domestic Product (GDP) supported the case for a slow recovery. The final estimate was that real GDP advanced by 2.2% in the third quarter of 2009--an improvement from the 0.7% decline in the second quarter of 2009, and a noted increase from the 6.4% sequential decline for the first quarter of 2009. Third-quarter GDP was supported by government expenditures but also reflected contributions from personal consumption expenditures, exports, private inventory investment, and residential fixed investment.

Even before the third-quarter numbers were released, most economists surveyed by THE WALL STREET JOURNAL in August 2009 said that the recession that officially began in December 2007 was now over, a judgment that received support from the February 2010 estimate of a 5.9% increase in GDP for the fourth quarter of 2009. A stubbornly high unemployment rate was the main sour note during the period, rising to a seasonally adjusted 10.1% in October and ending the period slightly lower at 9.7%.

For most of the period, international news supported the fairly positive outlook. The two largest eurozone economies, France and Germany, posted modest sequential growth rates in the third quarter of 2009; French GDP again expanded modestly in the fourth quarter, while German GDP was unchanged. Toward the end of the period, though, investors became concerned about the possibility that eurozone member Greece would default on its sovereign debt, sparking increased concerns about the debt burdens of other eurozone member states such as Portugal, Italy, and Spain and causing weakness in the euro. In Japan, the economy posted a 0.9% sequential growth rate in the fourth quarter, largely because of exports.

GOVERNMENTS MAINTAINED AN ACTIVE ROLE IN THE WORLDWIDE ECONOMY, AIDING THE TENTATIVE ECONOMIC RECOVERY.

Both the European Central Bank (ECB) and the Federal Reserve kept their key interest rates at low levels (1% for the ECB, effectively zero for the Federal Reserve), continued to provide cash to banks, and purchased debt securities backed by mortgages in order to support the financial system.

However, as signs accumulated that the economy was stabilizing, the U.S. government began to dial down its intervention. In early 2010, the Federal Reserve announced that it would stop buying mortgage-backed securities at the end of March. The Fed also raised its discount rate--which applies to bank borrowing from the central bank--by 0.25% to 0.75%, while keeping the more important federal funds rate undisturbed. Within the eurozone, although the larger countries such as France and Germany showed signs of stabilization, the ongoing problems in Greece led to widespread talk of a European-funded bailout.

                    Wells Fargo Advantage Allocation Funds 3


Letter to Shareholders

STOCKS RALLIED ON THE WIDESPREAD HOPE OF A NEAR-TERM RESUMPTION IN ECONOMIC GROWTH, WITH MOST PARTS OF THE STOCK MARKET POSTING DOUBLE-DIGIT GAINS.

GLOBAL STOCK AND BOND MARKETS RALLIED.

Stocks rallied on the widespread hope of a near-term resumption in economic growth, with most parts of the stock market posting double-digit gains. For the period, growth stocks outperformed value stocks among large caps, but value stocks outperformed among small caps. Small cap value benefited from a strong bounce-back in smaller financials stocks. However, returns on international large cap stocks did not keep pace with domestic issues for the six-month time frame.

Most sectors of the bond market also posted gains. Higher-quality government and corporate bonds continued to benefit from relatively low interest rates, though longer-term Treasuries posted a loss for the period. High-yield bonds, which posted losses during the depth of the credit crisis, continued to rally as economic conditions seemed to improve.

MANY VARIABLES ARE AT WORK IN THE MARKET.

The full effect of the ongoing credit crisis remains unknown. Growing unemployment and debt defaults continue to pressure consumers and businesses alike.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                    4 Wells Fargo Advantage Allocation Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Evergreen Investment Management Company, LLC
Galliard Capital Management, Inc.
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Petros Bocray, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas, CAIA
Andrew Owen, CFA

FUND INCEPTION

December 2, 1997

TEN LARGEST HOLDINGS(1)
(AS OF MARCH 31, 2010)

Microsoft Corporation                 1.55%
US Treasury Bill, 0.10%, 08/05/2010   1.50%
Apple Incorporated                    1.43%
Goldman Sachs Group Incorporated      1.37%
Cisco Systems Incorporated            1.36%
Google Incorporated Class A           1.26%
Exxon Mobil Corporation               1.26%
General Electric Company              0.94%
JP Morgan Chase & Company             0.94%
Bank of America Corporation           0.91%

NEUTRAL ALLOCATION(2)
(AS OF MARCH 31, 2010)

Stocks (80%)   Bonds (20%)

EFFECTIVE ALLOCATION(3)
(AS OF MARCH 31, 2010)

Stocks (95%)   Bonds (5%)

----------
(1.) The ten largest holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

(2.) Neutral allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(3.) Effective allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents, and including the value of futures contracts at period end.

                    Wells Fargo Advantage Allocation Funds 5


Performance Highlights

                    WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF MARCH 31, 2010)

                                                                                          Expense Ratio
                                                                                        -----------------
                                                6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
                                                ---------   ------   ------   -------   --------   ------
Administrator Class (NWBEX)                       10.42      50.21    1.67      1.12      1.22%     1.00%
Aggressive Allocation Composite Index(7)           9.06      42.83    3.41      1.69
S&P 500 Index(8)                                  11.75      49.77    1.92     (0.65)
Barclays Capital U.S. Aggregate Bond Index(9)      1.99       7.69    5.44      6.29

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(4.) The Fund is a gateway fund in a Master/Gateway structure that invests in two or more Master Portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests.

(5.) Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

(6.) The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratios, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

(7.) The Aggressive Allocation Composite Index is weighted 20% in the Barclays
     Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 20% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 20% in the S&P 500 Index, 20% in the Russell 1000(R) Growth (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 12% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 8% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an Index.

(8.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.

(9.) The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays
     Capital Government/Credit Index and the Barclay Capital Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

                    6 Wells Fargo Advantage Allocation Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Evergreen Investment Management Company, LLC
Galliard Capital Management, Inc.
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Petros Bocray, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas, CAIA
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

TEN LARGEST HOLDINGS(1)
(AS OF MARCH 31, 2010)

US Treasury Bond, 3.62%, 02/15/2020   1.41%
US Treasury Bond, 2.62%, 12/31/2014   1.11%
FNMA, 6.00%, 05/01/2040               1.09%
GNMA, 7.00%, 08/16/2042               0.97%
US Treasury Bond, 3.37%, 04/15/2032   0.81%
WI Treasury Bond, 3.37%, 11/15/2019   0.71%
College Loan Corporation Trust
   Series 2006-A Class A3             0.67%
Treasury Inflation Protected
   Securities, 2.50%, 01/15/2029      0.67%
FNMA, 4.50%, 04/01/2040               0.62%
FNMA, 5.28%, 08/01/2019               0.57%

NEUTRAL ALLOCATION(2)
(AS OF MARCH 31, 2010)

Stocks   (20%)
Bonds    (80%)

EFFECTIVE ALLOCATION(3)
(AS OF MARCH 31, 2010)

Stocks   (25%)
Bonds    (75%)

----------
(1.) The ten largest holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

(2.) Neutral allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(3.) Effective allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents, and including the value of futures contracts at period end.

                    Wells Fargo Advantage Allocation Funds 7


Performance Highlights

                  WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF MARCH 31, 2010)

                                                                                          Expense Ratio
                                                                                        -----------------
                                                6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
                                                ---------   ------   ------   -------   --------   ------
Administrator Class (NVCBX)                        6.06      22.08    3.64      3.88      1.10%     0.85%
Conservative Allocation Composite Index(7)         3.35      13.92    4.66      4.62
Barclays Capital U.S. Aggregate Bond Index(8)      1.99       7.69    5.44      6.29
S&P 500 Index(9)                                  11.75      49.77    1.92     (0.65)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage-and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(4.) The Fund is a gateway fund in a Master/Gateway structure that invests in two or more Master Portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests.

(5.) Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

(6.) The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratios, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

(7.) The Conservative Allocation Composite Index is weighted 55% in the Barclays
     Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities), 25% in the Barclays Capital 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 5% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 5% in the S&P 500 Index, 5% in the Russell 1000 Growth (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 3% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 2% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. You cannot invest directly in an index.

(8.) The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays
     Capital Government/Credit Index and the Barclays Capital Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

(9.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.

                    8 Wells Fargo Advantage Allocation Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH BALANCED FUND (the Fund) seeks total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Evergreen Investment Management Company, LLC
Galliard Capital Management, Inc.
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Petros Bocray, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas, CAIA
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

TEN LARGEST HOLDINGS(1)
(AS OF MARCH 31, 2010)

Microsoft Corporation                 1.26%
Apple Incorporated                    1.16%
US Treasury Bill, 0.10%, 08/05/2010   1.12%
Goldman Sachs Group Incorporated      1.11%
Cisco Systems Incorporated            1.10%
Google Incorporated Class A           1.02%
Exxon Mobil Corporation               1.02%
US Treasury Bond, 3.62%, 02/15/2020   0.90%
General Electric Company              0.76%
JP Morgan Chase & Company             0.76%

NEUTRAL ALLOCATION(2)
(AS OF MARCH 31, 2010)

Stocks    (65%)
Bonds     (35%)

EFFECTIVE ALLOCATION(3)
(AS OF MARCH 31, 2010)

Stocks    (80%)
Bonds     (20%)

----------
(1.) The ten largest holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

(2.) Neutral allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(3.) Effective allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents, and including the value of futures contracts at period end.

                    Wells Fargo Advantage Allocation Funds 9


Performance Highlights

                          WELLS FARGO ADVANTAGE GROWTH BALANCED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF MARCH 31, 2010)

                                            Including Sales Charge               Excluding Sales Charge       Expense Ratio
                                    ----------------------------------  ----------------------------------  ----------------
                                    6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(5)  Net(6)
                                    ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (WFGBX)                        3.20     35.88   0.87     1.26      9.50     44.17   2.07     1.86     1.33%    1.20%
Class B (NVGRX)**                      4.08     38.08   0.93     1.33      9.08     43.08   1.31     1.33     2.08%    1.95%
Class C (WFGWX)                        8.10     42.10   1.31     1.10      9.10     43.10   1.31     1.10     2.08%    1.95%
Administrator Class (NVGBX)                                                9.65     44.59   2.33     2.11     1.15%    0.95%
Growth Balanced Composite Index(7)                                         7.75     35.66   3.94     2.68
S&P 500 Index(8)                                                          11.75     49.77   1.92    (0.65)
Barclays Capital U.S. Aggregate
   Bond Index(9)                                                           1.99      7.69   5.44     6.29

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(4.) The Fund is a gateway fund in a Master/Gateway structure that invests in two or more Master Portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests.

(5.) Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

(6.) The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratios, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

(7.) The Growth Balanced Composite Index is weighted 35% in the Barclays Capital
     Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 16.25% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 16.25% in the S&P 500 Index, 16.25% in the Russell 1000(R) Growth (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 9.75% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia, and the Far East), and 6.50% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an index.

(8.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.

(9.) The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays
     Capital Government/Credit Index and the Barclays Capital Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

                   10 Wells Fargo Advantage Allocation Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND(1)

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gregory T. Genung, CFA
Jeffrey P. Mellas, CAIA

FUND INCEPTION

November 13, 1986

TEN LARGEST HOLDINGS(2)
(AS OF MARCH 31, 2010)

US Treasury Bond, 4.38%, 11/15/2039   5.36%
US Treasury Bond, 4.50%, 08/15/2039   4.94%
US Treasury Bond, 4.25%, 05/15/2039   4.18%
US Treasury Bond, 4.50%, 02/15/2036   3.14%
US Treasury Bond, 3.50%, 02/15/2039   2.63%
US Treasury Bond, 4.50%, 05/15/2038   2.59%
US Treasury Bond, 6.25%, 05/15/2030   2.35%
US Treasury Bond, 4.63%, 02/15/2040   2.13%
US Treasury Bond, 5.38%, 02/15/2031   2.10%
US Treasury Bond, 5.00%, 05/15/2037   1.98%

SECTOR DISTRIBUTION(3)
(AS OF MARCH 31, 2010)

                                  (PIE CHART)

Consumer Discretionary        (6%)
Consumer Staples              (4%)
Energy                       (11%)
Financials                   (15%)
Health Care                   (6%)
Industrials                   (7%)
Information Technology        (6%)
Materials                     (2%)
Telecommunication Services    (3%)
U.S. Treasury Securities     (37%)
Utilities                     (3%)

NEUTRAL ALLOCATION(3)
(AS OF MARCH 31, 2010)

Stocks   (60%)
Bonds    (40%)

EFFECTIVE ALLOCATION(4)
(AS OF MARCH 31, 2010)

Stocks   (85%)
Bonds    (15%)

----------
(1.) Prior to March 1, 2010, the WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION
     FUND was named WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND.

(2.) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

(3.) Sector distribution and neutral allocation are subject to change and are calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(4.) Effective allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents, and including the value of futures contracts at period end.

                    Wells Fargo Advantage Allocation Funds 11


Performance Highlights

                   WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MARCH 31, 2010)

                                              Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                        ----------------------------------  ----------------------------------  ----------------
                                        6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(5)  Net(6)
                                        ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (SFAAX)                            0.93     28.01   0.49     0.38      7.08     35.85   1.69     0.97     1.29%    1.15%
Class B (SASBX)**                          1.65     29.76   0.56     0.45      6.65     34.76   0.95     0.45     2.04%    1.90%
Class C (WFALX)                            5.69     33.75   0.93     0.22      6.69     34.75   0.93     0.22     2.04%    1.90%
Administrator Class (WFAIX)                                                    7.24     36.18   1.95     1.17     1.11%    0.90%
Asset Allocation Composite Index(7)                                            3.91     22.13   3.59     2.79
S&P 500 Index(8)                                                              11.75     49.77   1.92    (0.65)
Barclays Capital 20+ Treasury Index(9)                                        (7.42)   (11.66)  4.60     6.63

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

(6.) The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(7.) The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays Capital 20+ Year Treasury Index (a subset of the Barclays Capital U.S. Treasury Index, which contains public obligations of the U.S. Treasury with a remaining maturity of one year or more). You cannot invest directly in an index.

(8.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(9.) The Barclays Capital 20+ Treasury index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

                   12 Wells Fargo Advantage Allocation Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.

Evergreen Investment Management Company, LLC

Galliard Capital Management, Inc.
LSV Asset Management

Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management

Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Petros Bocray, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas, CAIA
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

TEN LARGEST HOLDINGS(1)
(AS OF MARCH 31, 2010)

US Treasury Bond, 3.62%, 02/15/2020   1.16%
WI Treasury Bill 1.00%, 08/05/2010    1.07%
US Treasury Bond, 2.62%, 12/31/2014   0.91%
FNMA, 6.00%, 05/01/2040               0.89%
GNMA, 7.00%, 08/16/2042               0.79%
Microsoft Corporation                 0.77%
Apple Incorporated                    0.71%
Goldman Sachs Group Incorporated      0.68%
Cisco Systems Incorporated            0.67%
US Treasury Bond, 3.37%, 04/15/2032   0.66%

NEUTRAL ALLOCATION(2)
(AS OF MARCH 31, 2010)

Stocks   (60%)
Bonds    (40%)

EFFECTIVE ALLOCATION(3)
(AS OF MARCH 31, 2010)

Stocks   (51%)
Bonds    (49%)

----------
(1.) The ten largest holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

(2.) Neutral allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(3.) Effective allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents, and including the value of futures contracts at period end.

                    Wells Fargo Advantage Allocation Funds 13


Performance Highlights

                        WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF MARCH 31, 2010)

                                       Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                 ----------------------------------  ----------------------------------  ----------------
                                 6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(5)  Net(6)
                                 ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (WFMAX)                     1.27     24.02   1.67     2.37      7.45     31.58   2.88     2.98     1.31%    1.15%
Class B (WMOBX)**                   2.04     25.55   1.73     2.44      7.04     30.55   2.10     2.44     2.06%    1.90%
Class C (WFBCX)                     6.04     29.60   2.10     2.21      7.04     30.60   2.10     2.21     2.06%    1.90%
Administrator Class (NVMBX)                                             7.57     31.83   3.13     3.23     1.13%    0.90%
Moderate Balanced Composite
   Index(7)                                                             5.29     23.13   4.40     3.80
S&P 500 Index(8)                                                       11.75     49.77   1.92    (0.65)
Barclays Capital U.S. Aggregate
   Bond Index(9)                                                        1.99      7.69   5.44     6.29

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(4.) The Fund is a gateway fund in a Master/Gateway structure that invests in two or more Master Portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests.

     Performance shown prior to the inception of the Class A, Class B and Class C reflects the performance of the Administrator Class, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Class A, Class B, and Class C incepted on January 30, 2004.

(5.) Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

(6.) The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratios, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

(7.) The Moderate Balanced Composite Index is weighted 45% in the Barclays
     Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 15% in the Barclays Capital 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 10% in the Russell 1000(R) Value Index (measures the performance of those Russell 1,000 companies with lower price-to-book ratios and lower forecasted growth values), 10% in the S&P 500 Index, 10% in the Russell 1000(R) Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 6% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 4% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an Index.

(8.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.

(9.) The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays
     Capital Government/Credit Index and the Barclays Capital Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

                   14 Wells Fargo Advantage Allocation Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning        Ending         Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                10-01-2009      03-31-2010      Period*     Expense Ratio
                                              -------------   -------------   -----------   -------------
AGGRESSIVE ALLOCATION FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,104.20        $ 5.19         0.99%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.00        $ 4.99         0.99%

CONSERVATIVE ALLOCATION FUND

ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,060.60        $ 4.37         0.85%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.69        $ 4.28         0.85%

GROWTH BALANCED FUND

CLASS A
   Actual                                       $1,000.00       $1,095.00        $ 6.22         1.19%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.00        $ 5.99         1.19%

CLASS B
   Actual                                       $1,000.00       $1,090.80        $10.11         1.94%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.26        $ 9.75         1.94%

CLASS C
   Actual                                       $1,000.00       $1,091.00        $10.11         1.94%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.26        $ 9.75         1.94%

ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,096.50        $ 4.91         0.94%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.24        $ 4.73         0.94%

                    Wells Fargo Advantage Allocation Funds 15


Fund Expenses

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                10-01-2009      03-31-2010      Period*     Expense Ratio
                                              -------------   -------------   -----------   -------------
INDEX ASSET ALLOCATION FUND
CLASS A
   Actual                                       $1,000.00       $1,070.80        $ 5.89       1.14%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.25        $ 5.74       1.14%

CLASS B
   Actual                                       $1,000.00       $1,066.50        $ 9.74       1.89%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.51        $ 9.50       1.89%

CLASS C
   Actual                                       $1,000.00       $1,066.90        $ 9.79       1.90%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.46        $ 9.55       1.90%

ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,072.40        $ 4.60       0.89%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.49        $ 4.48       0.89%

MODERATE BALANCED FUND

CLASS A
   Actual                                       $1,000.00       $1,074.50        $ 5.90       1.14%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.25        $ 5.74       1.14%

CLASS B
   Actual                                       $1,000.00       $1,070.40        $ 9.76       1.89%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.51        $ 9.50       1.89%

CLASS C
   Actual                                       $1,000.00       $1,070.40        $ 9.76       1.89%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.51        $ 9.50       1.89%

ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,075.70        $ 4.61       0.89%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.49        $ 4.48       0.89%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                   16 Wells Fargo Advantage Allocation Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

AGGRESSIVE ALLOCATION FUND

FACE/SHARE
  AMOUNT    SECURITY NAME                                                                                  VALUE
----------  -----------------------------------------------------------------------------------------   ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.71%
       N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                         $  6,805,661
       N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                             4,070,425
       N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                  956,723
       N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                  6,795,362
       N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                   6,810,720
       N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                         20,377,988
       N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                       2,052,253
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                             3,091,514
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                           3,084,783
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                            3,086,966
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                            3,090,623
       N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                         2,036,206
       N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                          14,184,645
       N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                          14,311,574
       N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                2,724,066
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                           1,761,776
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                              271,494
       N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                      2,443,409
       N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                              4,085,297

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $96,353,278)                                     102,041,485
                                                                                                        ------------

 PRINCIPAL                                                              INTEREST RATE   MATURITY DATE
----------                                                              -------------   -------------
SHORT-TERM INVESTMENTS: 1.50%
US TREASURY BILLS: 1.50%
$1,545,000  US TREASURY BILL###                                             0.10%         08/05/2010       1,544,135
                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,544,135)                                                             1,544,135
                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $97,897,413)*                              100.21%                                                 103,585,620
OTHER ASSETS AND LIABILITIES, NET                 (0.21)                                                    (213,490)
                                                 ------                                                 ------------
TOTAL NET ASSETS                                 100.00%                                                $103,372,130
                                                 ------                                                 ------------

----------
##   Zero coupon security. Rate represents yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Allocation Funds 17


Portfolio of Investments--March 31, 2010 (Unaudited)

CONSERVATIVE ALLOCATION FUND

FACE/SHARE
  AMOUNT    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.53%
       N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                         $  5,681,212
       N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                             3,403,500
       N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                  793,194
       N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                  5,694,433
       N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                   5,698,127
       N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                         17,062,141
       N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                      18,481,454
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                             2,573,766
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                           2,558,132
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                            2,565,789
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                            2,559,278
       N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                         1,703,662
       N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                          11,879,606
       N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                         128,931,884
       N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                2,270,624
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                           1,465,125
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                              220,825
       N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                 83,666,084
       N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                      2,030,383
       N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                             36,790,142

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $333,606,819)                                    336,029,361
                                                                                                        ------------

 PRINCIPAL                                                              INTEREST RATE   MATURITY DATE
----------                                                              -------------   -------------
SHORT-TERM INVESTMENTS: 0.55%
US TREASURY BILLS: 0.55%
$ 1,840,000 US TREASURY BILL## #                                            0.10%         08/05/2010       1,838,970
                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,838,970)                                                             1,838,970
                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $335,445,789)*                             100.08%                                                 337,868,331
OTHER ASSETS AND LIABILITIES, NET                 (0.08)                                                    (263,591)
                                                 ------                                                 ------------
TOTAL NET ASSETS                                 100.00%                                                $337,604,740
                                                 ------                                                 ------------

##   Zero coupon security. Rate represents yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                    18 Wells Fargo Advantage Allocation Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

GROWTH BALANCED FUND

FACE/SHARE
  AMOUNT    SECURITY NAME                                                                                  VALUE
----------  -----------------------------------------------------------------------------------------   ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.90%
       N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                         $ 47,590,303
       N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                            28,498,799
       N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                6,652,436
       N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                 47,623,428
       N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                  47,716,125
       N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                        142,852,322
       N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                      30,855,349
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                            21,571,010
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                          21,564,266
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                           21,534,634
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                           21,558,455
       N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                        14,259,969
       N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                          99,398,780
       N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                         215,203,960
       N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                               18,935,180
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                          12,239,719
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                            1,882,221
       N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                     16,988,188
       N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                             61,422,023

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $846,966,709)                                    878,347,167
                                                                                                        ------------

 PRINCIPAL                                                              INTEREST RATE   MATURITY DATE
----------                                                              -------------   -------------
SHORT-TERM INVESTMENTS: 1.51%
US TREASURY BILLS: 1.51%
$ 10,000,000  US TREASURY BILL## #                                          0.10%         08/05/2010       9,994,402
   3,400,000  US TREASURY BILL## #                                          0.20          05/06/2010       3,399,471
                                                                                                          13,393,873
                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,393,873)                                                           13,393,873
                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $860,360,582)*                             100.41%                                                 891,741,040
OTHER ASSETS AND LIABILITIES, NET                 (0.41)                                                  (3,673,717)
                                                 ------                                                 ------------
TOTAL NET ASSETS                                 100.00%                                                $888,067,323
                                                 ------                                                 ------------

----------
##   Zero coupon security. Rate represents yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Allocation Funds 19


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
COMMON STOCKS: 59.04%
AEROSPACE, DEFENSE: 0.62%
    30,147  BOEING COMPANY                                                                              $  2,188,974
     4,984  GOODRICH CORPORATION                                                                             351,472
    12,559  LOCKHEED MARTIN CORPORATION                                                                    1,045,160
    15,097  RAYTHEON COMPANY                                                                                 862,341

                                                                                                           4,447,947
                                                                                                        ------------
APPAREL & ACCESSORY STORES: 0.54%
     3,504  ABERCROMBIE & FITCH COMPANY CLASS A                                                              159,923
    12,513  COACH INCORPORATED                                                                               494,514
    18,961  GAP INCORPORATED                                                                                 438,189
    12,210  KOHL'S CORPORATION+                                                                              668,864
    10,653  LIMITED BRANDS INCORPORATED                                                                      262,277
    15,530  NIKE INCORPORATED CLASS B                                                                      1,141,455
     2,278  POLO RALPH LAUREN CORPORATION                                                                    193,721
     5,167  URBAN OUTFITTERS INCORPORATED+                                                                   196,501
     3,523  VF CORPORATION                                                                                   282,368
                                                                                                           3,837,812
                                                                                                        ------------
AUTO & TRUCKS: 0.24%
   134,147  FORD MOTOR COMPANY+                                                                            1,686,228
                                                                                                        ------------
AUTO PARTS & EQUIPMENT: 0.12%
    26,753  JOHNSON CONTROLS INCORPORATED                                                                    882,581
                                                                                                        ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.07%
     3,599  AUTONATION INCORPORATED+                                                                          65,070
     1,182  AUTOZONE INCORPORATED+                                                                           204,592
     5,478  O'REILLY AUTOMOTIVE INCORPORATED+                                                                228,487
                                                                                                             498,149
                                                                                                        ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
     2,127  RYDER SYSTEM INCORPORATED                                                                         82,443
                                                                                                        ------------
BIOPHARMACEUTICALS: 0.49%
    18,309  CELGENE CORPORATION+                                                                           1,134,426
     2,984  CEPHALON INCORPORATED+                                                                           202,256
    10,597  GENZYME CORPORATION+                                                                             549,243
    35,978  GILEAD SCIENCES INCORPORATED+                                                                  1,636,279
                                                                                                           3,522,204
                                                                                                        ------------
BIOTECHNOLOGY: 0.33%
    39,002  AMGEN INCORPORATED+                                                                            2,330,760
                                                                                                        ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
    11,016  D.R. HORTON INCORPORATED                                                                         138,802
     6,480  LENNAR CORPORATION                                                                               111,521
    12,636  PULTE HOMES INCORPORATED+                                                                        142,155
                                                                                                             392,478
                                                                                                        ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.58%
     5,225  FASTENAL COMPANY                                                                                 250,748
    67,721  HOME DEPOT INCORPORATED                                                                        2,190,774

                    20 Wells Fargo Advantage Allocation Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
    58,626  LOWE'S COMPANIES INCORPORATED                                                               $  1,421,094
     3,665  SHERWIN-WILLIAMS COMPANY                                                                         248,047
                                                                                                           4,110,663
                                                                                                        ------------
BUSINESS SERVICES: 0.88%
     9,149  AUTODESK INCORPORATED+                                                                           269,164
    20,105  AUTOMATIC DATA PROCESSING INCORPORATED                                                           894,069
     4,462  AVERY DENNISON CORPORATION                                                                       162,461
    15,740  CA INCORPORATED                                                                                  369,418
     7,321  CITRIX SYSTEMS INCORPORATED+                                                                     347,528
    11,850  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                              604,113
     6,117  COMPUTER SCIENCES CORPORATION+                                                                   333,315
     9,056  COMPUWARE CORPORATION+                                                                            76,070
     5,032  EQUIFAX INCORPORATED                                                                             180,146
    13,140  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                              308,002
     6,066  FISERV INCORPORATED+                                                                             307,910
    19,350  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                     160,992
     7,217  IRON MOUNTAIN INCORPORATED                                                                       197,746
    20,926  JUNIPER NETWORKS INCORPORATED+                                                                   642,010
     5,002  MONSTER WORLDWIDE INCORPORATED+                                                                   83,083
    12,364  OMNICOM GROUP INCORPORATED                                                                       479,847
     5,918  ROBERT HALF INTERNATIONAL INCORPORATED                                                           180,085
     4,377  SALESFORCE.COM INCORPORATED+                                                                     325,868
     7,855  TOTAL SYSTEM SERVICES INCORPORATED                                                               123,009
     7,306  VERISIGN INCORPORATED+                                                                           190,029
                                                                                                           6,234,865
                                                                                                        ------------
CASINO & GAMING: 0.06%
    11,813  INTERNATIONAL GAME TECHNOLOGY                                                                    217,950
     2,749  WYNN RESORTS LIMITED                                                                             208,457
                                                                                                             426,407
                                                                                                        ------------
CHEMICALS & ALLIED PRODUCTS: 1.22%
     8,449  AIR PRODUCTS & CHEMICALS INCORPORATED                                                            624,804
    10,737  BIOGEN IDEC INCORPORATED+                                                                        615,874
     1,934  CF INDUSTRIES HOLDINGS INCORPORATED                                                              176,342
    45,812  DOW CHEMICAL COMPANY                                                                           1,354,661
    35,996  E.I. DU PONT DE NEMOURS & COMPANY                                                              1,340,491
     2,895  EASTMAN CHEMICAL COMPANY                                                                         184,354
     9,409  ECOLAB INCORPORATED                                                                              413,526
     2,888  FMC CORPORATION                                                                                  174,840
     3,148  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                  150,065
     7,201  LIFE TECHNOLOGIES CORPORATION+                                                                   376,396
    21,732  MONSANTO COMPANY                                                                               1,552,099
     6,605  PPG INDUSTRIES INCORPORATED                                                                      431,967
    12,199  PRAXAIR INCORPORATED                                                                           1,012,517
     4,849  SIGMA-ALDRICH CORPORATION                                                                        260,197
                                                                                                           8,668,133
                                                                                                        ------------
COAL MINING: 0.15%
     8,748  CONSOL ENERGY INCORPORATED                                                                       373,190
     3,785  MASSEY ENERGY COMPANY                                                                            197,918
    10,703  PEABODY ENERGY CORPORATION                                                                       489,127
                                                                                                           1,060,235
                                                                                                        ------------

                   Wells Fargo Advantage Allocation Funds 21


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
COMMERCIAL SERVICES: 0.09%
    12,810  PAYCHEX INCORPORATED                                                                        $    393,267
    12,141  SAIC INCORPORATED+                                                                               214,896
                                                                                                             608,163
                                                                                                        ------------
COMMUNICATIONS: 2.16%
   235,060  AT&T INCORPORATED                                                                              6,073,950
    11,930  CENTURYTEL INCORPORATED                                                                          423,038
   113,011  COMCAST CORPORATION CLASS A                                                                    2,126,867
    10,395  METROPCS COMMUNICATIONS INCORPORATED+                                                             73,597
    89,744  NEWS CORPORATION CLASS A                                                                       1,293,211
    59,261  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                  309,342
     3,567  SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                        158,196
   118,578  SPRINT NEXTEL CORPORATION+                                                                       450,596
    14,041  TIME WARNER CABLE INCORPORATED                                                                   748,526
   112,937  VERIZON COMMUNICATIONS INCORPORATED                                                            3,503,306
    18,197  WINDSTREAM CORPORATION                                                                           198,165
                                                                                                          15,358,794
                                                                                                        ------------
COMPUTER SOFTWARE & SERVICES: 0.03%
     6,853  AKAMAI TECHNOLOGIES INCORPORATED+                                                                215,253
                                                                                                        ------------
COMPUTER TECHNOLOGIES: 2.98%
    36,114  APPLE INCORPORATED+                                                                            8,484,262
    68,576  DELL INCORPORATED+                                                                             1,029,326
    93,755  HEWLETT-PACKARD COMPANY                                                                        4,983,078
    51,735  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                    6,635,014
     3,110  LEXMARK INTERNATIONAL INCORPORATED+                                                              112,209
                                                                                                          21,243,889
                                                                                                        ------------
CONGLOMERATES: 1.09%
   424,944  GENERAL ELECTRIC COMPANY                                                                       7,733,981
                                                                                                        ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.02%
     8,365  QUANTA SERVICES INCORPORATED+                                                                    160,273
                                                                                                        ------------
COSMETICS , PERSONAL CARE: 0.12%
    17,025  AVON PRODUCTS INCORPORATED                                                                       576,637
     4,707  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                      305,343
                                                                                                             881,980
                                                                                                        ------------
CRUDE PETROLEUM & NATURAL GAS: 0.07%
     6,947  NOBLE ENERGY INCORPORATED                                                                        507,131
                                                                                                        ------------
DATA SERVICES: 0.06%
    13,725  NETAPP INCORPORATED+                                                                             446,886
                                                                                                        ------------
DEPARTMENT STORES: 0.17%
     9,398  JCPENNEY COMPANY INCORPORATED                                                                    302,334
    16,767  MACY'S INCORPORATED                                                                              365,018
     6,583  NORDSTROM INCORPORATED                                                                           268,916
     4,933  ROSS STORES INCORPORATED                                                                         263,768
                                                                                                           1,200,036
                                                                                                        ------------
DEPOSITORY INSTITUTIONS: 4.81%
   399,542  BANK OF AMERICA CORPORATION                                                                    7,131,825
    48,118  BANK OF NEW YORK MELLON CORPORATION                                                            1,485,884

                    22 Wells Fargo Advantage Allocation Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
DEPOSITORY INSTITUTIONS (continued)
    27,507  BB&T CORPORATION                                                                            $    890,952
   782,558  CITIGROUP INCORPORATED+                                                                        3,169,360
     6,931  COMERICA INCORPORATED                                                                            263,655
    31,665  FIFTH THIRD BANCORP                                                                              430,327
     8,971  FIRST HORIZON NATIONAL CORPORATION+                                                              126,038
    18,871  HUDSON CITY BANCORP INCORPORATED                                                                 267,213
    28,531  HUNTINGTON BANCSHARES INCORPORATED                                                               153,211
   158,232  JPMORGAN CHASE & COMPANY                                                                       7,080,882
    34,973  KEYCORP                                                                                          271,041
     3,308  M&T BANK CORPORATION                                                                             262,589
    20,975  MARSHALL & ILSLEY CORPORATION                                                                    168,849
     9,625  NORTHERN TRUST CORPORATION                                                                       531,878
    20,589  PNC FINANCIAL SERVICES GROUP INCORPORATED                                                      1,229,163
    47,499  REGIONS FINANCIAL CORPORATION                                                                    372,867
    19,729  STATE STREET CORPORATION                                                                         890,567
    19,887  SUNTRUST BANKS INCORPORATED                                                                      532,773
    76,203  US BANCORP                                                                                     1,972,134
   206,331  WELLS FARGO & COMPANY(l)                                                                       6,421,021
    27,192  WESTERN UNION COMPANY                                                                            461,176
     5,990  ZIONS BANCORPORATION                                                                             130,702
                                                                                                          34,244,107
                                                                                                        ------------
DIVERSIFIED FINANCIAL SERVICES: 0.02%
     7,314  JANUS CAPITAL GROUP INCORPORATED                                                                 104,517
                                                                                                        ------------
DIVERSIFIED MANUFACTURING: 0.19%
    30,449  HONEYWELL INTERNATIONAL INCORPORATED                                                           1,378,426
                                                                                                        ------------
E-COMMERCE/SERVICES: 1.37%
    13,632  AMAZON.COM INCORPORATED+                                                                       1,850,271
    45,009  EBAY INCORPORATED+                                                                             1,212,993
     9,624  GOOGLE INCORPORATED CLASS A+                                                                   5,456,904
     1,815  PRICELINE.COM INCORPORATED+                                                                      462,825
    47,400  YAHOO! INCORPORATED+                                                                             783,522
                                                                                                           9,766,515
                                                                                                        ------------
EATING & DRINKING PLACES: 0.54%
     5,568  DARDEN RESTAURANTS INCORPORATED                                                                  247,999
    42,852  MCDONALD'S CORPORATION                                                                         2,859,085
    18,689  YUM! BRANDS INCORPORATED                                                                         716,349
                                                                                                           3,823,433
                                                                                                        ------------
EDUCATIONAL SERVICES: 0.07%
     5,119  APOLLO GROUP INCORPORATED CLASS A+                                                               313,744
     2,465  DEVRY INCORPORATED                                                                               160,718
                                                                                                             474,462
                                                                                                        ------------
ELECTRIC, GAS & SANITARY SERVICES: 2.52%
    26,622  AES CORPORATION+                                                                                 292,842
     6,753  ALLEGHENY ENERGY INCORPORATED                                                                    155,319
     9,435  AMEREN CORPORATION                                                                               246,065
    19,039  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                     650,753
    15,640  CENTERPOINT ENERGY INCORPORATED                                                                  224,590
     9,151  CMS ENERGY CORPORATION                                                                           141,474
    11,205  CONSOLIDATED EDISON INCORPORATED                                                                 499,071

                   Wells Fargo Advantage Allocation Funds 23


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
     8,008  CONSTELLATION ENERGY GROUP INCORPORATED                                                     $    281,161
    23,900  DOMINION RESOURCES INCORPORATED                                                                  982,529
     6,568  DTE ENERGY COMPANY                                                                               292,933
    52,145  DUKE ENERGY CORPORATION                                                                          851,006
    12,976  EDISON INTERNATIONAL                                                                             443,390
    27,931  EL PASO CORPORATION                                                                              302,772
    29,967  EMERSON ELECTRIC COMPANY                                                                       1,508,539
     7,535  ENTERGY CORPORATION                                                                              612,972
    26,281  EXELON CORPORATION                                                                             1,151,371
    12,140  FIRSTENERGY CORPORATION                                                                          474,553
    16,462  FPL GROUP INCORPORATED                                                                           795,608
    12,439  FRONTIER COMMUNICATIONS CORPORATION                                                               92,546
     3,047  INTEGRYS ENERGY GROUP INCORPORATED                                                               144,367
     1,801  NICOR INCORPORATED                                                                                75,498
    11,023  NISOURCE INCORPORATED                                                                            174,163
     6,988  NORTHEAST UTILITIES                                                                              193,148
    10,430  NRG ENERGY INCORPORATED+                                                                         217,987
     4,201  ONEOK INCORPORATED                                                                               191,776
     8,855  PEPCO HOLDINGS INCORPORATED                                                                      151,863
    14,789  PG&E CORPORATION                                                                                 627,349
     4,040  PINNACLE WEST CAPITAL CORPORATION                                                                152,429
    15,017  PPL CORPORATION                                                                                  416,121
    11,335  PROGRESS ENERGY INCORPORATED                                                                     446,146
    20,150  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                     594,828
     6,955  QUESTAR CORPORATION                                                                              300,456
    12,897  REPUBLIC SERVICES INCORPORATED                                                                   374,271
     4,440  SCANA CORPORATION                                                                                166,900
     9,837  SEMPRA ENERGY                                                                                    490,866
    25,787  SPECTRA ENERGY CORPORATION                                                                       580,981
     3,376  STERICYCLE INCORPORATED+                                                                         183,992
     8,513  TECO ENERGY INCORPORATED                                                                         135,272
    32,672  THE SOUTHERN COMPANY                                                                           1,083,404
    19,314  WASTE MANAGEMENT INCORPORATED                                                                    664,981
     4,655  WISCONSIN ENERGY CORPORATION                                                                     230,004
    18,186  XCEL ENERGY INCORPORATED                                                                         385,543
                                                                                                          17,981,839
                                                                                                        ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.87%
    11,844  ALTERA CORPORATION                                                                               287,928
     6,899  AMPHENOL CORPORATION CLASS A                                                                     291,069
    11,856  ANALOG DEVICES INCORPORATED                                                                      341,690
    17,172  BROADCOM CORPORATION CLASS A                                                                     569,767
     1,934  FIRST SOLAR INCORPORATED<<+                                                                      237,205
     2,765  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                     129,347
     5,209  HARRIS CORPORATION                                                                               247,375
     7,690  JABIL CIRCUIT INCORPORATED                                                                       124,501
     8,901  JDS UNIPHASE CORPORATION+                                                                        111,530
     6,853  KLA-TENCOR CORPORATION                                                                           211,895
     4,603  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                         421,773
     8,901  LINEAR TECHNOLOGY CORPORATION                                                                    251,720
    26,147  LSI LOGIC CORPORATION+                                                                           160,020
     9,055  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                          138,813
     5,399  MOLEX INCORPORATED                                                                               112,623
     9,471  NATIONAL SEMICONDUCTOR CORPORATION                                                               136,856
     3,818  NOVELLUS SYSTEMS INCORPORATED+                                                                    95,450

                    24 Wells Fargo Advantage Allocation Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     4,536  QLOGIC CORPORATION+                                                                         $     92,081
     6,261  ROCKWELL COLLINS INCORPORATED                                                                    391,876
    15,307  TELLABS INCORPORATED                                                                             115,874
    49,460  TEXAS INSTRUMENTS INCORPORATED                                                                 1,210,286
     2,979  WHIRLPOOL CORPORATION                                                                            259,918
    11,017  XILINX INCORPORATED                                                                              280,934
                                                                                                           6,220,531
                                                                                                        ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.11%
     7,120  FLUOR CORPORATION                                                                                331,151
     4,961  JACOBS ENGINEERING GROUP INCORPORATED+                                                           224,188
     7,831  MOODY'S CORPORATION                                                                              232,972
                                                                                                             788,311
                                                                                                        ------------
ENTERTAINMENT: 0.12%
    24,188  VIACOM INCORPORATED CLASS B+                                                                     831,583
                                                                                                        ------------
ENTERTAINMENT PRODUCTION: 0.05%
    11,292  DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                                   381,557
                                                                                                        ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.14%
     3,747  BALL CORPORATION                                                                                 200,015
    15,407  ILLINOIS TOOL WORKS INCORPORATED                                                                 729,676
     2,300  SNAP-ON INCORPORATED                                                                              99,682
                                                                                                           1,029,373
                                                                                                        ------------
FOOD & KINDRED PRODUCTS: 2.64%
    25,592  ARCHER DANIELS MIDLAND COMPANY                                                                   739,609
     7,511  CAMPBELL SOUP COMPANY                                                                            265,514
    12,727  COCA-COLA ENTERPRISES INCORPORATED                                                               352,029
    17,659  CONAGRA FOODS INCORPORATED                                                                       442,711
     7,954  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                       130,764
     7,220  DEAN FOODS COMPANY+                                                                              113,282
    10,120  DR PEPPER SNAPPLE GROUP INCORPORATED                                                             355,920
    13,124  GENERAL MILLS INCORPORATED                                                                       929,048
    12,594  H.J. HEINZ COMPANY                                                                               574,412
     2,767  HORMEL FOODS CORPORATION                                                                         116,242
     4,740  JM SMUCKER COMPANY                                                                               285,632
    10,154  KELLOGG COMPANY                                                                                  542,528
    69,163  KRAFT FOODS INCORPORATED CLASS A                                                               2,091,489
     5,262  MCCORMICK & COMPANY INCORPORATED                                                                 201,850
     8,144  MEAD JOHNSON & COMPANY                                                                           423,732
     6,309  MOLSON COORS BREWING COMPANY                                                                     265,357
    65,085  PEPSICO INCORPORATED                                                                           4,306,024
    27,772  SARA LEE CORPORATION                                                                             386,864
    23,599  SYSCO CORPORATION                                                                                696,171
    91,805  THE COCA-COLA COMPANY                                                                          5,049,275
     6,626  THE HERSHEY COMPANY                                                                              283,659
    12,148  TYSON FOODS INCORPORATED CLASS A                                                                 232,634
                                                                                                          18,784,746
                                                                                                        ------------
FOOD STORES: 0.29%
    25,883  KROGER COMPANY                                                                                   560,626
    15,484  SAFEWAY INCORPORATED                                                                             384,932
    29,607  STARBUCKS CORPORATION                                                                            718,562

                   Wells Fargo Advantage Allocation Funds 25


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
FOOD STORES (continued)
     8,443  SUPERVALU INCORPORATED                                                                      $    140,829
     6,784  WHOLE FOODS MARKET INCORPORATED+                                                                 245,242
                                                                                                           2,050,191
                                                                                                        ------------
FORESTRY: 0.05%
     8,417  WEYERHAEUSER COMPANY                                                                             381,038
                                                                                                        ------------
FURNITURE & FIXTURES: 0.05%
     5,912  LEGGETT & PLATT INCORPORATED                                                                     127,936
    14,288  MASCO CORPORATION                                                                                221,750
                                                                                                             349,686
                                                                                                        ------------
GENERAL MERCHANDISE STORES: 1.06%
     3,292  BIG LOTS INCORPORATED+                                                                           119,895
     5,511  FAMILY DOLLAR STORES INCORPORATED                                                                201,758
     1,933  SEARS HOLDINGS CORPORATION+                                                                      209,595
    29,962  TARGET CORPORATION                                                                             1,576,001
    16,715  TJX COMPANIES INCORPORATED                                                                       710,722
    84,978  WAL-MART STORES INCORPORATED                                                                   4,724,777
                                                                                                           7,542,748
                                                                                                        ------------
HEALTH CARE: 0.05%
     6,525  HOSPIRA INCORPORATED+                                                                            369,641
                                                                                                        ------------
HEALTH SERVICES: 0.70%
    11,246  AMERISOURCEBERGEN CORPORATION                                                                    325,234
    14,395  CARDINAL HEALTH INCORPORATED                                                                     518,652
     5,894  COVENTRY HEALTH CARE INCORPORATED+                                                               145,700
     4,110  DAVITA INCORPORATED+                                                                             260,574
    10,964  EXPRESS SCRIPTS INCORPORATED+                                                                  1,115,697
     6,779  HUMANA INCORPORATED+                                                                             317,054
     4,169  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                      315,635
    10,729  MCKESSON CORPORATION                                                                             705,110
    18,482  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                           1,193,198
    17,246  TENET HEALTHCARE CORPORATION+                                                                     98,647
                                                                                                           4,995,501
                                                                                                        ------------
HOLDING & OTHER INVESTMENT OFFICES: 0.75%
    65,909  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                       5,356,424
                                                                                                        ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.06%
    10,434  BED BATH & BEYOND INCORPORATED+                                                                  456,592
                                                                                                        ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.12%
    10,137  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                      319,518
     7,440  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                 347,002
     7,121  WYNDHAM WORLDWIDE CORPORATION                                                                    183,223
                                                                                                             849,743
                                                                                                        ------------
HOUSEHOLD PRODUCTS, WARE: 1.38%
     5,585  CLOROX COMPANY                                                                                   358,222
    19,664  COLGATE-PALMOLIVE COMPANY                                                                      1,676,553
     6,052  FORTUNE BRANDS INCORPORATED                                                                      293,583
    11,063  NEWELL RUBBERMAID INCORPORATED                                                                   168,158
   115,680  PROCTER & GAMBLE COMPANY                                                                       7,319,074
                                                                                                           9,815,590
                                                                                                        ------------

                    26 Wells Fargo Advantage Allocation Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.50%
    28,346  3M COMPANY                                                                                  $  2,368,875
    53,492  APPLIED MATERIALS INCORPORATED                                                                   721,072
    12,422  BAKER HUGHES INCORPORATED                                                                        581,846
     9,735  CAMERON INTERNATIONAL CORPORATION+                                                               417,242
    24,880  CATERPILLAR INCORPORATED                                                                       1,563,708
     8,019  CUMMINS INCORPORATED                                                                             496,777
    16,886  DEERE & COMPANY                                                                                1,004,042
     7,420  DOVER CORPORATION                                                                                346,885
     6,587  EATON CORPORATION                                                                                499,097
     2,224  FLOWSERVE CORPORATION                                                                            245,240
     4,858  FMC TECHNOLOGIES INCORPORATED+                                                                   313,973
     4,674  PALL CORPORATION                                                                                 189,250
     6,404  PARKER HANNIFIN CORPORATION                                                                      414,595
     8,262  PITNEY BOWES INCORPORATED                                                                        202,006
     9,893  SMITH INTERNATIONAL INCORPORATED                                                                 423,618
     6,269  STANLEY BLACK & DECKER INCORPORATED                                                              359,903
     6,639  TERADATA CORPORATION+                                                                            191,801
     9,106  WESTERN DIGITAL CORPORATION+                                                                     355,043
                                                                                                          10,694,973
                                                                                                        ------------
INSURANCE CARRIERS: 2.07%
    17,165  AETNA INCORPORATED                                                                               602,663
    18,684  AFLAC INCORPORATED                                                                             1,014,354
    21,369  ALLSTATE CORPORATION                                                                             690,432
     5,373  AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                       183,434
    10,627  AON CORPORATION                                                                                  453,879
     4,639  ASSURANT INCORPORATED                                                                            159,489
    13,086  CHUBB CORPORATION                                                                                678,509
    10,951  CIGNA CORPORATION                                                                                400,588
     6,488  CINCINNATI FINANCIAL CORPORATION                                                                 187,503
    19,478  GENWORTH FINANCIAL INCORPORATED+                                                                 357,227
    17,672  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                   502,238
     7,557  LEUCADIA NATIONAL CORPORATION+                                                                   187,489
    12,038  LINCOLN NATIONAL CORPORATION                                                                     369,567
    14,132  LOEWS CORPORATION                                                                                526,841
    21,195  MARSH & MCLENNAN COMPANIES INCORPORATED                                                          517,582
    32,622  METLIFE INCORPORATED                                                                           1,413,837
    12,723  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                           371,639
    18,519  PRUDENTIAL FINANCIAL INCORPORATED                                                              1,120,400
    26,746  THE PROGRESSIVE CORPORATION                                                                      510,581
    20,454  THE TRAVELERS COMPANIES INCORPORATED                                                           1,103,289
     3,299  TORCHMARK CORPORATION                                                                            176,529
    46,100  UNITEDHEALTH GROUP INCORPORATED                                                                1,506,087
    13,237  UNUMPROVIDENT CORPORATION                                                                        327,880
    17,680  WELLPOINT INCORPORATED+                                                                        1,138,238
    13,624  XL CAPITAL LIMITED CLASS A                                                                       257,494
                                                                                                          14,757,769
                                                                                                        ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.82%
    13,892  AGILENT TECHNOLOGIES INCORPORATED+                                                               477,746
     9,387  BECTON DICKINSON & COMPANY                                                                       739,039
    60,192  BOSTON SCIENTIFIC CORPORATION+                                                                   434,586
     3,809  C.R. BARD INCORPORATED                                                                           329,936
     7,061  CAREFUSION CORPORATION+                                                                          186,622
    10,435  DANAHER CORPORATION                                                                              833,861

                   Wells Fargo Advantage Allocation Funds 27


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
     5,861  DENTSPLY INTERNATIONAL INCORPORATED                                                         $    204,256
    10,699  EASTMAN KODAK COMPANY                                                                             61,947
     6,088  FLIR SYSTEMS INCORPORATED+                                                                       171,682
     2,231  MILLIPORE CORPORATION+                                                                           235,594
     4,682  PERKINELMER INCORPORATED                                                                         111,900
     5,985  QUEST DIAGNOSTICS INCORPORATED                                                                   348,866
     5,685  ROCKWELL AUTOMATION INCORPORATED                                                                 320,407
     3,731  ROPER INDUSTRIES INCORPORATED                                                                    215,801
     7,058  TERADYNE INCORPORATED+                                                                            78,838
    16,307  THERMO FISHER SCIENTIFIC INCORPORATED+                                                           838,832
     3,727  WATERS CORPORATION+                                                                              251,722
                                                                                                           5,841,635
                                                                                                        ------------
MEDIA - COMMUNICATION: 0.23%
    26,964  CBS CORPORATION CLASS B                                                                          375,878
    37,243  DIRECTV+                                                                                       1,259,186
                                                                                                           1,635,064
                                                                                                        ------------
MEDICAL EQUIPMENT & SUPPLIES: 0.47%
     1,550  INTUITIVE SURGICAL INCORPORATED+                                                                 539,602
    43,994  MEDTRONIC INCORPORATED                                                                         1,981,050
    12,960  ST. JUDE MEDICAL INCORPORATED+                                                                   532,008
     4,935  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                             273,054
                                                                                                           3,325,714
                                                                                                        ------------
MEDICAL PRODUCTS: 0.47%
    12,247  ALLERGAN INCORPORATED                                                                            799,974
    24,002  BAXTER INTERNATIONAL INCORPORATED                                                              1,396,916
    11,255  STRYKER CORPORATION                                                                              644,011
     8,482  ZIMMER HOLDINGS INCORPORATED+                                                                    502,134
                                                                                                           3,343,035
                                                                                                        ------------
METAL MINING: 0.39%
     5,385  CLIFFS NATURAL RESOURCES INCORPORATED                                                            382,066
    17,148  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                            1,432,544
    19,554  NEWMONT MINING CORPORATION                                                                       995,885
                                                                                                           2,810,495
                                                                                                        ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.03%
     5,031  VULCAN MATERIALS COMPANY                                                                         237,664
                                                                                                        ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.07%
     4,888  HASBRO INCORPORATED                                                                              187,113
    14,483  MATTEL INCORPORATED                                                                              329,343
                                                                                                             516,456
                                                                                                        ------------
MISCELLANEOUS RETAIL: 0.78%
    17,497  COSTCO WHOLESALE CORPORATION                                                                   1,044,746
    55,379  CVS CAREMARK CORPORATION                                                                       2,024,656
     6,562  GAMESTOP CORPORATION CLASS A+                                                                    143,773
    10,941  OFFICE DEPOT INCORPORATED+                                                                        87,309
     4,987  RADIOSHACK CORPORATION                                                                           112,856
    29,033  STAPLES INCORPORATED                                                                             679,082
    39,236  WALGREEN COMPANY                                                                               1,455,263
                                                                                                           5,547,685
                                                                                                        ------------

                    28 Wells Fargo Advantage Allocation Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
MISCELLANEOUS SERVICES: 0.02%
     2,031  DUN & BRADSTREET CORPORATION                                                                $    151,147
                                                                                                        ------------
MOTION PICTURES: 0.58%
    45,810  TIME WARNER INCORPORATED                                                                       1,432,479
    77,244  WALT DISNEY COMPANY                                                                            2,696,588
                                                                                                           4,129,067
                                                                                                        ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.52%
    12,462  FEDEX CORPORATION                                                                              1,163,951
    39,542  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                     2,546,900
                                                                                                           3,710,851
                                                                                                        ------------
NETWORKING: 0.83%
   228,033  CISCO SYSTEMS INCORPORATED+                                                                    5,935,699
                                                                                                        ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.86%
    47,661  AMERICAN EXPRESS COMPANY                                                                       1,966,493
    18,132  CAPITAL ONE FINANCIAL CORPORATION                                                                750,846
    21,650  DISCOVER FINANCIAL SERVICES                                                                      322,585
     3,843  MASTERCARD INCORPORATED CLASS A                                                                  976,122
    14,787  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                           231,269
    19,312  SLM CORPORATION+                                                                                 241,786
    17,778  VISA INCORPORATED CLASS A                                                                      1,618,331
                                                                                                           6,107,432
                                                                                                        ------------
OFFICE EQUIPMENT: 0.07%
    53,843  XEROX CORPORATION                                                                                524,969
                                                                                                        ------------
OIL & GAS EXTRACTION: 2.10%
    19,617  ANADARKO PETROLEUM CORPORATION                                                                 1,428,706
    13,403  APACHE CORPORATION                                                                             1,360,405
    11,688  BJ SERVICES COMPANY                                                                              250,123
     4,128  CABOT OIL & GAS CORPORATION                                                                      151,910
    25,961  CHESAPEAKE ENERGY CORPORATION                                                                    613,718
    15,749  DENBURY RESOURCES INCORPORATED+                                                                  265,686
    17,794  DEVON ENERGY CORPORATION                                                                       1,146,467
     2,768  DIAMOND OFFSHORE DRILLING INCORPORATED                                                           245,826
    10,059  EOG RESOURCES INCORPORATED                                                                       934,883
     5,729  EQT CORPORATION                                                                                  234,889
    11,337  NABORS INDUSTRIES LIMITED+                                                                       222,545
    32,337  OCCIDENTAL PETROLEUM CORPORATION                                                               2,733,770
     4,601  PIONEER NATURAL RESOURCES COMPANY                                                                259,128
     6,338  RANGE RESOURCES CORPORATION                                                                      297,062
     4,533  ROWAN COMPANIES INCORPORATED+                                                                    131,956
    47,656  SCHLUMBERGER LIMITED                                                                           3,024,250
    13,783  SOUTHWESTERN ENERGY COMPANY+                                                                     561,244
    23,232  XTO ENERGY INCORPORATED                                                                        1,096,086
                                                                                                          14,958,654
                                                                                                        ------------
OIL & OIL SERVICES: 0.18%
    36,046  HALLIBURTON COMPANY                                                                            1,086,066
     4,210  HELMERICH & PAYNE INCORPORATED                                                                   160,317
                                                                                                           1,246,383
                                                                                                        ------------

                   Wells Fargo Advantage Allocation Funds 29


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
OIL FIELD EQUIPMENT & SERVICES: 0.10%
    16,665  NATIONAL OILWELL VARCO INCORPORATED                                                         $    676,266
                                                                                                        ------------
PAPER & ALLIED PRODUCTS: 0.12%
     4,341  BEMIS COMPANY INCORPORATED                                                                       124,674
    17,248  INTERNATIONAL PAPER COMPANY                                                                      424,473
     6,821  MEADWESTVACO CORPORATION                                                                         174,277
     5,270  PACTIV CORPORATION+                                                                              132,699
                                                                                                             856,123
                                                                                                        ------------
PERSONAL SERVICES: 0.05%
     5,235  CINTAS CORPORATION                                                                               147,051
    13,363  H&R BLOCK INCORPORATED                                                                           237,861
                                                                                                             384,912
                                                                                                        ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.42%
    79,986  CHEVRON CORPORATION                                                                            6,065,338
    59,216  CONOCOPHILLIPS                                                                                 3,030,083
   188,033  EXXON MOBIL CORPORATION                                                                       12,594,450
    11,598  HESS CORPORATION                                                                                 725,455
    28,194  MARATHON OIL CORPORATION                                                                         892,058
     7,612  MURPHY OIL CORPORATION                                                                           427,718
     4,657  SUNOCO INCORPORATED                                                                              138,359
     5,598  TESORO PETROLEUM CORPORATION                                                                      77,812
    22,494  VALERO ENERGY CORPORATION                                                                        443,132
                                                                                                          24,394,405
                                                                                                        ------------
PHARMACEUTICALS: 3.48%
    61,836  ABBOTT LABORATORIES                                                                            3,257,520
    68,268  BRISTOL-MYERS SQUIBB COMPANY                                                                   1,822,756
    40,414  ELI LILLY & COMPANY                                                                            1,463,795
    12,042  FOREST LABORATORIES INCORPORATED+                                                                377,637
   109,600  JOHNSON & JOHNSON                                                                              7,145,920
     9,895  KING PHARMACEUTICALS INCORPORATED+                                                               116,365
   124,073  MERCK & COMPANY INCORPORATED                                                                   4,634,127
    12,214  MYLAN LABORATORIES INCORPORATED+                                                                 277,380
   321,417  PFIZER INCORPORATED                                                                            5,512,302
     4,244  WATSON PHARMACEUTICALS INCORPORATED+                                                             177,272
                                                                                                          24,785,074
                                                                                                        ------------
PIPELINES: 0.08%
    23,242  THE WILLIAMS COMPANIES INCORPORATED                                                              536,890
                                                                                                        ------------
PRIMARY METAL INDUSTRIES: 0.36%
     4,375  AK STEEL HOLDING CORPORATION                                                                     100,013
    40,634  ALCOA INCORPORATED                                                                               578,628
     3,910  ALLEGHENY TECHNOLOGIES INCORPORATED                                                              211,101
    12,542  NUCOR CORPORATION                                                                                569,156
     5,642  PRECISION CASTPARTS CORPORATION                                                                  714,898
     3,362  TITANIUM METALS CORPORATION+                                                                      55,776
     5,709  UNITED STATES STEEL CORPORATION                                                                  362,636
                                                                                                           2,592,208
                                                                                                        ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.14%
     9,453  GANNETT COMPANY INCORPORATED                                                                     156,164
    12,572  MCGRAW-HILL COMPANIES INCORPORATED                                                               448,192

                    30 Wells Fargo Advantage Allocation Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
     1,462  MEREDITH CORPORATION                                                                        $     50,307
     4,633  NEW YORK TIMES COMPANY CLASS A+                                                                   51,565
     8,183  RR DONNELLEY & SONS COMPANY                                                                      174,707
       243  WASHINGTON POST COMPANY CLASS B                                                                  107,936
                                                                                                             988,871
                                                                                                        ------------
RAILROAD TRANSPORTATION: 0.43%
    15,533  CSX CORPORATION                                                                                  790,630
    14,722  NORFOLK SOUTHERN CORPORATION                                                                     822,813
    20,123  UNION PACIFIC CORPORATION                                                                      1,475,016
                                                                                                           3,088,459
                                                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.75%
     4,665  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                 85,883
     3,247  AVALONBAY COMMUNITIES INCORPORATED                                                               280,378
     5,534  BOSTON PROPERTIES INCORPORATED                                                                   417,485
    10,766  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                     170,641
    11,226  EQUITY RESIDENTIAL                                                                               439,498
    11,702  HCP INCORPORATED                                                                                 386,166
     4,926  HEALTH CARE REIT INCORPORATED                                                                    222,803
    26,014  HOST HOTELS & RESORTS INCORPORATED                                                               381,105
    16,151  KIMCO REALTY CORPORATION                                                                         252,602
     6,484  PLUM CREEK TIMBER COMPANY                                                                        252,292
    18,886  PROLOGIS                                                                                         249,295
     5,403  PUBLIC STORAGE INCORPORATED                                                                      497,022
    11,549  SIMON PROPERTY GROUP INCORPORATED                                                                968,961
     6,241  VENTAS INCORPORATED                                                                              296,323
     6,278  VORNADO REALTY TRUST                                                                             475,245
                                                                                                           5,375,699
                                                                                                        ------------
RETAIL: 0.11%
    13,652  BEST BUY COMPANY INCORPORATED                                                                    580,756
     4,956  TIFFANY & COMPANY                                                                                235,360
                                                                                                             816,116
                                                                                                        ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.04%
     6,329  SEALED AIR CORPORATION                                                                           133,415
     9,646  THE GOODYEAR TIRE & RUBBER COMPANY+                                                              121,925
                                                                                                             255,340
                                                                                                        ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.40%

    10,175  AMERIPRISE FINANCIAL INCORPORATED                                                                461,538
    38,935  CHARLES SCHWAB CORPORATION                                                                       727,695
     2,654  CME GROUP INCORPORATED                                                                           838,956
    63,401  E*TRADE FINANCIAL CORPORATION+                                                                   104,612
     3,526  FEDERATED INVESTORS INCORPORATED CLASS B                                                          93,016
     5,908  FRANKLIN RESOURCES INCORPORATED                                                                  655,197
    20,958  GOLDMAN SACHS GROUP INCORPORATED                                                               3,576,064
     2,931  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                          328,800
    17,076  INVESCO LIMITED                                                                                  374,135
     6,475  LEGG MASON INCORPORATED                                                                          185,638
    55,681  MORGAN STANLEY                                                                                 1,630,896
     5,894  NASDAQ STOCK MARKET INCORPORATED+                                                                124,481
    10,394  NYSE EURONEXT INCORPORATED                                                                       307,766
    10,314  T. ROWE PRICE GROUP INCORPORATED                                                                 566,548
                                                                                                           9,975,342
                                                                                                        ------------

                   Wells Fargo Advantage Allocation Funds 31


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.10%
    22,485  ADVANCED MICRO DEVICES INCORPORATED+                                                        $    208,436
    81,753  EMC CORPORATION+                                                                               1,474,824
   220,003  INTEL CORPORATION                                                                              4,897,267
     7,337  MICROCHIP TECHNOLOGY INCORPORATED                                                                206,610
    33,879  MICRON TECHNOLOGY INCORPORATED+                                                                  352,003
    22,099  NVIDIA CORPORATION+                                                                              384,081
     9,109  SANDISK CORPORATION+                                                                             315,445
                                                                                                           7,838,666
                                                                                                        ------------
SOFTWARE: 2.20%
    20,874  ADOBE SYSTEMS INCORPORATED+                                                                      738,313
     7,273  BMC SOFTWARE INCORPORATED+                                                                       276,374
    13,009  ELECTRONIC ARTS INCORPORATED+                                                                    242,748
    12,502  INTUIT INCORPORATED+                                                                             429,319
     6,320  MCAFEE INCORPORATED+                                                                             253,622
   303,890  MICROSOFT CORPORATION                                                                          8,894,860
    13,871  NOVELL INCORPORATED+                                                                              83,087
   155,673  ORACLE CORPORATION                                                                             3,999,239
     7,515  RED HAT INCORPORATED+                                                                            219,964
    32,109  SYMANTEC CORPORATION+                                                                            543,284
                                                                                                          15,680,810
                                                                                                        ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.21%
    62,085  CORNING INCORPORATED                                                                           1,254,738
     6,714  OWENS-ILLINOIS INCORPORATED+                                                                     238,616
                                                                                                           1,493,354
                                                                                                        ------------
TELECOMMUNICATIONS: 0.58%
    16,037  AMERICAN TOWER CORPORATION CLASS A+                                                              683,337
    92,114  MOTOROLA INCORPORATED+                                                                           646,640
    66,932  QUALCOMM INCORPORATED                                                                          2,810,475
                                                                                                           4,140,452
                                                                                                        ------------
TOBACCO PRODUCTS: 0.90%
    82,860  ALTRIA GROUP INCORPORATED                                                                      1,700,287
     6,165  LORILLARD INCORPORATED                                                                           463,855
    74,912  PHILIP MORRIS INTERNATIONAL                                                                    3,907,410
     6,732  REYNOLDS AMERICAN INCORPORATED                                                                   363,393
                                                                                                           6,434,945
                                                                                                        ------------
TRANSPORTATION BY AIR: 0.06%
    29,601  SOUTHWEST AIRLINES COMPANY                                                                       391,325
                                                                                                        ------------
TRANSPORTATION EQUIPMENT: 0.91%
    15,362  GENERAL DYNAMICS CORPORATION                                                                   1,185,946
     6,320  GENUINE PARTS COMPANY                                                                            266,957
     9,331  HARLEY-DAVIDSON INCORPORATED                                                                     261,921
     7,284  ITT CORPORATION                                                                                  390,495
    12,058  NORTHROP GRUMMAN CORPORATION                                                                     790,643
    14,504  PACCAR INCORPORATED                                                                              628,603
    10,857  TEXTRON INCORPORATED                                                                             230,494
    37,294  UNITED TECHNOLOGIES CORPORATION                                                                2,745,211
                                                                                                           6,500,270
                                                                                                        ------------

                    32 Wells Fargo Advantage Allocation Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

  SHARES    SECURITY NAME                                                                                   VALUE
----------  -----------------------------------------------------------------------------------------   ------------
TRANSPORTATION SERVICES: 0.10%
     6,633  C.H. ROBINSON WORLDWIDE INCORPORATED                                                        $    370,453
     8,448  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                              311,900
                                                                                                             682,353
                                                                                                        ------------
TRAVEL & RECREATION: 0.12%
    17,285  CARNIVAL CORPORATION                                                                             672,041
     8,421  EXPEDIA INCORPORATED                                                                             210,188
                                                                                                             882,229
                                                                                                        ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.07%
     3,294  AIRGAS INCORPORATED                                                                              209,564
     4,328  BROWN-FORMAN CORPORATION CLASS B                                                                 257,300
                                                                                                             466,864
                                                                                                        ------------
WHOLESALE TRADE-DURABLE GOODS: 0.20%
    16,580  KIMBERLY-CLARK CORPORATION                                                                     1,042,538
     3,715  PATTERSON COMPANIES INCORPORATED                                                                 115,351
     2,451  W.W. GRAINGER INCORPORATED                                                                       265,003
                                                                                                           1,422,892
                                                                                                        ------------
TOTAL COMMON STOCKS (COST $408,220,364)                                                                  420,648,402
                                                                                                        ------------

 PRINCIPAL                                                              INTEREST RATE   MATURITY DATE
----------                                                              -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.12%
$  244,121  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10
            CLASS 6A1                                                       5.50%          11/25/2020        217,153
    31,509  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED
            SERIES 2004-HYB4 CLASS AA+/-                                    0.58           12/25/2034         27,332
   300,000  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED
            SERIES 2006-NCB1 CLASS 2A2+/-                                   0.35           05/15/2036        154,449
   120,389  FHLMC STRUCTURED PASS-THROUGH SECURITIES
            SERIES T-57 CLASS 2A1+/-                                        4.77           07/25/2043        117,944
   130,502  FHLMC STRUCTURED PASS-THROUGH SECURITIES
            SERIES T-59 CLASS 2A1+/-                                        4.53           10/25/2043        127,851
   203,247  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                      9.50           11/25/2031        238,816
    17,814  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-             1.21           12/25/2034         14,747

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,070,071)                                                  898,292
                                                                                                        ------------

AGENCY SECURITIES: 0.00%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.00%
       759  FHLMC #170151                                                  10.50           01/01/2016            855
                                                                                                        ------------
TOTAL AGENCY SECURITIES (COST $759)                                                                              855
                                                                                                        ------------
COLLATERAL FOR SECURITIES LENDING: 2.43%
COLLATERAL INVESTED IN OTHER ASSETS: 2.43%
   501,659  BNP PARIBAS SECURITIES CORPORATION REPURCHASE
            AGREEMENT - 102% COLLATERALIZED
            BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $501,659)         0.01           04/01/2010         501,659
    83,081  CALCASIEU PARISH LA+/-ss                                        0.40           12/01/2027          83,081
   241,690  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
            AUTHORITY+/-ss                                                  0.38           06/01/2028         241,690
 4,138,797  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,138,799)          0.02           04/01/2010       4,138,797
   200,339  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                       0.25           10/01/2038         200,339
   377,641  COOK COUNTY IL+/-ss                                             0.25           11/01/2030         377,641
   376,282  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
            BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $376,282)         0.03           04/01/2010         376,282

                   Wells Fargo Advantage Allocation Funds 33


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

 PRINCIPAL  SECURITY NAME                                               INTEREST RATE   MATURITY DATE       VALUE
----------  ---------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  723,334  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
            BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $723,334)         0.01%          04/01/2010   $    723,334
 3,003,427  GRYPHON FUNDING LIMITED(a)(i)                                   0.00           08/05/2010      1,234,408
   124,622  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss           0.33           11/01/2042        124,622
   216,011  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss         0.28           07/01/2029        216,011
   151,056  INDIANA MUNICIPAL POWER AGENCY+/-ss                             0.30           01/01/2018        151,056
 2,508,368  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
            BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,508,369)       0.01           04/01/2010      2,508,368
   226,585  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                          0.30           04/15/2025        226,585
   151,056  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                        0.34           01/01/2018        151,056
   339,499  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                        0.33           01/01/2034        339,499
   498,486  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss               0.34           07/01/2032        498,486
   226,585  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss               0.32           12/15/2040        226,585
 9,254,246  VFNC CORPORATION+++/-(a)(i)                                     0.25           09/30/2010      4,997,293
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,981,300)                                                17,316,792
                                                                                                        ------------
US TREASURY SECURITIES: 35.97%
US TREASURY BONDS: 35.97%
23,724,000  US TREASURY BOND                                                3.50           02/15/2039     19,197,912
32,883,000  US TREASURY BOND                                                4.25           05/15/2039     30,468,138
14,499,000  US TREASURY BOND<<                                              4.38           02/15/2038     13,787,650
41,329,000  US TREASURY BOND                                                4.38           11/15/2039     39,081,736
23,413,000  US TREASURY BOND                                                4.50           02/15/2036     22,867,922
19,452,000  US TREASURY BOND                                                4.50           05/15/2038     18,871,475
37,296,000  US TREASURY BOND                                                4.50           08/15/2039     36,013,950
15,744,000  US TREASURY BOND                                                4.63           02/15/2040     15,517,680
13,456,000  US TREASURY BOND                                                4.75           02/15/2037     13,641,020
13,708,000  US TREASURY BOND                                                5.00           05/15/2037     14,434,099
13,808,000  US TREASURY BOND                                                5.38           02/15/2031     15,275,100
13,983,000  US TREASURY BOND                                                6.25           05/15/2030     17,116,058
TOTAL US TREASURY SECURITIES (COST $275,352,287)                                                         256,272,740
                                                                                                        ------------
SHORT-TERM INVESTMENTS: 4.79%

  SHARES                                                                    YIELD
----------                                                              -------------
MUTUAL FUNDS: 2.01%
14,285,965  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(l)(u)                  0.09                         14,285,965
                                                                                                        ------------

 PRINCIPAL                                                              INTEREST RATE
----------                                                              -------------
US TREASURY BILLS: 2.78%
$12,775,000 US TREASURY BILL###                                             0.10          08/05/2010      12,767,854
  7,050,000 US TREASURY BILL###                                             0.20          05/06/2010       7,048,903
                                                                                                          19,816,757
                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $34,102,722)                                                           34,102,722
                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $734,727,503)*                             102.35%                                                 729,239,803
OTHER ASSETS AND LIABILITIES, NET                 (2.35)                                                 (16,718,612)
                                                 ------                                                 ------------
TOTAL NET ASSETS                                 100.00%                                                $712,521,191
                                                 ------                                                 ------------

                    34 Wells Fargo Advantage Allocation Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX ASSET ALLOCATION FUND

----------
<<   All or a ortion of this security is on loan.

+    Non-income earning securities.

(l)  Investment in an affiliate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

##   Zero coupon security. Rate represents yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $761,482,032 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $  58,707,440
Gross unrealized depreciation     (90,949,669)
                                -------------
Net unrealized depreciation     $ (32,242,229)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Allocation Funds 35


Portfolio of Investments--March 31, 2010 (Unaudited)

MODERATE BALANCED FUND

FACE/SHARE
  AMOUNT    SECURITY NAME                                                                                   VALUE
----------  ---------------------------------------------------------                                   ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.67%
       N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                         $   7,191,560
       N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                              4,309,611
       N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                 1,002,211
       N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                   7,215,309
       N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                    7,201,878
       N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                          21,604,586
       N/A  WELLS FARGO ADVANTAGE INFLATED-PROTECTED BOND PORTFOLIO                                         9,775,673
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                              3,252,712
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                            3,248,396
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                             3,254,750
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                             3,248,305
       N/A  WELLS FORGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                          2,157,227
       N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                           15,066,052
       N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                           68,270,142
       N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                 2,873,354
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                            1,859,613
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                               286,068
       N/A  WELLS FORGO ADVANTAGE STABLE INCOME PORTFOLIO                                                  32,459,897
       N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                       2,566,631
       N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                              19,485,974

 TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $211,004,466)                                    216,329,949
                                                                                                        -------------

 PRINCIPAL                                                              INTEREST RATE   MATURITY DATE
----------                                                              -------------   -------------
SHORT-TERM INVESTMENTS: 1.09%
US TREASURY BILLS: 1.09%
$2,360,000  US TREASURY BILL## #                                            0.10%         08/05/2010        2,358,679
                                                                                                        -------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,358,679)
                                                                                                            2,358,679
                                                                                                        -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $213,363,145)*                             100.76%                                                $ 218,688,628
OTHER ASSETS AND LIABILITIES, NET                 (0.76)                                                   (1,648,669)
                                                 ------                                                 -------------
TOTAL NET ASSETS                                 100.00%                                                $ 217,039,959
                                                 ------                                                 -------------

----------
##   Zero coupon security. Rate represents yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                    36 Wells Fargo Advantage Allocation Funds


                Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

                                                                             Aggressive    Conservative
                                                                             Allocation     Allocation
                                                                                Fund           Fund
                                                                            ------------   ------------
ASSETS
   Investments
      In unaffiliated securities, at value (including securities on loan)   $  1,544,135   $  1,838,970
      In affiliated Master Portfolios, at value .........................    102,041,485    336,029,361
      In affiliated securities, at value ................................              0              0
                                                                            ------------   ------------
   Total investments, at value (see cost below) .........................    103,585,620    337,868,331
                                                                            ------------   ------------
   Cash .................................................................         25,000         25,000
   Receivable for Fund shares issued ....................................         57,080        104,713
   Receivables for dividends and interest ...............................              0              0
                                                                            ------------   ------------
Total assets ............................................................    103,667,700    337,998,044
                                                                            ------------   ------------
LIABILITIES
   Payable for daily variation margin on futures contracts ..............        114,756        127,931
   Payable for Fund shares redeemed .....................................        142,548        144,683
   Payable for investments purchased ....................................              0              0
   Dividends payable ....................................................              0              0
   Payable upon receipt of securities loaned ............................              0              0
   Payable to investment advisor and affiliates .........................         31,639        105,022
   Accrued expenses and other liabilities ...............................          6,627         15,668
                                                                            ------------   ------------
Total liabilities .......................................................        295,570        393,304
                                                                            ------------   ------------
TOTAL NET ASSETS ........................................................   $103,372,130   $337,604,740
                                                                            ============   ============
NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $140,527,447   $359,859,998
   Undistributed (overdistributed) net investment income ................        480,625       (911,311)
   Accumulated net realized loss on investments .........................    (43,728,662)   (24,208,716)
   Net unrealized appreciation (depreciation) of investments ............      5,688,207      2,422,542
   Net unrealized appreciation (depreciation) of futures ................        404,513        442,227
                                                                            ------------   ------------
TOTAL NET ASSETS ........................................................   $103,372,130   $337,604,740
                                                                            ============   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A .................................................             NA             NA
   Shares outstanding - Class A .........................................             NA             NA
   Net asset value per share - Class A ..................................             NA             NA
   Maximum offering price per share - Class A(2) ........................             NA             NA
   Net assets - Class B .................................................             NA             NA
   Shares outstanding - Class B .........................................             NA             NA
   Net asset value and offering price per share - Class B ...............             NA             NA
   Net assets - Class C .................................................             NA             NA
   Shares outstanding - Class C .........................................             NA             NA
   Net asset value and offering price per share - Class C ...............             NA             NA
   Net assets - Administrator Class .....................................   $103,372,130   $337,604,740
   Shares outstanding - Administrator Class .............................      8,905,014     18,967,705
   Net asset value and offering price per share - Administrator Class ...   $      11.61   $      17.80
                                                                            ------------   ------------
Investments at cost .....................................................   $ 97,897,413   $335,445,789
                                                                            ------------   ------------
Securities on loan, at value ............................................   $          0   $          0
                                                                            ------------   ------------

----------
(1.)   Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 37


Statements of Assets and Liabilities-March 31, 2010 (Unaudited)

    Growth        Index Asset      Moderate
   Balanced        Allocation      Balanced
     Fund             Fund           Fund
--------------   -------------   ------------


$   13,393,873   $ 708,532,817   $  2,358,679
   878,347,167               0    216,329,949
             0      20,706,986              0
--------------   -------------   ------------
   891,741,040     729,239,803    218,688,628
--------------   -------------   ------------
        25,000         100,000         25,000
       340,546          80,138        183,887
             0       3,452,460              0
--------------   -------------   ------------
   892,106,586     732,872,401    218,897,515
--------------   -------------   ------------

     1,005,338         669,900        168,975
     2,649,080       1,316,676      1,605,639
             0          88,584              0
             0              89              0
             0      17,535,338              0
       324,558         631,183         81,379
        60,287         109,440          1,563
--------------   -------------   ------------
     4,039,263      20,351,210      1,857,556
--------------   -------------   ------------
$  888,067,323   $ 712,521,191   $217,039,959
==============   =============   ============

$1,039,240,157   $ 845,953,539   $244,799,467
     7,752,926         303,742      3,374,750
  (193,854,073)   (133,263,409)   (37,055,417)
    31,380,458      (5,487,700)     5,325,483
     3,547,855       5,015,019        595,676
--------------   -------------   ------------
$  888,067,323   $ 712,521,191   $217,039,959
==============   =============   ============

$   57,076,987   $ 655,826,394   $  7,634,911
     2,194,204      37,596,770        428,566
$        26.01   $       17.44   $      17.82
$        27.60   $       18.50   $      18.91
$   10,103,825   $  12,454,463   $  1,506,119
       434,318       1,168,117         84,800
$        23.26   $       10.66   $      17.76
$    8,198,403   $  18,501,255   $  1,711,613
       354,538       1,738,458         96,815
$        23.12   $       10.64   $      17.68
$  812,688,108   $  25,739,078   $206,187,316
    34,647,059       1,474,627     11,503,216
$        23.46   $       17.45   $      17.92
--------------   -------------   ------------
$  860,360,582   $ 734,727,503   $213,363,145
--------------   -------------   ------------
$            0   $  14,170,000   $          0
--------------   -------------   ------------

                    38 Wells Fargo Advantage Allocation Funds


   Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

                                                                           Aggressive   Conservative
                                                                           Allocation    Allocation
                                                                              Fund          Fund
                                                                          -----------   ------------
INVESTMENT INCOME
   Dividends ..........................................................   $         0    $         0
   Dividends allocated from affiliated Master Portfolios(1) ...........       644,193         61,798
   Dividends from affiliated securities ...............................             0              0
   Interest ...........................................................         1,242          1,460
   Interest allocated from affiliated Master Portfolios ...............       410,599      3,210,640
   Interest from affiliated securities ................................             0              0
   Securities lending income ..........................................             0              0
   Securities lending income from affiliated Master Portfolios ........         8,951         10,800
   Expenses allocated from affiliated Master Portfolios ...............      (341,854)      (837,308)
   Waivers allocated from affiliated Master Portfolios ................        36,962         40,427
                                                                          -----------    -----------
Total investment income ...............................................       760,093      2,487,817
                                                                          -----------    -----------
EXPENSES
   Advisory fees ......................................................       125,701        421,441
   Administration fees
      Fund level ......................................................        25,140         84,288
      Class A .........................................................            NA             NA
      Class B .........................................................            NA             NA
      Class C .........................................................            NA             NA
      Administrator Class .............................................        50,280        168,576
   Custody fees .......................................................             0              0
   Shareholder servicing fees
      Class A .........................................................            NA             NA
      Class B .........................................................            NA             NA
      Class C .........................................................            NA             NA
      Administrator Class .............................................       125,701        421,441
   Accounting fees ....................................................         1,198          9,825
   Distribution fees
      Class B .........................................................            NA             NA
      Class C .........................................................            NA             NA
   Professional fees ..................................................        13,400              0
   Registration fees ..................................................         7,480          7,480
   Shareholder reports ................................................         8,976         22,439
   Trustees' fees .....................................................         5,274              0
   Other fees and expenses ............................................        10,170         13,026
                                                                          -----------    -----------
Total expenses ........................................................       373,320      1,148,516
                                                                          -----------    -----------
LESS
   Waived fees and/or reimbursed expenses .............................      (140,596)      (457,705)
   Net expenses .......................................................       232,724        690,811
                                                                          -----------    -----------
Net investment income .................................................       527,369      1,797,006
                                                                          -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities ............................................             0              0
   Affiliated securities ..............................................             0              0
   Futures transactions ...............................................     2,094,328      1,952,945
   Transactions allocated from Master Portfolios ......................       677,443       (987,975)
                                                                          -----------    -----------
Net realized gain from investments ....................................     1,416,885        964,970
                                                                          -----------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities ............................................             0              0
   Affiliated securities ..............................................             0              0
   Futures transactions ...............................................         4,829         91,409
   Transactions allocated from Master Portfolios ......................     8,315,610     16,461,412
                                                                          -----------    -----------
Net change in unrealized appreciation (depreciation) of investments ...     8,320,439     16,552,821
                                                                          -----------    -----------
Net realized and unrealized gain (loss) on investments ................     9,737,324     17,517,791
                                                                          -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................   $10,264,693    $19,314,797
                                                                          ===========    ===========
1. Net of foreign withholding taxes of ................................   $    10,655    $         0


The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 39


Statements of Assets and Liabilities-March 31, 2010 (Unaudited)

   Growth      Index Asset     Moderate
  Balanced     Allocation      Balanced
    Fund          Fund           Fund
-----------   ------------   -----------

$         0   $  4,151,140   $         0
  4,452,517              0       774,045
          0          9,961             0
     10,831      5,644,512         2,040
 10,774,270              0     5,334,541
          0            909             0
          0         78,187             0
     75,021              0        21,928
 (2,775,224)             0      (858,949)
    293,198              0        86,757
-----------   ------------   -----------
 12,830,613      9,884,709     5,360,362
-----------   ------------   -----------

  1,045,595      2,242,326       289,115

    209,119        176,472        57,823
     80,458        904,213        12,668
     16,123         19,007         2,140
     11,039         26,395         2,221
    379,803         13,797       109,390
          0         30,502             0

     72,389        805,294        11,322
     14,187         16,970         1,913
      9,856         23,275         1,986
    945,164         34,491       270,934
      8,653         12,493         5,059

     43,187         50,910         5,735
     29,568         70,702         5,953
     13,372         22,339        13,406
     22,439         12,465        17,452
     64,821         77,288        22,439
      5,274          5,274         5,274
     25,726        101,316        12,949
-----------   ------------   -----------
  2,996,773      4,645,529       847,779
-----------   ------------   -----------

 (1,000,622)      (519,580)     (317,514)
  1,996,151      4,125,949       530,265
-----------   ------------   -----------
 10,834,462      5,758,760     4,830,097
-----------   ------------   -----------


          0    (16,841,536)            0
          0       (281,390)            0
 15,497,285     22,809,648     3,128,427
  2,333,397              0      (442,348)
-----------   ------------   -----------
 17,830,682      5,686,722     2,686,079
-----------   ------------   -----------

          0     32,439,527             0
          0      2,873,766             0
  1,331,864      1,823,839        48,511
 48,477,260              0     9,677,013
-----------   ------------   -----------
 49,809,124     37,137,132     9,725,524
-----------   ------------   -----------
 67,639,806     42,823,854    12,411,603
-----------   ------------   -----------
$78,474,268   $ 48,582,614   $17,241,700
===========   ============   ===========
$         0   $     74,074   $    11,910

                    40 Wells Fargo Advantage Allocation Funds


                                             Statements of Changes in Net Assets

                                                                                    AGGRESSIVE ALLOCATION FUND
                                                                             -------------------------------------
                                                                                 For the
                                                                             Six Months Ended         For the
                                                                              March 31, 2010        Year Ended
                                                                               (Unaudited)      September 30, 2009
                                                                             ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................     $169,286,410        $204,445,407
OPERATIONS
   Net investment income .................................................          527,369           2,671,643
   Net realized gain (loss) on investments ...............................        1,416,885         (27,857,556)
   Net change in unrealized appreciation (depreciation) of investments ...        8,320,439           9,867,473
                                                                               ------------        ------------
Net increase (decrease) in net assets resulting from operations ..........       10,264,693         (15,318,440)
                                                                               ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .............................................................               NA                  NA
     Class B .............................................................               NA                  NA
     Class C .............................................................               NA                  NA
     Administrator Class .................................................       (2,209,287)         (3,643,110)
   Net realized gains
     Class A .............................................................               NA                  NA
     Class B .............................................................               NA                  NA
     Class C .............................................................               NA                  NA
     Administrator Class .................................................                0             (20,605)
                                                                               ------------        ------------
Total distributions to shareholders ......................................       (2,209,287)         (3,663,715)
                                                                               ------------        ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................               NA                  NA
   Reinvestment of distributions - Class A ...............................               NA                  NA
   Cost of shares redeemed - Class A .....................................               NA                  NA
                                                                               ------------        ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A .............................................               NA                  NA
                                                                               ------------        ------------
   Proceeds from shares sold - Class B ...................................               NA                  NA
   Reinvestment of distributions - Class B ...............................               NA                  NA
   Cost of shares redeemed - Class B .....................................               NA                  NA
                                                                               ------------        ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B .............................................               NA                  NA
                                                                               ------------        ------------
   Proceeds from shares sold - Class C ...................................               NA                  NA
   Reinvestment of distributions - Class C ...............................               NA                  NA
   Cost of shares redeemed - Class C .....................................               NA                  NA
                                                                               ------------        ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C .............................................               NA                  NA
                                                                               ------------        ------------
   Proceeds from shares sold - Administrator Class .......................       16,472,947          61,702,225
   Reinvestment of distributions - Administrator Class ...................        2,204,396           3,643,300
   Cost of shares redeemed - Administrator Class .........................      (92,647,029)        (81,522,367)
                                                                               ------------        ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .................................      (73,969,686)        (16,176,842)
                                                                               ------------        ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Total ...............................................      (73,969,686)        (16,176,842)
                                                                               ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................      (65,914,280)        (35,158,997)
                                                                               ============        ============
ENDING NET ASSETS ........................................................     $103,372,130        $169,286,410
                                                                               ============        ============
Ending balance of undistributed (overdistributed) net investment
   income ................................................................     $    480,625        $  2,162,543
                                                                               ------------        ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Allocation Funds  41


Statements of Changes in Net Assets

     CONSERVATIVE ALLOCATION FUND               GROWTH BALANCED FUND                    INDEX ASSET ALLOCATION FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                For the
Six Months Ended         For the        Six Months Ended         For the        Six Months Ended        For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009     (Unaudited)      September 30, 2009
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

  $ 424,388,975       $ 479,237,779      $ 938,324,045       $1,258,315,439       $708,273,722      $ 869,482,980

      1,797,006          12,946,387         10,834,462           18,363,725          5,758,760         13,770,477
        964,970         (17,154,589)        17,830,682         (154,148,174)         5,686,722        (56,244,749)
     16,552,821          14,503,476         49,809,124           30,694,799         37,137,132        (17,727,983)
  -------------       -------------      -------------       --------------       ------------      -------------
     19,314,797          10,295,274         78,474,268         (105,089,650)        48,582,614        (60,202,255)
  -------------       -------------      -------------       --------------       ------------      -------------


             NA                  NA           (886,051)          (1,141,385)        (5,296,159)       (12,622,827)
             NA                  NA            (74,228)            (292,490)           (31,234)          (235,221)
             NA                  NA            (84,420)            (130,410)           (49,663)          (243,696)
    (12,043,396)        (18,792,992)       (14,342,061)         (29,490,388)          (291,116)          (611,627)

             NA                  NA                  0             (168,242)                 0            (73,264)
             NA                  NA                  0              (89,368)                 0             (2,649)
             NA                  NA                  0              (30,238)                 0             (2,215)
              0          (2,638,483)                 0           (3,731,321)                 0             (3,167)
  -------------       -------------      -------------       --------------       ------------      -------------
    (12,043,396)        (21,431,475)       (15,386,760)         (35,073,842)        (5,668,172)       (13,794,666)
  -------------       -------------      -------------       --------------       ------------      -------------

             NA                  NA          6,458,951           16,321,997          6,537,504         17,596,987
             NA                  NA            859,542            1,269,345          5,078,151         12,175,152
             NA                  NA         (9,863,332)         (14,812,025)       (41,503,099)       (96,663,066)
  -------------       -------------      -------------       --------------       ------------      -------------

             NA                  NA         (2,544,839)           2,779,317        (29,887,444)       (66,890,927)
  -------------       -------------      -------------       --------------       ------------      -------------
             NA                  NA             25,699              203,510             11,426             98,066
             NA                  NA             72,091              371,902             28,691            218,798
             NA                  NA         (4,755,504)         (14,431,131)        (3,612,020)       (12,870,713)
  -------------       -------------      -------------       --------------       ------------      -------------

             NA                  NA         (4,657,714)         (13,855,719)        (3,571,903)       (12,553,849)
  -------------       -------------      -------------       --------------       ------------      -------------
             NA                  NA            222,521              381,417            149,910            750,786
             NA                  NA             80,397              151,841             42,532            206,821
             NA                  NA           (432,493)          (1,641,652)        (2,000,742)        (4,519,330)
  -------------       -------------      -------------       --------------       ------------      -------------

             NA                  NA           (129,575)          (1,108,394)        (1,808,300)        (3,561,723)
  -------------       -------------      -------------       --------------       ------------      -------------
     31,223,941         107,926,719        175,704,141          627,120,674          7,684,719          5,005,582
     12,013,888          21,405,584         14,299,006           33,070,800            290,433            609,911
   (137,293,465)       (173,044,906)      (296,015,249)        (827,834,580)       (11,374,478)        (9,821,331)
  -------------       -------------      -------------       --------------       ------------      -------------

    (94,055,636)        (43,712,603)      (106,012,102)        (167,643,106)        (3,399,326)        (4,205,838)
  -------------       -------------      -------------       --------------       ------------      -------------

    (94,055,636)        (43,712,603)      (113,344,230)        (179,827,902)       (38,666,973)       (87,212,337)
  -------------       -------------      -------------       --------------       ------------      -------------
    (86,784,235)        (54,848,804)       (50,256,722)        (319,991,394)         4,247,469       (161,209,258)
  =============       =============      =============       ==============       ============      =============
  $ 337,604,740       $ 424,388,975      $ 888,067,323       $  938,324,045       $712,521,191      $ 708,273,722
  =============       =============      =============       ==============       ============      =============

  $    (911,311)      $   9,335,079      $   7,752,926       $   12,305,224       $    303,742      $     213,154
  -------------       -------------      -------------       --------------       ------------      -------------

                    42 Wells Fargo Advantage Allocation Funds


                                             Statements of Changes in Net Assets

                                                                                        AGGRESSIVE ALLOCATION FUND
                                                                                  -------------------------------------
                                                                                       For the
                                                                                  Six Months Ended         For the
                                                                                   March 31, 2010        Year Ended
                                                                                     (Unaudited)     September 30, 2009
                                                                                  ----------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................................              NA                  NA
   Shares issued in reinvestment of distributions - Class A ...................              NA                  NA
   Shares redeemed - Class A ..................................................              NA                  NA
                                                                                     ----------          ----------
   Net increase (decrease) in shares outstanding - Class A ....................              NA                  NA
                                                                                     ----------          ----------
   Shares sold - Class B ......................................................              NA                  NA
   Shares issued in reinvestment of distributions - Class B ...................              NA                  NA
   Shares redeemed - Class B ..................................................              NA                  NA
                                                                                     ----------          ----------
   Net decrease in shares outstanding - Class B ...............................              NA                  NA
                                                                                     ----------          ----------
   Shares sold - Class C ......................................................              NA                  NA
   Shares issued in reinvestment of distributions - Class C ...................              NA                  NA
   Shares redeemed - Class C ..................................................              NA                  NA
                                                                                     ----------          ----------
   Net decrease in shares outstanding - Class C ...............................              NA                  NA
                                                                                     ----------          ----------
   Shares sold - Administrator Class ..........................................       1,500,637           6,906,822
   Shares issued in reinvestment of distributions - Administrator Class .......         199,855             437,810
   Shares redeemed - Administrator Class ......................................      (8,533,945)         (9,194,289)
                                                                                     ----------          ----------
   Net decrease in shares outstanding - Administrator Class ...................      (6,833,453)         (1,849,657)
                                                                                     ----------          ----------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..      (6,833,453)         (1,849,657)
                                                                                     ----------          ----------

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 43


Statements of Changes in Net Assets

     CONSERVATIVE ALLOCATION FUND                GROWTH BALANCED FUND                INDEX ASSET ALLOCATION FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended        For the         Six Months Ended         For the        Six Months Ended         For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

           NA                  NA             262,068             795,101             389,956           1,234,205
           NA                  NA              34,645              66,280             292,581             838,017
           NA                  NA            (395,774)           (738,648)         (2,461,854)         (6,830,133)
   ----------         -----------         -----------         -----------          ----------          ----------
           NA                  NA             (99,061)            122,733          (1,779,317)         (4,757,911)
   ----------         -----------         -----------         -----------          ----------          ----------
           NA                  NA               1,155              11,032               1,109              11,491
           NA                  NA               3,243              21,681               2,663              24,804
           NA                  NA            (216,320)           (791,291)           (353,326)         (1,482,104)
   ----------         -----------         -----------         -----------          ----------          ----------
           NA                  NA            (211,922)           (758,578)           (349,554)         (1,445,809)
   ----------         -----------         -----------         -----------          ----------          ----------
           NA                  NA              10,022              22,124              14,646              85,352
           NA                  NA               3,638               8,868               3,299              23,405
           NA                  NA             (20,292)            (90,958)           (195,749)           (518,967)
   ----------         -----------         -----------         -----------          ----------          ----------
           NA                  NA              (6,632)            (59,966)           (177,804)           (410,210)
   ----------         -----------         -----------         -----------          ----------          ----------
    1,780,324           6,778,676           7,891,821          34,150,289             466,438             356,722
      697,266           1,393,541             639,777           1,912,938              17,060              41,938
   (7,825,139)        (10,828,737)        (13,378,488)        (46,422,491)           (678,509)           (700,526)
   ----------         -----------         -----------         -----------          ----------          ----------
   (5,347,549)         (2,656,520)         (4,846,890)        (10,359,264)           (195,011)           (301,866)
   ----------         -----------         -----------         -----------          ----------          ----------
   (5,347,549)         (2,656,520)         (5,164,505)        (11,055,075)         (2,501,686)         (6,915,796)
   ----------         -----------         -----------         -----------          ----------          ----------

                    44 Wells Fargo Advantage Allocation Funds


                                             Statements of Changes in Net Assets

                                                                                    MODERATE BALANCED FUND
                                                                            -------------------------------------
                                                                                 For the
                                                                            Six Months Ended         For the
                                                                             March 31, 2010        Year Ended
                                                                               (Unaudited)     September 30, 2009
                                                                            ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................    $ 342,174,335       $ 420,207,990
OPERATIONS
   Net investment income ................................................        4,830,097           8,790,347
   Net realized gain (loss) on investments ..............................        2,686,079         (29,245,227)
   Net change in unrealized appreciation (depreciation) of investments ..        9,725,524          12,201,507
                                                                             -------------       -------------
Net increase (decrease) in net assets resulting from operations .........       17,241,700          (8,253,373)
                                                                             -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................................         (296,526)           (263,142)
      Class B ...........................................................          (36,142)            (53,839)
      Class C ...........................................................          (42,451)            (37,718)
      Administrator Class ...............................................       (7,225,301)        (13,200,377)
   Net realized gains
      Class A ...........................................................                0             (81,272)
      Class B ...........................................................                0             (22,182)
      Class C ...........................................................                0             (15,819)
      Administrator Class ...............................................                0          (3,791,484)
                                                                             -------------       -------------
Total distributions to shareholders .....................................       (7,600,420)        (17,465,833)
                                                                             -------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................        2,158,253           3,447,139
   Reinvestment of distributions - Class A ..............................          286,367             331,213
   Cost of shares redeemed - Class A ....................................       (3,805,905)         (3,433,436)
                                                                             -------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ............................................       (1,361,285)            344,916
                                                                             -------------       -------------
   Proceeds from shares sold - Class B ..................................           23,709             521,701
   Reinvestment of distributions - Class B ..............................           33,463              73,607
   Cost of shares redeemed - Class B ....................................         (337,807)           (920,587)
                                                                             -------------       -------------
   Net decrease in net assets resulting from capital share transactions
      - Class B .........................................................         (280,635)           (325,279)
                                                                             -------------       -------------
   Proceeds from shares sold - Class C ..................................          268,125             231,733
   Reinvestment of distributions - Class C ..............................           39,202              49,780
   Cost of shares redeemed - Class C ....................................         (107,284)           (426,119)
                                                                             -------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ............................................          200,043            (144,606)
                                                                             -------------       -------------
   Proceeds from shares sold - Administrator Class ......................       19,860,340          47,800,651
   Reinvestment of distributions - Administrator Class ..................        7,188,444          16,658,857
   Cost of shares redeemed - Administrator Class ........................     (160,382,563)       (116,648,988)
                                                                             -------------       -------------
   Net decrease in net assets resulting from capital share transactions
      - Administrator Class .............................................     (133,333,779)        (52,189,480)
                                                                             -------------       -------------
   Net decrease in net assets resulting from capital share transactions
      - Total ...........................................................     (134,775,656)        (52,314,449)
                                                                             -------------       -------------
NET DECREASE IN NET ASSETS ..............................................     (125,134,376)        (78,033,655)
                                                                             =============       =============
ENDING NET ASSETS .......................................................    $ 217,039,959       $ 342,174,335
                                                                             =============       =============
Ending balance of undistributed net investment income ...................    $   3,374,750       $   6,145,073
                                                                             -------------       -------------

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 45


Statements of Changes in Net Assets

                                                                                          MODERATE BALANCED FUND
                                                                                  -------------------------------------
                                                                                       For the
                                                                                  Six Months Ended         For the
                                                                                   March 31, 2010        Year Ended
                                                                                     (Unaudited)     September 30, 2009
                                                                                  ----------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................................         124,810             230,988
   Shares issued in reinvestment of distributions - Class A ...................          16,708              22,975
   Shares redeemed - Class A ..................................................        (219,247)           (225,138)
                                                                                     ----------          ----------
   Net increase (decrease) in shares outstanding - Class A ....................         (77,729)             28,825
                                                                                     ----------          ----------
   Shares sold - Class B ......................................................           1,357              34,723
   Shares issued in reinvestment of distributions - Class B ...................           1,955               5,117
   Shares redeemed - Class B ..................................................         (19,789)            (61,775)
                                                                                     ----------          ----------
   Net decrease in shares outstanding - Class B ...............................         (16,477)            (21,935)
                                                                                     ----------          ----------
   Shares sold - Class C ......................................................          15,512              14,915
   Shares issued in reinvestment of distributions - Class C ...................           2,301               3,467
   Shares redeemed - Class C ..................................................          (6,201)            (28,224)
                                                                                     ----------          ----------
   Net increase (decrease) in shares outstanding - Class C ....................          11,612              (9,842)
                                                                                     ----------          ----------
   Shares sold - Administrator Class ..........................................       1,142,602           3,066,484
   Shares issued in reinvestment of distributions - Administrator Class .......         417,205           1,149,823
   Shares redeemed - Administrator Class ......................................      (9,226,311)         (7,732,355)
                                                                                     ----------          ----------
   Net decrease in shares outstanding - Administrator Class ...................      (7,666,504)         (3,516,048)
                                                                                     ----------          ----------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..      (7,749,098)         (3,519,000)
                                                                                     ----------          ----------

                    46 Wells Fargo Advantage Allocation Funds


                                                            Financial Highlights

                                                   Beginning                 Net Realized    Distributions
                                                   Net Asset       Net      and Unrealized      from Net      Distributions
                                                   Value Per   Investment     Gain (Loss)      Investment       from Net
                                                     Share       Income     on Investments       Income      Realized Gains
                                                   ---------   ----------   --------------   -------------   --------------
AGGRESSIVE ALLOCATION FUND
Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ..     $10.76      0.15             0.96           (0.26)          0.00
October 1, 2008 to September 30, 2009 ..........     $11.62      0.19            (0.83)          (0.22)          0.00(5)
October 1, 2007 to September 30, 2008 ..........     $16.92      0.21            (3.91)          (0.23)         (1.37)
October 1, 2006 to September 30, 2007 ..........     $15.32      0.23             2.39           (0.18)         (0.84)
October 1, 2005 to September 30, 2006 ..........     $14.57      0.22             1.08           (0.20)         (0.35)
October 1, 2004 to September 30, 2005 ..........     $13.09      0.19             1.45           (0.16)          0.00
CONSERVATIVE ALLOCATION FUND
Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ..     $17.45      0.25             0.78           (0.68)          0.00
October 1, 2008 to September 30, 2009 ..........     $17.77      0.58            (0.05)          (0.75)         (0.10)
October 1, 2007 to September 30, 2008 ..........     $20.35      0.73            (2.04)          (0.72)         (0.55)
October 1, 2006 to September 30, 2007 ..........     $19.74      0.70             0.84           (0.64)         (0.29)
October 1, 2005 to September 30, 2006 ..........     $19.78      0.67             0.30           (0.63)         (0.38)
October 1, 2004 to September 30, 2005 ..........     $19.48      0.54             0.40           (0.41)         (0.23)
GROWTH BALANCED FUND
Class A
October 1, 2009 to March 31, 2010 (Unaudited) ..     $24.12      0.26(4)          2.01           (0.38)          0.00
October 1, 2008 to September 30, 2009 ..........     $25.63      0.41(4)         (1.32)          (0.52)         (0.08)
October 1, 2007 to September 30, 2008 ..........     $36.21      0.63(4)         (7.32)          (0.63)         (3.26)
October 1, 2006 to September 30, 2007 ..........     $33.51      0.61             4.40           (0.53)         (1.78)
October 1, 2005 to September 30, 2006 ..........     $33.09      0.60             1.98           (0.45)         (1.71)
October 1, 2004 to September 30, 2005 ..........     $30.51      0.52             2.68           (0.41)         (0.21)
Class B
October 1, 2009 to March 31, 2010 (Unaudited) ..     $21.46      0.13(4)          1.81           (0.14)          0.00
October 1, 2008 to September 30, 2009 ..........     $22.70      0.22(4)         (1.13)          (0.25)         (0.08)
October 1, 2007 to September 30, 2008 ..........     $32.51      0.36(4)         (6.52)          (0.39)         (3.26)
October 1, 2006 to September 30, 2007 ..........     $30.29      0.33             3.95           (0.28)         (1.78)
October 1, 2005 to September 30, 2006 ..........     $30.12      0.30             1.81           (0.23)         (1.71)
October 1, 2004 to September 30, 2005 ..........     $27.83      0.23             2.47           (0.20)         (0.21)
Class C
October 1, 2009 to March 31, 2010 (Unaudited) ..     $21.42      0.14(4)          1.80           (0.24)          0.00
October 1, 2008 to September 30, 2009 ..........     $22.77      0.23(4)         (1.17)          (0.33)         (0.08)
October 1, 2007 to September 30, 2008 ..........     $32.60      0.36(4)         (6.54)          (0.39)         (3.26)
October 1, 2006 to September 30, 2007 ..........     $30.37      0.33             3.97           (0.29)         (1.78)
October 1, 2005 to September 30, 2006 ..........     $30.19      0.32             1.80           (0.23)         (1.71)
October 1, 2004 to September 30, 2005 ..........     $27.81      0.21             2.50           (0.12)         (0.21)
Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ..     $21.81      0.28(4)          1.80           (0.43)          0.00
October 1, 2008 to September 30, 2009 ..........     $23.29      0.41(4)         (1.21)          (0.60)         (0.08)
October 1, 2007 to September 30, 2008 ..........     $33.29      0.64(4)         (6.67)          (0.71)         (3.26)
October 1, 2006 to September 30, 2007 ..........     $30.98      0.70             3.99           (0.60)         (1.78)
October 1, 2005 to September 30, 2006 ..........     $30.76      0.62             1.85           (0.54)         (1.71)
October 1, 2004 to September 30, 2005 ..........     $28.41      0.56             2.50           (0.50)         (0.21)

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Includes net expenses allocated from the Master Portfolio(s) in which the Fund invests.

(3.) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Master Portfolio by the corresponding Master Portfolio's portfolio turnover rate.

(4.) Calculated based upon average shares outstanding.

(5.) Amount is less than $0.005

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 47


Financial Highlights

                          Ratio to
  Ending       Average Net Assets (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share         Income       Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------


  $11.61         1.83%       1.27%(2)   0.99%(2)     10.42%      47%(3)       $  103,372
  $10.76         1.83%       1.22%(2)   1.00%(2)     (4.96)%     80%(3)       $  169,286
  $11.62         1.76%       1.21%(2)   1.00%(2)    (23.80)%     62%(3)       $  204,445
  $16.92         1.55%       1.20%(2)   1.00%(2)     17.79%      58%(3)       $  273,273
  $15.32         1.55%       1.20%(2)   1.00%(2)      9.14%      61%(3)       $  223,488
  $14.57         1.42%       1.12%(2)   1.00%(2)     12.61%      64%(3)       $  196,484


  $17.80         3.18%       1.12%(2)   0.85%(2)      6.06%      91%(3)       $  337,605
  $17.45         3.18%       1.09%(2)   0.85%(2)      3.68%     130%(3)       $  424,389
  $17.77         3.80%       1.06%(2)   0.85%(2)     (6.85)%    100%(3)       $  479,238
  $20.35         3.75%       1.05%(2)   0.85%(2)      8.05%      91%(3)       $  615,216
  $19.74         3.69%       1.04%(2)   0.85%(2)      5.14%     106%(3)       $  515,658
  $19.78         2.78%       1.01%(2)   0.85%(2)      4.91%     102%(3)       $  442,285


  $26.01         2.06%       1.37%(2)   1.19%(2)      9.50%      67%(3)       $   57,077
  $24.12         1.95%       1.32%(2)   1.20%(2)     (2.95)%    105%(3)       $   55,318
  $25.63         2.09%       1.34%(2)   1.20%(2)    (20.42)%     80%(3)       $   55,626
  $36.21         1.89%       1.32%(2)   1.20%(2)     15.55%      75%(3)       $   79,411
  $33.51         1.89%       1.30%(2)   1.20%(2)      8.13%      80%(3)       $   64,560
  $33.09         1.59%       1.33%(2)   1.20%(2)     10.58%      80%(3)       $   58,091


  $23.26         1.46%       2.12%(2)   1.94%(2)      9.08%      67%(3)       $   10,104
  $21.46         1.21%       2.08%(2)   1.95%(2)     (3.66)%    105%(3)       $   13,869
  $22.70         1.31%       2.09%(2)   1.95%(2)    (21.02)%     80%(3)       $   31,892
  $32.51         1.12%       2.06%(2)   1.95%(2)     14.69%      75%(3)       $   66,097
  $30.29         1.12%       2.05%(2)   1.95%(2)      7.30%      80%(3)       $   73,602
  $30.12         0.84%       2.08%(2)   1.95%(2)      9.76%      80%(3)       $   85,327


  $23.12         1.29%       2.12%(2)   1.94%(2)      9.10%      67%(3)       $    8,198
  $21.42         1.21%       2.06%(2)   1.95%(2)     (3.69)%    105%(3)       $    7,738
  $22.77         1.33%       2.08%(2)   1.95%(2)    (21.02)%     80%(3)       $    9,588
  $32.60         1.12%       2.06%(2)   1.95%(2)     14.72%      75%(3)       $   15,226
  $30.37         1.12%       2.05%(2)   1.95%(2)      7.29%      80%(3)       $   16,351
  $30.19         0.84%       2.08%(2)   1.95%(2)      9.79%      80%(3)       $   18,262


  $23.46         2.26%       1.19%(2)   0.94%(2)      9.65%      67%(3)       $  812,688
  $21.81         2.18%       1.14%(2)   0.95%(2)     (2.68)%    105%(3)       $  861,399
  $23.29         2.32%       1.16%(2)   0.95%(2)    (20.25)%     80%(3)       $1,161,210
  $33.29         2.12%       1.14%(2)   0.95%(2)     15.84%      75%(3)       $1,804,249
  $30.98         2.13%       1.12%(2)   0.95%(2)      8.40%      80%(3)       $1,919,297
  $30.76         1.84%       1.07%(2)   0.95%(2)     10.87%      80%(3)       $1,848,078

                    48 Wells Fargo Advantage Allocation Funds


                                                            Financial Highlights

                                                   Beginning                 Net Realized    Distributions
                                                   Net Asset       Net      and Unrealized      from Net      Distributions
                                                   Value Per   Investment     Gain (Loss)      Investment       from Net
                                                     Share       Income     on Investments       Income      Realized Gains
                                                   ---------   ----------   --------------   -------------   --------------
INDEX ASSET ALLOCATION FUND
Class A
October 1, 2009 to March 31, 2010 (Unaudited) ..     $16.42      0.14(4)         1.16            (0.28)          0.00
October 1, 2008 to September 30, 2009 ..........     $17.63      0.31(4)        (1.21)           (0.31)          0.00(5)
October 1, 2007 to September 30, 2008 ..........     $23.12      0.44(4)        (4.36)           (0.44)         (1.13)
October 1, 2006 to September 30, 2007 ..........     $20.94      0.47(4)         2.58            (0.47)         (0.40)
October 1, 2005 to September 30, 2006 ..........     $19.99      0.44            1.16            (0.43)         (0.22)
October 1, 2004 to September 30, 2005 ..........     $18.80      0.40            1.64            (0.41)         (0.44)
Class B
October 1, 2009 to March 31, 2010 (Unaudited) ..     $10.02      0.04(4)         0.67            (0.07)          0.00
October 1, 2008 to September 30, 2009 ..........     $10.74      0.13(4)        (0.74)           (0.11)          0.00(5)
October 1, 2007 to September 30, 2008 ..........     $14.07      0.18(4)        (2.66)           (0.16)         (0.69)
October 1, 2006 to September 30, 2007 ..........     $12.73      0.19(4)         1.57            (0.18)         (0.24)
October 1, 2005 to September 30, 2006 ..........     $12.15      0.18            0.70            (0.17)         (0.13)
October 1, 2004 to September 30, 2005 ..........     $11.42      0.15            1.00            (0.15)         (0.27)
Class C
October 1, 2009 to March 31, 2010 (Unaudited) ..     $10.00      0.04(4)         0.68            (0.08)          0.00
October 1, 2008 to September 30, 2009 ..........     $10.73      0.12(4)        (0.73)           (0.12)          0.00(5)
October 1, 2007 to September 30, 2008 ..........     $14.07      0.18(4)        (2.66)           (0.17)         (0.69)
October 1, 2006 to September 30, 2007 ..........     $12.75      0.18(4)         1.56            (0.18)         (0.24)
October 1, 2005 to September 30, 2006 ..........     $12.16      0.17            0.72            (0.17)         (0.13)
October 1, 2004 to September 30, 2005 ..........     $11.44      0.17            0.98            (0.16)         (0.27)
Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ..     $16.44      0.16(4)         1.18            (0.33)          0.00
October 1, 2008 to September 30, 2009 ..........     $17.65      0.34(4)        (1.20)           (0.35)          0.00(5)
October 1, 2007 to September 30, 2008 ..........     $23.15      0.50(4)        (4.38)           (0.49)         (1.13)
October 1, 2006 to September 30, 2007 ..........     $20.97      0.54(4)         2.57            (0.53)         (0.40)
October 1, 2005 to September 30, 2006 ..........     $20.02      0.41            1.24            (0.48)         (0.22)
October 1, 2004 to September 30, 2005 ..........     $18.82      0.47            1.63            (0.46)         (0.44)
MODERATE BALANCED FUND
Class A
October 1, 2009 to March 31, 2010 (Unaudited) ..     $17.12      0.29(4)         0.97            (0.56)          0.00
October 1, 2008 to September 30, 2009 ..........     $17.85      0.38(4)        (0.36)           (0.57)         (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.76      0.55           (3.34)           (0.61)         (1.51)
October 1, 2006 to September 30, 2007 ..........     $21.97      0.65(4)         1.73            (0.61)         (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.23      0.60            0.75            (0.51)         (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.72      0.43            1.13            (0.40)         (0.65)
Class B
October 1, 2009 to March 31, 2010 (Unaudited) ..     $16.99      0.20(4)         0.98            (0.41)          0.00
October 1, 2008 to September 30, 2009 ..........     $17.67      0.26(4)        (0.34)           (0.42)         (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.53      0.42           (3.34)           (0.43)         (1.51)
October 1, 2006 to September 30, 2007 ..........     $21.76      0.47(4)         1.72            (0.44)         (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.04      0.42            0.76            (0.36)         (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.62      0.31            1.08            (0.32)         (0.65)
Class C
October 1, 2009 to March 31, 2010 (Unaudited) ..     $16.96      0.23(4)         0.95            (0.46)          0.00
October 1, 2008 to September 30, 2009 ..........     $17.64      0.26(4)        (0.34)           (0.42)         (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.52      0.41           (3.33)           (0.45)         (1.51)
October 1, 2006 to September 30, 2007 ..........     $21.77      0.47(4)         1.72            (0.46)         (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.05      0.43            0.75            (0.36)         (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.62      0.31            1.08            (0.31)         (0.65)
Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ..     $17.23      0.29(4)         0.99             0.59)          0.00
October 1, 2008 to September 30, 2009 ..........     $17.98      0.42(4)        (0.37)           (0.62)         (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.90      0.60           (3.36)           (0.65)         (1.51)
October 1, 2006 to September 30, 2007 ..........     $22.08      0.67(4)         1.77            (0.64)         (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.32      0.64            0.78            (0.56)         (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.76      0.52            1.10            (0.41)         (0.65)

                   Wells Fargo Advantage Allocation Funds 49


Financial Highlights

                          Ratio to
  Ending     Average Net Assets (Annualized)(1)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share         Income       Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------


 $17.44          1.66%       1.29%      1.14%         7.08%      13%           $655,826
 $16.42          2.13%       1.29%      1.15%        (4.85)%     43%           $646,455
 $17.63          2.17%       1.29%      1.15%       (17.92)%     45%           $777,876
 $23.12          2.12%       1.25%      1.15%        14.83%      16%           $914,716
 $20.94          2.13%       1.26%      1.15%         8.13%      11%           $871,848
 $19.99          2.06%       1.23%      1.15%        11.03%       6%           $934,783

 $10.66          0.90%       2.04%      1.89%         6.65%      13%           $ 12,454
 $10.02          1.43%       2.04%      1.90%        (5.48)%     43%           $ 15,201
 $10.74          1.42%       2.04%      1.90%       (18.56)%     45%           $ 31,831
 $14.07          1.36%       2.00%      1.90%        14.03%      16%           $ 85,203
 $12.73          1.38%       2.01%      1.90%         7.33%      11%           $125,661
 $12.15          1.33%       1.98%      1.90%        10.19%       6%           $146,644

 $10.64          0.90%       2.04%      1.90%         6.69%      13%           $ 18,501
 $10.00          1.39%       2.03%      1.90%        (5.51)%     43%           $ 19,162
 $10.73          1.42%       2.03%      1.90%       (18.56)%     45%           $ 24,975
 $14.07          1.37%       2.00%      1.90%        13.91%      16%           $ 36,028
 $12.75          1.38%       2.01%      1.90%         7.42%      11%           $ 36,261
 $12.16          1.26%       1.98%      1.90%        10.15%       6%           $ 40,795

 $17.45          1.90%       1.11%      0.89%         7.24%      13%           $ 25,739
 $16.44          2.39%       1.11%      0.90%        (4.61)%     43%           $ 27,455
 $17.65          2.43%       1.11%      0.90%       (17.73)%     45%           $ 34,802
 $23.15          2.35%       1.07%      0.90%        15.10%      16%           $ 49,620
 $20.97          2.39%       1.08%      0.90%         8.43%      11%           $ 78,458
 $20.02          2.31%       1.00%      0.90%        11.35%       6%           $ 36,815


 $17.82          3.34%       1.36%(2)   1.14%(2)      7.45%      79%(3)        $  7,635
 $17.12          2.47%       1.31%(2)   1.15%(2)      0.94%     116%(3)        $  8,669
 $17.85          2.88%       1.31%(2)   1.15%(2)    (13.39)%     89%(3)        $  8,524
 $22.76          2.80%       1.28%(2)   1.15%(2)     11.33%      82%(3)        $  9,839
 $21.97          2.75%       1.27%(2)   1.15%(2)      6.39%      93%(3)        $  5,618
 $22.23          2.11%       1.30%(2)   1.15%(2)      7.32%      91%(3)        $  4,745

 $17.76          2.58%       2.11%(2)   1.89%(2)      7.04%      79%(3)        $  1,506
 $16.99          1.72%       2.06%(2)   1.90%(2)      0.19%     116%(3)        $  1,720
 $17.67          2.13%       2.06%(2)   1.90%(2)    (14.06)%     89%(3)        $  2,177
 $22.53          2.01%       2.03%(2)   1.90%(2)     10.49%      82%(3)        $  3,699
 $21.76          1.99%       2.02%(2)   1.90%(2)      5.60%      93%(3)        $  3,283
 $22.04          1.35%       2.05%(2)   1.90%(2)      6.50%      91%(3)        $  3,121

 $17.68          2.57%       2.11%(2)   1.89%(2)      7.04%      79%(3)        $  1,712
 $16.96          1.72%       2.05%(2)   1.90%(2)      0.21%     116%(3)        $  1,445
 $17.64          2.13%       2.05%(2)   1.90%(2)    (14.05)%     89%(3)        $  1,677
 $22.52          2.03%       2.03%(2)   1.90%(2)     10.49%      82%(3)        $  2,034
 $21.77          2.00%       2.02%(2)   1.90%(2)      5.58%      93%(3)        $  1,602
 $22.05          1.35%       2.05%(2)   1.90%(2)      6.50%      91%(3)        $  1,223

 $17.92          4.23%       1.17%(2)   0.89%(2)      7.57%      79%(3)        $206,187
 $17.23          2.72%       1.13%(2)   0.90%(2)      1.14%     116%(3)        $330,340
 $17.98          3.13%       1.13%(2)   0.90%(2)    (13.17)%     89%(3)        $407,829
 $22.90          3.00%       1.10%(2)   0.90%(2)     11.59%      82%(3)        $533,729
 $22.08          2.98%       1.09%(2)   0.90%(2)      6.68%      93%(3)        $558,601
 $22.32          2.34%       1.04%(2)   0.90%(2)      7.57%      91%(3)        $557,564

                   50 Wells Fargo Advantage Allocation Funds


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Aggressive Allocation Fund ("Aggressive Allocation Fund"), Wells Fargo Advantage Conservative Allocation Fund ("Conservative Allocation Fund"), Wells Fargo Advantage Growth Balanced Fund ("Growth Balanced Fund") Wells Fargo Advantage Index Asset Allocation Fund ("Index Asset Allocation Fund") (formerly Wells Fargo Advantage Asset Allocation Fund) and Wells Fargo Advantage Moderate Balanced Fund ("Moderate Balanced Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

Each Fund, except Index Asset Allocation Fund, seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expense and realized and unrealized gains and losses. The financial statements of Master Portfolios for the six months ended March 31, 2010 are included elsewhere in this report and should be read in conjunction with the respective Fund's financial statements. As of March 31, 2010, each Fund, except Index Asset Allocation Fund, owns in the following percentages in Master
Portfolios:

                                      Aggressive   Conservative    Growth    Moderate
                                      Allocation    Allocation    Balanced   Balanced
                                         Fund          Fund         Fund       Fund
                                      ----------   ------------   --------   --------
C&B LARGE CAP VALUE PORTFOLIO             7%            1%           6%         3%
DISCIPLINED GROWTH PORTFOLIO              4%            1%           3%         2%
EMERGING GROWTH PORTFOLIO                 1%            0%*          1%         0%*
EQUITY INCOME PORTFOLIO                   7%            2%           5%         3%
EQUITY VALUE PORTFOLIO                    7%            2%           5%         3%
INDEX PORTFOLIO                          21%            5%          16%        10%
INFLATION-PROTECTED BOND PORTFOLIO        2%            5%           4%         4%
INTERNATIONAL CORE PORTFOLIO              3%            1%           3%         2%
INTERNATIONAL GROWTH PORTFOLIO            3%            1%           2%         2%
INTERNATIONAL INDEX PORTFOLIO             3%            1%           2%         2%
INTERNATIONAL VALUE PORTFOLIO             3%            1%           2%         2%
LARGE CAP APPRECIATION PORTFOLIO          2%            1%           2%         1%
LARGE COMPANY GROWTH PORTFOLIO           14%            3%          11%         7%
MANAGED FIXED INCOME PORTFOLIO           14%           38%          25%        32%
SMALL CAP INDEX PORTFOLIO                 3%            1%           2%         1%
SMALL COMPANY GROWTH PORTFOLIO            2%            0%*          2%         1%
SMALL COMPANY VALUE PORTFOLIO             0%*           0%*          0%*        0%*
STABLE INCOME PORTFOLIO                   0%           25%           0%        15%
STRATEGIC SMALL CAP VALUE PORTFOLIO       3%            1%           2%         1%
TOTAL RETURN BOND PORTFOLIO               4%           11%           7%         9%

*    Amount represents less than 0.05%

                    Wells Fargo Advantage Allocation Funds 51


Notes to Financial Statements (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in the this report.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

                    52 Wells Fargo Advantage Allocation Funds


                                       Notes to Financial Statements (Unaudited)

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six months ended March 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk and/or equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the

                    Wells Fargo Advantage Allocation Funds 53


Notes to Financial Statements (Unaudited)

continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2010, the following Fund owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Fund's securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

                               Restructured
                              SIVs ($Value)   % of Net Assets
                              -------------   ---------------
INDEX ASSET ALLOCATION FUND     $6,231,701         0.87%

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

For each Fund that invests in a Master Portfolio, the securities transactions, realized gains or losses, and interest and dividend income are recorded by each Master Portfolio and each Fund records its daily proportionate share of each Master Portfolio's income and realized and unrealized gains and losses.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of Index Asset Allocation Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

                    54 Wells Fargo Advantage Allocation Funds


                                       Notes to Financial Statements (Unaudited)

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At September 30, 2009 estimated net capital loss carryforwards, which are available to offset future net realized capital gains were as follows:

                                       Expiration
                               -------------------------
                                  2016          2017
                               ----------   ------------
AGGRESSIVE ALLOCATION FUND     $        0   $ 26,721,224
CONSERVATIVE ALLOCATION FUND            0     15,438,774
GROWTH BALANCED FUND                    0    106,543,939
INDEX ASSET ALLOCATION FUND     4,414,660     90,934,457
MODERATE BALANCED FUND                  0     21,001,170

At September 30, 2009 current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year were:

                                 Deferred
                               Post-October
                               Capital Loss
                               ------------
AGGRESSIVE ALLOCATION FUND      $17,468,379
CONSERVATIVE ALLOCATION FUND     11,053,895
GROWTH BALANCED FUND             99,452,086
INDEX ASSET ALLOCATION FUND       5,870,621
MODERATE BALANCED FUND           20,102,712

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                    Wells Fargo Advantage Allocation Funds 55


Notes to Financial Statements (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Funds' investments in securities:

                                                                     Significant        Significant
                                                  Quoted Prices   Other Observable     Unobservable
INVESTMENTS IN SECURITIES                           (Level 1)     Inputs (Level 2)   Inputs (Level 3)       Total
-------------------------                         -------------   ----------------   ----------------   ------------
AGGRESSIVE ALLOCATION FUND
   Equity securities
      AFFILIATED MASTER PORTFOLIOS                 $          0     $102,041,485        $        0      $102,041,485
   U.S. Treasury obligations                                  0        1,544,135                 0         1,544,135
                                                   $          0     $103,585,620        $        0      $103,585,620
CONSERVATIVE ALLOCATION FUND
   Equity securities
      AFFILIATED MASTER PORTFOLIOS                 $          0     $336,029,361        $        0      $336,029,361
   U.S. Treasury obligations                                  0        1,838,970                 0         1,838,970
                                                   $          0     $337,868,331        $        0      $337,868,331
GROWTH BALANCED FUND
   Equity securities
      AFFILIATED MASTER PORTFOLIOS                 $          0     $878,347,167        $        0      $878,347,167
   U.S. Treasury obligations                                  0       13,393,873                 0        13,393,873
                                                   $          0     $891,741,040        $        0      $891,741,040
INDEX ASSET ALLOCATION FUND
   Equity securities
      COMMON STOCKS                                $420,648,402     $          0        $        0      $420,648,402
   Agency securities                                          0              855                 0               855
   Collaterized mortgage obligations                          0          898,292                 0           898,292
   Corporate bonds and notes                                  0                0         6,231,701         6,231,701
   Debt securities issued by states in the U.S.
      and its political subdivisions                          0        2,836,651                 0         2,836,651
   Short-term investments                            14,285,965        8,248,440                 0        22,534,405
   U.S. Treasury obligations                        256,272,740       19,816,757                 0       276,089,497
                                                   $691,207,107     $ 31,800,995        $6,231,701      $729,239,803
MODERATE BALANCED FUND
   Equity securities
      AFFILIATED MASTER PORTFOLIOS                 $          0     $216,329,949        $        0      $216,329,949
   U.S. Treasury obligations                                  0        2,358,679                 0         2,358,679
                                                   $          0     $218,688,628        $        0      $218,688,628

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

As of March 31, 2010, the inputs used in valuing the Funds' other financial instruments*, which are carried at fair value, were as follows:

                                                  Significant        Significant
                               Quoted Prices   Other Observable     Unobservable
                                 (Level 1)     Inputs (Level 2)   Inputs (Level 3)       Total
                               -------------   ----------------   ----------------   ------------
AGGRESSIVE ALLOCATION FUND       $  404,513           $0                 $0           $  404,513
CONSERVATIVE ALLOCATION FUND        442,227            0                  0              442,227
GROWTH BALANCED FUND              3,547,855            0                  0            3,547,855
INDEX ASSET ALLOCATION FUND       5,015,019            0                  0            5,015,019
MODERATE BALANCED FUND              595,676            0                  0              595,676

*    Other financial instruments includes futures contracts.

                    56 Wells Fargo Advantage Allocation Funds


                                       Notes to Financial Statements (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INDEX ASSET ALLOCATION FUND

                                                                CORPORATE BONDS
                                                                   AND NOTES
                                                                ---------------
Balance as of September 30, 2009                                  $ 5,428,124
   Accrued discounts (premiums)                                             0
   Realized gain (loss)                                            (5,340,683)
   Change in unrealized appreciation (depreciation)                 6,793,653
   Net purchases (sales)                                             (649,393)
   Transfer in (out) of Level 3                                             0
Balance as of March 31, 2010                                      $ 6,231,701
Change in unrealized appreciation (depreciation)
   relating to securities held at the end of reporting period     $ 1,184,910

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

For each Fund, except the Index Asset Allocation Fund, Funds Management is paid an annual rate of 0.25% of each Fund's average daily net assets.

For Index Asset Allocation Fund, Funds Management is paid an annual advisory fee starting at 0.65% and declining to 0.50% as average daily net assets increase. For the six months ended March 31, 2010, the advisory fee was equivalent to an annual rate of 0.64% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

Each Fund that invests its assets in one or more Master Portfolio may withdraw all of its investments from its corresponding Master Portfolio(s) and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

Funds Management also acts as adviser to each Master Portfolio and is entitled to receive fees from each Master Portfolio for those services.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                    Wells Fargo Advantage Allocation Funds 57


Notes to Financial Statements (Unaudited)

                                               Administration Fees
                              Average Daily       (% of Average
                               Net Assets       Daily Net Assets)
                            ----------------   -------------------
Fund level                  First $5 billion           0.05
                             Next $5 billion           0.04
                            Over $10 billion           0.03
Class A, Class B, Class C   All asset levels           0.28
Administrator Class         All asset levels           0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended March 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived and/or reimbursed by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

State Street Bank and Trust Company ("State Street") provides custody services to Index Asset Allocation Fund and is entitled to an annual asset-based fee for domestic and global custody service. Prior to November 16, 2009, Wells Fargo Bank, N.A. provided custody services to Index Asset Allocation Fund and received a monthly fee at an annual rate of 0.02% of the Fund's average daily net assets. Any Fund that invests its assets solely in one or more Master Portfolio or other investment companies does not incur a custody fee.

State Street also provides fund accounting services to each Fund and is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services. Prior to November 16, 2009, PNC Global Investment Servicing ("PNC") served as fund accountant to each Fund and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the six months ended March 31, 2010, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                                Front-end            Contingent
                              sales charges    deferred sales charges
                              -------------   -----------------------
                                 Class A         Class B      Class C
                              -------------   -------------   -------
GROWTH BALANCED FUND             $ 7,852          $   68        $178
INDEX ASSET ALLOCATION FUND       70,700           7,370         584
MODERATE BALANCED FUND            46,444             300           6

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended March 31, 2010, were as follows:

                   58 Wells Fargo Advantage Allocation Funds


                                       Notes to Financial Statements (Unaudited)

                               Purchases at Cost   Sales Proceeds
                               -----------------   --------------
AGGRESSIVE ALLOCATION FUND      $  510,980,348*    $  569,611,195*
CONSERVATIVE ALLOCATION FUND     1,211,204,955*     1,146,687,387*
GROWTH BALANCED FUND               820,178,906*       830,707,585*
INDEX ASSET ALLOCATION FUND         83,300,934         92,970,699
MODERATE BALANCED FUND           1,023,656,772*       988,952,431*

* Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2010, the Fund entered into futures contracts for hedging purposes.

At March 31, 2010, the following Funds had futures contracts outstanding as follows:

                                                                                Initial       Value at    Net Unrealized
                               Expiration                                      Contract      March 31,     Appreciation/
                                  Date       Contracts          Type            Amount          2010      (Depreciation)
                               ----------   -----------   ----------------   ------------   -----------   --------------
AGGRESSIVE ALLOCATION FUND      June 2010       52 Long     S&P 500 Index    $ 14,766,700    15,147,600     $  380,900
                                June 2010     132 Short   US Treasury Bond   $ 15,352,113    15,328,500     $   23,613
CONSERVATIVE ALLOCATION FUND    June 2010       58 Long     S&P 500 Index      16,470,550    16,895,400        424,850
                                June 2010     143 Short   US Treasury Bond     16,623,252    16,605,875         17,377
GROWTH BALANCED FUND            June 2010      453 Long     S&P 500 Index     128,642,275   131,958,900      3,316,625
                                June 2010   1,152 Short   US Treasury Bond    134,007,230   133,776,000        231,230
INDEX ASSET ALLOCATION FUND     June 2010      638 Long     S&P 500 Index     181,111,500   185,849,400      4,737,900
                                June 2010       46 Long   US Treasury Bond      5,318,688     5,341,750         23,062
                                June 2010   1,528 Short   US Treasury Bond    177,693,057   177,439,000        254,057
MODERATE BALANCED FUND          June 2010       77 Long     S&P 500 Index      21,866,075    22,430,100        564,025
                                June 2010     188 Short   US Treasury Bond     21,863,151    21,831,500         31,651

The Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Index Asset Allocation Fund and Moderate Balanced fund had average contract amounts of $29,920,593, $32,908,030, $263,958,949, $362,207,776 and
$46,102,100 in futures contracts during the six months ended March 31, 2010.

The fair value of derivative instruments as of March 31, 2010 was as follows for the Aggressive Allocation Fund:

                                      Asset Derivatives
                          ----------------------------------------
                             Balance Sheet Location     Fair Value
                          ---------------------------   ----------
Equity contracts          Net assets - Net unrealized
                          appreciation of futures        $380,900*
Interest rate contracts   Net assets - Net unrealized
                          appreciation of futures          23,613*
                                                         --------
                                                         $404,513

* Includes cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2010 was as follows for the Aggressive Allocation Fund:

                            Amount of        Change in
                          Realized Gain      Unrealized
                            or Loss on    Gains or Losses
                             Futures         on Futures
                           Transactions     Transactions
                          -------------   ---------------
Equity contracts            $1,942,713       $(391,518)
Interest rate contracts        151,615         396,347
                            ----------       ---------
                            $2,094,328       $   4,829

                   Wells Fargo Advantage Allocation Funds 59


Notes to Financial Statements (Unaudited)

The fair value of derivative instruments as of March 31, 2010 was as follows for the Conservative Allocation Fund:

                                      Asset Derivatives
                          ----------------------------------------
                             Balance Sheet Location     Fair Value
                          ---------------------------   ----------
Equity contracts          Net assets - Net unrealized
                          appreciation of futures        $424,850*
Interest rate contracts   Net assets - Net unrealized
                          appreciation of futures          17,377*
                                                         --------
                                                         $442,227

* Includes cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2010 was as follows for the Conservative Allocation Fund:

                            Amount of        Change in
                          Realized Gain      Unrealized
                            or Loss on    Gains or Losses
                             Futures         on Futures
                           Transactions     Transactions
                          -------------   ---------------
Equity contracts            $1,796,414      $(234,924)
Interest rate contracts        156,531        326,333
                            ----------      ---------
                            $1,952,945      $  91,409

The fair value of derivative instruments as of March 31, 2010 was as follows for the Growth Balanced Fund:

                                      Asset Derivatives
                          ----------------------------------------
                             Balance Sheet Location     Fair Value
                          ---------------------------   ----------
Equity contracts          Net assets - Net unrealized
                          appreciation of futures       $3,316,625*
Interest rate contracts   Net assets - Net unrealized
                          appreciation of futures          231,230*
                                                        ----------
                                                        $3,547,855

* Includes cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2010 was as follows for the Growth Balanced Fund:

                            Amount of        Change in
                          Realized Gain      Unrealized
                            or Loss on    Gains or Losses
                             Futures         on Futures
                           Transactions     Transactions
                          -------------   ---------------
Equity contracts           $14,460,405      $ (963,860)
Interest rate contracts      1,036,880       2,295,724
                           -----------      ----------
                           $15,497,285      $1,331,864

The fair value of derivative instruments as of March 31, 2010 was as follows for the Index Asset Allocation Fund:

                                      Asset Derivatives
                          ----------------------------------------
                             Balance Sheet Location     Fair Value
                          ---------------------------   ----------
Equity contracts          Net assets - Net unrealized
                          appreciation of futures       $4,737,900*
Interest rate contracts   Net assets - Net unrealized
                          appreciation of futures          277,119*
                                                        ----------
                                                        $5,015,019

* Includes cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

                   60 Wells Fargo Advantage Allocation Funds


                                       Notes to Financial Statements (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2010 was as follows for the Index Asset Allocation Fund:

                            Amount of        Amount of
                          Realized Gain      Realized
                            or Loss on    Gain or Losses
                             Futures        on Futures
                           Transactions    Transactions
                          -------------   --------------
Equity contracts           $ 21,475,208     $ (865,354)
Interest rate contracts       1,334,440      2,689,193
                            -----------     ----------
                            $22,809,648     $1,823,839

The fair value of derivative instruments as of March 31, 2010 was as follows for the Moderate Balanced Fund:

                                     Asset Derivatives
                          --------------------------------------
                                                          Fair
                             Balance Sheet Location       Value
                          ---------------------------   --------
Equity contracts          Net assets - Net unrealized
                          appreciation of futures       $564,025*
Interest rate contracts   Net assets - Net unrealized
                          appreciation of futures         31,651*
                                                        --------
                                                        $595,676

* Includes cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2010 was as follows for the Moderate Balanced Fund:

                            Amount of        Change in
                          Realized Gain      Unrealized
                            or Loss on    Gains or Losses
                             Futures         on Futures
                           Transactions     Transactions
                          -------------   ---------------
Equity contracts            $2,918,867       $ 564,025
Interest rate contracts        209,560        (515,514)
                            ----------       ---------
                            $3,128,427       $  48,511

7. BANK BORROWINGS

The Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Each Fund, except Index Asset Allocation Fund, and certain other funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon. Index Asset Allocation Fund and certain funds in the Trust and Wells Fargo Variable Trust are party to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company. Interest under each credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended March 31, 2010, there were no borrowings by any of the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. REORGANIZATION

At a meeting of the Board of Trustees of Aggressive Allocation Fund held on January 11, 2010, the Trustees approved a Plan of Reorganization (the "Plan"). Under the Plan, Wells Fargo Advantage Growth Balanced Fund will acquire the assets and assume the liabilities of Aggressive Allocation Fund in exchange for shares of Wells Fargo Advantage Growth Balanced Fund.

A Special Meeting of Shareholders of Aggressive Allocation Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

                   Wells Fargo Advantage Master Portfolios 61


Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.17%
APPAREL & ACCESSORY STORES: 1.68%
      124,635   VF CORPORATION                                                                                      $     9,989,495
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.65%
       13,500   NVR INCORPORATED+                                                                                         9,807,750
                                                                                                                    ---------------
BUSINESS SERVICES: 7.78%
      307,700   AVERY DENNISON CORPORATION                                                                               11,203,357
      185,510   FISERV INCORPORATED+<<                                                                                    9,416,488
      109,700   MANPOWER INCORPORATED                                                                                     6,266,064
      497,400   OMNICOM GROUP INCORPORATED                                                                               19,304,094
                                                                                                                         46,190,003
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 2.52%
      313,500   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          14,944,545
                                                                                                                    ---------------
CONGLOMERATES: 1.97%
      644,300   GENERAL ELECTRIC COMPANY                                                                                 11,726,260
                                                                                                                    ---------------
COSMETICS, PERSONAL CARE: 1.48%
      258,900   AVON PRODUCTS INCORPORATED                                                                                8,768,943
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 7.55%
      713,700   BANK OF AMERICA CORPORATION                                                                              12,739,545
      266,400   JPMORGAN CHASE & COMPANY                                                                                 11,921,400
      446,700   STATE STREET CORPORATION                                                                                 20,164,038
                                                                                                                         44,824,983
                                                                                                                    ---------------
EATING & DRINKING PLACES: 4.48%
      291,500   DARDEN RESTAURANTS INCORPORATED                                                                          12,983,410
      204,200   MCDONALD'S CORPORATION                                                                                   13,624,224
                                                                                                                         26,607,634
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.96%
      400,500   REPUBLIC SERVICES INCORPORATED                                                                           11,622,510
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.34%
    1,625,900   FLEXTRONICS INTERNATIONAL LIMITED+                                                                       12,747,056
      464,300   MOLEX INCORPORATED CLASS A                                                                                8,194,895
      393,100   TYCO ELECTRONICS LIMITED                                                                                 10,802,388
                                                                                                                         31,744,339
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.00%
      251,200   ILLINOIS TOOL WORKS INCORPORATED                                                                         11,896,832
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.20%
      194,100   DIAGEO PLC ADR                                                                                           13,092,045
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 2.32%
      251,500   KOHL'S CORPORATION+                                                                                      13,777,169
                                                                                                                    ---------------
HEALTH SERVICES: 1.35%
      223,100   CARDINAL HEALTH INCORPORATED                                                                              8,038,293
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.91%
      140,000   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                 11,377,800
                                                                                                                    ---------------

                   62 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
HOUSEHOLD PRODUCTS, WARE: 4.42%
      223,500   COLGATE-PALMOLIVE COMPANY                                                                           $    19,055,610
      155,100   HENKEL AG & COMPANY KGAA ADR<<                                                                            7,181,130
                                                                                                                         26,236,740
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.31%
      261,600   DIEBOLD INCORPORATED                                                                                      8,308,416
      328,500   DOVER CORPORATION                                                                                        15,357,375
      176,700   EATON CORPORATION                                                                                        13,388,559
      179,600   LAM RESEARCH CORPORATION+                                                                                 6,702,672
      471,800   PITNEY BOWES INCORPORATED                                                                                11,535,510
                                                                                                                         55,292,532
                                                                                                                    ---------------
INSURANCE CARRIERS: 6.05%
      253,900   ALLSTATE CORPORATION                                                                                      8,203,509
      150,000   AXIS CAPITAL HOLDINGS LIMITED                                                                             4,689,000
      172,600   CHUBB CORPORATION                                                                                         8,949,310
      450,300   WILLIS GROUP HOLDINGS                                                                                    14,089,887
                                                                                                                         35,931,706
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.92%
       66,500   BECTON DICKINSON & COMPANY                                                                                5,235,545
      309,600   QUEST DIAGNOSTICS INCORPORATED                                                                           18,046,584
                                                                                                                         23,282,129
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.27%
      129,800   BAXTER INTERNATIONAL INCORPORATED                                                                         7,554,360
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.27%
      197,000   TYCO INTERNATIONAL LIMITED                                                                                7,535,250
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.01%
      185,700   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               11,960,937
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.39%
      487,900   AMERICAN EXPRESS COMPANY                                                                                 20,130,754
                                                                                                                    ---------------
PERSONAL SERVICES: 0.99%
      208,400   CINTAS CORPORATION                                                                                        5,853,956
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.21%
      140,400   CHEVRON CORPORATION                                                                                      10,646,532
      302,700   EXXON MOBIL CORPORATION                                                                                  20,274,846
                                                                                                                         30,921,378
                                                                                                                    ---------------
PHARMACEUTICALS: 2.91%
      265,000   JOHNSON & JOHNSON                                                                                        17,278,000
                                                                                                                    ---------------
SOFTWARE: 1.97%
      399,750   MICROSOFT CORPORATION                                                                                    11,700,683
                                                                                                                    ---------------
TELECOMMUNICATIONS: 2.56%
      652,900   VODAFONE GROUP PLC ADR                                                                                   15,206,041
                                                                                                                    ---------------
TRAVEL & RECREATION: 2.64%
      403,000   CARNIVAL CORPORATION                                                                                     15,668,640
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 63


Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.06%
      194,800   KIMBERLY-CLARK CORPORATION                                                                          $    12,249,024
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $559,014,031)                                                                                 571,210,731
                                                                                                                    ---------------

                                                                                       DIVIDEND
                                                                                        YIELD
                                                                                    -------------
PREFERRED STOCKS: 1.96%
      217,500   HENKEL AG & COMPANY KGAA ADR (HOUSEHOLD PRODUCTS, WARES)                 1.50%                           11,636,250
TOTAL PREFERRED STOCKS (COST $9,772,032)                                                                                 11,636,250
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 1.26%
COLLATERAL INVESTED IN OTHER ASSETS: 1.26%
$     267,136   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
                VALUE $267,136)                                                          0.01         04/01/2010            267,136
       79,993   CALCASIEU PARISH LA+/-ss                                                 0.40         12/01/2027             79,993
      109,990   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.38         06/01/2028            109,990
    2,203,842   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,203,843)                   0.02         04/01/2010          2,203,842
       52,945   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.25         10/01/2038             52,945
      159,986   COOK COUNTY IL+/-ss                                                      0.25         11/01/2030            159,986
      200,342   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $200,342)                     0.03         04/01/2010            200,342
      307,572   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $307,572)                     0.01         04/01/2010            307,572
    1,933,197   GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/05/2010            794,544
       32,997   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.33         11/01/2042             32,997
       99,991   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28         07/01/2029             99,991
       39,996   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.30         01/01/2018             39,996
    1,335,660   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,335,660)                   0.01         04/01/2010          1,335,660
       59,995   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.30         04/15/2025             59,995
       39,996   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.34         01/01/2018             39,996
      116,890   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.33         01/01/2034            116,890
      179,984   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.34         07/01/2032            179,984
       59,995   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.32         12/15/2040             59,996
    2,466,178   VFNC CORPORATION+/-(a)(i)++                                              0.25         09/30/2010          1,331,736
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,091,887)                                                                 7,473,591
                                                                                                                    ---------------

    SHARES                                                                              YIELD
-------------                                                                       -------------
SHORT-TERM INVESTMENTS: 2.81%
MUTUAL FUNDS: 2.81%
   16,713,155   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                          0.09                            16,713,155
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,713,155)                                                                          16,713,155
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $592,591,105)*                                                       102.20%                                      607,033,727
OTHER ASSETS AND LIABILITIES, NET                                           (2.20)                                      (13,082,537)
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $   593,951,190
                                                                           ------                                   ---------------

                   64 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $606,283,098 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 64,898,079
Gross unrealized depreciation    (64,147,450)
                                ------------
Net unrealized appreciation     $    750,629

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 65


Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.35%
APPAREL & ACCESSORY STORES: 4.18%
       57,600   GAP INCORPORATED                                                                                    $     1,331,135
       62,300   LIMITED BRANDS INCORPORATED                                                                               1,533,826
                                                                                                                          2,864,961
                                                                                                                    ---------------
AUTO & TRUCKS: 2.53%
      138,100   FORD MOTOR COMPANY+                                                                                       1,735,917
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 1.46%
       22,085   GILEAD SCIENCES INCORPORATED+                                                                             1,004,426
                                                                                                                    ---------------
BIOTECHNOLOGY: 1.64%
       18,875   AMGEN INCORPORATED+                                                                                       1,127,970
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.98%
       41,995   HOME DEPOT INCORPORATED                                                                                   1,358,538
                                                                                                                    ---------------
BUSINESS SERVICES: 2.12%
       61,905   CA INCORPORATED                                                                                           1,452,910
                                                                                                                    ---------------
CHEMICALS: 2.09%
       30,890   SCOTTS MIRACLE-GRO COMPANY                                                                                1,431,752
                                                                                                                    ---------------
COMMERCIAL SERVICES: 1.40%
       54,100   SAIC INCORPORATED+                                                                                          957,570
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 6.15%
        5,410   APPLE INCORPORATED+                                                                                       1,270,971
       28,770   HEWLETT-PACKARD COMPANY                                                                                   1,529,126
       11,070   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,419,728
                                                                                                                          4,219,825
                                                                                                                    ---------------
DATA SERVICES: 1.75%
       36,800   NETAPP INCORPORATED+                                                                                      1,198,208
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 2.16%
        5,800   PRICELINE.COM INCORPORATED+                                                                               1,479,000
                                                                                                                    ---------------
EATING & DRINKING PLACES: 2.04%
       20,985   MCDONALD'S CORPORATION                                                                                    1,400,119
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 1.63%
        9,960   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                    1,120,301
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.30%
      109,475   EL PASO CORPORATION                                                                                       1,186,709
       25,415   PG&E CORPORATION                                                                                          1,078,104
                                                                                                                          2,264,813
                                                                                                                    ---------------
ELECTRONIC: 2.01%
       71,100   GENTEX CORPORATION                                                                                        1,380,762
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.27%
       27,000   HARRIS CORPORATION                                                                                        1,282,230
       73,000   JABIL CIRCUIT INCORPORATED                                                                                1,181,870
       27,400   TECH DATA CORPORATION+                                                                                    1,148,060
                                                                                                                          3,612,160
                                                                                                                    ---------------

                   66 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.72%
       24,900   ILLINOIS TOOL WORKS INCORPORATED                                                                    $     1,179,264
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 3.96%
       23,235   THE COCA-COLA COMPANY                                                                                     1,277,925
       74,900   TYSON FOODS INCORPORATED CLASS A                                                                          1,434,335
                                                                                                                          2,712,260
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.98%
       24,435   WAL-MART STORES INCORPORATED                                                                              1,358,586
                                                                                                                    ---------------
HEALTH SERVICES: 4.60%
       16,610   EXPRESS SCRIPTS INCORPORATED+                                                                             1,690,234
       34,100   VALEANT PHARMACEUTICALS INTERNATIONAL+                                                                    1,463,231
                                                                                                                          3,153,465
                                                                                                                    ---------------
HOUSEHOLD PRODUCTS, WARE: 3.95%
       20,985   CHURCH & DWIGHT COMPANY INCORPORATED                                                                      1,404,946
       15,310   COLGATE-PALMOLIVE COMPANY                                                                                 1,305,331
                                                                                                                          2,710,277
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.98%
       16,555   3M COMPANY                                                                                                1,383,501
       18,800   EATON CORPORATION                                                                                         1,424,476
       33,200   WESTERN DIGITAL CORPORATION+                                                                              1,294,468
                                                                                                                          4,102,445
                                                                                                                    ---------------
INFORMATION & BUSINESS SERVICES: 1.83%
        2,210   GOOGLE INCORPORATED CLASS A+                                                                              1,253,092
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.91%
       23,300   ROCKWELL AUTOMATION INCORPORATED                                                                          1,313,188
                                                                                                                    ---------------
METAL MINING: 2.16%
       17,720   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       1,480,329
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.26%
       16,600   FEDEX CORPORATION                                                                                         1,550,440
                                                                                                                    ---------------
NETWORKING: 2.19%
       57,655   CISCO SYSTEMS INCORPORATED+                                                                               1,500,760
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 6.04%
       33,700   AMERICAN EXPRESS COMPANY                                                                                  1,390,462
       32,700   CAPITAL ONE FINANCIAL CORPORATION                                                                         1,354,107
        5,505   MASTERCARD INCORPORATED<<                                                                                 1,398,270
                                                                                                                          4,142,839
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 2.52%
       33,215   NEWFIELD EXPLORATION COMPANY+                                                                             1,728,841
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 1.38%
       37,545   PACTIV CORPORATION+                                                                                         945,383
                                                                                                                    ---------------
PHARMACEUTICALS: 4.03%
       24,405   ABBOTT LABORATORIES                                                                                       1,285,655
       55,300   BRISTOL-MYERS SQUIBB COMPANY                                                                              1,476,510
                                                                                                                          2,762,165
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 67


Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 2.34%
       46,400   SANDISK CORPORATION+                                                                                $     1,606,832
                                                                                                                    ---------------
SOFTWARE: 5.93%
       37,545   BMC SOFTWARE INCORPORATED+                                                                                1,426,710
       41,500   MICROSOFT CORPORATION                                                                                     1,214,705
       48,605   RED HAT INCORPORATED+                                                                                     1,422,668
                                                                                                                          4,064,083
                                                                                                                    ---------------
TOBACCO PRODUCTS: 1.86%
       24,445   PHILIP MORRIS INTERNATIONAL                                                                               1,275,051
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $55,544,666)                                                                                   67,448,532
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 1.55%
COLLATERAL INVESTED IN OTHER ASSETS: 1.55%
$      29,300   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE
                $29,300)                                                                 0.01%        04/01/2010             29,300
        8,774   CALCASIEU PARISH LA+/-ss                                                 0.40         12/01/2027              8,774
       12,064   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.38         06/01/2028             12,064
      241,725   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $241,725)                     0.02         04/01/2010            241,725
        5,807   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.25         10/01/2038              5,807
       17,548   COOK COUNTY IL+/-ss                                                      0.25         11/01/2030             17,548
       21,974   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $21,974)                      0.03         04/01/2010             21,974
       33,736   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $33,736)                      0.01         04/01/2010             33,736
      431,169   GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/05/2010            177,210
        3,619   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.33         11/01/2042              3,619
       10,967   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28         07/01/2029             10,967
        4,387   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.30         01/01/2018              4,387
      146,500   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $ 146,500)                    0.01         04/01/2010            146,500
        6,580   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.30         04/15/2025              6,580
        4,387   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.34         01/01/2018              4,387
       12,821   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.33         01/01/2034             12,821
       19,741   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.34         07/01/2032             19,741
        6,580   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.32         12/15/2040              6,580
      550,042   VFNCCORPORATION+/-(a)(i)++                                               0.25         09/30/2010            297,024
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $975,611)                                                                   1,060,744
                                                                                                                    ---------------

    SHARES                                                                              YIELD
-------------                                                                       -------------
SHORT-TERM INVESTMENTS: 1.47%
MUTUAL FUNDS: 1.47%
    1,008,460   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                          0.09                             1,008,460
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,008,460)                                                                            1,008,460
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $57,528,737)*                                                        101.37%                                       69,517,736
OTHER ASSETS AND LIABILITIES, NET                                           (1.37)                                         (940,751)
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $    68,576,985
                                                                           ------                                   ---------------

                   68 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $58,728,476 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $12,303,557
Gross unrealized depreciation     (1,514,297)
                                 -----------
Net unrealized appreciation      $10,789,260

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 69


Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.29%
ANTHRACITE MINING: 0.32%
        5,870   LOGMEIN INCORPORATED+                                                                               $       121,450
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.75%
        6,000   WARNACO GROUP INCORPORATED+                                                                                 286,260
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 4.61%
       10,800   ACORDA THERAPEUTICS INCORPORATED+                                                                           369,360
        8,600   AFFYMAX INCORPORATED+                                                                                       201,498
       14,800   ALEXION PHARMACEUTICALS INCORPORATED+                                                                       804,676
       10,600   HUMAN GENOME SCIENCES INCORPORATED+                                                                         320,120
        1,300   UNITED THERAPEUTICS CORPORATION+                                                                             71,929
                                                                                                                          1,767,583
                                                                                                                    ---------------
BUSINESS SERVICES: 11.71%
       53,030   ARIBA INCORPORATED+                                                                                         681,436
       19,650   BLUE COAT SYSTEMS INCORPORATED+                                                                             609,936
       15,410   CONCUR TECHNOLOGIES INCORPORATED+                                                                           631,964
        2,000   COSTAR GROUP INCORPORATED+                                                                                   83,040
       18,830   GLOBAL CASH ACCESS INCORPORATED+                                                                            153,841
       39,620   GSE SYSTEMS INCORPORATED+                                                                                   214,344
        5,030   MEDASSETS INCORPORATED+                                                                                     105,630
        5,310   MERCADOLIBRE INCORPORATED+                                                                                  255,995
       47,500   PERFICIENT INCORPORATED+                                                                                    535,325
       42,140   SKILLSOFT PLC ADR+                                                                                          434,885
       41,410   SUCCESSFACTORS INCORPORATED+                                                                                788,446
                                                                                                                          4,494,842
                                                                                                                    ---------------
CASINO & GAMING: 3.18%
        6,380   BALLY TECHNOLOGIES INCORPORATED+                                                                            258,645
       22,960   WMS INDUSTRIES INCORPORATED+                                                                                962,942
                                                                                                                          1,221,587
                                                                                                                    ---------------
COMMERCIAL SERVICES: 0.28%
        3,600   WRIGHT EXPRESS CORPORATION+                                                                                 108,432
                                                                                                                    ---------------
COMMUNICATIONS: 8.01%
       40,500   ARUBA NETWORKS INCORPORATED+                                                                                553,230
       36,260   ASIAINFO HOLDINGS INCORPORATED+                                                                             960,165
       10,320   DG FASTCHANNEL INCORPORATED+                                                                                329,724
       52,400   LOOPNET INCORPORATED+                                                                                       588,976
       27,900   SOURCEFIRE INCORPORATED+                                                                                    640,305
                                                                                                                          3,072,400
                                                                                                                    ---------------
COMPUTER DATA SECURITY: 0.37%
        8,000   FORTINET INCORPORATED+                                                                                      140,640
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 1.53%
       76,700   LIVEPERSON INCORPORATED+                                                                                    588,289
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.15%
        2,100   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                                55,881
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 1.77%
       20,420   GSI COMMERCE INCORPORATED+                                                                                  565,021
        3,000   OPENTABLE INCORPORATED+                                                                                     114,390
                                                                                                                            679,411
                                                                                                                    ---------------

                   70 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
EDUCATIONAL SERVICES: 1.40%
        3,420   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                             $       159,372
        4,070   CAPELLA EDUCATION COMPANY+                                                                                  377,859
                                                                                                                            537,231
                                                                                                                    ---------------
ELECTRICAL PRODUCTS: 1.75%
       31,090   HARBIN ELECTRIC INCORPORATED+                                                                               671,233
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.10%
       22,190   BALDOR ELECTRIC COMPANY                                                                                     829,906
        9,300   CEVA INCORPORATED+                                                                                          108,438
      103,300   ENTROPIC COMMUNICATIONS INCORPORATED+                                                                       524,764
        1,050   MAXLINEAR INCORPORATED+                                                                                      18,638
       52,600   MONOLITHIC POWER SYSTEMS+                                                                                 1,172,980
       16,700   NETLOGIC MICROSYSTEMS INCORPORATED+                                                                         491,481
        9,800   OSI SYSTEMS INCORPORATED+                                                                                   274,890
       10,170   POLYPORE INTERNATIONAL INCORPORATED+                                                                        177,568
        5,700   REGAL-BELOIT CORPORATION                                                                                    338,637
        8,300   SOLERA HOLDINGS INCORPORATED                                                                                320,795
                                                                                                                          4,258,097
                                                                                                                    ---------------
ENERGY: 0.41%
        5,300   ENERNOC INCORPORATED+                                                                                       157,304
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.48%
        7,500   ICF INTERNATIONAL INCORPORATED+                                                                             186,300
                                                                                                                    ---------------
ENVIRONMENTAL CONTROL: 0.38%
       22,100   SHARPS COMPLIANCE CORPORATION+                                                                              144,534
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.45%
       36,000   MUELLER WATER PRODUCTS INCORPORATED                                                                         172,080
                                                                                                                    ---------------
HEALTH SERVICES: 1.45%
       15,850   IPC THE HOSPITALIST COMPANY+                                                                                556,494
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.23%
       26,120   ORION MARINE GROUP INCORPORATED+                                                                            471,466
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.21%
       18,400   HHGREGG INCORPORATED+                                                                                       464,416
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.44%
       52,340   ALTRA HOLDINGS INCORPORATED+                                                                                718,628
       31,100   ARCSIGHT INCORPORATED+                                                                                      875,465
       44,010   ENTEGRIS INCORPORATED+                                                                                      221,810
        6,500   MERU NETWORKS INCORPORATED+                                                                                 124,605
        8,160   RIVERBED TECHNOLOGY INCORPORATED+                                                                           231,744
       17,400   SUPER MICRO COMPUTER INCORPORATED+                                                                          300,672
                                                                                                                          2,472,924
                                                                                                                    ---------------
INSURANCE CARRIERS: 0.05%
        1,300   PRIMERICA INCORPORATED+                                                                                      19,500
                                                                                                                    ---------------
LEISURE, SPORTING & RECREATION: 2.50%
       13,160   DICK'S SPORTING GOODS INCORPORATED+                                                                         343,608
       24,020   HIBBETT SPORTS INCORPORATED+                                                                                614,432
                                                                                                                            958,040
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 71


Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.75%
        2,950   BADGER METER INCORPORATED                                                                           $       113,605
       27,400   DEXCOM INCORPORATED+                                                                                        266,602
       58,350   ENDOLOGIX INCORPORATED+                                                                                     235,734
       30,670   EV3 INCORPORATED+                                                                                           486,426
       12,190   MASIMO CORPORATION                                                                                          323,645
        1,820   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                  198,744
       38,600   NXSTAGE MEDICAL INCORPORATED+                                                                               441,970
        5,500   SIRONA DENTAL SYSTEMS INCORPORATED+                                                                         209,165
        7,200   VEECO INSTRUMENTS INCORPORATED+                                                                             313,200
                                                                                                                          2,589,091
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.56%
       37,640   CONCEPTUS INCORPORATED+<<                                                                                   751,294
        5,110   NUVASIVE INCORPORATED+                                                                                      230,972
                                                                                                                            982,266
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.49%
       23,660   VOLCANO CORPORATION+                                                                                        571,626
                                                                                                                    ---------------
MOTION PICTURES: 1.34%
       28,650   IMAX CORPORATION+                                                                                           515,414
                                                                                                                    ---------------
OIL & GAS EXPLORATION: 1.49%
       36,000   NORTHERN OIL & GAS INCORPORATED+                                                                            570,600
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 2.54%
        6,710   ARENA RESOURCES INCORPORATED+                                                                               224,114
       40,300   BRIGHAM EXPLORATION COMPANY+<<                                                                              642,785
       10,010   SMARTHEAT INCORPORATED+                                                                                     107,507
                                                                                                                            974,406
                                                                                                                    ---------------
PHARMACEUTICALS: 2.35%
       10,290   CATALYST HEALTH SOLUTIONS INCORPORATED+                                                                     425,800
        8,200   MAP PHARMACEUTICALS INCORPORATED+                                                                           130,298
        2,360   ONYX PHARMACEUTICALS INCORPORATED+                                                                           71,461
        4,100   SXC HEALTH SOLUTIONS CORPORATION+                                                                           275,848
                                                                                                                            903,407
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 5.80%
       11,280   ROVI CORPORATION+                                                                                           418,826
       34,836   SHUTTERFLY INCORPORATED+                                                                                    839,199
       16,930   VISTAPRINT NV+<<                                                                                            969,243
                                                                                                                          2,227,268
                                                                                                                    ---------------
RETAIL FOOD: 1.41%
        7,100   PANERA BREAD COMPANY+                                                                                       543,079
                                                                                                                    ---------------
RETAIL, TRADE & SERVICES: 1.03%
       14,900   LUMBER LIQUIDATORS HOLDINGS INCORPORATED+                                                                   397,383
                                                                                                                    ---------------
RETAIL-SPECIAL LINE: 0.24%
        1,680   BLUE NILE INCORPORATED+                                                                                      92,434
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.71%
       47,490   GFI GROUP INCORPORATED                                                                                      274,492
                                                                                                                    ---------------

                   72 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
SOCIAL SERVICES: 0.98%
       10,030   ALMOST FAMILY INCORPORATED+                                                                         $       378,031
                                                                                                                    ---------------
SOFTWARE: 2.82%
        4,800   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+                                                                 154,608
       56,340   PROS HOLDINGS INCORPORATED+                                                                                 556,639
       17,050   SOLARWINDS INCORPORATED+                                                                                    369,303
                                                                                                                          1,080,550
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 1.69%
        9,100   ALLEGIANT TRAVEL COMPANY+                                                                                   526,526
        3,240   BRISTOW GROUP INCORPORATED+                                                                                 122,245
                                                                                                                            648,771
                                                                                                                    ---------------
WATER TRANSPORTATION: 2.29%
       30,980   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED                                                                879,212
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.27%
        8,400   TRACTOR SUPPLY COMPANY                                                                                      487,620
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $28,512,238)                                                                                   37,722,044
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 4.86%
COLLATERAL INVESTED IN OTHER ASSETS: 4.86%
$      47,233   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
                VALUE $47,233)                                                           0.01%        04/01/2010             47,233
       14,144   CALCASIEU PARISH LA+/-ss                                                 0.40         12/01/2027             14,144
       19,448   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.38         06/01/2028             19,448
      389,670   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $389,670)                     0.02         04/01/2010            389,670
        9,361   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.25         10/01/2038              9,361
       28,288   COOK COUNTY IL+/-ss                                                      0.25         11/01/2030             28,288
       35,423   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $35,423)                      0.03         04/01/2010             35,423
       54,383   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $54,383)                      0.01         04/01/2010             54,383
      834,629   GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/05/2010            343,033
        5,834   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.33         11/01/2042              5,834
       17,680   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28         07/01/2029             17,680
        7,072   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.30         01/01/2018              7,072
      236,163   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $236,163)                     0.01         04/01/2010            236,163
       10,608   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.30         04/15/2025             10,608
        7,072   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.34         01/01/2018              7,072
       20,668   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.33         01/01/2034             20,668
       31,824   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.34         07/01/2032             31,824
       10,608   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.32         12/15/2040             10,608
    1,064,736   VFNC CORPORATION+/-(a)(i)++                                              0.25         09/30/2010            574,957
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,698,674)                                                                 1,863,469
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 73


Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                           YIELD                             VALUE
-------------   -----------------------------------------------------------------   -------------                   ---------------
SHORT-TERM INVESTMENTS: 1.73%
MUTUAL FUNDS: 1.73%
      663,091   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                         0.09%                       $       663,091
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $663,091)                                                                                663,091
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $30,874,003)*                                                        104.88%                                       40,248,604
OTHER ASSETS AND LIABILITIES, NET                                           (4.88)                                       (1,873,213)
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $    38,375,391
                                                                           ------                                   ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $33,347,634 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 9,600,180
Gross unrealized depreciation    (2,699,210)
                                -----------
Net unrealized appreciation     $ 6,900,970

The accompanying notes are an integral part of these financial statements.

                   74 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.82%
APPAREL & ACCESSORY STORES: 1.05%
       30,275   VF CORPORATION                                                                                      $     2,426,537
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.18%
       84,525   HOME DEPOT INCORPORATED                                                                                   2,734,384
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 3.07%
       44,147   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     3,264,671
      103,309   E.I. DU PONT DE NEMOURS & COMPANY                                                                         3,847,227
                                                                                                                          7,111,898
                                                                                                                    ---------------
COMMUNICATIONS: 4.91%
      237,440   AT&T INCORPORATED                                                                                         6,135,450
       10,701   TIME WARNER CABLE INCORPORATED                                                                              570,470
      150,336   VERIZON COMMUNICATIONS INCORPORATED                                                                       4,663,423
                                                                                                                         11,369,343
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 3.48%
       90,070   HEWLETT-PACKARD COMPANY                                                                                   4,787,221
       25,492   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               3,269,349
                                                                                                                          8,056,570
                                                                                                                    ---------------
CONGLOMERATES: 2.37%
      302,194   GENERAL ELECTRIC COMPANY                                                                                  5,499,931
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 14.44%
      400,246   BANK OF AMERICA CORPORATION                                                                               7,144,391
      200,505   BANK OF NEW YORK MELLON CORPORATION                                                                       6,191,594
      240,590   JPMORGAN CHASE & COMPANY                                                                                 10,766,403
       59,150   STATE STREET CORPORATION                                                                                  2,670,031
      258,156   US BANCORP                                                                                                6,681,077
                                                                                                                         33,453,496
                                                                                                                    ---------------
DIVERSIFIED MANUFACTURING: 2.19%
      111,830   HONEYWELL INTERNATIONAL INCORPORATED                                                                      5,062,544
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 0.05%
        4,582   AOL INCORPORATED+                                                                                           115,833
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.24%
       43,020   MCDONALD'S CORPORATION                                                                                    2,870,294
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 7.14%
       69,066   DOMINION RESOURCES INCORPORATED                                                                           2,839,303
       88,575   EMERSON ELECTRIC COMPANY                                                                                  4,458,866
       24,295   FIRSTENERGY CORPORATION                                                                                     949,692
      111,370   FPL GROUP INCORPORATED                                                                                    5,382,512
       15,800   PG&E CORPORATION                                                                                            670,236
       75,730   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              2,235,550
                                                                                                                         16,536,159
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.58%
       87,195   NOKIA OYJ ADR<<                                                                                           1,355,010
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 75


Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
FOOD & KINDRED PRODUCTS: 3.23%
       41,975   MCCORMICK & COMPANY INCORPORATED                                                                    $     1,610,161
       63,195   PEPSICO INCORPORATED                                                                                      4,180,981
       56,925   SYSCO CORPORATION                                                                                         1,679,288
                                                                                                                          7,470,430
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 2.71%
      119,195   TARGET CORPORATION                                                                                        6,269,657
                                                                                                                    ---------------
HOUSEHOLD PRODUCTS, WARE: 2.12%
       11,925   COLGATE-PALMOLIVE COMPANY                                                                                 1,016,726
       40,285   FORTUNE BRANDS INCORPORATED                                                                               1,954,225
       30,510   PROCTER & GAMBLE COMPANY                                                                                  1,930,368
                                                                                                                          4,901,319
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.73%
       47,816   3M COMPANY                                                                                                3,995,983
                                                                                                                    ---------------
INSURANCE CARRIERS: 6.26%
      121,705   METLIFE INCORPORATED                                                                                      5,274,695
       51,400   PRUDENTIAL FINANCIAL INCORPORATED                                                                         3,109,700
      113,550   THE TRAVELERS COMPANIES INCORPORATED                                                                      6,124,887
                                                                                                                         14,509,282
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.90%
       26,334   BECTON DICKINSON & COMPANY                                                                                2,073,276
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.24%
       63,675   MEDTRONIC INCORPORATED                                                                                    2,867,285
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 2.38%
       33,500   COSTCO WHOLESALE CORPORATION                                                                              2,000,285
       95,975   CVS CAREMARK CORPORATION                                                                                  3,508,846
                                                                                                                          5,509,131
                                                                                                                    ---------------
MOTION PICTURES: 1.51%
       46,816   TIME WARNER INCORPORATED                                                                                  1,463,936
       58,515   WALT DISNEY COMPANY                                                                                       2,042,759
                                                                                                                          3,506,695
                                                                                                                    ---------------
NETWORKING: 1.11%
       98,700   CISCO SYSTEMS INCORPORATED+                                                                               2,569,161
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.09%
       76,610   AMERICAN EXPRESS COMPANY                                                                                  3,160,929
       40,725   CAPITAL ONE FINANCIAL CORPORATION                                                                         1,686,422
                                                                                                                          4,847,351
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 2.16%
        7,925   APACHE CORPORATION                                                                                          804,388
       95,500   CHESAPEAKE ENERGY CORPORATION                                                                             2,257,620
       23,050   OCCIDENTAL PETROLEUM CORPORATION                                                                          1,948,647
                                                                                                                          5,010,655
                                                                                                                    ---------------
OIL & OIL SERVICES: 1.72%
      131,875   HALLIBURTON COMPANY                                                                                       3,973,394
                                                                                                                    ---------------

                   76 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 13.01%
      126,170   CHEVRON CORPORATION                                                                                 $     9,567,471
      141,100   CONOCOPHILLIPS                                                                                            7,220,087
      147,236   EXXON MOBIL CORPORATION                                                                                   9,861,867
      110,250   MARATHON OIL CORPORATION                                                                                  3,488,310
                                                                                                                         30,137,735
                                                                                                                    ---------------
PHARMACEUTICALS: 6.67%
       95,225   ABBOTT LABORATORIES                                                                                       5,016,453
      100,725   BRISTOL-MYERS SQUIBB COMPANY                                                                              2,689,358
       42,515   JOHNSON & JOHNSON                                                                                         2,771,978
       59,137   MERCK & COMPANY INCORPORATED                                                                              2,208,767
      161,685   PFIZER INCORPORATED                                                                                       2,772,898
                                                                                                                         15,459,454
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.49%
       32,000   MCGRAW-HILL COMPANIES INCORPORATED                                                                        1,140,800
                                                                                                                    ---------------
RETAIL: 0.31%
       17,000   BEST BUY COMPANY INCORPORATED                                                                               723,180
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.34%
       68,572   AMERIPRISE FINANCIAL INCORPORATED                                                                         3,110,426
                                                                                                                    ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.25%
      130,150   INTEL CORPORATION                                                                                         2,897,139
                                                                                                                    ---------------
SOFTWARE: 2.56%
       60,125   MICROSOFT CORPORATION                                                                                     1,759,859
      113,800   ORACLE CORPORATION                                                                                        2,923,522
       73,225   SYMANTEC CORPORATION+                                                                                     1,238,967
                                                                                                                          5,922,348
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.33%
       73,200   UNITED TECHNOLOGIES CORPORATION                                                                           5,388,252
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $206,562,141)                                                                                 228,874,952
                                                                                                                    ---------------

   PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 0.58%
COLLATERAL INVESTED IN OTHER ASSETS: 0.58%
$      52,798   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
                VALUE $52,798)                                                           0.01%        04/01/2010             52,798
       15,810   CALCASIEU PARISH LA+/-ss                                                 0.40         12/01/2027             15,810
       21,739   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.38         06/01/2028             21,739
      435,574   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $435,574)                     0.02         04/01/2010            435,574
       10,464   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.25         10/01/2038             10,464
       31,620   COOK COUNTY IL+/-ss                                                      0.25         11/01/2030             31,620
       39,596   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $39,596)                      0.03         04/01/2010             39,596
       60,790   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $60,790)                      0.01         04/01/2010             60,790
      270,455   GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/05/2010            111,157
        6,522   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.33         11/01/2042              6,522
       19,763   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28         07/01/2029             19,763
        7,905   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.30         01/01/2018              7,905

                   Wells Fargo Advantage Master Portfolios 77


Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
-------------   -----------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     263,984   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $263,984)                     0.01%        04/01/2010    $       263,984
       11,858   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.30         04/15/2025             11,858
        7,905   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.34         01/01/2018              7,905
       23,102   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.33         01/01/2034             23,102
       35,573   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.34         07/01/2032             35,573
       11,858   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.32         12/15/2040             11,856
      345,019   VFNC CORPORATION+/-(a)(i)++                                              0.25         09/30/2010            186,310
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,300,926)                                                                 1,354,326
                                                                                                                    ---------------

    SHARES                                                                              YIELD
-------------                                                                       -------------
SHORT-TERM INVESTMENTS: 1.16%
MUTUAL FUNDS: 1.16%
    2,670,386   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                          0.09                             2,670,386
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,670,386)                                                                            2,670,386
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $210,533,453)*                                                       100.56%                                      232,899,664
OTHER ASSETS AND LIABILITIES, NET                                           (0.56)                                       (1,296,530)
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $   231,603,134
                                                                           ------                                   ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $211,336,200 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 47,477,417
Gross unrealized depreciation    (25,913,953)
                                ------------
Net unrealized appreciation     $ 21,563,464

The accompanying notes are an integral part of these financial statements.

                   78 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.95%
AUTO & TRUCKS: 0.93%
      390,000   FORD MOTOR COMPANY+<<                                                                               $     4,902,300
                                                                                                                    ---------------
BIOTECHNOLOGY: 2.85%
      155,000   AMGEN INCORPORATED+                                                                                       9,262,800
      110,400   LIFE TECHNOLOGIES CORPORATION+                                                                            5,770,608
                                                                                                                         15,033,408
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.07%
       61,000   WALTER INDUSTRIES INCORPORATED                                                                            5,628,470
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 3.10%
      197,000   CELANESE CORPORATION CLASS A                                                                              6,274,450
       37,325   CF INDUSTRIES HOLDINGS INCORPORATED                                                                       3,403,294
       53,800   EASTMAN CHEMICAL COMPANY                                                                                  3,425,984
       53,300   MOSAIC COMPANY                                                                                            3,239,041
                                                                                                                         16,342,769
                                                                                                                    ---------------
COAL MINING: 0.97%
      102,200   ALPHA NATURAL RESOURCES INCORPORATED+                                                                     5,098,758
                                                                                                                    ---------------
COMMUNICATIONS: 3.34%
      164,500   COMCAST CORPORATION CLASS A                                                                               3,095,890
    1,345,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                           7,020,900
      240,400   VERIZON COMMUNICATIONS INCORPORATED                                                                       7,457,208
                                                                                                                         17,573,998
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 2.01%
       76,000   LEXMARK INTERNATIONAL INCORPORATED+                                                                       2,742,080
      430,600   SEAGATE TECHNOLOGY                                                                                        7,862,756
                                                                                                                         10,604,836
                                                                                                                    ---------------
CONGLOMERATES: 4.64%
    1,343,800   GENERAL ELECTRIC COMPANY                                                                                 24,457,160
                                                                                                                    ---------------
DEPARTMENT STORES: 0.72%
      173,700   MACY'S INCORPORATED                                                                                       3,781,449
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 14.22%
    1,066,000   BANK OF AMERICA CORPORATION                                                                              19,028,100
    2,366,000   CITIGROUP INCORPORATED+                                                                                   9,582,300
      119,500   COMERICA INCORPORATED                                                                                     4,545,780
      206,000   FIFTH THIRD BANCORP                                                                                       2,799,540
      327,000   JPMORGAN CHASE & COMPANY                                                                                 14,633,250
      486,400   KEYCORP                                                                                                   3,769,600
      111,000   NORTHERN TRUST CORPORATION                                                                                6,133,860
      102,000   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                 6,089,400
      654,700   REGIONS FINANCIAL CORPORATION                                                                             5,139,395
      120,700   SUNTRUST BANKS INCORPORATED                                                                               3,233,553
                                                                                                                         74,954,778
                                                                                                                    ---------------
DRILLING OIL & NATURAL GAS WELLS: 1.15%
      145,000   NOBLE CORPORATION                                                                                         6,063,900
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.51%
       60,500   DARDEN RESTAURANTS INCORPORATED                                                                           2,694,670
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 79


Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.06%
      168,000   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                        $     5,742,240
      114,000   DTE ENERGY COMPANY                                                                                        5,084,400
      490,400   EL PASO CORPORATION                                                                                       5,315,936
                                                                                                                         16,142,576
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.42%
      186,500   COOPER INDUSTRIES PLC                                                                                     8,940,810
      476,000   LSI LOGIC CORPORATION+                                                                                    2,913,120
       97,900   TYCO ELECTRONICS LIMITED                                                                                  2,690,292
       40,000   WHIRLPOOL CORPORATION                                                                                     3,490,000
                                                                                                                         18,034,222
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.36%
       62,500   JM SMUCKER COMPANY                                                                                        3,766,250
      176,900   TYSON FOODS INCORPORATED CLASS A                                                                          3,387,635
                                                                                                                          7,153,885
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.27%
      122,000   KOHL'S CORPORATION+                                                                                       6,683,159
                                                                                                                    ---------------
HEALTH SERVICES: 1.43%
      116,900   AMERISOURCEBERGEN CORPORATION                                                                             3,380,748
      114,600   CARDINAL HEALTH INCORPORATED                                                                              4,129,038
                                                                                                                          7,509,786
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.72%
      352,300   WYNDHAM WORLDWIDE CORPORATION                                                                             9,064,679
                                                                                                                    ---------------
HOUSEHOLD PRODUCTS, WARE: 1.06%
      368,300   NEWELL RUBBERMAID INCORPORATED                                                                            5,598,160
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.79%
       90,200   CATERPILLAR INCORPORATED                                                                                  5,669,070
       61,500   CUMMINS INCORPORATED                                                                                      3,809,925
       51,000   EATON CORPORATION                                                                                         3,864,270
      115,000   STANLEY BLACK & DECKER INCORPORATED                                                                       6,602,150
                                                                                                                         19,945,415
                                                                                                                    ---------------
INSURANCE CARRIERS: 6.20%
      115,500   ASSURED GUARANTY LIMITED                                                                                  2,537,535
      268,000   GENWORTH FINANCIAL INCORPORATED+                                                                          4,915,120
      151,800   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            4,314,156
      107,500   PRUDENTIAL FINANCIAL INCORPORATED                                                                         6,503,750
      201,600   UNITEDHEALTH GROUP INCORPORATED                                                                           6,586,272
       52,500   WELLPOINT INCORPORATED+                                                                                   3,379,950
      234,300   XL CAPITAL LIMITED CLASS A                                                                                4,428,270
                                                                                                                         32,665,053
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.69%
      195,600   HOLOGIC INCORPORATED+                                                                                     3,626,424
                                                                                                                    ---------------
MEDIA: 1.08%
      165,000   VIACOM INCORPORATED CLASS B+                                                                              5,672,700
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.50%
       58,600   MEDTRONIC INCORPORATED                                                                                    2,638,758
                                                                                                                    ---------------

                   80 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
METAL MINING: 2.74%
       93,000   CLIFFS NATURAL RESOURCES INCORPORATED<<                                                             $     6,598,350
       94,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       7,852,760
                                                                                                                         14,451,110
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.72%
      128,000   CAPITAL ONE FINANCIAL CORPORATION                                                                         5,300,480
      252,000   DISCOVER FINANCIAL SERVICES                                                                               3,754,800
                                                                                                                          9,055,280
                                                                                                                    ---------------
OFFICE EQUIPMENT: 0.59%
      316,000   XEROX CORPORATION                                                                                         3,081,000
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 5.83%
      317,000   CHESAPEAKE ENERGY CORPORATION                                                                             7,493,880
       82,000   DEVON ENERGY CORPORATION                                                                                  5,283,260
      143,500   NEWFIELD EXPLORATION COMPANY+                                                                             7,469,175
      129,800   WHITING PETROLEUM CORPORATION+                                                                           10,493,032
                                                                                                                         30,739,347
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.36%
      184,800   CHEVRON CORPORATION                                                                                      14,013,384
      209,800   EXXON MOBIL CORPORATION                                                                                  14,052,404
      171,800   HESS CORPORATION                                                                                         10,746,090
                                                                                                                         38,811,878
                                                                                                                    ---------------
PHARMACEUTICALS: 2.48%
       47,200   ABBOTT LABORATORIES                                                                                       2,486,496
       65,200   JOHNSON & JOHNSON                                                                                         4,251,040
      170,000   MERCK & COMPANY INCORPORATED                                                                              6,349,500
                                                                                                                         13,087,036
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.13%
      359,000   GANNETT COMPANY INCORPORATED                                                                              5,930,680
                                                                                                                    ---------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.39%
      128,200   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              2,047,584
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 3.17%
      107,000   BOSTON PROPERTIES INCORPORATED                                                                            8,072,080
      103,000   SIMON PROPERTY GROUP INCORPORATED                                                                         8,641,700
                                                                                                                         16,713,780
                                                                                                                    ---------------
RENTAL AUTO/EQUIPMENT: 0.55%
      292,000   HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                     2,917,080
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.74%
      257,000   AMERIPRISE FINANCIAL INCORPORATED                                                                        11,657,520
       47,300   GOLDMAN SACHS GROUP INCORPORATED                                                                          8,070,799
                                                                                                                         19,728,319
                                                                                                                    ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 2.61%
      535,500   ADVANCED MICRO DEVICES INCORPORATED+                                                                      4,964,085
      848,000   MICRON TECHNOLOGY INCORPORATED+                                                                           8,810,720
                                                                                                                         13,774,805
                                                                                                                    ---------------
TOBACCO PRODUCTS: 0.58%
       56,400   REYNOLDS AMERICAN INCORPORATED                                                                            3,044,472
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 81


Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
TRANSPORTATION BY AIR: 0.36%
      210,900   AMR CORPORATION+                                                                                    $     1,921,299
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 4.61%
       37,300   GENERAL DYNAMICS CORPORATION                                                                              2,879,560
      125,000   ITT CORPORATION                                                                                           6,701,250
       64,500   LEAR CORPORATION+                                                                                         5,118,075
      324,000   TEXTRON INCORPORATED<<                                                                                    6,878,520
       95,900   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                                      2,740,822
                                                                                                                         24,318,227
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $439,995,553)                                                                                 521,493,210
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 2.23%
COLLATERAL INVESTED IN OTHER ASSETS: 2.23%
$     514,533   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
                VALUE $514,533)                                                          0.01%        04/01/2010            514,533
      154,075   CALCASIEU PARISH LA+/-ss                                                 0.40         12/01/2027            154,075
      211,853   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.38         06/01/2028            211,853
    4,244,837   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $4,244,839)                   0.02         04/01/2010          4,244,837
      101,978   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.25         10/01/2038            101,978
      308,150   COOK COUNTY IL+/-ss                                                      0.25         11/01/2030            308,150
      385,880   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $385,880)                     0.03         04/01/2010            385,880
      592,418   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $592,418)                     0.01         04/01/2010            592,418
    1,344,989   GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/05/2010            552,790
       63,556   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.33         11/01/2042             63,556
      192,593   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28         07/01/2029            192,593
       77,037   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.30         01/01/2018             77,037
    2,572,625   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,572,626)                   0.01         04/01/2010          2,572,625
      115,556   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.30         04/15/2025            115,556
       77,037   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.34         01/01/2018             77,037
      225,142   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.33         01/01/2034            225,142
      346,668   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.34         07/01/2032            346,668
      115,556   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.32         12/15/2040            115,557
    1,715,801   VFNC CORPORATION+/-(a)(i)++                                              0.25         09/30/2010            926,533
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,513,254)                                                               11,778,818
                                                                                                                    ---------------

    SHARES                                                                              YIELD
-------------                                                                       -------------
SHORT-TERM INVESTMENTS: 1.75%
MUTUAL FUNDS: 1.75%
    9,199,253   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                          0.09                             9,199,253
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,199,253)                                                                            9,199,253
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $460,708,060)*                                                       102.93%                                      542,471,281
OTHER ASSETS AND LIABILITIES, NET                                           (2.93)                                      (15,438,700)
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $   527,032,581
                                                                           ------                                   ---------------

                   82 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $464,188,373 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $86,853,004
Gross unrealized depreciation    (8,570,096)
                                -----------
Net unrealized appreciation     $78,282,908

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 83


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 99.10%
AEROSPACE, DEFENSE: 1.15%
      148,626   BOEING COMPANY                                                                                      $    10,791,728
       24,575   GOODRICH CORPORATION                                                                                      1,733,029
       22,694   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  2,079,451
       61,918   LOCKHEED MARTIN CORPORATION                                                                               5,152,816
       74,429   RAYTHEON COMPANY                                                                                          4,251,384
                                                                                                                         24,008,408
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.63%
       17,274   ABERCROMBIE & FITCH COMPANY CLASS A                                                                         788,385
       93,477   GAP INCORPORATED                                                                                          2,160,253
       52,521   LIMITED BRANDS INCORPORATED                                                                               1,293,067
       76,565   NIKE INCORPORATED CLASS B                                                                                 5,627,528
       11,232   POLO RALPH LAUREN CORPORATION                                                                               955,169
       25,474   URBAN OUTFITTERS INCORPORATED+                                                                              968,776
       17,370   VF CORPORATION                                                                                            1,392,206
                                                                                                                         13,185,384
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.12%
       61,690   COACH INCORPORATED                                                                                        2,437,989
                                                                                                                    ---------------
AUTO & TRUCKS: 0.40%
      661,332   FORD MOTOR COMPANY+                                                                                       8,312,943
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT: 0.33%
       17,744   AUTONATION INCORPORATED+                                                                                    320,812
        5,830   AUTOZONE INCORPORATED+                                                                                    1,009,115
      131,890   JOHNSON CONTROLS INCORPORATED                                                                             4,351,051
       27,010   O'REILLY AUTOMOTIVE INCORPORATED+                                                                         1,126,587
                                                                                                                          6,807,565
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
       10,487   RYDER SYSTEM INCORPORATED                                                                                   406,476
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.83%
       90,264   CELGENE CORPORATION+                                                                                      5,592,757
       14,712   CEPHALON INCORPORATED+                                                                                      997,179
       52,246   GENZYME CORPORATION+                                                                                      2,707,910
      177,371   GILEAD SCIENCES INCORPORATED+                                                                             8,066,833
                                                                                                                         17,364,679
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.78%
      192,278   AMGEN INCORPORATED+                                                                                      11,490,533
       52,934   BIOGEN IDEC INCORPORATED+                                                                                 3,036,294
       35,503   LIFE TECHNOLOGIES CORPORATION+                                                                            1,855,742
                                                                                                                         16,382,569
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.09%
       54,309   D.R. HORTON INCORPORATED                                                                                    684,293
       31,946   LENNAR CORPORATION                                                                                          549,791
       62,295   PULTE HOMES INCORPORATED+                                                                                   700,819
                                                                                                                          1,934,903
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.97%
       25,762   FASTENAL COMPANY                                                                                          1,236,318
      333,862   HOME DEPOT INCORPORATED                                                                                  10,800,436

                   84 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
      289,021   LOWE'S COMPANIES INCORPORATED                                                                       $     7,005,869
       18,070   SHERWIN-WILLIAMS COMPANY                                                                                  1,222,978
                                                                                                                         20,265,601
                                                                                                                    ---------------
BUSINESS SERVICES: 1.32%
       45,103   AUTODESK INCORPORATED+                                                                                    1,326,930
       99,119   AUTOMATIC DATA PROCESSING INCORPORATED                                                                    4,407,822
       22,001   AVERY DENNISON CORPORATION                                                                                  801,056
       77,598   CA INCORPORATED                                                                                           1,821,225
       36,092   CITRIX SYSTEMS INCORPORATED+                                                                              1,713,287
       58,423   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       2,978,405
       30,161   COMPUTER SCIENCES CORPORATION+                                                                            1,643,473
       44,649   COMPUWARE CORPORATION+                                                                                      375,052
       24,810   EQUIFAX INCORPORATED                                                                                        888,198
       64,779   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       1,518,420
       29,906   FISERV INCORPORATED+                                                                                      1,518,029
       95,396   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                                793,695
       35,580   IRON MOUNTAIN INCORPORATED                                                                                  974,892
       24,661   MONSTER WORLDWIDE INCORPORATED+                                                                             409,619
       60,954   OMNICOM GROUP INCORPORATED                                                                                2,365,625
       29,179   ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                    887,917
       21,580   SALESFORCE.COM INCORPORATED+                                                                              1,606,631
       38,724   TOTAL SYSTEM SERVICES INCORPORATED                                                                          606,418
       36,018   VERISIGN INCORPORATED+                                                                                      936,828
                                                                                                                         27,573,522
                                                                                                                    ---------------
CASINO & GAMING: 0.10%
       58,240   INTERNATIONAL GAME TECHNOLOGY                                                                             1,074,528
       13,556   WYNN RESORTS LIMITED                                                                                      1,027,951
                                                                                                                          2,102,479
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 1.81%
       41,654   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     3,080,313
        9,537   CF INDUSTRIES HOLDINGS INCORPORATED                                                                         869,584
      225,851   DOW CHEMICAL COMPANY                                                                                      6,678,414
      177,461   E.I. DU PONT DE NEMOURS & COMPANY                                                                         6,608,648
       14,275   EASTMAN CHEMICAL COMPANY                                                                                    909,032
       46,388   ECOLAB INCORPORATED                                                                                       2,038,753
       14,238   FMC CORPORATION                                                                                             861,969
       15,519   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             739,791
      107,138   MONSANTO COMPANY                                                                                          7,651,796
       32,564   PPG INDUSTRIES INCORPORATED                                                                               2,129,686
       60,143   PRAXAIR INCORPORATED                                                                                      4,991,869
       23,909   SIGMA-ALDRICH CORPORATION                                                                                 1,282,957
                                                                                                                         37,842,812
                                                                                                                    ---------------
COAL MINING: 0.25%
       43,129   CONSOL ENERGY INCORPORATED                                                                                1,839,883
       18,661   MASSEY ENERGY COMPANY                                                                                       975,784
       52,768   PEABODY ENERGY CORPORATION                                                                                2,411,498
                                                                                                                          5,227,165
                                                                                                                    ---------------
COMMERCIAL SERVICES: 0.14%
       63,153   PAYCHEX INCORPORATED                                                                                      1,938,797
       59,855   SAIC INCORPORATED+                                                                                        1,059,434
                                                                                                                          2,998,231
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 85


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMUNICATIONS: 3.62%
    1,158,825   AT&T INCORPORATED                                                                                   $    29,944,038
       58,818   CENTURYTEL INCORPORATED                                                                                   2,085,686
      557,135   COMCAST CORPORATION CLASS A                                                                              10,485,281
       51,247   METROPCS COMMUNICATIONS INCORPORATED+                                                                       362,829
      442,433   NEWS CORPORATION CLASS A                                                                                  6,375,460
      292,150   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                           1,525,023
       17,586   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                   779,939
      584,578   SPRINT NEXTEL CORPORATION+                                                                                2,221,396
       69,222   TIME WARNER CABLE INCORPORATED                                                                            3,690,225
      556,772   VERIZON COMMUNICATIONS INCORPORATED                                                                      17,271,067
       89,710   WINDSTREAM CORPORATION                                                                                      976,942
                                                                                                                         75,717,886
                                                                                                                    ---------------
COMPUTER SOFTWARE & SERVICES: 0.05%
       33,787   AKAMAI TECHNOLOGIES INCORPORATED+                                                                         1,061,250
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 5.00%
      178,042   APPLE INCORPORATED+                                                                                      41,827,407
      338,073   DELL INCORPORATED+                                                                                        5,074,476
      462,205   HEWLETT-PACKARD COMPANY                                                                                  24,566,196
      255,048   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              32,709,906
       15,334   LEXMARK INTERNATIONAL INCORPORATED+                                                                         553,251
                                                                                                                        104,731,236
                                                                                                                    ---------------
CONGLOMERATES: 1.82%
    2,094,934   GENERAL ELECTRIC COMPANY                                                                                 38,127,799
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.04%
       41,243   QUANTA SERVICES INCORPORATED+                                                                               790,216
                                                                                                                    ---------------
CONTAINER, PACKAGING: 0.06%
       33,103   OWENS-ILLINOIS INCORPORATED+                                                                              1,176,481
                                                                                                                    ---------------
COSMETICS, PERSONAL CARE: 0.21%
       83,935   AVON PRODUCTS INCORPORATED                                                                                2,842,878
       23,206   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               1,505,373
                                                                                                                          4,348,251
                                                                                                                    ---------------
CRUDE PETROLEUM & NATURAL GAS: 0.12%
       34,250   NOBLE ENERGY INCORPORATED                                                                                 2,500,250
                                                                                                                    ---------------
DATA SERVICES: 0.11%
       67,667   NETAPP INCORPORATED+                                                                                      2,203,238
                                                                                                                    ---------------
DEPARTMENT STORES: 0.28%
       46,333   JCPENNEY COMPANY INCORPORATED                                                                             1,490,533
       82,662   MACY'S INCORPORATED                                                                                       1,799,552
       32,454   NORDSTROM INCORPORATED                                                                                    1,325,746
       24,321   ROSS STORES INCORPORATED                                                                                  1,300,444
                                                                                                                          5,916,275
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 8.07%
    1,969,705   BANK OF AMERICA CORPORATION                                                                              35,159,234
      237,220   BANK OF NEW YORK MELLON CORPORATION                                                                       7,325,354
      135,609   BB&T CORPORATION                                                                                          4,392,376
    3,857,935   CITIGROUP INCORPORATED+                                                                                  15,624,637
       34,169   COMERICA INCORPORATED                                                                                     1,299,789

                   86 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS (continued)
      156,105   FIFTH THIRD BANCORP                                                                                 $     2,121,467
       44,221   FIRST HORIZON NATIONAL CORPORATION+                                                                         621,308
       93,035   HUDSON CITY BANCORP INCORPORATED                                                                          1,317,376
      140,655   HUNTINGTON BANCSHARES INCORPORATED                                                                          755,317
      780,069   JPMORGAN CHASE & COMPANY                                                                                 34,908,088
      172,415   KEYCORP                                                                                                   1,336,216
       16,311   M&T BANK CORPORATION<<                                                                                    1,294,767
      103,408   MARSHALL & ILSLEY CORPORATION                                                                               832,434
       47,451   NORTHERN TRUST CORPORATION                                                                                2,622,142
      101,503   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                 6,059,729
      234,166   REGIONS FINANCIAL CORPORATION                                                                             1,838,203
       97,264   STATE STREET CORPORATION                                                                                  4,390,497
       98,043   SUNTRUST BANKS INCORPORATED                                                                               2,626,572
      375,673   US BANCORP                                                                                                9,722,417
    1,017,194   WELLS FARGO & COMPANY(l)                                                                                 31,655,077
      134,056   WESTERN UNION COMPANY                                                                                     2,273,590
       29,530   ZIONS BANCORPORATION                                                                                        644,345
                                                                                                                        168,820,935
                                                                                                                    ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.02%
       36,061   JANUS CAPITAL GROUP INCORPORATED                                                                            515,312
                                                                                                                    ---------------
DIVERSIFIED MANUFACTURING: 0.32%
      150,113   HONEYWELL INTERNATIONAL INCORPORATED                                                                      6,795,616
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 2.12%
       67,207   AMAZON.COM INCORPORATED+                                                                                  9,122,006
      221,893   EBAY INCORPORATED+                                                                                        5,980,016
       47,448   GOOGLE INCORPORATED CLASS A+                                                                             26,903,490
        8,949   PRICELINE.COM INCORPORATED+                                                                               2,281,995
                                                                                                                         44,287,507
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.90%
       27,453   DARDEN RESTAURANTS INCORPORATED                                                                           1,222,757
      211,256   MCDONALD'S CORPORATION                                                                                   14,095,000
       92,138   YUM! BRANDS INCORPORATED                                                                                  3,531,650
                                                                                                                         18,849,407
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.11%
       25,240   APOLLO GROUP INCORPORATED CLASS A+                                                                        1,546,960
       12,156   DEVRY INCORPORATED                                                                                          792,571
                                                                                                                          2,339,531
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.21%
      131,248   AES CORPORATION+                                                                                          1,443,728
       33,293   ALLEGHENY ENERGY INCORPORATED                                                                               765,739
       46,517   AMEREN CORPORATION                                                                                        1,213,163
       93,862   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              3,208,203
       77,107   CENTERPOINT ENERGY INCORPORATED                                                                           1,107,257
       45,114   CMS ENERGY CORPORATION                                                                                      697,462
       55,241   CONSOLIDATED EDISON INCORPORATED                                                                          2,460,434
       39,482   CONSTELLATION ENERGY GROUP INCORPORATED                                                                   1,386,213
      117,826   DOMINION RESOURCES INCORPORATED                                                                           4,843,827
       32,382   DTE ENERGY COMPANY                                                                                        1,444,237
      257,073   DUKE ENERGY CORPORATION                                                                                   4,195,431
       63,970   EDISON INTERNATIONAL                                                                                      2,185,855

                   Wells Fargo Advantage Master Portfolios 87


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
      137,698   EL PASO CORPORATION                                                                                 $     1,492,646
      147,736   EMERSON ELECTRIC COMPANY                                                                                  7,437,030
       37,147   ENTERGY CORPORATION                                                                                       3,021,908
      129,565   EXELON CORPORATION                                                                                        5,676,243
       59,851   FIRSTENERGY CORPORATION                                                                                   2,339,576
       81,157   FPL GROUP INCORPORATED                                                                                    3,922,318
       15,024   INTEGRYS ENERGY GROUP INCORPORATED                                                                          711,837
        8,880   NICOR INCORPORATED                                                                                          372,250
       54,346   NISOURCE INCORPORATED                                                                                       858,667
       34,450   NORTHEAST UTILITIES                                                                                         952,198
       51,421   NRG ENERGY INCORPORATED+                                                                                  1,074,699
       20,712   ONEOK INCORPORATED                                                                                          945,503
       43,658   PEPCO HOLDINGS INCORPORATED                                                                                 748,735
       72,908   PG&E CORPORATION                                                                                          3,092,757
       19,917   PINNACLE WEST CAPITAL CORPORATION                                                                           751,468
       74,034   PPL CORPORATION                                                                                           2,051,482
       55,883   PROGRESS ENERGY INCORPORATED                                                                              2,199,555
       99,339   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              2,932,487
       34,290   QUESTAR CORPORATION                                                                                       1,481,328
       63,582   REPUBLIC SERVICES INCORPORATED                                                                            1,845,150
       21,890   SCANA CORPORATION                                                                                           822,845
       48,497   SEMPRA ENERGY                                                                                             2,420,000
      127,128   SPECTRA ENERGY CORPORATION                                                                                2,864,194
       16,646   STERICYCLE INCORPORATED+                                                                                    907,207
       41,971   TECO ENERGY INCORPORATED                                                                                    666,919
      161,073   THE SOUTHERN COMPANY                                                                                      5,341,181
       95,221   WASTE MANAGEMENT INCORPORATED                                                                             3,278,459
       22,952   WISCONSIN ENERGY CORPORATION                                                                              1,134,058
       89,658   XCEL ENERGY INCORPORATED                                                                                  1,900,750
                                                                                                                         88,194,999
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.21%
       58,389   ALTERA CORPORATION                                                                                        1,419,437
       34,012   AMPHENOL CORPORATION CLASS A                                                                              1,434,966
       58,449   ANALOG DEVICES INCORPORATED                                                                               1,684,500
        9,538   FIRST SOLAR INCORPORATED+<<                                                                               1,169,836
       13,633   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                637,752
       25,682   HARRIS CORPORATION                                                                                        1,219,638
       37,911   JABIL CIRCUIT INCORPORATED                                                                                  613,779
       43,884   JDS UNIPHASE CORPORATION+                                                                                   549,867
       33,785   KLA-TENCOR CORPORATION                                                                                    1,044,632
       43,884   LINEAR TECHNOLOGY CORPORATION                                                                             1,241,040
      128,906   LSI LOGIC CORPORATION+                                                                                      788,905
       44,642   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                     684,362
       26,617   MOLEX INCORPORATED                                                                                          555,231
       46,692   NATIONAL SEMICONDUCTOR CORPORATION                                                                          674,699
       18,824   NOVELLUS SYSTEMS INCORPORATED+                                                                              470,600
       30,868   ROCKWELL COLLINS INCORPORATED                                                                             1,932,028
       75,466   TELLABS INCORPORATED                                                                                        571,278
      243,835   TEXAS INSTRUMENTS INCORPORATED                                                                            5,966,642
       14,687   WHIRLPOOL CORPORATION                                                                                     1,281,441
       54,317   XILINX INCORPORATED                                                                                       1,385,084
                                                                                                                         25,325,717
                                                                                                                    ---------------

                   88 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.19%
       35,105   FLUOR CORPORATION                                                                                   $     1,632,734
       24,460   JACOBS ENGINEERING GROUP INCORPORATED+                                                                    1,105,347
       38,606   MOODY'S CORPORATION<<                                                                                     1,148,529
                                                                                                                          3,886,610
                                                                                                                    ---------------
ENTERTAINMENT PRODUCTION: 0.09%
       55,670   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                                            1,881,089
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.24%
       18,472   BALL CORPORATION                                                                                            986,035
       75,955   ILLINOIS TOOL WORKS INCORPORATED                                                                          3,597,229
       11,340   SNAP-ON INCORPORATED                                                                                        491,476
                                                                                                                          5,074,740
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 4.43%
      126,167   ARCHER DANIELS MIDLAND COMPANY                                                                            3,646,226
       37,031   CAMPBELL SOUP COMPANY                                                                                     1,309,046
       62,742   COCA-COLA ENTERPRISES INCORPORATED                                                                        1,735,444
       87,059   CONAGRA FOODS INCORPORATED                                                                                2,182,569
       39,216   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                  644,711
       35,597   DEAN FOODS COMPANY+                                                                                         558,517
       49,893   DR PEPPER SNAPPLE GROUP INCORPORATED                                                                      1,754,737
       64,701   GENERAL MILLS INCORPORATED                                                                                4,580,184
       62,090   H.J. HEINZ COMPANY                                                                                        2,831,925
       13,645   HORMEL FOODS CORPORATION                                                                                    573,226
       23,370   JM SMUCKER COMPANY                                                                                        1,408,276
       50,063   KELLOGG COMPANY                                                                                           2,674,866
      340,970   KRAFT FOODS INCORPORATED CLASS A                                                                         10,310,933
       25,943   MCCORMICK & COMPANY INCORPORATED                                                                            995,173
       40,151   MEAD JOHNSON & COMPANY                                                                                    2,089,057
       31,106   MOLSON COORS BREWING COMPANY                                                                              1,308,318
      320,865   PEPSICO INCORPORATED                                                                                     21,228,428
      136,914   SARA LEE CORPORATION                                                                                      1,907,212
      116,342   SYSCO CORPORATION                                                                                         3,432,089
      452,592   THE COCA-COLA COMPANY                                                                                    24,892,560
       32,668   THE HERSHEY COMPANY                                                                                       1,398,517
       59,892   TYSON FOODS INCORPORATED CLASS A                                                                          1,146,932
                                                                                                                         92,608,946
                                                                                                                    ---------------
FOOD STORES: 0.48%
      127,600   KROGER COMPANY                                                                                            2,763,816
       76,337   SAFEWAY INCORPORATED                                                                                      1,897,738
      145,960   STARBUCKS CORPORATION                                                                                     3,542,449
       41,625   SUPERVALU INCORPORATED                                                                                      694,305
       33,447   WHOLE FOODS MARKET INCORPORATED+                                                                          1,209,109
                                                                                                                         10,107,417
                                                                                                                    ---------------
FORESTRY: 0.09%
       41,498   WEYERHAEUSER COMPANY                                                                                      1,878,614
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.08%
       29,148   LEGGETT & PLATT INCORPORATED                                                                                630,763
       70,443   MASCO CORPORATION                                                                                         1,093,275
                                                                                                                          1,724,038
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 89


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
GENERAL MERCHANDISE STORES: 1.93%
       16,230   BIG LOTS INCORPORATED+                                                                              $       591,097
       27,169   FAMILY DOLLAR STORES INCORPORATED                                                                           994,657
       60,198   KOHL'S CORPORATION+                                                                                       3,297,646
        9,530   SEARS HOLDINGS CORPORATION+<<                                                                             1,033,338
      147,710   TARGET CORPORATION                                                                                        7,769,546
       82,406   TJX COMPANIES INCORPORATED                                                                                3,503,903
      418,934   WAL-MART STORES INCORPORATED                                                                             23,292,730
                                                                                                                         40,482,917
                                                                                                                    ---------------
HEALTH CARE: 0.09%
       32,170   HOSPIRA INCORPORATED+                                                                                     1,822,431
                                                                                                                    ---------------
HEALTH SERVICES: 1.18%
       55,443   AMERISOURCEBERGEN CORPORATION                                                                             1,603,412
       70,969   CARDINAL HEALTH INCORPORATED                                                                              2,557,013
       29,061   COVENTRY HEALTH CARE INCORPORATED+                                                                          718,388
       20,262   DAVITA INCORPORATED+                                                                                      1,284,611
       54,052   EXPRESS SCRIPTS INCORPORATED+                                                                             5,500,332
       33,422   HUMANA INCORPORATED+                                                                                      1,563,147
       20,557   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                               1,556,370
       52,893   MCKESSON CORPORATION                                                                                      3,476,128
       91,114   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      5,882,320
       85,022   TENET HEALTHCARE CORPORATION+                                                                               486,326
                                                                                                                         24,628,047
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.39%
       16,010   AVALONBAY COMMUNITIES INCORPORATED                                                                        1,382,464
      324,925   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                 26,406,655
       31,967   PLUM CREEK TIMBER COMPANY                                                                                 1,243,836
                                                                                                                         29,032,955
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.11%
       51,442   BED BATH & BEYOND INCORPORATED+                                                                           2,251,102
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.20%
       49,979   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               1,575,338
       36,679   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          1,710,709
       35,110   WYNDHAM WORLDWIDE CORPORATION                                                                               903,380
                                                                                                                          4,189,427
                                                                                                                    ---------------
HOUSEHOLD PRODUCTS, WARE: 2.31%
       27,535   CLOROX COMPANY                                                                                            1,766,095
       96,943   COLGATE-PALMOLIVE COMPANY                                                                                 8,265,360
       29,839   FORTUNE BRANDS INCORPORATED                                                                               1,447,490
       54,543   NEWELL RUBBERMAID INCORPORATED                                                                              829,054
      570,293   PROCTER & GAMBLE COMPANY                                                                                 36,082,438
                                                                                                                         48,390,437
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.52%
      139,743   3M COMPANY                                                                                               11,678,323
      263,711   APPLIED MATERIALS INCORPORATED                                                                            3,554,824
       61,240   BAKER HUGHES INCORPORATED                                                                                 2,868,482
       47,997   CAMERON INTERNATIONAL CORPORATION+                                                                        2,057,151
      122,659   CATERPILLAR INCORPORATED                                                                                  7,709,118
       39,535   CUMMINS INCORPORATED                                                                                      2,449,193
       83,250   DEERE & COMPANY                                                                                           4,950,045

                   90 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       36,580   DOVER CORPORATION                                                                                   $     1,710,115
       32,474   EATON CORPORATION                                                                                         2,460,555
       10,965   FLOWSERVE CORPORATION                                                                                     1,209,111
       23,950   FMC TECHNOLOGIES INCORPORATED+                                                                            1,547,889
       23,043   PALL CORPORATION                                                                                            933,011
       31,571   PARKER HANNIFIN CORPORATION                                                                               2,043,907
       40,731   PITNEY BOWES INCORPORATED                                                                                   995,873
       48,773   SMITH INTERNATIONAL INCORPORATED                                                                          2,088,460
       30,906   STANLEY BLACK & DECKER INCORPORATED                                                                       1,774,313
       32,733   TERADATA CORPORATION+                                                                                       945,656
       44,892   WESTERN DIGITAL CORPORATION+                                                                              1,750,339
                                                                                                                         52,726,365
                                                                                                                    ---------------
INFORMATION & BUSINESS SERVICES: 0.18%
      233,680   YAHOO! INCORPORATED+                                                                                      3,862,730
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.48%
       84,623   AETNA INCORPORATED                                                                                        2,971,114
       92,110   AFLAC INCORPORATED                                                                                        5,000,652
      105,351   ALLSTATE CORPORATION                                                                                      3,403,891
       26,491   AMERICAN INTERNATIONAL GROUP INCORPORATED+<<                                                                904,403
       52,394   AON CORPORATION                                                                                           2,237,748
       22,871   ASSURANT INCORPORATED                                                                                       786,305
       64,513   CHUBB CORPORATION                                                                                         3,344,999
       53,987   CIGNA CORPORATION                                                                                         1,974,844
       31,989   CINCINNATI FINANCIAL CORPORATION                                                                            924,482
       96,025   GENWORTH FINANCIAL INCORPORATED+                                                                          1,761,099
       87,121   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            2,475,979
       37,258   LEUCADIA NATIONAL CORPORATION+                                                                              924,371
       59,346   LINCOLN NATIONAL CORPORATION                                                                              1,821,922
       69,670   LOEWS CORPORATION                                                                                         2,597,298
      104,490   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   2,551,646
      160,827   METLIFE INCORPORATED                                                                                      6,970,242
       62,724   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    1,832,168
       91,299   PRUDENTIAL FINANCIAL INCORPORATED                                                                         5,523,590
      131,855   THE PROGRESSIVE CORPORATION                                                                               2,517,112
      100,836   THE TRAVELERS COMPANIES INCORPORATED                                                                      5,439,094
       16,266   TORCHMARK CORPORATION                                                                                       870,394
      227,272   UNITEDHEALTH GROUP INCORPORATED                                                                           7,424,976
       65,259   UNUMPROVIDENT CORPORATION                                                                                 1,616,465
       87,162   WELLPOINT INCORPORATED+                                                                                   5,611,490
       67,168   XL CAPITAL LIMITED CLASS A                                                                                1,269,475
                                                                                                                         72,755,759
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.38%
       68,490   AGILENT TECHNOLOGIES INCORPORATED+                                                                        2,355,371
       46,277   BECTON DICKINSON & COMPANY                                                                                3,643,388
      296,745   BOSTON SCIENTIFIC CORPORATION+                                                                            2,142,499
       18,781   C.R. BARD INCORPORATED                                                                                    1,626,810
       34,909   CAREFUSION CORPORATION+                                                                                     922,645
       51,445   DANAHER CORPORATION                                                                                       4,110,970
       28,896   DENTSPLY INTERNATIONAL INCORPORATED                                                                       1,007,026
       52,746   EASTMAN KODAK COMPANY                                                                                       305,399
       30,015   FLIR SYSTEMS INCORPORATED+                                                                                  846,423
       11,000   MILLIPORE CORPORATION+                                                                                    1,161,600
       23,084   PERKINELMER INCORPORATED                                                                                    551,708

                   Wells Fargo Advantage Master Portfolios 91


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       29,508   QUEST DIAGNOSTICS INCORPORATED                                                                      $     1,720,021
       28,029   ROCKWELL AUTOMATION INCORPORATED                                                                          1,579,714
       18,394   ROPER INDUSTRIES INCORPORATED                                                                             1,063,909
       34,799   TERADYNE INCORPORATED+                                                                                      388,705
       80,394   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    4,135,467
       18,374   WATERS CORPORATION+                                                                                       1,240,980
                                                                                                                         28,802,635
                                                                                                                    ---------------
MEDIA-COMMUNICATION: 0.58%
      132,931   CBS CORPORATION CLASS B                                                                                   1,853,058
      183,607   DIRECTV+                                                                                                  6,207,753
      119,245   VIACOM INCORPORATED CLASS B+                                                                              4,099,643
                                                                                                                         12,160,454
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.78%
        7,644   INTUITIVE SURGICAL INCORPORATED+                                                                          2,661,106
      216,889   MEDTRONIC INCORPORATED                                                                                    9,766,512
       63,895   ST. JUDE MEDICAL INCORPORATED+                                                                            2,622,890
       24,333   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      1,346,345
                                                                                                                         16,396,853
                                                                                                                    ---------------
MEDICAL PRODUCTS: 0.79%
       60,377   ALLERGAN INCORPORATED                                                                                     3,943,826
      118,329   BAXTER INTERNATIONAL INCORPORATED                                                                         6,886,748
       55,489   STRYKER CORPORATION                                                                                       3,175,081
       41,816   ZIMMER HOLDINGS INCORPORATED+                                                                             2,475,507
                                                                                                                         16,481,162
                                                                                                                    ---------------
METAL MINING: 0.66%
       26,550   CLIFFS NATURAL RESOURCES INCORPORATED                                                                     1,883,723
       84,538   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       7,062,305
       96,401   NEWMONT MINING CORPORATION                                                                                4,909,703
                                                                                                                         13,855,731
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
       24,804   VULCAN MATERIALS COMPANY<<                                                                                1,171,741
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.12%
       24,097   HASBRO INCORPORATED                                                                                         922,433
       71,401   MATTEL INCORPORATED                                                                                       1,623,659
                                                                                                                          2,546,092
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.31%
       86,259   COSTCO WHOLESALE CORPORATION                                                                              5,150,525
      273,016   CVS CAREMARK CORPORATION                                                                                  9,981,465
       32,350   GAMESTOP CORPORATION CLASS A+                                                                               708,789
       53,942   OFFICE DEPOT INCORPORATED+                                                                                  430,457
       24,589   RADIOSHACK CORPORATION                                                                                      556,449
      143,133   STAPLES INCORPORATED                                                                                      3,347,881
      193,431   WALGREEN COMPANY                                                                                          7,174,356
                                                                                                                         27,349,922
                                                                                                                    ---------------
MISCELLANEOUS SERVICES: 0.04%
       10,013   DUN & BRADSTREET CORPORATION                                                                                745,167
                                                                                                                    ---------------

                   92 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
MOTION PICTURES: 0.97%
      225,838   TIME WARNER INCORPORATED                                                                            $     7,061,954
      380,808   WALT DISNEY COMPANY                                                                                      13,294,007
                                                                                                                         20,355,961
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.87%
       61,438   FEDEX CORPORATION                                                                                         5,738,309
      194,938   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               12,555,957
                                                                                                                         18,294,266
                                                                                                                    ---------------
NETWORKING: 1.68%
       84,657   BROADCOM CORPORATION CLASS A                                                                              2,808,919
    1,124,183   CISCO SYSTEMS INCORPORATED+                                                                              29,262,483
      103,165   JUNIPER NETWORKS INCORPORATED+                                                                            3,165,102
                                                                                                                         35,236,504
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.44%
      234,967   AMERICAN EXPRESS COMPANY                                                                                  9,694,738
       89,393   CAPITAL ONE FINANCIAL CORPORATION                                                                         3,701,764
      106,733   DISCOVER FINANCIAL SERVICES                                                                               1,590,322
       18,949   MASTERCARD INCORPORATED                                                                                   4,813,046
       72,900   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                    1,140,156
       95,208   SLM CORPORATION+                                                                                          1,192,004
       87,645   VISA INCORPORATED CLASS A                                                                                 7,978,324
                                                                                                                         30,110,354
                                                                                                                    ---------------
OFFICE EQUIPMENT: 0.12%
      265,441   XEROX CORPORATION                                                                                         2,588,050
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 3.52%
       96,710   ANADARKO PETROLEUM CORPORATION                                                                            7,043,389
       66,078   APACHE CORPORATION                                                                                        6,706,917
       57,624   BJ SERVICES COMPANY                                                                                       1,233,154
       20,351   CABOT OIL & GAS CORPORATION                                                                                 748,917
      127,987   CHESAPEAKE ENERGY CORPORATION                                                                             3,025,613
       77,642   DENBURY RESOURCES INCORPORATED+                                                                           1,309,821
       87,725   DEVON ENERGY CORPORATION                                                                                  5,652,122
       13,646   DIAMOND OFFSHORE DRILLING INCORPORATED                                                                    1,211,901
       49,591   EOG RESOURCES INCORPORATED                                                                                4,608,988
       28,241   EQT CORPORATION                                                                                           1,157,881
       55,892   NABORS INDUSTRIES LIMITED+                                                                                1,097,160
      159,421   OCCIDENTAL PETROLEUM CORPORATION                                                                         13,477,451
       22,687   PIONEER NATURAL RESOURCES COMPANY                                                                         1,277,732
       31,246   RANGE RESOURCES CORPORATION                                                                               1,464,500
       22,350   ROWAN COMPANIES INCORPORATED+                                                                               650,609
      234,940   SCHLUMBERGER LIMITED                                                                                     14,909,292
       67,951   SOUTHWESTERN ENERGY COMPANY+                                                                              2,766,965
      114,535   XTO ENERGY INCORPORATED                                                                                   5,403,761
                                                                                                                         73,746,173
                                                                                                                    ---------------
OIL & OIL SERVICES: 0.29%
      177,707   HALLIBURTON COMPANY                                                                                       5,354,312
       20,756   HELMERICH & PAYNE INCORPORATED                                                                              790,388
                                                                                                                          6,144,700
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 93


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
OIL FIELD EQUIPMENT & SERVICES: 0.16%
       82,159   NATIONAL OILWELL VARCO INCORPORATED                                                                 $     3,334,012
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.20%
       21,403   BEMIS COMPANY INCORPORATED                                                                                  614,694
       85,034   INTERNATIONAL PAPER COMPANY                                                                               2,092,687
       33,628   MEADWESTVACO CORPORATION                                                                                    859,195
       25,983   PACTIV CORPORATION+                                                                                         654,252
                                                                                                                          4,220,828
                                                                                                                    ---------------
PERSONAL SERVICES: 0.09%
       25,812   CINTAS CORPORATION                                                                                          725,059
       65,880   H&R BLOCK INCORPORATED                                                                                    1,172,664
                                                                                                                          1,897,723
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.75%
      394,324   CHEVRON CORPORATION                                                                                      29,901,589
      291,928   CONOCOPHILLIPS                                                                                           14,937,956
      926,984   EXXON MOBIL CORPORATION                                                                                  62,089,388
       57,181   HESS CORPORATION                                                                                          3,576,672
      138,995   MARATHON OIL CORPORATION                                                                                  4,397,802
       37,528   MURPHY OIL CORPORATION                                                                                    2,108,698
       22,961   SUNOCO INCORPORATED                                                                                         682,171
       27,600   TESORO PETROLEUM CORPORATION                                                                                383,640
      110,895   VALERO ENERGY CORPORATION                                                                                 2,184,632
                                                                                                                        120,262,548
                                                                                                                    ---------------
PHARMACEUTICALS: 5.84%
      304,849   ABBOTT LABORATORIES                                                                                      16,059,445
      336,558   BRISTOL-MYERS SQUIBB COMPANY                                                                              8,986,099
      199,241   ELI LILLY & COMPANY                                                                                       7,216,509
       59,368   FOREST LABORATORIES INCORPORATED+                                                                         1,861,780
      540,319   JOHNSON & JOHNSON                                                                                        35,228,799
       48,785   KING PHARMACEUTICALS INCORPORATED+                                                                          573,712
      611,667   MERCK & COMPANY INCORPORATED                                                                             22,845,762
       60,213   MYLAN LABORATORIES INCORPORATED+<<                                                                        1,367,437
    1,584,553   PFIZER INCORPORATED                                                                                      27,175,084
       20,924   WATSON PHARMACEUTICALS INCORPORATED+                                                                        873,995
                                                                                                                        122,188,622
                                                                                                                    ---------------
PIPELINES: 0.13%
      114,584   THE WILLIAMS COMPANIES INCORPORATED                                                                       2,646,890
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.61%
       21,571   AK STEEL HOLDING CORPORATION                                                                                493,113
      200,323   ALCOA INCORPORATED                                                                                        2,852,600
       19,280   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       1,040,927
       61,831   NUCOR CORPORATION                                                                                         2,805,891
       27,817   PRECISION CASTPARTS CORPORATION                                                                           3,524,692
       16,577   TITANIUM METALS CORPORATION+                                                                                275,012
       28,149   UNITED STATES STEEL CORPORATION<<                                                                         1,788,024
                                                                                                                         12,780,259
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.23%
       46,603   GANNETT COMPANY INCORPORATED                                                                                769,882
       61,983   MCGRAW-HILL COMPANIES INCORPORATED                                                                        2,209,694

                   94 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
        7,208   MEREDITH CORPORATION                                                                                $       248,027
       22,842   NEW YORK TIMES COMPANY CLASS A+                                                                             254,231
       40,343   RR DONNELLEY & SONS COMPANY                                                                                 861,323
        1,199   WASHINGTON POST COMPANY CLASS B                                                                             532,572
                                                                                                                          4,875,729
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.73%
       76,580   CSX CORPORATION                                                                                           3,897,922
       72,578   NORFOLK SOUTHERN CORPORATION                                                                              4,056,384
       99,208   UNION PACIFIC CORPORATION                                                                                 7,271,946
                                                                                                                         15,226,252
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.14%
       23,000   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           423,430
       27,284   BOSTON PROPERTIES INCORPORATED                                                                            2,058,305
       53,076   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                841,255
       55,345   EQUITY RESIDENTIAL                                                                                        2,166,757
       57,693   HCP INCORPORATED                                                                                          1,903,869
       24,284   HEALTH CARE REIT INCORPORATED                                                                             1,098,365
      128,247   HOST HOTELS & RESORTS INCORPORATED                                                                        1,878,819
       79,625   KIMCO REALTY CORPORATION                                                                                  1,245,335
       93,106   PROLOGIS                                                                                                  1,228,999
       26,639   PUBLIC STORAGE INCORPORATED                                                                               2,450,522
       56,936   SIMON PROPERTY GROUP INCORPORATED                                                                         4,776,930
       30,767   VENTAS INCORPORATED                                                                                       1,460,817
       30,954   VORNADO REALTY TRUST                                                                                      2,343,218
                                                                                                                         23,876,621
                                                                                                                    ---------------
RETAIL: 0.19%
       67,303   BEST BUY COMPANY INCORPORATED                                                                             2,863,070
       24,434   TIFFANY & COMPANY                                                                                         1,160,371
                                                                                                                          4,023,441
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.06%
       31,206   SEALED AIR CORPORATION                                                                                      657,822
       47,556   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                         601,108
                                                                                                                          1,258,930
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.35%
       50,165   AMERIPRISE FINANCIAL INCORPORATED                                                                         2,275,484
      191,947   CHARLES SCHWAB CORPORATION                                                                                3,587,489
       13,085   CME GROUP INCORPORATED                                                                                    4,136,299
      312,563   E*TRADE FINANCIAL CORPORATION+                                                                              515,729
       17,386   FEDERATED INVESTORS INCORPORATED CLASS B                                                                    458,643
       29,126   FRANKLIN RESOURCES INCORPORATED                                                                           3,230,073
      103,325   GOLDMAN SACHS GROUP INCORPORATED                                                                         17,630,345
       14,452   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                   1,621,225
       84,187   INVESCO LIMITED                                                                                           1,844,537
       31,921   LEGG MASON INCORPORATED                                                                                     915,175
      274,503   MORGAN STANLEY                                                                                            8,040,193
       29,059   NASDAQ STOCK MARKET INCORPORATED+                                                                           613,726
       51,245   NYSE EURONEXT INCORPORATED                                                                                1,517,364
       50,851   T. ROWE PRICE GROUP INCORPORATED                                                                          2,793,245
                                                                                                                         49,179,527
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 95


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.87%
      110,852   ADVANCED MICRO DEVICES INCORPORATED+                                                                $     1,027,598
      403,036   EMC CORPORATION+                                                                                          7,270,769
    1,084,593   INTEL CORPORATION                                                                                        24,143,040
       36,173   MICROCHIP TECHNOLOGY INCORPORATED                                                                         1,018,632
      167,020   MICRON TECHNOLOGY INCORPORATED+                                                                           1,735,338
      108,950   NVIDIA CORPORATION+                                                                                       1,893,551
       22,364   QLOGIC CORPORATION+                                                                                         453,989
       44,906   SANDISK CORPORATION+                                                                                      1,555,095
                                                                                                                         39,098,012
                                                                                                                    ---------------
SOFTWARE: 3.69%
      102,906   ADOBE SYSTEMS INCORPORATED+                                                                               3,639,785
       35,856   BMC SOFTWARE INCORPORATED+                                                                                1,362,528
       64,133   ELECTRONIC ARTS INCORPORATED+                                                                             1,196,722
       61,635   INTUIT INCORPORATED+                                                                                      2,116,546
       31,158   MCAFEE INCORPORATED+                                                                                      1,250,371
    1,498,149   MICROSOFT CORPORATION                                                                                    43,850,821
       68,382   NOVELL INCORPORATED+                                                                                        409,608
      767,452   ORACLE CORPORATION                                                                                       19,715,842
       37,051   RED HAT INCORPORATED+                                                                                     1,084,483
      158,298   SYMANTEC CORPORATION+                                                                                     2,678,402
                                                                                                                         77,305,108
                                                                                                                    ---------------
TELECOMMUNICATIONS: 1.00%
       79,060   AMERICAN TOWER CORPORATION CLASS A+                                                                       3,368,747
       61,323   FRONTIER COMMUNICATIONS CORPORATION                                                                         456,243
      454,115   MOTOROLA INCORPORATED+                                                                                    3,187,887
      329,972   QUALCOMM INCORPORATED                                                                                    13,855,524
                                                                                                                         20,868,401
                                                                                                                    ---------------
TELECOMMUNICATIONS EQUIPMENT: 0.30%
      306,074   CORNING INCORPORATED                                                                                      6,185,756
                                                                                                                    ---------------
TOBACCO PRODUCTS: 1.52%
      408,496   ALTRIA GROUP INCORPORATED                                                                                 8,382,338
       30,395   LORILLARD INCORPORATED                                                                                    2,286,920
      369,312   PHILIP MORRIS INTERNATIONAL                                                                              19,263,314
       33,188   REYNOLDS AMERICAN INCORPORATED                                                                            1,791,488
                                                                                                                         31,724,060
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.09%
      145,934   SOUTHWEST AIRLINES COMPANY                                                                                1,929,247
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 1.53%
       75,734   GENERAL DYNAMICS CORPORATION                                                                              5,846,665
       31,160   GENUINE PARTS COMPANY                                                                                     1,316,198
       46,003   HARLEY-DAVIDSON INCORPORATED                                                                              1,291,304
       35,910   ITT CORPORATION                                                                                           1,925,135
       59,446   NORTHROP GRUMMAN CORPORATION                                                                              3,897,874
       71,506   PACCAR INCORPORATED                                                                                       3,099,070
       53,526   TEXTRON INCORPORATED                                                                                      1,136,357
      183,857   UNITED TECHNOLOGIES CORPORATION                                                                          13,533,714
                                                                                                                         32,046,317
                                                                                                                    ---------------

                   96 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
TRANSPORTATION SERVICES: 0.16%
       32,704   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                $     1,826,518
       41,648   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                       1,537,644
                                                                                                                          3,364,162
                                                                                                                    ---------------
TRAVEL & RECREATION: 0.21%
       85,217   CARNIVAL CORPORATION                                                                                      3,313,237
       41,515   EXPEDIA INCORPORATED                                                                                      1,036,214
                                                                                                                          4,349,451
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.11%
       16,243   AIRGAS INCORPORATED                                                                                       1,033,380
       21,341   BROWN-FORMAN CORPORATION CLASS B                                                                          1,268,722
                                                                                                                          2,302,102
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.33%
       81,738   KIMBERLY-CLARK CORPORATION                                                                                5,139,684
       18,317   PATTERSON COMPANIES INCORPORATED                                                                            568,743
       12,087   W.W. GRAINGER INCORPORATED                                                                                1,306,846
                                                                                                                          7,015,273
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $1,980,313,596)                                                                             2,073,801,292
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 0.66%
COLLATERAL INVESTED IN OTHER ASSETS: 0.66%
$     379,141   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
                VALUE $379,141)                                                          0.01%        04/01/2010            379,141
      113,532   CALCASIEU PARISH LA+/-ss                                                 0.40         12/01/2027            113,532
      156,107   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.38         06/01/2028            156,107
    3,127,873   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $3,127,875)                   0.02         04/01/2010          3,127,873
       75,144   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.25         10/01/2038             75,144
      227,065   COOK COUNTY IL+/-ss                                                      0.25         11/01/2030            227,065
      284,342   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $284,342)                     0.03         04/01/2010            284,342
      436,532   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $436,532)                     0.01         04/01/2010            436,532
    5,638,299   GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/05/2010          2,317,341
       46,832   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.33         11/01/2042             46,832
      141,915   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28         07/01/2029            141,915
       56,766   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.30         01/01/2018             56,766
    1,895,678   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,895,679)                   0.01         04/01/2010          1,895,678
       85,149   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.30         04/15/2025             85,149
       56,766   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.34         01/01/2018             56,766
      165,899   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.33         01/01/2034            165,899
      255,448   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.34         07/01/2032            255,448
       85,149   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.32         12/15/2040             85,151
    7,192,773   VFNC CORPORATION+/-(a)(i)++                                              0.25         09/30/2010          3,884,097
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,677,512)                                                               13,790,778
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 97


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                           YIELD                            VALUE
-------------   -----------------------------------------------------------------   -------------                   ---------------
SHORT-TERM INVESTMENTS: 0.78%
MUTUAL FUNDS: 0.68%
   14,251,491   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)~(u)                         0.09%                       $    14,251,491
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
US TREASURY BILLS: 0.10%
$     500,000   US TREASURY BILL## #                                                     0.00         04/01/2010            500,000
    1,655,000   US TREASURY BILL## #                                                     0.13         08/05/2010          1,654,073
                                                                                                                          2,154,073
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,405,564)                                                                          16,405,564
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,009,396,672)*                                                     100.54%                                    2,103,997,634
OTHER ASSETS AND LIABILITIES, NET                                           (0.54)                                      (11,332,974)
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $ 2,092,664,660
                                                                           ------                                   ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(l)  Investment in an affiliate.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(##) Zero coupon security. Rate represents yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $2,054,486,886 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 378,107,231
Gross unrealized depreciation    (328,596,483)
                                -------------
Net unrealized appreciation     $  49,510,748

The accompanying notes are an integral part of these financial statements.

                   98 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                             VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 95.05%
ARGENTINA: 0.19%
        9,810   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                            $       105,946
                                                                                                                    ---------------
AUSTRALIA: 3.53%
       55,976   AMP LIMITED (INSURANCE CARRIERS)                                                                            321,554
        8,350   ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   260,061
        9,101   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                    470,108
          634   MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        27,490
       11,383   NEWCREST MINING LIMITED (METAL MINING)                                                                      342,825
       26,984   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                            211,466
       14,938   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                       381,627
                                                                                                                          2,015,131
                                                                                                                    ---------------
AUSTRIA: 0.32%
        5,239   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                            180,227
                                                                                                                    ---------------
BELGIUM: 1.01%
       39,072   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           302,387
        5,404   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                           272,213
                                                                                                                            574,600
                                                                                                                    ---------------
BRAZIL: 0.40%
       12,351   BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                             227,629
                                                                                                                    ---------------
CANADA: 6.45%
        6,312   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                                   351,389
       21,777   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                               553,571
       12,423   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                                   919,448
       11,760   ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                                  365,890
        6,404   GOLDCORP INCORPORATED (METAL MINING)                                                                        239,287
       13,348   PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                                  259,298
        5,494   POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)               655,709
        4,478   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                        331,148
                                                                                                                          3,675,740
                                                                                                                    ---------------
CHINA: 4.48%
      244,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                                  182,271
       23,974   CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                       230,654
        6,825   CHINA MOBILE LIMITED ADR (COMMUNICATIONS)                                                                   328,419
        7,560   NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)+                                                           268,153
       23,812   SINA CORPORATION (BUSINESS SERVICES)+                                                                       897,474
        7,100   TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                   142,471
       22,603   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)+                                                    503,821
                                                                                                                          2,553,263
                                                                                                                    ---------------
DENMARK: 0.35%
        2,395   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                     201,010
                                                                                                                    ---------------
FINLAND: 0.44%
       16,191   NOKIA OYJ (COMMUNICATIONS)                                                                                  252,142
                                                                                                                    ---------------
FRANCE: 6.37%
        4,017   ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        250,498
       16,385   AXA SA (INSURANCE CARRIERS)                                                                                 364,488
        5,474   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                    420,392
        6,469   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               311,050

                   Wells Fargo Advantage Master Portfolios 99


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                             VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
FRANCE (continued)
        7,744   FRANCE TELECOM SA (COMMUNICATIONS)                                                                  $       185,289
        5,473   LVMH MOET HENNESSY LOUIS VUITTON SA (HOLDING COMPANIES DIVERSIFIED)                                         639,713
        3,845   PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                                  511,899
        5,854   PUBLICIS GROUPE (BUSINESS SERVICES)                                                                         250,485
        6,051   TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        492,002
        3,544   TOTAL SA (OIL & GAS EXTRACTION)                                                                             205,733
                                                                                                                          3,631,549
                                                                                                                    ---------------
GERMANY: 9.29%
       12,511   ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 669,160
        4,375   AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                157,330
        2,858   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                            358,339
        3,931   BASF AG (OIL & GAS EXTRACTION)                                                                              243,808
        4,949   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                      334,753
       18,479   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                       869,934
        1,947   DEUTSCHE BANK AG (BANKING)                                                                                  149,973
        4,435   DEUTSCHE BOERSE AG (DIVERSIFIED FINANCIAL SERVICES)                                                         328,739
        2,030   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                170,596
       40,410   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)+                                                                                                 280,486
        9,603   KLOECKNER & COMPANY (METAL FABRICATE, HARDWARE)                                                             283,855
        4,936   LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                       227,438
        2,392   METRO AG (FOOD STORES)                                                                                      141,895
        2,457   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                          398,724
        2,315   SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                                    214,902
        2,787   SAP AG (BUSINESS SERVICES)                                                                                  134,986
        3,303   SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         330,798
                                                                                                                          5,295,716
                                                                                                                    ---------------
GREECE: 0.76%
       37,106   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 325,762
        5,359   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        107,848
                                                                                                                            433,610
                                                                                                                    ---------------
HONG KONG: 0.27%
        9,345   HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                SERVICES)                                                                                                   155,986
                                                                                                                    ---------------
IRELAND: 0.39%
       22,753   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                  223,912
                                                                                                                    ---------------
ISRAEL: 0.31%
        2,762   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                             174,227
                                                                                                                    ---------------
JAPAN: 16.68%
       21,000   ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        236,528
        8,100   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  375,152
        2,000   EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                        139,242
       31,300   ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                               616,358
      465,000   ISUZU MOTORS LIMITED (AUTOMOBILE)                                                                         1,258,370
       25,300   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    530,410
       19,100   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 629,244
       19,100   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    320,955
          500   NINTENDO COMPANY LIMITED (SOFTWARE)                                                                         167,398
       23,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                              324,003
       80,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                        315,756
       60,900   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  448,819
        2,090   ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       185,326

                   100 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                             VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
       29,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)(a)                                          $       206,721
      233,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                1,403,134
        4,900   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    326,003
        5,000   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  331,586
       78,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  402,974
       71,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    302,257
        3,900   TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                                                       156,225
        4,300   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                          415,328
        1,144   YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                                   416,656
                                                                                                                          9,508,445
                                                                                                                    ---------------
LUXEMBOURG: 0.55%
        7,133   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             313,015
                                                                                                                    ---------------
NETHERLANDS: 6.53%
       17,585   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    628,456
        5,877   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                                    206,184
       11,866   ING GROEP NV (FINANCIAL SERVICES)                                                                           118,470
       22,173   NEW WORLD RESOURCES NV (ENERGY)                                                                             260,936
       23,259   RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                                  1,105,329
       20,148   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                       609,433
       41,924   USG PEOPLE NV (BUSINESS SERVICES)                                                                           791,613
                                                                                                                          3,720,421
                                                                                                                    ---------------
NORWAY: 0.36%
       15,081   TELENOR ASA (COMMUNICATIONS)                                                                                204,524
                                                                                                                    ---------------
POLAND: 0.27%
        2,630   BANK PEKAO SA (DEPOSITORY INSTITUTIONS)                                                                     152,832
                                                                                                                    ---------------
RUSSIA: 1.24%
        5,774   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                          135,516
        3,337   LUKOIL OIL COMPANY ADR (OIL & GAS EXTRACTION)                                                               189,208
       13,375   MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                       380,118
                                                                                                                            704,842
                                                                                                                    ---------------
SINGAPORE: 0.34%
       19,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                        194,217
                                                                                                                    ---------------
SOUTH KOREA: 0.79%
          161   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               187,687
          363   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      262,437
                                                                                                                            450,124
                                                                                                                    ---------------
SPAIN: 1.80%
       18,853   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                250,564
       50,488   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         250,195
        5,020   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                  330,911
        8,185   TELEFONICA SA (COMMUNICATIONS)                                                                              193,906
                                                                                                                          1,025,576
                                                                                                                    ---------------
SWEDEN: 1.19%
        4,001   HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                                    259,933
       23,190   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                    228,830
       10,590   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  192,423
                                                                                                                            681,186
                                                                                                                    ---------------

                  Wells Fargo Advantage Master Portfolios 101


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                             VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
SWITZERLAND: 11.46%
       26,496   ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                       $       578,720
        7,713   ADECCO SA (BUSINESS SERVICES)                                                                               437,806
        7,698   COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  298,093
       13,813   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                               712,004
       19,846   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       1,016,392
       10,847   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   585,866
        4,419   ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                             716,663
        3,486   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                      1,111,526
        6,149   TRANSOCEAN LIMITED (OIL & GAS FIELD SERVICES)+                                                              531,151
        2,135   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                           547,316
                                                                                                                          6,535,537
                                                                                                                    ---------------
TAIWAN: 0.61%
       20,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  346,999
                                                                                                                    ---------------
UNITED KINGDOM: 18.67%
        9,590   ANGLO AMERICAN PLC (COAL MINING)                                                                            418,248
       40,193   ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                                   634,326
      135,615   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                                196,432
      104,732   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      572,627
       15,222   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                         263,448
       27,604   BHP BILLITON PLC (COAL MINING)                                                                              946,692
       94,484   BP PLC (OIL & GAS EXTRACTION)                                                                               893,827
       54,399   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                                 200,598
       27,445   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                297,573
       37,325   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  309,541
        6,740   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           129,435
      286,072   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         471,014
       91,918   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                 931,763
       16,392   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      256,708
        6,604   INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                      146,114
       44,017   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       227,573
       40,163   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          130,671
      242,021   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                              230,533
        4,044   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                       132,800
        4,137   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                       227,071
       15,284   RIO TINTO PLC (METAL MINING)                                                                                905,704
       20,349   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        589,800
       30,901   SAVILLS PLC (SOCIAL SERVICES)                                                                               163,185
        6,880   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                            187,666
       12,053   TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                               149,707
       90,821   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                         209,488
       29,462   WPP PLC (COMMUNICATIONS)                                                                                    305,359
       27,361   XSTRATA PLC (METAL MINING)                                                                                  518,381
                                                                                                                         10,646,284
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $46,918,294)                                                                                   54,184,690
                                                                                                                    ---------------

                                                                                                   DIVIDEND YIELD
                                                                                                   --------------
PREFERRED STOCKS: 1.67%
       12,611   FRESENIUS AG (HEALTHCARE)                                                               1.31%               952,148
TOTAL PREFERRED STOCKS (COST $690,908)                                                                                      952,148
                                                                                                                    ---------------

                   102 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                           YIELD                            VALUE
-------------   -----------------------------------------------------------------   -------------                   ---------------
SHORT-TERM INVESTMENTS: 2.09%
MUTUAL FUNDS: 2.09%
    1,193,423   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                          0.09%                      $     1,193,423
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,193,423)                                                                            1,193,423
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $48,802,625)*                                                         98.81%                                       56,330,261
OTHER ASSETS AND LIABILITIES, NET                                            1.19                                           678,385
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $    57,008,646
                                                                           ------                                   ---------------

----------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $50,876,106 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 7,902,423
Gross unrealized depreciation    (2,448,268)
                                -----------
Net unrealized appreciation     $ 5,454,155

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 103


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.17%
AUSTRALIA: 0.20%
       61,339   FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                                                   $       297,760
                                                                                                                    ---------------
BELGIUM: 1.42%
       29,353   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                         1,478,584
       19,796   UMICORE (CHEMICALS & ALLIED PRODUCTS)                                                                       691,297
                                                                                                                          2,169,881
                                                                                                                    ---------------
BRAZIL: 1.30%
        50,088   PETROLEO BRASILEIRO SA ADR CLASS A (OIL & GAS)                                                           1,982,984
                                                                                                                    ---------------
CANADA: 2.26%
       61,631   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                                3,466,127
                                                                                                                    ---------------
CHINA: 7.17%
          767   BAIDU.COM INCORPORATED ADR (BUSINESS SERVICES)+                                                             457,899
    2,531,029   CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                         2,073,265
      472,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 2,261,442
      145,657   CHINA MERCHANTS BANK COMPANY LIMITED (SECURITY & COMMODITY
                BROKERS, DEALERS, EXCHANGES & SERVICES)                                                                     393,959
      227,746   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (HOLDING &
                OTHER INVESTMENT OFFICES)                                                                                   838,914
        7,541   CTRIP.COM INTERNATIONAL LIMITED ADR (TRAVEL & RECREATION)+                                                  295,607
    1,905,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY
                INSTITUTIONS)                                                                                             1,452,503
      901,495   SANDS CHINA LIMITED (CASINO & GAMING)                                                                     1,432,778
       15,000   TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                   300,995
    1,026,350   WYNN MACAU LIMITED (CASINO & GAMING)+                                                                     1,480,519
                                                                                                                         10,987,881
                                                                                                                    ---------------
DENMARK: 1.23%
       76,726   DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                     1,887,595
                                                                                                                    ---------------
FRANCE: 12.45%
       35,384   ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                             1,957,536
       40,864   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  3,138,273
       17,517   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN
                SUPPLY & MOBILE HOME DEALERS)                                                                               842,273
       55,674   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                974,542
      283,822   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                         1,531,461
       43,461   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                   3,690,508
       38,542   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                2,424,024
        9,109   UNIBAIL (REAL ESTATE)                                                                                     1,845,461
       45,213   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                2,664,657
                                                                                                                         19,068,735
                                                                                                                    ---------------
GERMANY: 13.64%
       62,595   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                    4,233,962
       71,910   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                     3,385,301
        4,321   DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                                      320,289
      175,656   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                3,047,474
       38,288   LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                SERVICES)                                                                                                 4,568,389
       24,297   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE
                CARRIERS)                                                                                                 3,942,933
          765   RHOEN KLINIKUM AG (HEALTH SERVICES)                                                                          19,580
       15,611   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                1,383,176
                                                                                                                         20,901,104
                                                                                                                    ---------------
HONG KONG: 5.04%
      236,654   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         871,727
       76,051   BEIJING ENTERPRISES HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                 528,441

                   104 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
HONG KONG (continued)
      132,100   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             $     1,042,100
    1,405,582   GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                                    889,196
    1,194,373   HUABAO INTERNATIONAL HOLDINGS LIMITED (TOBACCO PRODUCTS)                                                  1,435,232
      412,000   LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                         2,027,034
      466,129   NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                   930,547
                                                                                                                          7,724,277
                                                                                                                    ---------------
INDIA: 2.31%
       15,043   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                                 910,454
       61,595   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                          2,630,107
                                                                                                                          3,540,561
                                                                                                                    ---------------
IRELAND: 5.40%
       56,768   ACCENTURE PLC (COMPUTER TECHNOLOGIES)                                                                     2,381,418
       58,230   COVIDIEN LIMITED (SURGICAL & MEDICAL INSTRUMENTS & APPARATUS)                                             2,927,804
      301,219   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                2,964,291
                                                                                                                          8,273,513
                                                                                                                    ---------------
ITALY: 1.58%
      649,962   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                 2,420,731
                                                                                                                    ---------------
JAPAN: 7.95%
       48,197   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                              1,435,754
        6,350   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               1,103,728
       46,600   HONDA MOTOR COMPANY LIMITED (AUTOMOBILE)                                                                  1,644,882
       14,500   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                  379,987
       83,300   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY
                INSTITUTIONS)                                                                                               436,592
      218,800   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  3,676,701
       14,950   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                STORES)                                                                                                   1,135,362
       79,660   SUZUKI MOTOR CORPORATION (AUTOMOBILE)                                                                     1,757,820
       22,700   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                SANITARY SERVICES)                                                                                          605,074
                                                                                                                         12,175,900
                                                                                                                    ---------------
NETHERLANDS: 9.91%
       35,981   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                               2,050,582
      203,129   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                                7,259,467
      379,768   ING GROEP NV (FINANCIAL SERVICES)                                                                         3,791,607
       72,705   TNT NV (TRANSPORTATION SERVICES)                                                                          2,084,766
                                                                                                                         15,186,422
                                                                                                                    ---------------
SINGAPORE: 0.98%
      241,400   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY
                INSTITUTIONS)                                                                                             1,502,980
                                                                                                                    ---------------
SPAIN: 0.72%
       16,602   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                1,094,379
                                                                                                                    ---------------
SWEDEN: 1.16%
       84,283   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                HOME DEALERS)                                                                                             1,053,450
       40,775   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                                   724,515
                                                                                                                          1,777,965
                                                                                                                    ---------------
SWITZERLAND: 10.73%
       50,111   HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   3,735,513
       85,494   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       4,378,486
       56,506   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 3,051,989
       19,156   ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                           3,106,673

                   Wells Fargo Advantage Master Portfolios 105


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
SWITZERLAND (continued)
        4,621   ROCHE HOLDINGS AG - BEARER SHARES (CHEMICALS & ALLIED
                PRODUCTS)                                                                                           $       770,897
       85,919   UBS AG (DEPOSITORY INSTITUTIONS)                                                                          1,396,673
                                                                                                                         16,440,231
                                                                                                                    ---------------
TAIWAN: 1.37%
      183,448   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR
                (SEMICONDUCTORS)                                                                                          1,924,370
      149,000   UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE
                NON-DURABLE GOODS)                                                                                          169,606
                                                                                                                          2,093,976
                                                                                                                    ---------------
TURKEY: 0.09%
       16,394   COCA-COLA ICECEK URETIM AS (BEVERAGES)                                                                      139,340
                                                                                                                    ---------------
UNITED KINGDOM: 9.71%
        8,545   CARNIVAL PLC (AMUSEMENT & RECREATION SERVICES)                                                              350,758
      270,491   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               2,744,166
       88,891   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                             2,711,329
      489,248   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                MOBILE HOME DEALERS)                                                                                      1,591,777
       80,563   NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       784,261
      178,529   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                          1,778,574
       20,824   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                            568,017
      658,481   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                       4,351,209
                                                                                                                         14,880,091
                                                                                                                    ---------------
UNITED STATES: 1.55%
       45,404   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                            2,368,273
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $130,972,643)                                                                                 150,380,706
                                                                                                                    ---------------

                                                                                        YIELD
                                                                                    -------------
SHORT-TERM INVESTMENTS: 2.18%
MUTUAL FUNDS: 2.18%
    3,339,209   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                          0.09%                            3,339,209
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,339,209)                                                                            3,339,209
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $134,311,852)*                                                       100.35%                                      153,719,915
OTHER ASSETS AND LIABILITIES, NET                                           (0.35)                                         (528,606)
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $   153,191,309
                                                                           ------                                   ---------------

----------
+    Non-income earning securities.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $142,191,901 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $20,784,270
Gross unrealized depreciation    (9,256,256)
                                -----------
Net unrealized appreciation     $11,528,014

The accompanying notes are an integral part of these financial statements.

                   106 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 97.77%
AUSTRALIA: 8.47%
        2,390   AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                              $        32,179
       12,646   ALUMINA LIMITED (METAL MINING)                                                                               20,018
        6,626   AMCOR LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                                    38,853
       11,151   AMP LIMITED (INSURANCE CARRIERS)                                                                             64,057
        2,007   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                  8,343
        3,015   ARROW ENERGY NL (OIL & GAS EXTRACTION)+                                                                      13,917
       14,918   ASCIANO GROUP (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                   25,942
          939   ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                SERVICES)                                                                                                    29,245
       13,619   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY
                INSTITUTIONS)                                                                                               316,936
        5,461   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                       31,671
        1,894   BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               17,380
       18,408   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                EXCEPT FUELS)                                                                                               736,327
        1,035   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED
                PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                                                              10,732
        9,443   BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT
                MACHINERY & TRANSPORTATION EQUIPMENT)                                                                        25,216
        3,155   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       16,242
        7,687   BRAMBLES LIMITED (BUSINESS SERVICES)                                                                         51,917
          701   CALTEX AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                                               7,275
        9,255   CFS RETAIL PROPERTY TRUST (REAL ESTATE)                                                                      15,924
        2,963   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                           30,589
          290   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             19,384
        8,424   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                    435,138
        2,417   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                    27,769
        2,534   CROWN LIMITED (EATING & DRINKING PLACES)                                                                     19,021
        3,028   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                   101,226
        7,438   CSR LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                HOME DEALERS)                                                                                                11,296
       25,191   DB RREEF TRUST (REAL ESTATE)                                                                                 18,724
          345   ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                                  5,984
       10,969   FAIRFAX MEDIA LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             18,118
        6,737   FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                               30,293
       10,365   FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                                                            50,316
        6,668   GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                                             8,750
       49,877   GPT GROUP (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                            26,318
       68,250   GPT GROUP HOLDINGS ENTITLEMENT SHARES (REAL ESTATE INVESTMENT
                TRUSTS (REITS))(a)                                                                                                0
        2,751   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                   9,139
        8,767   INCITEC PIVOT LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               27,916
       11,116   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                       39,578
        2,240   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE
                PRODUCTS)                                                                                                    14,923
          812   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL
                CONTRACTORS & OPERATIVE BUILDERS)                                                                            29,060
        3,445   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                 27,377
          633   MACQUAIRE OFFICE TRUST (HOLDING & OTHER INVESTMENT OFFICES)                                                     166
        4,045   MACQUARIE AIRPORTS GROUP (MISCELLANEOUS REPAIR SERVICES)                                                     11,470
       31,028   MACQUARIE GOODMAN GROUP (REAL ESTATE)                                                                        18,650
        1,811   MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                                                                        78,523
       11,743   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT
                OFFICES)                                                                                                     12,069
        3,964   METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                                    15,060
       14,429   MIRVAC GROUP (REAL ESTATE)                                                                                   19,530
       11,394   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   287,741
        2,599   NEWCREST MINING LIMITED (METAL MINING)                                                                       78,275
        6,997   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                  25,041
        1,957   ORICA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                  48,111
        4,780   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                 72,594
       16,176   OZ MINERALS LIMITED (METAL MINING)                                                                           16,996
        3,321   PALADIN ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                                  12,038
        5,749   QANTAS AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                               14,983

                   Wells Fargo Advantage Master Portfolios 107


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
AUSTRALIA (continued)
        5,576   QBE INSURANCE GROUP LIMITED (INSURANCE AGENTS, BROKERS &
                SERVICE)                                                                                            $       106,583
        2,371   RIO TINTO LIMITED (METAL MINING)                                                                            170,579
        4,465   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        60,067
          865   SIMS GROUP LIMITED (PRIMARY METAL INDUSTRIES)                                                                17,193
        2,009   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                   26,492
        7,216   SP AUSNET (ELECTRIC, GAS & SANITARY SERVICES)                                                                 5,993
       12,984   STOCKLAND (REAL ESTATE)                                                                                      47,540
        6,918   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                             54,215
        3,474   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   21,997
        6,639   TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                       14,987
       23,416   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                 64,248
        3,559   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                              24,233
        6,587   TRANSURBAN GROUP (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY
                PASS TRANSPORTATION)                                                                                         30,525
        5,573   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 162,576
          787   WESFARMERS LIMITED PRICE PROTECTED SHARES (PPS) (MISCELLANEOUS
                MANUFACTURING INDUSTRIES)                                                                                    23,016
       11,306   WESTFIELD GROUP (REAL ESTATE)                                                                               125,122
       16,541   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                       422,579
        2,960   WOODSIDE PETROLEUM LIMITED (PETROLEUM REFINING & RELATED
                INDUSTRIES)                                                                                                 127,392
        6,744   WOOLWORTHS LIMITED (FOOD STORES)                                                                            173,282
          849   WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                    19,828
                                                                                                                          4,822,787
                                                                                                                    ---------------
AUSTRIA: 0.30%
          998   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY
                INSTITUTIONS)                                                                                                41,921
        2,181   IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                                11,960
          816   OMV AG (OIL & GAS EXTRACTION)                                                                                30,617
          280   RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                             13,312
        1,668   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                          23,317
          399   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG
                (ELECTRIC, GAS & SANITARY SERVICES)                                                                          15,839
          608   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                                    24,595
          199   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE AGENTS,
                BROKERS & SERVICE)                                                                                           10,509
                                                                                                                            172,070
                                                                                                                    ---------------
BELGIUM: 0.92%
        2,600   ANHEUSER-BUSCH INBEV NV STRIP VVPR (FOOD & KINDRED PRODUCTS)+                                                    25
        3,926   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                           197,762
          828   BELGACOM SA (COMMUNICATIONS)                                                                                 32,342
           78   COLRUYT SA (FOOD STORES)                                                                                     19,200
          540   DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                                                  43,396
        2,741   DEXIA (DEPOSITORY INSTITUTIONS)                                                                              16,349
       11,989   FORTIS (DEPOSITORY INSTITUTIONS)                                                                             42,685
        9,100   FORTIS STRIP VVPR (DEPOSITORY INSTITUTIONS)+                                                                     25
          433   GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                              38,260
          864   KBC GROEP NV (DEPOSITORY INSTITUTIONS)                                                                       41,841
          155   MOBISTAR SA (COMMUNICATIONS)                                                                                  9,539
          170   NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                                 8,909
          323   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                      33,204
          522   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                         22,290
          589   UMICORE (CHEMICALS & ALLIED PRODUCTS)                                                                        20,569
                                                                                                                            526,396
                                                                                                                    ---------------
BERMUDA: 0.06%
           50   INDEPENDENT TANKERS CORPORATION LIMITED (CRUDE PETROLEUM &
                NATURAL GAS)+                                                                                                    40
        1,499   SEADRILL LIMITED (OIL & GAS EXTRACTION)                                                                      34,933
                                                                                                                             34,973
                                                                                                                    ---------------

                   108 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
CHINA: 0.08%
        4,098   CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                                      $         6,851
       16,000   MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF
                NONMETALLIC MINERALS, EXCEPT FUELS)+                                                                          7,398
       10,400   SANDS CHINA LIMITED (CASINO & GAMING)                                                                        16,529
        8,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER
                LODGE PLACES)                                                                                                15,703
                                                                                                                             46,481
                                                                                                                    ---------------
CYPRUS: 0.03%
        2,942   BANK OF CYPRUS PUBLIC COMPANY LIMITED (INSURANCE CARRIERS)                                                   18,597
                                                                                                                    ---------------
DENMARK: 0.93%
            7   A.P. MOLLER-MAERSK A/S CLASS A (WATER TRANSPORTATION)                                                        53,340
            3   A.P. MOLLER-MAERSK A/S CLASS B (WATER TRANSPORTATION)                                                        21,848
          612   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                      51,365
          118   COLOPLAST AS CLASS B (MEASURING, ANALYZING & CONTROLLING
                INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                12,995
        2,428   DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                        59,733
        1,150   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                         20,551
          300   H. LUNDBECK AS (CHEMICALS & ALLIED PRODUCTS)                                                                  5,655
        2,402   NOVO NORDISK AS CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                       186,388
          256   NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                      28,332
           83   TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                         10,812
          123   TRYGVESTA A/S (INSURANCE CARRIERS)                                                                            8,118
        1,148   VESTAS WIND SYSTEMS A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                    62,380
          120   WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING
                INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                8,491
                                                                                                                            530,008
                                                                                                                    ---------------
FINLAND: 1.20%
          707   ELISA OYJ (COMMUNICATIONS)                                                                                   14,581
        2,388   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                               58,411
          338   KESKO OYJ (WHOLESALE TRADE-DURABLE GOODS)                                                                    13,303
          825   KONE OYJ (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          34,097
          657   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                                   21,217
          664   NESTE OIL OYJ LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                              11,578
       20,376   NOKIA OYJ (COMMUNICATIONS)                                                                                  317,315
          550   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                                14,285
          668   OKO BANK (DEPOSITORY INSTITUTIONS)                                                                            7,507
          463   ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             10,243
          638   OUTOKUMPU OYJ (PRIMARY METAL INDUSTRIES)                                                                     14,003
          400   RAUTARUUKKI OYJ (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                                     8,644
        2,259   SAMPO OYJ (BUSINESS SERVICES)                                                                                59,924
          420   SANOMAWSOY OYJ (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     9,303
        3,160   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                     24,072
        2,830   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                    37,555
          488   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        24,717
                                                                                                                            680,755
                                                                                                                    ---------------
FRANCE: 9.80%
          787   ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                                43,539
          153   AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                                   12,597
          700   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                       11,067
        1,365   AIR LIQUIDE SA (CHEMICALS & ALLIED PRODUCTS)                                                                163,863
       12,444   ALCATEL SA (COMMUNICATIONS)                                                                                  39,346
        1,085   ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                                   67,660
          235   ATOS ORIGIN SA (BUSINESS SERVICES)                                                                           11,801
        9,237   AXA SA (INSURANCE CARRIERS)                                                                                 205,479
           71   BIOMERIEUX (HEALTH SERVICES)                                                                                  8,154
        5,207   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                    399,887

                   Wells Fargo Advantage Master Portfolios 109


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
FRANCE (continued)
        1,203   BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                          $        60,476
          251   BUREAU VERITAS SA (SOCIAL SERVICES)                                                                          13,323
          786   CAP GEMINI SA (BUSINESS SERVICES)                                                                            38,717
        3,452   CARREFOUR SA (FOOD STORES)                                                                                  166,379
          300   CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                                   25,385
          341   CHRISTIAN DIOR SA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                FABRICS & SIMILAR MATERIALS)                                                                                 36,376
          192   CNP ASSURANCES (INSURANCE CARRIERS)                                                                          18,132
        2,094   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN
                SUPPLY & MOBILE HOME DEALERS)                                                                               100,686
          743   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING,
                ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)+                                                                                                    21,079
          798   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER &
                MISCELLANEOUS PLASTICS PRODUCTS)                                                                             58,806
        5,050   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                 88,397
          336   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                          19,875
          210   EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                          10,862
        1,271   ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                    69,354
           27   ERAMET (METAL MINING)                                                                                         9,294
        1,081   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING,
                ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     69,017
          143   EURAZEO (HOLDING & OTHER INVESTMENT OFFICES)                                                                  9,933
          511   EUTELSAT COMMUNICATIONS (COMMUNICATIONS)                                                                     18,166
          120   FONCIERE DES REGIONS (REAL ESTATE)                                                                           13,217
       10,080   FRANCE TELECOM SA (COMMUNICATIONS)                                                                          241,182
        6,758   GAZ DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                           261,052
        1,715   GDF SUEZ (ENERGY)                                                                                                 2
           97   GECINA SA (REAL ESTATE)                                                                                      10,735
        2,992   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                     180,235
        2,562   GROUPE EUROTUNNEL SA (RAILROAD TRANSPORTATION)                                                               26,108
          283   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE
                FROM FABRICS & SIMILAR MATERIALS)                                                                            39,313
          126   ICADE (HOLDING & OTHER INVESTMENT OFFICES)                                                                   14,025
           84   ILIAD SA (BUSINESS SERVICES)                                                                                  8,662
          176   IMERYS SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                MOBILE HOME DEALERS)                                                                                         10,849
          131   IPSEN (CHEMICALS & ALLIED PRODUCTS)                                                                           6,397
          345   JC DECAUX SA (BUSINESS SERVICES)                                                                              9,641
          472   KLEPIERRE (REAL ESTATE)                                                                                      18,539
        1,303   L'OREAL SA (COSMETICS, PERSONAL CARE)                                                                       137,026
        1,074   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                          75,576
          611   LAGARDERE SCA (COMMUNICATIONS)                                                                               24,724
          544   LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       17,186
        1,333   LVMH MOET HENNESSY LOUIS VUITTON SA (HOLDING
                COMPANIES-DIVERSIFIED)                                                                                      155,808
          334   M6 METROPOLE TELEVISION (AMUSEMENT & RECREATION SERVICES)                                                     8,639
        4,508   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                            24,324
          166   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                                   13,266
          655   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     7,522
        1,064   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                      90,350
          788   PEUGEOT SA (AUTOMOBILE)                                                                                      23,202
          408   PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                                   54,319
          645   PUBLICIS GROUPE (BUSINESS SERVICES)                                                                          27,599
          994   RENAULT SA (AUTOMOBILE)                                                                                      46,586
          972   SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                                         25,338
        5,781   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                             430,930
        1,283   SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN
                SUPPLY & MOBILE HOME DEALERS)                                                                               150,484
          858   SCOR SE (INSURANCE CARRIERS)                                                                                 21,671
          138   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                STORES)                                                                                                      10,566
          117   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (HEAVY CONSTRUCTION
                OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                                                   8,415
        3,415   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                  214,780

                   110 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                             VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
FRANCE (continued)
          609   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                     $        11,298
          513   SODEXHO ALLIANCE SA (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                 30,660
        1,466   SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    33,740
          557   TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         45,289
          463   THALES SA (TRANSPORTATION EQUIPMENT)                                                                         18,585
       11,588   TOTAL SA (OIL & GAS EXTRACTION)                                                                             672,694
          496   UNIBAIL (REAL ESTATE)                                                                                       100,488
          312   VALLOUREC SA (PIPELINES)                                                                                     62,915
        2,149   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                     74,537
        2,405   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                    141,740
        6,686   VIVENDI SA (COMMUNICATIONS)                                                                                 178,938
                                                                                                                          5,576,802
                                                                                                                    ---------------
GERMANY: 7.24%
        1,125   ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                FABRICS & SIMILAR MATERIALS)                                                                                 60,171
        2,468   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                            309,440
        4,994   BASF AG (OIL & GAS EXTRACTION)                                                                              309,737
        4,510   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                      305,059
        1,780   BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                                       82,174
          480   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                   28,711
          441   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                   14,099
        3,858   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                     33,042
        4,903   DAIMLER AG (AUTOMOBILE)                                                                                     230,818
        3,207   DEUTSCHE BANK AG (BANKING)                                                                                  247,028
        1,048   DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                                       77,682
        1,187   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                19,688
        4,549   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                   78,921
          453   DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                               14,534
       15,406   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        208,810
       10,441   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 385,482
          190   FRAPORT AG (TRANSPORTATION SERVICES)                                                                         10,004
        1,029   FRESENIUS MEDICAL CARE AG & COMPANY (HEALTH SERVICES)                                                        58,060
          146   FRESENIUS SE (HEALTH SERVICES)                                                                               10,867
          810   GEA GROUP AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                RELATED SERVICES)                                                                                            18,774
          313   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                           15,456
          765   HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 42,673
          707   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                    32,758
          217   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                          18,236
        5,832   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                    40,480
          926   K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                         56,194
          816   LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                RELATED SERVICES)                                                                                            97,362
          567   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              47,465
          352   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                     28,526
          617   METRO AG (FOOD STORES)                                                                                       36,601
        1,074   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE
                CARRIERS)                                                                                                   174,289
           31   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                     9,821
        2,278   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  201,837
          202   SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                                     18,752
        4,666   SAP AG (BUSINESS SERVICES)                                                                                  225,995
        4,518   SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         452,481
          434   SOLARWORLD AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        6,545
          343   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                       7,570
        1,798   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                   61,817
          719   TUI AG (AMUSEMENT & RECREATION SERVICES)                                                                      8,085
          651   UNITED INTERNET AG (BUSINESS SERVICES)                                                                        9,874

                   Wells Fargo Advantage Master Portfolios 111


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
GERMANY (continued)
          159   VOLKSWAGEN AG (AUTOMOBILE)                                                                          $        15,355
           81   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                               12,078
                                                                                                                          4,123,351
                                                                                                                    ---------------
GREECE: 0.39%
        2,509   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                      23,755
          995   COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                             26,824
        1,711   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)+                                                          15,715
          580   HELLENIC PETROLEUM SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                               6,643
        1,270   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                 15,764
        3,291   MARFIN INVESTMENT GROUP SA (INVESTMENT COMPANIES)                                                             7,556
        3,263   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                         65,667
        1,160   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                    26,321
        1,568   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)+                                                                   13,702
          600   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                              10,535
          300   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                              7,942
                                                                                                                            220,424
                                                                                                                    ---------------
HONG KONG: 2.36%
        1,000   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                        9,473
        7,802   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                          28,739
       20,000   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     47,706
        6,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       12,643
        8,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  103,036
        2,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (BUILDING
                CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                                        7,741
       11,000   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                     78,630
        6,208   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      48,973
       11,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (ELECTRONIC & OTHER
                ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                               11,603
       24,000   GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                                     15,183
        4,000   HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                        21,225
       11,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                   44,344
        4,100   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             57,136
        6,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                     42,271
       21,220   HONG KONG & CHINA GAS COMPANY LIMITED
                (ELECTRIC, GAS & SANITARY SERVICES)                                                                          52,912
          400   HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED
                (TRANSPORTATION EQUIPMENT)                                                                                    5,051
        7,500   HONG KONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY
                SERVICES)                                                                                                    44,483
        6,000   HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY
                BROKERS, DEALERS, EXCHANGES & SERVICES)                                                                     100,151
        3,000   HOPEWELL HOLDINGS (REAL ESTATE)                                                                               8,887
       12,000   HUTCHISON WHAMPOA LIMITED (BUSINESS SERVICES)                                                                87,787
        3,701   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                              10,701
        3,976   KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                       21,329
       12,200   LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                            60,024
        3,500   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL
                MERCHANDISE STORES)                                                                                           6,320
        7,946   MTR CORPORATION LIMITED (RAILROAD TRANSPORTATION)                                                            30,088
       13,387   NEW WORLD DEVELOPMENT LIMITED (REAL ESTATE)                                                                  26,208
       10,800   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 23,623
        4,449   NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                     8,882
        1,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                  8,895
       18,977   PCCW LIMITED (COMMUNICATIONS)                                                                                 5,646
       10,050   SINO LAND COMPANY (REAL ESTATE)                                                                              19,701
        8,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               120,346
        4,500   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                    54,133
        2,000   TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                                                9,685
       11,606   THE LINK REIT (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                RELATED SERVICES)                                                                                            28,610

                   112 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
HONG KONG (continued)
        7,625   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                          $        42,965
        5,000   WHEELOCK & COMPANY (HOLDING & OTHER INVESTMENT OFFICES)                                                      14,747
        1,000   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              9,144
        3,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED
                PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)(a)                                                           12,123
                                                                                                                          1,341,144
                                                                                                                    ---------------
IRELAND: 0.36%
        6,409   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)(a)                                                     0
        3,798   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                             94,826
        2,565   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                          19,331
        5,517   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                   54,293
          726   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    22,553
          480   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                            13,042
                                                                                                                            204,045
                                                                                                                    ---------------
ITALY: 3.06%
        5,668   AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                  10,633
        6,353   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                             152,479
        1,402   ATLANTIA SPA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                   32,722
          528   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                      6,425
        3,355   BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                                                    9,165
       11,380   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                                16,846
        2,043   BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                     12,686
        3,318   BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)                                                                 23,080
       35,815   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                200,266
       14,304   ENI SPA (OIL & GAS EXTRACTION)                                                                              335,583
          375   EXOR SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                                 6,514
        4,103   FIAT SPA (COMMON) (TRANSPORTATION EQUIPMENT)                                                                 53,422
        2,204   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                     29,411
          322   FONDIARIA SAI SPA (INSURANCE CARRIERS)                                                                        4,845
       41,907   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                   156,079
        4,832   INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)+                                                               14,472
          367   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      4,243
          600   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING
                INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                16,046
        3,858   MEDIASET SPA (COMMUNICATIONS)                                                                                33,141
        2,578   MEDIOBANCA SPA (HOLDING & OTHER INVESTMENT OFFICES)+                                                         27,699
        1,138   MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                           6,659
        8,824   PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                       24,164
       13,596   PIRELLI & COMPANY SPA (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                              8,355
          516   PRYSMIAN SPA (COMMUNICATIONS)                                                                                10,140
        1,421   SAIPEM SPA (OIL & GAS EXTRACTION)                                                                            54,987
        7,773   SNAM RETE GAS SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                        39,396
       32,340   TELECOM ITALIA RSP SPA (COMMUNICATIONS)                                                                      36,473
       53,959   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                          77,690
        7,079   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                30,620
       89,048   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           263,097
        3,087   UNIONE DI BANCHE SCPA (DEPOSITORY INSTITUTIONS)                                                              41,653
        3,829   UNIPOL SPA (INSURANCE AGENTS, BROKERS & SERVICE)                                                              4,323
                                                                                                                          1,743,314
                                                                                                                    ---------------
JAPAN: 22.09%
        2,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    11,424
          100   ABC-MART INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                                         3,198
          300   ACOM COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                                                4,910

                   Wells Fargo Advantage Master Portfolios 113


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
          900   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                          $        22,507
        3,400   AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                            38,586
          400   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                      4,749
          500   AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                      10,541
        1,000   AIR WATER INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                         11,445
        1,000   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       29,950
        4,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     39,619
          200   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                              8,621
        5,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                   14,280
        2,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               16,772
        5,000   AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 7,060
        2,100   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            39,376
        6,000   ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         67,579
        7,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        37,662
        1,000   ASICS CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                   9,776
        2,500   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                   90,518
        2,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                              18,419
        7,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                           34,292
          400   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                   17,328
        3,300   BRIDGESTONE CORPORATION (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                           56,335
        1,100   BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   13,296
        5,800   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  268,628
          300   CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                        4,085
        1,200   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       9,229
            8   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                      60,926
        4,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 23,917
        1,000   CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         9,926
        3,600   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                89,990
        1,200   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          22,565
        1,500   CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                10,252
          300   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                4,906
        3,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                              7,252
          800   CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           12,408
        3,000   DAI NIPPON PRINTING COMPANY LIMITED (BUSINESS SERVICES)                                                      40,528
        2,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             13,755
        2,000   DAIDO STEEL COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                        8,407
        1,000   DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     9,552
        3,700   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 69,298
        1,300   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                53,188
          800   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       7,333
          400   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                       19,296
        3,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                BUILDERS)                                                                                                    33,854
        9,000   DAIWA SECURITIES GROUP INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)            47,363
            2   DENA COMPANY LIMITED (BUSINESS SERVICES)                                                                     14,804
        3,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                            12,900
        2,600   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                 77,452
          900   DENTSU INCORPORATED (BUSINESS SERVICES)                                                                      23,653
        1,100   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                        6,624
        1,900   EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                        132,100
        1,400   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                          49,941
          680   ELECTRIC POWER DEVELOPMENT COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                       22,402
          900   ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                17,723
          300   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                       9,546
        1,100   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             116,718

                   114 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
          300   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                         $        52,145
        3,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               8,183
        3,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       15,531
            3   FUJI TELEVISION NETWORK INCORPORATED (MEDIA)                                                                  4,444
        2,500   FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                           86,105
      10,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     65,462
        4,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                               16,986
        4,000   FURUKAWA ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          20,794
        2,000   GS YUASA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   13,499
        2,000   GUNMA BANK LIMITED (BUSINESS SERVICES)                                                                       11,060
          120   HAKUHODO DY HOLDINGS INCORPORATED (BUSINESS SERVICES)                                                         6,315
        6,800   HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                               31,494
        1,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                                4,225
          200   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          23,061
          400   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                  14,868
          600   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               12,964
          600   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
                CONSTRUCTION CONTRACTS)+                                                                                     14,177
          400   HITACHI HIGH-TECHNOLOGIES CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                         9,177
       24,000   HITACHI LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            89,592
        1,000   HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                            10,514
        1,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             19,189
        7,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                              15,349
        1,000   HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                          21,992
        9,000   HONDA MOTOR COMPANY LIMITED (AUTOMOBILE)                                                                    317,681
        2,200   HOYA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   60,454
          700   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   24,110
          100   IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                         7,573
            5   INPEX HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                           36,688
        1,960   ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                    21,070
        7,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                12,804
        6,000   ISUZU MOTORS LIMITED (AUTOMOBILE)                                                                            16,237
          300   ITO EN LIMITED (EATING & DRINKING PLACES)                                                                     4,643
        8,000   ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                           70,082
          200   ITOCHU TECHNO-SCIENCE CORPORATION (BUSINESS SERVICES)                                                         6,568
        2,800   J FRONT RETAILING COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                       16,472
          200   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                    5,252
          200   JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                   10,140
            3   JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE)                                                       6,678
            3   JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE)                                                       25,575
            8   JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE)                                                        9,413
        2,000   JAPAN STEEL WORKS (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   22,912
           25   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                                93,058
        2,700   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                        108,734
        1,000   JGC CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                            17,841
        4,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  17,841
        1,300   JS GROUP CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     26,462
        1,000   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                20,890
        1,000   JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                                 11,809
           13   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                                  15,018
        5,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          12,247
        2,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                           16,087
        2,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             12,964
        4,200   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               96,228
        1,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    8,151
        2,900   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                73,516

                   Wells Fargo Advantage Master Portfolios 115


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
        8,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                          $        22,077
        4,000   KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                         15,959
           16   KDDI CORPORATION (COMMUNICATIONS)                                                                            82,832
        3,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                    24,644
        3,000   KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                   20,248
        2,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                            12,172
          200   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   47,791
        1,000   KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                               11,702
        1,000   KINDEN CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                          8,760
        9,000   KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                               28,014
        5,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                      73,751
       13,000   KOBE STEEL LIMITED (PRIMARY METAL INDUSTRIES)+                                                               27,950
        1,000   KOITO MANUFACTURING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               14,847
        5,100   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    106,921
          500   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   9,643
        2,500   KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            29,174
        6,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  54,680
        2,000   KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                              26,912
          600   KURITA WATER INDUSTRIES LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                          16,975
          900   KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   87,699
        2,000   KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              20,644
        2,100   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               45,711
          400   LAWSON INCORPORATED (FOOD STORES)                                                                            17,071
          200   MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          11,509
          600   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  19,767
        9,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                     55,931
        1,100   MARUI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                            7,977
          200   MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                                        4,056
          600   MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                       4,287
       10,700   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      163,665
        2,000   MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                DEALERS)                                                                                                     25,243
        8,000   MAZDA MOTOR CORPORATION (AUTOMOBILE)                                                                         22,505
          400   MCDONALD'S HOLDINGS COMPANY LIMITED (FOOD STORES)                                                             8,121
          700   MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                   8,289
          400   MEIJI HOLDINGS COMPANY LIMITED (PHARMACEUTICALS)+                                                            15,531
        3,900   MILLEA HOLDINGS INCORPORATED (INSURANCE AGENTS, BROKERS & SERVICE)                                          109,837
        2,000   MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   12,172
        6,500   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                       33,234
        6,900   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                  180,821
       11,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    101,070
        7,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                             114,558
        2,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                   12,044
       17,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 70,371
        1,000   MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                12,429
        6,000   MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                  17,264
       19,000   MITSUBISHI MOTORS CORPORATION (AUTOMOBILE)+                                                                  25,810
       69,170   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       362,534
          300   MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                               10,910
        9,400   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    157,957
        5,000   MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                  15,135
        4,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                  9,969
        5,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                 84,875
        3,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                       8,985
        6,000   MITSUI OSK LINES LIMITED (WATER TRANSPORTATION)                                                              43,063

                  116 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO


    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
        3,061   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE CARRIERS)                          $        84,964
        5,000   MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                 18,772
          400   MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                           8,754
       74,500   MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                               147,422
        8,000   MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                              8,044
        1,200   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       68,157
        1,000   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                          9,744
       14,000   NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            42,079
        1,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   20,398
        1,000   NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    13,584
        1,000   NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                         9,177
          600   NIDEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   64,306
        1,700   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     37,113
          500   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  167,398
            3   NIPPON BUILDING FUND INCORPORATED (REAL ESTATE)                                                              25,832
        2,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                               28,174
        5,000   NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                                     21,500
        1,000   NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                   12,654
        5,000   NIPPON MINING HOLDINGS INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)(a)                             23,818
        7,000   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)(a)                                          33,346
          500   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                    12,862
        3,000   NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                DEALERS)                                                                                                      8,857
       28,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                         109,916
        2,800   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                   118,002
        8,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                         31,576
        4,000   NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)(a)                                                  25,662
        4,000   NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     11,809
        1,000   NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             13,991
       13,400   NISSAN MOTOR COMPANY LIMITED (AUTOMOBILE)                                                                   114,808
          100   NISSHA PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    3,904
        1,000   NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  12,910
        4,000   NISSHIN STEEL COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 8,343
        1,000   NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                    10,354
          400   NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               13,456
          200   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      15,189
          900   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        34,945
          600   NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                    9,030
       20,100   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  148,132
          500   NOMURA REAL ESTATE HOLDING INCORPORATED (REAL ESTATE)                                                         7,712
            2   NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE)                                                                 11,231
          500   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   11,392
        3,000   NSK LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                         23,682
        3,000   NTN CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     13,542
            7   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   23,323
           84   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                    127,945
            6   NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                               5,070
        4,000   OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        17,756
           40   OBIC COMPANY LIMITED (BUSINESS SERVICES)                                                                      7,265
        4,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                            33,287
        5,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                          21,927
        1,200   OLYMPUS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     38,507
        1,100   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   25,532
          500   ONO PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                                         22,248
          200   ORACLE CORPORATION JAPAN (BUSINESS SERVICES)                                                                  9,274

                   Wells Fargo Advantage Master Portfolios 117


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
          300   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                     $        20,922
          560   ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                        49,657
       11,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                39,416
          100   OTSUKA CORPORATION (BUSINESS SERVICES)                                                                        6,354
           38   RAKUTEN INCORPORATED (BUSINESS SERVICES)                                                                     27,477
        2,600   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                       32,872
        4,000   RICOH COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               62,467
          200   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       10,504
          600   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   44,796
          300   SANKYO COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                                     14,841
          400   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          12,006
       10,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                     16,045
        1,500   SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                6,851
        1,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                           5,220
           87   SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                               17,169
        1,200   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   52,498
        1,100   SEGA SAMMY HOLDINGS INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    13,319
          700   SEIKO EPSON CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             10,872
        3,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            20,344
        3,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       29,971
        2,900   SENSHU IKEDA HOLDINGS INCORPORATED (BANKING)+                                                                 5,273
        4,220   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                            101,968
            3   SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  6,033
        5,200   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   65,021
        1,000   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              28,335
        2,000   SHIMADZU CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     16,023
          400   SHIMANO INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                17,692
          100   SHIMANURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        8,857
        3,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         12,515
        2,300   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            133,586
          300   SHINKO ELECTRIC INDUSTRIES (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                    4,640
        3,000   SHINKO SECURITIES COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                        9,498
        5,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                6,043
        1,600   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     30,429
        1,900   SHISEIDO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                       41,256
        3,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              26,153
        8,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                 18,055
        1,000   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                  6,760
          300   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     40,721
        4,100   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                   100,998
        6,400   SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                           12,391
        5,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)(a)                                                   35,642
        5,500   SONY CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  210,611
            5   SONY FINANCIAL HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                    16,419
          300   SQUARE ENIX COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 6,559
          800   STANLEY ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          15,514
          600   SUMCO CORPORATION (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                          12,759
        9,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              43,994
        6,100   SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                                  70,141
        4,100   SUMITOMO ELECTRIC INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   50,258
        3,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   18,066
       18,000   SUMITOMO METAL INDUSTRIES LIMITED (PRIMARY METAL INDUSTRIES)                                                 54,487
        3,000   SUMITOMO METAL MINING COMPANY LIMITED (METAL MINING)                                                         44,636
        7,000   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                           231,362
        2,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                  38,058
          900   SUMITOMO RUBBER INDUSTRIES (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                         7,932

                   118 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
        8,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                  $        46,893
        1,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 8,942
          400   SUZUKEN COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                  14,098
        1,900   SUZUKI MOTOR CORPORATION (AUTOMOBILE)                                                                        41,926
        1,500   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                               35,506
        4,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          5,733
        5,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          11,017
        1,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                                      18,184
        2,000   TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                 19,553
        2,000   TAKASHIMAYA COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                     16,430
        4,100   TAKEDA PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                                     180,463
        1,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 14,119
          700   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     46,572
        5,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                       16,793
          900   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             47,941
        1,000   THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           13,499
        1,500   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          29,811
        2,000   THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         11,381
        3,000   THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         12,675
        1,000   THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                9,509
          600   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 13,092
          200   TOA MEDICAL ELECTRONICS COMPANY (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             11,723
        5,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                       27,757
          600   TOHO COMPANY LIMITED TOKYO (AMUSEMENT & RECREATION SERVICES)                                                  9,665
        3,000   TOHO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                 16,365
        2,300   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               48,613
        2,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           11,081
        6,600   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               175,925
        1,000   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   66,317
       13,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                57,290
          500   TOKYO STEEL MANUFACTURING COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                          6,263
        2,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                          7,188
        6,000   TOKYU CORPORATION (RAILROAD TRANSPORTATION)                                                                  25,094
        2,000   TOKYU LAND CORPORATION (REAL ESTATE)                                                                          7,637
        2,000   TONENGENERAL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)                                             16,879
        3,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   27,083
        7,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                        40,881
       22,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                  113,659
        3,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               7,637
        2,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                13,627
          800   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          14,171
        1,000   TOYO SUISAN KAISHA LIMITED (FOOD STORES)                                                                     25,864
          400   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      11,214
          300   TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                         5,763
        1,000   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                     28,559
       16,100   TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                                                       644,930
        1,100   TOYOTA TSUSHO CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                    17,249
          600   TREND MICRO INCORPORATED (BUSINESS SERVICES)                                                                 20,922
          300   TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                                               8,712
        5,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                   12,836
          200   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                           19,318
        1,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                    8,268
          600   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             10,179
          120   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                          8,151
            9   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                         30,998
           79   YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                                    28,773

                   Wells Fargo Advantage Master Portfolios 119


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
          500   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                             $        13,488
          470   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                34,688
        1,000   YAMAGUCHI FINANCIAL GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                               10,942
          800   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          10,328
        1,100   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      16,484
        2,200   YAMATO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                 30,921
          200   YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                       6,642
        1,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    12,376
        1,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                        9,145
        1,200   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       10,448
                                                                                                                         12,574,335
                                                                                                                    ---------------
LUXEMBOURG: 0.59%
        4,671   ARCELORMITTAL (IRON, STEEL)                                                                                 204,976
          414   MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)                                                          37,039
        1,519   SES FDR (BUSINESS SERVICES)                                                                                  38,355
        2,539   TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                        54,800
                                                                                                                            335,170
                                                                                                                    ---------------
NETHERLANDS: 2.75%
        8,397   AEGON NV (INSURANCE CARRIERS)                                                                                57,501
        1,246   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                  71,010
        2,319   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     82,877
          344   BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                13,184
          276   CORIO NV (REAL ESTATE)                                                                                       18,428
        2,186   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (AEROSPACE, DEFENSE)                                             43,978
          359   FUGRO NV (OIL & GAS EXTRACTION)                                                                              23,464
          599   HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                                26,646
        1,317   HEINEKEN NV (FOOD & KINDRED PRODUCTS)                                                                        67,684
       19,805   ING GROEP NV (FINANCIAL SERVICES)                                                                           197,733
        6,408   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                           85,425
          828   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                             36,922
        5,291   KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                  169,653
          163   KONINKLIJKE VOPAK NV (TRANSPORTATION SERVICES)                                                               12,837
        1,258   QIAGEN NV (HEALTH SERVICES)+                                                                                 28,970
          527   RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                                     25,044
        3,884   REED ELSEVIER NV (HOLDING & OTHER INVESTMENT OFFICES)                                                        47,203
        9,091   ROYAL KPN NV (COMMUNICATIONS)                                                                               144,030
          884   SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    17,689
        3,716   STMICROELECTRONICS (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                         36,990
        1,995   TNT NV (TRANSPORTATION SERVICES)                                                                             57,205
        8,919   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                       269,780
        1,514   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 32,831
                                                                                                                          1,567,084
                                                                                                                    ---------------
NEW ZEALAND: 0.12%
        7,944   AUCKLAND INTERNATIONAL AIRPORT LIMITED (TRANSPORTATION BY AIR)                                               10,947
        1,646   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                                   7,483
        3,196   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                18,957
          885   NUFARM LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                  6,684
        2,983   SKY CITY ENTERTAINMENT GROUP LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                     6,823
       10,406   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                  16,040
                                                                                                                             66,934
                                                                                                                    ---------------

                   120 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
NORWAY: 0.66%
        4,861   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                               $        55,536
        3,558   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                       27,120
        4,141   ORKLA ASA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                           36,615
        1,724   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                          8,064
        6,102   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       141,277
        4,493   TELENOR ASA (COMMUNICATIONS)                                                                                 60,933
        1,000   YARA INTERNATIONAL ASA (CHEMICALS & ALLIED PRODUCTS)                                                         43,411
                                                                                                                            372,956
                                                                                                                    ---------------
PORTUGAL: 0.25%
       12,164   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                       13,538
        2,721   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                            14,700
          932   BRISA-AUTO ESTRADAS DE PORTUGAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)            7,905
        1,220   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       9,219
        9,467   ENERGIAS DE PORTUGAL SA (ELECTRIC, GAS & SANITARY SERVICES)                                                  37,631
          799   GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                                                  13,878
        1,142   JERONIMO MARTINS (FOOD & KINDRED PRODUCTS)                                                                   11,568
        3,172   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                    35,465
                                                                                                                            143,904
                                                                                                                    ---------------
SINGAPORE: 1.41%
        8,000   ASCENDAS REIT (REAL ESTATE)                                                                                  10,980
       14,000   CAPITALAND LIMITED (REAL ESTATE)                                                                             39,730
       11,670   CAPITAMALL TRUST (REAL ESTATE)                                                                               14,765
        7,000   CAPITAMALLS ASIA LIMITED (REAL ESTATE)                                                                       11,308
        3,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                      22,731
       10,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                  11,151
        7,000   COSCO CORPORATION SINGAPORE LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                      6,205
        9,500   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                         97,109
        5,000   FRASER & NEAVE LIMITED (HEALTH SERVICES)                                                                     17,156
       34,672   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                        14,375
        1,122   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             23,564
           40   K-REIT ASIA (REAL ESTATE)                                                                                        31
        7,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                               45,634
        5,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                           7,184
        6,590   OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                           12,201
       14,130   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                        87,975
        4,980   SEMBCORP INDUSTRIES LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                14,702
        5,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                           14,976
        2,600   SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)                                                           28,250
        5,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                               27,342
        9,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  24,576
        7,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (ENGINEERING, ACCOUNTING,
                RESEARCH MANAGEMENT & RELATED SERVICES)                                                                      15,962
       43,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                        97,437
        4,000   STARHUB LIMITED (COMMUNICATIONS)                                                                              6,548
        7,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       96,172
        3,000   UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                                    8,363
        7,000   WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                       33,525
        9,000   YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            7,463
                                                                                                                            797,415
                                                                                                                    ---------------
SOUTH AFRICA: 0.07%
          490   RANDGOLD RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                        37,290
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 121


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
SPAIN: 3.80%
        1,533   ABERTIS INFRAESTRUCTURAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)         $        29,505
          132   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   14,639
          724   ACERINOX SA (PRIMARY METAL INDUSTRIES)                                                                       14,252
          770   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (RAILROAD TRANSPORTATION)                                         35,526
       19,358   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                264,858
        4,664   BANCO DE SABADE (DEPOSITORY INSTITUTIONS)                                                                    25,752
        1,104   BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)+                                                               7,038
        4,650   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                           34,229
       45,146   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                600,008
        1,471   BANKINTER SA (DEPOSITORY INSTITUTIONS)                                                                       12,239
        2,363   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA
                (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                              22,979
        4,355   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          21,581
        1,131   EDP RENOVAVEIS SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)+                                                                                          8,837
          928   ENAGAS (ELECTRIC, GAS & SANITARY SERVICES)                                                                   20,336
          197   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                CONSTRUCTION CONTRACTS)                                                                                       7,212
          945   GAMESA CORPORATION TECNOLOGICA SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       12,955
        1,254   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                       23,153
          511   GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                                    8,020
          662   GRIFOLS SA (CHEMICALS & ALLIED PRODUCTS)                                                                      9,889
        4,378   IBERDROLA RENOVABLES (ELECTRIC UTILITIES)                                                                    18,183
       20,013   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            169,617
        2,472   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                     8,641
          510   INDRA SISTEMAS SA (BUSINESS SERVICES)                                                                        10,456
        1,173   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                   77,322
        3,791   MAPFRE SA (INSURANCE CARRIERS)                                                                               13,907
          589   RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                                  31,611
        3,944   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                         93,382
          473   SACYR VALLEHERMOSO SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                         4,173
       23,236   TELEFONICA SA (COMMUNICATIONS)                                                                              550,470
          690   ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     11,957
                                                                                                                          2,162,727
                                                                                                                    ---------------
SWEDEN: 2.69%
        1,768   ALFA LAVAL AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       26,028
        1,687   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                                    33,013
        3,604   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              55,902
        2,122   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              29,741
        1,304   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   29,798
        1,192   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 28,576
        2,780   HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                                    180,608
          331   HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                                   8,916
        2,110   HUSQVARNA AB B SHARES (COMMUNICATIONS)                                                                       15,341
        2,400   INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                             46,035
        1,175   KINNEVIK INVESTMENT AB (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         21,643
        1,153   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                   9,765
       17,856   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                    176,196
          600   RATOS AB B SHARES (HOLDING & OTHER INVESTMENT OFFICES)                                                       19,901
        5,422   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                               67,769
        1,692   SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                 26,760
        1,707   SECURITAS AB (BUSINESS SERVICES)                                                                             18,203
        8,238   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                           52,630
        2,340   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   42,518
        2,140   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      38,025
          992   SSAB SVENSKT STAL AB CLASS A (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                                    17,833

                   122 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
SWEDEN (continued)
          475   SSAB SVENSKT STAL AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)+                                                                          $         7,710
        3,077   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                       43,381
        2,614   SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                              76,603
        3,300   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                        33,866
        1,625   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                          38,844
        1,695   TELE2 AB (COMMUNICATIONS)                                                                                    28,287
       17,587   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    185,355
       12,411   TELIASONERA AB (COMMUNICATIONS)                                                                              88,090
        2,400   VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                                  23,765
        5,795   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                  58,306
                                                                                                                          1,529,408
                                                                                                                    ---------------
SWITZERLAND: 7.69%
       11,997   ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                               262,036
          555   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                              25,250
          660   ADECCO SA (BUSINESS SERVICES)                                                                                37,463
          420   ARYZTA AG (CONSUMER STAPLES)                                                                                 18,403
          259   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                     22,967
           83   BKW FMB ENERGIE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                        6,168
        2,809   COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  108,774
        6,119   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                               315,409
          211   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                               37,761
           41   GIVAUDAN SA (CHEMICALS & ALLIED PRODUCTS)                                                                    35,968
        1,321   HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      98,474
        1,093   JULIUS BAER GROUP LIMITED (BANKING)                                                                          39,650
        1,093   JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                             13,424
          294   KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                    29,751
            1   LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                               27,077
            5   LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE) (FOOD & KINDRED PRODUCTS)                                   11,831
          943   LOGITECH INTERNATIONAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)+                                                                                  15,517
          236   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                 19,249
       19,013   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                         973,731
          644   NOBEL BIOCARE HOLDING AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            17,224
       11,577   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   625,294
          140   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                      11,884
          240   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             29,818
        3,854   ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                             625,032
          253   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     22,267
          111   SCHINDLER HOLDING SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 9,643
           29   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                   39,991
           41   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             10,207
          224   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                 13,320
          166   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                         52,930
          154   SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                      20,229
        1,857   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                       91,406
          125   SWISSCOM AG (COMMUNICATIONS)                                                                                 45,618
          515   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                   143,012
       19,347   UBS AG (DEPOSITORY INSTITUTIONS)                                                                            314,499
          801   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                           205,340
                                                                                                                          4,376,617
                                                                                                                    ---------------
UNITED KINGDOM: 20.38%
        4,985   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            22,029
          962   ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                                                       19,270
        1,725   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    20,915

                   Wells Fargo Advantage Master Portfolios 123


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
UNITED KINGDOM (continued)
        7,158   ANGLO AMERICAN PLC (COAL MINING)                                                                    $       312,181
        2,147   ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                                    33,884
        1,939   ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                       28,792
        7,965   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                               355,233
        1,175   AUTONOMY CORPORATION PLC (BUSINESS SERVICES)+                                                                32,505
       15,059   AVIVA PLC (INSURANCE CARRIERS)                                                                               88,049
       19,270   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     108,576
        3,541   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          15,701
       62,944   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      344,149
       18,520   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                         320,527
       12,120   BHP BILLITON PLC (COAL MINING)                                                                              415,661
      102,860   BP PLC (OIL & GAS EXTRACTION)                                                                               973,065
        2,991   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                                  11,029
       10,966   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                             377,998
        4,539   BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                       33,138
        6,126   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                                55,963
       41,747   BT GROUP PLC (COMMUNICATIONS)                                                                                78,492
        1,712   BUNZL PLC (BUSINESS SERVICES)                                                                                18,731
        2,246   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 24,352
        7,389   CAIRN ENERGY PLC (ENERGY)+                                                                                   46,757
        3,342   CAPITA GROUP PLC (BUSINESS SERVICES)                                                                         38,366
          908   CARNIVAL PLC (AMUSEMENT & RECREATION SERVICES)                                                               37,272
          128   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(a)                                                               0
       27,925   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                            124,544
        5,924   COBHAM PLC (TRANSPORTATION EQUIPMENT)                                                                        23,103
        9,950   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                  79,421
       13,607   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                        228,374
        1,890   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                           10,715
        1,331   EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                                                        24,076
        2,498   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                     13,609
          928   FRESNILLO PLC (MATERIALS)                                                                                    11,942
        6,900   G4S PLC (SOCIAL SERVICES)                                                                                    27,381
       28,478   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           546,890
        3,693   HAMMERSON PLC (REAL ESTATE)                                                                                  22,047
        4,544   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                               18,687
       95,440   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                 967,465
        2,686   ICAP PLC (BUSINESS SERVICES)                                                                                 15,236
        5,531   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                               168,705
        2,284   INMARSAT PLC (COMMUNICATIONS)                                                                                26,203
        1,332   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       20,860
        8,168   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                  39,527
        4,385   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        22,671
        2,179   INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            17,823
        6,440   J SAINSBURY PLC (FOOD STORES)                                                                                32,015
        1,169   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                            30,973
        1,164   KAZAKHMYS PLC (METAL MINING)                                                                                 26,972
       12,851   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           41,811
        4,115   LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                      42,338
       31,457   LEGAL & GENERAL GROUP PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                              42,032
        2,675   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                      20,439
      207,493   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                              197,644
          772   LONDON STOCK EXCHANGE GROUP PLC (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 8,324
          799   LONMIN PLC (METAL MINING)                                                                                    24,710
        9,184   MAN GROUP PLC (BUSINESS SERVICES)                                                                            33,657
        8,474   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                       47,592
       13,265   NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       129,132

                   124 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
UNITED KINGDOM (continued)
        1,065   NEW CARPHONE WAREHOUSE (RETAIL, CONSUMER ELECTRONIC PRODUCTS)                                       $         2,578
        1,073   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                        35,236
       28,717   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                          53,383
        4,357   PEARSON PLC (COMMUNICATIONS)                                                                                 68,498
        1,074   PETROFAC LIMITED (OIL & GAS EXTRACTION)                                                                      19,590
       13,782   PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                         114,505
        3,313   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                       181,844
        6,517   REED ELSEVIER PLC (COMMUNICATIONS)                                                                           51,970
       13,673   RESOLUTION LIMITED (INVESTMENT COMPANIES)                                                                    17,004
        4,544   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           20,197
        7,531   RIO TINTO PLC (METAL MINING)                                                                                446,275
        9,965   ROLLS ROYCE GROUP PLC (TRANSPORTATION EQUIPMENT)                                                             90,051
       90,747   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                   60,592
       19,569   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        566,505
       14,804   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                        407,853
        5,139   SABMILLER PLC (EATING & DRINKING PLACES)                                                                    150,666
        7,140   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      25,906
          637   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           13,601
        4,955   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                           82,786
        3,807   SEGRO PLC (REAL ESTATE)                                                                                      18,464
        2,667   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   24,323
        1,226   SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         22,232
        3,013   SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                  66,480
        4,819   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                             48,009
        2,088   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           35,995
       10,999   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                            300,020
       12,172   STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                      36,997
        2,131   TALKTALK TELECOM GROUP PLC (COMMUNICATIONS)                                                                   4,172
       43,172   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                         285,278
        4,491   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                              18,387
        4,572   TOMKINS PLC (BUSINESS SERVICES)                                                                              16,374
        2,895   TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                          13,245
        4,816   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                        91,353
        7,041   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                      206,749
        3,710   UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                               31,471
          714   VEDANTA RESOURCES PLC (PRIMARY METAL INDUSTRIES)                                                             30,078
      288,575   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                         665,627
          911   WHITBREAD PLC (EATING & DRINKING PLACES)                                                                     20,377
       11,394   WILLIAM MORRISON SUPERMARKETS PLC (FOOD STORES)                                                              50,747
        1,523   WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                                                 36,794
        6,738   WPP PLC (COMMUNICATIONS)                                                                                     69,836
       10,373   XSTRATA PLC (METAL MINING)                                                                                  196,527
                                                                                                                         11,598,128
                                                                                                                    ---------------
UNITED STATES: 0.07%
            7   CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                                28
            1   NYSE EURONEXT INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         30
          319   SYNTHES INCORPORATED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+              39,814
                                                                                                                             39,872
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $53,322,369)                                                                                   55,642,987
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 125


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

                                                                                                      EXPIRATION
    SHARES      SECURITY NAME                                                                            DATE            VALUE
-------------   ---------------------------------------------------------------------------------   -------------   ---------------
RIGHTS: 0.00%
          724   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)+                                             04/09/2010    $           450
TOTAL RIGHTS (COST $0)                                                                                                          450
                                                                                                                    ---------------
WARRANTS: 0.00%
        2,828   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURE SERVICES)+                                 07/23/2012                253
TOTAL WARRANTS (COST $0)                                                                                                        253
                                                                                                                    ---------------

                                                                                       DIVIDEND
                                                                                         YIELD
                                                                                    -------------
PREFERRED STOCKS: 0.34%
          270   BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                   1.17%                                9,556
          439   FRESENIUS AG (HEALTHCARE)                                                1.31                                33,145
          956   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                1.32                                51,468
          476   PORSCHE AG (AUTO & TRUCKS)                                               0.11                                29,050
          202   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                               6.26                                16,613
          565   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                 2.36                                51,816
TOTAL PREFERRED STOCKS (COST $156,253)                                                                                      191,648
                                                                                                                    ---------------

                                                                                        YIELD
                                                                                    -------------
SHORT-TERM INVESTMENTS: 0.90%
MUTUAL FUNDS: 0.90%
      511,273   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                          0.09                               511,273
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $511,273)                                                                                511,273
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $53,989,895)*                                                         99.01%                                       56,346,611
OTHER ASSETS AND LIABILITIES, NET                                            0.99                                           565,935
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $    56,912,546
                                                                           ------                                   ---------------

----------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $54,833,764 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 9,144,274
Gross unrealized depreciation    (7,631,427)
                                -----------
Net unrealized appreciation     $ 1,512,847

The accompanying notes are an integral part of these financial statements.

                   126 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 95.11%
AUSTRALIA: 6.19%
      187,200   AMCOR LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              $     1,097,702
      600,118   AWB LIMITED (AGRICULTURAL SERVICES)                                                                         525,917
      404,900   BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          1,081,229
      755,171   CHALLENGER FINANCIAL SERVICES GROUP LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                          2,910,527
      340,400   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                      2,361,503
    1,718,600   GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                                         2,255,215
       29,469   MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     1,277,745
      500,681   METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                                 1,902,123
      570,994   MINCOR RESOURCES NL (METAL MINING)                                                                        1,053,185
      368,800   SALLY MALAY MINING LIMITED (METAL MINING)                                                                   812,230
      153,900   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                          1,206,073
      210,400   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                1,332,208
      527,300   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              1,446,792
                                                                                                                         19,262,449
                                                                                                                    ---------------
AUSTRIA: 0.95%
       32,300   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                  1,356,769
       39,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   1,589,763
                                                                                                                          2,946,532
                                                                                                                    ---------------
BELGIUM: 2.25%
       39,400   DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                                               3,166,330
       53,300   KBC GROEP NV (DEPOSITORY INSTITUTIONS)                                                                    2,581,190
       37,000   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                       1,237,358
                                                                                                                          6,984,878
                                                                                                                    ---------------
DENMARK: 0.92%
       45,600   DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                     1,121,840
       93,000   H. LUNDBECK AS (CHEMICALS & ALLIED PRODUCTS)                                                              1,753,093
                                                                                                                          2,874,933
                                                                                                                    ---------------
FINLAND: 1.40%
      156,300   NOKIA OYJ (COMMUNICATIONS)                                                                                2,434,060
       82,700   TIETOENATOR OYJ (BUSINESS SERVICES)                                                                       1,914,517
                                                                                                                          4,348,577
                                                                                                                    ---------------
FRANCE: 9.92%
       54,000   AXA SA (INSURANCE CARRIERS)                                                                               1,201,242
       20,800   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  1,597,398
       31,998   CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                                2,707,615
       74,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                              1,307,581
       86,100   FRANCE TELECOM SA (COMMUNICATIONS)                                                                        2,060,095
       31,800   LAGARDERE SCA (COMMUNICATIONS)                                                                            1,286,803
       36,000   RALLYE SA (FOOD STORES)+                                                                                  1,328,149
       74,500   SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                                      1,942,033
       79,700   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           5,941,029
      105,400   SCOR REGROUPE (INSURANCE CARRIERS)                                                                        2,662,105
        4,300   SCOR SE (INSURANCE CARRIERS)                                                                                108,275
       17,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                1,106,917
       32,500   THALES SA (TRANSPORTATION EQUIPMENT)                                                                      1,304,593
       48,200   TOTAL SA (OIL & GAS EXTRACTION)                                                                           2,798,056
      130,400   VIVENDI SA (COMMUNICATIONS)                                                                               3,489,913
                                                                                                                         30,841,804
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 127


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
GERMANY: 8.95%
       33,100   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                    $     4,150,107
       69,900   BASF AG (OIL & GAS EXTRACTION)                                                                            4,335,329
       20,100   DEUTSCHE BANK AG (BANKING)                                                                                1,548,255
       77,800   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                             1,290,390
      114,700   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               4,234,728
       31,000   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                        1,530,773
       22,800   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                        3,699,999
       25,900   NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    1,334,732
       25,900   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                2,294,809
       78,400   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                2,695,455
        6,754   VOSSLOH AG (TRANSPORTATION EQUIPMENT)                                                                       721,209
                                                                                                                         27,835,786
                                                                                                                    ---------------
HONG KONG: 2.28%
    2,260,000   CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                                 2,407,213
      993,000   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              2,172,043
    1,000,000   UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                            2,503,783
                                                                                                                          7,083,039
                                                                                                                    ---------------
IRELAND: 0.34%
       79,300   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                            128,314
      225,000   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                               486,234
      111,500   IRISH LIFE & PERMAMENT GROUP HOLDINGS PLC (DIVERSIFIED FINANCIAL SERVICES, MORTGAGE,
                SAVING, INVESTMENTS & PENSION PRODUCTS)                                                                     443,209
                                                                                                                          1,057,757
                                                                                                                    ---------------
ITALY: 2.63%
      141,055   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              1,169,768
      688,400   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                              3,849,321
      135,200   ENI SPA (OIL & GAS EXTRACTION)                                                                            3,171,900
                                                                                                                          8,190,989
                                                                                                                    ---------------
JAPAN: 20.09%
      203,200   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           2,030,044
       85,600   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                3,099,326
      266,000   CENTRAL GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    1,314,494
      208,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              1,243,684
      169,600   COMSYS HOLDINGS CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)             1,641,758
      161,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                            389,197
       90,000   CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,395,871
       73,600   EDION CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                  758,122
       63,300   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                1,560,664
      378,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                            1,605,156
       57,700   HITACHI CAPITAL CORPORATION (BUSINESS SERVICES)                                                             821,464
      214,000   ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                        1,874,703
       40,300   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                      1,622,949
       52,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            337,063
          500   KDDI CORPORATION (COMMUNICATIONS)                                                                         2,588,512
       23,900   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 460,923
       98,000   KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      1,417,221
      148,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                       1,206,289
      516,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  3,206,717
       52,200   MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                1,591,293
       64,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                1,679,805
       97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  1,629,982
    1,831,300   MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                             3,623,815

                   128 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
      131,300   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                $     1,279,434
      213,000   NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                                    915,884
      406,500   NIPPON MINING HOLDINGS INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)(a)                          1,936,430
      303,300   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)(a)                                       1,444,819
       14,200   NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED (BUSINESS SERVICES)                                               170,570
       74,600   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                 3,143,908
      168,000   NISSAN SHATAI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  1,340,550
        1,000   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                  1,523,158
       40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                1,018,719
      384,000   SANWA SHUTTER CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        1,281,506
      678,000   SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                        1,312,632
      267,100   SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                               3,071,264
       42,500   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                         1,404,696
       68,700   TAKEDA PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                                   3,023,858
       64,200   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   273,308
       62,000   THE KEIYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            299,091
      234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                  926,088
       28,000   TSURUHA HOLDINGS INCORPORATED (GENERAL MERCHANDISE STORES)                                                1,003,316
                                                                                                                         62,468,283
                                                                                                                    ---------------
NETHERLANDS: 3.28%
      151,800   AEGON NV (INSURANCE CARRIERS)                                                                             1,039,496
       82,761   CSM (FOOD & KINDRED PRODUCTS)                                                                             2,570,967
       77,200   ING GROEP NV (FINANCIAL SERVICES)                                                                           770,765
       52,700   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                          2,349,984
       37,904   KONINKLIJKE TEN CATE NV (EDUCATIONAL SERVICES)                                                              992,160
       39,100   NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                              2,463,607
                                                                                                                         10,186,979
                                                                                                                    ---------------
NORWAY: 0.94%
      132,000   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                     1,508,076
       61,700   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     1,428,510
                                                                                                                          2,936,586
                                                                                                                    ---------------
PORTUGAL: 0.89%
      245,688   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                      653,058
      131,400   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                           709,902
      126,300   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                 1,412,120
                                                                                                                          2,775,080
                                                                                                                    ---------------
SINGAPORE: 0.29%
      606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                                           901,747
                                                                                                                    ---------------
SPAIN: 4.49%
      185,200   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                              2,533,923
      146,100   BANCO ESPANOL DE CREDITO SA (DEPOSITORY INSTITUTIONS)                                                     1,539,174
      430,300   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              5,718,859
      123,800   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                      2,931,201
       52,400   TELEFONICA SA (COMMUNICATIONS)                                                                            1,241,377
                                                                                                                         13,964,534
                                                                                                                    ---------------
SWEDEN: 2.68%
      120,300   BOLIDEN AB (METAL MINING)                                                                                 1,719,381
      113,500   SAAB AB (AEROSPACE, DEFENSE)+                                                                             1,729,081
      101,800   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                    1,435,233

                   Wells Fargo Advantage Master Portfolios 129


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
SWEDEN (continued)
       68,600   SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                     $     2,010,326
      137,500   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                  1,449,152
                                                                                                                          8,343,173
                                                                                                                    ---------------
SWITZERLAND: 6.79%
       28,800   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                  2,553,870
      173,900   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                 2,211,683
       27,500   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                             1,417,512
        3,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                               1,358,024
       76,700   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 4,142,702
       28,900   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                    1,422,525
        7,500   SWISSCOM AG (COMMUNICATIONS)                                                                              2,737,102
        2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              517,830
        7,800   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                    850,721
       15,200   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                         3,896,586
                                                                                                                         21,108,555
                                                                                                                    ---------------
UNITED KINGDOM: 19.83%
      190,400   AMLIN PLC (INSURANCE CARRIERS)                                                                            1,121,344
      109,800   ASTRAZENECA PLC (PHARMACEUTICALS)                                                                         4,897,003
      220,500   AVIVA PLC (INSURANCE CARRIERS)                                                                            1,289,247
      242,900   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    1,328,068
      720,100   BP PLC (OIL & GAS EXTRACTION)                                                                             6,812,210
       83,025   BRIT INSURANCE HOLDINGS NV (PROPERTY - CASUALTY INSURANCE)                                                  948,077
    1,092,100   BT GROUP PLC (COMMUNICATIONS)                                                                             2,053,346
      328,700   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                          1,465,979
       87,468   CHARTER INTERNATIONAL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          996,158
      279,000   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                        1,581,756
      390,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                      797,780
      213,300   GLAXOSMITHKLINE PLC (PHARMACEUTICALS)                                                                     4,096,203
      184,200   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                                 1,252,824
      358,800   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                            1,475,537
      323,800   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          3,243,017
       67,900   KAZAKHMYS PLC (METAL MINING)                                                                              1,573,393
      653,600   LOGICACMG PLC (BUSINESS SERVICES)                                                                         1,353,858
      632,790   MARSTON'S PLC (FOOD & KINDRED PRODUCTS)                                                                     880,557
      544,300   MEGGITT PLC (TRANSPORTATION BY AIR)                                                                       2,525,005
      237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                209,403
    1,123,200   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                       2,087,957
      315,100   PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                           151,769
      443,900   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                               858,863
       14,300   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        413,616
      264,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                      7,273,252
      124,200   SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,559,617
      319,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                 2,204,905
      389,400   THOMAS COOK GROUP PLC (LEISURE)                                                                           1,594,286
       14,800   TOMKINS PLC (BUSINESS SERVICES)                                                                              53,003
    1,698,900   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       3,918,680
      223,600   WH SMITH PUBLIC LIMITED CORPORATION (GENERAL MERCHANDISE STORES)                                          1,648,722
                                                                                                                         61,665,435
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $323,674,421)                                                                                 295,777,116
                                                                                                                    ---------------

                   130 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                           YIELD                            VALUE
-------------   -----------------------------------------------------------------   -------------                   ---------------
SHORT-TERM INVESTMENTS: 2.34%
MUTUAL FUNDS: 2.34%
    7,289,152   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                         0.09%                       $     7,289,152
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,289,152)                                                                            7,289,152
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $330,963,573)*                                                        97.45%                                      303,066,268
OTHER ASSETS AND LIABILITIES, NET                                            2.55                                         7,932,668
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $   310,998,936
                                                                           ------                                   ---------------

----------
(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+    Non-income earning securities.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $324,949,432 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 31,267,611
Gross unrealized depreciation    (53,150,775)
                                ------------
Net unrealized depreciation     $(21,883,164)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 131


Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.43%
AEROSPACE, DEFENSE: 1.09%
       10,650   GOODRICH CORPORATION                                                                                $       751,034
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.96%
        7,780   POLO RALPH LAUREN CORPORATION                                                                               661,611
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.06%
       18,620   COACH INCORPORATED                                                                                          735,862
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT: 1.14%
       23,940   JOHNSON CONTROLS INCORPORATED                                                                               789,781
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 1.03%
       15,660   GILEAD SCIENCES INCORPORATED+                                                                               712,217
                                                                                                                    ---------------
BIOTECHNOLOGY: 2.22%
       13,790   AMGEN INCORPORATED+                                                                                         824,090
       12,390   BIOGEN IDEC INCORPORATED+                                                                                   710,690
                                                                                                                          1,534,780
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.92%
          880   NVR INCORPORATED+                                                                                           639,320
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.25%
       26,670   HOME DEPOT INCORPORATED                                                                                     862,775
                                                                                                                    ---------------
BUSINESS SERVICES: 2.13%
       28,420   CA INCORPORATED                                                                                             667,017
       20,790   OMNICOM GROUP INCORPORATED                                                                                  806,860
                                                                                                                          1,473,877
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 2.44%
        8,920   CF INDUSTRIES HOLDINGS INCORPORATED                                                                         813,326
       23,410   E.I. DU PONT DE NEMOURS & COMPANY                                                                           871,788
                                                                                                                          1,685,114
                                                                                                                    ---------------
COAL MINING: 0.59%
        8,890   PEABODY ENERGY CORPORATION                                                                                  406,273
                                                                                                                    ---------------
COMMUNICATIONS: 1.31%
       48,260   COMCAST CORPORATION CLASS A                                                                                 908,253
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 6.56%
        8,890   APPLE INCORPORATED+                                                                                       2,088,528
       21,650   HEWLETT-PACKARD COMPANY                                                                                   1,150,698
       10,130   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,299,173
                                                                                                                          4,538,399
                                                                                                                    ---------------
DATA SERVICES: 1.01%
       21,360   NETAPP INCORPORATED+                                                                                        695,482
                                                                                                                    ---------------
DEPARTMENT STORES: 1.13%
       19,140   NORDSTROM INCORPORATED<<                                                                                    781,869
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 4.52%
        6,280   AMAZON.COM INCORPORATED+                                                                                    852,384
       36,410   EBAY INCORPORATED+                                                                                          981,250
        2,280   GOOGLE INCORPORATED CLASS A+                                                                              1,292,783
                                                                                                                          3,126,417
                                                                                                                    ---------------

                   132 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
EATING & DRINKING PLACES: 1.34%
       13,920   MCDONALD'S CORPORATION                                                                              $       928,742
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.19%
       16,370   EMERSON ELECTRIC COMPANY                                                                                    824,066
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 2.51%
       19,610   COOPER INDUSTRIES PLC                                                                                       940,103
       32,460   TEXAS INSTRUMENTS INCORPORATED                                                                              794,296
                                                                                                                          1,734,399
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.09%
       28,060   CROWN HOLDINGS INCORPORATED+                                                                                756,498
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 3.77%
       30,780   ARCHER DANIELS MIDLAND COMPANY                                                                              889,542
       12,290   GENERAL MILLS INCORPORATED                                                                                  870,009
       18,600   H.J. HEINZ COMPANY                                                                                          848,346
                                                                                                                          2,607,897
                                                                                                                    ---------------
FOOD STORES: 1.32%
       37,720   STARBUCKS CORPORATION                                                                                       915,464
                                                                                                                    ---------------
FURNITURE & FIXTURES: 1.33%
       42,640   LEGGETT & PLATT INCORPORATED                                                                                922,730
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 2.10%
       26,090   WAL-MART STORES INCORPORATED                                                                              1,450,604
                                                                                                                    ---------------
HEALTH CARE: 1.03%
       12,640   HOSPIRA INCORPORATED+                                                                                       716,056
                                                                                                                    ---------------
HEALTH SERVICES: 3.68%
       31,120   AMERISOURCEBERGEN CORPORATION                                                                               899,990
       13,950   MCKESSON CORPORATION                                                                                        916,794
       11,300   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        729,528
                                                                                                                          2,546,312
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.28%
       20,230   BED BATH & BEYOND INCORPORATED+                                                                             885,265
                                                                                                                    ---------------
HOUSEHOLD PRODUCTS, WARE: 1.20%
       13,110   PROCTER & GAMBLE COMPANY                                                                                    829,470
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.41%
       10,040   3M COMPANY                                                                                                  839,043
       21,930   CAMERON INTERNATIONAL CORPORATION+                                                                          939,920
       19,120   DOVER CORPORATION                                                                                           893,860
        6,720   JOY GLOBAL INCORPORATED                                                                                     380,352
                                                                                                                          3,053,175
                                                                                                                    ---------------
INSURANCE CARRIERS: 2.77%
       29,890   LINCOLN NATIONAL CORPORATION                                                                                917,623
       16,550   PRUDENTIAL FINANCIAL INCORPORATED                                                                         1,001,275
                                                                                                                          1,918,898
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 133


Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.41%
       24,390   AGILENT TECHNOLOGIES INCORPORATED+                                                                  $       838,772
       16,120   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      829,213
                                                                                                                          1,667,985
                                                                                                                    ---------------
MEDIA - COMMUNICATION: 1.22%
       24,970   DIRECTV+                                                                                                    844,236
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.17%
       17,920   MEDTRONIC INCORPORATED                                                                                      806,938
                                                                                                                    ---------------
METAL MINING: 0.50%
        4,830   CLIFFS NATURAL RESOURCES INCORPORATED                                                                       342,689
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 2.48%
       13,670   COSTCO WHOLESALE CORPORATION                                                                                816,236
       24,270   WALGREEN COMPANY                                                                                            900,174
                                                                                                                          1,716,410
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.26%
       13,490   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                  868,891
                                                                                                                    ---------------
NETWORKING: 2.42%
       64,220   CISCO SYSTEMS INCORPORATED+                                                                               1,671,647
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.21%
       20,350   AMERICAN EXPRESS COMPANY                                                                                    839,641
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 1.17%
        9,590   OCCIDENTAL PETROLEUM CORPORATION                                                                            810,739
                                                                                                                    ---------------
PHARMACEUTICALS: 3.39%
       14,360   ABBOTT LABORATORIES                                                                                         756,485
       12,150   JOHNSON & JOHNSON                                                                                           792,180
       21,321   MERCK & COMPANY INCORPORATED                                                                                796,339
                                                                                                                          2,345,004
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 1.31%
       16,250   NORFOLK SOUTHERN CORPORATION                                                                                908,213
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.31%
        3,310   BLACKROCK INCORPORATED                                                                                      720,786
        4,440   GOLDMAN SACHS GROUP INCORPORATED                                                                            757,597
       22,660   LAZARD LIMITED                                                                                              808,962
                                                                                                                          2,287,345
                                                                                                                    ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 2.48%
       26,700   BROADCOM CORPORATION CLASS A                                                                                885,906
       46,070   EMC CORPORATION+                                                                                            831,103
                                                                                                                          1,717,009
                                                                                                                    ---------------
SOFTWARE: 7.11%
       18,360   BMC SOFTWARE INCORPORATED+                                                                                  697,680
       19,600   MCAFEE INCORPORATED+                                                                                        786,548
       76,920   MICROSOFT CORPORATION                                                                                     2,251,448
       46,040   ORACLE CORPORATION                                                                                        1,182,768
                                                                                                                          4,918,444
                                                                                                                    ---------------

                   134 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.17%
       31,810   OWENS CORNING INCORPORATED+                                                                         $       809,246
                                                                                                                    ---------------
TELECOMMUNICATIONS: 1.11%
       17,950   AMERICAN TOWER CORPORATION CLASS A+                                                                         764,850
                                                                                                                    ---------------
TOBACCO PRODUCTS: 1.36%
       17,990   PHILIP MORRIS INTERNATIONAL                                                                                 938,358
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 1.35%
       70,420   SOUTHWEST AIRLINES COMPANY                                                                                  930,952
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 1.21%
       12,780   NORTHROP GRUMMAN CORPORATION                                                                                837,985
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.42%
       12,030   KIMBERLY-CLARK CORPORATION                                                                                  756,446
        8,480   W.W. GRAINGER INCORPORATED                                                                                 916,858
                                                                                                                          1,673,304
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $56,309,649)                                                                                   68,092,526
                                                                                                                    ---------------

   PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 1.77%
COLLATERAL INVESTED IN OTHER ASSETS: 1.77%
$      30,988   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
                (MATURITY VALUE $30,988)                                                 0.01%        04/01/2010             30,988
        9,279   CALCASIEU PARISH LA+/-ss                                                 0.40         12/01/2027              9,279
       12,759   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.38         06/01/2028             12,759
      255,649   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $255,649)                  0.02         04/01/2010            255,649
        6,142   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.25         10/01/2038              6,142
       18,559   COOK COUNTY IL+/-ss                                                      0.25         11/01/2030             18,559
       23,240   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $23,240)                   0.03         04/01/2010             23,240
       35,679   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $35,679)                   0.01         04/01/2010             35,679
      548,971   GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/05/2010            225,627
        3,828   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.33         11/01/2042              3,828
       11,599   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28         07/01/2029             11,599
        4,640   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.30         01/01/2018              4,640
      154,939   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $154,939)                  0.01         04/01/2010            154,939
        6,959   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.30         04/15/2025              6,959
        4,640   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.34         01/01/2018              4,640
       13,559   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.33         01/01/2034             13,559
       20,878   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.34         07/01/2032             20,878
        6,959   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.32         12/15/2040              6,960
      700,322   VFNC CORPORATION+/-(a)(i)++                                              0.25         09/30/2010            378,174
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,115,706)                                                                 1,224,098
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $57,425,355)*                                                    100.20%                                        69,316,624
OTHER ASSETS AND LIABILITIES, NET                                          (0.20)                                          (141,494)
                                                                          ------                                    ---------------
TOTAL NET ASSETS                                                          100.00%                                       $69,175,130
                                                                          ------                                    ---------------

                   Wells Fargo Advantage Master Portfolios 135


Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is $58,793,841 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $12,152,090
Gross unrealized depreciation    (1,629,307)
                                -----------
Net unrealized appreciation     $10,522,783

The accompanying notes are an integral part of these financial statements.

                   136 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 97.49%
BIOPHARMACEUTICALS: 2.28%
      288,240   GENZYME CORPORATION+                                                                                $    14,939,479
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.95%
      103,600   AMGEN INCORPORATED+                                                                                       6,191,136
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.83%
      323,200   FASTENAL COMPANY<<                                                                                       15,510,368
      664,400   LOWE'S COMPANIES INCORPORATED                                                                            16,105,056
                                                                                                                         31,615,424
                                                                                                                    ---------------
BUSINESS SERVICES: 2.75%
      210,500   AUTOMATIC DATA PROCESSING INCORPORATED                                                                    9,360,935
      118,200   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     8,672,334
                                                                                                                         18,033,269
                                                                                                                    ---------------
COMMERCIAL SERVICES: 3.23%
      689,600   PAYCHEX INCORPORATED                                                                                     21,170,720
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 6.65%
      185,400   APPLE INCORPORATED+                                                                                      43,556,022
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 12.50%
      214,800   AMAZON.COM INCORPORATED+                                                                                 29,154,804
      356,770   EBAY INCORPORATED+                                                                                        9,614,952
       76,100   GOOGLE INCORPORATED CLASS A+                                                                             43,149,461
                                                                                                                         81,919,217
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.39%
      322,000   LINEAR TECHNOLOGY CORPORATION                                                                             9,106,160
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 8.25%
      157,600   KOHL'S CORPORATION+                                                                                       8,633,328
      538,860   TARGET CORPORATION                                                                                       28,344,036
      306,700   WAL-MART STORES INCORPORATED                                                                             17,052,520
                                                                                                                         54,029,884
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.60%
      524,010   MEDTRONIC INCORPORATED                                                                                   23,596,170
                                                                                                                    ---------------
NETWORKING: 6.45%
    1,624,443    CISCO SYSTEMS INCORPORATED+                                                                             42,284,251
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.05%
      147,300   VISA INCORPORATED CLASS A                                                                                13,408,719
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 1.51%
      156,300   SCHLUMBERGER LIMITED                                                                                      9,913,718
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.27%
    1,744,537   CHARLES SCHWAB CORPORATION                                                                               32,605,397
       27,000   CME GROUP INCORPORATED                                                                                    8,534,970
      185,400   FRANKLIN RESOURCES INCORPORATED                                                                          20,560,860
      305,490   GOLDMAN SACHS GROUP INCORPORATED                                                                         52,125,759
      345,200   T. ROWE PRICE GROUP INCORPORATED                                                                         18,961,836
                                                                                                                        132,788,822
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 137


Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 6.01%
      827,800   EMC CORPORATION+                                                                                    $    14,933,512
    1,098,570   INTEL CORPORATION                                                                                        24,454,168
                                                                                                                         39,387,680
                                                                                                                    ---------------
SOFTWARE: 6.11%
    1,367,598   MICROSOFT CORPORATION                                                                                    40,029,593
                                                                                                                    ---------------
TELECOMMUNICATIONS: 4.39%
      684,900   QUALCOMM INCORPORATED                                                                                    28,758,951
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 4.27%
      257,000   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                     14,353,450
      368,500   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                      13,605,020
                                                                                                                         27,958,470
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $539,527,091)                                                                                 638,687,685
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 0.95%
COLLATERAL INVESTED IN OTHER ASSETS: 0.95%
$     150,763   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
                (MATURITY VALUE $150,763)                                                    0.01%     04/01/2010           150,763
       45,145   CALCASIEU PARISH LA+/-ss                                                     0.40      12/01/2027            45,145
       62,075   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                  0.38      06/01/2028            62,075
    1,243,780   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,243,781)                       0.02      04/01/2010         1,243,780
       29,881   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                    0.25      10/01/2038            29,881
       90,291   COOK COUNTY IL+/-ss                                                          0.25      11/01/2030            90,291
      113,067   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $113,067)                         0.03      04/01/2010           113,067
      173,584   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $173,584)                         0.01      04/01/2010           173,584
    2,904,320   GRYPHON FUNDING LIMITED(a)(i)                                                0.00      08/05/2010         1,193,676
       18,623   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                        0.33      11/01/2042            18,623
       56,432   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                      0.28      07/01/2029            56,432
       22,573   INDIANA MUNICIPAL POWER AGENCY+/-ss                                          0.30      01/01/2018            22,573
      753,805   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $753,805)                         0.01      04/01/2010           753,805
       33,859   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                       0.30      04/15/2025            33,859
       22,573   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                     0.34      01/01/2018            22,573
       65,969   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                     0.33      01/01/2034            65,969
      101,577   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                            0.34      07/01/2032           101,577
       33,859   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                            0.32      12/15/2040            33,858
    3,705,039   VFNC CORPORATION+/-(a)(i)++                                                  0.25      09/30/2010         2,000,721
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,638,803)                                                                 6,212,252
                                                                                                                    ---------------


                  138 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                            YIELD                           VALUE
-------------   ----------------------------------------------------------------    -------------                   ---------------
SHORT-TERM INVESTMENTS: 1.21%
MUTUAL FUNDS: 1.21%
    7,933,097   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                         0.09%                       $     7,933,097
TOTAL SHORT-TERM INVESTMENTS (COST $7,933,097)                                                                            7,933,097
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $553,098,991)*                                                       99.65%                                       652,833,034
OTHER ASSETS AND LIABILITIES, NET                                           0.35                                          2,269,501
                                                                          ------                                    ---------------
TOTAL NET ASSETS                                                          100.00%                                   $   655,102,535
                                                                          ------                                    ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $594,219,738 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $131,394,619
Gross unrealized depreciation    (72,781,323)
                                ------------
Net unrealized appreciation     $ 58,613,296

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 139


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.89%
AEROSPACE, DEFENSE: 0.22%
        8,760   AAR CORPORATION+                                                                                    $       217,425
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 3.75%
       13,249   CARTER'S INCORPORATED+                                                                                      399,457
        6,164   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                                274,606
        8,098   CHRISTOPHER & BANKS CORPORATION                                                                              64,784
       13,432   DRESS BARN INCORPORATED+                                                                                    351,381
       12,743   FINISH LINE INCORPORATED CLASS A                                                                            207,966
        6,744   GYMBOREE CORPORATION+                                                                                       348,193
        9,967   HOT TOPIC INCORPORATED                                                                                       64,786
        4,116   JOS. A. BANK CLOTHIERS INCORPORATED+                                                                        224,939
       21,337   LIZ CLAIBORNE INCORPORATED+                                                                                 158,534
        4,852   MAIDENFORM BRANDS INCORPORATED+                                                                             106,016
       11,764   MEN'S WEARHOUSE INCORPORATED                                                                                281,630
       28,938   QUIKSILVER INCORPORATED+                                                                                    136,877
        7,550   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       274,216
        8,565   STAGE STORES INCORPORATED                                                                                   131,815
        5,729   THE BUCKLE INCORPORATED                                                                                     210,598
        6,657   THE CATO CORPORATION CLASS A                                                                                142,726
        5,703   TRUE RELIGION APPAREL INCORPORATED+                                                                         173,143
        3,729   VOLCOM INCORPORATED+                                                                                         72,790
        4,697   ZUMIEZ INCORPORATED+                                                                                         96,242
                                                                                                                          3,720,699
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.13%
        4,774   LITHIA MOTORS INCORPORATED CLASS A+                                                                          30,554
        8,916   SONIC AUTOMOTIVE INCORPORATED+                                                                               98,076
                                                                                                                            128,630
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.20%
        3,205   MIDAS INCORPORATED+                                                                                          36,152
        4,466   MONRO MUFFLER BRAKE INCORPORATED                                                                            159,704
                                                                                                                            195,856
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.47%
       13,046   CUBIST PHARMACEUTICALS INCORPORATED+                                                                        294,057
        7,488   MARTEK BIOSCIENCES CORPORATION+                                                                             168,555
                                                                                                                            462,612
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.16%
        4,167   M/I HOMES INCORPORATED+                                                                                      61,047
       22,113   STANDARD-PACIFIC CORPORATION+                                                                                99,951
                                                                                                                            160,998
                                                                                                                    ---------------
BUSINESS SERVICES: 8.02%

       10,514   ABM INDUSTRIES INCORPORATED                                                                                 222,897
        5,006   ADMINISTAFF INCORPORATED                                                                                    106,828
        7,342   AMN HEALTHCARE SERVICES INCORPORATED+                                                                        64,610
        5,982   ARBITRON INCORPORATED                                                                                       159,480
       10,025   BLACKBAUD INCORPORATED                                                                                      252,530
        9,363   BLUE COAT SYSTEMS INCORPORATED+                                                                             290,628
       11,792   BRADY CORPORATION CLASS A                                                                                   366,967
        6,782   CACI INTERNATIONAL INCORPORATED CLASS A+                                                                    331,301
       15,590   CIBER INCORPORATED+                                                                                          58,307

                   140 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
BUSINESS SERVICES (continued)
        8,925   COGNEX CORPORATION                                                                                  $       165,023
        5,135   COMPELLENT TECHNOLOGIES INCORPORATED+                                                                        90,119
        2,197   COMPUTER PROGRAMS & SYSTEMS INCORPORATED                                                                     85,859
        5,451   COMSCORE INCORPORATED+                                                                                       90,977
        9,670   CONCUR TECHNOLOGIES INCORPORATED+                                                                           396,567
        8,021   CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                     168,120
       15,877   CYBERSOURCE CORPORATION+                                                                                    280,070
        9,094   DEALERTRACK HOLDINGS INCORPORATED+                                                                          155,326
        6,800   EBIX INCORPORATED+<<                                                                                        108,596
       12,868   ECLIPSYS CORPORATION+                                                                                       255,816
        3,335   FORRESTER RESEARCH INCORPORATED+                                                                            100,283
       11,617   GEO GROUP INCORPORATED+                                                                                     230,249
        5,673   GERBER SCIENTIFIC INCORPORATED+                                                                              35,229
        9,784   HEALTHCARE SERVICES GROUP                                                                                   219,064
        8,443   HEARTLAND PAYMENT SYSTEMS INCORPORATED                                                                      157,040
        3,842   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                             107,691
        7,960   INFOSPACE INCORPORATED+                                                                                      87,958
        3,914   INTEGRAL SYSTEMS INCORPORATED MD+                                                                            37,692
        2,876   INTERACTIVE INTELLIGENCE INCORPORATED+                                                                       53,752
        5,982   KELLY SERVICES INCORPORATED CLASS A+                                                                         99,660
        4,082   LOJACK CORPORATION+                                                                                          16,859
        5,088   MANHATTAN ASSOCIATES INCORPORATED+                                                                          129,642
        1,560   NCI INCORPORATED+                                                                                            47,159
        7,782   NETSCOUT SYSTEMS INCORPORATED+                                                                              115,096
        6,761   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                   37,253
        7,269   OMNICELL INCORPORATED+                                                                                      101,984
        8,123   ON ASSIGNMENT INCORPORATED+                                                                                  57,917
        4,203   PCTEL INCORPORATED+                                                                                          25,975
        6,785   PERFICIENT INCORPORATED+                                                                                     76,467
        9,742   PHASE FORWARD INCORPORATED+                                                                                 127,328
        7,882   PHOENIX TECHNOLOGIES LIMITED+                                                                                25,380
        3,773   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                               207,025
        4,258   QUALITY SYSTEMS INCORPORATED                                                                                261,612
        6,186   RADIANT SYSTEMS INCORPORATED+                                                                                88,274
        5,349   RADISYS CORPORATION+                                                                                         47,927
        1,961   REWARDS NETWORK INCORPORATED                                                                                 26,277
       11,609   SFN GROUP INCORPORATED+                                                                                      92,988
        2,679   STARTEK INCORPORATED+                                                                                        18,619
        4,557   STRATASYS INCORPORATED+                                                                                     111,100
        9,066   SYKES ENTERPRISES INCORPORATED+                                                                             207,067
        4,738   SYNNEX CORPORATION+                                                                                         140,055
        8,632   TALEO CORPORATION CLASS A+                                                                                  223,655
        7,229   TELETECH HOLDINGS INCORPORATED+                                                                             123,471
        6,754   THE KNOT INCORPORATED+                                                                                       52,816
       15,205   THQ INCORPORATED+                                                                                           106,587
        9,906   TRUEBLUE INCORPORATED+                                                                                      153,543
       19,119   UNITED ONLINE INCORPORATED                                                                                  143,010
        5,088   USA MOBILITY INCORPORATED                                                                                    64,465
        4,624   VIAD CORPORATION                                                                                             95,023
        2,720   VOLT INFORMATION SCIENCE INCORPORATED+                                                                       27,771
        9,738   WEBSENSE INCORPORATED+                                                                                      221,734
                                                                                                                          7,952,718
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 141


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
CASINO & GAMING: 0.18%
        2,539   MONARCH CASINO & RESORT INCORPORATED+                                                               $        21,683
        6,147   MULTIMEDIA GAMES INCORPORATED+                                                                               23,973
       13,520   PINNACLE ENTERTAINMENT INCORPORATED+                                                                        131,685
                                                                                                                            177,341
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 2.20%
        4,643   AMERICAN VANGUARD CORPORATION                                                                                37,840
        5,647   ARCH CHEMICALS INCORPORATED                                                                                 194,200
        6,340   ARQULE INCORPORATED+                                                                                         36,518
        6,296   BALCHEM CORPORATION                                                                                         155,196
        6,597   CAMBREX CORPORATION+                                                                                         26,718
        3,742   EMERGENT BIOSOLUTIONS INCORPORATED+                                                                          62,828
       10,962   HB FULLER COMPANY                                                                                           254,428
        3,515   MANNATECH INCORPORATED                                                                                       11,740
        2,635   NEWMARKET CORPORATION                                                                                       271,379
        6,875   OM GROUP INCORPORATED+                                                                                      232,925
       13,071   PAREXEL INTERNATIONAL CORPORATION+                                                                          304,685
        2,558   PENFORD CORPORATION                                                                                          26,220
       20,824   POLYONE CORPORATION+                                                                                        213,238
        2,506   QUAKER CHEMICAL CORPORATION                                                                                  67,938
        1,715   STEPAN COMPANY                                                                                               95,851
        3,924   SURMODICS INCORPORATED+                                                                                      82,169
        4,863   ZEP INCORPORATED                                                                                            106,402
                                                                                                                          2,180,275
                                                                                                                    ---------------
COAL MINING: 0.25%
       10,218   PENN VIRGINIA CORPORATION                                                                                   250,341
                                                                                                                    ---------------
COMMERCIAL SERVICES: 1.03%
        5,789   HMS HOLDINGS CORPORATION+                                                                                   295,181
       32,006   LIVE NATION INCORPORATED+                                                                                   464,087
        8,599   WRIGHT EXPRESS CORPORATION+                                                                                 259,002
                                                                                                                          1,018,270
                                                                                                                    ---------------
COMMUNICATIONS: 1.26%
        6,496   ANIXTER INTERNATIONAL INCORPORATED+                                                                         304,338
        4,171   AUDIOVOX CORPORATION CLASS A+                                                                                32,450
       15,788   BRIGHTPOINT INCORPORATED+                                                                                   118,884
        6,045   CBEYOND INCORPORATED+                                                                                        82,696
       10,040   GENERAL COMMUNICATION INCORPORATED CLASS A+                                                                  57,931
        7,412   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                               123,780
       10,165   J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                      237,861
        7,568   NEUTRAL TANDEM INCORPORATION+                                                                               120,937
        6,941   NOVATEL WIRELESS INCORPORATED+                                                                               46,713
        6,717   NTELOS HOLDINGS CORPORATION                                                                                 119,495
                                                                                                                          1,245,085
                                                                                                                    ---------------
COMPUTERS-INTEGRATED SYSTEMS: 0.05%
        4,521   AGILYSYS INCORPORATED                                                                                        50,500
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.23%
        5,116   CHEMED CORPORATION                                                                                          278,208
        8,532   COMFORT SYSTEMS USA INCORPORATED                                                                            106,565
        4,240   DREW INDUSTRIES INCORPORATED+                                                                                93,365
        8,804   DYCOM INDUSTRIES INCORPORATED+                                                                               77,211
       14,899   EMCOR GROUP INCORPORATED+                                                                                   366,962

                  142 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
        8,805   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                       $       234,301
        5,919   MATRIX SERVICE COMPANY+                                                                                      63,688
                                                                                                                          1,220,300
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 6.62%
       10,233   BANK MUTUAL CORPORATION                                                                                      66,515
        2,925   BANK OF THE OZARKS INCORPORATED                                                                             102,931
       14,602   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                              107,617
       13,283   BROOKLINE BANCORP INCORPORATED                                                                              141,331
        3,576   CITY HOLDING COMPANY                                                                                        122,621
        6,337   COLUMBIA BANKING SYSTEM INCORPORATED                                                                        128,704
        7,368   COMMUNITY BANK SYSTEM INCORPORATED                                                                          167,843
        5,727   DIME COMMUNITY BANCSHARES                                                                                    72,332
       20,760   EAST WEST BANCORP INCORPORATED                                                                              361,639
       17,076   FIRST BANCORP PUERTO RICO                                                                                    41,153
       17,148   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                    115,063
       11,039   FIRST FINANCIAL BANCORP                                                                                     196,384
        4,689   FIRST FINANCIAL BANKSHARE                                                                                   241,718
       16,657   FIRST MIDWEST BANCORP INCORPORATED                                                                          225,702
       16,182   GLACIER BANCORP INCORPORATED                                                                                246,452
        6,385   HANCOCK HOLDING COMPANY                                                                                     266,957
       11,521   HANMI FINANCIAL CORPORATION+<<                                                                               27,650
        4,397   HOME BANCSHARES INCORPORATED                                                                                116,257
        4,709   INDEPENDENT BANK CORPORATION                                                                                116,124
        7,286   NARA BANK NATIONAL ASSOCIATION                                                                               63,825
       28,335   NATIONAL PENN BANCSHARES INCORPORATED                                                                       195,512
        7,743   NBT BANCORP INCORPORATED                                                                                    176,928
       19,616   OLD NATIONAL BANCORP                                                                                        234,411
        7,493   PINNACLE FINANCIAL PARTNERS INCORPORATED+                                                                   113,219
       13,162   PRIVATEBANCORP INCORPORATED                                                                                 180,319
        5,433   S&T BANCORP INCORPORATED                                                                                    113,550
        9,134   SIGNATURE BANK+                                                                                             338,415
        3,468   SIMMONS FIRST NATIONAL CORPORATION                                                                           95,613
       48,481   SOUTH FINANCIAL GROUP INCORPORATED<<                                                                         33,515
        6,017   STERLING BANCORPORATION                                                                                      60,471
       22,320   STERLING BANCSHARES INCORPORATED                                                                            124,546
       27,897   SUSQUEHANNA BANCSHARES INCORPORATED                                                                         273,670
        1,732   TOMPKINS TRUST COMPANY INCORPORATED                                                                          63,183
       17,273   TRUSTCO BANK CORPORATION                                                                                    106,574
        6,734   UMB FINANCIAL CORPORATION                                                                                   273,400
       25,745   UMPQUA HOLDINGS CORPORATION                                                                                 341,379
        8,601   UNITED BANKSHARES INCORPORATED<<                                                                            225,518
       18,602   UNITED COMMUNITY BANKS INCORPORATED+                                                                         82,035
       21,704   WHITNEY HOLDING CORPORATION                                                                                 299,298
        4,368   WILSHIRE BANCORP INCORPORATED                                                                                48,179
        6,782   WINTRUST FINANCIAL CORPORATION                                                                              252,358
                                                                                                                          6,560,911
                                                                                                                    ---------------
DURABLE GOODS - CONSUMER: 0.05%
        4,291   STURM, RUGER & COMPANY INCORPORATED                                                                          51,449
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 0.15%
        6,963   NUTRI SYSTEM INCORPORATED                                                                                   124,011
        2,627   STAMPS.COM INCORPORATED+                                                                                     26,533
                                                                                                                            150,544
                                                                                                                    ---------------

                  Wells Fargo Advantage Master Portfolios 143


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
EATING & DRINKING PLACES: 2.53%
        4,759   BJ'S RESTAURANTS INCORPORATED+                                                                      $       110,885
        4,063   BUFFALO WILD WINGS INCORPORATED+                                                                            195,471
        5,442   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                       91,371
        4,994   CEC ENTERTAINMENT INCORPORATED+                                                                             190,221
       12,418   CKE RESTAURANTS INCORPORATED                                                                                137,467
        5,149   CRACKER BARREL OLD COUNTRY STORE INCORPORATED                                                               238,811
        3,427   DINEEQUITY INCORPORATED+                                                                                    135,469
       12,436   JACK IN THE BOX INCORPORATED+                                                                               292,868
        1,816   LANDRY'S RESTAURANTS INCORPORATED+                                                                           32,543
        4,220   O'CHARLEYS INCORPORATED+                                                                                     37,727
        5,160   PF. CHANG'S CHINA BISTRO INCORPORATED+                                                                      227,711
        4,769   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                      122,611
        3,514   RED ROBIN GOURMET BURGERS INCORPORATED+                                                                      85,882
       14,512   RUBY TUESDAY INCORPORATED+                                                                                  153,392
        6,415   RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                       34,000
       13,746   SONIC CORPORATION+                                                                                          151,893
          274   STEAK 'N SHAKE COMPANY+                                                                                     104,468
       11,610   TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                       161,263
                                                                                                                          2,504,053
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.60%
        4,118   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                                     191,899
        3,273   CAPELLA EDUCATION COMPANY+                                                                                  303,865
        4,562   UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                                                 104,105
                                                                                                                            599,869
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.33%
        6,741   ALLETE INCORPORATED                                                                                         225,689
        4,165   AMERICAN STATES WATER COMPANY                                                                               144,526
       12,326   AVISTA CORPORATION                                                                                          255,271
        2,630   CENTRAL VERMONT PUBLIC SERVICE                                                                               53,047
        3,556   CH ENERGY GROUP INCORPORATED                                                                                145,227
        9,884   EL PASO ELECTRIC COMPANY+                                                                                   203,610
        5,009   LACLEDE GROUP INCORPORATED                                                                                  168,903
        9,319   NEW JERSEY RESOURCES                                                                                        350,022
        5,967   NORTHWEST NATURAL GAS COMPANY                                                                               278,062
       16,451   PIEDMONT NATURAL GAS COMPANY                                                                                453,719
        6,708   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                        281,669
       10,177   SOUTHWEST GAS CORPORATION                                                                                   304,496
        6,735   UIL HOLDINGS CORPORATION                                                                                    185,213
        8,087   UNISOURCE ENERGY CORPORATION                                                                                254,255
                                                                                                                          3,303,709
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.23%
        5,892   ACTEL CORPORATION+                                                                                           81,604
        9,769   ACUITY BRANDS INCORPORATED                                                                                  412,349
       27,083   ADAPTEC INCORPORATED+                                                                                        88,561
        7,471   ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                    123,720
        5,126   AO SMITH CORPORATION                                                                                        269,474
        2,993   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                       58,603
       28,210   ARRIS GROUP INCORPORATED+                                                                                   338,802
        7,102   ATMI INCORPORATED+                                                                                          137,140
        2,780   AZZ INCORPORATED                                                                                             94,103
        9,441   BALDOR ELECTRIC COMPANY                                                                                     353,093
        2,619   BEL FUSE INCORPORATED CLASS B                                                                                52,773

                  144 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       14,330   BENCHMARK ELECTRONICS INCORPORATED+                                                                 $       297,204
        5,717   CERADYNE INCORPORATED+                                                                                      129,719
        8,798   CHECKPOINT SYSTEMS INCORPORATED+                                                                            194,612
        6,361   COMTECH TELECOMMUNICATIONS CORPORATION+                                                                     203,488
        7,643   CTS CORPORATION                                                                                              71,997
        3,488   CUBIC CORPORATION                                                                                           125,568
        6,756   CYMER INCORPORATED+                                                                                         251,999
       36,456   CYPRESS SEMICONDUCTOR CORPORATION+                                                                          419,244
        7,876   DIODES INCORPORATED+                                                                                        176,422
        3,978   DIONEX CORPORATION+                                                                                         297,475
        5,153   DSP GROUP INCORPORATED+                                                                                      42,924
        3,937   DTS INCORPORATED+                                                                                           134,015
        6,203   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                  79,460
        3,436   EMS TECHNOLOGIES INCORPORATED+                                                                               57,038
        9,859   EXAR CORPORATION+                                                                                            69,506
        5,224   GREATBATCH INCORPORATED+                                                                                    110,697
       21,722   HARMONIC INCORPORATED+                                                                                      137,066
        6,870   HELEN OF TROY LIMITED+                                                                                      179,032
        4,827   HITTITE MICROWAVE CORPORATION+                                                                              212,243
        5,256   HUTCHINSON TECHNOLOGY INCORPORATED+                                                                          32,797
        4,914   LITTELFUSE INCORPORATED+                                                                                    186,781
        6,994   MAGNETEK INCORPORATED+                                                                                       11,750
        5,302   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                       72,743
        8,378   METHODE ELECTRONICS INCORPORATED                                                                             82,942
        9,677   MICREL INCORPORATED                                                                                         103,157
       18,663   MICROSEMI CORPORATION+                                                                                      323,616
       10,210   MOOG INCORPORATED CLASS A+                                                                                  361,638
        1,080   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                     128,423
        4,622   PARK ELECTROCHEMICAL CORPORATION                                                                            132,836
        5,760   PERICOM SEMICONDUCTOR+                                                                                       61,690
        8,950   PLEXUS CORPORATION+                                                                                         322,469
        1,960   POWELL INDUSTRIES INCORPORATED+                                                                              63,759
        3,550   ROGERS CORPORATION+                                                                                         102,986
       39,549   SKYWORKS SOLUTIONS INCORPORATED+<<                                                                          616,964
        5,025   STANDARD MICROSYSTEMS CORPORATION+                                                                          116,982
        2,910   SUPERTEX INCORPORATED+                                                                                       74,467
        9,808   SYMMETRICOM INCORPORATED+                                                                                    57,181
        7,540   SYNAPTICS INCORPORATED+                                                                                     208,179
        9,280   TECHNITROL INCORPORATED                                                                                      48,998
       15,175   TEKELEC+                                                                                                    275,578
       11,209   TESSERA TECHNOLOGIES INCORPORATED+                                                                          227,319
        2,856   TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                       17,964
       34,525   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                        241,675
        9,714   TTM TECHNOLOGIES INCORPORATED+                                                                               86,260
        3,081   UNIVERSAL ELECTRONICS INCORPORATED+                                                                          68,830
       16,731   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                     554,131
        8,557   VIASAT INCORPORATED+                                                                                        296,158
        4,406   VICOR CORPORATION+                                                                                           60,847
                                                                                                                         10,139,051
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.39%
        2,860   CDI CORPORATION                                                                                              41,928
        9,488   ERESEARCH TECHNOLOGY INCORPORATED+                                                                           65,562
        3,075   EXPONENT INCORPORATED+                                                                                       87,699
        2,110   LANDAUER INCORPORATED                                                                                       137,614
        3,912   MAXMUS INCORPORATED                                                                                         238,358

                   Wells Fargo Advantage Master Portfolios 145


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
       14,515   REGENERON PHARMACEUTICAL INCORPORATED+                                                              $       384,502
        3,630   STANLEY INCORPORATED+                                                                                       102,693
       13,879   TETRA TECH INCORPORATED+                                                                                    319,772
                                                                                                                          1,378,128
                                                                                                                    ---------------
ENVIRONMENTAL CONTROL: 0.22%
       12,596   CALGON CARBON CORPORATION+                                                                                  215,644
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.96%
        9,924   GRIFFON CORPORATION+                                                                                        123,653
        3,216   GULF ISLAND FABRICATION INCORPORATED                                                                         69,948
        8,159   MOBILE MINI INCORPORATED+                                                                                   126,383
        4,069   NCI BUILDING SYSTEMS INCORPORATED+                                                                           44,922
        8,512   QUANEX BUILDING PRODUCTS CORPORATION                                                                        140,703
        8,668   SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                  240,624
        6,603   WATTS WATER TECHNOLOGIES INCORPORATED                                                                       205,089
                                                                                                                            951,322
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.84%
        2,277   BOSTON BEER COMPANY INCORPORATED+                                                                           118,996
        2,839   CAL-MAINE FOODS INCORPORATED                                                                                 96,214
       18,503   DARLING INTERNATIONAL INCORPORATED+                                                                         165,787
        4,754   DIAMOND FOODS INCORPORATED                                                                                  199,858
        3,186   J & J SNACK FOODS CORPORATION                                                                               138,495
        7,211   LANCE INCORPORATED                                                                                          166,790
        2,924   PEET'S COFFEE & TEA INCORPORATED+                                                                           115,937
        3,943   SANDERSON FARMS INCORPORATED                                                                                211,384
        7,729   TREEHOUSE FOODS INCORPORATED+                                                                               339,071
        9,693   UNITED NATURAL FOODS INCORPORATED+                                                                          272,664
                                                                                                                          1,825,196
                                                                                                                    ---------------
FOOD STORES: 0.05%
        6,228   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+                                                           47,769
                                                                                                                    ---------------
FOOD-WHOLESALE: 0.05%
        2,643   CALAVO GROWERS INCORPORATED                                                                                  48,208
                                                                                                                    ---------------
FOOTWEAR: 0.57%
       19,278   CROCS INCORPORATED+<<                                                                                       169,068
        2,897   DECKERS OUTDOOR CORPORATION+                                                                                399,786
                                                                                                                            568,854
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.27%
        5,856   ETHAN ALLEN INTERIORS INCORPORATED                                                                          120,809
       11,599   LA-Z-BOY INCORPORATED+                                                                                      145,451
                                                                                                                            266,260
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.68%
        9,090   CABELA'S INCORPORATED+                                                                                      158,984
       11,456   CASEY'S GENERAL STORES INCORPORATED                                                                         359,718
        8,926   FRED'S INCORPORATED                                                                                         106,933
        5,872   STEIN MART INCORPORATED+                                                                                     53,024
                                                                                                                            678,659
                                                                                                                    ---------------

                  146 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
HEALTH SERVICES: 3.03%
        6,363   AMEDISYS INCORPORATED+<<                                                                            $       351,365
        6,951   AMSURG CORPORATION+                                                                                         150,072
        2,683   BIO-REFERENCE LABORATORIES INCORPORATED+                                                                    117,972
        1,605   CORVEL CORPORATION+                                                                                          57,379
        6,939   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                       70,153
        6,411   CRYOLIFE INCORPORATED+                                                                                       41,479
        7,496   ENZO BIOCHEM INCORPORATED+                                                                                   45,126
        3,906   GENOPTIX INCORPORATED+                                                                                      138,624
        6,595   GENTIVA HEALTH SERVICES INCORPORATED+                                                                       186,507
        7,605   HEALTHWAYS INCORPORATED+                                                                                    122,212
        7,603   INVENTIV HEALTH INCORPORATED+                                                                               170,763
        3,066   IPC THE HOSPITALIST COMPANY+                                                                                107,647
        4,189   LCA-VISION INCORPORATED+                                                                                     34,852
        3,403   LHC GROUP INCORPORATED+                                                                                     114,103
        7,773   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                      337,970
        4,148   MEDCATH CORPORATION+                                                                                         43,430
       10,581   MEDNAX INCORPORATED+<<                                                                                      615,708
        4,635   NAUTILUS GROUP INCORPORATED+                                                                                 13,998
        7,455   ODYSSEY HEALTHCARE INCORPORATED+                                                                            135,010
        5,548   REHABCARE GROUP INCORPORATED+                                                                               151,294
                                                                                                                          3,005,664
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.12%
        4,207   HAVERTY FURNITURE COMPANIES INCORPORATED                                                                     68,658
        7,051   TUESDAY MORNING CORPORATION+                                                                                 46,466
                                                                                                                            115,124
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.06%
        4,703   MARCUS CORPORATION                                                                                           61,092
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.24%
        2,828   AAON INCORPORATED                                                                                            63,969
       15,270   ACTUANT CORPORATION CLASS A                                                                                 298,529
        4,466   ASTEC INDUSTRIES INCORPORATED+                                                                              129,335
        3,948   BLACK BOX CORPORATION                                                                                       121,440
       11,251   BRIGGS & STRATTON CORPORATION                                                                               219,395
       14,525   BROOKS AUTOMATION INCORPORATED+                                                                             128,111
        2,057   CASCADE CORPORATION                                                                                          66,256
        6,798   DRIL-QUIP INCORPORATED+                                                                                     413,590
        4,567   ENPRO INDUSTRIES INCORPORATED+                                                                              132,808
       11,746   GARDNER DENVER INCORPORATED                                                                                 517,294
       11,106   INTERMEC INCORPORATED+                                                                                      157,483
        5,000   INTEVAC INCORPORATED+                                                                                        69,100
        6,335   JOHN BEAN TECHNOLOGIES CORPORATION                                                                          111,116
        7,546   KAYDON CORPORATION                                                                                          283,730
       15,702   KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                    113,840
        2,807   LINDSAY MANUFACTURING COMPANY                                                                               116,238
        3,358   LUFKIN INDUSTRIES INCORPORATED                                                                              265,786
        7,849   NETGEAR INCORPORATED+                                                                                       204,859
       11,219   OIL STATES INTERNATIONAL INCORPORATED+                                                                      508,669
        7,406   ROBBINS & MYERS INCORPORATED                                                                                176,411
        5,985   SCANSOURCE INCORPORATED+                                                                                    172,248
        6,031   SIGMA DESIGNS INCORPORATED+                                                                                  70,744
        7,566   TORO COMPANY                                                                                                372,020
        5,366   ULTRATECH INCORPORATED+                                                                                      72,978
        7,275   WATSCO INCORPORATED                                                                                         413,802
                                                                                                                          5,199,751
                                                                                                                    ---------------

                  Wells Fargo Advantage Master Portfolios 147


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
INSURANCE CARRIERS: 3.69%
        1,993   AMERICAN PHYSICIANS CAPITAL INCORPORATED                                                            $        63,676
       11,496   AMERIGROUP CORPORATION+                                                                                     382,127
        4,248   AMERISAFE INCORPORATED+                                                                                      69,540
       11,017   CENTENE CORPORATION+                                                                                        264,849
       10,710   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                 269,464
        5,282   EHEALTH INCORPORATED+                                                                                        83,192
        9,902   EMPLOYERS HOLDINGS INCORPORATED                                                                             147,045
       11,011   HEALTHSPRING INCORPORATED+                                                                                  193,794
        3,060   INFINITY PROPERTY & CASUALTY CORPORATION                                                                    139,046
        2,989   MOLINA HEALTHCARE INCORPORATED+                                                                              75,233
        9,317   NATIONAL FINANCIAL PARTNERS CORPORATION+                                                                    131,370
        4,658   PRESIDENTIAL LIFE CORPORATION                                                                                46,440
        7,293   PROASSURANCE CORPORATION+                                                                                   426,932
        3,903   RLI CORPORATION                                                                                             222,549
        3,386   SAFETY INSURANCE GROUP INCORPORATED                                                                         127,551
       11,965   SELECTIVE INSURANCE GROUP INCORPORATED                                                                      198,619
        4,102   STEWART INFORMATION SERVICES CORPORATION                                                                     56,608
        3,000   THE NAVIGATORS GROUP INCORPORATED+                                                                          117,990
       10,123   TOWER GROUP INCORPORATED                                                                                    224,427
        4,986   UNITED FIRE & CASUALTY COMPANY                                                                               89,698
        8,523   ZENITH NATIONAL INSURANCE CORPORATION                                                                       326,601
                                                                                                                          3,656,751
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.38%
        9,647   BROWN SHOE COMPANY INCORPORATED                                                                             149,336
        5,345   GENESCO INCORPORATED+                                                                                       165,748
        6,088   K-SWISS INCORPORATED                                                                                         63,680
                                                                                                                            378,764
                                                                                                                    ---------------
LEGAL SERVICES: 0.06%
        1,514   PRE-PAID LEGAL SERVICES INCORPORATED+                                                                        57,305
                                                                                                                    ---------------
LEISURE, SPORTING & RECREATION: 0.50%
        4,853   BIG 5 SPORTING GOODS CORPORATION                                                                             73,863
       14,490   CALLAWAY GOLF COMPANY                                                                                       127,802
        6,450   HIBBETT SPORTS INCORPORATED+                                                                                164,991
        8,904   INTERVAL LEISURE GROUP INCORPORATED+                                                                        129,642
                                                                                                                            496,298
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.30%
        2,410   DELTIC TIMBER CORPORATION                                                                                   106,161
        1,529   SKYLINE CORPORATION                                                                                          28,439
        4,341   UNIVERSAL FOREST PRODUCTS                                                                                   167,215
                                                                                                                            301,815
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.08%
        4,968   ABAXIS INCORPORATED+                                                                                        135,080
       15,232   ALIGN TECHNOLOGY INCORPORATED+                                                                              294,587
       16,903   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                             314,058
        2,024   AMERICAN SCIENCE & ENGINEERING INCORPORATED                                                                 151,638
        2,897   ANALOGIC CORPORATION                                                                                        123,789
        3,369   BADGER METER INCORPORATED                                                                                   129,740
        2,900   CANTEL INDUSTRIES                                                                                            57,565
        5,298   COHU INCORPORATED                                                                                            72,953
        6,562   CONMED CORPORATION+                                                                                         156,241

                   148 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       10,221   COOPER COMPANIES INCORPORATED                                                                       $       397,392
        5,376   CYBERONICS INCORPORATED+                                                                                    103,004
        5,949   ESCO TECHNOLOGIES INCORPORATED                                                                              189,238
        6,712   ESTERLINE TECHNOLOGIES CORPORATION+                                                                         331,774
        3,627   FARO TECHNOLOGIES INCORPORATED+                                                                              93,395
        8,525   FEI COMPANY+                                                                                                195,308
        5,653   HAEMONETICS CORPORATION+                                                                                    323,069
        7,178   HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                       130,496
        2,712   ICU MEDICAL INCORPORATED+                                                                                    93,428
        5,809   II-VI INCORPORATED+                                                                                         196,577
        4,646   INTEGRA LIFESCIENCES HOLDINGS+                                                                              203,634
       26,709   ION GEOPHYSICAL CORPORATION+                                                                                131,408
        3,051   KEITHLEY INSTRUMENTS INCORPORATED                                                                            20,137
        2,460   KENSEY NASH CORPORATION+                                                                                     58,031
       14,911   KOPIN CORPORATION+                                                                                           55,171
        9,136   MERIDIAN DIAGNOSTICS INCORPORATED                                                                           186,100
        6,320   MERIT MEDICAL SYSTEMS INCORPORATED+                                                                          96,380
       11,143   MKS INSTRUMENTS INCORPORATED+                                                                               218,291
        3,712   MTS SYSTEMS CORPORATION                                                                                     107,759
        6,388   NATUS MEDICAL INCORPORATED+                                                                                 101,633
        5,009   NEOGEN CORPORATION+                                                                                         125,726
        8,172   NEWPORT CORPORATION+                                                                                        102,150
        4,054   OSTEOTECH INCORPORATED+                                                                                      15,892
        4,167   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                                   45,254
        6,984   RUDOLPH TECHNOLOGIES INCORPORATED+                                                                           59,853
        6,863   SONIC SOLUTIONS+                                                                                             64,306
        8,064   SYMMETRY MEDICAL INCORPORATED+                                                                               80,963
        8,147   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                         336,227
        7,529   THERAGENICS CORPORATION+                                                                                     12,498
        8,985   VEECO INSTRUMENTS INCORPORATED+                                                                             390,848
        4,804   ZOLL MEDICAL CORPORATION+                                                                                   126,633
                                                                                                                          6,028,226
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.51%
        7,275   INVACARE CORPORATION                                                                                        193,079
       13,249   PSS WORLD MEDICAL INCORPORATED+                                                                             311,484
                                                                                                                            504,563
                                                                                                                    ---------------
MEDICAL PRODUCTS: 0.32%
        7,449   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                   312,486
                                                                                                                    ---------------
METAL FABRICATE, HARDWARE: 0.13%
        3,824   CIRCOR INTERNATIONAL INCORPORATED                                                                           126,995
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.15%
        5,590   AMCOL INTERNATIONAL CORPORATION                                                                             152,048
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.94%
        1,341   BLYTH INCORPORATED                                                                                           41,906
       14,500   CENTRAL GARDEN & PET COMPANY CLASS A+                                                                       132,820
        7,761   DAKTRONICS INCORPORATED                                                                                      59,139
       14,007   HILLENBRAND INCORPORATED                                                                                    308,014
        6,279   JAKKS PACIFIC INCORPORATED+                                                                                  81,941
        3,821   KID BRANDS INCORPORATED+                                                                                     33,052
        3,847   LYDALL INCORPORATED                                                                                          30,199

                   Wells Fargo Advantage Master Portfolios 149


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
        4,812   RC2 CORPORATION+                                                                                    $        72,036
       12,065   SHUFFLE MASTER INCORPORATED+                                                                                 98,812
        2,806   STANDEX INTERNATIONAL CORPORATION                                                                            72,311
                                                                                                                            930,230
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.52%
        8,964   HSN INCORPORATED+                                                                                           263,900
        6,031   JO ANN STORES INCORPORATED+                                                                                 253,181
                                                                                                                            517,081
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.75%
        5,693   ARKANSAS BEST CORPORATION                                                                                   170,107
        6,520   FORWARD AIR CORPORATION                                                                                     171,476
       11,836   HEARTLAND EXPRESS INCORPORATED                                                                              195,294
        6,292   OLD DOMINION FREIGHT LINE INCORPORATED+                                                                     210,090
                                                                                                                            746,967
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.53%
        6,649   CASH AMERICA INTERNATIONAL INCORPORATED                                                                     262,503
        5,974   FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                                 128,859
        3,693   WORLD ACCEPTANCE CORPORATION+                                                                               133,243
                                                                                                                            524,605
                                                                                                                    ---------------
OFFICE SUPPLIES: 0.32%
       19,045   OFFICEMAX INCORPORATED+                                                                                     312,719
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 1.95%
        5,123   BASIC ENERGY SERVICES INCORPORATED+                                                                          39,498
        4,329   PETROLEUM DEVELOPMENT CORPORATION+                                                                          100,303
       11,937   PETROQUEST ENERGY INCORPORATED+                                                                              60,043
       12,178   PIONEER DRILLING COMPANY+                                                                                    85,733
        5,088   SEACOR HOLDINGS INCORPORATED+                                                                               410,398
        2,659   SEAHAWK DRILLING INCORPORATED+                                                                               50,122
       14,126   ST. MARY LAND & EXPLORATION COMPANY                                                                         491,726
        9,487   STONE ENERGY CORPORATION+                                                                                   168,394
        4,145   SUPERIOR WELL SERVICES+                                                                                      55,460
        8,443   SWIFT ENERGY COMPANY+                                                                                       259,538
       17,004   TETRA TECHNOLOGIES INCORPORATED+                                                                            207,789
                                                                                                                          1,929,004
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 1.00%
        8,723   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                          114,097
        2,557   CLEARWATER PAPER CORPORATION+                                                                               125,932
        3,297   NEENAH PAPER INCORPORATED                                                                                    52,224
        8,734   ROCK-TENN COMPANY CLASS A                                                                                   398,008
        3,981   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                               189,336
        2,856   STANDARD REGISTER COMPANY                                                                                    15,280
       11,029   WAUSAU PAPER CORPORATION                                                                                     94,188
                                                                                                                            989,065
                                                                                                                    ---------------
PERSONAL SERVICES: 0.51%
        7,002   COINSTAR INCORPORATED+                                                                                      227,565
        4,178   G&K SERVICES INCORPORATED CLASS A                                                                           108,127
        3,227   UNIFIRST CORPORATION                                                                                        166,191
                                                                                                                            501,883
                                                                                                                    ---------------

                  150 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.82%
       13,601   HEADWATERS INCORPORATED+                                                                            $        62,429
        9,798   HOLLY CORPORATION                                                                                           273,462
        3,732   WD-40 COMPANY                                                                                               122,522
       13,363   WORLD FUEL SERVICES CORPORATION                                                                             355,990
                                                                                                                    ---------------
                                                                                                                            814,403
PHARMACEUTICALS: 1.67%
        8,680   CATALYST HEALTH SOLUTIONS INCORPORATED+                                                                     359,178
        3,348   KENDLE INTERNATIONAL INCORPORATED+                                                                           58,523
        7,862   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                  194,978
        6,890   PHARMERICA CORPORATION+                                                                                     125,536
       12,492   SALIX PHARMACEUTICALS LIMITED+                                                                              465,327
       15,066   SAVIENT PHARMACEUTICALS INCORPORATED+                                                                       217,704
       17,435   VIROPHARMA INCORPORATED+                                                                                    237,639
                                                                                                                          1,658,885
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.91%
       10,499   BELDEN CDT INCORPORATED                                                                                     288,303
        4,552   BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                    102,739
       12,909   CENTURY ALUMINUM COMPANY+                                                                                   177,628
       10,309   CURTISS-WRIGHT CORPORATION                                                                                  358,753
        4,273   ENCORE WIRE CORPORATION                                                                                      88,878
        6,804   GIBRALTAR INDUSTRIES INCORPORATED+                                                                           85,798
        8,472   MUELLER INDUSTRIES INCORPORATED                                                                             226,965
        2,032   OLYMPIC STEEL INCORPORATED                                                                                   66,345
        6,763   RTI INTERNATIONAL METALS INCORPORATED+                                                                      205,122
        6,243   TEXAS INDUSTRIES INCORPORATED<<                                                                             213,323
        4,851   TREDEGAR CORPORATION                                                                                         82,855
                                                                                                                          1,896,709
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.26%
        9,022   BOWNE & COMPANY INCORPORATED                                                                                100,686
        2,513   CONSOLIDATED GRAPHICS INCORPORATED+                                                                         104,063
        6,538   EW SCRIPPS COMPANY+                                                                                          55,246
                                                                                                                            259,995
                                                                                                                    ---------------
REAL ESTATE: 0.15%
        7,153   MERITAGE CORPORATION+                                                                                       150,213
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 6.57%
        9,026   ACADIA REALTY TRUST                                                                                         161,204
       22,353   BIOMED REALTY TRUST INCORPORATED                                                                            369,719
       12,161   CEDAR SHOPPING CENTERS INCORPORATED                                                                          96,194
       14,921   COLONIAL PROPERTIES TRUST                                                                                   192,182
       27,948   DIAMONDROCK HOSPITALITY+                                                                                    282,554
        6,034   EASTGROUP PROPERTIES INCORPORATED                                                                           227,723
        9,626   ENTERTAINMENT PROPERTIES TRUST                                                                              395,917
       19,514   EXTRA SPACE STORAGE INCORPORATED                                                                            247,438
        8,188   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                    154,589
       15,240   FRANKLIN STREET PROPERTIES CORPORATION                                                                      219,913
       13,814   HEALTHCARE REALTY TRUST INCORPORATED                                                                        321,728
        7,868   HOME PROPERTIES INCORPORATED                                                                                368,222
       16,147   INLAND REAL ESTATE CORPORATION                                                                              147,745
        9,697   KILROY REALTY CORPORATION                                                                                   299,055
       14,175   KITE REALTY GROUP TRUST                                                                                      67,048
       15,527   LASALLE HOTEL PROPERTIES                                                                                    361,779

                  Wells Fargo Advantage Master Portfolios 151


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
       24,846   LEXINGTON CORPORATE PROPERTIES TRUST                                                                $       161,747
        5,245   LTC PROPERTIES INCORPORATED                                                                                 141,930
       18,095   MEDICAL PROPERTIES TRUST INCORPORATED                                                                       189,636
        6,547   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                              339,069
       18,658   NATIONAL RETAIL PROPERTIES INCORPORATED                                                                     425,962
        4,854   PARKWAY PROPERTIES INCORPORATED                                                                              91,158
        8,932   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                   111,382
       10,935   POST PROPERTIES INCORPORATED                                                                                240,789
        4,060   PS BUSINESS PARKS INCORPORATED                                                                              216,804
        6,192   SOVRAN SELF STORAGE INCORPORATED                                                                            215,853
        9,099   TANGER FACTORY OUTLET CENTERS INCORPORATED                                                                  392,713
        4,836   URSTADT BIDDLE PROPERTIES INCORPORATED                                                                       76,457
                                                                                                                          6,516,510
                                                                                                                    ---------------
RETAIL: 0.23%
       10,965   EZCORP INCORPORATED+                                                                                        225,879
                                                                                                                    ---------------
RETAIL, TRADE & SERVICES: 0.26%
        3,499   LUMBER LIQUIDATORS HOLDINGS INCORPORATED+                                                                    93,318
        4,936   MARINEMAX INCORPORATED+                                                                                      53,111
        5,143   PETMED EXPRESS INCORPORATED<<                                                                               114,020
                                                                                                                            260,449
                                                                                                                    ---------------
RETAIL-SPECIAL LINE: 0.24%
        3,259   BLUE NILE INCORPORATED+                                                                                     179,310
        4,035   NORTH AMERICAN WATCH CORPORATION                                                                             45,515
        5,335   ZALE CORPORATION+                                                                                            14,618
                                                                                                                            239,443
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.14%
        5,873   A. SCHULMAN INCORPORATED                                                                                    143,712
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.02%
        9,900   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                   165,231
        9,628   LABRANCHE & COMPANY INCORPORATED+                                                                            50,643
        9,566   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                         155,830
        3,565   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                       143,670
        6,949   STIFEL FINANCIAL CORPORATION+                                                                               373,509
        6,448   SWS GROUP INCORPORATED                                                                                       74,345
        7,444   TRADESTATION GROUP INCORPORATED+                                                                             52,182
                                                                                                                          1,015,410
                                                                                                                    ---------------
SOCIAL SERVICES: 0.14%
        1,833   ALMOST FAMILY INCORPORATED+                                                                                  69,086
        5,768   RES-CARE INCORPORATED+                                                                                       69,158
                                                                                                                            138,244
                                                                                                                    ---------------
SOFTWARE: 1.16%
        9,576   COMMVAULT SYSTEMS INCORPORATED+                                                                             204,448
       10,361   EPICOR SOFTWARE CORPORATION+                                                                                 99,051
        7,328   EPIQ SYSTEMS INCORPORATED+                                                                                   91,087
        7,990   JDA SOFTWARE GROUP INCORPORATED+                                                                            222,282
        9,286   PROGRESS SOFTWARE CORPORATION+                                                                              291,859
        6,685   SMITH MICRO SOFTWARE INCORPORATED+                                                                           59,095
       18,719   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                               184,382
                                                                                                                          1,152,204
                                                                                                                    ---------------

                  152 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.84%
        6,295   APOGEE ENTERPRISES INCORPORATED                                                                     $        99,524
        5,304   CABOT MICROELECTRONICS CORPORATION+                                                                         200,650
        4,306   CARBO CERAMICS INCORPORATED                                                                                 268,436
        9,858   EAGLE MATERIALS INCORPORATED                                                                                261,631
                                                                                                                            830,241
                                                                                                                    ---------------
TECHNOLOGY: 0.09%
        6,399   AVID TECHNOLOGY INCORPORATED+                                                                                88,178
                                                                                                                    ---------------
TEXTILE MILL PRODUCTS: 0.68%
        6,176   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                    132,969
       12,668   INTERFACE INCORPORATED                                                                                      146,695
        3,122   OXFORD INDUSTRIES INCORPORATED                                                                               63,470
       11,206   WOLVERINE WORLD WIDE INCORPORATED                                                                           326,767
                                                                                                                            669,901
                                                                                                                    ---------------
TEXTILES - PRODUCTS: 0.25%
       16,070   ICONIX BRAND GROUP INCORPORATED+                                                                            246,835
                                                                                                                    ---------------
TOBACCO PRODUCTS: 0.10%
       20,047   ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                    102,039
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.77%
        2,453   AIR METHODS CORPORATION+                                                                                     83,402
        3,396   ALLEGIANT TRAVEL COMPANY+                                                                                   196,493
        8,086   BRISTOW GROUP INCORPORATED+                                                                                 305,085
       12,604   SKYWEST INCORPORATED                                                                                        179,985
                                                                                                                            764,965
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.41%
        3,343   AEROVIRONMENT INCORPORATED+                                                                                  87,286
        2,748   ARCTIC CAT INCORPORATED+                                                                                     29,816
        4,512   ATC TECHNOLOGY CORPORATION+                                                                                  77,426
       19,902   BRUNSWICK CORPORATION                                                                                       317,835
       11,344   CLARCOR INCORPORATED                                                                                        391,255
       11,452   GENCORP INCORPORATED+                                                                                        65,964
        5,512   GROUP 1 AUTOMOTIVE INCORPORATED+                                                                            175,612
        5,180   HORNBECK OFFSHORE+                                                                                           96,193
       12,816   ORBITAL SCIENCES CORPORATION+                                                                               243,632
        7,396   POLARIS INDUSTRIES INCORPORATED                                                                             378,379
        7,399   SPARTAN MOTORS INCORPORATED                                                                                  41,434
        4,122   STANDARD MOTOR PRODUCTS INCORPORATED                                                                         40,890
        5,220   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                               83,938
        3,750   TRIUMPH GROUP INCORPORATED                                                                                  262,838
        6,542   WINNEBAGO INDUSTRIES INCORPORATED+                                                                           95,579
                                                                                                                          2,388,077
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 0.24%
        8,566   HUB GROUP INCORPORATED CLASS A+                                                                             239,677
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.47%
        9,188   HAIN CELESTIAL GROUP INCORPORATED+                                                                          159,412
        6,350   MYERS INDUSTRIES INCORPORATED                                                                                66,548
        2,881   NASH FINCH COMPANY                                                                                           96,946
        2,294   PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                      51,959
        3,607   SCHOOL SPECIALTY INCORPORATED+                                                                               81,915

                  Wells Fargo Advantage Master Portfolios 153


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
WHOLESALE TRADE NON-DURABLE GOODS (continued)
        5,052   SPARTAN STORES INCORPORATED                                                                         $        72,850
        4,117   THE ANDERSONS INCORPORATED                                                                                  137,837
        8,123   TRACTOR SUPPLY COMPANY                                                                                      471,540
        5,402   UNITED STATIONERS INCORPORATED+                                                                             317,908
                                                                                                                          1,456,915
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.69%
        3,763   A.M. CASTLE & COMPANY                                                                                        49,220
        8,390   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                                208,492
        9,766   BARNES GROUP INCORPORATED                                                                                   189,949
        5,570   DIGI INTERNATIONAL INCORPORATED+                                                                             59,265
       10,326   INSIGHT ENTERPRISES INCORPORATED+                                                                           148,281
        5,800   KAMAN CORPORATION CLASS A                                                                                   145,058
       13,124   KNIGHT TRANSPORTATION INCORPORATED                                                                          276,785
          901   LAWSON PRODUCTS INCORPORATED                                                                                 13,938
        2,749   MWI VETERINARY SUPPLY INCORPORATED+                                                                         111,060
       10,484   PEP BOYS-MANNY, MOE & JACK                                                                                  105,364
       11,063   POOL CORPORATION                                                                                            250,466
        6,237   TYLER TECHNOLOGIES INCORPORATED+                                                                            116,881
                                                                                                                          1,674,759
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $97,202,021)                                                                                   98,052,755
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 3.25%
COLLATERAL INVESTED IN OTHER ASSETS: 3.25%
$      65,225   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
                (MATURITY VALUE $65,225)                                                     0.01%     04/01/2010             65,225
       19,531   CALCASIEU PARISH LA+/-ss                                                     0.40      12/01/2027             19,531
       26,856   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                  0.38      06/01/2028             26,856
      538,100   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $538,100)                         0.02      04/01/2010            538,100
       12,927   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                    0.25      10/01/2038             12,927
       39,063   COOK COUNTY IL+/-ss                                                          0.25      11/01/2030             39,063
       48,916   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $48,916)                          0.03      04/01/2010             48,916
       75,098   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $75,098)                          0.01      04/01/2010             75,098
    1,742,565   GRYPHON FUNDING LIMITED(a)(i)                                                0.00      08/05/2010            716,194
        8,057   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                        0.33      11/01/2042              8,057
       24,414   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                      0.28      07/01/2029             24,414
        9,766   INDIANA MUNICIPAL POWER AGENCY+/-ss                                          0.30      01/01/2018              9,766
      326,121   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $326,121)                         0.01      04/01/2010            326,121
       14,649   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                       0.30      04/15/2025             14,649
        9,766   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                     0.34      01/01/2018              9,766
       28,540   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                     0.33      01/01/2034             28,540
       43,946   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                            0.34      07/01/2032             43,946
       14,649   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                            0.32      12/15/2040             14,648
    2,222,989   VFNC CORPORATION+/-(a)(i)++                                                  0.25      09/30/2010          1,200,414
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,878,167)                                                                  3,222,231
                                                                                                                    ----------------

                   154 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                           YIELD                            VALUE
-------------   -----------------------------------------------------------------   -------------                   ---------------
SHORT-TERM INVESTMENTS: 1.08%
MUTUAL FUNDS: 0.91%
      897,297   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                         0.09%                       $       897,297
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
US TREASURY BILLS: 0.17%
$     170,000   US TREASURY BILL## #                                                    0.08          05/06/2010            169,974
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,067,271)                                                                            1,067,271
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $101,147,459)*                                                       103.22%                                      102,342,257
OTHER ASSETS AND LIABILITIES, NET                                           (3.22)                                       (3,190,102)
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $    99,152,155
                                                                           ------                                   ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

#    Security pledged as collateral for futures transactions.

##   Zero coupon security. Rate represents yield to maturity.

* Cost for federal income tax purposes is $106,708,649 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 12,970,435
Gross unrealized depreciation    (17,336,827)
                                ------------
Net unrealized depreciation     $ (4,366,392)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 155


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 95.32%
APPAREL & ACCESSORY STORES: 8.22%
      292,420   CHARMING SHOPPES INCORPORATED+                                                                      $     1,596,613
      168,370   COLLECTIVE BRANDS INCORPORATED+                                                                           3,828,734
      188,300   DRESS BARN INCORPORATED+                                                                                  4,925,928
      272,440   FINISH LINE INCORPORATED CLASS A                                                                          4,446,221
      169,360   HANESBRANDS INCORPORATED+                                                                                 4,711,595
      114,150   RUE21 INCORPORATED+                                                                                       3,957,581
    1,124,790   WET SEAL INCORPORATED CLASS A+                                                                            5,354,000
                                                                                                                         28,820,672
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.12%
       87,841   COPART INCORPORATED+                                                                                      3,127,140
      391,400   SONIC AUTOMOTIVE INCORPORATED+                                                                            4,305,400
                                                                                                                          7,432,540
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.58%
      171,840   SEATTLE GENETICS INCORPORATED+                                                                            2,051,770
                                                                                                                    ---------------
BUSINESS SERVICES: 14.34%
      108,420   ARBITRON INCORPORATED<<                                                                                   2,890,477
      166,240   BOTTOMLINE TECHNOLOGIES INCORPORATED+                                                                     2,797,819
      520,080   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                      3,463,733
      202,720   CARDTRONICS INCORPORATED+                                                                                 2,520,347
       61,412   CONCUR TECHNOLOGIES INCORPORATED+                                                                         2,518,506
      190,450   MEDIDATA SOLUTIONS INCORPORATED+                                                                          2,894,840
      144,660   OMNICELL INCORPORATED+                                                                                    2,029,580
      274,180   PARAMETRIC TECHNOLOGY CORPORATION+                                                                        4,948,949
      339,280   PHASE FORWARD INCORPORATED+                                                                               4,434,390
      395,160   SFN GROUP INCORPORATED+                                                                                   3,165,232
      136,000   SKILLSOFT PLC ADR+                                                                                        1,403,520
      245,220   SUCCESSFACTORS INCORPORATED+                                                                              4,668,989
      188,970   SYKES ENTERPRISES INCORPORATED+                                                                           4,316,075
      139,790   TNS INCORPORATED+                                                                                         3,117,317
       68,610   ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                     2,260,700
      167,210   VOCUS INCORPORATED+                                                                                       2,850,931
                                                                                                                         50,281,405
                                                                                                                    ---------------
CASINO & GAMING: 0.64%
       55,020   BALLY TECHNOLOGIES INCORPORATED+<<                                                                        2,230,498
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 5.09%
      184,940   ALNYLAM PHARMACEUTICALS INCORPORATED+                                                                     3,147,679
      175,890   CRUCELL NV ADR+                                                                                           3,588,156
      168,530   ELIZABETH ARDEN INCORPORATED+                                                                             3,033,540
      205,845   INSPIRE PHARMACEUTICALS INCORPORATED+                                                                     1,284,473
      180,430   OLIN CORPORATION                                                                                          3,540,037
      163,790   TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION+                                                            3,262,697
                                                                                                                         17,856,582
                                                                                                                    ---------------
COMMERCIAL SERVICES: 0.48%
      104,070   TRANSCEND SERVICES INCORPORATED+                                                                          1,691,138
                                                                                                                    ---------------
COMMUNICATIONS: 1.52%
      268,850   ARUBA NETWORKS INCORPORATED+                                                                              3,672,491
       63,170   ASIAINFO HOLDINGS INCORPORATED+                                                                           1,672,742
                                                                                                                          5,345,233
                                                                                                                    ---------------

                   156 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS: 3.61%
      485,730   FBR CAPITAL MARKETS CORPORATION+                                                                    $     2,210,072
       27,660   HANCOCK HOLDING COMPANY                                                                                   1,156,465
      109,200   HOME BANCSHARES INCORPORATED                                                                              2,887,248
       61,450   SIGNATURE BANK+                                                                                           2,276,723
      111,300   WINTRUST FINANCIAL CORPORATION                                                                            4,141,473
                                                                                                                         12,671,981
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.84%
      211,190   TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                     2,933,429
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.98%
      156,910   EDUCATION MANAGEMENT CORPORATION+<<                                                                       3,436,329
                                                                                                                    ---------------
ELECTRONIC: 0.90%
      162,780   GENTEX CORPORATION                                                                                        3,161,188
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.32%
      189,400   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                                661,006
       44,970   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                      880,513
      776,930   ATMEL CORPORATION+                                                                                        3,907,958
       51,950   CALIX NETWORKS INCORPORATED+                                                                                698,728
      314,420   MICREL INCORPORATED                                                                                       3,351,717
      149,740   MICROSEMI CORPORATION+                                                                                    2,596,492
       95,420   NETLOGIC MICROSYSTEMS INCORPORATED+                                                                       2,808,211
      184,820   OSI SYSTEMS INCORPORATED+                                                                                 5,184,201
      281,840   PMC-SIERRA INCORPORATED+                                                                                  2,514,013
       75,690   POLYCOM INCORPORATED+                                                                                     2,314,600
       52,675   SILICON LABORATORIES INCORPORATED+<<                                                                      2,511,017
      176,550   TESSERA TECHNOLOGIES INCORPORATED+                                                                        3,580,434
       76,800   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   2,543,616
       76,520   VIASAT INCORPORATED+                                                                                      2,648,357
                                                                                                                         36,200,863
                                                                                                                    ---------------
ENVIRONMENTAL CONTROL: 0.51%
      104,190   CALGON CARBON CORPORATION+                                                                                1,783,733
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 0.96%
      119,590   UNITED NATURAL FOODS INCORPORATED+                                                                        3,364,067
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.95%
      204,060   99 CENTS ONLY STORES+                                                                                     3,326,178
                                                                                                                    ---------------
HEALTH CARE: 0.42%
       29,510   GEN-PROBE INCORPORATED+                                                                                   1,475,500
                                                                                                                    ---------------
HEALTH SERVICES: 3.41%
      123,120   GENOPTIX INCORPORATED+                                                                                    4,369,529
      108,190   LHC GROUP INCORPORATED+                                                                                   3,627,611
      260,550   NEKTAR THERAPEUTICS+                                                                                      3,962,966
                                                                                                                         11,960,106
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.25%
      242,880   ORION MARINE GROUP INCORPORATED+                                                                          4,383,984
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.37%
       77,890   FINANCIAL ENGINES INCORPORATED+                                                                           1,316,341
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 157


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.72%
      135,980   COLUMBUS MCKINNON CORPORATION+                                                                      $     2,158,003
      205,350   ENTEGRIS INCORPORATED+                                                                                    1,034,964
      227,100   INTERMEC INCORPORATED+                                                                                    3,220,278
      233,970   NETEZZA CORPORATION+                                                                                      2,992,476
      128,010   RIVERBED TECHNOLOGY INCORPORATED+                                                                         3,635,484
                                                                                                                         13,041,205
                                                                                                                    ---------------
INSURANCE CARRIERS: 2.03%
       82,120   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                                 2,676,291
       16,700   ENSTAR GROUP LIMITED+                                                                                     1,154,972
      119,210   VALIDUS HOLDINGS LIMITED                                                                                  3,281,851
                                                                                                                          7,113,114
                                                                                                                    ---------------
LEISURE, SPORTING & RECREATION: 1.09%
      146,610   DICK'S SPORTING GOODS INCORPORATED+                                                                       3,827,987
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.76%
      158,170   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                           2,938,799
       82,455   ARGON ST INCORPORATED+                                                                                    2,194,128
      400,530   DEXCOM INCORPORATED+                                                                                      3,897,157
      215,860   EMDEON INCORPORATED+                                                                                      3,566,007
      421,730   ENDOLOGIX INCORPORATED+                                                                                   1,703,789
       60,310   HEARTWARE INTERNATIONAL INCORPORATED+                                                                     2,681,986
      599,508   INFINERA CORPORATION+<<                                                                                   5,107,808
      216,100   SENSATA TECHNOLOGIES HOLDINGS N.V+                                                                        3,881,156
       98,505   SONOSITE INCORPORATED+                                                                                    3,162,996
      340,900   SPECTRANETICS CORPORATION+                                                                                2,355,619
      104,510   ZOLL MEDICAL CORPORATION+                                                                                 2,754,884
                                                                                                                         34,244,329
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.12%
      100,540   INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                               3,916,033
                                                                                                                    ---------------
METAL MINING: 0.58%
      150,560   THOMPSON CREEK METALS COMPANY INCORPORATED+                                                               2,037,077
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.92%
      138,050   STR HOLDINGS INCORPORATED+                                                                                3,244,175
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.84%
      232,570   HEARTLAND EXPRESS INCORPORATED                                                                            3,837,405
      112,250   WERNER ENTERPRISES INCORPORATED                                                                           2,600,833
                                                                                                                          6,438,238
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 3.92%
      218,120   COMPLETE PRODUCTION SERVICES INCORPORATED+                                                                2,519,286
       42,720   COMSTOCK RESOURCES INCORPORATED+                                                                          1,358,496
       74,850   CONCHO RESOURCES INCORPORATED+                                                                            3,769,446
      233,150   GULFPORT ENERGY CORPORATION+                                                                              2,620,606
      165,280   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                    3,474,186
                                                                                                                         13,742,020
                                                                                                                    ---------------
PAPER & RELATED PRODUCTS: 0.52%
      155,190   KAPSTONE PAPER AND PACKAGING CORPORATION+                                                                 1,842,105
                                                                                                                    ---------------
PHARMACEUTICALS: 0.52%
      165,950   ISIS PHARMACEUTICALS INCORPORATED+                                                                        1,812,174
                                                                                                                    ---------------

                   158 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
PRIMARY METAL INDUSTRIES: 1.76%
      313,710   HORSEHEAD HOLDING CORPORATION+                                                                      $     3,714,326
      140,960   STEEL DYNAMICS INCORPORATED                                                                               2,462,571
                                                                                                                          6,176,897
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.79%
      169,400   ROVI CORPORATION+                                                                                         6,289,822
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.63%
       64,350   GENESEE & WYOMING INCORPORATED+                                                                           2,195,622
                                                                                                                    ---------------
RENTAL AUTO/EQUIPMENT: 0.67%
      236,390   HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                     2,361,536
                                                                                                                    ---------------
RETAIL-SPECIAL LINE: 1.12%
      173,910   ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+                                                            3,933,844
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.01%
      106,300   JARDEN CORPORATION                                                                                        3,538,727
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.85%
       94,710   EVERCORE PARTNERS INCORPORATED CLASS A                                                                    2,841,300
      362,300   GFI GROUP INCORPORATED                                                                                    2,094,094
       94,940   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                       1,546,573
                                                                                                                          6,481,967
                                                                                                                    ---------------
SOFTWARE: 1.54%
      105,730   COMMVAULT SYSTEMS INCORPORATED+                                                                           2,257,336
      144,510   SOLARWINDS INCORPORATED+                                                                                  3,130,087
                                                                                                                          5,387,423
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.36%
      170,000   US AIRWAYS GROUP INCORPORATED+                                                                            1,249,500
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 1.06%
      132,770   HUB GROUP INCORPORATED CLASS A+                                                                           3,714,905
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $268,409,380)                                                                                 334,312,237
                                                                                                                    ---------------

   PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 1.99%
COLLATERAL INVESTED IN OTHER ASSETS: 1.99%
$     222,088   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
                VALUE $222,088)                                                          0.01%        04/01/2010            222,088
       66,503   CALCASIEU PARISH LA+/-ss                                                 0.40         12/01/2027             66,503
       91,442   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.38         06/01/2028             91,442
    1,832,204   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,832,205)                   0.02         04/01/2010          1,832,204
       44,017   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.25         10/01/2038             44,017
      133,007   COOK COUNTY IL+/-ss                                                      0.25         11/01/2030            133,007
      166,558   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $166,558)                     0.03         04/01/2010            166,558
      255,706   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $255,706)                     0.01         04/01/2010            255,706
    2,310,770   GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/05/2010            949,727
       27,433   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.33         11/01/2042             27,433

                   Wells Fargo Advantage Master Portfolios 159


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
-------------   -----------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      83,129   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28%        07/01/2029    $        83,129
       33,252   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.30         01/01/2018             33,252
    1,110,425   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,110,425)                   0.01         04/01/2010          1,110,425
       49,878   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.30         04/15/2025             49,878
       33,252   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.34         01/01/2018             33,252
       97,178   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.33         01/01/2034             97,178
      149,633   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.34         07/01/2032            149,633
       49,878   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.32         12/15/2040             49,877
    2,947,847   VFNC CORPORATION+/-(a)(i)++                                              0.25         09/30/2010          1,591,838
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,530,892)                                                                 6,987,147
                                                                                                                    ---------------

    SHARES                                                                              YIELD
-------------                                                                       -------------
SHORT-TERM INVESTMENTS: 4.19%
MUTUAL FUNDS: 4.19%
   14,708,242   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                          0.09                            14,708,242
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,708,242)                                                                          14,708,242
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $289,648,514)*                                                       101.50%                                      356,007,626
OTHER ASSETS AND LIABILITIES, NET                                           (1.50)                                       (5,257,419)
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $   350,750,207
                                                                           ------                                   ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $306,097,849 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 70,979,900
Gross unrealized depreciation    (21,070,123)
                                ------------
Net unrealized appreciation     $ 49,909,777

The accompanying notes are an integral part of these financial statements.

                   160 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.82%
AMUSEMENT & RECREATION SERVICES: 0.71%
       45,460   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                          $     1,171,498
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 5.54%
       37,730   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                              1,680,872
       58,100   DSW INCORPORATED CLASS A+                                                                                 1,483,293
       84,900   HANESBRANDS INCORPORATED+                                                                                 2,361,918
       64,400   TRUE RELIGION APPAREL INCORPORATED+                                                                       1,955,184
       87,490   VOLCOM INCORPORATED+                                                                                      1,707,805
                                                                                                                          9,189,072
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.85%
      105,520   ASBURY AUTOMOTIVE GROUP INCORPORATED+                                                                     1,403,416
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.00%
       76,310   TUTOR PRINI CORPORATION+                                                                                  1,659,743
                                                                                                                    ---------------
BUSINESS SERVICES: 7.76%
      153,240   AIRCASTLE LIMITED                                                                                         1,451,183
       34,540   CACI INTERNATIONAL INCORPORATED CLASS A+                                                                  1,687,279
      203,740   EARTHLINK INCORPORATED                                                                                    1,739,940
       21,170   MICROSTRATEGY INCORPORATED CLASS A+                                                                       1,800,932
       27,520   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+                                                               1,510,022
       47,610   RENT-A-CENTER INCORPORATED+                                                                               1,125,977
       65,740   SYNNEX CORPORATION+                                                                                       1,943,274
       81,500   TAL INTERNATIONAL GROUP INCORPORATED                                                                      1,628,370
                                                                                                                         12,886,977
                                                                                                                    ---------------
CASINO & GAMING: 1.11%
      101,180   AMERISTAR CASINOS INCORPORATED                                                                            1,843,500
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 4.86%
       45,900   CYTEC INDUSTRIES INCORPORATED                                                                             2,145,366
       83,200   OLIN CORPORATION                                                                                          1,632,384
      101,810   ROCKWOOD HOLDINGS INCORPORATED+                                                                           2,710,182
       79,130   TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION+                                                            1,576,270
                                                                                                                          8,064,202
                                                                                                                    ---------------
COMMUNICATIONS: 1.10%
      533,340   CINCINNATI BELL INCORPORATED+                                                                             1,818,689
                                                                                                                    ---------------
COMMUNICATIONS EQUIPMENT: 0.96%
       56,970   COMMSCOPE INCORPORATED+                                                                                   1,596,299
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 1.13%
       51,760   LEXMARK INTERNATIONAL INCORPORATED+                                                                       1,867,501
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.91%
       27,720   CHEMED CORPORATION                                                                                        1,507,414
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 13.22%
      121,400   ASSOCIATED BANC-CORP                                                                                      1,675,320
       46,870   BANK OF THE OZARKS INCORPORATED                                                                           1,649,355
       76,990   CARDINAL FINANCIAL CORPORATION                                                                              822,253
       32,200   CITY NATIONAL CORPORATION                                                                                 1,737,834
      105,640   EAST WEST BANCORP INCORPORATED<<                                                                          1,840,249
      118,609   FIRST HORIZON NATIONAL CORPORATION+                                                                       1,666,454

                   Wells Fargo Advantage Master Portfolios 161


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS (continued)
       70,400   MB FINANCIAL INCORPORATED                                                                           $     1,586,112
      117,000   NORTHWEST BANCSHARES INCORPORATED                                                                         1,373,580
       85,210   PACWEST BANCORP                                                                                           1,944,492
       72,700   PINNACLE FINANCIAL PARTNERS INCORPORATED+                                                                 1,098,497
       30,900   SVB FINANCIAL GROUP+                                                                                      1,441,794
      131,850   UMPQUA HOLDINGS CORPORATION                                                                               1,748,331
       88,010   WASHINGTON FEDERAL INCORPORATED                                                                           1,788,363
       42,190   WINTRUST FINANCIAL CORPORATION                                                                            1,569,890
                                                                                                                         21,942,524
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.82%
       48,000   ENERGEN CORPORATION                                                                                       2,233,440
       78,830   GREAT PLAINS ENERGY INCORPORATED                                                                          1,463,873
       94,180   PORTLAND GENERAL ELECTRIC COMPANY                                                                         1,818,616
       35,780   UNITIL CORPORATION                                                                                          831,885
                                                                                                                          6,347,814
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.58%
      176,700   AVIAT NETWORKS INCORPORATED+                                                                              1,171,521
       49,980   COMTECH TELECOMMUNICATIONS CORPORATION+                                                                   1,598,860
      131,700   GRAFTECH INTERNATIONAL LIMITED+                                                                           1,800,339
      324,010   RF MICRO DEVICES INCORPORATED+                                                                            1,613,570
      159,060   TTM TECHNOLOGIES INCORPORATED+                                                                            1,412,453
                                                                                                                          7,596,743
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.74%
       47,930   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                1,678,029
       35,080   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                  1,215,873
                                                                                                                          2,893,902
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.85%
       80,770   CABELA'S INCORPORATED+                                                                                    1,412,667
                                                                                                                    ---------------
HEALTH SERVICES: 1.04%
      107,520   HEALTHWAYS INCORPORATED+                                                                                  1,727,846
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.54%
      172,320   GREAT LAKES DREDGE & DOCK COMPANY                                                                           904,680
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.39%
       78,510   GAYLORD ENTERTAINMENT COMPANY+<<                                                                          2,299,558
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.62%
      101,920   ALTRA HOLDINGS INCORPORATED+                                                                              1,399,362
       41,760   BLACK BOX CORPORATION                                                                                     1,284,538
                                                                                                                          2,683,900
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.12%
       62,060   AMERIGROUP CORPORATION+                                                                                   2,062,874
       45,071   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                                 1,468,864
       91,410   UNITED FIRE & CASUALTY COMPANY                                                                            1,644,466
                                                                                                                          5,176,204
                                                                                                                    ---------------
INVESTMENT COMPANIES: 1.20%
      156,600   APOLLO INVESTMENT CORPORATION                                                                             1,993,518
                                                                                                                    ---------------

                   162 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
LEISURE, SPORTING & RECREATION: 2.05%
      184,290   CALLAWAY GOLF COMPANY                                                                               $     1,625,438
       57,180   GENESCO INCORPORATED+                                                                                     1,773,152
                                                                                                                          3,398,590
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.13%
       45,360   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                       1,872,007
                                                                                                                    ---------------
METAL FABRICATE, HARDWARE: 1.62%
      134,860   CHART INDUSTRIES INCORPORATED+                                                                            2,697,200
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.67%
       74,610   RC2 CORPORATION+                                                                                          1,116,912
                                                                                                                    ---------------
MISCELLANEOUS REPAIR SERVICES: 1.04%
      150,890   DYNCORP INTERNATIONAL INCORPORATED+                                                                       1,733,726
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 4.02%
       68,410   BERRY PETROLEUM COMPANY CLASS A                                                                           1,926,426
      252,900   GLOBAL INDUSTRIES LIMITED+                                                                                1,623,618
      156,200   KEY ENERGY SERVICES INCORPORATED+                                                                         1,491,710
       38,400   UNIT CORPORATION+                                                                                         1,623,552
                                                                                                                          6,665,306
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 1.44%
      117,250   TEMPLE-INLAND INCORPORATED                                                                                2,395,418
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.07%
       63,400   HOLLY CORPORATION                                                                                         1,769,494
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.99%
       78,840   AMERICAN GREETINGS CORPORATION CLASS A                                                                    1,643,026
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 9.64%
       51,150   AMERICAN CAMPUS COMMUNITIES                                                                               1,414,809
      112,190   BIOMED REALTY TRUST INCORPORATED                                                                          1,855,623
       46,290   CORPORATE OFFICE PROPERTIES TRUST                                                                         1,857,618
      100,700   DUPONT FABROS TECHNOLOGY INCORPORATION                                                                    2,174,113
      116,220   FIRST POTOMAC REALTY TRUST                                                                                1,746,787
      100,580   LASALLE HOTEL PROPERTIES                                                                                  2,343,514
      104,500   REDWOOD TRUST INCORPORATED                                                                                1,611,390
       39,200   SOVRAN SELF STORAGE INCORPORATED                                                                          1,366,512
      146,594   SUNSTONE HOTEL INVESTORS INCORPORATED                                                                     1,637,455
                                                                                                                         16,007,821
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.76%
       94,980   COOPER TIRE & RUBBER COMPANY                                                                              1,806,520
      126,970   TITAN INTERNATIONAL INCORPORATED<<                                                                        1,108,448
                                                                                                                          2,914,968
                                                                                                                    ---------------
SATELLITE: 1.46%
      299,790   IRADIUM COMMUNICATIONS INCORPORATED+<<                                                                    2,431,297
                                                                                                                    ---------------
SOCIAL SERVICES: 0.96%
      132,340   RES-CARE INCORPORATED+                                                                                    1,586,757
                                                                                                                    ---------------
SOFTWARE: 0.98%
       53,870   DIGITAL RIVER INCORPORATED+                                                                               1,632,261
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 163


Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
TRANSPORTATION BY AIR: 3.41%
      334,160   AIRTRAN HOLDINGS INCORPORATED+                                                                      $     1,697,533
       74,830   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                                3,969,732
                                                                                                                          5,667,265
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 3.22%
       83,490   MARTEN TRANSPORT LIMITED+                                                                                 1,645,588
       66,460   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 1,553,835
       30,560   TRIUMPH GROUP INCORPORATED                                                                                2,141,950
                                                                                                                          5,341,373
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 0.89%
       51,470   GATX CORPORATION                                                                                          1,474,616
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.42%
       83,590   A.M. CASTLE & COMPANY                                                                                     1,093,357
       36,620   WESCO INTERNATIONAL INCORPORATED+                                                                         1,271,080
                                                                                                                          2,364,437
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $114,079,991)                                                                                 160,700,141
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
-------------                                                                       -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 1.93%
COLLATERAL INVESTED IN OTHER ASSETS: 1.93%
$      70,778   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
                VALUE $70,778)                                                           0.01%        04/01/2010             70,778
       21,194   CALCASIEU PARISH LA+/-ss                                                 0.40         12/01/2027             21,194
       29,142   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.38         06/01/2028             29,142
      583,910   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $583,910)                     0.02         04/01/2010            583,910
       14,028   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.25         10/01/2038             14,028
       42,388   COOK COUNTY IL+/-ss                                                      0.25         11/01/2030             42,388
       53,081   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $53,081)                      0.03         04/01/2010             53,081
       81,492   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $81,492)                      0.01         04/01/2010             81,492
    1,617,785   GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/05/2010            664,910
        8,743   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.33         11/01/2042              8,743
       26,493   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28         07/01/2029             26,493
       10,597   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.30         01/01/2018             10,597
      353,885   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $353,885)                     0.01         04/01/2010            353,885
       15,896   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.30         04/15/2025             15,896
       10,597   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.34         01/01/2018             10,597
       30,970   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.33         01/01/2034             30,970
       47,687   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.34         07/01/2032             47,687
       15,896   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.32         12/15/2040             15,894
    2,063,807   VFNC CORPORATION+/-(a)(i)++                                              0.25         09/30/2010          1,114,456
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,876,714)                                                                 3,196,141
                                                                                                                    ---------------

                   164 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                           YIELD                            VALUE
-------------   -----------------------------------------------------------------   -------------                   ---------------
SHORT-TERM INVESTMENTS: 2.60%
MUTUAL FUNDS: 2.60%
    4,319,642   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                         0.09%                       $     4,319,642
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,319,642)                                                                            4,319,642
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $121,276,347)*                                                       101.35%                                      168,215,924
OTHER ASSETS AND LIABILITIES, NET                                           (1.35)                                       (2,245,612)
                                                                           ------                                   ---------------
TOTAL NET ASSETS                                                           100.00%                                  $   165,970,312
                                                                           ------                                   ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $146,644,524 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 48,627,735
Gross unrealized depreciation    (27,056,335)
                                ------------
Net unrealized appreciation     $ 21,571,400

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 165


Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.31%
AMUSEMENT & RECREATION SERVICES: 0.09%
        3,300   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                          $        85,041
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 5.02%
        1,800   ABERCROMBIE & FITCH COMPANY CLASS A                                                                          82,152
       24,300   BEBE STORES INCORPORATED                                                                                    216,270
       44,700   CHARMING SHOPPES INCORPORATED+                                                                              244,062
        1,700   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                                 75,735
       31,300   CHRISTOPHER & BANKS CORPORATION                                                                             250,400
        4,800   CITI TRENDS INCORPORATED+                                                                                   155,712
       40,100   COLDWATER CREEK INCORPORATED+                                                                               278,294
       22,170   COLLECTIVE BRANDS INCORPORATED+                                                                             504,146
        2,600   COLUMBIA SPORTSWEAR COMPANY                                                                                 136,578
       62,411   DELIA*S INCORPORATED+                                                                                       107,971
       14,400   DESTINATION MATERNITY CORPORATION+                                                                          369,504
       37,000   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                               473,970
       29,482   LIZ CLAIBORNE INCORPORATED+                                                                                 219,051
       12,900   MAIDENFORM BRANDS INCORPORATED+                                                                             281,865
       84,700   NEW YORK & COMPANY INCORPORATED+                                                                            405,713
        4,500   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       163,440
        5,600   STAGE STORES INCORPORATED                                                                                    86,184
       12,500   THE CATO CORPORATION CLASS A                                                                                268,000
       34,900   WET SEAL INCORPORATED CLASS A+                                                                              166,124
                                                                                                                          4,485,171
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.90%
        8,032   MIDAS INCORPORATED+                                                                                          90,601
       20,020   MONRO MUFFLER BRAKE INCORPORATED                                                                            715,915
                                                                                                                            806,516
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.09%
        1,200   CEPHALON INCORPORATED+                                                                                       81,336
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.97%
       12,111   CAVCO INDUSTRIES INCORPORATED+                                                                              413,470
       42,005   PALM HARBOR HOMES INCORPORATED+                                                                              84,430
       16,775   TUTOR PRINI CORPORATION+                                                                                    364,856
                                                                                                                            862,756
                                                                                                                    ---------------
BUSINESS SERVICES: 7.39%
       22,639   ABM INDUSTRIES INCORPORATED                                                                                 479,947
        4,800   ADMINISTAFF INCORPORATED                                                                                    102,432
       62,100   APAC CUSTOMER SERVICES INCORPORATED+                                                                        357,075
       83,392   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                       526,204
        9,000   BARRETT BUSINESS SERVICES INCORPORATED                                                                      122,040
       13,900   CAI INTERNATIONAL INCORPORATED+                                                                             171,248
       38,800   CONVERGYS CORPORATION+                                                                                      475,688
       12,200   FAIR ISAAC CORPORATION                                                                                      309,148
       34,639   GEO GROUP INCORPORATED+                                                                                     686,545
       17,350   GERBER SCIENTIFIC INCORPORATED+                                                                             107,744
       19,000   GSE SYSTEMS INCORPORATED+                                                                                   102,790
       22,500   HACKETT GROUP INCORPORATED+                                                                                  62,550
       21,806   HEALTHCARE SERVICES GROUP                                                                                   488,236
      125,310   HILL INTERNATIONAL INCORPORATED+                                                                            730,557
       46,100   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                       167,343

                   166 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
BUSINESS SERVICES (continued)
        5,600   MDC PARTNERS INCORPORATED                                                                           $        57,960
        9,600   MENTOR GRAPHICS CORPORATION+                                                                                 76,992
       33,300   MONSTER WORLDWIDE INCORPORATED+                                                                             553,113
       31,591   PLATO LEARNING INCORPORATED+                                                                                175,646
        5,600   ROLLINS INCORPORATED                                                                                        121,408
        7,000   SYKES ENTERPRISES INCORPORATED+                                                                             159,880
       71,095   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                     565,916
                                                                                                                          6,600,462
                                                                                                                    ---------------
CASINO & GAMING: 0.23%
       83,410   CENTURY CASINOS INCORPORATED+                                                                               208,525
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 3.17%
       21,700   ELIZABETH ARDEN INCORPORATED+                                                                               390,600
       38,500   FERRO CORPORATION                                                                                           338,415
       21,300   ICO INCORPORATED                                                                                            172,104
        1,775   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                              84,614
       13,500   LANDEC CORPORATION+                                                                                          89,505
       26,900   OLIN CORPORATION                                                                                            527,778
       50,420   ORASURE TECHNOLOGIES INCORPORATED+                                                                          298,991
       69,726   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                      627,534
        6,100   ROCKWOOD HOLDINGS INCORPORATED+                                                                             162,382
        3,600   RPM INTERNATIONAL INCORPORATED                                                                               76,824
       15,652   SERACARE LIFE SCIENCES INCORPORATED+                                                                         62,608
                                                                                                                          2,831,355
                                                                                                                    ---------------
COMMUNICATIONS: 1.31%
       71,645   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                     275,833
       63,220   CINCINNATI BELL INCORPORATED+                                                                               215,580
        9,100   KRATOS DEFENSE & SECURITY SOLUTIONS INCORPORATED+                                                           129,857
       21,800   PREMIERE GLOBAL SERVICES INCORPORATED+                                                                      180,068
      192,190   SANDVINE CORPORATION+(a)                                                                                    369,293
                                                                                                                          1,170,631
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.02%
       13,880   CHICAGO BRIDGE & IRON COMPANY NV+                                                                           322,849
        7,800   COMFORT SYSTEMS USA INCORPORATED                                                                             97,422
        9,400   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                               250,134
       22,640   MATRIX SERVICE COMPANY+                                                                                     243,606
                                                                                                                            914,011
                                                                                                                    ---------------
DATA SERVICES: 0.25%
       38,395   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                219,235
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 8.05%
       15,075   1ST UNITED BANCORP INCORPORATED+                                                                            121,354
       18,721   ASSOCIATED BANC-CORP                                                                                        258,350
        8,600   ASTORIA FINANCIAL CORPORATION                                                                               124,700
       11,642   BANCORP INCORPORATED+                                                                                       103,614
        3,100   BANK OF THE OZARKS INCORPORATED                                                                             109,089
       10,800   BANNER CORPORATION                                                                                           41,472
       18,300   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                              134,871
       16,900   BROOKLINE BANCORP INCORPORATED                                                                              179,816
        1,700   CATHAY GENERAL BANCORPORATION                                                                                19,805
        5,190   CITY NATIONAL CORPORATION                                                                                   280,104

                   Wells Fargo Advantage Master Portfolios 167


Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS (continued)
        4,000   COLUMBIA BANKING SYSTEM INCORPORATED                                                                $        81,240
        4,100   EAST WEST BANCORP INCORPORATED                                                                               71,422
       12,900   FIRST BUSEY CORPORATION                                                                                      57,018
        2,400   FIRST FINANCIAL CORPORATION                                                                                  69,504
       12,177   FIRST HORIZON NATIONAL CORPORATION+                                                                         171,083
       13,300   FIRST MIDWEST BANCORP INCORPORATED                                                                          180,215
        5,970   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                   84,893
       32,308   FIRST SECURITY GROUP INCORPORATED                                                                            69,785
       38,000   GLACIER BANCORP INCORPORATED                                                                                578,740
        5,400   GREAT SOUTHERN BANCORP INCORPORATION                                                                        121,176
        5,150   HANCOCK HOLDING COMPANY                                                                                     215,322
        2,600   HUDSON VALLEY HOLDING CORPORATION                                                                            62,920
        6,470   IBERIABANK CORPORATION                                                                                      388,265
        3,400   NBT BANCORP INCORPORATED                                                                                     77,690
       30,800   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                     509,432
       22,000   NEWALLIANCE BANCSHARES INCORPORATED                                                                         277,640
       13,500   NEWBRIDGE BANCORPORATION+                                                                                    47,925
        4,400   NORTHRIM BANCORP INCORPORATED                                                                                75,152
        2,635   NORTHWEST BANCSHARES INCORPORATED                                                                            30,935
        9,200   PACIFIC CONTINENTAL CORPORATION                                                                              96,600
       24,900   PACIFIC PREMIER BANCORP INCORPORATED+                                                                       122,010
        9,300   PACWEST BANCORP                                                                                             212,226
        3,900   STELLARONE CORPORATION                                                                                       52,143
       22,900   STERLING BANCSHARES INCORPORATED                                                                            127,782
        4,300   TCF FINANCIAL CORPORATION                                                                                    68,542
        6,000   TEXAS CAPITAL BANCSHARES INCORPORATED+                                                                      113,940
       10,100   UMB FINANCIAL CORPORATION                                                                                   410,060
       22,248   UNITED COMMUNITY BANKS INCORPORATED+                                                                         98,114
        8,710   UNIVEST CORPORATION OF PENNSYLVANIA                                                                         162,790
        7,000   WASHINGTON BANKING COMPANY                                                                                   88,130
       26,650   WASHINGTON FEDERAL INCORPORATED                                                                             541,528
       11,699   WEST COAST BANCORP (OREGON)                                                                                  30,183
        8,730   WESTERN LIBERTY BANCORP+                                                                                     61,110
       24,170   WHITNEY HOLDING CORPORATION                                                                                 333,304
        7,890   WILMINGTON TRUST CORPORATION                                                                                130,737
                                                                                                                          7,192,731
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 0.20%
       21,600   SUPPORT.COM INCORPORATED+                                                                                    70,632
       19,100   WEB.COM GROUP INCORPORATED+                                                                                 104,095
                                                                                                                            174,727
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.72%
        3,700   CEC ENTERTAINMENT INCORPORATED+                                                                             140,933
       11,000   MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                                 110,770
       14,300   MORTON'S RESTAURANT GROUP INCORPORATED+                                                                      87,373
        7,900   O'CHARLEYS INCORPORATED+                                                                                     70,626
       46,400   WENDY'S ARBY'S GROUP INCORPORATED                                                                           232,000
                                                                                                                            641,702
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.19%
       11,900   LEARNING TREE INTERNATIONAL INCORPORATED+                                                                   167,433
       58,950   VOYAGER EXPANDED LEARNING CORPORATION(a)                                                                          0
                                                                                                                            167,433
                                                                                                                    ---------------

                   168 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.76%
       12,796   ALLETE INCORPORATED                                                                                 $       428,410
        4,900   BLACK HILLS CORPORATION                                                                                     148,715
       15,100   CLEAN HARBORS INCORPORATED+                                                                                 838,956
        8,975   EL PASO CORPORATION                                                                                          97,289
       26,677   EL PASO ELECTRIC COMPANY+                                                                                   549,546
       15,065   NEWALTA INCORPORATED                                                                                        137,092
        3,400   NICOR INCORPORATED                                                                                          142,528
        3,500   PORTLAND GENERAL ELECTRIC COMPANY                                                                            67,585
        1,700   WGL HOLDINGS INCORPORATED                                                                                    58,905
                                                                                                                          2,469,026
                                                                                                                    ---------------
ELECTRONIC: 0.82%
       37,765   GENTEX CORPORATION                                                                                          733,396
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.71%
       24,300   ADAPTEC INCORPORATED+                                                                                        79,461
        9,900   ADC TELECOMMUNICATIONS INCORPORATED+                                                                         72,369
        7,700   ARRIS GROUP INCORPORATED+                                                                                    92,477
       55,200   ATMI INCORPORATED+                                                                                        1,065,912
        6,400   AVIAT NETWORKS INCORPORATED+                                                                                 42,432
       13,400   CTS CORPORATION                                                                                             126,228
        3,600   DIODES INCORPORATED+                                                                                         80,640
       33,560   GRAFTECH INTERNATIONAL LIMITED+                                                                             458,765
        8,400   HELEN OF TROY LIMITED+                                                                                      218,904
       10,100   HOUSTON WIRE & CABLE COMPANY                                                                                116,958
       10,600   IMATION CORPORATION+                                                                                        116,706
       16,250   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                 91,813
        9,600   INTERSIL CORPORATION CLASS A                                                                                141,696
       15,700   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                      304,423
       17,100   MIPS TECHNOLOGIES INCORPORATED+                                                                              76,266
       37,500   MOLEX INCORPORATED CLASS A                                                                                  661,875
      295,510   MRV COMMUNICATIONS INCORPORATED+                                                                            393,028
       12,280   OSI SYSTEMS INCORPORATED+                                                                                   344,454
       76,325   POWER-ONE INCORPORATED+                                                                                     322,092
       20,656   RICHARDSON ELECTRONICS LIMITED                                                                              164,215
        6,700   SPECTRUM BRANDS INCORPORATED+                                                                               183,446
       67,382   TECHNITROL INCORPORATED                                                                                     355,777
       12,500   TELLABS INCORPORATED                                                                                         94,625
      154,325   TRIDENT MICROSYSTEMS INCORPORATED+                                                                          268,526
        5,500   UNIVERSAL ELECTRONICS INCORPORATED+                                                                         122,870
                                                                                                                          5,995,958
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.10%
       32,500   CRA INTERNATIONAL INCORPORATED+                                                                             744,900
       10,135   INFINITY PHARMACEUTICALS INCORPORATED+                                                                       61,824
       39,260   SYMYX TECHNOLOGIES INCORPORATED+                                                                            176,277
                                                                                                                            983,001
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.44%
        3,700   CROWN HOLDINGS INCORPORATED+                                                                                 99,752
       17,500   QUANEX BUILDING PRODUCTS CORPORATION                                                                        289,275
                                                                                                                            389,027
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 169


Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
FOOD & KINDRED PRODUCTS: 0.42%
        4,600   AMERICAN ITALIAN PASTA COMPANY CLASS A+                                                             $       178,802
       13,240   DEL MONTE FOODS COMPANY                                                                                     193,304
                                                                                                                            372,106
                                                                                                                    ---------------
FOOD STORES: 0.70%
       50,400   WINN-DIXIE STORES INCORPORATED+                                                                             629,496
                                                                                                                    ---------------
FOOTWEAR: 0.12%

          800   DECKERS OUTDOOR CORPORATION+                                                                                110,400
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.48%

       15,400   FURNITURE BRANDS INTERNATIONAL INCORPORATED+                                                                 99,022
        6,000   HNI CORPORATION                                                                                             159,780
        7,600   KIMBALL INTERNATIONAL INCORPORATED CLASS B                                                                   52,820
       17,200   LSI INDUSTRIES INCORPORATED                                                                                 117,304
                                                                                                                            428,926
                                                                                                                    ---------------
HEALTH SERVICES: 3.39%
       33,800   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                                91,936
       11,400   AMERICAN DENTAL PARTNERS INCORPORATED+                                                                      148,770
       29,100   BIOSCRIP INCORPORATED+                                                                                      232,218
       21,600   CARDIAC SCIENCE CORPORATION+                                                                                 40,392
       22,317   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      225,625
        7,100   EMERITUS CORPORATION+                                                                                       144,485
       23,135   ENSIGN GROUP INCORPORATED                                                                                   400,930
       24,000   FIVE STAR QUALITY CARE INCORPORATED+                                                                         73,200
        8,340   GENTIVA HEALTH SERVICES INCORPORATED+                                                                       235,855
        4,440   HEALTHSOUTH REHABILITATION CORPORATION+                                                                      83,028
      356,800   HOOPER HOLMES INCORPORATED+                                                                                 310,416
        2,800   HUMANA INCORPORATED+                                                                                        130,956
       12,000   LHC GROUP INCORPORATED+                                                                                     402,360
       13,805   MDS INCORPORATED+                                                                                           111,959
       15,500   NAUTILUS GROUP INCORPORATED+                                                                                 46,810
       33,723   NOVAMED INCORPORATED+                                                                                       114,658
        8,600   REHABCARE GROUP INCORPORATED+                                                                               234,522
                                                                                                                          3,028,120
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.46%
        1,500   GRANITE CONSTRUCTION INCORPORATED                                                                            45,330
        7,275   MYR GROUP INCORPORATED+                                                                                     118,655
       15,833   STERLING CONSTRUCTION COMPANY INCORPORATED+                                                                 248,895
                                                                                                                            412,880
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.12%
       58,938   EMPIRE RESORTS INCORPORATED                                                                                 107,267
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.86%
       18,510   ACTUANT CORPORATION CLASS A                                                                                 361,871
       12,200   ALTRA HOLDINGS INCORPORATED+                                                                                167,506
        7,900   BLOUNT INTERNATIONAL INCORPORATED+                                                                           81,844
        9,300   COLUMBUS MCKINNON CORPORATION+                                                                              147,591
       29,520   CRAY INCORPORATED+                                                                                          175,644
        2,600   DIEBOLD INCORPORATED                                                                                         82,576
       15,500   FLANDER CORPORATION+                                                                                         58,900
        3,200   GARDNER DENVER INCORPORATED                                                                                 140,928
      103,990   INTERMEC INCORPORATED+                                                                                    1,474,578

                  170 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        9,500   INTEVAC INCORPORATED+                                                                               $       131,290
        1,256   KADANT INCORPORATED+                                                                                         18,099
       12,800   KENNAMETAL INCORPORATED                                                                                     359,936
       23,374   MODINE MANUFACTURING COMPANY+                                                                               262,724
       17,700   NN INCORPORATED+                                                                                             97,350
      164,500   QUANTUM CORPORATION+                                                                                        432,635
       18,600   SPARTECH CORPORATION                                                                                        217,620
        2,700   TENNANT COMPANY                                                                                              73,953
        1,900   TIMKEN COMPANY                                                                                               57,019
                                                                                                                          4,342,064
                                                                                                                    ---------------
INSURANCE CARRIERS: 4.00%
       13,400   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                             142,710
        8,850   AMERISAFE INCORPORATED+                                                                                     144,875
       14,311   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                                   466,395
       26,987   BROWN & BROWN INCORPORATED                                                                                  483,607
        5,100   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                 128,316
       11,100   DONEGAL GROUP INCORPORATED CLASS A                                                                          161,061
        3,100   EMC INSURANCE GROUP INCORPORATED                                                                             69,812
       10,900   HALLMARK FINANCIAL SERVICES INCORPORATED+                                                                    98,100
       29,982   MEADOWBROOK INSURANCE GROUP INCORPORATED                                                                    236,858
        6,745   MERCURY GENERAL CORPORATION                                                                                 294,891
        7,005   NYMAGIC INCORPORATED                                                                                        148,716
        9,000   ONEBEACON INSURANCE GROUP LIMITED                                                                           155,250
        8,600   PENN MILLERS HOLDING CORPORATION+                                                                           104,490
       20,700   PMA CAPITAL CORPORATION CLASS A+                                                                            127,098
       22,500   SEABRIGHT INSURANCE HOLDINGS                                                                                247,725
        4,200   STATE AUTO FINANCIAL CORPORATION                                                                             75,390
       35,318   STEWART INFORMATION SERVICES CORPORATION                                                                    487,388
                                                                                                                          3,572,682
                                                                                                                    ---------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.39%
      421,960   SANDSTORM RESOURCES LIMITED+                                                                                344,830
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.29%
        7,400   SHOE CARNIVAL INCORPORATED+                                                                                 169,164
        3,700   WEYCO GROUP INCORPORATED                                                                                     87,024
                                                                                                                            256,188
                                                                                                                    ---------------
LEGAL SERVICES: 0.35%
        6,900   RAYONIER INCORPORATED                                                                                       313,467
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.55%
       19,815   NOBILITY HOMES INCORPORATED                                                                                 193,989
       16,063   SKYLINE CORPORATION                                                                                         298,772
                                                                                                                            492,761
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.20%
       61,859   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                    231,971
       15,200   CANTEL INDUSTRIES                                                                                           301,720
        9,163   COHERENT INCORPORATED+                                                                                      292,849
        6,000   HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                       109,080
       46,100   HEALTHTRONICS INCORPORATED+                                                                                 165,038
       27,625   HERLEY INDUSTRIES INCORPORATED+                                                                             404,983
        2,600   ICU MEDICAL INCORPORATED+                                                                                    89,570
       38,330   ION GEOPHYSICAL CORPORATION+                                                                                188,584

                  Wells Fargo Advantage Master Portfolios 171


Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                           VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      108,601   LTX-CREDENCE CORPORATION+                                                                           $       329,061
       19,700   MEDICAL ACTION INDUSTRIES INCORPORATED+                                                                     241,719
       36,000   NEWPORT CORPORATION+                                                                                        450,000
        3,700   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                                   40,182
       37,300   PERKINELMER INCORPORATED                                                                                    891,470
        9,700   WATERS CORPORATION+                                                                                         655,138
        9,500   ZOLL MEDICAL CORPORATION+                                                                                   250,420
                                                                                                                          4,641,785
                                                                                                                    ---------------
MEDIA: 0.29%
       39,820   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                      262,414
                                                                                                                    ---------------
METAL MINING: 2.75%
       11,995   ELDORADO GOLD CORPORATION+                                                                                  144,900
        3,680   GOLDCORP INCORPORATED                                                                                       136,970
      130,400   GREAT BASIN GOLD LIMITED+                                                                                   225,592
      105,940   PETAQUILLA MINERALS LIMITED+                                                                                 58,267
       21,075   RANDGOLD RESOURCES LIMITED ADR                                                                            1,619,192
        5,905   ROYAL GOLD INCORPORATED                                                                                     272,870
                                                                                                                          2,457,791
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.35%
       38,030   ACCO BRANDS CORPORATION+                                                                                    291,310
       10,133   BLYTH INCORPORATED                                                                                          316,656
       17,000   KID BRANDS INCORPORATED+                                                                                    147,050
       25,600   LEAPFROG ENTERPRISES INCORPORATED+                                                                          167,680
        8,200   RC2 CORPORATION+                                                                                            122,754
        6,300   STANDEX INTERNATIONAL CORPORATION                                                                           162,351
                                                                                                                          1,207,801
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.73%
       12,400   AC MOORE ARTS & CRAFTS INCORPORATED+                                                                         36,332
       71,300   OFFICE DEPOT INCORPORATED+                                                                                  568,974
       10,200   PC MALL INCORPORATED+                                                                                        51,612
                                                                                                                            656,918
                                                                                                                    ---------------
MOTION PICTURES: 0.07%
        2,200   ASCENT MEDIA CORPORATION+                                                                                    59,950
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.38%
       11,200   ARKANSAS BEST CORPORATION                                                                                   334,656
        7,650   YRC WORLDWIDE INCORPORATED+                                                                                   4,160
                                                                                                                            338,816
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.16%
      151,271   CAPITALSOURCE INCORPORATED                                                                                  845,605
       36,158   MCG CAPITAL CORPORATION+                                                                                    188,383
                                                                                                                          1,033,988
                                                                                                                    ---------------
NURSING HOME: 0.06%
        1,521   ASSISTED LIVING CONCEPTS INCORPORATED+                                                                       49,950
                                                                                                                    ---------------
OIL & GAS EXPLORATION: 0.06%
       17,300   CRIMSON EXPLORATION INCORPORATED+                                                                            50,516
                                                                                                                    ---------------

                  172 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
OIL & GAS EXTRACTION: 5.88%
        3,400   ATWOOD OCEANICS INCORPORATED+                                                                       $       117,742
       12,400   COMPLETE PRODUCTION SERVICES INCORPORATED+                                                                  143,220
        2,100   COMSTOCK RESOURCES INCORPORATED+                                                                             66,780
        8,305   FOREST OIL CORPORATION+                                                                                     214,435
       72,994   GLOBAL INDUSTRIES LIMITED+                                                                                  468,621
       22,155   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                  288,680
        8,500   HERCULES OFFSHORE INCORPORATED+                                                                              36,635
       29,530   KEY ENERGY SERVICES INCORPORATED+                                                                           282,012
       63,839   MCMORAN EXPLORATION COMPANY+                                                                                933,965
      139,245   NEWPARK RESOURCES INCORPORATED+                                                                             731,036
        5,235   OCEANEERING INTERNATIONAL INCORPORATED+                                                                     332,370
        3,465   PRIDE INTERNATIONAL INCORPORATED+                                                                           104,331
       13,005   RANGE RESOURCES CORPORATION                                                                                 609,544
       14,040   SANDRIDGE ENERGY INCORPORATED+                                                                              108,108
       14,800   STONE ENERGY CORPORATION+                                                                                   262,700
        5,000   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                      105,100
        1,900   UNIT CORPORATION+                                                                                            80,332
       34,950   WARREN RESOURCES INCORPORATED+                                                                               88,074
       23,204   WILLBROS GROUP INCORPORATED+                                                                                278,680
                                                                                                                          5,252,365
                                                                                                                    ---------------
OIL & GAS-EQUIPMENT & SERVICES: 0.10%
       12,000   CAL DIVE INTERNATIONAL INCORPORATED+                                                                         87,960
                                                                                                                    ---------------
OIL & OIL SERVICES: 0.26%
        6,010   HELMERICH & PAYNE INCORPORATED                                                                              228,861
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.78%
        4,835   CELLU TISSUE HOLDINGS INCORPORATED+                                                                          48,253
        9,000   CLEARWATER PAPER CORPORATION+                                                                               443,250
        3,200   SONOCO PRODUCTS COMPANY                                                                                      98,528
       12,475   WAUSAU PAPER CORPORATION                                                                                    106,537
                                                                                                                            696,568
                                                                                                                    ---------------
PERSONAL SERVICES: 0.42%
        3,700   COINSTAR INCORPORATED+                                                                                      120,250
       13,800   REGIS CORPORATION                                                                                           257,784
                                                                                                                            378,034
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.66%
        7,700   DELEK US HOLDINGS INCORPORATED                                                                               56,056
       28,664   INTEROIL CORPORATION+                                                                                     1,857,427
       14,000   WD-40 COMPANY                                                                                               459,620
                                                                                                                          2,373,103
                                                                                                                    ---------------
PHARMACEUTICALS: 0.16%
        7,800   PHARMERICA CORPORATION+                                                                                     142,116
                                                                                                                    ---------------
PIPELINES: 0.13%
        2,300   ENBRIDGE ENERGY PARTNERS LP                                                                                 116,311
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.30%
        3,600   BELDEN CDT INCORPORATED                                                                                      98,856
        6,400   MUELLER INDUSTRIES INCORPORATED                                                                             171,456
                                                                                                                            270,312
                                                                                                                    ---------------

                  Wells Fargo Advantage Master Portfolios 173


Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.52%

        5,900   AMERICAN GREETINGS CORPORATION CLASS A                                                              $       122,956
        9,100   ENNIS INCORPORATED                                                                                          148,057
        4,900   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                  20,580
        6,700   MULTI-COLOR CORPORATION                                                                                      80,266
       19,900   PRESSTEK INCORPORATED+                                                                                       89,152
                                                                                                                            461,011
                                                                                                                    ---------------
PROPERTY - CASUALTY INSURANCE: 0.07%
        2,500   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                               62,500
                                                                                                                    ---------------
PUBLISHING: 0.15%
       34,472   CAMBIUM LEARNING GROUP INCORPORATED+                                                                        137,888
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 8.41%
        6,500   AGREE REALTY CORPORATION                                                                                    148,590
       31,120   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                      534,642
      113,677   ANWORTH MORTGAGE ASSET CORPORATION                                                                          766,183
       37,555   CAPSTEAD MORTGAGE CORPORATION                                                                               449,158
       14,200   CEDAR SHOPPING CENTERS INCORPORATED                                                                         112,322
      301,681   CHIMERA INVESTMENT CORPORATION                                                                            1,173,539
        2,800   COLONIAL PROPERTIES TRUST                                                                                    36,064
       29,212   EXTERRAN HOLDINGS INCORPORATED+                                                                             706,054
       25,104   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                    473,964
        4,200   FRANKLIN STREET PROPERTIES CORPORATION                                                                       60,606
       10,420   HATTERAS FINANCIAL CORPORATION                                                                              268,523
       43,360   HILLTOP HOLDINGS INCORPORATED+                                                                              509,480
        4,500   LASALLE HOTEL PROPERTIES                                                                                    104,850
       30,483   LEXINGTON CORPORATE PROPERTIES TRUST                                                                        198,444
       16,050   MEDICAL PROPERTIES TRUST INCORPORATED                                                                       168,204
       78,795   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                       579,931
      122,575   ORIGEN FINANCIAL INCORPORATED+                                                                              204,700
       39,606   PRIMORIS SERVICES CORPORATION                                                                               306,550
        8,045   REDWOOD TRUST INCORPORATED                                                                                  124,054
        5,370   SILVER STANDARD RESOURCES INCORPORATED+                                                                      95,532
       30,008   THOMAS PROPERTIES GROUP INCORPORATED                                                                         99,927
       13,000   U-STORE-IT TRUST                                                                                             93,600
       36,755   UMH PROPERTIES INCORPORATED                                                                                 300,288
                                                                                                                          7,515,205
                                                                                                                    ---------------
RETAIL-DRUG STORES: 0.06%
        2,555   VITAMIN SHOPPE INCORPORATED+                                                                                 57,360
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.92%
      104,868   INTERTAPE POLYMER GROUP INCORPORATED+                                                                       347,113
        5,021   JARDEN CORPORATION                                                                                          167,149
       14,663   SEALED AIR CORPORATION                                                                                      309,096
                                                                                                                            823,358
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.43%
       10,200   ALLIANCE BERNSTEIN HOLDING LP                                                                               312,732
        9,700   TRADESTATION GROUP INCORPORATED+                                                                             67,997
                                                                                                                            380,729
                                                                                                                    ---------------
SOFTWARE: 2.33%
       17,700   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                      102,837
       24,200   CHORDIANT SOFTWARE INCORPORATED+                                                                            122,694

                   174 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                                            VALUE
-------------   -------------------------------------------------------------------------------------------------   ---------------
SOFTWARE (continued)
       23,600   ELECTRONIC ARTS INCORPORATED+                                                                       $       440,376
       18,700   EPICOR SOFTWARE CORPORATION+                                                                                178,772
        7,800   EPIQ SYSTEMS INCORPORATED+                                                                                   96,954
       17,200   JDA SOFTWARE GROUP INCORPORATED+                                                                            478,504
       14,800   LAWSON SOFTWARE INCORPORATED+                                                                                97,828
        8,200   NOVELL INCORPORATED+                                                                                         49,118
        6,900   PROS HOLDINGS INCORPORATED+                                                                                  68,172
       49,355   REALNETWORKS INCORPORATED+                                                                                  238,385
        4,533   SYBASE INCORPORATED+                                                                                        211,328
                                                                                                                          2,084,968
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.82%
       70,855   AIRTRAN HOLDINGS INCORPORATED+                                                                              359,943
       31,125   JETBLUE AIRWAYS CORPORATION+                                                                                173,678
        2,856   PHI INCORPORATED (VOTING)+                                                                                   63,346
        6,615   PHI INCORPORATED (NON-VOTING)+                                                                              140,106
                                                                                                                            737,073
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 0.49%
        7,400   ATC TECHNOLOGY CORPORATION+                                                                                 126,984
       11,898   EXIDE TECHNOLOGIES+                                                                                          68,414
       21,700   SPARTAN MOTORS INCORPORATED                                                                                 121,520
        2,800   WABTEC CORPORATION                                                                                          117,936
                                                                                                                            434,854
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 0.26%
        8,200   DYNAMEX INCORPORATED+                                                                                       141,040
        3,200   GATX CORPORATION                                                                                             91,680
                                                                                                                            232,720
                                                                                                                    ---------------
WATER TRANSPORTATION: 0.02%
        2,700   HORIZON LINES INCORPORATED                                                                                   14,688
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.26%
       10,300   SCHOOL SPECIALTY INCORPORATED+                                                                              233,913
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.27%
        2,900   BARNES GROUP INCORPORATED                                                                                    56,405
        4,300   INTERLINE BRANDS INCORPORATED+                                                                               82,302
       16,700   KAMAN CORPORATION CLASS A                                                                                   417,667
        5,800   LKQ CORPORATION+                                                                                            117,740
        1,700   OMNICARE INCORPORATED                                                                                        48,093
        2,700   OWENS & MINOR INCORPORATED                                                                                  125,253
       33,996   PATRICK INDUSTRIES INCORPORATED+                                                                             98,588
       12,200   WILLIS LEASE FINANCE CORPORATION+                                                                           192,516
                                                                                                                          1,138,564
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $73,117,958)                                                                                   86,043,617
                                                                                                                    ---------------
INVESTMENT COMPANIES: 0.28%
        9,579   KBW REGIONAL BANKING ETF                                                                                    251,161
TOTAL INVESTMENT COMPANIES (COST $212,809)                                                                                  251,161
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 175


Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

    SHARES      SECURITY NAME                                                                      DIVIDEND YIELD        VALUE
-------------   --------------------------------------------------------------------------------   --------------   ---------------
PREFERRED STOCKS: 0.32%
        1,200   CARRIAGE SERVICES INCORPORATED (FUNERAL SERVICES & RELATED ITEMS)(a)                    11.86%      $        35,400
           55   CENTER FINANCIAL CORPORATION SERIES B (BANKING)(a)(i)                                   12.00                71,133
        3,600   LASALLE HOTEL PROPERTIES (REAL ESTATE INVESTMENT TRUST)                                  8.42                85,572
        3,953   SVB CAPITAL II (COMMERCIAL BANKS)                                                        7.54                91,710
TOTAL PREFERRED STOCKS (COST $200,498)                                                                                      283,815
                                                                                                                    ---------------

                                                                                                        YIELD
                                                                                                   --------------
SHORT-TERM INVESTMENTS: 2.76%
MUTUAL FUNDS: 2.76%
    2,471,710   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                                          0.09             2,471,710
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,471,710)                                                                            2,471,710
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $76,002,975)*                                                                        99.67%                        89,050,303
OTHER ASSETS AND LIABILITIES, NET                                                           0.33                            292,715
                                                                                          ------                    ---------------
TOTAL NET ASSETS                                                                          100.00%                   $    89,343,018
                                                                                          ------                    ---------------

----------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $80,086,381 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 21,772,730
Gross unrealized depreciation    (12,808,808)
                                ------------
Net unrealized appreciation     $  8,963,922

The accompanying notes are an integral part of these financial statements.

                   176 Wells Fargo Advantage Master Portfolios


                Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

                                                                        C&B Large    Disciplined
                                                                        Cap Value       Growth
                                                                        Portfolio     Portfolio
                                                                      ------------   -----------
ASSETS
   Investments
      In unaffiliated securities (including securities on loan) ...   $590,320,572   $68,509,276
      In affiliated securities ....................................     16,713,155     1,008,460
                                                                      ------------   -----------
   Total investments at value (see cost below) ....................    607,033,727    69,517,736
                                                                      ------------   -----------
   Segregated cash ................................................              0             0
   Foreign currency, at value (see cost below) ....................              0             0
   Receivable for investments sold ................................              0             0
   Receivables for dividends ......................................      1,208,534       139,950
   Unrealized appreciation on forward foreign currency contracts ..              0             0
                                                                      ------------   -----------
Total Assets ......................................................    608,242,261    69,657,686
                                                                      ------------   -----------
LIABILITIES
   Variation margin payable on futures contracts ..................              0             0
   Payable for investments purchased ..............................      6,672,717             0
   Unrealized depreciation of forward foreign currency contracts ..              0             0
   Payable upon receipt of securities loaned ......................      7,272,712     1,026,018
   Payable to investment advisor and affiliates ...................        325,943        38,694
   Payable for custodian fee ......................................          3,601         1,471
   Accrued expenses and other liabilities .........................         16,098        14,518
                                                                      ------------   -----------
Total liabilities .................................................     14,291,071     1,080,701
                                                                      ------------   -----------
TOTAL NET ASSETS ..................................................   $593,951,190   $68,576,985
                                                                      ============   ===========
Investments, at cost ..............................................   $592,591,105   $57,528,737
                                                                      ------------   -----------
Securities on loan, at value ......................................   $  6,893,910   $   762,000
                                                                      ------------   -----------
Foreign currencies, at cost .......................................   $          0   $         0
                                                                      ------------   -----------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 177


Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

  Emerging       Equity         Equity                       International   International
   Growth        Income          Value           Index           Core            Growth
 Portfolio      Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
-----------   ------------   ------------   --------------   -------------   -------------


$39,585,513   $230,229,278   $533,272,028   $2,058,091,066    $55,136,838    $150,380,706
    663,091      2,670,386      9,199,253       45,906,568      1,193,423       3,339,209
-----------   ------------   ------------   --------------    -----------    ------------
 40,248,604    232,899,664    542,471,281    2,103,997,634     56,330,261     153,719,915
-----------   ------------   ------------   --------------    -----------    ------------
          0              0              0                0      1,136,500               0
          0              0              0                0         65,751          75,679
    220,571              0     15,566,036                0              0         974,428
     29,016        178,344        520,195        2,675,446        175,665         353,630
          0              0              0                0         61,382              22
-----------   ------------   ------------   --------------    -----------    ------------
 40,498,191    233,078,008    558,557,512    2,106,673,080     57,769,559     155,123,674
-----------   ------------   ------------   --------------    -----------    ------------

          0              0              0           57,750              0               0
    282,293              0     19,533,051          436,477        630,928       1,549,067
          0              0              0                0          6,544              25
  1,796,247      1,332,544     11,670,492       13,336,663              0               0
     25,576        121,836        293,409          120,229         43,513          89,043
      3,233              0          6,055           20,949         41,887         257,573
     15,451         20,494         21,924           36,352         38,041          36,657
-----------   ------------   ------------   --------------    -----------    ------------
  2,122,800      1,474,874     31,524,931       14,008,420        760,913       1,932,365
-----------   ------------   ------------   --------------    -----------    ------------
$38,375,391   $231,603,134   $527,032,581   $2,092,664,660    $57,008,646    $153,191,309
===========   ============   ============   ==============    ===========    ============
$30,874,003   $210,533,453   $460,708,060   $2,009,396,672    $48,802,625    $134,311,852
-----------   ------------   ------------   --------------    -----------    ------------
$ 1,189,257   $  1,351,980   $ 12,895,930   $    9,619,845    $         0    $          0
-----------   ------------   ------------   --------------    -----------    ------------
$         0   $          0   $          0   $            0    $    65,275    $     75,679
-----------   ------------   ------------   --------------    -----------    ------------

                   178 Wells Fargo Advantage Master Portfolios


                Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

                                                                       International   International
                                                                           Index           Value
                                                                         Portfolio       Portfolio
                                                                       -------------   -------------
ASSETS
   Investments
      In unaffiliated securities (including securities on loan) ....    $55,835,338     $295,777,116
      In affiliated securities .....................................        511,273        7,289,152
                                                                        -----------     ------------
   Total investments at value (see cost below) .....................     56,346,611      303,066,268
                                                                        -----------     ------------
   Segregated cash .................................................              0                0
   Foreign currency, at value (see cost below) .....................        331,686        7,099,150
   Variation margin receivable on futures contracts ................        245,471                0
   Receivable for investments sold .................................              0                0
   Receivables for dividends .......................................        269,812        1,610,226
   Receivable from investment advisor and affiliates ...............         34,984                0
   Unrealized appreciation on forward foreign currency contracts ...          5,521                0
                                                                        -----------     ------------
Total Assets .......................................................     57,234,085      311,775,644
                                                                        -----------     ------------
LIABILITIES
   Foreign taxes payable ...........................................         10,996          108,770
   Payable to custodian for overdrafts .............................              0                0
   Variation margin payable on futures contracts ...................          6,132                0
   Payable for investments purchased ...............................              0          107,343
   Unrealized depreciation of forward foreign currency contracts ...          3,071                0
   Payable upon receipt of securities loaned .......................              0                0
   Payable to investment advisor and affiliates ....................              0          210,079
   Payable for custodian fee .......................................        267,695          292,394
   Payable for audit fee ...........................................         17,741           12,929
   Accrued expenses and other liabilities ..........................         15,904           45,193
                                                                        -----------     ------------
Total liabilities ..................................................        321,539          776,708
                                                                        -----------     ------------
TOTAL NET ASSETS ...................................................    $56,912,546     $310,998,936
                                                                        ===========     ============
Investments, at cost ...............................................    $53,989,895     $330,963,573
                                                                        -----------     ------------
Securities on loan, at value .......................................    $         0     $          0
                                                                        -----------     ------------
Foreign currencies, at cost ........................................    $   332,358     $  7,154,058
                                                                        -----------     ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 179


Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

  Large Cap    Large Company     Small Cap    Small Company   Small Company      Strategic
Appreciation       Growth          Index          Growth          Value          Small Cap
  Portfolio      Portfolio       Portfolio      Portfolio       Portfolio     Value Portfolio
------------   -------------   ------------   -------------   -------------   ---------------


 $69,316,624    $644,899,937   $101,444,960    $341,299,384    $163,896,282     $86,578,593
           0       7,933,097        897,297      14,708,242       4,319,642       2,471,710
 -----------    ------------   ------------    ------------    ------------     -----------
  69,316,624     652,833,034    102,342,257     356,007,626     168,215,924      89,050,303
 -----------    ------------   ------------    ------------    ------------     -----------
           0               0              0               0               0          50,000
           0               0              0               0               0               0
           0               0              0               0               0               0
   1,186,578      18,190,303          1,300       5,563,772       1,197,363         409,792
      81,827         285,452         88,939          39,875         187,539         151,475
           0               0              0               0               0               0
           0               0              0               0               0               0
 -----------    ------------   ------------    ------------    ------------     -----------
  70,585,029     671,308,789    102,432,496     361,611,273     169,600,826      89,661,570
 -----------    ------------   ------------    ------------    ------------     -----------

           0               0              0               0               0               0
     179,672               0              0               0               0               0
           0               0          9,512               0               0               0
           0       9,913,718        147,897       3,799,879         430,015         234,749
           0               0              0               0               0               0
   1,179,884       5,978,335      3,081,883       6,801,035       3,065,842               0
      35,558         277,609         13,294         235,437         111,234          61,461
       2,546           4,087         10,422           5,643           7,468           7,823
      10,638          17,768         13,347          13,752          12,161          11,641
       1,601          14,737          3,986           5,320           3,794           2,878
 -----------    ------------   ------------    ------------    ------------     -----------
   1,409,899      16,206,254      3,280,341      10,861,066       3,630,514         318,552
 -----------    ------------   ------------    ------------    ------------     -----------
 $69,175,130    $655,102,535   $ 99,152,155    $350,750,207    $165,970,312     $89,343,018
 ===========    ============   ============    ============    ============     ===========
 $57,425,355    $553,098,991   $101,147,459    $289,648,514    $121,276,347     $76,002,975
 -----------    ------------   ------------    ------------    ------------     -----------
 $   776,150    $  3,853,597   $  1,572,059    $  5,508,335    $  1,742,951     $         0
 -----------    ------------   ------------    ------------    ------------     -----------
 $         0    $          0   $          0    $          0    $          0     $         0
 -----------    ------------   ------------    ------------    ------------     -----------

                   180 Wells Fargo Advantage Master Portfolios


   Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

                                                                                        C&B Large    Disciplined
                                                                                        Cap Value      Growth
                                                                                        Portfolio     Portfolio
                                                                                      ------------   -----------
INVESTMENT INCOME
   Dividends(1) ...................................................................   $  5,884,299    $  474,578
   Interest .......................................................................              0             0
   Income from affiliated securities ..............................................          9,199           722
   Securities lending income ......................................................         10,664         1,011
                                                                                      ------------    ----------
Total investment income ...........................................................      5,904,162       476,311
                                                                                      ------------    ----------
EXPENSES
   Advisory fees ..................................................................      2,044,092       235,558
   Custody fees ...................................................................         18,944         3,242
   Professional fees ..............................................................         18,902        19,394
   Other fees and expenses ........................................................         13,632         7,352
                                                                                      ------------    ----------
Total expenses ....................................................................      2,095,570       265,546
                                                                                      ------------    ----------
LESS
   Waived fees and/or reimbursed expenses .........................................        (68,598)            0
   Net expenses ...................................................................      2,026,972       265,546
                                                                                      ------------    ----------
Net investment income (loss) ......................................................      3,877,190       210,765
                                                                                      ------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency translation ...    (19,403,831)    2,383,763
   Affiliated securities ..........................................................              0             0
   Forward foreign currency contracts .............................................              0             0
   Futures transactions ...........................................................              0             0
                                                                                      ------------    ----------
Net realized gain (loss) from investments .........................................    (19,403,831)    2,383,763
                                                                                      ------------    ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency translation ...     70,751,791     3,736,949
   Affiliated securities ..........................................................              0             0
   Forward foreign currency contracts .............................................              0             0
   Futures transactions ...........................................................              0             0
                                                                                      ------------    ----------
Net change in unrealized appreciation (depreciation) of investments ...............     70,751,791     3,736,949
                                                                                      ------------    ----------
Net realized and unrealized gain on investments ...................................     51,347,960     6,120,712
                                                                                      ------------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................   $ 55,225,150    $6,331,477
                                                                                      ============    ==========

(1) Net of foreign withholding taxes of ...........................................   $      7,082    $        0

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 181


Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

  Emerging       Equity        Equity                    International   International
   Growth        Income        Value          Index           Core          Growth
 Portfolio     Portfolio     Portfolio      Portfolio      Portfolio       Portfolio
-----------   -----------   -----------   ------------   -------------   -------------

$    44,068   $ 2,834,835   $ 3,928,056   $ 19,978,246    $   399,268      $  840,522
          0             0             0          2,477              0               0
        776             0         2,500          9,216          2,772           1,546
     13,962         1,892        24,877        137,384          4,104           7,393
-----------   -----------   -----------   ------------    -----------      ----------
     58,806     2,836,727     3,955,433     20,127,323        406,144         849,461
-----------   -----------   -----------   ------------    -----------      ----------

    177,275       794,975     1,712,881        875,174        263,152         679,551
      4,537         9,133        18,268         68,468         49,216         275,518
     19,394        23,478        17,649         23,660         24,564          24,788
      7,272        10,169        13,079         29,075         14,226          12,310
-----------   -----------   -----------   ------------    -----------      ----------
    208,478       837,755     1,761,877        996,377        351,158         992,167
-----------   -----------   -----------   ------------    -----------      ----------

    (12,358)       (4,135)      (59,020)        (7,064)       (12,546)       (161,987)
    196,120       833,620     1,702,857        989,313        338,612         830,180
-----------   -----------   -----------   ------------    -----------      ----------
   (137,314)    2,003,107     2,252,576     19,138,010         67,532          19,281
-----------   -----------   -----------   ------------    -----------      ----------


 10,797,923    (5,607,484)   24,124,035     14,987,315      8,564,401       2,283,441
          0             0             0         25,601              0               0
          0             0             0              0         (8,069)         (3,709)
          0             0             0      3,085,831              0               0
-----------   -----------   -----------   ------------    -----------      ----------
 10,797,923    (5,607,484)   24,124,035     18,098,747      8,556,332       2,279,732
-----------   -----------   -----------   ------------    -----------      ----------

 (5,069,232)   25,200,842    35,516,973    181,377,738     (6,538,455)       (291,921)
          0             0             0      3,102,890              0               0
          0             0             0              0        497,413              (3)
          0             0             0        101,911              0               0
-----------   -----------   -----------   ------------    -----------      ----------
 (5,069,232)   25,200,842    35,516,973    184,582,539     (6,041,042)       (291,924)
-----------   -----------   -----------   ------------    -----------      ----------
  5,728,691    19,593,358    59,641,008    202,681,286      2,515,290       1,987,808
-----------   -----------   -----------   ------------    -----------      ----------
$ 5,591,377   $21,596,465   $61,893,584   $221,819,296    $ 2,582,822      $2,007,089
===========   ===========   ===========   ============    ===========      ==========
$         0   $         0   $    17,301   $          0    $    37,658      $   67,010

                   182 Wells Fargo Advantage Master Portfolios


   Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

                                                                                      International   International
                                                                                          Index           Value
                                                                                        Portfolio       Portfolio
                                                                                      -------------   -------------
INVESTMENT INCOME
   Dividends(1) ...................................................................    $  574,150     $  3,095,614
   Interest .......................................................................             0                0
   Income from affiliated securities ..............................................         2,021            4,037
   Securities lending income ......................................................        17,405           39,906
                                                                                       ----------     ------------
Total investment income ...........................................................       593,576        3,139,557
                                                                                       ----------     ------------
EXPENSES
   Advisory fees ..................................................................        97,052        1,427,200
   Custody fees ...................................................................       275,059          330,609
   Professional fees ..............................................................        23,620           19,503
   Other fees and expenses ........................................................        14,053           20,591
                                                                                       ----------     ------------
Total expenses ....................................................................       409,784        1,797,903
                                                                                       ----------     ------------
LESS
   Waived fees and/or reimbursed expenses .........................................      (235,462)        (259,904)
   Net expenses ...................................................................       174,322        1,537,999
                                                                                       ----------     ------------
Net investment income (loss) ......................................................       419,254        1,601,558
                                                                                       ----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency translation ...     1,070,143      (15,781,282)
   Forward foreign currency contracts .............................................       (40,492)               0
   Futures transactions ...........................................................       176,307                0
                                                                                       ----------     ------------
Net realized gain (loss) from investments .........................................     1,205,958      (15,781,282)
                                                                                       ----------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency translation ...        19,309       17,616,610
   Forward foreign currency contracts .............................................         5,984                0
   Futures transactions ...........................................................        13,622                0
                                                                                       ----------     ------------
Net change in unrealized appreciation (depreciation) of investments ...............        38,915       17,616,610
                                                                                       ----------     ------------
Net realized and unrealized gain on investments ...................................     1,244,873        1,835,328
                                                                                       ----------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................    $1,664,127     $  3,436,886
                                                                                       ==========     ============
1 Net of foreign withholding taxes of .............................................    $   67,060     $    363,507

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 183


Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

  Large Cap    Large Company     Small Cap    Small Company   Small Company      Strategic
Appreciation       Growth          Index          Growth          Value          Small Cap
  Portfolio      Portfolio       Portfolio      Portfolio       Portfolio     Value Portfolio
------------   -------------   ------------   -------------   -------------   ---------------

 $  528,503     $ 4,389,027    $    604,189    $   427,124    $    891,860     $    808,448
          0               0             394              0               0                0
        672           6,799           1,969          3,146           2,363            3,268
      1,055          61,258          37,004         23,601           8,464                0
 ----------     -----------    ------------    -----------    ------------     ------------
    530,230       4,457,084         643,556        453,871         902,687          811,716
 ----------     -----------    ------------    -----------    ------------     ------------

    271,105       2,291,009         110,056      1,423,105         717,264          419,421
      4,679          22,515          13,970         14,282          12,505           10,996
     17,419          23,950          21,592         21,043          19,988           20,118
      7,695          21,116           9,160         11,419           9,898            8,940
 ----------     -----------    ------------    -----------    ------------     ------------
    300,898       2,358,590         154,778      1,469,849         759,655          459,475
 ----------     -----------    ------------    -----------    ------------     ------------

    (31,579)       (278,652)        (13,755)       (20,317)         (1,562)          (8,818)
    269,319       2,079,938         141,023      1,449,532         758,093          450,657
 ----------     -----------    ------------    -----------    ------------     ------------
    260,911       2,377,146         502,533       (995,661)        144,594          361,059
 ----------     -----------    ------------    -----------    ------------     ------------


  7,490,274      25,817,256     (26,559,069)    34,185,248      21,697,313      (14,693,224)
          0               0               0              0               0                0
          0               0       1,607,557              0               0                0
 ----------     -----------    ------------    -----------    ------------     ------------
  7,490,274      25,817,256     (24,951,512)    34,185,248      21,697,313      (14,693,224)
 ----------     -----------    ------------    -----------    ------------     ------------

    584,880      36,018,807      38,372,492      5,013,701      (1,387,585)      21,951,808
          0               0               0              0               0                0
          0               0         (93,510)             0               0                0
 ----------     -----------    ------------    -----------    ------------     ------------
    584,880      36,018,807      38,278,982      5,013,701      (1,387,585)      21,951,808
 ----------     -----------    ------------    -----------    ------------     ------------
  8,075,154      61,836,063      13,327,470     39,198,949      20,309,728        7,258,584
 ----------     -----------    ------------    -----------    ------------     ------------
 $8,336,065     $64,213,209    $ 13,830,003    $38,203,288    $ 20,454,322     $  7,619,643
 ==========     ===========    ============    ===========    ============     ============
 $    2,388     $         0    $          0    $         0    $          0     $        342

                   184 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                     C&B LARGE CAP VALUE PORTFOLIO
                                                                                   --------------------------------
                                                                                       For the           For the
                                                                                   Six Months Ended    Year Ended
                                                                                    March 31, 2010    September 30,
                                                                                     (Unaudited)          2009
                                                                                   ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................    $ 635,871,240     $ 676,445,814
OPERATIONS
   Net investment income (loss) ................................................        3,877,190        11,286,676
   Net realized gain (loss) on investments .....................................      (19,403,831)      (71,204,167)
   Net change in unrealized appreciation (depreciation) of investments .........       70,751,791        25,300,192
                                                                                    -------------     -------------
Net increase (decrease) in net assets resulting from operations ................       55,225,150       (34,617,299)
                                                                                    -------------     -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................       26,344,494       114,730,358
   Withdrawals .................................................................     (123,489,694)     (120,687,633)
                                                                                    -------------     -------------
Net increase (decrease) from transactions in investors' beneficial interests ...      (97,145,200)       (5,957,275)
                                                                                    -------------     -------------
NET DECREASE IN NET ASSETS .....................................................      (41,920,050)      (40,574,574)
                                                                                    =============     =============
ENDING NET ASSETS ..............................................................    $ 593,951,190     $ 635,871,240
                                                                                    =============     =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 185


Statements of Changes in Net Assets

       DISCIPLINED GROWTH PORTFOLIO          EMERGING GROWTH PORTFOLIO                EQUITY INCOME PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                For the                                  For the
Six Months Ended        For the         Six Months Ended        For the         Six Months Ended        For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009     (Unaudited)      September 30, 2009      (Unaudited)     September 30, 2009
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

  $ 88,895,931       $ 108,621,365        $ 88,625,473        $ 99,217,350        $263,302,372       $ 358,051,926

       210,765             423,486            (137,314)           (383,603)          2,003,107           6,586,974
     2,383,763         (31,162,876)         10,797,923         (23,525,696)         (5,607,484)         (8,276,559)
     3,736,949           9,883,779          (5,069,232)         16,900,670          25,200,842         (42,154,866)
  ------------       -------------        ------------        ------------        ------------       -------------
     6,331,477         (20,855,611)          5,591,377          (7,008,629)         21,596,465         (43,844,451)
  ------------       -------------        ------------        ------------        ------------       -------------


     4,433,324          19,431,523           2,147,527          14,074,802           7,515,956          15,470,818
   (31,083,747)        (18,301,346)        (57,988,986)        (17,658,050)        (60,811,659)        (66,375,921)
  ------------       -------------        ------------        ------------        ------------       -------------
   (26,650,423)          1,130,177         (55,841,459)         (3,583,248)        (53,295,703)        (50,905,103)
  ------------       -------------        ------------        ------------        ------------       -------------
   (20,318,946)        (19,725,434)        (50,250,082)        (10,591,877)        (31,699,238)        (94,749,554)
  ============       =============        ============        ============        ============       =============
  $ 68,576,985       $  88,895,931        $ 38,375,391        $ 88,625,473        $231,603,134       $ 263,302,372
  ============       =============        ============        ============        ============       =============

                   186 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                           EQUITY VALUE PORTFOLIO
                                                                                   -------------------------------------
                                                                                       For the
                                                                                   Six Months Ended         For the
                                                                                    March 31, 2010        Year Ended
                                                                                     (Unaudited)      September 30, 2009
                                                                                   ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................     $513,115,704       $ 610,647,019
OPERATIONS
   Net investment income .......................................................        2,252,576           8,564,863
   Net realized gain (loss) on investments .....................................       24,124,035        (171,525,727)
   Net change in unrealized appreciation (depreciation) of investments .........       35,516,973         110,011,229
                                                                                     ------------       -------------
Net increase (decrease) in net assets resulting from operations ................       61,893,584         (52,949,635)
                                                                                     ------------       -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................       40,619,358          73,995,358
   Withdrawals .................................................................      (88,596,065)       (118,577,038)
                                                                                     ------------       -------------
Net increase (decrease) from transactions in investors' beneficial interests ...      (47,976,707)        (44,581,680)
                                                                                     ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       13,916,877         (97,531,315)
                                                                                     ============       =============
ENDING NET ASSETS ..............................................................     $527,032,581       $ 513,115,704
                                                                                     ============       =============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 187


Statements of Changes in Net Assets

          INDEX PORTFOLIO                   INTERNATIONAL CORE PORTFOLIO            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                  For the                                For the
Six Months Ended         For the        Six Months Ended         For the        Six Months Ended         For the
 March 31, 2010       Year Ended         March 31, 2010        Year Ended        March 31, 2010        Year Ended
  (Unaudited)      September 30, 2009      (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009
----------------   ------------------   ----------------   ------------------   ----------------   ------------------
 $1,966,584,375      $2,237,608,527       $ 72,541,985        $ 85,536,172        $155,627,337        $131,370,011

     19,138,010          43,817,844             67,532           1,124,652              19,281           1,943,425
     18,098,747          (1,206,803)         8,556,332         (37,177,159)          2,279,732         (41,563,740)
    184,582,539        (221,743,261)        (6,041,042)         26,898,537            (291,924)         49,952,778
 --------------      --------------       ------------        ------------        ------------        ------------
    221,819,296        (179,132,220)         2,582,822          (9,153,970)          2,007,089          10,332,463
 --------------      --------------       ------------        ------------        ------------        ------------


    190,855,626         168,953,827          6,565,665          12,972,699          26,858,291          47,353,096
   (286,594,637)       (260,845,759)       (24,681,826)        (16,812,916)        (31,301,408)        (33,428,233)
 --------------      --------------       ------------        ------------        ------------        ------------
    (95,739,011)        (91,891,932)       (18,116,161)         (3,840,217)         (4,443,117)         13,924,863
 --------------      --------------       ------------        ------------        ------------        ------------
    126,080,285        (271,024,152)       (15,533,339)        (12,994,187)         (2,436,028)         24,257,326
 ==============      ==============       ============        ============        ============        ============
 $2,092,664,660      $1,966,584,375       $ 57,008,646        $ 72,541,985        $153,191,309        $155,627,337
 ==============      ==============       ============        ============        ============        ============

                  188 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                       INTERNATIONAL INDEX PORTFOLIO
                                                                                   -------------------------------------
                                                                                        For the
                                                                                   Six Months Ended         For the
                                                                                    March 31, 2010        Year Ended
                                                                                      (Unaudited)     September 30, 2009
                                                                                   ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................     $ 72,676,443        $ 86,405,709
OPERATIONS
   Net investment income .......................................................          419,254           1,839,039
   Net realized gain (loss) on investments .....................................        1,205,958          (3,860,283)
   Net change in unrealized appreciation (depreciation) of investments .........           38,915             273,186
                                                                                     ------------        ------------
Net increase (decrease) in net assets resulting from operations ................        1,664,127          (1,748,058)
                                                                                     ------------        ------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................        6,402,130           9,195,379
   Withdrawals .................................................................      (23,830,154)        (21,176,587)
                                                                                     ------------        ------------
Net decrease from transactions in investors' beneficial interests ..............      (17,428,024)        (11,981,208)
                                                                                     ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      (15,763,897)        (13,729,266)
                                                                                     ============        ============
ENDING NET ASSETS ..............................................................     $ 56,912,546        $ 72,676,443
                                                                                     ============        ============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 189


Statements of Changes in Net Assets

       INTERNATIONAL VALUE PORTFOLIO       LARGE CAP APPRECIATION PORTFOLIO         LARGE COMPANY GROWTH PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended         For the        Six Months Ended         For the        Six Months Ended        For the
 March 31, 2010        Year Ended        March 31, 2010       Year Ended         March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009
----------------   ------------------   ----------------   ------------------   ----------------   ------------------
 $ 315,042,164        $312,461,025        $ 94,632,067        $145,700,178       $ 984,855,684       $1,373,797,607

     1,601,558           7,188,690             260,911             840,517           2,377,146            8,784,107
   (15,781,282)        (35,211,563)          7,490,274         (46,529,618)         25,817,256          (73,157,003)
    17,616,610          48,006,861             584,880          27,482,892          36,018,807           (3,942,699)
 -------------        ------------        ------------        ------------       -------------       --------------
     3,436,886          19,983,988           8,336,065         (18,206,209)         64,213,209          (68,315,595)
 -------------        ------------        ------------        ------------       -------------       --------------


    19,446,445          52,555,498           1,743,185          12,075,054          15,649,093           29,275,266
   (26,926,559)        (69,958,347)        (35,536,187)        (44,936,956)       (409,615,451)        (349,901,594)
 -------------        ------------        ------------        ------------       -------------       --------------
    (7,480,114)        (17,402,849)        (33,793,002)        (32,861,902)       (393,966,358)        (320,626,328)
 -------------        ------------        ------------        ------------       -------------       --------------
    (4,043,228)          2,581,139         (25,456,937)        (51,068,111)       (329,753,149)        (388,941,923)
 =============        ============        ============        ============       =============       ==============
 $ 310,998,936        $315,042,164        $ 69,175,130        $ 94,632,067       $ 655,102,535       $  984,855,684
 =============        ============        ============        ============       =============       ==============

                  190 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                   SMALL CAP INDEX PORTFOLIO
                                                                              -----------------------------------
                                                                                  For the
                                                                                Six Months
                                                                                  Ended             For the
                                                                              March 31, 2010       Year Ended
                                                                               (Unaudited)     September 30, 2009
                                                                              --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................    $ 243,094,590       $282,510,520
OPERATIONS
   Net investment income (loss) ...........................................          502,533          2,946,644
   Net realized gain (loss) on investments ................................      (24,951,512)        (9,376,550)
   Net change in unrealized appreciation (depreciation) of investments ....       38,278,982        (24,573,330)
                                                                               -------------       ------------
Net increase (decrease) in net assets resulting from operations ...........       13,830,003        (31,003,236)
                                                                               -------------       ------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................        5,114,070         23,376,006
   Withdrawals ............................................................     (162,886,508)       (31,788,700)
                                                                               -------------       ------------
Net decrease from transactions in investors' beneficial interests .........     (157,772,438)        (8,412,694)
                                                                               -------------       ------------
NET DECREASE IN NET ASSETS ................................................     (143,942,435)       (39,415,930)
                                                                               =============       ============
ENDING NET ASSETS .........................................................    $  99,152,155       $243,094,590
                                                                               =============       ============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 191


Statements of Changes in Net Assets

    SMALL COMPANY GROWTH PORTFOLIO          SMALL COMPANY VALUE PORTFOLIO        STRATEGIC SMALL CAP VALUE PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------

     For the                                 For the                                 For the
Six Months Ended         For the        Six Months Ended         For the        Six Months Ended         For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009
----------------   ------------------   ----------------   ------------------   ----------------   ------------------

 $ 391,788,240       $ 481,304,784       $ 239,231,863       $ 439,963,198       $ 219,129,458        $255,355,235

      (995,661)         (1,746,971)            144,594           3,036,418             361,059           2,378,279
    34,185,248         (91,099,903)         21,697,313        (190,649,157)        (14,693,224)        (63,513,017)
     5,013,701          72,864,087          (1,387,585)        128,533,240          21,951,808          36,276,909
 -------------       -------------       -------------       -------------       -------------        ------------
    38,203,288         (19,982,787)         20,454,322         (59,079,499)          7,619,643         (24,857,829)
 -------------       -------------       -------------       -------------       -------------        ------------


    36,182,364          71,091,475          16,472,995          64,432,062           5,836,056          17,652,796
  (115,423,685)       (140,625,232)       (110,188,868)       (206,083,898)       (143,242,139)        (29,020,744)
 -------------       -------------       -------------       -------------       -------------        ------------
   (79,241,321)        (69,533,757)        (93,715,873)       (141,651,836)       (137,406,083)        (11,367,948)
 -------------       -------------       -------------       -------------       -------------        ------------
   (41,038,033)        (89,516,544)        (73,261,551)       (200,731,335)       (129,786,440)        (36,225,777)
 =============       =============       =============       =============       =============        ============
 $ 350,750,207       $ 391,788,240       $ 165,970,312       $ 239,231,863       $  89,343,018        $219,129,458
 =============       =============       =============       =============       =============        ============

                  192 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                        Ratio to Average Net Assets
                                                               (Annualized)
                                                   ------------------------------------               Portfolio
                                                   Net Investment     Gross       Net       Total      Turnover
                                                    Income (Loss)   Expenses   Expenses   Return(1)    Rate(2)
                                                   --------------   --------   --------   ---------   ---------
C&B LARGE CAP VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        1.31%         0.71%      0.69%      9.60%         6%
October 1, 2008 to September 30, 2009 ..........        2.19%         0.73%      0.64%     (5.53)%       28%
October 1, 2007 to September 30, 2008 ..........        1.71%         0.73%      0.68%    (20.18)%       21%
October 1, 2006 to September 30, 2007 ..........        1.48%         0.74%      0.68%     11.88%        24%
October 1, 2005 to September 30, 2006 ..........        1.77%         0.76%      0.66%     15.30%        29%
December 6, 2004(3) to September 30, 2005 ......        0.98%         0.77%      0.71%      1.51%        19%
DISCIPLINED GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        0.63%         0.79%      0.79%      9.61%        39%
October 1, 2008 to September 30, 2009 ..........        0.54%         0.79%      0.77%    (18.88)%      104%
October 1, 2007 to September 30, 2008 ..........        0.07%         0.77%      0.76%    (25.19)%      103%
October 1, 2006 to September 30, 2007 ..........        0.10%         0.79%      0.79%     21.22%        68%
October 1, 2005 to September 30, 2006 ..........        0.12%         0.79%      0.78%      1.41%        90%
October 1, 2004 to September 30, 2005 ..........        0.44%         0.79%      0.78%     11.76%        45%
EMERGING GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..       (0.66)%        1.00%      0.94%     14.94%        52%
October 1, 2008 to September 30, 2009 ..........       (0.53)%        0.94%      0.91%     (5.70)%      147%
October 1, 2007 to September 30, 2008 ..........       (0.49)%        0.93%      0.92%    (30.95)%      191%
January 31, 2007(2) to September 30, 2007 ......       (0.54)%        1.01%      0.99%     24.40%       125%
EQUITY INCOME PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        1.76%         0.74%      0.73%      9.45%         2%
October 1, 2008 to September 30, 2009 ..........        2.69%         0.75%      0.69%     (9.66)%       11%
October 1, 2007 to September 30, 2008 ..........        2.16%         0.75%      0.57%    (23.18)%        8%
October 1, 2006 to September 30, 2007 ..........        1.91%         0.76%      0.57%     15.91%        16%
October 1, 2005 to September 30, 2006 ..........        1.84%         0.75%      0.70%     11.21%         7%
October 1, 2004 to September 30, 2005 ..........        2.04%         0.73%      0.60%     13.30%        20%
EQUITY VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        0.92%         0.72%      0.70%     12.93%        66%
October 1, 2008 to September 30, 2009 ..........        1.89%         0.73%      0.69%     (7.21)%      142%
October 1, 2007 to September 30, 2008 ..........        1.68%         0.74%      0.70%    (27.44)%      152%
October 1, 2006 to September 30, 2007 ..........        1.29%         0.77%      0.69%     20.21%       108%
October 1, 2005 to September 30, 2006 ..........        1.18%         0.78%      0.77%     10.73%       107%
October 1, 2004 to September 30, 2005 ..........        1.22%         0.78%      0.76%     21.61%       145%
INDEX PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        1.94%         0.10%      0.10%     11.50%        10%
October 1, 2008 to September 30, 2009 ..........        2.61%         0.12%      0.10%     (7.00)%       10%
October 1, 2007 to September 30, 2008 ..........        2.07%         0.11%      0.11%    (22.28)%        5%
October 1, 2006 to September 30, 2007 ..........        1.86%         0.11%      0.10%     16.35%         8%
October 1, 2005 to September 30, 2006 ..........        1.86%         0.11%      0.11%     10.70%         9%
October 1, 2004 to September 30, 2005 ..........        2.08%         0.12%      0.04%     12.23%         8%
INTERNATIONAL CORE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        0.24%         1.27%      1.22%      4.09%        59%
October 1, 2008 to September 30, 2009 ..........        1.77%         1.23%      1.15%    (10.14)%      212%
October 1, 2007 to September 30, 2008 ..........        1.60%         1.14%      1.12%    (31.42)%       55%
October 1, 2006 to September 30, 2007 ..........        1.27%         1.09%      1.08%     23.70%        66%
October 1, 2005 to September 30, 2006 ..........        1.99%         1.09%      1.03%     14.58%        39%
October 1, 2004 to September 30, 2005 ..........        1.51%         1.09%      1.08%     18.69%       108%
INTERNATIONAL GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        0.03%         1.39%      1.16%      0.71%        46%
October 1, 2008 to September 30, 2009 ..........        1.71%         1.14%      1.11%      6.23%        95%
October 1, 2007 to September 30, 2008 ..........        1.17%         1.08%      1.05%    (28.68)%       57%
October 1, 2006 to September 30, 2007 ..........        1.09%         1.06%      1.03%     27.40%        73%
October 1, 2005 to September 30, 2006 ..........        0.87%         1.07%      0.98%     19.95%        62%
October 6, 2004(3) to September 30, 2005 .......        1.02%         1.08%      1.06%     22.30%        67%

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Portfolio turnover rates presented for periods of less than one year are not annualized.

(3.) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 193


Financial Highlights

                                                        Ratio to Average Net Assets
                                                               (Annualized)
                                                   ------------------------------------               Portfolio
                                                   Net Investment     Gross       Net       Total      Turnover
                                                    Income (Loss)   Expenses   Expenses   Return(1)    Rate(2)
                                                   --------------   --------   --------   ---------   ---------
INTERNATIONAL INDEX PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        1.51%          1.48%     0.63%       2.31%         9%
October 1, 2008 to September 30, 2009 ..........        2.86%         0.55%      0.46%       1.65%        13%
October 1, 2007 to September 30, 2008 ..........        2.84%         0.51%      0.50%     (29.67)%       14%
October 1, 2006 to September 30, 2007 ..........        2.15%         0.49%      0.49%      24.52%         3%
October 1, 2005 to September 30, 2006 ..........        2.59%         0.49%      0.37%      19.44%         7%
October 6, 2004(3) to September 30, 2005 .......        2.41%         0.49%      0.46%      21.90%        21%
INTERNATIONAL VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        1.07%         1.20%      1.02%       0.92%        14%
October 1, 2008 to September 30, 2009 ..........        2.72%         1.08%      1.03%       5.26%        41%
October 1, 2007 to September 30, 2008 ..........        3.68%         1.07%      1.01%     (34.21)%       23%
October 1, 2006 to September 30, 2007 ..........        2.47%         1.07%      1.03%      21.91%        19%
October 1, 2005 to September 30, 2006 ..........        2.34%         1.09%      1.09%      19.32%        31%
October 1, 2004 to September 30, 2005 ..........        2.21%         1.11%      1.10%      25.92%        14%
LARGE CAP APPRECIATION PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        0.67%         0.78%      0.70%      11.30%        48%
October 1, 2008 to September 30, 2009 ..........        0.88%         0.78%      0.71%     (10.97)%      144%
October 1, 2007 to September 30, 2008 ..........        0.41%         0.74%      0.69%     (25.49)%      151%
October 1, 2006 to September 30, 2007 ..........        0.57%         0.74%      0.69%      21.80%       145%
October 1, 2005 to September 30, 2006 ..........        0.65%         0.75%      0.72%       3.34%       155%
October 1, 2004 to September 30, 2005 ..........        0.83%         0.74%      0.74%      20.02%       133%
LARGE COMPANY GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        0.71%         0.71%      0.62%       9.72%         4%
October 1, 2008 to September 30, 2009 ..........        0.97%         0.70%      0.62%       3.31%        13%
October 1, 2007 to September 30, 2008 ..........        0.48%         0.68%      0.67%     (22.59)%        7%
October 1, 2006 to September 30, 2007 ..........        0.46%         0.70%      0.68%      17.80%        10%
October 1, 2005 to September 30, 2006 ..........        0.14%         0.70%      0.61%       1.41%         6%
October 1, 2004 to September 30, 2005 ..........        0.69%         0.69%      0.68%      11.03%        18%
SMALL CAP INDEX PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        0.91%         0.28%      0.26%      13.76%         9%
October 1, 2008 to September 30, 2009 ..........        1.46%         0.26%      0.24%     (10.87)%       20%
October 1, 2007 to September 30, 2008 ..........        1.36%         0.23%      0.18%     (14.30)%       22%
October 1, 2006 to September 30, 2007 ..........        1.10%         0.23%      0.18%      14.78%        24%
October 1, 2005 to September 30, 2006 ..........        0.95%         0.24%      0.23%       6.89%        20%
October 1, 2004 to September 30, 2005 ..........        1.00%         0.23%      0.18%      21.03%        14%
SMALL COMPANY GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..       (0.59)%        0.88%      0.87%      11.94%        61%
October 1, 2008 to September 30, 2009 ..........       (0.53)%        0.89%      0.87%       1.75%       169%
October 1, 2007 to September 30, 2008 ..........       (0.53)%        0.89%      0.89%     (27.50)%      150%
October 1, 2006 to September 30, 2007 ..........       (0.46)%        0.90%      0.90%      17.74%       138%
October 1, 2005 to September 30, 2006 ..........       (0.33)%        0.91%      0.90%       7.02%       125%
October 1, 2004 to September 30, 2005 ..........       (0.45)%        0.91%      0.91%      16.51%       142%
SMALL COMPANY VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        0.17%         0.90%      0.90%      15.85%        35%
October 1, 2008 to September 30, 2009 ..........        1.16%         0.90%      0.88%      (6.28)%       99%
October 1, 2007 to September 30, 2008 ..........        1.02%         0.90%      0.89%     (22.01)%       82%
October 1, 2006 to September 30, 2007 ..........        0.53%         0.93%      0.92%       6.53%        69%
October 1, 2005 to September 30, 2006 ..........        0.64%         0.92%      0.79%       6.70%       114%
October 1, 2004 to September 30, 2005 ..........        0.61%         0.92%      0.82%      24.77%        70%
STRATEGIC SMALL CAP VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        0.73%         0.93%      0.91%       9.96%        24%
October 1, 2008 to September 30, 2009 ..........        1.31%         0.91%      0.74%      (8.76)%       50%
October 1, 2007 to September 30, 2008 ..........        0.80%         0.91%      0.83%     (16.47)%       46%
October 1, 2006 to September 30, 2007 ..........        0.30%         0.93%      0.92%       8.65%        64%
January 31, 2006(3) to September 30, 2006 ......        0.75%         0.94%      0.75%       0.60%        37%

                   194 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio ("C&B Large Cap Value Portfolio"), Wells Fargo Advantage Disciplined Growth Portfolio ("Disciplined Growth Portfolio"), Wells Fargo Advantage Emerging Growth Portfolio ("Emerging Growth Portfolio"), Wells Fargo Advantage Equity Income Portfolio ("Equity Income Portfolio"), Wells Fargo Advantage Equity Value Portfolio ("Equity Value Portfolio"), Wells Fargo Advantage Index Portfolio ("Index Portfolio"), Wells Fargo Advantage International Core Portfolio ("International Core Portfolio"), Wells Fargo Advantage International Growth Portfolio ("International Growth Portfolio"), Wells Fargo Advantage International Index Portfolio ("International Index Portfolio"), Wells Fargo Advantage International Value Portfolio ("International Value Portfolio"), Wells Fargo Advantage Large Cap Appreciation Portfolio ("Large Cap Appreciation Portfolio"), Wells Fargo Advantage Large Company Growth Portfolio ("Large Company Growth Portfolio"), Wells Fargo Advantage Small Cap Index Portfolio ("Small Cap Index Portfolio"), Wells Fargo Advantage Small Company Growth Portfolio ("Small Company Growth Portfolio"), Wells Fargo Advantage Small Company Value Portfolio ("Small Company Value Portfolio") and Wells Fargo Advantage Strategic Small Cap Value Portfolio ("Strategic Small Cap Value Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

                  Wells Fargo Advantage Master Portfolios 195

Notes to Financial Statements (Unaudited)

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest

                  196 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six months ended March 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the

                  Wells Fargo Advantage Master Portfolios 197


Notes to Financial Statements (Unaudited)

timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

                                    Restructured
                                   SIVs ($ Value)   % of Net Assets
                                   --------------   ---------------
C&B LARGE CAP VALUE PORTFOLIO        $2,126,280          0.36%
DISCIPLINED GROWTH PORTFOLIO            474,232          0.69%
EMERGING GROWTH PORTFOLIO               917,990          2.39%
EQUITY INCOME PORTFOLIO                 297,467          0.13%
EQUITY VALUE PORTFOLIO                1,479,323          0.28%
INDEX PORTFOLIO                       6,201,438          0.30%
LARGE CAP APPRECIATION PORTFOLIO        603,801          0.87%
LARGE COMPANY GROWTH PORTFOLIO        3,194,397          0.49%
SMALL CAP INDEX PORTFOLIO             1,916,608          1.93%
SMALL COMPANY GROWTH PORTFOLIO        2,541,565          0.72%
SMALL COMPANY VALUE PORTFOLIO         1,779,366          1.07%

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

                  198 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends and gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Funds' investments in securities:

                                                                                     Significant
                                                                                        Other       Significant
                                                                                      Observable   Unobservable
                                                                     Quoted Price       Inputs        Inputs
INVESTMENTS IN SECURITIES                                              (Level 1)      (Level 2)      (Level 3)         Total
-------------------------                                           --------------   -----------   ------------   --------------
C&B LARGE CAP VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $  571,210,731   $         0   $          0   $  571,210,731
      PREFERRED STOCKS                                                  11,636,250             0              0       11,636,250
   Corporate debt securities                                                     0             0      2,126,280        2,126,280
   Debt securities issued by states in the U.S. and its political
      subdivisions                                                               0     1,032,759              0        1,032,759
   Short-term investments                                               16,713,155     4,314,552              0       21,027,707
   TOTAL                                                            $  599,560,136   $ 5,347,311   $  2,126,280   $  607,033,727
DISCIPLINED GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $   67,448,532   $         0   $          0   $   67,448,532
   Corporate debt securities                                                     0             0        474,232          474,232
   Debt securities issued by states in the U.S. and its political
      subdivisions                                                               0       113,277              0          113,277
   Short-term investments                                                1,008,460       473,235              0        1,481,695
   TOTAL                                                            $   68,456,992   $   586,512   $    474,232   $   69,517,736

                   Wells Fargo Advantage Master Portfolios 199


Notes to Financial Statements (Unaudited)

                                                                                     Significant
                                                                                        Other       Significant
                                                                                      Observable   Unobservable
                                                                     Quoted Price       Inputs        Inputs
INVESTMENTS IN SECURITIES                                              (Level 1)      (Level 2)      (Level 3)         Total
-------------------------                                           --------------   -----------   ------------   --------------
EMERGING GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $   37,722,044   $         0   $          0   $   37,722,044
   Corporate debt securities                                                     0             0        917,990          917,990
   Debt securities issued by states in the U.S. and its political
      subdivisions                                                               0       182,607              0          182,607
   Short-term investments                                                  663,091       762,872              0        1,425,963
   TOTAL                                                            $   38,385,135   $   945,479   $    917,990   $   40,248,604
EQUITY INCOME PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $  228,874,952   $         0   $          0   $  228,874,952
   Corporate debt securities                                                     0             0        297,467          297,467
   Debt securities issued by states in the U.S. and its political
      subdivisions                                                               0       204,117              0          204,117
   Short-term investments                                                2,670,386       852,742              0        3,523,128
   TOTAL                                                            $  231,545,338   $ 1,056,859   $    297,467   $  232,899,664
EQUITY VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $  521,493,210   $         0   $          0   $  521,493,210
   Corporate debt securities                                                     0             0      1,479,323        1,479,323
   Debt securities issued by states in the U.S. and its political
      subdivisions                                                               0     1,989,202              0        1,989,202
   Short-term investments                                                9,199,253     8,310,293              0       17,509,546
   TOTAL                                                            $  530,692,463   $10,299,495   $  1,479,323   $  542,471,281
INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $2,073,801,292   $         0   $          0   $2,073,801,292
   Corporate debt securities                                                     0             0      6,201,438        6,201,438
   Debt securities issued by states in the U.S. and its political
      subdivisions                                                               0     1,465,774              0        1,465,774
   Short-term investments                                               16,405,564     6,123,566              0       22,529,130
   TOTAL                                                            $2,090,206,856   $ 7,589,340   $  6,201,438   $2,103,997,634
INTERNATIONAL CORE PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $   53,977,969   $         0   $    206,721   $   54,184,690
      PREFERRED STOCKS                                                     952,148             0              0          952,148
   Short-term investments                                                1,193,423             0              0        1,193,423
   TOTAL                                                            $   56,123,540   $         0   $    206,721   $   56,330,261

                   200 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

                                                                                     Significant
                                                                                        Other       Significant
                                                                                      Observable   Unobservable
                                                                     Quoted Price       Inputs        Inputs
INVESTMENTS IN SECURITIES                                              (Level 1)      (Level 2)      (Level 3)         Total
-------------------------                                           --------------   -----------   ------------   --------------
INTERNATIONAL GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $  150,380,706   $         0   $          0   $  150,380,706
   Short-term investments                                                3,339,209             0              0        3,339,209
   TOTAL                                                            $  153,719,915   $         0   $          0   $  153,719,915
INTERNATIONAL INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $   55,512,396   $         0   $    130,591   $   55,642,987
      PREFERRED STOCKS                                                     191,648             0              0          191,648
      RIGHTS                                                                   450             0              0              450
      WARRANTS                                                                 253             0              0              253
   Short-term investments                                                  511,273             0              0          511,273
   TOTAL                                                            $   56,216,020   $         0   $    130,591   $   56,346,611
INTERNATIONAL VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $  292,395,867   $         0   $  3,381,249   $  295,777,116
   Short-term investments                                                7,289,152             0              0        7,289,152
   TOTAL                                                            $  299,685,019   $         0   $  3,381,249   $  303,066,268
LARGE CAP APPRECIATION PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $   68,092,526   $         0   $          0   $   68,092,526
   Corporate debt securities                                                     0             0        603,801          603,801
   Debt securities issued by states in the U.S. and its political
      subdivisions                                                               0       119,802              0          119,802
   Short-term investments                                                        0       500,495              0          500,495
   TOTAL                                                            $   68,092,526   $   620,297   $    603,801   $   69,316,624
LARGE COMPANY GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $  638,687,685   $         0   $          0   $  638,687,685
   Corporate debt securities                                                     0             0      3,194,397        3,194,397
   Debt securities issued by states in
      the U.S. and its political subdivisions                                    0       582,856              0          582,856
   Short-term investments                                                7,933,097     2,434,999              0       10,368,096
   TOTAL                                                            $  646,620,782   $ 3,017,855   $  3,194,397   $  652,833,034

                   Wells Fargo Advantage Master Portfolios 201


Notes to Financial Statements (Unaudited)

                                                                                     Significant
                                                                                        Other       Significant
                                                                                      Observable   Unobservable
                                                                     Quoted Price       Inputs        Inputs
INVESTMENTS IN SECURITIES                                              (Level 1)      (Level 2)      (Level 3)         Total
-------------------------                                           --------------   -----------   ------------   --------------
SMALL CAP INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $   98,052,755   $         0   $          0   $   98,052,755
   Corporate debt securities                                                     0             0      1,916,608        1,916,608
   Debt securities issued by states in the U.S. and its political
      subdivisions                                                               0       252,163              0          252,163
   Short-term investments                                                1,067,271     1,053,460              0        2,120,731
   TOTAL                                                            $   99,120,026   $ 1,305,623   $  1,916,608   $  102,342,257
SMALL COMPANY GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $  334,312,237   $         0   $          0   $  334,312,237
   Corporate debt securities                                                     0             0      2,541,565        2,541,565
   Debt securities issued by states in the U.S. and its political
      subdivisions                                                               0       858,601              0          858,601
   Short-term investments                                               14,708,242     3,586,981              0       18,295,223
   TOTAL                                                            $  349,020,479   $ 4,445,582   $  2,541,565   $  356,007,626
SMALL COMPANY VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $  160,700,141   $         0   $          0   $  160,700,141
   Corporate debt securities                                                     0             0      1,779,366        1,779,366
   Debt securities issued by states in the U.S. and its political
      subdivisions                                                               0       273,629              0          273,629
   Short-term investments                                                4,319,642     1,143,146              0        5,462,788
   TOTAL                                                            $  165,019,783   $ 1,416,775   $  1,779,366   $  168,215,924
STRATEGIC SMALL CAP VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                                                 $   85,674,324   $         0   $    369,293   $   86,043,617
      INVESTMENT COMPANIES                                                 251,161             0              0          251,161
      PREFERRED STOCKS                                                     177,282             0        106,533          283,815
   Short-term investments                                                2,471,710             0              0        2,471,710
   TOTAL                                                            $   88,574,477   $         0   $    475,826   $   89,050,303

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

                   202 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

As of March 31, 2010, the inputs used in valuing the Funds' other financial instruments, which are carried at fair value, were as follows:

                                                                                     Significant
                                                                                        Other       Significant
                                                                                      Observable   Unobservable
                                                                     Quoted Price       Inputs        Inputs
OTHER FINANCIAL INSTRUMENTS                                            (Level 1)      (Level 2)      (Level 3)         Total
---------------------------                                         --------------   -----------   ------------   --------------
INDEX PORTFOLIO
   Futures contracts                                                $      601,925   $         0   $          0   $     601,925
INTERNATIONAL CORE PORTFOLIO
   Forward foreign currency contracts                                            0        54,838              0           54,838
INTERNATIONAL INDEX PORTFOLIO
   Futures contracts                                                        29,054             0              0           29,054
   Forward foreign currency contracts                                            0         2,450              0            2,450
SMALL CAP INDEX PORTFOLIO
   Futures contracts                                                        33,450             0              0           33,450

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                  C&B Large   Disciplined  Emerging     Equity     Equity
                                  Cap Value      Growth     Growth      Income      Value       Index        International
                                  Portfolio    Portfolio   Portfolio   Portfolio  Portfolio   Portfolio      Core Portfolio
                                 -----------  ----------- ----------  ---------- ----------  -----------  -------------------
                                  CORPORATE    CORPORATE   CORPORATE   CORPORATE  CORPORATE   CORPORATE
                                     DEBT        DEBT        DEBT        DEBT       DEBT         DEBT      COMMON  SHORT-TERM
                                  SECURITIES   SECURITIES SECURITIES  SECURITIES SECURITIES   SECURITIES   STOCKS  SECURITIES
                                 -----------  ----------- ----------  ---------- ----------  -----------  -------- ----------
BALANCE AS OF SEPTEMBER 30, 2009 $ 1,849,905   $ 412,591   $ 798,669  $ 258,803  $1,287,041  $ 5,395,372  $      0  $ 15,654
   Realized gain (loss)           (1,050,830)   (240,264)   (607,064)  (608,416)   (936,436)  (5,528,046)        0   (15,262)
   Change in unrealized
      appreciation
      (depreciation)               1,448,761     329,016     778,865    664,086   1,213,290    6,688,638         0     3,914
   Net purchases (sales)            (121,556)    (27,111)    (52,480)   (17,006)    (84,572)    (354,526)        0    (4,306)
   Net transfer in (out) of
      Level 3                              0           0           0          0           0            0   206,721         0
BALANCE AS OF MARCH 31, 2010     $ 2,126,280   $ 474,232   $ 917,990  $ 297,467  $1,479,323  $ 6,201,438  $206,721  $      0
   Change in unrealized
      appreciation
      (depreciation) relating to
      securities held at the
      end of reporting period    $   381,704   $  85,133   $ 164,795  $  53,401  $  265,564  $ 1,113,265  $      0  $      0

                                  International
                                      Growth
                                     Portfolio  International Index Portfolio   International Value Portfolio
                                  ------------- ----------------------------- ---------------------------------
                                    SHORT-TERM   COMMON            SHORT-TERM   COMMON               SHORT-TERM
                                    SECURITIES   STOCKS  WARRANTS  SECURITIES   STOCKS     RIGHTS    SECURITIES
                                  ------------- -------- --------  ---------- ---------- ----------- ----------
BALANCE AS OF SEPTEMBER 30, 2009    $ 46,080    $     14  $ 3,065   $ 23,194  $        0  $ 110,787  $ 140,944
   Realized gain (loss)              (44,928)          0        0    (22,614)          0          0   (137,420)
   Change in unrealized
      appreciation
      (depreciation)                  11,520           0        0      5,799           0          0     35,236
   Net purchases (sales)             (12,672)     12,109        0     (6,379)          0          0    (38,760)
   Net transfer in (out) of
      Level 3                              0     118,468   (3,065)         0   3,381,249   (110,787)         0
BALANCE AS OF MARCH 31, 2010        $      0    $130,591  $     0   $      0  $3,381,249  $       0  $       0
   Change in unrealized
      appreciation
      (depreciation) relating to
      securities held at the end
      of reporting period           $      0    $      0  $     0   $      0  $        0  $       0  $       0

                   Wells Fargo Advantage Master Portfolios 203


Notes to Financial Statements (Unaudited)

                                                  Large                     Small        Small
                                    Large Cap    Company       Small       Company      Company         Strategic
                                  Appreciation    Growth     Cap Index      Growth       Value       Small Cap Value
                                    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio        Portfolio
                                  ------------ -----------  -----------  -----------  -----------  ------------------
                                    CORPORATE   CORPORATE    CORPORATE    CORPORATE    CORPORATE
                                       DEBT        DEBT         DEBT         DEBT        DEBT       COMMON  PREFERRED
                                    SECURITIES  SECURITIES   SECURITIES   SECURITIES   SECURITIES   STOCKS    STOCKS
                                  ------------ -----------  -----------  -----------  -----------  -------- ---------
BALANCE AS OF SEPTEMBER 30, 2009    $ 525,319  $ 2,779,188  $ 1,667,487  $ 2,211,209  $ 1,548,083  $      0  $ 42,400
   Accrued discounts (premiums)             0            0            0            0            0         0         0
   Realized gain (loss)              (182,955)  (3,454,315)  (1,589,917)  (1,715,642)  (1,139,513)        0       368
   Change in unrealized
      appreciation
      (depreciation)                  295,956    4,052,142    1,948,608    2,191,293    1,472,519         0     3,616
   Net purchases (sales)              (34,519)    (182,618)    (109,570)    (145,295)    (101,723)        0    60,149
   Net transfer in (out) of
      Level 3                               0            0            0            0            0   369,293         0
BALANCE AS OF MARCH 31, 2010        $ 603,801  $ 3,194,397  $ 1,916,608  $ 2,541,565  $ 1,779,366  $369,293  $106,533
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period                 $ 108,393  $   573,449  $   344,064  $   456,255  $   319,427  $      0  $  1,500

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Funds Management is paid an annual advisory fee starting at 0.70% and declining to 0.55% as the average daily net assets of each of C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio and Equity Value Portfolio increases. For the six months ended March 31, 2010, Disciplined Growth Portfolio, Equity Income Portfolio and Equity Value Portfolio each paid an advisory fee at an annual rate equivalent to 0.70% of each Fund's average daily net assets. C&B Large Cap Value Portfolio paid an advisory fee at an annual rate equivalent to 0.69% of its average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.85% and declining to 0.75% as the average daily net assets of each of Emerging Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio increases. For the six months ended March 31, 2010, each of these Funds paid an advisory fee at an annual rate equivalent to 0.85% of each Fund's average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.10% and declining to 0.05% as the average daily net assets of Index Portfolio increases. For the six months ended March 31, 2010, Index Portfolio paid an advisory fee at an annual rate equivalent to 0.09% of its average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.95% and declining to 0.80% as the average daily net assets of each of International Core Portfolio, International Growth Portfolio and International Value Portfolio increases. For the six months ended March 31, 2010, each of these Funds paid an advisory fee at an annual rate equivalent to 0.95% of each Fund's average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.35% and declining to 0.30% as the average daily net assets of International Index Portfolio increases. For the six months ended March 31, 2010, International Index Portfolio paid an advisory fee at an annual rate equivalent to 0.35% of its average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.70% and declining to 0.55% as the average daily net assets of each of Large Cap Appreciation Portfolio and Large Company Growth Portfolio increases. For the six months ended March 31, 2010, Large Cap Appreciation Portfolio and Large Company Growth Portfolio paid an advisory fee at an annual rate equivalent to 0.70% and 0.69%, respectively, of each Fund's average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.20% and declining to 0.15% as the average daily net assets of Small Cap Index Portfolio increases. For the six months ended March 31, 2010, Small Cap Index Portfolio paid an advisory fee at an annual rate equivalent to 0.20% of its average daily net assets.

                  204 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio.

Peregrine Capital Management, Inc., an affiliate of Funds Management and direct wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio.

Evergreen Investment Management Company, LLC, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to International Core Portfolio.

Cooke & Bieler LP is the sub-adviser to C&B Large Cap Value Portfolio. Smith Asset Management Group LP is the sub-adviser to Disciplined Growth Portfolio. Systematic Financial Management LP is the subadviser to Equity Value Portfolio. Artisan Partners LP is the sub-adviser to International Growth Portfolio. SSgA Funds Management is the sub-adviser to International Index Portfolio. LSV Asset Management is the sub-adviser to International Value Portfolio. Cadence Capital Management LLC is the sub-adviser to Large Cap Appreciation Portfolio.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended March 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds.

CUSTODY FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Funds. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. For providing fund accounting services to the Funds, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to November 16, 2009, Wells Fargo Bank, N.A. provided custody services to the Funds and received a monthly fee at an annual rate of 0.02% of the average daily net assets of each Fund, except International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio. Wells Fargo Bank, N.A. was paid at an annual rate of 0.10% of the average daily net assets of International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio. PNC Global Investment Servicing ("PNC") served as fund accountant for the Funds prior to November 16, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended March 31, 2010, were as follows:

                                   Purchases        Sales
                                    at Cost       Proceeds
                                 ------------   ------------
C&B LARGE CAP VALUE PORTFOLIO    $ 32,604,335   $128,896,046
DISCIPLINED GROWTH PORTFOLIO       26,197,618     52,196,220
EMERGING GROWTH PORTFOLIO          23,100,164     76,947,340
EQUITY INCOME PORTFOLIO             4,680,770     56,643,261
EQUITY VALUE PORTFOLIO            316,505,659    360,319,988
INDEX PORTFOLIO                   198,902,928    282,307,063
INTERNATIONAL CORE PORTFOLIO       32,048,457     50,493,844
INTERNATIONAL GROWTH PORTFOLIO     63,820,590     69,483,075
INTERNATIONAL INDEX PORTFOLIO       4,831,131     21,400,928
INTERNATIONAL VALUE PORTFOLIO      38,802,284     50,256,769

                  Wells Fargo Advantage Master Portfolios 205


Notes to Financial Statements (Unaudited)

                                        Purchases        Sales
                                         at Cost       Proceeds
                                      ------------   ------------
LARGE CAP APPRECIATION PORTFOLIO      $ 36,443,172   $ 69,377,033
LARGE COMPANY GROWTH PORTFOLIO          25,131,944    429,388,022
SMALL CAP INDEX PORTFOLIO               10,045,743    166,169,238
SMALL COMPANY GROWTH PORTFOLIO         200,714,614    296,341,739
SMALL COMPANY VALUE PORTFOLIO           59,804,164    144,196,323
STRATEGIC SMALL CAP VALUE PORTFOLIO     24,955,824    148,614,025

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2010, certain Funds entered into futures contracts for hedging purposes.

At March 31, 2010, the Funds had long futures contracts outstanding as follows:

                                                                                      Initial    Net Unrealized
                                                                                      Contract    Appreciation/
                               Expiration Date  Contracts            Type              Amount    (Depreciation)
                               ---------------  ---------  -----------------------  -----------  --------------
INDEX PORTFOLIO                   June 2010      55 Long             S&P 500 Index  $15,419,575     $601,925
INTERNATIONAL INDEX PORTFOLIO     June 2010      10 Long            Dow Jones Euro      381,153        3,917
                                                                    STOXX 50 Index
                                  June 2010       6 Long            FTSE 100 Index      505,747        5,089
                                  June 2010       3 Long               TOPIX Index      293,623       20,048
SMALL CAP INDEX PORTFOLIO         June 2010      10 Long   Russell 2000 MINI Index      643,650       33,450

The Index Portfolio, International Index Portfolio, and Small Cap Index Portfolio had average contract amounts of $19,901,492, $1,488,974, and $3,025,831 respectively, in futures contracts during the six months ended March 31, 2010.

During the six months ended March 31, 2010, certain Funds entered into forward foreign currency exchange contracts for hedging purposes.

At March 31, 2010, the Funds had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                                                                U.S. Value                Net Unrealized
                                                 Contracts     at March 31,  In Exchange   Appreciation/
                                Exchange Date    to Receive        2010       for U.S. $  (Depreciation)
                                -------------  --------------  ------------  -----------  --------------
INTERNATIONAL CORE PORTFOLIO      04/15/2010      527,700 EUR    $712,745      $718,902      $(6,157)
INTERNATIONAL GROWTH PORTFOLIO    04/07/2010       44,882 EUR      60,620        60,645          (25)
INTERNATIONAL INDEX PORTFOLIO     06/30/2010      225,000 EUR     303,910       300,551        3,359
                                  06/30/2010      100,000 GBP     151,672       149,510        2,162
                                  06/30/2010   12,000,000 JPY     128,419       131,490       (3,071)

Forward Foreign Currency Exchange Contracts to Sell:

                                                                U.S. Value                Net Unrealized
                                                 Contracts     at March 31,  In Exchange   Appreciation/
                                Exchange Date    to Receive        2010       for U.S. $  (Depreciation)
                                -------------  --------------  ------------  -----------  --------------
INTERNATIONAL CORE PORTFOLIO      04/15/2010       527,700 EUR  $  712,745    $  712,358    $  (387)
                                  04/30/2010   132,307,000 JPY   1,415,390     1,476,772     61,382
INTERNATIONAL GROWTH PORTFOLIO    04/07/2010        21,485 GBP      32,603        32,625         22

The International Core Portfolio had average market values of $1,055,954 and $5,601,977 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended March 31, 2010. The International Growth Portfolio had average market values of $134,520 and $34,965 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during

                  206 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

the six months ended March 31, 2010. The International Index Portfolio had average market values of $818,240 and $180,566 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended March 31, 2010.

For Index Portfolio, International Core Portfolio, International Growth Portfolio, and Small Cap Index Portfolio, the fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements of each Fund.

For International Index Portfolio, a summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair values of derivative instruments as of March 31, 2010 was as follows for International Index Portfolio:

                                                  ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                                    --------------------------------------------  ------------------------------------------
                                                                          Fair                                         Fair
                                           Balance Sheet Location         Value         Balance Sheet Location        Value
                                    ----------------------------------  --------  ----------------------------------  ------
Equity contracts                    Variation margin                    $245,471* Variation margin                    $6,132*
Forward foreign currency contracts  Unrealized appreciation on forward            Unrealized depreciation on
                                    foreign currency contracts             5,521  forward foreign currency contracts   3,071
                                                                        --------                                      ------
                                                                        $250,992                                      $9,203

* Amount represents current day's variation margin. Prior variation movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt of payment.

The effect of derivative instruments on the Statement of Operations for the year ended March 31, 2010 was as follows for International Index Portfolio:

                                          AMOUNT OF REALIZED GAINS OR LOSSES ON
                                                        DERIVATIVES
                                     ------------------------------------------------
                                      Futures   Forward Currency Contracts     Total
                                     --------   --------------------------   --------
Equity contracts                     $176,307            $      0            $176,307
Forward foreign currency contracts          0             (40,492)            (40,492)
                                     --------            --------            --------
                                     $176,307            $(40,492)           $135,815

                                         CHANGE IN UNREALIZED GAINS OR LOSSES ON
                                                       DERIVATIVES
                                     ----------------------------------------------
                                     Futures   Forward Currency Contracts    Total
                                     -------   --------------------------   -------
Equity contracts                     $13,622             $    0             $13,622
Forward foreign currency contracts         0              5,984               5,984
                                     -------             ------             -------
                                     $13,622             $5,984             $19,606

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                   Wells Fargo Advantage Allocation Funds 207


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age            Length of Service(2)           Principal Occupations During Past Five Years           Other Directorships
------------         -------------------------   ----------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser.   None
67                   Chairman, since 2005        Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of BellSouth       CIGNA Corporation;
57                   Trustee, since 2008         Advertising and Publishing Corp from 2005 to 2007,           Deluxe Corporation
                                                 President and CEO of BellSouth Enterprises from 2004 to
                                                 2005 and President of BellSouth Consumer Services from
                                                 2000 to 2003. Currently a member of the Iowa State
                                                 University Foundation Board of Governors and a member of
                                                 the Advisory Board of Iowa State University School of
                                                 Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief    None
60                                               Investment Officer of Minneapolis Employees Retirement
                                                 Fund from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at the Graduate   None
59                   Trustee, since 2008         School of Business, Stanford University, Director of
                                                 Corporate Governance Research Program and Co-Director of
                                                 The Rock Center for Corporate Governance since 2006. From
                                                 2005 to 2008, Professor of Accounting at the Graduate
                                                 School of Business, Stanford University. Prior thereto,
                                                 Ernst & Young Professor of Accounting at The Wharton
                                                 School, University of Pennsylvania from 1985 to 2005.

                   208 Wells Fargo Advantage Allocation Funds


                                                   Other Information (Unaudited)

                         Position Held and
Name and Age            Length of Service(2)           Principal Occupations During Past Five Years           Other Directorships
------------         -------------------------   ----------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management, Wharton          None
57                                               School, University of Pennsylvania. Director of the
                                                 Boettner Center on Pensions and Retirement Research.
                                                 Research associate and board member, Penn Aging Research
                                                 Center. Research associate, National Bureau of Economic
                                                 Research.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative           None
58                                               Foundation, a non-profit organization, since 2007 and
                                                 Senior Fellow at the Humphrey Institute Policy Forum at
                                                 the University of Minnesota since 1995. Member of the
                                                 Board of Trustees of NorthStar Education Finance, Inc., a
                                                 non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General      None
69                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

OFFICERS

                         Position Held and
Name and Age            Length of Service(2)           Principal Occupations During Past Five Years           Other Directorships
------------         -------------------------   ----------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and       None
50                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds     None
49                   Chief Legal Counsel,        Management, LLC since 2001. Vice President and Managing
                     since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment Management     None
39                                               Company, LLC since 2006 and currently the Treasurer of the
                                                 Evergreen Funds since 2005. Vice President and Assistant
                                                 Vice President of Evergreen Investment Services, Inc. from
                                                 1999 to 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment Management Company,   None
34                   since 2009                  LLC since 2008. Assistant Vice President of Evergreen
                                                 Investment Services, Inc. from 2004 to 2008. Manager of
                                                 Fund Reporting and Control for Evergreen Investment
                                                 Management Company, LLC since 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment Management     None
36                   since 2009                  Company, LLC since 2008. Vice President, Evergreen
                                                 Investment Services, Inc. from 2004 to 2007. Assistant
                                                 Vice President, Evergreen Investment Services, Inc. from
                                                 2000 to 2004 and the head of the Fund Reporting and
                                                 Control Team within Fund Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,    None
45                   since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                 Investments from 2005 to 2007. Chief Financial Officer of
                                                 Parnassus Investments from 2004 to 2007 and Senior Audit
                                                 Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                   Wells Fargo Advantage Allocation Funds 209


Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

AGGRESSIVE ALLOCATION FUND, INDEX ASSET ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND, GROWTH BALANCED FUND, MODERATE BALANCED FUND, C&B LARGE CAP VALUE PORTFOLIO, DISCIPLINED GROWTH PORTFOLIO, EMERGING GROWTH PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO, INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO, LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO, SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND STRATEGIC SMALL CAP VALUE PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that each Board of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust ("Master Trust") (collectively, the "Trusts"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Funds Trust Board reviewed and re-approved: investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Aggressive Allocation Fund, Index Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund (the "Allocation Funds"). The Master Trust Board reviewed and re-approved: investment advisory agreements with Funds Management for: C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (the "Master Portfolios"). The Allocation Funds and the Master Portfolios are, collectively, the "Funds."

The Boards also reviewed and re-approved an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Allocation Funds, Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio. The Master Trust Board also reviewed and re-approved: (i) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio; (ii) an investment sub-advisory agreement with Cadence Capital Management, LLC ("Cadence") for the Large Cap Appreciation Portfolio; (iii) an investment sub-advisory agreement with Cooke & Bieler L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio; (iv) an investment sub-advisory agreement with Evergreen Investment Management Company, LLC ("Evergreen") for the International Core Portfolio; (v) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Value Portfolio; (vi) investment sub-advisory agreements with Peregrine Capital Management, Inc. ("Peregrine") for the Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio; (vii) investment sub-advisory agreements with Smith Asset Management, L.P. ("Smith") for the Disciplined Growth Portfolio; (viii) an investment sub-advisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and (ix) an investment sub-advisory agreement with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, Evergreen, LSV, Peregrine, Smith, SSgA, and Systematic (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the meeting held on March 25-26, 2010, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Because the Allocation Funds are gateway blended funds that invest all of their assets in multiple Master Portfolios identified above, information provided to the Boards regarding the Allocation Funds is also applicable to the Master Portfolios identified above.

                   210 Wells Fargo Advantage Allocation Funds


                                                   Other Information (Unaudited)

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for the Funds over various time periods ended December 31, 2009. With respect to the Allocation Funds, the Funds Trust Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Allocation Funds, and in comparison to each Allocation Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Funds Trust Board noted that the longer-term performance of the Aggressive Allocation Fund, the Conservative Allocation Fund and the Moderate Balanced Fund was lower than the median performance of their respective Universe. The Funds Trust Board also noted that each such Allocation Fund's more recent performance was higher than the median performance of its Universe. The Funds Trust Board noted that the 3- and 5-year performance of the Growth Balanced Fund was lower than the median performance of the Universe, but also noted that such Allocation Fund's 1- and 10-year performance was higher than the median performance of the Universe. The Funds Trust Board noted that the performance of the Index Asset Allocation Fund was lower than the median performance of the Universe for all periods under review and required further inquiry. Funds Management provided information about factors that contributed to the Index Asset Allocation Fund's underperformance. The Funds Trust Board noted the change in the portfolio management team that occurred during the annual review period, and agreed that Funds Management was taking responsible steps to address such Fund's underperformance.

With respect to the Master Portfolios, the Master Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Master Trust Board also took note of the performance of the Master Portfolios in the context of reviewing the performance of the Allocation Funds.

The Funds Trust Board received and considered information regarding the Allocation Funds' contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (the "Expense Group") that was determined by Lipper to be similar to the Allocation Funds. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the Allocation Funds' Expense Group. The Funds Trust Board noted that the net operating expense ratios of the Allocation Funds were equal to, lower than, or in range of their respective Expense Group's median net operating expense ratio.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) and the rates payable pursuant to a custody agreement, in each case relative to an Expense Group.

                   Wells Fargo Advantage Allocation Funds 211


Other Information (Unaudited)

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), on a stand-alone basis and, with respect to the Allocation Funds, on a combined basis with the Allocation Funds' administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. The Funds Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

AGGRESSIVE ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND, GROWTH BALANCED FUND AND MODERATE BALANCED FUND

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with the median rate of those of other funds in each Fund's Expense Group. The Funds Trust Board noted that the Advisory Agreement Rates and Net Advisory Rates were in range of or lower than each Fund's Expense Group median.

INDEX ASSET ALLOCATION FUND

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with the median rate of those of other funds in the Fund's Expense Group. The Funds Trust Board noted that the Advisory Agreement Rate and Net Advisory Rate were higher than the Expense Group median for the Class A shares, but the Advisory Agreement Rate and Net Advisory Rate were in range of or lower than the Expense Group median of the Administrator Class shares. The Funds Trust Board noted that, at the time of review, the Fund was benefiting from breakpoints applicable to the Advisory Agreement Rates. The Funds Trust Board also considered that Funds Management had agreed to waive a portion of its advisory fees.

With respect to the Allocation Funds, the Funds Trust Board concluded that the Advisory Agreement Rates, both with and without administration fee rates and before and after waivers, were acceptable in light of the Allocation Funds' Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

THE MASTER PORTFOLIOS

The Master Trust Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in each Master Portfolio's Expense Group. The Master Trust Board noted that the Master Portfolios' Advisory Agreement Rates were in range of or lower than the Expense Group median.

The Master Trust Board concluded that the Advisory Agreement Rates were acceptable in light of the Master Portfolios' Expense Group information and the services covered by the Advisory Agreements.

SUB-ADVISORY AGREEMENT RATES

Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

PROFITABILITY

The Boards received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Boards did not consider separate profitability information with respect to Wells Capital Management, Evergreen, Peregrine and Smith, because, as affiliates of Funds Management, their profitability information was subsumed in the profitability analysis provided by Funds Management. The Board of the Master Trust also did not consider separate profitability information with respect to Artisan, Cadence, Cooke & Bieler, LSV, SSgA, and Systematic, which are not affiliated with Funds Management. The Master Trust Board considered that the sub-advisory fees paid to these Sub-Advisers had

                   212 Wells Fargo Advantage Allocation Funds


                                                   Other Information (Unaudited)

been negotiated by Funds Management on an arm's length basis and that Artisan's, Cadence's, Cooke & Bieler's, LSV's, SSgA's and Systematic's profitability from their relationships with the Master Portfolios managed by them was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the March 2010 Board meeting. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Funds.

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within an acceptable range of the fee rates offered to similarly situated series of the Trusts by Funds Management and to other clients by the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Allocation Funds and Master Portfolios. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Allocation Funds and Master Portfolios and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Allocation Funds and Master Portfolios (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards have reviewed information about the policies of the Sub-Advisers in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards have reviewed information about Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Allocation Funds' shares, including the multiple channels through which the Allocation Funds' shares are offered and sold. The Boards noted that the Allocation Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, portfolio reviews and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                   Wells Fargo Advantage Allocation Funds 213


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial
           Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds          112811 05-10
                                                                                                       SAAFLD/SAR110 03-10

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(LOGO)
Semi-Annual Report

March 31, 2010

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

-     WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

-     WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

-     WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

-     WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

-     WELLS FARGO ADVANTAGE EQUITY INCOME FUND

-     WELLS FARGO ADVANTAGE EQUITY VALUE FUND

-     WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

-     WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

-     WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

-     WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

-     WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

-     WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

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Contents

LETTER TO SHAREHOLDERS ........................................      2

PERFORMANCE HIGHLIGHTS
C&B Large Cap Value Fund ......................................      6
Diversified Equity Fund .......................................      8
Diversified Small Cap Fund ....................................     10
Emerging Growth Fund ..........................................     12
Equity Income Fund ............................................     14
Equity Value Fund .............................................     16
Growth Equity Fund ............................................     18
International Value Fund ......................................     20
Large Cap Appreciation Fund ...................................     22
Large Company Growth Fund .....................................     24
Small Company Growth Fund .....................................     26
Small Company Value Fund ......................................     28

FUND EXPENSES .................................................     30

PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Fund ......................................     35
Diversified Equity Fund .......................................     35
Diversified Small Cap Fund ....................................     36
Emerging Growth Fund ..........................................     36
Equity Income Fund ............................................     37
Equity Value Fund .............................................     37
Growth Equity Fund ............................................     38
International Value Fund ......................................     38
Large Cap Appreciation Fund ...................................     39
Large Company Growth Fund .....................................     39
Small Company Growth Fund .....................................     40
Small Company Value Fund ......................................     40

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ..........................     42
Statements of Operations ......................................     46
Statements of Changes in Net Assets ...........................     50
Financial Highlights ..........................................     62

NOTES TO FINANCIAL STATEMENTS .................................     78

MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Portfolio .................................     85
Disciplined Growth Portfolio ..................................     89
Emerging Growth Portfolio .....................................     93
Equity Income Portfolio .......................................     98
Equity Value Portfolio ........................................    102
Index Portfolio ...............................................    107
International Core Portfolio ..................................    122
International Growth Portfolio ................................    127
International Index Portfolio .................................    130
International Value Portfolio .................................    150
Large Cap Appreciation Portfolio ..............................    155
Large Company Growth Portfolio ................................    160
Small Cap Index Portfolio .....................................    163
Small Company Growth Portfolio ................................    179
Small Company Value Portfolio .................................    184
Strategic Small Cap Value Portfolio ...........................    189

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ..........................    200
Statements of Operations ......................................    204
Statements of Changes in Net Assets ...........................    208
Financial Highlights ..........................................    216

NOTES TO FINANCIAL STATEMENTS .................................    218

OTHER INFORMATION .............................................    231

LIST OF ABBREVIATIONS .........................................    239

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(LOGO)

WELLS FARGO INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2010.

EQUITY FUNDS

Asia Pacific Fund                                 Equity Value Fund                           Small Cap Disciplined Fund
C&B Large Cap Value Fund                          Growth Fund                                 Small Cap Growth Fund
C&B Mid Cap Value Fund                            Growth Equity Fund                          Small Cap Opportunities Fund
Capital Growth Fund                               Index Fund                                  Small Cap Value Fund
Common Stock Fund                                 International Core Fund                     Small Company Growth Fund
Discovery Fund+                                   International Value Fund                    Small Company Value Fund
Diversified Equity Fund                           Large Cap Appreciation Fund                 Small/Mid Cap Value Fund
Diversified International Fund                    Large Cap Growth Fund                       Social Sustainability Fund+
Diversified Small Cap Fund                        Large Company Core Fund                     Specialized Financial Services Fund
Emerging Growth Fund                              Large Company Growth Fund                   Specialized Technology Fund
Emerging Markets Equity Fund                      Large Company Value Fund                    U.S. Value Fund
Endeavor Select Fund+                             Mid Cap Disciplined Fund
Enterprise Fund+                                  Mid Cap Growth Fund
Equity Income Fund                                Opportunity Fund+

BOND FUNDS

California Limited-Term Tax-Free Fund             Inflation-Protected Bond Fund               Short-Term Municipal Bond Fund
California Tax-Free Fund                          Intermediate Tax/AMT-Free Fund              Stable Income Fund
Colorado Tax-Free Fund                            Minnesota Tax-Free Fund                     Strategic Income Fund
Diversified Bond Fund                             Municipal Bond Fund                         Total Return Bond Fund
Government Securities Fund(1)                     Short Duration Government Bond Fund(1)      Ultra Short-Term Income Fund
High Income Fund                                  Short-Term Bond Fund                        Ultra Short-Term Municipal Income Fund
Income Plus Fund                                  Short-Term High Yield Bond Fund             Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund                        WealthBuilder Growth Allocation Portfolio+  Target 2020 Fund(2)+
Conservative Allocation Fund                      WealthBuilder Growth Balanced Portfolio+    Target 2025 Fund(2)+
Growth Balanced Fund                              WealthBuilder Moderate Balanced Portfolio+  Target 2030 Fund(2)+
Index Asset Allocation Fund                       WealthBuilder Tactical Equity Portfolio+    Target 2035 Fund(2)+
Moderate Balanced Fund                            Target Today Fund(2)+                       Target 2040 Fund(2)+
WealthBuilder Conservative Allocation Portfolio+  Target 2010 Fund(2)+                        Target 2045 Fund(2)+
WealthBuilder Equity Portfolio+                   Target 2015 Fund(2)+                        Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)                Heritage Money Market Fund+                 National Tax-Free Money Market Fund
California Municipal Money Market Fund            Minnesota Money Market Fund                 National Tax-Free Money Market Trust
California Municipal Money Market Trust           Money Market Fund                           Overland Express Sweep Fund+
Cash Investment Money Market Fund                 Money Market Trust                          Prime Investment Money Market Fund
Government Money Market Fund(1)                   Municipal Money Market Fund                 Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT C&B Large Cap Value Fund                       VT International Core Fund                  VT Small Cap Growth Fund
VT Discovery Fund+                                VT Large Company Core Fund                  VT Small Cap Value Fund
VT Equity Income Fund                             VT Large Company Growth Fund                VT Total Return Bond Fund
VT Index Asset Allocation Fund                    VT Opportunity Fund+

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

------------
1. The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2. The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3. The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY Portfolio(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Equity Gateway Funds

                                                          Letter to Shareholders

[PHOTO OF KARLA M. RABUSCH]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

ECONOMIC GROWTH WAS STRONG THROUGHOUT THE SIX-MONTH PERIOD AS THE ECONOMIC RECOVERY APPEARED TO GAIN MOMENTUM.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Equity Gateway Funds for the six-month period that ended March 31, 2010. The period brought additional signs of economic improvement, continuing to support a strong rally in the financial markets after the severe downturn in 2008 and early 2009. We believe that the continued advance in the financial markets during the six-month period underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH TURNED POSITIVE AFTER SEVERE CONTRACTION.

Economic growth was strong throughout the six-month period as the economic recovery appeared to gain momentum. Gross Domestic Product (GDP) growth was 3.2% in the first quarter of 2010 and 5.6% in the fourth quarter of 2009, the strongest since 2003. GDP returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the six-month period, the National Bureau of Economic Research had not declared an official end to the recession.

PAYROLL GROWTH RESUMED, THOUGH THE UNEMPLOYMENT RATE REMAINED HIGH.

Employment data turned positive during the six-month period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.7% in the final months of the period, after having peaked at 10.1% in October 2009--its highest level in more than 25 years. Other encouraging news in March included increases in temporary jobs, average hours worked, and manufacturing employment. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed-- those out of work for 27 weeks or longer--continued to increase, ending the period at 6.5 million.

Other economic data continued to show additional signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the six-month period came to a close. Retail sales strengthened significantly during the period, with particular strength in March. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country--spurred in part by the government's $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period. This indicates that the trillions of dollars of government stimulus that were added to the monetary

                                              Wells Fargo Equity Gateway Funds 3

Letter to Shareholders

system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted that economic activity continued to strengthen, the labor market was stabilizing, business spending had risen significantly, and inflation remained subdued. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

FINANCIAL MARKETS CONTINUED TO ADVANCE ON THE SIGNS OF ECONOMIC IMPROVEMENT.

The strong rally in the equity markets continued during the six-month period. The advance was interrupted only briefly by modest corrections in October 2009 and January 2010, due primarily to concerns about sovereign debt, with particular focus on Greece. The euro weakened significantly against the U.S. dollar as the European Union continued to debate potential support plans for Greece throughout the period.

Despite the macroeconomic concerns, strong corporate earnings reports throughout the six-month period provided support for the equity markets to continue to move higher. Companies in the S&P 500 Index exceeded analysts' earnings estimates at a pace of nearly 80% in the third quarter of 2009 and more than 70% in the fourth quarter of 2009. Other than brief spikes in late October and early January, market volatility, as measured by the Chicago Board Options Exchange Volatility Index, declined over the course of the six-month period, ending at its lowest level since early 2008.

Among major stock-market indices, the S&P 500 Index gained 11.8% during the six-month period, and the Dow Jones Industrial Average rose 13.3%. The tech-heavy NASDAQ Composite Index advanced 13.5%, as information technology remained one of the strongest-performing sectors.

Over the six-month period, mid cap stocks outpaced both large cap and small cap stocks, which had similar returns, as measured by the Russell indices. The Russell Midcap(R) Index rose 15.1%, while the Russell 1000(R) Index of large cap stocks advanced 12.1%, and the Russell 2000(R) Index of small cap stocks gained 13.1%. Performance leadership between the growth and value investment styles was mixed according to market capitalization during the period. Among large cap stocks, the growth style outpaced value. Conversely, value outpaced growth among small cap stocks.

International stocks, as measured by the MSCI EAFE Index, rose 3.1% during the six-month period. Emerging markets, as measured by the MSCI Emerging Markets Index, climbed 11.2% for the six-month period.

STRONG CORPORATE EARNINGS REPORTS THROUGHOUT THE SIX-MONTH PERIOD PROVIDED SUPPORT FOR THE EQUITY MARKETS TO CONTINUE TO MOVE HIGHER.

4 Wells Fargo Equity Gateway Funds

                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended March 31, 2010, saw a continued advance in the equity markets and a welcome reprieve from the volatility of 2008 and early 2009. The sustained rebound in market performance that began in early 2009 underscores the importance of maintaining focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

-s- Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

6 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Cooke & Bieler, L.P.

PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Steve Lyons, CFA
Michael M. Meyer, CFA
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION
May 15, 1990

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Exxon Mobil Corporation                         3.38%
State Street Corporation                        3.36%
American Express Company                        3.36%
Omnicom Group Incorporated                      3.22%
Colgate-Palmolive Company                       3.18%
Quest Diagnostics Incorporated                  3.01%
Johnson & Johnson                               2.88%
Carnival Corporation                            2.61%
Dover Corporation                               2.56%
Vodafone Group plc ADR                          2.54%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2010)

                    [PIE CHART]

Consumer Discretionary                            16%
Consumer Staples                                  12%
Energy                                             5%
Financials                                        19%
Health Care                                       10%
Industrials                                       20%
Information Technology                            12%
Materials                                          3%
Telecommunications Services                        3%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Sector distribution is subject to change and represents the sector distribution of the Master Portfolio(s), which is calculated based on total investments of the Master Portfolio(s) excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio(s).

                                              Wells Fargo Equity Gateway Funds 7

Performance Highlights

                      WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                   Including Sales Charge              Excluding Sales Charge         Expense Ratio
                             ----------------------------------  ----------------------------------  ----------------
                             6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
                             ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (CBEAX)                 3.15     44.40  (0.20)    4.96      9.43     53.29   0.98     5.59     1.39%    1.15%
Class B (CBEBX)**               4.07     46.92  (0.17)    5.06      9.07     51.92   0.23     5.06     2.15%    1.90%
Class C (CBECX)                 8.01     51.14   0.23     4.83      9.01     52.14   0.23     4.83     2.14%    1.90%
Administrator Class (CBLLX)                                         9.48     53.36   1.21     5.71     1.21%    0.95%
Institutional Class (CBLSX)                                         9.66     53.96   1.49     5.89     0.94%    0.70%
Investor Class (CBEQX)                                              9.45     53.19   0.99     5.58     1.49%    1.20%
Russell 1000 Value Index(6)                                        11.28     53.56   1.05     3.10

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in a single Master Portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

      Performance shown prior to the inception of Class A, Class B and Class C on July 26, 2004, reflects the performance of the unnamed share class of the C&B Large Cap Value Portfolio, predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class and Institutional Class on July 26, 2004, reflects the performance of the unnamed share class of the C&B Large Cap Value Portfolio and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class. Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

4. Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratios, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

8 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISERS FOR MASTER PORTFOLIOS
Artisan Partners Limited Partnership
Cadence Capital Management LLC
Cooke & Bieler, L.P.
Evergreen Investment Management Company, LLC
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION
December 31, 1988

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Microsoft Corporation                            1.99%
Apple Incorporated                               1.83%
Goldman Sachs Group Incorporated                 1.76%
Cisco Systems Incorporated                       1.74%
Google Incorporated Class A                      1.61%
Exxon Mobil Corporation                          1.61%
General Electric Company                         1.21%
JPMorgan Chase & Company                         1.21%
Bank of America Corporation                      1.16%
Chevron Corporation                              1.08%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2010)

                    [PIE CHART]

Consumer Discretionary                             13%
Consumer Staples                                    7%
Energy                                              8%
Financials                                         20%
Health Care                                        10%
Industrials                                        12%
Information Technology                             20%
Materials                                           4%
Telecommunication  Services                         4%
Utilities                                           2%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Sector distribution is subject to change and represents the sector distribution of the Master Portfolio(s), which is calculated based on total investments of the Master Portfolio(s) excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio(s).

                                              Wells Fargo Equity Gateway Funds 9

Performance Highlights

                       WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                  Including Sales Charge               Excluding Sales Charge         Expense Ratio
                             ----------------------------------  ----------------------------------  ----------------
                             6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
                             ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (NVDAX)                3.05      40.01   0.06    (1.09)     9.34     48.55   1.25    (0.50)    1.43%    1.25%
Class B (NVDBX)**              3.94      42.49   0.10    (1.02)     8.94     47.49   0.49    (1.02)    2.18%    2.00%
Class C (WFDEX)                7.90      46.42   0.50    (1.25)     8.90     47.42   0.50    (1.25)    2.18%    2.00%
Administrator Class (NVDEX)                                         9.47     48.95   1.51    (0.27)    1.25%    1.00%
Diversified Equity
 Composite Index(6)                                                10.77     52.84   2.61     0.26
S&P 500 INDEX(7)                                                   11.75     49.77   1.92    (0.65)

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in two or more Master Portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests.

4. Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratios, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. Diversified Equity Composite Index is weighted 25% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 25% in the S&P 500 Index, 25% in the Russell 1000(R) Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 15% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the sock markets of Europe, Australasia and the Far East), 10% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000 Index). You cannot invest directly in an index.

7. S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.

10 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER FOR
MASTER PORTFOLIOS
Peregrine Capital Management, Inc.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION
December 31, 1997

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Intermec Incorporated                            0.75%
Interoil Corporation                             0.63%
Randgold Resources Limited ADR                   0.54%
SuccessFactors Incorporated                      0.53%
OSI Systems Incorporated                         0.52%
Macrovision Solutions Corporation                0.52%
Concur Technologies Incorporated                 0.48%
Gentex Corporation                               0.44%
Olin Corporation                                 0.43%
Dress Barn Incorporated                          0.42%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2010)

                      [PIE CHART]

Consumer Discretionary                             17%
Consumer Staples                                    2%
Energy                                              5%
Financials                                         18%
Health Care                                        13%
Industrials                                        16%
Information Technology                             21%
Materials                                           5%
Telecommunications Services                         1%
Utilities                                           2%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Sector distribution is subject to change and represents the sector distribution of the Master Portfolio(s), which is calculated based on total investments of the Master Portfolio(s) excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio(s).

                                             Wells Fargo Equity Gateway Funds 11

Performance Highlights

                    WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                                                                                      Expense Ratio
                                                                                                     ----------------
                                                                 6 Months*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
                                                                 ---------  ------  ------  -------  --------  ------
Administrator Class (NVDSX)                                        12.32     62.84   2.12     5.15     1.32%    1.00%
Russell 2000(R) Index(6)                                           13.07     62.76   3.36     3.68

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in two or more Master Portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests.

4. Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratios, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

12 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION
January 31, 2007

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Monolithic Power Systems Incorporated               3.06%
VistaPrint NV                                       2.53%
WMS Industries Incorporated                         2.51%
AsiaInfo Holdings Incorporated                      2.50%
Aegean Marine Petroleum Network Incorporated        2.29%
Arcsight Incorporated                               2.28%
Shutterfly Incorporated                             2.19%
Baldor Electric Company                             2.16%
Alexion Pharmaceuticals Incorporated                2.10%
SuccessFactors Incorporated                         2.05%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2010)

                       [PIE CHART]

Consumer Discretionary                                17%
Energy                                                 4%
Financials                                             1%
Health Care                                           20%
Industrials                                           15%
Information Technology                                43%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Sector distribution is subject to change and represents the sector distribution of the Master Portfolio(s), which is calculated based on total investments of the Master Portfolio(s) excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio(s).

                                             Wells Fargo Equity Gateway Funds 13

Performance Highlights

                          WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                   Including Sales Charge         Excluding Sales Charge        Expense Ratio
                             -------------------------------  -------------------------------  ----------------
                             6 Months*  1 Year  Life of Fund  6 Months*  1 Year  Life of Fund  Gross(4)  Net(5)
                             ---------  ------  ------------  ---------  ------  ------------  --------  ------
Class A (WEMAX)                 8.04     45.95     (4.61)       14.63     54.86     (2.81)       8.27%    1.45%
Class C (WEMCX)                13.01     52.52     (3.54)       14.01     53.52     (3.54)       7.98%    2.20%
Administrator Class (WFGDX)                                     14.68     55.18     (2.55)       6.93%    1.20%
Institutional Class (WEMIX)                                     14.89     55.59     (2.41)       6.79%    0.95%
Investor Class (WFGTX)                                          14.54     54.61     (2.82)       7.28%    1.49%
Russell 2000 Growth
 Index(6)                                                       12.07     60.32     (2.11)

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in a single Master Portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

      Performance shown prior to the inception of the Class A and Class C on March 31, 2008 reflects the performance of the Investor Class, which incepted on January 31, 2007, and includes expenses that are not applicable to and are higher than Class A and lower than Class C. Performance shown prior to the inception of the Institutional Class on March 31, 2008 reflects the performance of the Administrator Class, which incepted on January 31, 2007, and includes expenses that are not applicable to and are higher than those of the Institutional Class.

4. Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

14 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Gary J. Dunn, CFA
Robert M. Thornburg

FUND INCEPTION
March 31, 1989

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

JPMorgan Chase & Company                          4.65%
Exxon Mobil Corporation                           4.26%
Chevron Corporation                               4.13%
ConocoPhillips                                    3.12%
Bank of America Corporation                       3.09%
U.S. Bancorp                                      2.89%
Target Corporation                                2.71%
Bank of New York Mellon Corporation               2.67%
AT&T Incorporated                                 2.65%
The Travelers Companies Incorporated              2.65%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2010)

                    [PIE CHART]

Consumer Discretionary                              10%
Consumer Staples                                     7%
Energy                                              17%
Financials                                          24%
Health Care                                          9%
Industrials                                         11%
Information Technology                               9%
Materials                                            3%
Telecommunication Services                           5%
Utilities                                            5%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Sector distribution is subject to change and represents the sector distribution of the Master Portfolio(s), which is calculated based on total investments of the Master Portfolio(s) excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio(s).

                                             Wells Fargo Equity Gateway Funds 15

Performance Highlights

                            WELLS FARGO ADVANTAGE EQUITY INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                   Including Sales Charge             Excluding Sales Charge          Expense Ratio
                             ----------------------------------  ----------------------------------  ----------------
                             6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
                             ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (NVAEX)                 3.27     34.41  (1.17)   0.54       9.57     42.61   0.01     1.13     1.42%    1.10%
Class B (NVBEX)**               4.11     36.55  (1.18)   0.60       9.11     41.55  (0.76)    0.60     2.17%    1.85%
Class C (WFEEX)                 8.19     40.65  (0.74)   0.38       9.19     41.65  (0.74)    0.38     2.17%    1.85%
Administrator Class (NVIEX)                                         9.71     43.04   0.26     1.38     1.24%    0.85%
Russell 1000(R) Value
 Index(6)                                                          11.28     53.56   1.05     3.10


*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in a single Master Portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

4. Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

16 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE EQUITY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Systematic Financial Management, L.P.

PORTFOLIO MANAGERS
D. Kevin McCreesh, CFA
Ronald M. Mushock, CFA

FUND INCEPTION
August 29, 2003

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

General Electric Company                              4.61%
Bank of America Corporation                           3.59%
JPMorgan Chase & Company                              2.76%
Exxon Mobil Corporation                               2.65%
Chevron Corporation                                   2.64%
Ameriprise Financial Incorporated                     2.20%
Hess Corporation                                      2.02%
Whiting Petroleum Corporation                         1.98%
Citigroup Incorporated                                1.81%
Amgen Incorporated                                    1.75%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2010)

                      [PIE CHART]

Consumer Discretionary                                12%
Consumer Staples                                       2%
Energy                                                16%
Financials                                            29%
Health Care                                           10%
Industrials                                           13%
Information Technology                                 6%
Materials                                              7%
Telecommunication Services                             3%
Utilities                                              2%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Sector distribution is subject to change and represents the sector distribution of the Master Portfolio(s), which is calculated based on total investments of the Master Portfolio(s) excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio(s).

                                             Wells Fargo Equity Gateway Funds 17

Performance Highlights

                             WELLS FARGO ADVANTAGE EQUITY VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                        Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              ---------------------------------------  ---------------------------------------  ----------------
                              6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross(4)  Net(5)
                              ---------  ------  ------  ------------  ---------  ------  ------  ------------  --------  ------
Class A (WLVAX)                  6.07     42.00   0.37       4.15        12.54     50.66    1.57      5.09       1.42%     1.25%
Class B (WLVBX)**                7.18     44.63   0.43       4.32        12.18     49.63    0.82      4.32       2.16%     2.00%
Class C (WLVCX)                 10.96     48.51   0.79       4.30        11.96     49.51    0.79      4.30       2.17%     2.00%
Administrator Class (WLVIX)                                              12.72     51.31    1.86      5.39       1.24%     1.00%
Institutional Class (WLVSX)                                              12.99     51.67    2.02      5.52       0.97%     0.75%
Russell 1000 Value Index(6)                                              11.28     53.56    1.05      5.11

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in a single Master Portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

      Performance shown prior to the inception of the Institutional Class on August 31, 2006 reflects the performance of the Administrator Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.

4. Reflects the gross expense ratio is as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

18 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISERS OF
MASTER PORTFOLIOS
Artisan Partners Limited Partnership
Evergreen Investment Management
Company, LLC
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management, Inc.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION
April 30, 1989

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Goldman Sachs Group Incorporated                      2.39%
Apple Incorporated                                    2.09%
Google Incorporated Class A                           2.07%
Cisco Systems Incorporated                            2.05%
Microsoft Corporation                                 1.93%
Charles Schwab Corporation                            1.50%
Amazon.com Incorporated                               1.34%
Qualcomm Incorporated                                 1.32%
Target Corporation                                    1.30%
Intel Corporation                                     1.12%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2010)

                        [PIE CHART]

Cash Equivalents                                         1%
Consumer Discretionary                                  14%
Consumer Staples                                         5%
Energy                                                   4%
Financials                                              20%
Health Care                                             10%
Industrials                                             12%
Information Technology                                  26%
Materials                                                5%
Telecommunication Services                               1%
Utilities                                                2%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Sector distribution is subject to change and represents the sector distribution of the Master Portfolio(s), which is calculated based on total investments of the Master Portfolio(s) excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio(s).

                                             Wells Fargo Equity Gateway Funds 19

Performance Highlights

                            WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                         Including Sales Charge            Excluding Sales Charge            Expense Ratio
                                  ----------------------------------  -----------------------------------  ----------------
                                  6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year   Gross(4)  Net(5)
                                  ---------  ------  ------  -------  ---------  ------  ------  --------  --------  ------
Class A (NVEAX)                      1.89     43.25    0.65   (0.88)     8.10    51.99     1.85    (0.29)   1.65%     1.50%
Class B (NVEBX)**                    2.72     45.69    0.70   (0.82)     7.72    50.69     1.09    (0.82)   2.40%     2.25%
Class C (WFGGX)                      6.65     49.78    1.09   (1.04)     7.65    50.78     1.09    (1.04)   2.40%     2.25%
Administrator Class (NVGEX)                                              8.23    52.38     2.10    (0.05)   1.47%     1.25%
Institutional Class (WGEIX)                                              8.36    52.70     2.31     0.06    1.20%     1.05%
Growth Equity Composite Index(6)                                        10.06    55.96     3.69     0.38
S&P 500 Index(7)                                                        11.75    49.77     1.92    (0.65)

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in two or more Master Portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests.

      Performance shown prior to the inception of the Institutional Class on April 11, 2005 reflects the performance of the Administrator Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.

4. Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying Master Portfolios' fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. Growth Equity Composite Index is weighted 35% in the Russell 1000(R) Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 35% in the Russell 2000 Index (measures the performance of the 2,000 smallest companies in the Russell 3000 Index), 30% in the MSCI EAFE(R) Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East). You cannot invest directly in an index.

7. S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weighting in the index proportionate to its market value. You cannot invest directly in an index.

20 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
LSV Asset Management

PORTFOLIO MANAGERS
Josef Lakonishok
Puneet Mansharamani, CFA
Menno Vermeulen, CFA

FUND INCEPTION
October 31, 2003

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Royal Dutch Shell plc                                 2.40%
BP plc                                                2.25%
Sanofi Aventis SA                                     1.96%
Banco Santander SA                                    1.89%
Astrazeneca plc                                       1.62%
BASF SE                                               1.43%
E.ON AG                                               1.40%
Allianz SE NPV                                        1.37%
Novartis Limited AG                                   1.37%
GlaxoSmithKline plc                                   1.35%

GEOGRAPHIC ALLOCATION(2)
(AS OF MARCH 31, 2010)

                    [PIE CHART]

Australia/New Zealand                                  6%
United Kingdom                                        20%
Cash Equivalents                                       5%
Continental Europe                                    46%
Japan                                                 20%
Southeast Asia                                         3%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Geographic allocation is subject to change and represents the geographic allocation of the Master Portfolio, which is calculated based on the total net assets of the Master Portfolio. See Notes to Financial Statements for a discussion of the Master Portfolio.

                                             Wells Fargo Equity Gateway Funds 21

Performance Highlights

                      WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                      Including Sales Charge                   Excluding Sales Charge             Expense Ratio
                              ---------------------------------------  ---------------------------------------  -----------------
                              6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross(4)   Net(5)
                              ---------  ------  ------  ------------  ---------  ------  ------  ------------  --------   ------
Class A (WFFAX)                (5.11)     49.34    0.12      5.27        0.68      58.45   1.32       6.24        1.74%     1.50%
Class B (WFVBX)**              (4.59)     52.17    0.13      5.42        0.41      57.17   0.53       5.42        2.50%     2.25%
Class C (WFVCX)                (0.64)     56.13    0.52      5.42        0.36      57.13   0.52       5.42        2.49%     2.25%
Administrator Class (WFVDX)                                              0.88      58.70   1.52       6.41        1.56%     1.25%
Institutional Class (WFVIX)                                              0.93      58.96   1.66       6.52        1.28%     1.05%
MSCI EAFE Value Index(6)                                                 0.04      58.52   3.20       7.86

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in a single Master Portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

      Performance shown prior to the inception of the Class B and Class C on April 11, 2005, reflects the performance of the Class A, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class on April 11, 2005 reflects the performance of the Class A and includes expenses that are not applicable to and are higher than those of the Administrator Class but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class on August 31, 2006 reflects the performance of the Administrator Class, and includes expenses that are not applicable to and are higher than those of the Institutional Class. Performance shown prior to April 11, 2005 for the Institutional Class reflects the performance of the Class A and includes expenses that are not applicable to and are higher than those of the Institutional Class but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

4. Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Value Index(SM) is an unmanaged market capitalization index designed to measure the performance of value securities within developed equity markets, excluding the US & Canada. You cannot invest directly in an index.

22 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Cadence Capital Management, LLC

PORTFOLIO MANAGERS
William B. Bannick, CFA
Robert L. Fitzpatrick, CFA
Michael J. Skillman

FUND INCEPTION
August 31, 2001

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Microsoft Corporation                                  3.31%
Apple Incorporated                                     3.07%
Cisco Systems Incorporated                             2.45%
Wal-Mart Stores Incorporated                           2.13%
International Business Machines Corporation            1.91%
Google Incorporated Class A                            1.90%
Oracle Corporation                                     1.74%
Hewlett-Packard Company                                1.69%
Prudential Financial Incorporated                      1.47%
eBay Incorporated                                      1.44%

                        [PIE CHART]

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2010)

Consumer Discretionary                                 17%
Consumer Staples                                       12%
Energy                                                  3%
Financials                                              7%
Health Care                                            14%
Industrials                                            15%
Information Technology                                 27%
Materials                                               4%
Telecommunication Services                              1%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Sector distribution is subject to change and represents the sector distribution of the Master Portfolio(s), which is calculated based on total investments of the Master Portfolio(s) excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio(s).

                                             Wells Fargo Equity Gateway Funds 23

Performance Highlights

                   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                        Including Sales Charge                 Excluding Sales Charge             Expense Ratio
                              ---------------------------------------  ---------------------------------------  ----------------
                              6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross(4)  Net(5)
                              ---------  ------  ------  ------------  ---------  ------  ------  ------------  --------  ------
Class A (WFAPX)                 4.57      29.88  (1.45)      0.14        10.95     37.81  (0.27)     0.83         1.60%    1.23%
Class B (WFABX)**               5.75      32.04  (1.42)      0.22        10.75     37.04  (1.00)     0.22         2.35%    1.98%
Class C  (WFACX)                9.75      36.04  (1.00)      0.08        10.75     37.04  (1.00)     0.08         2.36%    1.98%
Administrator Class (WFAKX)                                              11.54     38.81   0.02      1.10         1.42%    1.00%
Institutional Class (WFASX)                                              11.16     38.52   0.12      1.16         1.16%    0.70%
Russell 1000 Growth Index(6)                                             12.96     49.75   3.42      1.84

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in a single Master Portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

      Performance shown prior to the inception of the Institutional Class on August 31, 2006 reflects the performance of the Administrator Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.

4. Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

24 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS
John S. Dale, CFA
Gary E. Nussbaum, CFA

FUND INCEPTION
December 31, 1982

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Goldman Sachs Group Incorporated                       8.06%
Apple Incorporated                                     6.74%
Google Incorporated Class A                            6.67%
Cisco Systems Incorporated                             6.54%
Microsoft Corporation                                  6.19%
Charles Schwab Corporation                             5.04%
Amazon.com Incorporated                                4.51%
Qualcomm Incorporated                                  4.45%
Target Corporation                                     4.38%
Intel Corporation                                      3.78%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2010)

                        [PIE CHART]

Consumer Discretionary                                 13%
Consumer Staples                                        3%
Financials                                             21%
Health Care                                             7%
Industrials                                             7%
Information Technology                                 49%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Sector distribution is subject to change and represents the sector distribution of the Master Portfolio(s), which is calculated based on total investments of the Master Portfolio(s) excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio(s).

                                             Wells Fargo Equity Gateway Funds 25

Performance Highlights

                     WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                     Including Sales Charge             Excluding Sales Charge          Expense Ratio
                              ----------------------------------  ----------------------------------  -----------------
                              6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(4)   Net(5)
                              ---------  ------  ------  -------  ---------  ------  ------  -------  --------  -------
Class A (NVLAX)                  3.38     38.74   1.24    (4.66)    9.68      47.21   2.45    (4.09)    1.31%     1.20%
Class B (NVLOX)**                4.26     41.08   1.31    (4.55)    9.26      46.08   1.69    (4.55)    2.07%     1.95%
Class C (WFLCX)                  8.27     45.07   1.70    (4.74)    9.27      46.07   1.70    (4.74)    2.07%     1.95%
Administrator Class (NVLCX)                                         9.75      47.46   2.69    (3.87)    1.14%     0.95%
Institutional Class (WLCSX)                                         9.92      47.82   2.91    (3.75)    0.86%     0.75%
Investor Class (WFLZX)                                              9.63      47.05   2.32    (4.25)    1.42%     1.27%
Russell 1000 Growth Index(6)                                       12.96      49.75   3.42    (4.21)

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in a single Master Portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

      Performance shown prior to the inception of the Institutional Class on June 30, 2004, reflects the performance of the Administrator Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class on April 11, 2005 reflects the performance of the Administrator Class, adjusted to reflect Class Z expenses.

4. Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

26 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS
William A. Grierson, CFA
Daniel J. Hagen, CFA
Robert B. Mersky, CFA
James P. Ross, CFA
Paul E.von Kuster, CFA

FUND INCEPTION
December 31, 1982

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Macrovision Solutions Corporation               1.80%
Wet Seal Incorporated Class A                   1.53%
OSI Systems Incorporated                        1.49%
Infinera Corporation                            1.46%
Parametric Technology Corporation               1.42%
Dress Barn Incorporated                         1.41%
Hanesbrands Incorporated                        1.35%
Success Factors Incorporated                    1.34%
Finish Line Class A                             1.27%
Phase Forward Incorporated                      1.27%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2010)

                    [PIE CHART]

Consumer Discretionary                          19%
Consumer Staples                                 2%
Energy                                           4%
Financials                                       9%
Health Care                                     20%
Industrials                                     12%
Information Technology                          28%
Materials                                        6%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Sector distribution is subject to change and represents the sector distribution of the Master Portfolio(s), which is calculated based on total investments of the Master Portfolio(s) excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio(s).

                                             Wells Fargo Equity Gateway Funds 27
Performance Highlights

                     WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                    Including Sales Charge              Excluding Sales Charge         Expense Ratio
                              ----------------------------------  ----------------------------------  ----------------
                              6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
                              ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (WFSAX)                  5.02     52.32    1.05   (0.05)    11.43    61.61     2.25    0.54     1.57%    1.45%
Class B (WFSBX)**                6.04     55.53    1.11    0.02     11.04    60.53     1.49    0.02     2.32%    2.20%
Class C (WSMCX)                 10.09     59.62    1.52   (0.12)    11.09    60.62     1.52   (0.12)    2.32%    2.20%
Administrator Class (NVSCX)                                         11.64    62.18     2.53    0.80     1.38%    1.20%
Institutional Class (WSCGX)                                         11.71    62.42     2.61    0.84     1.11%    0.95%
Russell 2000 Growth Index(6)                                        12.07    60.32     3.82   (1.53)

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in a single Master Portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

      Performance shown prior to the inception of Class A, Class B, and Class C on January 30, 2004 reflects the performance of the Administrator Class, adjusted to reflect Class A, Class B, and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Institutional Class on March 31, 2008, reflects the performance of the Administrator Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.

4. Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. The Russell 2000 Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

28 Wells Fargo Equity Gateway Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Peregrine Capital Management, Inc.

FUND MANAGERS
Jason R. Ballsrud, CFA
Tasso H. Coin, Jr., CFA
Douglas G. Pugh, CFA

FUND INCEPTION
June 1, 1997

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Atlas Air Worldwide Holdings Incorporated        2.41%
Rockwood Holdings Incorporated                   1.64%
Chart Industries Incorporated                    1.63%
Iridium Communications Incorporated              1.47%
Temple-Inland Incorporated                       1.45%
Hanesbrands Incorporated                         1.43%
Lasalle Hotel Properties                         1.42%
Gaylord Entertainment Company                    1.39%
Energen Corporation                              1.35%
DuPont Fabros Technology Incorporated            1.32%

SECTOR DISTRIBUTION(2)
(AS OF MARCH 31, 2010)

                   [PIE CHART]

Consumer Discretionary                           16%
Consumer Staples                                  2%
Energy                                            5%
Financials                                       28%
Health Care                                       5%
Industrials                                      19%
Information Technology                           12%
Materials                                         6%
Telecommunication Services                        3%
Utilities                                         4%

----------
1. The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio(s) allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio(s). Holdings are subject to change and may have changed since the date specified.

2. Sector distribution is subject to change and represents the sector distribution of the Master Portfolio(s), which is calculated based on total investments of the Master Portfolio(s) excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio(s).

                                             Wells Fargo Equity Gateway Funds 29

Performance Highlights

                      WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                      Including Sales Charge               Excluding Sales Charge        Expense Ratio
                                ----------------------------------  ----------------------------------  ----------------
                                6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(4)  Net(5)
                                ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (SCVAX)                    8.70     83.65  (0.41)    8.43     15.33     94.85    0.78    9.07     1.57%    1.45%
Class B (SCVBX)**                 10.20     88.97  (0.34)    8.49     15.20     93.97    0.06    8.49     2.32%    2.20%
Class C (SCVFX)                   14.20     92.97   0.08     8.28     15.20     93.97    0.08    8.28     2.32%    2.20%
Administrator Class (SCVIX)                                           15.90     95.92    1.08    9.34     1.39%    1.20%
Russell 2000(R) Value Index(6)                                        14.01     65.07    2.75    8.90

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's Prospectus for additional information on these and other risks.

----------
3. The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in a single Master Portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

      Performance shown prior to inception of the Class A, Class B, Class C and Administrator Class on January 31, 2002, January 31, 2002, August 30, 2002 and January 31, 2002, respectively, reflects the performance of the Small Company Value Portfolio, a Master Portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Class A, Class B, Class C and Administrator Class sales charges and expenses, as applicable.

4. Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

5. The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

6. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

30 Wells Fargo Equity Gateway Funds

                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 Beginning       Ending         Expenses
                                               Account Value  Account Value  Paid During the   Net Annual
C&B LARGE CAP VALUE FUND                        10-01-2009     03-31-2010       Period(1)     Expense Ratio
-------------------------------------------    -------------  -------------  ---------------  -------------
CLASS A
   Actual                                      $   1,000.00   $   1,094.30   $      6.00          1.15%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,019.20   $      5.79          1.15%
CLASS B
   Actual                                      $   1,000.00   $   1,090.70   $      9.90          1.90%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,015.46   $      9.55          1.90%
CLASS C
   Actual                                      $   1,000.00   $   1,090.10   $      9.90          1.90%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,015.46   $      9.55          1.90%
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,094.80   $      4.96          0.95%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,020.19   $      4.78          0.95%
INSTITUTIONAL CLASS
   Actual                                      $   1,000.00   $   1,096.60   $      3.66          0.70%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,021.44   $      3.53          0.70%
INVESTOR CLASS
   Actual                                      $   1,000.00   $   1,094.50   $      6.27          1.20%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,018.95   $      6.04          1.20%

                                             Wells Fargo Equity Gateway Funds 31

Fund Expenses

                                                 Beginning       Ending         Expenses
                                               Account Value  Account Value  Paid During the    Net Annual
DIVERSIFIED EQUITY FUND                         10-01-2009     03-31-2010       Period(1)     Expense Ratio
-------------------------------------------    -------------  -------------  ---------------  -------------
CLASS A
   Actual                                      $   1,000.00   $   1,093.40   $      6.47          1.24%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,018.75   $      6.24          1.24%
CLASS B
   Actual                                      $   1,000.00   $   1,089.40   $     10.37          1.99%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,015.01   $     10.00          1.99%
CLASS C
   Actual                                      $   1,000.00   $   1,089.00   $     10.36          1.99%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,015.01   $     10.00          1.99%
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,094.70   $      5.17          0.99%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,020.00   $      4.99          0.99%
DIVERSIFIED SMALL CAP FUND
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,123.20   $      5.29          1.00%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,019.95   $      5.04          1.00%
EMERGING GROWTH FUND
CLASS A
   Actual                                      $   1,000.00   $   1,146.30   $      7.76          1.45%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,017.70   $      7.29          1.45%
CLASS C
   Actual                                      $   1,000.00   $   1,140.10   $     11.74          2.20%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,013.96   $     11.05          2.20%
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,146.80   $      6.42          1.20%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,018.95   $      6.04          1.20%
INSTITUTIONAL CLASS
   Actual                                      $   1,000.00   $   1,148.90   $      5.14          0.96%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,020.14   $      4.84          0.96%
INVESTOR CLASS
   Actual                                      $   1,000.00   $   1,145.40   $      7.97          1.49%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,017.50   $      7.49          1.49%
EQUITY INCOME FUND
CLASS A
   Actual                                      $   1,000.00   $   1,095.70   $      5.75          1.10%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,019.45   $      5.54          1.10%
CLASS B
   Actual                                      $   1,000.00   $   1,091.10   $      9.64          1.85%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,015.71   $      9.30          1.85%
CLASS C
   Actual                                      $   1,000.00   $   1,091.90   $      9.65          1.85%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,015.71   $      9.30          1.85%
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,097.10   $      4.44          0.85%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,020.69   $      4.28          0.85%

32 Wells Fargo Equity Gateway Funds

                                                                   Fund Expenses

                                                 Beginning       Ending        Expenses
                                               Account Value  Account Value  Paid During the    Net Annual
EQUITY VALUE FUND                               10-01-2009     03-31-2010      Period(1)      Expense Ratio
-------------------------------------------    -------------  -------------  ---------------  -------------
CLASS A
   Actual                                      $   1,000.00   $   1,125.40   $      6.62          1.25%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,018.70   $      6.29          1.25%
CLASS B
   Actual                                      $   1,000.00   $   1,121.80   $     10.58          2.00%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,014.96   $     10.05          2.00%
CLASS C
   Actual                                      $   1,000.00   $   1,119.60   $     10.57          2.00%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,014.96   $     10.05          2.00%
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,127.20   $      5.30          1.00%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,019.95   $      5.04          1.00%
INSTITUTIONAL CLASS
   Actual                                      $   1,000.00   $   1,129.90   $      3.98          0.75%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,021.19   $      3.78          0.75%
GROWTH EQUITY FUND
CLASS A
   Actual                                      $   1,000.00   $   1,081.00   $      7.68          1.48%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,017.55   $      7.44          1.48%
CLASS B
   Actual                                      $   1,000.00   $   1,077.20   $     11.55          2.23%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,013.81   $     11.20          2.23%
CLASS C
   Actual                                      $   1,000.00   $   1,076.50   $     11.54          2.23%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,013.81   $     11.20          2.23%
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,082.30   $      6.39          1.23%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,018.80   $      6.19          1.23%
INSTITUTIONAL CLASS
   Actual                                      $   1,000.00   $   1,083.60   $      5.35          1.03%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,019.80   $      5.19          1.03%
INTERNATIONAL VALUE FUND
CLASS A
   Actual                                      $   1,000.00   $   1,006.80   $      7.15          1.43%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,017.80   $      7.19          1.43%
CLASS B
   Actual                                      $   1,000.00   $   1,004.10   $     10.89          2.18%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,014.06   $     10.95          2.18%
CLASS C
   Actual                                      $   1,000.00   $   1,003.60   $     10.89          2.18%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,014.06   $     10.95          2.18%
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,008.80   $      5.91          1.18%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,019.05   $      5.94          1.18%
INSTITUTIONAL CLASS
   Actual                                      $   1,000.00   $   1,009.30   $      4.91          0.98%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,020.04   $      4.94          0.98%

                                             Wells Fargo Equity Gateway Funds 33

Fund Expenses

                                                 Beginning       Ending         Expenses
                                               Account Value  Account Value  Paid During the    Net Annual
LARGE CAP APPRECIATION FUND                     10-01-2009     03-31-2010       Period(1)      Expense Ratio
-------------------------------------------    -------------  -------------  ---------------  --------------
CLASS A
   Actual                                      $   1,000.00   $   1,109.50   $      6.47          1.23%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,018.80   $      6.19          1.23%
CLASS B
   Actual                                      $   1,000.00   $   1,107.50   $     10.40          1.98%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,015.06   $      9.95          1.98%
CLASS C
   Actual                                      $   1,000.00   $   1,107.50   $     10.40          1.98%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,015.06   $      9.95          1.98%
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,115.40   $      5.27          1.00%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,019.95   $      5.04          1.00%
INSTITUTIONAL CLASS
   Actual                                      $   1,000.00   $   1,111.60   $      3.63          0.69%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,021.49   $      3.48          0.69%
LARGE COMPANY GROWTH FUND
CLASS A
   Actual                                      $   1,000.00   $   1,096.80   $      6.27          1.20%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,018.95   $      6.04          1.20%
CLASS B
   Actual                                      $   1,000.00   $   1,092.60   $     10.12          1.94%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,015.26   $      9.75          1.94%
CLASS C
   Actual                                      $   1,000.00   $   1,092.70   $     10.12          1.94%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,015.26   $      9.75          1.94%
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,097.50   $      4.86          0.93%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,020.29   $      4.68          0.93%
INSTITUTIONAL CLASS
   Actual                                      $   1,000.00   $   1,099.20   $      3.72          0.71%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,021.39   $      3.58          0.71%
INVESTOR CLASS
   Actual                                      $   1,000.00   $   1,096.30   $      6.64          1.27%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,018.60   $      6.39          1.27%
SMALL COMPANY GROWTH FUND
CLASS A
   Actual                                      $   1,000.00   $   1,114.30   $      7.64          1.45%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,017.70   $      7.29          1.45%
CLASS B
   Actual                                      $   1,000.00   $   1,110.40   $     11.52          2.19%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,014.01   $     11.00          2.19%
CLASS C
   Actual                                      $   1,000.00   $   1,110.90   $     11.53          2.19%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,014.01   $     11.00          2.19%

34 Wells Fargo Equity Gateway Funds

                                                                   Fund Expenses

                                                 Beginning       Ending         Expenses
                                               Account Value  Account Value  Paid During the    Net Annual
SMALL COMPANY GROWTH FUND (CONTINUED)           10-01-2009     03-31-2010       Period(1)      Expense Ratio
-------------------------------------------    -------------  -------------  ---------------  --------------
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,116.40   $      6.33          1.20%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,018.95   $      6.04          1.20%
INSTITUTIONAL CLASS
   Actual                                      $   1,000.00   $   1,117.10   $      5.01          0.95%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,020.19   $      4.78          0.95%
SMALL COMPANY VALUE FUND
CLASS A
   Actual                                      $   1,000.00   $   1,153.30   $      7.78          1.45%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,017.70   $      7.29          1.45%
CLASS B
   Actual                                      $   1,000.00   $   1,152.00   $     11.80          2.20%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,013.96   $     11.05          2.20%
CLASS C
   Actual                                      $   1,000.00   $   1,152.00   $     11.80          2.20%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,013.96   $     11.05          2.20%
ADMINISTRATOR CLASS
   Actual                                      $   1,000.00   $   1,159.00   $      6.46          1.20%
   Hypothetical (5% return before expenses)    $   1,000.00   $   1,018.95   $      6.04          1.20%

----------
1. Expenses are equal to the Fund's annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

                                             Wells Fargo Equity Gateway Funds 35

Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE FUND

   FACE/SHARE
       AMOUNT  SECURITY NAME                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
         NA    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                     $ 490,781,976
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $466,803,635)                    490,781,976
                                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $466,803,635)*                                                          99.99%     490,781,976
OTHER ASSETS AND LIABILITIES, NET                                              0.01           45,538
                                                                             ------    -------------
TOTAL NET ASSETS                                                             100.00%   $ 490,827,514
                                                                             ------    -------------

* Cost for federal income tax purposes is $ 477,386,890 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                            $ 13,395,086
Gross unrealized depreciation                                                       0
                                                                         ------------
Net unrealized appreciation                                              $ 13,395,086

DIVERSIFIED EQUITY FUND

   FACE/SHARE
       AMOUNT  SECURITY NAME                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.34%
        NA      WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                    $  35,900,479
        NA      WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                        21,428,336
        NA      WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                            5,017,355
        NA      WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                             35,886,478
        NA      WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                              35,852,477
        NA      WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                    107,618,883
        NA      WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                        16,137,534
        NA      WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                      16,014,580
        NA      WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                       16,083,304
        NA      WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                       16,047,984
        NA      WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                    10,732,872
        NA      WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                      74,918,586
        NA      WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                           14,201,448
        NA      WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                       9,232,703
        NA      WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                        1,425,419
        NA      WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                 12,724,800
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $ 371,061,658)                   429,223,238
                                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $371,061,658)*                                                          100.34%    429,223,238
OTHER ASSETS AND LIABILITIES, NET                                              (0.34)     (1,444,871)
                                                                              ------   -------------
TOTAL NET ASSETS                                                              100.00%  $ 427,778,367
                                                                              ------   -------------

* Cost for federal income tax purposes is $ 383,503,550 and net unrealized appreciation (depreciation) consists of:

   Gross unrealized appreciation                                        $ 56,648,676
   Gross unrealized depreciation                                         (10,928,988)
                                                                        ------------
   Net unrealized appreciation                                          $ 45,719,688

The accompanying notes are an integral part of these financial statements.

36 Wells Fargo Equity Gateway Funds

                          Portfolio of Investments--March 31, 2010 (Unaudited)

DIVERSIFIED SMALL CAP FUND

   FACE/SHARE
       AMOUNT  SECURITY NAME                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.48%

        NA     WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                         $   14,812,892
        NA     WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                             42,194,123
        NA     WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                        27,514,649
        NA     WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                          4,219,988
        NA     WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                   38,158,562
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $94,205,796)                      126,900,214
                                                                                       --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $94,205,796)*                                                           100.48%     126,900,214
OTHER ASSETS AND LIABILITIES, NET                                              (0.48)        (608,611)
                                                                              ------   --------------
TOTAL NET ASSETS                                                              100.00%  $  126,291,603
                                                                              ------   --------------

* Cost for federal income tax purposes is $ 107,608,811 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                           $ 32,694,418
Gross unrealized depreciation                                            (13,403,015)
                                                                        ------------
Net unrealized appreciation                                             $ 19,291,403

EMERGING GROWTH FUND

   FACE/SHARE
       AMOUNT  SECURITY NAME                                                               VALUE
-------------  ------------------------------------------------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.23%
        NA WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                             $    3,532,284
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $ 3,121,980)                        3,532,284
                                                                                       --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,121,980)*                                                             98.23%       3,532,284
OTHER ASSETS AND LIABILITIES, NET                                               1.77           63,612
                                                                              ------   --------------
TOTAL NET ASSETS                                                              100.00%  $    3,595,896
                                                                              ------   --------------

* Cost for federal income tax purposes is $3,215,848 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                           $    316,436
Gross unrealized depreciation                                                      0
                                                                        ------------
Net unrealized appreciation                                             $    316,436

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 37

Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME FUND

FACE/SHARE
    AMOUNT   SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.31%
        NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                          $  128,388,123

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $388,176,817)                                                  128,388,123
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $388,176,817)*                                                                                    100.31%        128,388,123
OTHER ASSETS AND LIABILITIES, NET                                                                        (0.31)           (391,893)
                                                                                                --------------      --------------
TOTAL NET ASSETS                                                                                        100.00%     $  127,996,230
                                                                                                --------------      --------------

* Cost for federal income tax purposes is $388,620,321 and net unrealized appreciation (depreciation) consists of:

  Gross unrealized appreciation                                                                 $            0
  Gross unrealized depreciation                                                                   (260,232,198)
                                                                                                --------------
  Net unrealized depreciation                                                                   $ (260,232,198)

EQUITY VALUE FUND

FACE/SHARE
    AMOUNT   SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.15%
        NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           $  245,774,660

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $208,875,296)                                                  245,774,660
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $208,875,296)*                                                                                    100.15%        245,774,660
OTHER ASSETS AND LIABILITIES, NET                                                                        (0.15)           (357,144)
                                                                                                --------------      --------------
TOTAL NET ASSETS                                                                                        100.00%     $  245,417,516
                                                                                                --------------      --------------

* Cost for federal income tax purposes is $210,282,839 and net unrealized appreciation (depreciation) consists of:

  Gross unrealized appreciation                                                                 $   35,491,821
  Gross unrealized depreciation                                                                              0
                                                                                                --------------
  Net unrealized appreciation                                                                   $   35,491,821

The accompanying notes are an integral part of these financial statements.

38 Wells Fargo Equity Gateway Funds

                          Portfolio of Investments--March 31, 2010 (Unaudited)

GROWTH EQUITY FUND

FACE/SHARE
    AMOUNT   SECURITY NAME                                                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.23%
        NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     $    6,866,314
        NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                             5,608,296
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                         10,398,032
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                       10,388,421
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                        10,371,298
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                        10,383,376
        NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                       41,149,842
        NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                            15,953,359
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                       10,398,083
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                         1,576,381
        NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                  14,431,045

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $114,372,742)                                                  137,524,447
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $114,372,742)*                                                                                    100.23%        137,524,447
OTHER ASSETS AND LIABILITIES, NET                                                                        (0.23)           (320,499)
                                                                                                --------------      --------------
TOTAL NET ASSETS                                                                                        100.00%     $  137,203,948
                                                                                                --------------      --------------

* Cost for federal income tax purposes is $121,957,597 and net unrealized appreciation (depreciation) consists of:

  Gross unrealized appreciation                                                                 $   15,566,850
  Gross unrealized depreciation                                                                              0
                                                                                                --------------
  Net unrealized appreciation                                                                   $   15,566,850

INTERNATIONAL VALUE FUND

FACE/SHARE
    AMOUNT   SECURITY NAME                                                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.80%
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    $  254,110,914

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $286,939,390)                                                  254,110,914
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $286,939,390)*                                                                                     99.80%        254,110,914
OTHER ASSETS AND LIABILITIES, NET                                                                         0.20             509,626
                                                                                                --------------      --------------
TOTAL NET ASSETS                                                                                        100.00%     $  254,620,540
                                                                                                --------------      --------------

* Cost for  federal  income tax  purposes  is  $287,536,384  and net  unrealized appreciation (depreciation) consists of:

  Gross unrealized appreciation                                                                 $            0
  Gross unrealized depreciation                                                                    (33,425,470)
                                                                                                --------------
  Net unrealized depreciation                                                                   $  (33,425,470)

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 39

Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION FUND

FACE/SHARE
    AMOUNT   SECURITY NAME                                                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.09%
        NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 $   38,285,194

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $31,170,029)                                                    38,285,194
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $31,170,029)*                                                                                     100.09%         38,285,194
OTHER ASSETS AND LIABILITIES, NET                                                                        (0.09)            (36,075)
                                                                                                --------------      --------------
TOTAL NET ASSETS                                                                                        100.00%     $   38,249,119
                                                                                                --------------      --------------

* Cost for federal income tax purposes is $31,933,259 and net unrealized appreciation (depreciation) consists of:

  Gross unrealized appreciation                                                                 $    6,351,935
  Gross unrealized depreciation                                                                              0
                                                                                                --------------
  Net unrealized appreciation                                                                   $    6,351,935

LARGE COMPANY GROWTH FUND

FACE/SHARE
    AMOUNT   SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 103.25%
        NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                   $  398,505,024

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $348,958,452)                                                  398,505,024
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $348,958,452)*                                                                                    103.25%        398,505,024
OTHER ASSETS AND LIABILITIES, NET                                                                        (3.25)        (12,527,610)
                                                                                                --------------      --------------
TOTAL NET ASSETS                                                                                        100.00%     $  385,977,414
                                                                                                --------------      --------------

* Cost for federal income tax purposes is $376,793,778 and net unrealized appreciation (depreciation) consists of:

  Gross unrealized appreciation                                                                 $   21,711,246
  Gross unrealized depreciation                                                                              0
                                                                                                --------------
  Net unrealized appreciation                                                                   $   21,711,246

The accompanying notes are an integral part of these financial statements.

40 Wells Fargo Equity Gateway Funds

                          Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH FUND

FACE/SHARE
    AMOUNT   SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 103.62%
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   $  286,278,540

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $287,497,527)                                                  286,278,540
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $287,497,527)*                                                                                    103.62%        286,278,540
OTHER ASSETS AND LIABILITIES, NET                                                                        (3.62)        (10,012,305)
                                                                                                --------------      --------------
TOTAL NET ASSETS                                                                                        100.00%     $  276,266,235
                                                                                                --------------      --------------

* Cost for federal income tax purposes is $298,593,493 and net unrealized appreciation (depreciation) consists of:

  Gross unrealized appreciation                                                                 $            0
  Gross unrealized depreciation                                                                    (12,314,953)
                                                                                                --------------
  Net unrealized depreciation                                                                   $  (12,314,953)

SMALL COMPANY VALUE FUND

FACE/SHARE
    AMOUNT   SECURITY NAME                                                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.85%
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    $   92,493,930

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $63,577,000)                                                    92,493,930
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $63,577,000)*                                                                                      99.85%         92,493,930
OTHER ASSETS AND LIABILITIES, NET                                                                         0.15             138,269
                                                                                                --------------      --------------
TOTAL NET ASSETS                                                                                        100.00%     $   92,632,199
                                                                                                --------------      --------------

* Cost for federal income tax purposes is $79,780,660 and net unrealized appreciation (depreciation) consists of:

  Gross unrealized appreciation                                                                 $   12,713,270
  Gross unrealized depreciation                                                                              0
                                                                                                --------------
  Net unrealized appreciation                                                                   $   12,713,270

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

42 Wells Fargo Equity Gateway Funds

              Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

                                                                                                 C&B Large           Diversified
                                                                                                 Cap Value             Equity
                                                                                                   Fund                 Fund
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in affiliated Master Portfolios, at value (see cost below) ................     $  490,781,976      $  429,223,238
   Cash ..................................................................................             25,000              25,000
   Receivable for Fund shares issued .....................................................            909,916               7,427
   Receivable from investment advisor and/or affiliates ..................................                  0                   0
   Prepaid expenses and other assets .....................................................             38,516              25,616
                                                                                               ----------------------------------
Total assets .............................................................................        491,755,408         429,281,281
                                                                                               ----------------------------------
LIABILITIES
   Payable for Fund shares redeemed ......................................................            769,739           1,138,250
   Payable to investment advisor and/or affiliates .......................................            137,243             284,214
   Shareholder reporting expenses payable ................................................             20,912              80,450
   Accrued expenses and other liabilities ................................................                  0                   0
                                                                                               ----------------------------------
Total liabilities ........................................................................            927,894           1,502,914
                                                                                               ----------------------------------
TOTAL NET ASSETS .........................................................................     $  490,827,514      $  427,778,367
                                                                                               ==================================
NET ASSETS CONSIST OF
   Paid-in capital .......................................................................     $  577,232,930      $  438,666,242
   Undistributed/overdistributed net investment income (loss) ............................          1,184,820            (316,770)
   Accumulated net realized loss on investments ..........................................       (111,568,577)        (68,732,685)
   Net unrealized appreciation (depreciation) of investments .............................         23,978,341          58,161,580
                                                                                               ----------------------------------
TOTAL NET ASSETS .........................................................................     $  490,827,514      $  427,778,367
                                                                                               ==================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ..................................................................     $   35,172,439      $   85,119,888
   Shares outstanding - Class A ..........................................................          4,604,271           3,374,978
   Net asset value per share - Class A ...................................................     $         7.64      $        25.22
   Maximum offering price per share - Class A(2) .........................................     $         8.11      $        26.76
   Net assets - Class B ..................................................................     $    8,215,327      $    9,264,597
   Shares outstanding - Class B ..........................................................          1,076,740             390,207
   Net asset value and offering price per share - Class B ................................     $         7.63      $        23.74
   Net assets - Class C ..................................................................     $    7,074,717      $    2,995,333
   Shares outstanding - Class C ..........................................................            928,477             123,699
   Net asset value and offering price per share - Class C ................................     $         7.62      $        24.21
   Net assets - Administrator Class ......................................................     $  206,270,572      $  330,398,549
   Shares outstanding - Administrator Class ..............................................         27,017,309          13,070,402
   Net asset value and offering price per share - Administrator Class ....................     $         7.63      $        25.28
   Net assets - Institutional Class ......................................................     $   32,453,573                  NA
   Shares outstanding - Institutional Class ..............................................          4,237,868                  NA
   Net asset value and offering price per share - Institutional Class ....................     $         7.66                  NA
   Net assets - Investor Class ...........................................................     $  201,640,886                  NA
   Shares outstanding - Investor Class ...................................................         26,470,500                  NA
   Net asset value and offering price per share - Investor Class .........................     $         7.62                  NA
                                                                                               ----------------------------------
Investments, at cost .....................................................................     $  466,803,635      $  371,061,658
                                                                                               ----------------------------------

-------------
1.   Each Fund has an unlimited number of authorized shares.

2. Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 43

Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

 Diversified         Emerging           Equity            Equity            Growth          International
  Small Cap           Growth            Income            Value             Equity              Value
   Fund                Fund              Fund              Fund              Fund               Fund
---------------------------------------------------------------------------------------------------------
$  126,900,214     $  3,532,284     $  128,388,123     $ 245,774,660     $ 137,524,447     $  254,110,914
        25,000                0                  0                 0            25,000             25,157
         9,134            2,833              7,834           181,905             8,248          1,037,116
        10,131            7,481                  0                 0                 0                  0
             0           53,298              3,761            29,761            25,462             16,616
---------------------------------------------------------------------------------------------------------
   126,944,479        3,595,896        128,399,718       245,986,326       137,583,157        255,189,803
---------------------------------------------------------------------------------------------------------

       529,584                0            310,827           516,240           291,002            495,107
             0                0             22,274            38,007            45,265             22,530
        49,362                0             70,387            14,563            42,942             51,626
        73,930                0                  0                 0                 0                  0
---------------------------------------------------------------------------------------------------------
       652,876                0            403,488           568,810           379,209            569,263
---------------------------------------------------------------------------------------------------------
$  126,291,603     $  3,595,896     $  127,996,230     $ 245,417,516     $ 137,203,948     $  254,620,540
=========================================================================================================

$  242,412,987     $  5,177,710     $  392,130,394     $ 297,826,049     $ 128,357,950     $  339,319,259
       308,582          (29,853)           (47,135)          346,331        (1,017,936)         1,161,012
  (149,124,384)      (1,962,265)        (4,298,335)      (89,654,228)      (13,287,771)       (53,031,255)
    32,694,418          410,304       (259,788,694)       36,899,364        23,151,705        (32,828,476)
---------------------------------------------------------------------------------------------------------
$  126,291,603     $  3,595,896     $  127,996,230     $ 245,417,516     $ 137,203,948     $  254,620,540
=========================================================================================================

            NA     $     93,265     $   87,413,030     $   4,916,494     $  17,070,409     $    8,345,406
            NA           10,265          6,543,872           409,901         1,536,323            662,192
            NA     $       9.09     $        13.36     $       11.99     $       11.11     $        12.60
            NA     $       9.64     $        14.18     $       12.72     $       11.79     $        13.37
            NA               NA     $    3,010,778     $     636,588     $   1,375,757     $      419,426
            NA               NA            224,990            53,165           169,384             33,592
            NA               NA     $        13.38     $       11.97     $        8.12     $        12.49
            NA     $     11,042     $    2,027,327     $     777,296     $     434,901     $      705,011
            NA            1,233            139,090            65,408            47,362             56,860
            NA     $       8.96     $        14.58     $       11.88     $        9.18     $        12.40
$  126,291,603     $     18,522     $   35,545,095     $ 164,811,980     $ 112,256,384     $  243,330,075
    11,746,126            2,027          2,665,459        13,506,081         9,748,861         19,424,770
$        10.75     $       9.14     $        13.34     $       12.20     $       11.51     $        12.53
            NA     $      9,732                 NA     $  74,275,158     $   6,066,497     $    1,820,622
            NA            1,060                 NA         6,090,806           526,845            144,794
            NA     $       9.18                 NA     $       12.19     $       11.51     $        12.57
            NA     $  3,463,335                 NA                NA                NA                 NA
            NA          382,296                 NA                NA                NA                 NA
            NA     $       9.06                 NA                NA                NA                 NA
---------------------------------------------------------------------------------------------------------
$   94,205,796     $  3,121,980     $  388,176,817     $ 208,875,296     $ 114,372,742     $  286,939,390
---------------------------------------------------------------------------------------------------------

44 Wells Fargo Equity Gateway Funds

              Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

                                                                                                 Large Cap             Large
                                                                                                Appreciation          Company
                                                                                                    Fund            Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in affiliated Master Portfolios, at value (see cost below) ..................    $  38,285,194      $  398,505,024
   Cash ....................................................................................           28,000              30,000
   Receivable for Fund shares issued .......................................................            4,312              31,698
   Prepaid expenses and other assets .......................................................           27,444              24,060
                                                                                                ---------------------------------
Total assets ...............................................................................       38,344,950         398,590,782
                                                                                                ---------------------------------
LIABILITIES
   Payable for Fund shares redeemed ........................................................           83,507          12,240,143
   Payable to investment advisor and/or affiliates .........................................            2,781             161,322
   Shareholder reporting expenses payable ..................................................            9,543             211,903
                                                                                                ---------------------------------
Total liabilities ..........................................................................           95,831          12,613,368
                                                                                                ---------------------------------
TOTAL NET ASSETS ...........................................................................    $  38,249,119      $  385,977,414
                                                                                                =================================
NET ASSETS CONSIST OF
   Paid-in capital .........................................................................    $  62,478,291      $  552,207,218
   Undistributed net investment income (loss) ..............................................          100,832             575,145
   Accumulated net realized loss on investments ............................................      (31,445,169)       (216,351,521)
   Net unrealized appreciation (depreciation) of investments ...............................        7,115,165          49,546,572
                                                                                                ---------------------------------
TOTAL NET ASSETS ...........................................................................    $  38,249,119      $  385,977,414
                                                                                                =================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ....................................................................    $   5,578,475      $  230,310,562
   Shares outstanding - Class A ............................................................          641,880           4,571,939
   Net asset value per share - Class A .....................................................    $        8.69      $        50.37
   Maximum offering price per share - Class A(2) ...........................................    $        9.22      $        53.44
   Net assets - Class B ....................................................................    $     749,328      $    9,464,875
   Shares outstanding - Class B ............................................................           92,075             213,260
   Net asset value and offering price per share - Class B ..................................    $        8.14      $        44.38
   Net assets - Class C ....................................................................    $     360,165      $    5,657,002
   Shares outstanding - Class C ............................................................           44,240             127,655
   Net asset value and offering price per share - Class C ..................................    $        8.14      $        44.31
   Net assets - Administrator Class ........................................................    $  31,551,947      $   66,196,072
   Shares outstanding - Administrator Class ................................................        3,576,622           1,368,668
   Net asset value and offering price per share - Administrator Class ......................    $        8.82      $        48.37
   Net assets - Institutional Class ........................................................    $       9,204      $      944,587
   Shares outstanding - Institutional Class ................................................            1,049              19,754
   Net asset value and offering price per share - Institutional Class ......................    $        8.77      $        47.82
   Net assets - Investor Class .............................................................               NA      $   73,404,316
   Shares outstanding - Investor Class .....................................................               NA           1,547,687
   Net asset value and offering price per share - Investor Class ...........................               NA      $        47.43
                                                                                                ---------------------------------
Investments, at cost .......................................................................    $  31,170,029      $  348,958,452
                                                                                                ---------------------------------

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 45

Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

      Small             Small
     Company           Company
   Growth Fund        Value Fund
 ---------------------------------
 $  286,278,540     $   92,493,930
         25,000             25,000
         97,757            276,033
         27,059             27,609
 ---------------------------------
    286,428,356         92,822,572
 ---------------------------------

     10,075,045            114,597
         69,218             17,611
         17,858             58,165
 ---------------------------------
     10,162,121            190,373
 ---------------------------------
 $  276,266,235     $   92,632,199
 =================================

 $  390,082,984     $  216,961,679
     (2,355,598)           556,403
   (110,242,164)      (153,802,813)
     (1,218,987)        28,916,930
 ---------------------------------
 $  276,266,235     $   92,632,199
 =================================

 $    3,199,245     $   25,618,344
        154,702          2,254,622
       $  20.68             $11.36
       $  21.94             $12.05
 $      301,635     $    2,786,411
         15,448            262,588
       $  19.53             $10.61
 $      880,272     $    1,583,650
         44,584            149,221
       $  19.74             $10.61
 $  271,657,016     $   62,643,794
     12,869,297          5,438,898
       $  21.11             $11.52
 $      228,067                 NA
         10,762                 NA
       $  21.19                 NA
             NA                 NA
             NA                 NA
             NA                 NA
 ---------------------------------
 $  287,497,527     $   63,577,000
 ---------------------------------

46 Wells Fargo Equity Gateway Funds

 Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

                                                                                                       C&B Large       Diversified
                                                                                                       Cap Value         Equity
                                                                                                         Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios(1) .....................................    $   4,895,466     $  3,736,287
   Interest allocated from affiliated Master Portfolios .........................................            7,627            3,015
   Security lending income from affiliated Master Portfolios ....................................            8,899           41,218
   Expenses allocated from affiliated Master Portfolios .........................................       (1,739,567)      (1,424,194)
   Waivers allocated from affiliated Master Portfolios ..........................................           56,606          154,203
                                                                                                     ------------------------------
Total investment income (loss) ..................................................................        3,229,031        2,510,529
                                                                                                     ------------------------------
EXPENSES
   Advisory fees ................................................................................                0          544,670
   Administration fees
     Fund level .................................................................................          122,334          108,934
     Class A ....................................................................................           47,659          120,522
     Class B ....................................................................................           11,697           13,916
     Class C ....................................................................................            9,593            4,143
     Administrator Class ........................................................................          104,966          167,109
     Institutional Class ........................................................................           11,539               NA
     Investor Class .............................................................................          382,484               NA
   Shareholder servicing fees
     Class A ....................................................................................           42,553          108,165
     Class B ....................................................................................           10,444           12,486
     Class C ....................................................................................            8,565            3,719
     Administrator Class ........................................................................          253,978          414,037
     Investor Class .............................................................................          251,634               NA
   Accounting fees ..............................................................................            6,587           12,144
   Distribution fees
     Class B ....................................................................................           31,331           37,361
     Class C ....................................................................................           25,694           11,126
   Professional fees ............................................................................           12,458           13,189
   Registration fees ............................................................................           34,904           14,959
   Shareholder reports ..........................................................................           59,836           69,808
   Trustees' fees ...............................................................................            5,274            5,274
   Other fees and expenses ......................................................................            7,793           19,067
                                                                                                     ------------------------------
Total expenses ..................................................................................        1,441,323        1,680,629
                                                                                                     ------------------------------
LESS
   Waived fees and/or reimbursed expenses .......................................................         (478,091)        (617,254)
   Net expenses .................................................................................          963,232        1,063,375
                                                                                                     ------------------------------
Net investment income (loss) ....................................................................        2,265,799        1,447,154
                                                                                                     ------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from securities transactions allocated from Master Portfolios ..........      (19,134,868)      20,165,150
Net change in unrealized appreciation (depreciation) of securities transactions allocated from
   Master Portfolios ............................................................................       61,565,090       18,578,517
                                                                                                     ------------------------------
Net realized and unrealized gain on investments .................................................       42,430,222       38,743,667
                                                                                                     ------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................................    $  44,696,021     $ 40,190,821
                                                                                                     ==============================

1. Net of foreign withholding taxes of ..........................................................    $       5,858     $     56,989

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 47

Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

  Diversified       Emerging         Equity          Equity            Growth        International
   Small Cap         Growth          Income          Value             Equity            Value
     Fund             Fund            Fund            Fund              Fund             Fund
 -------------------------------------------------------------------------------------------------
 $     711,684     $    3,824     $  1,579,029     $  1,800,385     $    922,063     $   2,531,029
         3,931             53           (8,301)           1,111            2,665             3,993
        47,840          1,049            1,072           11,486           27,253            32,726
      (554,038)       (16,221)        (467,504)        (811,460)        (633,606)       (1,468,579)
        17,816          1,038            2,207           27,057           91,601           212,674
 -------------------------------------------------------------------------------------------------
       227,233        (10,257)       1,106,503        1,028,579          409,976         1,311,843
 -------------------------------------------------------------------------------------------------

       200,863              0                0                0          174,497                 0
        40,173            803           31,558           56,322           34,899            61,376
            NA             88          120,061            6,385           23,304            11,908
            NA             NA            4,890              909            2,047               729
            NA             12            2,706              893              657             1,078
        80,345              9           17,524           77,216           58,232           117,055
            NA              4               NA           25,957            1,823               638
            NA          5,915               NA               NA               NA                NA
            NA             78          107,197            5,472           20,808             9,761
            NA             NA            4,366              813            1,829               651
            NA             11            2,416              799              586               963
       199,610             22           43,148          180,250          145,358           292,198
            NA          3,891               NA               NA               NA                NA
         5,818          8,786           10,599           12,358            5,309            11,576
            NA             NA           13,098            2,437            5,485             1,953
            NA             34            7,249            2,394            1,760             2,888
        13,191         12,433           12,174           12,350           13,160            12,315
         7,521         27,424           12,465           14,959           20,943            22,439
        32,589            499           29,917           19,945           22,439            29,917
         5,274          5,274            5,274            5,274            5,274             5,274
         7,831          2,263            3,909            4,558            3,760             4,872
 -------------------------------------------------------------------------------------------------
       593,215         67,546          428,551          429,291          542,170           587,591
 -------------------------------------------------------------------------------------------------

      (328,173)       (58,835)        (222,986)        (156,227)        (198,250)         (380,927)
       265,042          8,711          205,565          273,064          343,920           206,664
 -------------------------------------------------------------------------------------------------
       (37,809)       (18,968)         900,938          755,515           66,056         1,105,179
 -------------------------------------------------------------------------------------------------

   (15,063,262)       559,671       (2,203,242)      11,138,712        2,550,137       (12,336,528)

    30,157,473        (98,087)      12,882,427       15,877,182        8,558,295        13,573,353
 -------------------------------------------------------------------------------------------------
    15,094,211        461,584       10,679,185       27,015,894       11,108,432         1,236,825
 -------------------------------------------------------------------------------------------------
 $  15,056,402     $  442,616     $ 11,580,123     $ 27,771,409     $ 11,174,488     $   2,342,004
 =================================================================================================

 $         145     $        0     $          0     $      7,746     $     36,212     $     297,271

48 Wells Fargo Equity Gateway Funds

 Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

                                                                                                       Large Cap         Large
                                                                                                     Appreciation        Company
                                                                                                         Fund          Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios(1) .....................................    $    322,274     $   2,705,994
   Interest allocated from affiliated Master Portfolios .........................................           1,333             4,205
   Security lending income from affiliated Master Portfolios ....................................             673            37,684
   Expenses allocated from affiliated Master Portfolios .........................................        (183,475)       (1,457,110)
   Waivers allocated from affiliated Master Portfolios ..........................................          19,188           171,745
                                                                                                     ------------------------------
Total investment income (loss) ..................................................................         159,993         1,462,518
                                                                                                     ------------------------------
EXPENSES
   Administration fees
     Fund level .................................................................................          11,798           102,797
     Class A ....................................................................................           6,565           314,819
     Class B ....................................................................................             934            14,805
     Class C ....................................................................................             412             7,627
     Administrator Class ........................................................................          18,463            47,716
     Institutional Class ........................................................................           1,402             1,632
     Investor Class .............................................................................              NA           134,485
   Shareholder servicing fees
     Class A ....................................................................................           7,011           281,088
     Class B ....................................................................................             999            13,003
     Class C ....................................................................................             441             6,810
     Administrator Class ........................................................................          36,144           113,109
     Investor Class .............................................................................              NA            88,228
   Accounting fees ..............................................................................           5,230            10,438
   Distribution fees
     Class B ....................................................................................           2,996            39,656
     Class C ....................................................................................           1,324            20,430
   Professional fees ............................................................................          12,350            12,397
   Registration fees ............................................................................          17,452            27,424
   Shareholder reports ..........................................................................           9,413           114,685
   Trustees' fees ...............................................................................           5,274             5,274
   Other fees and expenses ......................................................................           2,845            15,045
                                                                                                     ------------------------------
Total expenses ..................................................................................         141,053         1,371,468
                                                                                                     ------------------------------
LESS
   Waived fees and/or reimbursed expenses .......................................................         (64,477)         (247,063)
   Net expenses .................................................................................          76,576         1,124,405
                                                                                                     ------------------------------
Net investment income (loss) ....................................................................          83,417           338,113
                                                                                                     ------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from securities transactions allocated from Master Portfolios .................       4,359,932        12,226,089
Net change in unrealized appreciation (depreciation) of securities transactions allocated from
   Master Portfolios ............................................................................         372,814        26,385,542
                                                                                                     ------------------------------
Net realized and unrealized gain (loss) on investment ...........................................       4,732,746        38,611,631
                                                                                                     ------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................................    $  4,816,163     $  38,949,744
                                                                                                     ==============================

1. Net of foreign withholding taxes of ..........................................................    $      1,350     $           0

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 49

Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

     Small             Small
    Company           Company
  Growth Fund       Value Fund
 --------------------------------
 $     342,387     $      503,694
         2,450              1,421
        18,616              5,174
    (1,161,862)          (445,709)
        15,408                930
 --------------------------------
      (783,001)            65,510
 --------------------------------

        65,988             24,778
         3,936             31,307
           404              3,721
           952              2,036
       129,515             36,042
             0                 NA
            NA                 NA

         3,514             28,137
           361              3,341
           850              1,830
       325,085             89,934
            NA                 NA
        11,391              4,595

         1,083              9,994
         2,551              5,471
        11,882             12,350
        22,439             15,956
        25,704             41,885
         5,274              5,274
         5,213              4,559
 --------------------------------
       616,142            321,210
 --------------------------------

      (173,820)          (122,909)
       442,322            198,301
 --------------------------------
    (1,225,323)          (132,791)
 --------------------------------

    28,005,681         12,597,256

     3,372,997         (3,075,636)
 --------------------------------
    31,378,678          9,521,620
 --------------------------------
 $  30,153,355     $    9,388,829
 ================================

 $           0     $            0

50 Wells Fargo Equity Gateway Funds

                                             Statements of Changes in Net Assets

                                                                                               C&B LARGE CAP VALUE FUND
                                                                                         --------------------------------------
                                                                                             For the
                                                                                         Six Months Ended        For the
                                                                                          March 31, 2010        Year Ended
                                                                                           (Unaudited)       September 30, 2009
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     Beginning net assets .............................................................  $    498,134,787    $      505,336,290
OPERATIONS
     Net investment income (loss) .....................................................         2,265,799             6,912,292
     Net realized gain (loss) on investments ..........................................       (19,134,868)          (53,403,856)
     Net change in unrealized appreciation (depreciation) of investments ..............        61,565,090            24,634,242
                                                                                         --------------------------------------
Net increase (decrease) in net assets resulting from operations .......................        44,696,021           (21,857,322)
                                                                                         --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income
          Class A .....................................................................          (382,177)             (622,542)
          Class B .....................................................................           (29,793)              (96,851)
          Class C .....................................................................           (29,114)              (66,446)
          Administrator Class .........................................................        (2,682,790)           (4,072,816)
          Institutional Class .........................................................          (427,090)             (623,027)
          Investor Class ..............................................................        (2,494,070)           (2,774,348)
     Net realized gains
          Class A .....................................................................                 0                  (343)
          Class B .....................................................................                 0                  (111)
          Class C .....................................................................                 0                   (79)
          Administrator Class .........................................................                 0                (2,377)
          Institutional Class .........................................................                 0                  (250)
          Investor Class ..............................................................                 0                (1,425)
                                                                                         --------------------------------------
Total distributions to shareholders ...................................................        (6,045,034)           (8,260,615)
                                                                                         --------------------------------------
CAPITAL SHARES TRANSACTIONS
     Proceeds from shares sold - Class A ..............................................         2,509,553             7,974,758
     Reinvestment of distributions - Class A ..........................................           356,182               543,758
     Cost of shares redeemed - Class A ................................................        (4,192,087)          (10,994,479)
                                                                                         --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ..........................................................        (1,326,352)           (2,475,963)
                                                                                         --------------------------------------
     Proceeds from shares sold - Class B ..............................................            22,371               116,199
     Reinvestment of distributions - Class B ..........................................            28,504                93,335
     Cost of shares redeemed - Class B ................................................        (1,291,990)           (3,213,938)
                                                                                         --------------------------------------
     Net decrease in net assets resulting from capital share transactions - Class B ...        (1,241,115)           (3,004,404)
                                                                                         --------------------------------------
     Proceeds from shares sold - Class C ..............................................           227,520               477,977
     Reinvestment of distributions - Class C ..........................................            26,635                62,037
     Cost of shares redeemed - Class C ................................................          (597,751)           (2,029,988)
                                                                                         --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ..........................................................          (343,596)           (1,489,974)
                                                                                         --------------------------------------
     Proceeds from shares sold - Administrator Class ..................................        11,578,334           105,648,299
     Reinvestment of distributions - Administrator Class ..............................         1,707,819             3,106,959
     Cost of shares redeemed - Administrator Class ....................................       (45,808,542)         (130,035,108)
                                                                                         --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ..............................................       (32,522,389)          (21,279,850)
                                                                                         --------------------------------------
     Proceeds from shares sold - Institutional Class ..................................         6,023,274             3,411,024
     Reinvestment of distributions - Institutional Class ..............................           361,970               519,556
     Cost of shares redeemed - Institutional Class ....................................        (2,873,886)           (2,672,723)
                                                                                         --------------------------------------
     Net increase in net assets resulting from capital share transactions -
     Institutional Class ..............................................................         3,511,358             1,257,857
                                                                                         --------------------------------------
     Proceeds from shares sold - Investor Class .......................................        50,225,978            92,577,525
     Reinvestment of distributions - Investor Class ...................................         2,463,677             2,620,557
     Cost of shares redeemed - Investor Class .........................................       (66,725,821)          (45,289,314)
                                                                                         --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class ...................................................       (14,036,166)           49,908,768
                                                                                         --------------------------------------
Net increase (decrease) in net assets resulting from capital share
 transactions - Total .................................................................       (45,958,260)           22,916,434
                                                                                         --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................................        (7,307,273)           (7,201,503)
                                                                                         --------------------------------------
ENDING NET ASSETS .....................................................................  $    490,827,514    $      498,134,787
                                                                                         --------------------------------------

Ending balance of undistributed/overdistributed net investment income (loss) ..........  $      1,184,820    $        4,964,055
                                                                                         --------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 51

Statements of Changes in Net Assets

       DIVERSIFIED EQUITY FUND                  DIVERSIFIED SMALL CAP FUND                 EMERGING GROWTH FUND
--------------------------------------    --------------------------------------    --------------------------------------
    For the                                   For the                                   For the
Six Months Ended         For the          Six Months Ended         For the          Six Months Ended         For the
 March 31, 2010        Year Ended          March 31, 2010         Year Ended         March 31, 2010         Year Ended
  (Unaudited)       September 30, 2009      (Unaudited)       September 30, 2009      (Unaudited)       September 30, 2009
--------------------------------------------------------------------------------------------------------------------------

$    695,598,899    $      791,806,565    $    515,568,509    $      569,169,008    $      2,939,102    $        3,756,713

       1,447,154             8,057,233             (37,809)            1,493,431             (18,968)              (29,566)
      20,165,150           (77,096,817)        (15,063,262)          (95,260,900)            559,671              (894,584)
      18,578,517            17,291,905          30,157,473            48,911,717             (98,087)              596,927
--------------------------------------------------------------------------------------------------------------------------
      40,190,821           (51,747,679)         15,056,402           (44,855,752)            442,616              (327,223)
--------------------------------------------------------------------------------------------------------------------------


      (1,288,490)             (927,684)                 NA                    NA                   0                     0
         (77,748)                    0                  NA                    NA                  NA                    NA
         (26,810)               (3,365)                 NA                    NA                   0                     0
      (5,224,703)           (8,519,140)         (1,273,368)              (85,184)                  0                     0
              NA                    NA                  NA                    NA                   0                     0
              NA                    NA                  NA                    NA                   0                     0

               0            (6,460,494)                 NA                    NA                   0                     0
               0            (1,278,484)                 NA                    NA                  NA                    NA
               0              (249,329)                 NA                    NA                   0                     0
               0           (46,610,423)                  0                     0                   0                     0
              NA                    NA                  NA                    NA                   0                     0
              NA                    NA                  NA                    NA                   0                     0
--------------------------------------------------------------------------------------------------------------------------
      (6,617,751)          (64,048,919)         (1,273,368)              (85,184)                  0                     0
--------------------------------------------------------------------------------------------------------------------------

       4,294,306            12,306,038                  NA                    NA              42,597                27,465
       1,222,735             7,102,006                  NA                    NA                   0                     0
     (12,240,315)          (12,115,699)                 NA                    NA              (2,000)                    0
--------------------------------------------------------------------------------------------------------------------------

      (6,723,274)            7,292,345                  NA                    NA              40,597                27,465
--------------------------------------------------------------------------------------------------------------------------
               0               197,630                  NA                    NA                  NA                    NA
          76,714             1,260,409                  NA                    NA                  NA                    NA
      (2,400,024)           (5,922,036)                 NA                    NA                  NA                    NA
--------------------------------------------------------------------------------------------------------------------------
      (2,323,310)           (4,463,997)                 NA                    NA                  NA                    NA
--------------------------------------------------------------------------------------------------------------------------
          74,302               217,738                  NA                    NA               1,480                     0
          26,311               248,290                  NA                    NA                   0                     0
        (286,870)             (482,512)                 NA                    NA                   0                     0
--------------------------------------------------------------------------------------------------------------------------

        (186,257)              (16,484)                 NA                    NA               1,480                     0
--------------------------------------------------------------------------------------------------------------------------
      12,326,724           108,379,856           7,034,300           156,720,813               1,691                79,299
       5,180,520            54,881,463           1,224,412                84,153                   0                     0
    (309,668,005)         (146,484,251)       (411,318,652)         (165,464,529)             (1,931)             (118,372)
--------------------------------------------------------------------------------------------------------------------------

    (292,160,761)           16,777,068        (403,059,940)           (8,659,563)               (240)              (39,073)
--------------------------------------------------------------------------------------------------------------------------
              NA                    NA                  NA                    NA                   0                     0
              NA                    NA                  NA                    NA                   0                     0
              NA                    NA                  NA                    NA                   0                     0
--------------------------------------------------------------------------------------------------------------------------

              NA                    NA                  NA                    NA                   0                     0
--------------------------------------------------------------------------------------------------------------------------
              NA                    NA                  NA                    NA             456,224             1,067,260
              NA                    NA                  NA                    NA                   0                     0
              NA                    NA                  NA                    NA            (283,883)           (1,546,040)
--------------------------------------------------------------------------------------------------------------------------

              NA                    NA                  NA                    NA             172,341              (478,780)
--------------------------------------------------------------------------------------------------------------------------

    (301,393,602)           19,588,932        (403,059,940)           (8,659,563)            214,178              (490,388)
--------------------------------------------------------------------------------------------------------------------------
    (267,820,532)          (96,207,666)       (389,276,906)          (53,600,499)            656,794              (817,611)
--------------------------------------------------------------------------------------------------------------------------
$    427,778,367    $      695,598,899    $    126,291,603    $      515,568,509    $      3,595,896    $        2,939,102
--------------------------------------------------------------------------------------------------------------------------

$       (316,770)   $        4,853,827    $        308,582    $        1,619,759    $        (29,853)   $          (10,885)
--------------------------------------------------------------------------------------------------------------------------

52 Wells Fargo Equity Gateway Funds

                                             Statements of Changes in Net Assets

                                                                                                    C&B LARGE CAP VALUE FUND
                                                                                             -------------------------------------
                                                                                                 For the
                                                                                             Six Months Ended        For the
                                                                                              March 31, 2010        Year Ended
                                                                                               (Unaudited)      September 30, 2009
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
     Shares sold - Class A ................................................................           346,578            1,369,183
     Shares issued in reinvestment of distributions - Class A .............................            49,264               98,506
     Shares redeemed - Class A ............................................................          (576,884)          (1,906,421)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Class A ..............................          (181,042)            (438,732)
                                                                                             -------------------------------------
     Shares sold - Class B ................................................................             3,120               20,768
     Shares issued in reinvestment of distributions - Class B .............................             3,943               16,909
     Shares redeemed - Class B ............................................................          (179,417)            (557,098)
                                                                                             -------------------------------------
     Net decrease in shares outstanding - Class B .........................................          (172,354)            (519,421)
                                                                                             -------------------------------------
     Shares sold - Class C ................................................................            31,464               87,922
     Shares issued in reinvestment of distributions - Class C .............................             3,689               11,239
     Shares redeemed - Class C ............................................................           (82,780)            (362,394)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Class C ..............................           (47,627)            (263,233)
                                                                                             -------------------------------------
     Shares sold - Administrator Class ....................................................         1,612,381           19,104,506
     Shares issued in reinvestment of distributions - Administrator Class .................           236,540              563,872
     Shares redeemed - Administrator Class ................................................        (6,325,901)         (22,046,208)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Administrator Class ..................        (4,476,980)          (2,377,830)
                                                                                             -------------------------------------
     Shares sold - Institutional Class ....................................................           830,886              550,515
     Shares issued in reinvestment of distributions - Institutional Class .................            49,996               94,122
     Shares redeemed - institutional class ................................................          (393,160)            (443,184)
                                                                                             -------------------------------------
     Net increase in shares outstanding - Institutional Class .............................           487,722              201,453
                                                                                             -------------------------------------
     Shares sold - Investor Class .........................................................         6,966,119           15,826,255
     Shares issued in reinvestment of distributions - Investor Class ......................           341,703              475,597
     Shares redeemed - Investor Class .....................................................        (9,185,552)          (7,992,843)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Investor Class .......................        (1,877,730)           8,309,009
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...        (6,268,011)           4,911,246
                                                                                             -------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 53

Statements of Changes in Net Assets

      DIVERSIFIED EQUITY FUND                  DIVERSIFIED SMALL CAP FUND                     EMERGING GROWTH FUND
--------------------------------------    --------------------------------------    --------------------------------------
    For the                                   For the                                   For the
Six Months Ended         For the          Six Months Ended          For the         Six Months Ended          For the
 March 31, 2010         Year Ended         March 31, 2010         Year Ended         March 31, 2010         Year Ended
  (Unaudited)       September 30, 2009       (Unaudited)      September 30, 2009      (Unaudited)       September 30, 2009
--------------------------------------------------------------------------------------------------------------------------

         179,613               677,286                  NA                    NA               4,998                 3,812
          50,948               380,617                  NA                    NA                   0                     0
        (508,657)             (669,697)                 NA                    NA                (243)                    0
--------------------------------------------------------------------------------------------------------------------------
        (278,096)              388,206                  NA                    NA               4,755                 3,812
--------------------------------------------------------------------------------------------------------------------------
               0                10,474                  NA                    NA                  NA                    NA
           3,388                72,396                  NA                    NA                  NA                    NA
        (106,723)             (322,037)                 NA                    NA                  NA                    NA
--------------------------------------------------------------------------------------------------------------------------
        (103,335)             (239,167)                 NA                    NA                  NA                    NA
--------------------------------------------------------------------------------------------------------------------------
           3,233                11,478                  NA                    NA                 173                     0
           1,140                13,950                  NA                    NA                   0                     0
         (12,560)              (25,108)                 NA                    NA                   0                     0
--------------------------------------------------------------------------------------------------------------------------
          (8,187)                  320                  NA                    NA                 173                     0
--------------------------------------------------------------------------------------------------------------------------
         514,197             5,549,914             739,695            20,476,258                 190                10,997
         215,496             2,931,912             123,928                11,655                   0                     0
     (13,067,726)           (7,498,738)        (42,408,429)          (21,904,730)               (217)              (15,865)
--------------------------------------------------------------------------------------------------------------------------
     (12,338,033)              983,088         (41,544,806)           (1,416,817)                (27)               (4,868)
--------------------------------------------------------------------------------------------------------------------------
              NA                    NA                  NA                    NA                   0                     0
              NA                    NA                  NA                    NA                   0                     0
              NA                    NA                  NA                    NA                   0                     0
--------------------------------------------------------------------------------------------------------------------------
              NA                    NA                  NA                    NA                   0                     0
--------------------------------------------------------------------------------------------------------------------------
              NA                    NA                  NA                    NA              54,300               158,740
              NA                    NA                  NA                    NA                   0                     0
              NA                    NA                  NA                    NA             (33,785)             (228,772)
--------------------------------------------------------------------------------------------------------------------------
              NA                    NA                  NA                    NA              20,515               (70,032)
--------------------------------------------------------------------------------------------------------------------------
     (12,727,651)            1,132,447         (41,544,806)           (1,416,817)             25,416               (71,088)
--------------------------------------------------------------------------------------------------------------------------

54 Wells Fargo Equity Gateway Funds

                                             Statements of Changes in Net Assets

                                                                                                    EQUITY INCOME FUND
                                                                                         --------------------------------------
                                                                                              For the
                                                                                         Six Months Ended         For the
                                                                                          March 31, 2010         Year Ended
                                                                                            (Unaudited)      September 30, 2009
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     Beginning net assets ............................................................   $    126,196,928    $      186,316,841
OPERATIONS
     Net investment income ...........................................................            900,938             2,869,386
     Net realized gain (loss) on investments .........................................         (2,203,242)             (170,433)
     Net change in unrealized appreciation (depreciation) of investments .............         12,882,427           (27,616,193)
                                                                                         --------------------------------------
Net increase (decrease) in net assets resulting from operations ......................         11,580,123           (24,917,240)
                                                                                         --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income
          Class A ....................................................................           (610,834)           (1,805,689)
          Class B ....................................................................            (10,082)              (70,317)
          Class C ....................................................................             (5,469)              (22,298)
          Administrator Class ........................................................           (290,433)             (954,149)
          Institutional Class ........................................................                 NA                    NA
     Net realized gains
          Class A ....................................................................           (144,110)          (11,011,081)
          Class B ....................................................................             (6,063)             (765,764)
          Class C ....................................................................             (2,964)             (215,982)
          Administrator Class ........................................................            (59,142)           (6,155,284)
          Institutional Class ........................................................                 NA                    NA
                                                                                         --------------------------------------
Total distributions to shareholders ..................................................         (1,129,097)          (21,000,564)
                                                                                         --------------------------------------
CAPITAL SHARES TRANSACTIONS
     Proceeds from shares sold - Class A .............................................          1,440,541             1,805,090
     Reinvestment of distributions - Class A .........................................            722,710            12,300,273
     Cost of shares redeemed - Class A ...............................................         (6,502,959)          (15,351,656)
                                                                                         --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Class A .........................................................         (4,339,708)           (1,246,293)
                                                                                         --------------------------------------
     Proceeds from shares sold - Class B .............................................             44,150               129,317
     Reinvestment of distributions - Class B .........................................             15,664               803,042
     Cost of shares redeemed - Class B ...............................................         (1,467,549)           (3,221,154)
                                                                                         --------------------------------------
     Net decrease in net assets resulting from capital share
      transactions - Class B .........................................................         (1,407,735)           (2,288,795)
                                                                                         --------------------------------------
     Proceeds from shares sold - Class C .............................................            103,541               117,677
     Reinvestment of distributions - Class C .........................................              7,495               215,226
     Cost of shares redeemed - Class C ...............................................           (101,765)             (387,681)
                                                                                         --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Class C .........................................................              9,271               (54,778)
                                                                                         --------------------------------------
     Proceeds from shares sold - Administrator Class .................................          2,756,305             7,477,684
     Reinvestment of distributions - Administrator Class .............................            278,141             6,123,633
     Cost of shares redeemed - Administrator Class ...................................         (5,947,998)          (24,213,560)
                                                                                         --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .............................................         (2,913,552)          (10,612,243)
                                                                                         --------------------------------------
     Proceeds from shares sold - Institutional Class .................................                 NA                    NA
     Proceeds from redemption fees - Institutional Class .............................                 NA                    NA
     Reinvestment of distributions - Institutional Class .............................                 NA                    NA
     Cost of shares redeemed - Institutional Class ...................................                 NA                    NA
                                                                                         --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class .............................................                 NA                    NA
                                                                                         --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Total ...........................................................         (8,651,724)          (14,202,109)
                                                                                         --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................          1,799,302           (60,119,913)
                                                                                         --------------------------------------
ENDING NET ASSETS ....................................................................   $    127,996,230    $      126,196,928
                                                                                         --------------------------------------

Ending balance of undistributed/overdistributed net investment income ................   $        (47,135)   $          (31,255)
                                                                                         --------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 55

Statements of Changes in Net Assets

          EQUITY VALUE FUND                          GROWTH EQUITY FUND                    INTERNATIONAL VALUE FUND
--------------------------------------    --------------------------------------    --------------------------------------
    For the                                   For the                                    For the
Six Months Ended         For the          Six Months Ended          For the         Six Months Ended          For the
 March 31, 2010         Year Ended         March 31, 2010         Year Ended         March 31, 2010         Year Ended
  (Unaudited)       September 30, 2009      (Unaudited)       September 30, 2009       (Unaudited)      September 30, 2009
--------------------------------------------------------------------------------------------------------------------------

$    222,174,459    $      255,569,690    $    143,087,432    $      191,634,651    $    243,443,893    $      226,041,283

         755,515             3,315,237              66,056               877,082           1,105,179             4,926,538
      11,138,712           (71,161,222)          2,550,137           (11,519,531)        (12,336,528)          (31,791,355)
      15,877,182            48,048,577           8,558,295            (4,253,262)         13,573,353            45,504,224
--------------------------------------------------------------------------------------------------------------------------
      27,771,409           (19,797,408)         11,174,488           (14,895,711)          2,342,004            18,639,407
--------------------------------------------------------------------------------------------------------------------------


         (40,322)              (45,075)            (65,633)              (84,959)           (103,184)             (851,406)
               0                     0                   0                     0              (5,466)              (15,145)
          (1,106)               (2,022)                  0                     0              (9,627)              (17,189)
      (1,636,928)           (2,486,187)           (716,957)             (876,375)         (4,727,636)           (7,598,321)
        (837,569)           (1,140,933)            (32,096)              (88,152)            (35,242)              (37,593)

               0                  (167)             (3,668)           (5,903,627)                  0                     0
               0                   (47)               (446)             (886,079)                  0                     0
               0                   (36)               (130)             (233,051)                  0                     0
               0                (6,892)            (25,493)          (38,630,331)                  0                     0
               0                (2,699)               (842)           (2,637,219)                  0                     0
--------------------------------------------------------------------------------------------------------------------------
      (2,515,925)           (3,684,058)           (845,265)          (49,339,793)         (4,881,155)           (8,519,654)
--------------------------------------------------------------------------------------------------------------------------
         364,261             2,134,355             417,253             1,526,395           1,073,530            33,483,824
          38,813                43,749              67,979             5,861,596              94,002               836,873
        (396,538)           (2,317,324)         (1,283,646)           (3,738,792)         (1,540,818)          (47,095,786)
--------------------------------------------------------------------------------------------------------------------------

           6,536              (139,220)           (798,414)            3,649,199            (373,286)          (12,775,089)
--------------------------------------------------------------------------------------------------------------------------
           9,355                 1,833               3,978                39,421               7,035                 1,265
               0                    44                 434               849,843               5,244                14,524
        (168,240)             (546,224)           (325,647)             (970,057)           (170,210)             (312,830)
--------------------------------------------------------------------------------------------------------------------------

        (158,885)             (544,347)           (321,235)              (80,793)           (157,931)             (297,041)
--------------------------------------------------------------------------------------------------------------------------
         177,642                84,570              10,119                23,709              72,554               295,535
           1,060                 1,999                 126               217,681               8,602                15,465
        (119,740)             (307,425)            (93,707)             (138,772)           (159,256)             (332,080)
--------------------------------------------------------------------------------------------------------------------------

          58,962              (220,856)            (83,462)              102,618             (78,100)              (21,080)
--------------------------------------------------------------------------------------------------------------------------
      18,149,521            47,076,677           5,487,303            21,878,434          33,010,475            64,819,878
       1,617,490             2,373,690             741,784            39,439,989           4,552,598             7,413,703
     (28,565,625)          (59,547,301)        (22,910,580)          (38,642,843)        (23,309,742)          (52,773,604)
--------------------------------------------------------------------------------------------------------------------------

      (8,798,614)          (10,096,934)        (16,681,493)           22,675,580          14,253,331            19,459,977
--------------------------------------------------------------------------------------------------------------------------
       6,338,704            17,580,407           1,989,805             3,394,642              93,808             1,261,320
               0                     0                   0                     0                   0                   242
         835,165             1,138,147              32,938             2,725,371              35,242                37,593
        (294,295)          (17,630,962)           (350,846)          (16,778,332)            (57,266)             (383,065)
--------------------------------------------------------------------------------------------------------------------------

       6,879,574             1,087,592           1,671,897           (10,658,319)             71,784               916,090
--------------------------------------------------------------------------------------------------------------------------

      (2,012,427)           (9,913,765)        (16,212,707)           15,688,285          13,715,798             7,282,857
--------------------------------------------------------------------------------------------------------------------------
      23,243,057           (33,395,231)         (5,883,484)          (48,547,219)         11,176,647            17,402,610
--------------------------------------------------------------------------------------------------------------------------
$    245,417,516    $      222,174,459    $    137,203,948    $      143,087,432    $    254,620,540    $      243,443,893
--------------------------------------------------------------------------------------------------------------------------

$        346,331    $        2,106,741    $     (1,017,936)   $         (269,306)   $      1,161,012    $        4,936,988
--------------------------------------------------------------------------------------------------------------------------

56 Wells Fargo Equity Gateway Funds

                                             Statements of Changes in Net Assets

                                                                                                      EQUITY INCOME FUND
                                                                                             -------------------------------------
                                                                                                 For the
                                                                                             Six Months Ended        For the
                                                                                              March 31, 2010        Year Ended
                                                                                               (Unaudited)      September 30, 2009
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
     Shares sold - Class A ................................................................           113,480              194,758
     Shares issued in reinvestment of distributions - Class A .............................            55,827            1,135,206
     Shares redeemed - Class A ............................................................          (507,481)          (1,381,665)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Class A ..............................          (338,174)             (51,701)
                                                                                             -------------------------------------
     Shares sold - Class B ................................................................             3,460               11,080
     Shares issued in reinvestment of distributions - Class B .............................             1,213               74,060
     Shares redeemed - Class B ............................................................          (115,714)            (285,902)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Class B ..............................          (111,041)            (200,762)
                                                                                             -------------------------------------
     Shares sold - Class C ................................................................             7,408                9,510
     Shares issued in reinvestment of distributions - Class C .............................               532               18,264
     Shares redeemed - Class C ............................................................            (7,372)             (31,090)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Class C ..............................               568               (3,316)
                                                                                             -------------------------------------
     Shares sold - Administrator Class ....................................................           216,063              709,915
     Shares issued in reinvestment of distributions - Administrator Class .................            21,517              565,615
     Shares redeemed - Administrator Class ................................................          (465,779)          (2,255,918)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Administrator Class ..................          (228,199)            (980,388)
                                                                                             -------------------------------------
     Shares sold - Institutional Class ....................................................                NA                   NA
     Shares issued in reinvestment of distributions - Institutional Class .................                NA                   NA
     Shares redeemed - Institutional Class ................................................                NA                   NA
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Institutional Class ..................                NA                   NA
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...          (676,846)          (1,236,167)
                                                                                             -------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 57

Statements of Changes in Net Assets

         EQUITY VALUE FUND                         GROWTH EQUITY FUND                      INTERNATIONAL VALUE FUND
--------------------------------------    --------------------------------------    --------------------------------------
    For the                                   For the                                   For the
Six Months Ended         For the          Six Months Ended          For the         Six Months Ended         For the
 March 31, 2010         Year Ended         March 31, 2010         Year Ended         March 31, 2010         Year Ended
  (Unaudited)       September 30, 2009      (Unaudited)       September 30, 2009       (Unaudited)      September 30, 2009
--------------------------------------------------------------------------------------------------------------------------

          31,992               248,013              39,376               153,875              84,728             3,351,004
           3,469                 5,069               6,428               754,416               7,630                90,180
         (35,380)             (256,169)           (121,405)             (414,227)           (122,520)           (4,084,312)
--------------------------------------------------------------------------------------------------------------------------
              81                (3,087)            (75,601)              494,064             (30,162)             (643,128)
--------------------------------------------------------------------------------------------------------------------------
             826                   135                 520                 4,902                 561                   114
               0                     5                  57               149,620                 429                 1,565
         (15,488)              (61,482)            (42,168)             (132,323)            (13,630)              (32,043)
--------------------------------------------------------------------------------------------------------------------------
         (14,662)              (61,342)            (41,591)               22,199             (12,640)              (30,364)
--------------------------------------------------------------------------------------------------------------------------
          15,282                 9,591               1,165                 3,022               5,894                32,808
              95                   233                  15                33,907                 708                 1,676
         (10,835)              (34,838)            (10,723)              (22,735)            (12,965)              (35,492)
--------------------------------------------------------------------------------------------------------------------------
           4,542               (25,014)             (9,543)               14,194              (6,363)               (1,008)
--------------------------------------------------------------------------------------------------------------------------
       1,575,970             5,198,071             504,289             2,400,724           2,642,477             6,646,662
         142,259               270,942              67,754             4,887,912             371,944               798,927
      (2,508,017)           (6,444,269)         (2,073,140)           (3,843,668)         (1,851,115)           (5,470,697)
--------------------------------------------------------------------------------------------------------------------------
        (789,788)             (975,256)         (1,501,097)            3,444,968           1,163,306             1,974,892
--------------------------------------------------------------------------------------------------------------------------
         560,491             1,948,189             184,930               323,947               7,523               111,504
          73,518               130,062               3,008               336,588               2,870                 4,047
         (25,520)           (1,983,963)            (31,685)           (1,533,541)             (4,529)              (38,422)
--------------------------------------------------------------------------------------------------------------------------
         608,489                94,288             156,253              (873,006)              5,864                77,129
--------------------------------------------------------------------------------------------------------------------------
        (191,338)             (970,411)         (1,471,579)            3,102,419           1,120,005             1,377,521
--------------------------------------------------------------------------------------------------------------------------

58 Wells Fargo Equity Gateway Funds

                                             Statements of Changes in Net Assets

                                                                                                 LARGE CAP APPRECIATION FUND
                                                                                            --------------------------------------
                                                                                                 For the
                                                                                            Six Months Ended         For the
                                                                                             March 31, 2010         Year Ended
                                                                                              (Unaudited)       September 30, 2009
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     Beginning net assets ................................................................  $     53,451,459    $       96,762,305
OPERATIONS
     Net investment income (loss) ........................................................            83,417               358,443
     Net realized gain (loss) on investments .............................................         4,359,932           (30,847,579)
     Net change in unrealized appreciation (depreciation) of investments .................           372,814            18,278,009
                                                                                            --------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................         4,816,163           (12,211,127)
                                                                                            --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income
          Class A ........................................................................           (12,823)                    0
          Class B ........................................................................                 0                     0
          Class C ........................................................................                 0                     0
          Administrator Class ............................................................          (149,893)             (104,014)
          Institutional Class ............................................................           (36,019)              (29,985)
          Investor Class .................................................................                NA                    NA
                                                                                            --------------------------------------
Total distributions to shareholders ......................................................          (198,735)             (133,999)
                                                                                            --------------------------------------
CAPITAL SHARES TRANSACTIONS
     Proceeds from shares sold - Class A .................................................           200,361             1,317,356
     Reinvestment of distributions - Class A .............................................            12,304                     0
     Cost of shares redeemed - Class A ...................................................          (887,061)          (15,217,910)
                                                                                            --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Class A .............................................................          (674,396)          (13,900,554)
                                                                                            --------------------------------------
     Proceeds from shares sold - Class B .................................................                 0                20,472
     Reinvestment of distributions - Class B .............................................                 0                     0
     Cost of shares redeemed - Class B ...................................................          (163,734)             (674,288)
                                                                                            --------------------------------------
     Net decrease in net assets resulting from capital share transactions - Class B ......          (163,734)             (653,816)
                                                                                            --------------------------------------
     Proceeds from shares sold - Class C .................................................             2,917                18,611
     Reinvestment of distributions - Class C .............................................                 0                     0
     Cost of shares redeemed - Class C ...................................................           (40,571)              (84,281)
                                                                                            --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Class C .............................................................           (37,654)              (65,670)
                                                                                            --------------------------------------
     Proceeds from shares sold - Administrator Class .....................................           991,559            10,896,203
     Reinvestment of distributions - Administrator Class .................................           145,756               102,761
     Cost of shares redeemed - Administrator Class .......................................       (15,494,366)          (26,354,714)
                                                                                            --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .................................................       (14,357,051)          (15,355,750)
                                                                                            --------------------------------------
     Proceeds from shares sold - Institutional Class .....................................           256,841             2,904,887
     Reinvestment of distributions - Institutional Class .................................            36,019                29,985
     Cost of shares redeemed - Institutional Class .......................................        (4,879,793)           (3,924,802)
                                                                                            --------------------------------------
     Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class .................................................        (4,586,933)             (989,930)
                                                                                            --------------------------------------
     Proceeds from shares sold - Investor Class ..........................................                NA                    NA
     Reinvestment of distributions - Investor Class ......................................                NA                    NA
     Cost of shares redeemed - Investor Class ............................................                NA                    NA
                                                                                            --------------------------------------
     Net decrease in net assets resulting from capital share transactions -
      Investor Class .....................................................................                NA                    NA
                                                                                            --------------------------------------
Net increase (decrease) in net assets resulting from capital share transactions -
 Total ...................................................................................       (19,819,768)          (30,965,720)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       (15,202,340)          (43,310,846)
                                                                                            --------------------------------------
ENDING NET ASSETS ........................................................................  $     38,249,119    $       53,451,459
                                                                                            --------------------------------------

Ending balance of undistributed net investment income (loss) .............................  $        100,832    $          216,150
                                                                                            --------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 59

Statements of Changes in Net Assets

       LARGE COMPANY GROWTH FUND                SMALL COMPANY GROWTH FUND                SMALL COMPANY VALUE FUND
--------------------------------------    --------------------------------------    --------------------------------------
     For the                                  For the                                   For the
Six Months Ended         For the          Six Months Ended          For the         Six Months Ended         For the
 March 31, 2010         Year Ended         March 31, 2010         Year Ended         March 31, 2010         Year Ended
   (Unaudited)      September 30, 2009      (Unaudited)       September 30, 2009       (Unaudited)      September 30, 2009
--------------------------------------------------------------------------------------------------------------------------

$    651,345,825    $      955,083,201    $    232,714,494    $      300,313,080    $    148,502,573    $      294,052,923

         338,113             3,273,313          (1,225,323)           (1,642,258)           (132,791)            1,400,110
      12,226,089           (66,214,156)         28,005,681           (57,860,249)         12,597,256          (130,766,587)
      26,385,542             5,479,436           3,372,997            43,564,137          (3,075,636)           88,865,204
--------------------------------------------------------------------------------------------------------------------------
      38,949,744           (57,461,407)         30,153,355           (15,938,370)          9,388,829           (40,501,273)
--------------------------------------------------------------------------------------------------------------------------


      (2,161,995)             (418,303)                  0                     0                   0              (109,667)
               0                     0                   0                     0                   0                     0
         (21,607)                    0                   0                     0                   0                     0
        (298,355)           (3,248,031)                  0                     0                   0            (1,703,676)
         (11,251)             (443,620)                  0                     0                  NA                    NA
        (723,027)             (181,488)                 NA                    NA                  NA                    NA
--------------------------------------------------------------------------------------------------------------------------
      (3,216,235)           (4,291,442)                  0                     0                   0            (1,813,343)
--------------------------------------------------------------------------------------------------------------------------

       4,575,267            16,022,082             838,737             3,471,875           6,075,820            17,209,930
       2,080,832               402,250                   0                     0                   0               105,779
     (14,770,799)          (45,730,444)           (373,323)           (3,709,629)         (4,050,552)          (26,315,226)
--------------------------------------------------------------------------------------------------------------------------

      (8,114,700)          (29,306,112)            465,414              (237,754)          2,025,268            (8,999,517)
--------------------------------------------------------------------------------------------------------------------------
          23,493                57,700               6,746                17,343              16,162                11,559
               0                     0                   0                     0                   0                     0
      (3,247,197)           (9,119,255)            (46,993)              (42,501)           (403,062)           (1,483,583)
--------------------------------------------------------------------------------------------------------------------------
      (3,223,704)           (9,061,555)            (40,247)              (25,158)           (386,900)           (1,472,024)
--------------------------------------------------------------------------------------------------------------------------
         281,404               264,553             262,917               487,731              67,026               143,460
          19,432                     0                   0                     0                   0                     0
        (338,415)           (1,192,933)            (77,532)             (167,885)           (134,786)             (244,079)
--------------------------------------------------------------------------------------------------------------------------

         (37,579)             (928,380)            185,385               319,846             (67,760)             (100,619)
--------------------------------------------------------------------------------------------------------------------------
       2,839,872            19,374,502          35,176,838            91,527,691           6,975,874           105,120,711
         205,738             2,763,241                   0                     0                   0             1,698,548
    (250,448,651)         (218,669,211)        (22,590,205)          (96,511,000)        (73,805,685)         (199,482,833)
--------------------------------------------------------------------------------------------------------------------------

    (247,403,041)         (196,531,468)         12,586,633            (4,983,309)        (66,829,811)          (92,663,574)
--------------------------------------------------------------------------------------------------------------------------
         965,809             9,689,891             201,201            17,495,706                  NA                    NA
           1,910               400,415                   0                     0                  NA                    NA
     (42,356,343)          (14,364,799)                  0           (64,229,547)                 NA                    NA
--------------------------------------------------------------------------------------------------------------------------

     (41,388,624)           (4,274,493)            201,201           (46,733,841)                 NA                    NA
--------------------------------------------------------------------------------------------------------------------------
       2,298,923             4,195,759                  NA                    NA                  NA                    NA
         705,542               176,688                  NA                    NA                  NA                    NA
      (3,938,737)           (6,254,966)                 NA                    NA                  NA                    NA
--------------------------------------------------------------------------------------------------------------------------

        (934,272)           (1,882,519)                 NA                    NA                  NA                    NA
--------------------------------------------------------------------------------------------------------------------------

    (301,101,920)         (241,984,527)         13,398,386           (51,660,216)        (65,259,203)         (103,235,734)
--------------------------------------------------------------------------------------------------------------------------
    (265,368,411)         (303,737,376)         43,551,741           (67,598,586)        (55,870,374)         (145,550,350)
--------------------------------------------------------------------------------------------------------------------------
$    385,977,414    $      651,345,825    $    276,266,235    $      232,714,494    $     92,632,199    $      148,502,573
--------------------------------------------------------------------------------------------------------------------------

$        575,145    $        3,453,267    $     (2,355,598)   $       (1,130,275)   $        556,403    $          689,194
--------------------------------------------------------------------------------------------------------------------------

60 Wells Fargo Equity Gateway Funds

                                             Statements of Changes in Net Assets

                                                                                                  LARGE CAP APPRECIATION FUND
                                                                                             -------------------------------------
                                                                                                 For the
                                                                                             Six Months Ended        For the
                                                                                              March 31, 2010        Year Ended
                                                                                               (Unaudited)      September 30, 2009
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
     Shares sold - Class A ................................................................            24,436              184,273
     Shares issued in reinvestment of distributions - Class A .............................             1,490                    0
     Shares redeemed - Class A ............................................................          (108,266)          (1,929,140)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Class A ..............................           (82,340)          (1,744,867)
                                                                                             -------------------------------------
     Shares sold - Class B ................................................................                 0                2,928
     Shares issued in reinvestment of distributions - Class B .............................                 0                    0
     Shares redeemed - Class B ............................................................           (21,535)            (104,952)
                                                                                             -------------------------------------
     Net decrease in shares outstanding - Class B .........................................           (21,535)            (102,024)
                                                                                             -------------------------------------
     Shares sold - Class C ................................................................               378                2,851
     Shares issued in reinvestment of distributions - Class C .............................                 0                    0
     Shares redeemed - Class C ............................................................            (5,299)             (13,691)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Class C ..............................            (4,921)             (10,840)
                                                                                             -------------------------------------
     Shares sold - Administrator Class ....................................................           120,397            1,584,403
     Shares issued in reinvestment of distributions - Administrator Class .................            17,393               15,499
     Shares redeemed - Administrator Class ................................................        (1,866,519)          (3,702,094)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Administrator Class ..................        (1,728,729)          (2,102,192)
                                                                                             -------------------------------------
     Shares sold - Institutional Class ....................................................            32,587              426,996
     Shares issued in reinvestment of distributions - Institutional Class .................             4,329                4,523
     Shares redeemed - Institutional Class ................................................          (592,257)            (601,094)
                                                                                             -------------------------------------
     Net increase (decrease) in shares outstanding - Institutional Class ..................          (555,341)            (169,575)
                                                                                             -------------------------------------
     Shares sold - Investor Class .........................................................                NA                   NA
     Shares issued in reinvestment of distributions - Investor Class ......................                NA                   NA
     Shares redeemed - Investor Class .....................................................                NA                   NA
                                                                                             -------------------------------------
     Net decrease in shares outstanding - Investor Class ..................................                NA                   NA
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...        (2,392,866)          (4,129,498)
                                                                                             -------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 61

Statements of Changes in Net Assets

     LARGE COMPANY GROWTH FUND                 SMALL COMPANY GROWTH FUND                 SMALL COMPANY VALUE FUND
--------------------------------------    --------------------------------------    --------------------------------------
    For the                                   For the                                    For the
Six Months Ended          For the         Six Months Ended          For the         Six Months Ended         For the
 March 31, 2010         Year Ended         March 31, 2010         Year Ended         March 31, 2010         Year Ended
  (Unaudited)       September 30, 2009      (Unaudited)       September 30, 2009       (Unaudited)      September 30, 2009
--------------------------------------------------------------------------------------------------------------------------

          95,301               426,839              44,826               236,699             600,962             2,360,852
          42,824                12,189                   0                     0                   0                15,718
        (305,160)           (1,191,577)            (19,893)             (221,675)           (399,662)           (3,636,336)
--------------------------------------------------------------------------------------------------------------------------
        (167,035)             (752,549)             24,933                15,024             201,300            (1,259,766)
--------------------------------------------------------------------------------------------------------------------------
             558                 1,717                 368                 1,341               1,521                 1,385
               0                     0                   0                     0                   0                     0
         (76,755)             (284,053)             (2,670)               (3,170)            (42,451)             (212,060)
--------------------------------------------------------------------------------------------------------------------------
         (76,197)             (282,336)             (2,302)               (1,829)            (40,930)             (210,675)
--------------------------------------------------------------------------------------------------------------------------
           6,668                 7,808              14,756                33,938               6,721                18,364
             454                     0                   0                     0                   0                     0
          (7,925)              (37,915)             (4,252)              (12,861)            (13,687)              (36,791)
--------------------------------------------------------------------------------------------------------------------------
            (803)              (30,107)             10,504                21,077              (6,966)              (18,427)
--------------------------------------------------------------------------------------------------------------------------
          62,899               555,684           1,858,414             5,500,889             668,133            14,724,967
           4,413                87,940                   0                     0                   0               250,523
      (5,597,117)           (6,751,653)         (1,127,230)           (6,361,559)         (7,705,555)          (26,105,135)
--------------------------------------------------------------------------------------------------------------------------
      (5,529,805)           (6,108,029)            731,184              (860,670)         (7,037,422)          (11,129,645)
--------------------------------------------------------------------------------------------------------------------------
          20,667               266,458              10,266             1,292,448                  NA                    NA
              41                12,744                   0                     0                  NA                    NA
        (925,893)             (415,274)                  0            (4,224,496)                 NA                    NA
--------------------------------------------------------------------------------------------------------------------------
        (905,185)             (136,072)             10,266            (2,932,048)                 NA                    NA
--------------------------------------------------------------------------------------------------------------------------
          50,617               118,458                  NA                    NA                  NA                    NA
          15,418                 5,678                  NA                    NA                  NA                    NA
         (86,641)             (182,230)                 NA                    NA                  NA                    NA
--------------------------------------------------------------------------------------------------------------------------
         (20,606)              (58,094)                 NA                    NA                  NA                    NA
--------------------------------------------------------------------------------------------------------------------------
      (6,699,631)           (7,367,187)            774,585            (3,758,446)         (6,884,018)          (12,618,513)
--------------------------------------------------------------------------------------------------------------------------

62 Wells Fargo Equity Gateway Funds

                                                            Financial Highlights

                                                         Beginning                    Net Realized    Distributions
                                                         Net Asset        Net        and Unrealized     from Net      Distributions
                                                         Value Per     Investment      Gain (Loss)     Investment        from Net
                                                           Share     Income (Loss)   on Investments      Income       Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
Class A
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 7.06       0.03(7)            0.63           (0.08)          0.00
October 1, 2008 to September 30, 2009 ................    $ 7.69       0.10(7)           (0.60)          (0.13)          0.00(1)
October 1, 2007 to September 30, 2008 ................    $10.19       0.11(7)           (2.12)          (0.09)         (0.40)
October 1, 2006 to September 30, 2007 ................    $ 9.67       0.09(7)            0.98           (0.11)         (0.44)
October 1, 2005 to September 30, 2006 ................    $ 8.62       0.11               1.16           (0.04)         (0.18)
November 1, 2004(8) to September 30, 2005 ............    $ 8.27       0.05(7)            0.40           (0.03)         (0.07)
July 26, 2004(9) to October 31, 2004 .................    $ 8.01       0.00(1)            0.26            0.00           0.00

Class B
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 7.02       0.00(1,7)          0.64           (0.03)          0.00
October 1, 2008 to September 30, 2009 ................    $ 7.61       0.05(7)           (0.58)          (0.06)          0.00(1)
October 1, 2007 to September 30, 2008 ................    $10.08       0.04(7)           (2.11)           0.00          (0.40)
October 1, 2006 to September 30, 2007 ................    $ 9.58       0.02(7)            0.96           (0.04)         (0.44)
October 1, 2005 to September 30, 2006 ................    $ 8.56       0.05               1.15            0.00          (0.18)
November 1, 2004(8) to September 30, 2005 ............    $ 8.26      (0.01)(7)           0.40           (0.02)         (0.07)
July 26, 2004(9) to October 31, 2004 .................    $ 8.01      (0.01)              0.26            0.00           0.00

Class C
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 7.02       0.00(1,7)          0.63           (0.03)          0.00
October 1, 2008 to September 30, 2009 ................    $ 7.60       0.05(7)           (0.57)          (0.06)         0.001
October 1, 2007 to September 30, 2008 ................    $10.08       0.04(7)           (2.11)          (0.01)         (0.40)
October 1, 2006 to September 30, 2007 ................    $ 9.58       0.02(7)            0.96           (0.04)         (0.44)
October 1, 2005 to September 30, 2006 ................    $ 8.56       0.05               1.15            0.00          (0.18)
November 1, 2004(8) to September 30, 2005 ............    $ 8.26      (0.01)(7)           0.40           (0.02)         (0.07)
July 26, 2004(9) to October 31, 2004 .................    $ 8.01      (0.01)              0.26            0.00           0.00

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 7.06       0.04(7)            0.62           (0.09)          0.00
October 1, 2008 to September 30, 2009 ................    $ 7.70       0.11(7)           (0.60)          (0.15)          0.00(1)
October 1, 2007 to September 30, 2008 ................    $10.22       0.13(7)           (2.13)          (0.12)         (0.40)
October 1, 2006 to September 30, 2007 ................    $ 9.69       0.12(7)            0.98           (0.13)         (0.44)
October 1, 2005 to September 30, 2006 ................    $ 8.64       0.13               1.16           (0.06)         (0.18)
November 1, 2004(8) to September 30, 2005 ............    $ 8.27       0.07(7)            0.41           (0.04)         (0.07)
July 26, 2004(9) to October 31, 2004 .................    $ 8.01       0.01               0.25            0.00           0.00

Institutional Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 7.09       0.05(7)            0.63           (0.11)          0.00
October 1, 2008 to September 30, 2009 ................    $ 7.75       0.12(7)           (0.61)          (0.17)          0.00(1)
October 1, 2007 to September 30, 2008 ................    $10.27       0.15(7)           (2.13)          (0.14)         (0.40)
October 1, 2006 to September 30, 2007 ................    $ 9.74       0.15(7)            0.97           (0.15)         (0.44)
October 1, 2005 to September 30, 2006 ................    $ 8.67       0.16               1.17           (0.08)         (0.18)
November 1, 2004(8) to September 30, 2005 ............    $ 8.28       0.09(7)            0.41           (0.04)         (0.07)
July 26, 2004(9) to October 31, 2004 .................    $ 8.01       0.02               0.25            0.00           0.00

---------------
1.    Amount calculated is less than $0.005.

2. Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3. Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Master Portfolio by the corresponding Master Portfolio's portfolio turnover rate.

4. Includes net expenses allocated from Master Portfolio(s) in which the Fund invests.

5. Effective July 9, 2007, the investment adviser voluntarily waived expenses to further lower the net operating expense ratios by an additional 0.02% with respect to Class A, Class B and Class C shares of the Fund.

6.    On June 20, 2008, Class D and Class Z were renamed to Investor Class.

7.    Calculated based upon average shares outstanding.

8.    The Fund changed its fiscal year end from October 31 to September 30.

9.    Commencement of class operations.

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 63

Financial Highlights

 Ending      Ratio to Average Net Assets (Annualized)
Net Asset   ------------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross           Net         Total     Turnover     End of Period
  Share      Income (Loss)   Expenses(4)   Expenses(4)   Return(2)    Rate(3)    (000's omitted)
------------------------------------------------------------------------------------------------


 $ 7.64         0.85%           1.32%        1.15%          9.43%        6%         $ 35,172
 $ 7.06         1.66%           1.30%        1.15%         (6.05)%      28%         $ 33,784
 $ 7.69         1.20%           1.32%        1.19%        (20.51)%      21%         $ 40,157
 $10.19         0.94%           1.30%        1.20%         11.20%       24%         $ 72,865
 $ 9.67         1.25%           1.30%        1.20%         15.02%       29%         $ 57,288
 $ 8.62         0.63%           1.35%        1.20%          5.45%       25%         $ 51,719
 $ 8.27         0.18%           1.60%        1.20%          3.25%       30%         $ 11,408


 $ 7.63         0.09%           2.07%        1.90%          9.07%        6%         $  8,215
 $ 7.02         0.91%           2.04%        1.90%         (6.73)%      28%         $  8,773
 $ 7.61         0.43%           2.07%        1.94%        (21.19)%      21%         $ 13,461
 $10.08         0.18%           2.05%        1.95%         10.33%       24%         $ 25,029
 $ 9.58         0.48%           2.05%        1.95%         14.20%       29%         $ 26,082
 $ 8.56        (0.11)%          2.10%        1.95%          4.70%       25%         $ 24,296
 $ 8.26        (0.60)%          2.35%        1.95%          3.12%       30%         $  5,790


 $ 7.62         0.10%           2.07%        1.90%          9.01%        6%         $  7,075
 $ 7.02         0.90%           2.04%        1.90%         (6.62)%      28%         $  6,852
 $ 7.60         0.44%           2.06%        1.94%        (21.21)%      21%         $  9,424
 $10.08         0.19%           2.05%        1.95%         10.34%       24%         $ 16,926
 $ 9.58         0.49%           2.05%        1.95%         14.20%       29%         $ 15,120
 $ 8.56        (0.12)%          2.10%        1.95%          4.71%       25%         $ 13,075
 $ 8.26        (0.58)%          2.35%        1.95%          3.12%       30%         $  2,732


 $ 7.63         1.10%           1.13%        0.95%          9.48%        6%         $206,271
 $ 7.06         1.89%           1.11%        0.95%         (5.83)%      28%         $222,489
 $ 7.70         1.43%           1.13%        0.95%        (20.42)%      21%         $260,883
 $10.22         1.23%           1.12%        0.95%         11.52%       24%         $590,511
 $ 9.69         1.48%           1.12%        0.95%         15.24%       29%         $241,435
 $ 8.64         0.83%           1.13%        0.95%          5.74%       25%         $201,181
 $ 8.27         0.47%           1.39%        0.95%          3.37%       30%         $  9,627


 $ 7.66         1.34%           0.87%        0.70%          9.66%        6%         $ 32,454
 $ 7.09         2.11%           0.85%        0.70%         (5.62)%      28%         $ 26,582
 $ 7.75         1.68%           0.87%        0.70%        (20.10)%      21%         $ 27,494
 $10.27         1.45%           0.85%        0.70%         11.69%       24%         $ 57,189
 $ 9.74         1.74%           0.85%        0.70%         15.63%       29%         $ 70,113
 $ 8.67         1.14%           0.90%        0.70%          6.05%       25%         $ 63,303
 $ 8.28         0.91%           1.22%        0.70%          3.37%       30%         $ 15,030

64 Wells Fargo Equity Gateway Funds

                                                            Financial Highlights

                                                         Beginning                    Net Realized    Distributions
                                                         Net Asset        Net        and Unrealized      from Net      Distributions
                                                         Value Per    Investment       Gain (Loss)      Investment       from Net
                                                           Share     Income (Loss)   on Investments       Income      Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND (continued)

Investor Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 7.04       0.03(7)           0.63            (0.08)           0.00
October 1, 2008 to September 30, 2009 ................    $ 7.68       0.09(7)          (0.59)           (0.14)           0.00(1)
October 1, 2007 to September 30, 2008(6) .............    $10.19       0.11(7)          (2.13)           (0.09)          (0.40)
October 1, 2006 to September 30, 2007(6) .............    $ 9.67       0.10(7)           0.97            (0.11)          (0.44)
October 1, 2005 to September 30, 2006(6) .............    $ 8.62       0.11              1.16            (0.04)          (0.18)
November 1, 2004(8) to September 30, 2005(6) .........    $ 8.27       0.05(7)           0.40            (0.03)          (0.07)
November 1, 2003 to October 31, 2004(6) ..............    $ 7.42       0.03              0.85            (0.03)           0.00

Diversified Equity Fund

Class A
October 1, 2009 to March 31, 2010 (Unaudited) ........    $23.41       0.08(7)           2.09            (0.36)           0.00
October 1, 2008 to September 30, 2009 ................    $27.70       0.23(7)          (2.30)           (0.26)          (1.96)
October 1, 2007 to September 30, 2008 ................    $42.92       0.27(7)          (9.47)           (0.25)          (5.77)
October 1, 2006 to September 30, 2007 ................    $40.36       0.23(7)           6.33            (0.21)          (3.79)
October 1, 2005 to September 30, 2006 ................    $41.90       0.22(7)           3.31            (0.12)          (4.96)
October 1, 2004 to September 30, 2005 ................    $39.91       0.28(7)           5.22            (0.32)          (3.19)

Class B
October 1, 2009 to March 31, 2010 (Unaudited) ........    $21.96      (0.01)(7)          1.96            (0.17)           0.00
October 1, 2008 to September 30, 2009 ................    $26.00       0.08(7)          (2.16)            0.00           (1.96)
October 1, 2007 to September 30, 2008 ................    $40.68       0.01(7)          (8.92)            0.00           (5.77)
October 1, 2006 to September 30, 2007 ................    $38.53      (0.08)(7)          6.02             0.00           (3.79)
October 1, 2005 to September 30, 2006 ................    $40.38      (0.07)(7)          3.18             0.00           (4.96)
October 1, 2004 to September 30, 2005 ................    $38.55      (0.01)(7)          5.03             0.00           (3.19)

Class C
October 1, 2009 to March 31, 2010 (Unaudited) ........    $22.43      (0.01)(7)          2.00            (0.21)           0.00
October 1, 2008 to September 30, 2009 ................    $26.53       0.08(7)          (2.20)           (0.02)          (1.96)
October 1, 2007 to September 30, 2008 ................    $41.38       0.02(7)          (9.10)            0.00           (5.77)
October 1, 2006 to September 30, 2007 ................    $39.13      (0.07)(7)          6.11             0.00           (3.79)
October 1, 2005 to September 30, 2006 ................    $40.94      (0.07)(7)          3.22             0.00           (4.96)
October 1, 2004 to September 30, 2005 ................    $39.04      (0.02)(7)          5.11             0.00           (3.19)

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $23.47       0.08(7)           2.12            (0.39)           0.00
October 1, 2008 to September 30, 2009 ................    $27.79       0.28(7)          (2.32)           (0.32)          (1.96)
October 1, 2007 to September 30, 2008 ................    $43.03       0.36(7)          (9.49)           (0.34)          (5.77)
October 1, 2006 to September 30, 2007 ................    $40.46       0.33(7)           6.33            (0.30)          (3.79)
October 1, 2005 to September 30, 2006 ................    $41.98       0.32(7)           3.33            (0.21)          (4.96)
October 1, 2004 to September 30, 2005 ................    $39.96       0.39(7)           5.22            (0.40)          (3.19)

Diversified Small Cap Fund

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 9.67      (0.00)(1,7)        1.18            (0.10)           0.00
October 1, 2008 to September 30, 2009 ................    $10.40       0.03(7)          (0.76)            0.00(1)         0.00
October 1, 2007 to September 30, 2008 ................    $14.89       0.01             (2.85)            0.00           (1.62)
October 1, 2006 to September 30, 2007 ................    $14.66      (0.03)             1.96             0.00           (1.70)
October 1, 2005 to September 30, 2006 ................    $14.97      (0.02)             1.01             0.00           (1.30)
October 1, 2004 to September 30, 2005 ................    $13.41      (0.02)             2.63             0.00           (1.05)

Emerging Growth Fund

Class A
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 7.93      (0.05)(7)          1.21             0.00            0.00
October 1, 2008 to September 30, 2009 ................    $ 8.51      (0.07)(7)         (0.51)            0.00            0.00
March 31, 2008(9) to September 30, 2008 ..............    $ 9.43      (0.05)            (0.87)            0.00            0.00

Class C
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 7.85      (0.08)(7)          1.19             0.00            0.00
October 1, 2008 to September 30, 2009 ................    $ 8.48      (0.12)(7)         (0.51)            0.00            0.00
March 31, 2008(9) to September 30, 2008 ..............    $ 9.43      (0.09)            (0.86)            0.00            0.00

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 65

Financial Highlights

           Ending      Ratio to Average Net Assets (Annualized)
Return    Net Asset   ------------------------------------------               Portfolio    Net Assets at
  of      Value Per   Net Investment      Gross         Net          Total     Turnover     End of Period
Capital     Share     Income (Loss)    Expenses(4)   Expenses(4)   Return(2)    Rate(3)    (000's omitted)
----------------------------------------------------------------------------------------------------------



 0.00      $ 7.62         0.76%           1.42%         1.20%         9.45%        6%        $  201,641
 0.00      $ 7.04         1.62%           1.40%         1.20%        (6.06)%      28%        $  199,654
 0.00      $ 7.68         1.20%           1.35%         1.20%       (20.59)%      21%        $  153,917
 0.00      $10.19         0.95%           1.30%         1.20%        11.20%       24%        $  222,142
 0.00      $ 9.67         1.22%           1.30%         1.20%        15.01%       29%        $  163,397
 0.00      $ 8.62         0.67%           1.35%         1.20%         5.44%       25%        $  163,464
 0.00      $ 8.27         0.40%           1.30%         1.16%        11.88%       30%        $   50,790



 0.00      $25.22         0.69%           1.48%         1.24%         9.34%       20%        $   85,120
 0.00      $23.41         1.16%           1.43%         1.25%        (5.33)%      48%        $   85,504
 0.00      $27.70         0.81%           1.42%         1.25%       (24.44)%      37%        $   90,444
 0.00      $42.92         0.57%           1.43%         1.25%        17.16%       36%        $  131,810
 0.00      $40.36         0.57%           1.42%         1.25%         9.02%       35%        $  119,122
 0.00      $41.90         0.69%           1.41%         1.25%        14.27%       42%        $  118,140


 0.00      $23.74        (0.06)%          2.23%         1.99%         8.94%       20%        $    9,265
 0.00      $21.96         0.43%           2.18%         1.99%        (6.03)%      48%        $   10,839
 0.00      $26.00         0.03%           2.17%         2.00%       (25.01)%      37%        $   19,054
 0.00      $40.68        (0.19)%          2.18%         2.00%        16.24%       36%        $   41,273
 0.00      $38.53        (0.19)%          2.17%         2.00%         8.21%       35%        $   51,171
 0.00      $40.38        (0.03)%          2.16%         2.00%        13.44%       42%        $   65,245


 0.00      $24.21        (0.06)%          2.23%         1.99%         8.90%       20%        $    2,995
 0.00      $22.43         0.41%           2.17%         2.00%        (6.02)%      48%        $    2,958
 0.00      $26.53         0.05%           2.15%         2.00%       (25.00)%      37%        $    3,491
 0.00      $41.38        (0.18)%          2.18%         2.00%        16.25%       36%        $    6,504
 0.00      $39.13        (0.19)%          2.17%         2.00%         8.20%       35%        $    6,451
 0.00      $40.94        (0.04)%          2.16%         2.00%        13.45%       42%        $    7,170


 0.00      $25.28         0.68%           1.29%         0.99%         9.47%       20%        $  330,399
 0.00      $23.47         1.41%           1.25%         1.00%        (5.09)%      48%        $  596,298
 0.00      $27.79         1.05%           1.24%         1.00%       (24.24)%      37%        $  678,818
 0.00      $43.03         0.81%           1.25%         1.00%        17.41%       36%        $1,084,181
 0.00      $40.46         0.82%           1.24%         1.00%         9.30%       35%        $1,145,044
 0.00      $41.98         0.96%           1.15%         1.00%        14.57%       42%        $1,180,748



 0.00      $10.75        (0.05)%          1.41%         1.00%        12.32%       31%        $  126,292
 0.00      $ 9.67         0.36%           1.32%         1.00%        (7.00)%      61%        $  515,569
(0.03)     $10.40         0.06%           1.30%         1.14%       (20.61)%      56%        $  569,169
 0.00      $14.89        (0.21)%          1.36%         1.20%        13.75%       67%        $  757,352
 0.00      $14.66        (0.14)%          1.31%         1.20%         6.93%       63%        $  679,774
 0.00      $14.97        (0.17)%          1.26%         1.19%        20.09%       75%        $  564,318



 0.00      $ 9.09        (1.11)%          4.91%         1.45%        14.63%       52%        $       93
 0.00      $ 7.93        (1.09)%          8.23%         1.45%        (6.82)%     147%        $       44
 0.00      $ 8.51        (1.05)%          4.16%         1.45%        (9.76)%     191%        $       14


 0.00      $ 8.96        (1.88)%          5.84%         2.20%        14.01%       52%        $       11
 0.00      $ 7.85        (1.84)%          7.93%         2.20%        (7.43)%     147%        $        8
 0.00      $ 8.48        (1.82)%          4.85%         2.20%       (10.07)%     191%        $        9

66 Wells Fargo Equity Gateway Funds

                                                            Financial Highlights

                                                         Beginning                    Net Realized    Distributions
                                                         Net Asset        Net        and Unrealized     from Net      Distributions
                                                         Value Per     Investment      Gain (Loss)     Investment        from Net
                                                           Share     Income (Loss)   on Investments      Income       Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND (continued)

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 8.08       (0.03)(7)          1.09            0.00            0.00
October 1, 2008 to September 30, 2009 ................    $ 8.53       (0.05)(7)         (0.40)           0.00            0.00
October 1, 2007 to September 30, 2008 ................    $12.40       (0.07)            (3.70)           0.00           (0.06)
January 31, 2007(9) to September 30, 2007 ............    $10.00       (0.06)             2.46            0.00            0.00

Institutional Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 8.00       (0.03)(7)          1.21            0.00            0.00
October 1, 2008 to September 30, 2009 ................    $ 8.53       (0.04)(7)         (0.49)           0.00            0.00
March 31, 2008(9) to September 30, 2008 ..............    $ 9.43       (0.03)            (0.87)           0.00            0.00

Investor Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 7.91       (0.05)(7)          1.20            0.00            0.00
October 1, 2008 to September 30, 2009 ................    $ 8.49       (0.07)(7)         (0.51)           0.00            0.00
October 1, 2007 to September 30, 2008 ................    $12.38       (0.13)            (3.66)           0.00           (0.06)
January 31, 2007(9) to September 30, 2007 ............    $10.00       (0.05)             2.43            0.00            0.00

EQUITY INCOME FUND

Class A
October 1, 2009 to March 31, 2010 (Unaudited) ........    $12.30        0.09(7)           1.08           (0.09)          (0.02)
October 1, 2008 to September 30, 2009 ................    $16.21        0.25(7)          (2.20)          (0.25)          (1.71)
October 1, 2007 to September 30, 2008 ................    $31.80        0.34(7)          (5.78)          (0.31)          (9.84)
October 1, 2006 to September 30, 2007 ................    $32.01        0.43(7)           4.15           (0.51)          (4.28)
October 1, 2005 to September 30, 2006 ................    $36.21        0.44              2.85           (0.46)          (7.03)
October 1, 2004 to September 30, 2005 ................    $34.49        0.52              3.74           (0.52)          (2.02)

Class B
October 1, 2009 to March 31, 2010 (Unaudited) ........    $12.32        0.06(7)           1.06           (0.04)          (0.02)
October 1, 2008 to September 30, 2009 ................    $16.23        0.18(7)          (2.22)          (0.16)          (1.71)
October 1, 2007 to September 30, 2008 ................    $31.77        0.19(7)          (5.78)          (0.11)          (9.84)
October 1, 2006 to September 30, 2007 ................    $32.03        0.20(7)           4.14           (0.32)          (4.28)
October 1, 2005 to September 30, 2006 ................    $36.23        0.22              2.82           (0.21)          (7.03)
October 1, 2004 to September 30, 2005 ................    $34.49        0.25              3.74           (0.23)          (2.02)

Class C
October 1, 2009 to March 31, 2010 (Unaudited) ........    $13.41        0.05(7)           1.18           (0.04)          (0.02)
October 1, 2008 to September 30, 2009 ................    $17.45        0.19(7)          (2.36)          (0.16)          (1.71)
October 1, 2007 to September 30, 2008 ................    $33.37        0.20(7)          (6.18)          (0.10)          (9.84)
October 1, 2006 to September 30, 2007 ................    $33.43        0.21(7)           4.33           (0.32)          (4.28)
October 1, 2005 to September 30, 2006 ................    $37.49        0.23              2.94           (0.20)          (7.03)
October 1, 2004 to September 30, 2005 ................    $35.61        0.27              3.86           (0.23)          (2.02)

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $12.28        0.10(7)           1.09           (0.11)          (0.02)
October 1, 2008 to September 30, 2009 ................    $16.19        0.29(7)          (2.21)          (0.28)          (1.71)
October 1, 2007 to September 30, 2008 ................    $31.77        0.41(7)          (5.78)          (0.37)          (9.84)
October 1, 2006 to September 30, 2007 ................    $31.96        0.51(7)           4.14           (0.56)          (4.28)
October 1, 2005 to September 30, 2006 ................    $36.17        0.53              2.82           (0.53)          (7.03)
October 1, 2004 to September 30, 2005 ................    $34.45        0.62              3.73           (0.61)          (2.02)

EQUITY VALUE FUND

Class A
October 1, 2009 to March 31, 2010 (Unaudited) ........    $10.76        0.02(7)           1.31           (0.10)           0.00
October 1, 2008 to September 30, 2009 ................    $11.79        0.12(7)          (1.03)          (0.12)           0.00(1)
October 1, 2007 to September 30, 2008 ................    $17.53        0.17(7)          (4.62)          (0.12)          (1.17)
October 1, 2006 to September 30, 2007 ................    $15.12        0.12(7)           2.77           (0.10)          (0.38)
October 1, 2005 to September 30, 2006 ................    $13.82        0.09              1.32           (0.08)          (0.03)
October 1, 2004 to September 30, 2005 ................    $11.48        0.10(7)           2.31           (0.07)           0.00

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 67

Financial Highlights

           Ending      Ratio to Average Net Assets (Annualized)
Return    Net Asset   ------------------------------------------               Portfolio    Net Assets at
  of      Value Per   Net Investment      Gross          Net         Total     Turnover    End of Period
Capital     Share     Income (Loss)    Expenses(4)   Expenses(4)   Return(2)    Rate(3)    (000's omitted)
----------------------------------------------------------------------------------------------------------


 0.00      $ 9.14         (0.60)%         4.82%         1.20%        14.68%       52%         $     19
 0.00      $ 8.08         (0.79)%         6.89%         1.20%        (5.28)%     147%         $     17
(0.04)     $ 8.53         (0.76)%         3.87%         1.20%       (30.63)%     191%         $     59
 0.00      $12.40         (0.80)%        10.20%         1.20%        24.00%      125%         $     18

 0.00      $ 9.18         (0.66)%         4.64%         0.96%        14.89%       52%         $     10
 0.00      $ 8.00         (0.58)%         6.74%         0.95%        (6.33)%     147%         $      8
 0.00      $ 8.53         (0.56)%         3.64%         0.95%        (9.54)%     191%         $      9

 0.00      $ 9.06         (1.19)%         5.16%         1.49%        14.54%       52%         $  3,463
 0.00      $ 7.91         (1.11)%         7.23%         1.49%        (6.83)%     147%         $  2,862
(0.04)     $ 8.49         (1.05)%         3.92%         1.49%       (30.84)%     191%         $  3,665
 0.00      $12.38         (1.12)%         5.86%         1.49%        23.80%      125%         $  3,242


 0.00      $13.36          1.43%          1.44%         1.10%         9.57%        2%         $ 87,413
 0.00      $12.30          2.28%          1.36%         1.10%       (10.07)%      11%         $ 84,664
 0.00      $16.21          1.65%          1.23%         1.10%       (23.58)%       8%         $112,416
 0.00      $31.80          1.38%          1.22%         1.10%        15.36%       16%         $172,385
 0.00      $32.01          1.43%          1.31%         1.10%        10.73%        7%         $172,361
 0.00      $36.21          1.49%          1.22%         1.10%        12.74%       20%         $185,533

 0.00      $13.38          0.96%          2.18%         1.85%         9.11%        2%         $  3,011
 0.00      $12.32          1.60%          2.10%         1.85%       (10.78)%      11%         $  4,140
 0.00      $16.23          0.89%          1.98%         1.85%       (24.15)%       8%         $  8,713
 0.00      $31.77          0.64%          1.97%         1.85%        14.49%       16%         $ 23,822
 0.00      $32.03          0.69%          2.06%         1.85%         9.88%        7%         $ 39,233
 0.00      $36.23          0.76%          1.97%         1.85%        11.91%       20%         $ 59,606

 0.00      $14.58          0.72%          2.19%         1.85%         9.19%        2%         $  2,027
 0.00      $13.41          1.54%          2.09%         1.84%       (10.78)%      11%         $  1,858
 0.00      $17.45          0.89%          1.95%         1.85%       (24.14)%       8%         $  2,475
 0.00      $33.37          0.64%          1.97%         1.85%        14.48%       16%         $  4,579
 0.00      $33.43          0.69%          2.06%         1.85%         9.90%        7%         $  4,903
 0.00      $37.49          0.77%          1.97%         1.85%        11.90%       20%         $  6,937

 0.00      $13.34          1.52%          1.26%         0.85%         9.71%        2%         $ 35,545
 0.00      $12.28          2.58%          1.17%         0.85%        (9.86)%      11%         $ 35,535
 0.00      $16.19          1.89%          1.05%         0.85%       (23.36)%       8%         $ 62,713
 0.00      $31.77          1.64%          1.04%         0.85%        15.65%       16%         $209,112
 0.00      $31.96          1.70%          1.13%         0.85%        10.98%        7%         $530,585
 0.00      $36.17          1.75%          0.96%         0.85%        13.04%       20%         $756,225


 0.00      $11.99          0.36%          1.33%         1.25%        12.54%       66%         $  4,916
 0.00      $10.76          1.28%          1.37%         1.25%        (7.48)%     142%         $  4,408
 0.00      $11.79          1.14%          1.36%         1.25%       (27.24)%     152%         $  4,868
 0.00      $17.53          0.73%          1.35%         1.25%        19.50%      108%         $  5,714
 0.00      $15.12          0.71%          1.52%         1.25%        10.23%      107%         $  4,537
 0.00      $13.82          0.80%          2.48%         1.25%        21.06%      145%         $  3,796

68 Wells Fargo Equity Gateway Funds

                                                            Financial Highlights

                                                         Beginning                    Net Realized    Distributions
                                                         Net Asset        Net        and Unrealized     from Net      Distributions
                                                         Value Per     Investment      Gain (Loss)     Investment        from Net
                                                           Share     Income (Loss)   on Investments      Income       Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND (continued)

Class B
October 1, 2009 to March 31, 2010 (Unaudited) ........    $10.67      (0.02)(7)           1.32            0.00            0.00
October 1, 2008 to September 30, 2009 ................    $11.63       0.06(7)           (1.02)           0.00            0.00(1)
October 1, 2007 to September 30, 2008 ................    $17.31       0.06(7)           (4.57)           0.00           (1.17)
October 1, 2006 to September 30, 2007 ................    $14.95       0.00(7)            2.74            0.00           (0.38)
October 1, 2005 to September 30, 2006 ................    $13.69       0.00               1.29            0.00           (0.03)
October 1, 2004 to September 30, 2005 ................    $11.40       0.01(7)            2.28            0.00            0.00

Class C
October 1, 2009 to March 31, 2010 (Unaudited) ........    $10.63      (0.02)(7)           1.29           (0.02)           0.00
October 1, 2008 to September 30, 2009 ................    $11.61       0.06(7)           (1.02)          (0.02)           0.00(1)
October 1, 2007 to September 30, 2008 ................    $17.29       0.05(7)           (4.56)           0.00           (1.17)
October 1, 2006 to September 30, 2007 ................    $14.95       0.00(7)            2.74           (0.02)          (0.38)
October 1, 2005 to September 30, 2006 ................    $13.69      (0.01)              1.30            0.00           (0.03)
October 1, 2004 to September 30, 2005 ................    $11.40       0.01(7)            2.29           (0.01)           0.00

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $10.94       0.03(7)            1.35           (0.12)           0.00
October 1, 2008 to September 30, 2009 ................    $12.01       0.15(7)           (1.06)          (0.16)           0.00(1)
October 1, 2007 to September 30, 2008 ................    $17.82       0.20(7)           (4.70)          (0.14)          (1.17)
October 1, 2006 to September 30, 2007 ................    $15.36       0.16(7)            2.82           (0.14)          (0.38)
October 1, 2005 to September 30, 2006 ................    $13.96       0.14               1.33           (0.04)          (0.03)
October 1, 2004 to September 30, 2005 ................    $11.51       0.08(7)            2.38           (0.01)           0.00

Institutional Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $10.95       0.05(7)            1.34           (0.15)           0.00
October 1, 2008 to September 30, 2009 ................    $12.03       0.17(7)           (1.06)          (0.19)           0.00(1)
October 1, 2007 to September 30, 2008 ................    $17.84       0.24(7)           (4.70)          (0.18)          (1.17)
October 1, 2006 to September 30, 2007 ................    $15.36       0.19(7)            2.82           (0.15)          (0.38)
August 31, 2006(9) to September 30, 2006 .............    $15.17       0.01               0.18            0.00            0.00

GROWTH EQUITY FUND

Class A
October 1, 2009 to March 31, 2010 (Unaudited) ........    $10.32      (0.00)(1,7)         0.83           (0.04)           0.00(1)
October 1, 2008 to September 30, 2009 ................    $18.14       0.04(7)           (2.38)          (0.05)          (5.43)
October 1, 2007 to September 30, 2008 ................    $29.88       0.06(7)           (6.35)          (0.05)          (5.40)
October 1, 2006 to September 30, 2007 ................    $28.42       0.01(7)            4.78            0.00           (3.33)
October 1, 2005 to September 30, 2006 ................    $30.80       0.01(7)            2.24            0.00           (4.63)
October 1, 2004 to September 30, 2005 ................    $27.70       0.04(7)            4.63            0.00           (1.57)

Class B
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 7.54      (0.02)(7)           0.60            0.00            0.00(1)
October 1, 2008 to September 30, 2009 ................    $15.29      (0.02)(7)          (2.30)           0.00           (5.43)
October 1, 2007 to September 30, 2008 ................    $26.18      (0.10)(7)          (5.39)           0.00           (5.40)
October 1, 2006 to September 30, 2007 ................    $25.45      (0.18)(7)           4.24            0.00           (3.33)
October 1, 2005 to September 30, 2006 ................    $28.23      (0.19)(7)           2.04            0.00           (4.63)
October 1, 2004 to September 30, 2005 ................    $25.69      (0.16)(7)           4.27            0.00           (1.57)

Class C
October 1, 2009 to March 31, 2010 (Unaudited) ........    $ 8.53      (0.03)(7)           0.68            0.00            0.00(1)
October 1, 2008 to September 30, 2009 ................    $16.31      (0.02)(7)          (2.33)           0.00           (5.43)
October 1, 2007 to September 30, 2008 ................    $27.55      (0.10)(7)          (5.74)           0.00           (5.40)
October 1, 2006 to September 30, 2007 ................    $26.63      (0.19)(7)           4.44            0.00           (3.33)
October 1, 2005 to September 30, 2006 ................    $29.32      (0.19)(7)           2.13            0.00           (4.63)
October 1, 2004 to September 30, 2005 ................    $26.61      (0.17)(7)           4.45            0.00           (1.57)

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ........    $10.70      (0.00)(1,7)         0.88           (0.07)           0.00(1)
October 1, 2008 to September 30, 2009 ................    $18.54      0.07(7)            (2.41)          (0.07)          (5.43)
October 1, 2007 to September 30, 2008 ................    $30.40      0.11(7)            (6.46)          (0.11)          (5.40)
October 1, 2006 to September 30, 2007 ................    $28.84      0.07(7)             4.86           (0.04)          (3.33)
October 1, 2005 to September 30, 2006 ................    $31.17      0.07(7)             2.29           (0.06)          (4.63)
October 1, 2004 to September 30, 2005 ................    $27.97      0.12(7)             4.68           (0.03)          (1.57)

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 69

Financial Highlights

 Ending      Ratio to Average Net Assets (Annualized)
Net Asset   ------------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment      Gross          Net        Total      Turnover     End of Period
  Share      Income (Loss)   Expenses(4)   Expenses(4)   Return(2)    Rate(3)    (000's omitted)
------------------------------------------------------------------------------------------------


 $11.97        (0.39)%          2.09%         2.00%        12.18%       66%         $    637
 $10.67         0.66%           2.13%         2.00%        (8.25)%     142%         $    724
 $11.63         0.39%           2.11%         2.00%       (27.77)%     152%         $  1,502
 $17.31        (0.01)%          2.10%         2.00%        18.61%      108%         $  3,077
 $14.95        (0.04)%          2.27%         2.00%         9.43%      107%         $  2,682
 $13.69         0.07%           3.25%         2.00%        20.09%      145%         $  2,245


 $11.88        (0.40)%          2.09%         2.00%        11.96%       66%         $    777
 $10.63         0.63%           2.13%         2.00%        (8.18)%     142%         $    647
 $11.61         0.38%           2.10%         2.00%       (27.80)%     152%         $    997
 $17.29        (0.01)%          2.10%         2.00%        18.60%      108%         $    974
 $14.95        (0.03)%          2.27%         2.00%         9.43%      107%         $    417
 $13.69         0.06%           3.26%         2.00%        20.20%      145%         $    430


 $12.20         0.61%           1.14%         1.00%        12.72%       66%         $164,812
 $10.94         1.58%           1.19%         1.00%        (7.24)%     142%         $156,382
 $12.01         1.37%           1.16%         1.00%       (27.05)%     152%         $183,379
 $17.82         0.98%           1.17%         1.00%        19.80%      108%         $ 85,370
 $15.36         0.96%           1.34%         1.00%        10.60%      107%         $ 71,801
 $13.96         0.67%           2.04%         1.00%        21.40%      145%         $ 63,194


 $12.19         0.86%           0.89%         0.75%        12.99%       66%         $ 74,275
 $10.95         1.82%           0.93%         0.75%        (7.13)%     142%         $ 60,014
 $12.03         1.63%           0.91%         0.75%       (26.84)%     152%         $ 64,824
 $17.84         1.13%           0.90%         0.75%        20.01%      108%         $ 62,639
 $15.36         0.82%           0.97%         0.65%         1.25%      107%         $     10



 $11.11        (0.05)%          1.71%         1.48%         8.10%       23%         $ 17,070
 $10.32         0.49%           1.66%         1.50%        (2.74)%      58%         $ 16,635
 $18.14         0.27%           1.62%         1.50%       (24.89)%      38%         $ 20,281
 $29.88         0.05%           1.60%         1.50%        17.92%       42%         $ 34,409
 $28.42         0.02%           1.57%         1.49%         7.80%       39%         $ 26,448
 $30.80         0.15%           1.60%         1.50%        17.27%       50%         $ 22,769


 $ 8.12        (0.65)%          2.46%         2.23%         7.72%       23%         $  1,376
 $ 7.54        (0.27)%          2.40%         2.25%        (3.51)%      58%         $  1,591
 $15.29        (0.52)%          2.37%         2.25%       (25.41)%      38%         $  2,886
 $26.18        (0.73)%          2.35%         2.25%        17.06%       42%         $  7,276
 $25.45        (0.75)%          2.32%         2.24%         7.01%       39%         $  7,941
 $28.23        (0.60)%          2.35%         2.25%        16.40%       50%         $  8,811


 $ 9.18        (0.77)%          2.46%         2.23%         7.65%       23%         $    435
 $ 8.53        (0.28)%          2.40%         2.25%        (3.43)%      58%         $    485
 $16.31        (0.48)%          2.35%         2.25%       (25.42)%      38%         $    697
 $27.55        (0.70)%          2.35%         2.25%        17.01%       42%         $  1,198
 $26.63        (0.71)%          2.33%         2.24%         7.03%       39%         $    989
 $29.32        (0.62)%          2.35%         2.25%        16.47%       50%         $    844


 $11.51        (0.01)%          1.53%         1.23%         8.23%       23%         $112,256
 $10.70         0.73%           1.48%         1.25%        (2.54)%      58%         $120,405
 $18.54         0.48%           1.44%         1.25%       (24.68)%      38%         $144,688
 $30.40         0.26%           1.42%         1.25%        18.19%       42%         $341,631
 $28.84         0.26%           1.40%         1.25%         8.09%       39%         $383,616
 $31.17         0.42%           1.34%         1.25%        17.60%       50%         $396,865

70 Wells Fargo Equity Gateway Funds

                                                            Financial Highlights

                                                      Beginning                      Net Realized     Distributions
                                                      Net Asset        Net          and Unrealized      from Net       Distributions
                                                      Value Per     Investment       Gain (Loss)       Investment        from Net
                                                        Share     Income (Loss)     on Investments       Income       Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND (continued)

Institutional Class
October 1, 2009 to March 31, 2010 (Unaudited) ....... $  10.71         0.20(7)              0.69           (0.09)          0.00(1)
October 1, 2008 to September 30, 2009 ............... $  18.56         0.10(7)             (2.41)          (0.11)         (5.43)
October 1, 2007 to September 30, 2008 ............... $  30.43         0.11(7)             (6.42)          (0.16)         (5.40)
October 1, 2006 to September 30, 2007 ............... $  28.86         0.14(7)              4.86           (0.10)         (3.33)
October 1, 2005 to September 30, 2006 ............... $  31.19         0.13(7)              2.29           (0.12)         (4.63)
April 11, 2005(9) to September 30, 2005 ............. $  28.50         0.03(7)              2.66            0.00           0.00

INTERNATIONAL VALUE FUND

Class A
October 1, 2009 to March 31, 2010 (Unaudited) ....... $  12.67         0.04(7)              0.04           (0.15)          0.00
October 1, 2008 to September 30, 2009 ............... $  12.66         0.23(7)              0.22           (0.44)          0.00
October 1, 2007 to September 30, 2008 ............... $  20.21         0.51(7)             (7.24)          (0.36)         (0.46)
October 1, 2006 to September 30, 2007 ............... $  16.75         0.48(7)              3.07           (0.08)         (0.01)
October 1, 2005 to September 30, 2006 ............... $  14.13         0.35(7)              2.32            0.00          (0.05)
October 1, 2004 to September 30, 2005 ............... $  11.94         0.11                 2.68           (0.23)         (0.37)

Class B
October 1, 2009 to March 31, 2010 (Unaudited) ....... $  12.57        (0.01)(7)             0.06           (0.13)          0.00
October 1, 2008 to September 30, 2009 ............... $  12.42         0.14(7)              0.25           (0.24)          0.00
October 1, 2007 to September 30, 2008 ............... $  19.82         0.38(7)             (7.11)          (0.21)         (0.46)
October 1, 2006 to September 30, 2007 ............... $  16.55         0.27(7)              3.09           (0.08)         (0.01)
October 1, 2005 to September 30, 2006 ............... $  14.09         0.24(7)              2.27            0.00          (0.05)
April 11, 2005(9) to September 30, 2005 ............. $  13.27         0.05                 0.77            0.00           0.00

Class C
October 1, 2009 to March 31, 2010 (Unaudited) ....... $  12.51        (0.01)(7)             0.05           (0.15)          0.00
October 1, 2008 to September 30, 2009 ............... $  12.44         0.15(7)              0.23           (0.31)          0.00
October 1, 2007 to September 30, 2008 ............... $  19.90         0.38(7)             (7.13)          (0.25)         (0.46)
October 1, 2006 to September 30, 2007 ............... $  16.54         0.30(7)              3.07            0.00          (0.01)
October 1, 2005 to September 30, 2006 ............... $  14.09         0.21(7)              2.29            0.00          (0.05)
April 11, 2005(9) to September 30, 2005 ............. $  13.27         0.05                 0.77            0.00           0.00

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ....... $  12.68         0.06(7)              0.05           (0.26)          0.00
October 1, 2008 to September 30, 2009 ............... $  12.69         0.25(7)              0.20           (0.46)          0.00
October 1, 2007 to September 30, 2008 ............... $  20.23         0.58(7)             (7.27)          (0.39)         (0.46)
October 1, 2006 to September 30, 2007 ............... $  16.65         0.44(7)              3.15            0.00          (0.01)
October 1, 2005 to September 30, 2006 ............... $  14.15         0.32(7)              2.34           (0.11)         (0.05)
April 11, 2005(9) to September 30, 2005 ............. $  13.27         0.18                 0.70            0.00           0.00

Institutional Class
October 1, 2009 to March 31, 2010 (Unaudited) ....... $  12.71         0.08(7)              0.03           (0.25)          0.00
October 1, 2008 to September 30, 2009 ............... $  12.72         0.28(7)              0.20           (0.49)          0.00
October 1, 2007 to September 30, 2008 ............... $  20.28         0.62(7)             (7.31)          (0.41)         (0.46)
October 1, 2006 to September 30, 2007 ............... $  16.67         0.46(7)              3.16            0.00          (0.01)
August 31, 2006(9) to September 30, 2006 ............ $  16.52         0.01(7)              0.14            0.00           0.00

LARGE CAP APPRECIATION FUND

Class A
October 1, 2009 to March 31, 2010 (Unaudited) ....... $   7.85         0.01(7)              0.85           (0.02)          0.00
October 1, 2008 to September 30, 2009 ............... $   8.82         0.03(7)             (1.00)           0.00           0.00
October 1, 2007 to September 30, 2008 ............... $  12.75        (0.01)(7)            (3.08)           0.00          (0.84)
October 1, 2006 to September 30, 2007 ............... $  11.31         0.00(7)              2.28           (0.01)         (0.83)
October 1, 2005 to September 30, 2006 ............... $  11.54         0.01(7)              0.38            0.00          (0.62)
October 1, 2004 to September 30, 2005 ............... $   9.80         0.03(7)              1.87           (0.04)         (0.12)

Class B
October 1, 2009 to March 31, 2010 (Unaudited) ....... $   7.35        (0.02)(7)             0.81            0.00           0.00
October 1, 2008 to September 30, 2009 ............... $   8.34        (0.02)(7)            (0.97)           0.00           0.00
October 1, 2007 to September 30, 2008 ............... $  12.18        (0.09)(7)            (2.91)           0.00          (0.84)
October 1, 2006 to September 30, 2007 ............... $  10.91        (0.08)(7)             2.18            0.00          (0.83)
October 1, 2005 to September 30, 2006 ............... $  11.22        (0.07)(7)             0.38            0.00          (0.62)
October 1, 2004 to September 30, 2005 ............... $   9.57        (0.05)(7)             1.82            0.00          (0.12)

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 71

Financial Highlights

  Ending          Ratio to Average Net Assets (Annualized)
 Net Asset    -----------------------------------------------                          Portfolio         Net Assets at
 Value Per    Net Investment         Gross             Net             Total           Turnover          End of Period
   Share      Income (Loss)       Expenses(4)      Expenses(4)       Return(2)          Rate(3)         (000's omitted)
-----------------------------------------------------------------------------------------------------------------------



  $  11.51           3.72%           1.26%            1.03%           8.36%                23%            $    6,066
  $  10.71           0.96%           1.19%            1.04%          (2.28)%               58%            $    3,971
  $  18.56           0.40%           1.17%            1.05%         (24.53)%               38%            $   23,084
  $  30.43           0.49%           1.15%            1.05%          18.44%                42%            $  158,895
  $  28.86           0.46%           1.12%            1.04%           8.30%                39%            $  140,423
  $  31.19           0.19%           1.12%            1.05%           9.44%                50%            $  131,489




  $  12.60           0.62%           1.65%            1.43%           0.68%                14%            $    8,345
  $  12.67           2.28%           1.68%            1.50%           4.82%                41%            $    8,769
  $  12.66           3.04%           1.74%            1.50%         (34.48)%               23%            $   16,903
  $  20.21           2.45%           1.64%            1.50%          21.20%                19%            $   25,445
  $  16.75           2.26%           6.14%            1.41%          18.93%                31%            $    1,900
  $  14.13           2.21%          33.96%            1.50%          24.00%                14%            $      493


  $  12.49          (0.20)%          2.42%            2.18%           0.41%                14%            $      419
  $  12.57           1.39%           2.44%            2.25%           3.82%                41%            $      581
  $  12.42           2.24%           2.49%            2.25%         (34.97)%               23%            $      951
  $  19.82           1.43%           2.40%            2.25%          20.32%                19%            $    2,512
  $  16.55           1.52%           6.84%            2.19%          17.85%                31%            $    1,110
  $  14.09           1.66%          20.77%            2.23%           6.18%                14%            $      184


  $  12.40          (0.12)%          2.42%            2.18%           0.36%                14%            $      705
  $  12.51           1.56%           2.43%            2.25%           3.90%                41%            $      791
  $  12.44           2.29%           2.46%            2.25%         (34.99)%               23%            $      799
  $  19.90           1.54%           2.40%            2.25%          20.36%                19%            $    1,305
  $  16.54           1.38%           6.29%            2.14%          17.78%                31%            $      312
  $  14.09           1.84%          20.85%            2.23%           6.18%                14%            $       59


  $  12.53           0.91%           1.49%            1.18%           0.88%                14%            $  243,330
  $  12.68           2.50%           1.50%            1.25%           4.89%                41%            $  231,537
  $  12.69           3.50%           1.56%            1.25%         (34.30)%               23%            $  206,603
  $  20.23           2.29%           1.47%            1.25%          21.55%                19%            $  263,305
  $  16.65           1.94%           1.61%            1.24%          18.98%                31%            $  138,269
  $  14.15           3.07%          20.19%            1.25%           6.63%                14%            $      207


  $  12.57           1.29%           1.22%            0.98%           0.93%                14%            $    1,821
  $  12.71           2.79%           1.23%            1.05%           5.15%                41%            $    1,766
  $  12.72           3.83%           1.29%            1.05%         (34.22)%               23%            $      786
  $  20.28           2.40%           1.20%            1.05%          21.70%                19%            $       12
  $  16.67           1.08%           1.24%            0.94%           0.91%                31%            $       10




  $   8.69           0.21%           1.50%            1.23%          10.95%                48%            $    5,578
  $   7.85           0.46%           1.53%            1.11%         (11.00)%              144%            $    5,686
  $   8.82          (0.13)%          1.40%            1.23%(5)      (26.01)%              151%            $   21,785
  $  12.75           0.01%           1.37%            1.23%(5)       21.27%               145%            $   34,270
  $  11.31           0.12%           1.42%            1.25%           3.43%               155%            $   36,400
  $  11.54           0.27%           1.42%            1.25%          19.52%               133%            $   32,048


  $   8.14          (0.54)%          2.25%            1.98%          10.75%                48%            $      749
  $   7.35          (0.29)%          2.28%            1.91%         (11.87)%              144%            $      835
  $   8.34          (0.87)%          2.15%            1.98%(5)      (26.51)%              151%            $    1,797
  $  12.18          (0.73)%          2.12%            1.98%(5)       20.36%               145%            $    3,692
  $  10.91          (0.63)%          2.17%            2.00%           2.79%               155%            $    3,802
  $  11.22          (0.51)%          2.17%            2.00%          18.60%               133%            $    2,732

72 Wells Fargo Equity Gateway Funds

                                                            Financial Highlights

                                                   Beginning                       Net Realized     Distributions
                                                   Net Asset         Net          and Unrealized       from Net       Distributions
                                                   Value Per      Investment       Gain (Loss)        Investment        from Net
                                                     Share      Income (Loss)     on Investments        Income       Realized Gains
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND (continued)

Class C
October 1, 2009 to March 31, 2010 (Unaudited) .... $    7.35        (0.02)(7)            0.81            0.00               0.00
October 1, 2008 to September 30, 2009 ............ $    8.34        (0.02)(7)           (0.97)           0.00               0.00
October 1, 2007 to September 30, 2008 ............ $   12.18        (0.09)(7)           (2.91)           0.00              (0.84)
October 1, 2006 to September 30, 2007 ............ $   10.91        (0.08)(7)            2.18            0.00              (0.83)
October 1, 2005 to September 30, 2006 ............ $   11.23        (0.07)(7)            0.37            0.00              (0.62)
October 1, 2004 to September 30, 2005 ............ $    9.58        (0.05)(7)            1.82            0.00              (0.12)

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) .... $    7.94         0.02(7)             0.89           (0.03)              0.00
October 1, 2008 to September 30, 2009 ............ $    8.93         0.04(7)            (1.02)          (0.01)              0.00
October 1, 2007 to September 30, 2008 ............ $   12.89         0.01(7)            (3.12)          (0.01)             (0.84)
October 1, 2006 to September 30, 2007 ............ $   11.42         0.03(7)             2.31           (0.04)             (0.83)
October 1, 2005 to September 30, 2006 ............ $   11.64         0.05(7)             0.37           (0.02)             (0.62)
October 1, 2004 to September 30, 2005 ............ $    9.87         0.06(7)             1.87           (0.04)             (0.12)

Institutional Class
October 1, 2009 to March 31, 2010 (Unaudited) .... $    7.95         0.03(7)             0.85           (0.06)              0.00
October 1, 2008 to September 30, 2009 ............ $    8.96         0.06(7)            (1.03)          (0.04)              0.00
October 1, 2007 to September 30, 2008 ............ $   12.91         0.04(7)            (3.11)          (0.04)             (0.84)
October 1, 2006 to September 30, 2007 ............ $   11.43         0.06(7)             2.30           (0.05)             (0.83)
August 31, 2006(9) to September 30, 2006 ......... $   11.18         0.01(7)             0.24            0.00               0.00

LARGE COMPANY GROWTH FUND

Class A
October 1, 2009 to March 31, 2010 (Unaudited) .... $   46.37         0.04(7)             4.42           (0.46)              0.00
October 1, 2008 to September 30, 2009 ............ $   45.16         0.15(7)             1.14           (0.08)              0.00
October 1, 2007 to September 30, 2008 ............ $   58.65        (0.02)(7)          (13.47)           0.00               0.00
October 1, 2006 to September 30, 2007 ............ $   50.04        (0.03)(7)            8.64            0.00               0.00
October 1, 2005 to September 30, 2006 ............ $   49.67        (0.22)(7)            0.66           (0.07)              0.00
October 1, 2004 to September 30, 2005 ............ $   44.97         0.06(7)             4.64            0.00               0.00

Class B
October 1, 2009 to March 31, 2010 (Unaudited) .... $   40.62        (0.12)(7)            3.88            0.00               0.00
October 1, 2008 to September 30, 2009 ............ $   39.76        (0.11)(7)            0.97            0.00               0.00
October 1, 2007 to September 30, 2008 ............ $   51.98        (0.38)(7)          (11.84)           0.00               0.00
October 1, 2006 to September 30, 2007 ............ $   44.69        (0.40)(7)            7.69            0.00               0.00
October 1, 2005 to September 30, 2006 ............ $   44.64        (0.54)(7)            0.59            0.00               0.00
October 1, 2004 to September 30, 2005 ............ $   40.72        (0.23)(7)            4.15            0.00               0.00

Class C
October 1, 2009 to March 31, 2010 (Unaudited) .... $   40.72        (0.12)(7)            3.88           (0.17)              0.00
October 1, 2008 to September 30, 2009 ............ $   39.85        (0.11)(7)            0.98            0.00               0.00
October 1, 2007 to September 30, 2008 ............ $   52.09        (0.37)(7)          (11.87)           0.00               0.00
October 1, 2006 to September 30, 2007 ............ $   44.77        (0.39)(7)            7.71            0.00               0.00
October 1, 2005 to September 30, 2006 ............ $   44.72        (0.54)(7)            0.59            0.00               0.00
October 1, 2004 to September 30, 2005 ............ $   40.80        (0.20)(7)            4.12            0.00               0.00

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) .... $   44.23         0.09(7)             4.22           (0.17)              0.00
October 1, 2008 to September 30, 2009 ............ $   43.25         0.23(7)             1.03           (0.28)              0.00
October 1, 2007 to September 30, 2008 ............ $   56.01         0.10(7)           (12.86)           0.00               0.00
October 1, 2006 to September 30, 2007 ............ $   47.67         0.09(7)             8.25            0.00               0.00
October 1, 2005 to September 30, 2006 ............ $   47.24        (0.09)(7)            0.63           (0.11)              0.00
October 1, 2004 to September 30, 2005 ............ $   42.73         0.21(7)             4.37           (0.07)              0.00

Institutional Class
October 1, 2009 to March 31, 2010 (Unaudited) .... $   44.30         0.07(7)             4.29           (0.84)              0.00
October 1, 2008 to September 30, 2009 ............ $   43.49         0.31(7)             0.99           (0.49)              0.00
October 1, 2007 to September 30, 2008 ............ $   56.23         0.20(7)           (12.94)           0.00               0.00
October 1, 2006 to September 30, 2007 ............ $   47.76         0.25(7)             8.22            0.00               0.00
October 1, 2005 to September 30, 2006 ............ $   47.27         0.00                0.64           (0.15)              0.00
October 1, 2004 to September 30, 2005 ............ $   42.75         0.24(7)             4.44           (0.16)              0.00

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 73

Financial Highlights

 Ending             Ratio to Average Net Assets (Annualized)
Net Asset    ----------------------------------------------------                          Portfolio      Net Assets at
Value Per    Net Investment           Gross                Net              Total          Turnover       End of Period
  Share      Income (Loss)         Expenses(4)         Expenses(4)        Return(2)         Rate(3)      (000's omitted)
------------------------------------------------------------------------------------------------------------------------



$    8.14         (0.54)%               2.25%            1.98%             10.75%              48%         $       360
$    7.35         (0.34)%               2.29%            1.94%            (11.87)%            144%         $       361
$    8.34         (0.87)%               2.13%            1.98%(5)         (26.51)%            151%         $       500
$   12.18         (0.74)%               2.12%            1.98%(5)          20.36%             145%         $       791
$   10.91         (0.63)%               2.17%            2.00%              2.69%             155%         $       879
$   11.23         (0.44)%               2.17%            2.00%             18.58%             133%         $       771


$    8.82          0.37%                1.27%            1.00%             11.54%              48%         $    31,552
$    7.94          0.62%                1.33%            0.97%            (10.89)%            144%         $    42,148
$    8.93          0.09%                1.18%            1.00%            (25.87)%            151%         $    66,176
$   12.89          0.25%                1.19%            1.00%             21.64%             145%         $    52,580
$   11.42          0.45%                1.24%            1.00%              3.70%             155%         $    50,711
$   11.64          0.56%                1.16%            1.00%             19.70%             133%         $    18,060


$    8.77          0.70%                1.03%            0.69%             11.16%              48%         $         9
$    7.95          0.91%                1.09%            0.70%            (10.70)%            144%         $     4,421
$    8.96          0.40%                0.95%            0.70%            (25.60)%            151%         $     6,504
$   12.91          0.52%                0.90%            0.70%             21.90%             145%         $     9,266
$   11.43          0.62%                0.91%            0.62%              2.24%             155%         $        10




$   50.37          0.16%                1.30%            1.20%              9.68%               4%         $   230,311
$   46.37          0.41%                1.23%            1.18%              2.94%              13%         $   219,750
$   45.16         (0.03)%               1.27%            1.20%            (23.00)%              7%         $   247,981
$   58.65         (0.05)%               1.31%            1.20%             17.21%              10%         $   456,116
$   50.04         (0.44)%               1.22%            1.20%              0.87%               6%         $   484,767
$   49.67          0.12%                1.27%            1.20%             10.45%              18%         $   524,323


$   44.38         (0.59)%               2.05%            1.94%              9.26%               4%         $     9,465
$   40.62         (0.33)%               1.99%            1.93%              2.16%              13%         $    11,758
$   39.76         (0.81)%               2.05%            1.95%            (23.51)%              7%         $    22,732
$   51.98         (0.83)%               2.06%            1.95%             16.31%              10%         $    61,402
$   44.69         (1.20)%               1.97%            1.95%              0.11%               6%         $   104,320
$   44.64         (0.53)%               2.02%            1.95%              9.63%              18%         $   187,895


$   44.31         (0.59)%               2.05%            1.94%              9.27%               4%         $     5,657
$   40.72         (0.34)%               1.99%            1.93%              2.18%              13%         $     5,230
$   39.85         (0.80)%               2.05%            1.95%            (23.50)%              7%         $     6,319
$   52.09         (0.81)%               2.06%            1.95%             16.35%              10%         $    12,012
$   44.77         (1.20)%               1.97%            1.95%              0.11%               6%         $    14,451
$   44.72         (0.46)%               2.02%            1.95%              9.61%              18%         $    21,211


$   48.37          0.36%                1.08%            0.93%              9.75%               4%         $    66,196
$   44.23          0.66%                1.06%            0.94%              3.19%              13%         $   305,097
$   43.25          0.20%                1.12%            0.95%            (22.78)%              7%         $   562,568
$   56.01          0.18%                1.13%            0.95%             17.50%              10%         $ 1,148,716
$   47.67         (0.20)%               1.04%            0.95%              1.12%               6%         $ 1,481,399
$   47.24          0.46%                1.01%            0.95%             10.73%              18%         $ 1,850,677


$   47.82          0.28%                0.86%            0.71%              9.92%               4%         $       945
$   44.30          0.85%                0.78%            0.72%              3.44%              13%         $    40,977
$   43.49          0.40%                0.85%            0.75%            (22.66)%              7%         $    46,143
$   56.23          0.48%                0.86%            0.75%             17.73%              10%         $   194,138
$   47.76          0.01%                0.77%            0.75%              1.34%               6%         $   109,216
$   47.27          0.53%                0.82%            0.75%             10.96%              18%         $   104,469

74 Wells Fargo Equity Gateway Funds

                                                            Financial Highlights

                                                    Beginning                      Net Realized     Distributions
                                                    Net Asset         Net         and Unrealized      from Net       Distributions
                                                    Value Per      Investment       Gain (Loss)      Investment         from Net
                                                      Share       Income (Loss)   on Investments       Income        Realized Gains
-----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (continued)

Investor Class
October 1, 2009 to March 31, 2010 (Unaudited) ..... $   43.70        0.02(7)             4.17            (0.46)             0.00
October 1, 2008 to September 30, 2009 ............. $   42.63        0.12(7)             1.06            (0.11)             0.00
October 1, 2007 to September 30, 2008(6) .......... $   55.40       (0.07)(7)          (12.70)            0.00              0.00
October 1, 2006 to September 30, 2007(6) .......... $   47.35       (0.11)(7)            8.16             0.00              0.00
October 1, 2005 to September 30, 2006(6) .......... $   47.14       (0.29)(7)            0.63            (0.13)             0.00
April 11, 2005(9) to September 30, 2005(6) ........ $   42.80       (0.17)(7)            4.51             0.00              0.00

Small Company Growth Fund

Class A
October 1, 2009 to March 31, 2010 (Unaudited) ..... $   18.56       (0.11)(7)            2.23             0.00              0.00
October 1, 2008 to September 30, 2009 ............. $   18.38       (0.17)(7)            0.35             0.00              0.00
October 1, 2007 to September 30, 2008 ............. $   30.20       (0.24)(7)           (7.24)            0.00             (4.17)
October 1, 2006 to September 30, 2007 ............. $   30.50       (0.29)(7)            5.04             0.00             (5.05)
October 1, 2005 to September 30, 2006 ............. $   30.87       (0.28)(7)            2.22             0.00             (2.31)
October 1, 2004 to September 30, 2005 ............. $   26.78       (0.29)(7)            4.55             0.00             (0.17)

Class B
October 1, 2009 to March 31, 2010 (Unaudited) ..... $   17.58       (0.17)(7)            2.12             0.00              0.00
October 1, 2008 to September 30, 2009 ............. $   17.55       (0.25)(7)            0.28             0.00              0.00
October 1, 2007 to September 30, 2008 ............. $   29.24       (0.40)(7)           (6.95)            0.00             (4.17)
October 1, 2006 to September 30, 2007 ............. $   29.87       (0.50)(7)            4.92             0.00             (5.05)
October 1, 2005 to September 30, 2006 ............. $   30.51       (0.48)(7)            2.15             0.00             (2.31)
October 1, 2004 to September 30, 2005 ............. $   26.66       (0.50)(7)            4.52             0.00             (0.17)

Class C
October 1, 2009 to March 31, 2010 (Unaudited) ..... $   17.77       (0.17)(7)            2.14             0.00              0.00
October 1, 2008 to September 30, 2009 ............. $   17.73       (0.26)(7)            0.30             0.00              0.00
October 1, 2007 to September 30, 2008 ............. $   29.49       (0.39)(7)           (7.03)            0.00             (4.17)
October 1, 2006 to September 30, 2007 ............. $   30.08       (0.50)(7)            4.96             0.00             (5.05)
October 1, 2005 to September 30, 2006 ............. $   30.69       (0.48)(7)            2.18             0.00             (2.31)
October 1, 2004 to September 30, 2005 ............. $   26.82       (0.50)(7)            4.54             0.00             (0.17)

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ..... $   18.90       (0.09)(7)            2.30             0.00              0.00
October 1, 2008 to September 30, 2009 ............. $   18.68       (0.12)(7)            0.34             0.00              0.00
October 1, 2007 to September 30, 2008 ............. $   30.54       (0.19)(7)           (7.33)            0.00             (4.17)
October 1, 2006 to September 30, 2007 ............. $   30.73       (0.22)(7)            5.08             0.00             (5.05)
October 1, 2005 to September 30, 2006 ............. $   31.01       (0.18)(7)            2.21             0.00             (2.31)
October 1, 2004 to September 30, 2005 ............. $   26.83       (0.21)(7)            4.56             0.00             (0.17)

Institutional Class
October 1, 2009 to March 31, 2010 (Unaudited) ..... $   18.94       (0.07)(7)            2.32             0.00              0.00
October 1, 2008 to September 30, 2009 ............. $   18.70       (0.08)(7)            0.32             0.00              0.00
March 31, 2008(9) to September 30, 2008 ........... $   20.18       (0.05)(7)           (1.43)            0.00              0.00

SMALL COMPANY VALUE FUND

Class A
October 1, 2009 to March 31, 2010 (Unaudited) ..... $    9.84       (0.02)(7)            1.54             0.00              0.00
October 1, 2008 to September 30, 2009 ............. $   10.55        0.04(7)            (0.71)           (0.04)             0.00
October 1, 2007 to September 30, 2008 ............. $   15.35        0.05(7)            (3.36)            0.00             (1.49)
October 1, 2006 to September 30, 2007 ............. $   15.55        0.00(7)             0.96             0.00             (1.16)
October 1, 2005 to September 30, 2006 ............. $   15.95        0.01(7)             0.92            (0.01)            (1.32)
October 1, 2004 to September 30, 2005 ............. $   13.66        0.00                3.17             0.00             (0.88)

Class B
October 1, 2009 to March 31, 2010 (Unaudited) ..... $    9.20       (0.05)(7)            1.46             0.00              0.00
October 1, 2008 to September 30, 2009 ............. $    9.89       (0.01)(7)           (0.68)            0.00              0.00
October 1, 2007 to September 30, 2008 ............. $   14.59       (0.04)(7)           (3.17)            0.00             (1.49)
October 1, 2006 to September 30, 2007 ............. $   14.94       (0.12)(7)            0.93             0.00             (1.16)
October 1, 2005 to September 30, 2006 ............. $   15.48       (0.11)(7)            0.89             0.00             (1.32)
October 1, 2004 to September 30, 2005 ............. $   13.38       (0.07)               3.05             0.00             (0.88)

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 75

Financial Highlights

             Ending             Ratio to Average Net Assets (Annualized)
 Return     Net Asset        -----------------------------------------------                       Portfolio        Net Assets at
  of        Value Per        Net Investment         Gross             Net            Total         Turnover         End of Period
Capital       Share           Income (Loss)      Expenses(4)      Expenses(4)      Return(2)        Rate(3)        (000's omitted)
----------------------------------------------------------------------------------------------------------------------------------



   0.00     $   47.43               0.09%            1.40%             1.27%           9.63%             4%         $      73,404
   0.00     $   43.70               0.33%            1.34%             1.25%           2.89%            13%         $      68,534
   0.00     $   42.63              (0.14)%           1.44%             1.30%         (23.05)%            7%         $      69,340
   0.00     $   55.40              (0.22)%           1.48%             1.37%          17.00%            10%         $      98,973
   0.00     $   47.35              (0.61)%           1.39%             1.37%           0.71%             6%         $     104,803
   0.00     $   47.14              (0.77)%           1.43%             1.37%          10.14%            18%         $     124,645




   0.00     $   20.68              (1.17)%           1.51%             1.45%          11.43%            61%         $       3,199
   0.00     $   18.56              (1.13)%           1.54%             1.44%           0.92%           169%         $       2,408
  (0.17)    $   18.38              (1.09)%           1.53%             1.45%         (27.91)%          150%         $       2,109
   0.00     $   30.20              (1.00)%           1.52%             1.45%          17.07%           138%         $       3,270
   0.00     $   30.50              (0.89)%           1.52%             1.45%           6.52%           125%         $       3,208
   0.00     $   30.87              (1.00)%           1.54%             1.45%          15.95%           142%         $       2,317


   0.00     $   19.53              (1.92)%           2.26%             2.19%          11.04%            61%         $         302
   0.00     $   17.58              (1.85)%           2.29%             2.19%           0.17%           169%         $         312
  (0.17)    $   17.55              (1.85)%           2.28%             2.20%         (28.45)%          150%         $         344
   0.00     $   29.24              (1.76)%           2.27%             2.20%          16.22%           138%         $         750
   0.00     $   29.87              (1.58)%           2.27%             2.20%           5.66%           125%         $         899
   0.00     $   30.51              (1.75)%           2.29%             2.20%          15.12%           142%         $         554


   0.00     $   19.74              (1.91)%           2.26%             2.19%          11.09%            61%         $         880
   0.00     $   17.77              (1.87)%           2.29%             2.19%           0.23%           169%         $         605
  (0.17)    $   17.73              (1.85)%           2.23%             2.20%         (28.44)%          150%         $         231
   0.00     $   29.49              (1.74)%           2.27%             2.20%          16.24%           138%         $         324
   0.00     $   30.08              (1.58)%           2.27%             2.20%           5.73%           125%         $         213
   0.00     $   30.69              (1.73)%           2.29%             2.20%          15.10%           142%         $          77


   0.00     $   21.11              (0.92)%           1.33%             1.20%          11.64%            61%         $     271,657
   0.00     $   18.90              (0.85)%           1.35%             1.19%           1.18%           169%         $     229,380
  (0.17)    $   18.68              (0.84)%           1.34%             1.20%         (27.70)%          150%         $     242,802
   0.00     $   30.54              (0.75)%           1.34%             1.20%          17.34%           138%         $     487,994
   0.00     $   30.73              (0.58)%           1.33%             1.20%           6.80%           125%         $     518,506
   0.00     $   31.01              (0.74)%           1.31%             1.20%          16.26%           142%         $     523,190


   0.00     $   21.19              (0.67)%           1.08%             0.95%          11.71%            61%         $         228
   0.00     $   18.94              (0.57)%           1.09%             0.95%           1.39%           169%         $           9
   0.00     $   18.70              (0.59)%           1.08%             0.95%          (7.33)%          150%         $      54,827




   0.00     $   11.36              (0.30)%           1.66%             1.45%          15.33%            35%         $      25,618
   0.00     $    9.84               0.55%            1.55%             1.45%          (6.14)%           99%         $      20,202
   0.00     $   10.55               0.42%            1.52%             1.45%         (22.58)%           82%         $      34,964
   0.00     $   15.35              (0.02)%           1.55%             1.45%           5.95%            69%         $      66,379
   0.00     $   15.55               0.04%            1.44%             1.41%           6.06%           114%         $      81,432
   0.00     $   15.95               0.10%            1.44%             1.35%          23.97%            70%         $      72,680


   0.00     $   10.61              (1.07)%           2.41%             2.20%          15.20%            35%         $       2,786
   0.00     $    9.20              (0.20)%           2.30%             2.20%          (6.88)%           99%         $       2,792
   0.00     $    9.89              (0.33)%           2.31%             2.20%         (23.16)%           82%         $       5,086
   0.00     $   14.59              (0.77)%           2.30%             2.20%           5.15%            69%         $      10,413
   0.00     $   14.94              (0.71)%           2.18%             2.15%           5.24%           114%         $      13,463
   0.00     $   15.48              (0.70)%           2.21%             2.12%          23.01%            70%         $      15,802

76 Wells Fargo Equity Gateway Funds

                                                         Financial Highlights

                                                   Beginning                     Net Realized     Distributions
                                                   Net Asset        Net         and Unrealized       from Net       Distributions
                                                   Value Per     Investment       Gain (Loss)       Investment        from Net
                                                     Share      Income (Loss)    on Investments        Income       Realized Gains
----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND (continued)

Class C
October 1, 2009 to March 31, 2010 (Unaudited) ... $     9.20        (0.05)(7)             1.46           0.00              0.00
October 1, 2008 to September 30, 2009 ........... $     9.89        (0.02)(7)            (0.67)          0.00              0.00
October 1, 2007 to September 30, 2008 ........... $    14.59        (0.04)(7)            (3.17)          0.00             (1.49)
October 1, 2006 to September 30, 2007 ........... $    14.94        (0.12)(7)             0.93           0.00             (1.16)
October 1, 2005 to September 30, 2006 ........... $    15.48        (0.11)(7)             0.89           0.00             (1.32)
October 1, 2004 to September 30, 2005 ........... $    13.37        (0.04)                3.03           0.00             (0.88)

Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) ... $     9.94        (0.01)(7)             1.59           0.00              0.00
October 1, 2008 to September 30, 2009 ........... $    10.69         0.06(7)             (0.74)         (0.07)             0.00
October 1, 2007 to September 30, 2008 ........... $    15.54         0.08(7)             (3.39)         (0.05)            (1.49)
October 1, 2006 to September 30, 2007 ........... $    15.69         0.04(7)              0.98          (0.01)            (1.16)
October 1, 2005 to September 30, 2006 ........... $    16.08         0.04(7)              0.92          (0.03)            (1.32)
October 1, 2004 to September 30, 2005 ........... $    13.74         0.02                 3.20           0.00             (0.88)

The accompanying notes are an integral part of these financial statements.

                                             Wells Fargo Equity Gateway Funds 77

Financial Highlights

 Ending           Ratio to Average Net Assets (Annualized)
Net Asset     -----------------------------------------------                        Portfolio         Net Assets at
Value Per     Net Investment         Gross            Net             Total           Turnover         End of Period
 Share        Income (Loss)       Expenses(4)     Expenses(4)       Return(2)         Rate(3)         (000's omitted)
---------------------------------------------------------------------------------------------------------------------



$   10.61         (1.06)%            2.41%           2.20%          15.20%                35%           $      1,584
$    9.20         (0.26)%            2.30%           2.20%          (6.88)%               99%           $      1,437
$    9.89         (0.33)%            2.30%           2.20%         (23.15)%               82%           $      1,728
$   14.59         (0.77)%            2.30%           2.20%           5.15%                69%           $      3,754
$   14.94         (0.71)%            2.18%           2.15%           5.24%               114%           $      4,711
$   15.48         (0.67)%            2.20%           2.11%          23.11%                70%           $      4,847


$   11.52         (0.21)%            1.46%           1.20%          15.90%                35%           $     62,644
$    9.94          0.85%             1.37%           1.20%          (6.06)%               99%           $    124,072
$   10.69          0.71%             1.38%           1.20%         (22.33)%               82%           $    252,275
$   15.54          0.26%             1.37%           1.20%           6.28%                69%           $    327,372
$   15.69          0.26%             1.27%           1.19%           6.26%               114%           $    272,787
$   16.08          0.33%             1.22%           1.12%          24.21%                70%           $    140,337

78 Wells Fargo Equity Gateway Funds

                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Fund ("C&B Large Cap Value Fund"), Wells Fargo Advantage Diversified Equity Fund ("Diversified Equity Fund"), Wells Fargo Advantage Diversified Small Cap Fund ("Diversified Small Cap Fund"), Wells Fargo Advantage Emerging Growth Fund ("Emerging Growth Fund"), Wells Fargo Advantage Equity Income Fund ("Equity Income Fund"), Wells Fargo Advantage Equity Value Fund ("Equity Value Fund"), Wells Fargo Advantage Growth Equity Fund ("Growth Equity Fund"), Wells Fargo Advantage International Value Fund ("International Value Fund"), Wells Fargo Advantage Large Cap Appreciation Fund ("Large Cap Appreciation Fund"), Wells Fargo Advantage Large Company Growth Fund ("Large Company Growth Fund"), Wells Fargo Advantage Small Company Growth Fund ("Small Company Growth Fund") and Wells Fargo Advantage Small Company Value Fund ("Small Company Value Fund")(each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expense and realized and unrealized gains and losses. The financial statements of Master Portfolios for the six months ended March 31, 2010 are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. As of March 31, 2010, the Funds own the following percentages of the Master Portfolio(s):

                                                                  % invested in Master Portfolio(s)
C&B LARGE CAP VALUE FUND                                         83%         C&B Large Cap Value Portfolio

DIVERSIFIED EQUITY FUND                                           6%         C&B Large Cap Value Portfolio
                                                                 31%         Disciplined Growth Portfolio
                                                                 13%         Emerging Growth Portfolio
                                                                 15%         Equity Income Portfolio
                                                                  7%         Equity Value Portfolio
                                                                  5%         Index Portfolio
                                                                 28%         International Core Portfolio
                                                                 10%         International Growth Portfolio
                                                                 28%         International Index Portfolio
                                                                  5%         International Value Portfolio
                                                                 16%         Large Cap Appreciation Portfolio
                                                                 11%         Large Company Growth Portfolio
                                                                 14%         Small Cap Index Portfolio
                                                                  3%         Small Company Growth Portfolio
                                                                  1%         Small Company Value Portfolio
                                                                 14%         Strategic Small Cap Value Portfolio

DIVERSIFIED SMALL CAP FUND                                       39%         Emerging Growth Portfolio
                                                                 43%         Small Cap Index Portfolio
                                                                  8%         Small Company Growth Portfolio
                                                                  3%         Small Company Value Portfolio
                                                                 43%         Strategic Small Cap Value Portfolio

EMERGING GROWTH FUND                                              9%         Emerging Growth Portfolio

EQUITY INCOME FUND                                               55%         Equity Income Portfolio

EQUITY VALUE FUND                                                47%         Equity Value Portfolio

                                             Wells Fargo Equity Gateway Funds 79

Notes to Financial Statements (Unaudited)

                                                                     % invested in Master Portfolio(s)
GROWTH EQUITY FUND                                                10%        Disciplined Growth Portfolio
                                                                  15%        Emerging Growth Portfolio
                                                                  18%        International Core Portfolio
                                                                   7%        International Growth Portfolio
                                                                  18%        International Index Portfolio
                                                                   3%        International Value Portfolio
                                                                   6%        Large Company Growth Portfolio
                                                                  16%        Small Cap Index Portfolio
                                                                   3%        Small Company Growth Portfolio
                                                                   1%        Small Company Value Portfolio
                                                                  16%        Strategic Small Cap Value Portfolio

INTERNATIONAL VALUE FUND                                          82%        International Value Portfolio

LARGE CAP APPRECIATION FUND                                       55%        Large Cap Appreciation Portfolio

LARGE COMPANY GROWTH FUND                                         61%        Large Company Growth Portfolio

SMALL COMPANY GROWTH FUND                                         82%        Small Company Growth Portfolio

SMALL COMPANY VALUE FUND                                          56%        Small Company Value Portfolio

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in the Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio's interest and dividend income.

80 Wells Fargo Equity Gateway Funds

                                       Notes to Financial Statements (Unaudited)

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Equity Income Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three tax years are subject to examination by the federal and Delaware revenue authorities.

At September 30, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                                               Expiration
                                                  --------------------------------------------------------------------------
                                                     2010           2011             2012           2013            2017
                                                  --------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND                          $         0    $          0     $         0    $         0   $  34,537,147

DIVERSIFIED EQUITY FUND                                     0               0               0              0      14,512,759

DIVERSIFIED SMALL CAP FUND                                  0               0               0              0      43,561,868

EMERGING GROWTH FUND                                        0               0               0              0       1,791,248

EQUITY INCOME FUND                                          0               0               0              0       1,563,842

EQUITY VALUE FUND                                           0               0               0              0      47,811,417

INTERNATIONAL VALUE FUND                                    0               0               0              0       8,318,503

LARGE CAP APPRECIATION FUND                                 0               0               0              0      13,782,120

LARGE COMPANY GROWTH FUND                          26,227,519      45,522,537      46,100,191     10,507,524      14,566,675

SMALL COMPANY GROWTH FUND                                   0               0               0              0      89,085,896

SMALL COMPANY VALUE FUND                                    0               0               0              0      51,843,877

At September 30, 2009, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year were:

                                                                             Deferred Post-October
                                                                                  Capital Loss
                                                                             ----------------------
C&B LARGE CAP VALUE FUND                                                     $          41,754,353

DIVERSIFIED EQUITY FUND                                                                 66,842,530

DIVERSIFIED SMALL CAP FUND                                                              75,562,220

EMERGING GROWTH FUND                                                                       768,625

EQUITY INCOME FUND                                                                          69,162

EQUITY VALUE FUND                                                                       53,879,683

GROWTH EQUITY FUND                                                                      10,475,517

INTERNATIONAL VALUE FUND                                                                21,588,220

LARGE CAP APPRECIATION FUND                                                             20,988,855

LARGE COMPANY GROWTH FUND                                                               47,560,671

SMALL COMPANY GROWTH FUND                                                               54,259,669

SMALL COMPANY VALUE FUND                                                                75,607,387

                                             Wells Fargo Equity Gateway Funds 81

Notes to Financial Statements (Unaudited)

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments in securities:

                                                                          Significant Other       Significant
                                                          Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES                                   (Level 1)        (Level 2)             (Level 3)              Total
-----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND

   Investments in Affiliated Master Portfolio             $           0    $    490,781,976    $                0    $  490,781,976

DIVERSIFIED EQUITY FUND

   Investments in Affiliated Master Portfolios            $           0    $    429,223,238    $                0    $  429,223,238

DIVERSIFIED SMALL CAP FUND

   Investments in Affiliated Master Portfolios            $           0    $    126,900,214    $                0    $  126,900,214

EMERGING GROWTH FUND

   Investments in Affiliated Master Portfolio             $           0    $      3,532,284    $                0    $    3,532,284

EQUITY INCOME FUND

   Investments in Affiliated Master Portfolio             $           0    $    128,388,123    $                0    $  128,388,123

EQUITY VALUE FUND

   Investments in Affiliated Master Portfolio             $           0    $    245,774,660    $                0    $  245,774,660

GROWTH EQUITY FUND

   Investments in Affiliated Master Portfolios            $           0    $    137,524,447    $                0    $  137,524,447

INTERNATIONAL VALUE FUND

   Investments in Affiliated Master Portfolio             $           0    $    254,110,914    $                0    $  254,110,914

LARGE CAP APPRECIATION FUND

   Investments in Affiliated Master Portfolio             $           0    $     38,285,194    $                0    $   38,285,194

82 Wells Fargo Equity Gateway Funds

                                       Notes to Financial Statements (Unaudited)

                                                                          Significant Other       Significant
                                                        Quoted Prices     Observable Inputs    Unobservable Inputs
INVESTMENTS IN SECURITIES                                 (Level 1)           (Level 2)             (Level 3)            Total
-----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND

   Investments in Affiliated Master Portfolio           $           0     $     398,505,024     $               0    $  398,505,024

SMALL COMPANY GROWTH FUND

   Investments in Affiliated Master Portfolio           $           0     $     286,278,540     $               0    $  286,278,540

SMALL COMPANY VALUE FUND

   Investments in Affiliated Master Portfolio           $           0     $      92,493,930     $               0    $   92,493,930

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. For each Fund that invests in multiple Master Portfolios, Funds Management is the adviser and is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

Each Fund that invests its assets in one or more Master Portfolio may withdraw all of its investments from its corresponding Master Portfolio(s) and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

Funds Management also acts as adviser to the Master Portfolios and is entitled to receive fees from the Master Portfolios for those services.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                                                                Administration Fees
                                                      Average Daily                (% of Average
                                                        Net Assets                Daily Net Assets)
                                                    ------------------------------------------------
Fund level                                          First $5 billion                   0.05
                                                     Next $5 billion                   0.04
                                                    Over $10 billion                   0.03

Class A, Class B, and Class C                       All asset levels                   0.28

Administrator Class                                 All asset levels                   0.10

Institutional Class                                 All asset levels                   0.08

Investor Class                                      All asset levels                   0.38

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended March 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived and/or reimbursed by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

                                             Wells Fargo Equity Gateway Funds 83

Notes to Financial Statements (Unaudited)

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the six months ended March 31, 2010, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.


                                                                   Front-end sales               Contingent deferred sales
                                                                       charges                            charges
                                                                  ----------------              ----------------------------
                                                                       Class A                  Class B             Class C
                                                                  ----------------------------------------------------------
C&B LARGE CAP VALUE FUND                                          $         19,819              $  6,988            $     0

DIVERSIFIED EQUITY FUND                                                     28,847                 5,639                 78

EMERGING GROWTH FUND                                                         2,407                     0                  0

EQUITY INCOME FUND                                                          10,069                 2,871                 15

EQUITY VALUE FUND                                                            4,735                   998                  0

GROWTH EQUITY FUND                                                           4,492                   438                  0

INTERNATIONAL VALUE FUND                                                     4,586                 1,195                 18

LARGE CAP APPRECIATION FUND                                                    444                    50                  0

LARGE COMPANY GROWTH FUND                                                   25,484                 5,735                 17

SMALL COMPANY GROWTH FUND                                                    7,852                    68                178

SMALL COMPANY VALUE FUND                                                     2,322                   966                 27

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended March 31, 2010, were as follows:

                                                                            Purchases at Cost*                Sales Proceeds*
                                                                            -------------------------------------------------
C&B LARGE CAP VALUE FUND                                                     $   26,940,968                  $   106,506,826

DIVERSIFIED EQUITY FUND                                                          84,089,932                      226,038,983

DIVERSIFIED SMALL CAP FUND                                                       41,115,831                      190,800,880

EMERGING GROWTH FUND                                                              2,126,267                        7,082,660

EQUITY INCOME FUND                                                                2,594,763                       31,399,929

EQUITY VALUE FUND                                                               147,598,187                      168,030,415

GROWTH EQUITY FUND                                                               28,715,032                      112,591,563

INTERNATIONAL VALUE FUND                                                         31,704,558                       41,063,785

LARGE CAP APPRECIATION FUND                                                      20,169,589                       38,396,938

LARGE COMPANY GROWTH FUND                                                        15,288,001                      261,200,830

SMALL COMPANY GROWTH FUND                                                       163,821,409                      241,871,383

SMALL COMPANY VALUE FUND                                                         33,328,382                       80,359,458

* Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

84 Wells Fargo Equity Gateway Funds

                                       Notes to Financial Statements (Unaudited)
6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

During the six months ended March 31, 2010, the Funds had the following borrowing activities:

                                      Average                         Weighted
                                     Borrowings                       Average
                                    Outstanding               Interest Rate (annualized)             Interest Paid
                                    ------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND           $   109,110                          1.46%                       $       1,593

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. REORGANIZATIONS

At a meeting of the Board of Trustees held on January 11, 2010, the Trustees approved a Plan of Reorganization (the "Plan") for each of the specified funds ("Target Funds") listed in the table below. Under each Plan, certain existing Wells Fargo Advantage Funds ("Acquiring Funds") will acquire the assets and assume the liabilities of the Target Fund in exchange for shares of the Acquiring Fund.

   TARGET FUND                                                    Acquiring Fund
------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                Wells Fargo Advantage Disciplined Value Fund*

Growth Equity Fund                                Wells Fargo Advantage Diversified Equity Fund

Large Cap Appreciation Fund                       Wells Fargo Advantage Capital Growth Fund

Large Company Growth Fund                         Wells Fargo Advantage Premier Large Company Growth Fund*

* This fund will be newly created in order to receive that assets of the Target Fund upon completion of the reorganization.

A Special Meeting of Shareholders of each Target Fund will be held in June 2010 to consider and vote on the Plan. In April 2010 materials for this meeting were mailed to shareholders of record as of March 10, 2010. If approved by the shareholders at this meeting, the reorganizations will take place in July 2010.

9. REDEMPTION IN KIND

On or about June 18, 2010, Equity Income Fund, Large Cap Appreciation Fund and Large Company Growth Fund will redeem in-kind its investment in its Master Portfolio and receive its proportionate interest in the securities held in the Master Portfolio. Upon such redemption and subsequent direct investment in a portfolio of securities, each Fund will incur an investment advisory fee for the direct management of those assets and custodian fees for the securities held.

                                      Wells Fargo Advantage Master Portfolios 85

Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 96.17%

APPAREL & ACCESSORY STORES: 1.68%
         124,635   VF CORPORATION                                                                                    $     9,989,495
                                                                                                                     ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.65%
          13,500   NVR INCORPORATED+                                                                                       9,807,750
                                                                                                                     ---------------

BUSINESS SERVICES: 7.78%
         307,700   AVERY DENNISON CORPORATION                                                                             11,203,357
         185,510   FISERV INCORPORATED+~~                                                                                  9,416,488
         109,700   MANPOWER INCORPORATED                                                                                   6,266,064
         497,400   OMNICOM GROUP INCORPORATED                                                                             19,304,094

                                                                                                                          46,190,003
                                                                                                                     ---------------

CHEMICALS & ALLIED PRODUCTS: 2.52%
         313,500   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        14,944,545
                                                                                                                     ---------------

CONGLOMERATES: 1.97%
         644,300   GENERAL ELECTRIC COMPANY                                                                               11,726,260
                                                                                                                     ---------------

COSMETICS, PERSONAL CARE: 1.48%
         258,900   AVON PRODUCTS INCORPORATED                                                                              8,768,943
                                                                                                                     ---------------

DEPOSITORY INSTITUTIONS: 7.55%
         713,700   BANK OF AMERICA CORPORATION                                                                            12,739,545
         266,400   JPMORGAN CHASE & COMPANY                                                                               11,921,400
         446,700   STATE STREET CORPORATION                                                                               20,164,038

                                                                                                                          44,824,983
                                                                                                                     ---------------

EATING & DRINKING PLACES: 4.48%
         291,500   DARDEN RESTAURANTS INCORPORATED                                                                        12,983,410
         204,200   MCDONALD'S CORPORATION                                                                                 13,624,224

                                                                                                                          26,607,634
                                                                                                                     ---------------

ELECTRIC, GAS & SANITARY SERVICES: 1.96%
         400,500   REPUBLIC SERVICES INCORPORATED                                                                         11,622,510
                                                                                                                     ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.34%
       1,625,900   FLEXTRONICS INTERNATIONAL LIMITED+                                                                     12,747,056
         464,300   MOLEX INCORPORATED CLASS A                                                                              8,194,895
         393,100   TYCO ELECTRONICS LIMITED                                                                               10,802,388

                                                                                                                          31,744,339
                                                                                                                     ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.00%
         251,200   ILLINOIS TOOL WORKS INCORPORATED                                                                       11,896,832
                                                                                                                     ---------------

FOOD & KINDRED PRODUCTS: 2.20%
         194,100   DIAGEO PLC ADR                                                                                         13,092,045
                                                                                                                     ---------------

GENERAL MERCHANDISE STORES: 2.32%
         251,500   KOHL'S CORPORATION+                                                                                    13,777,169
                                                                                                                     ---------------

HEALTH SERVICES: 1.35%
         223,100   CARDINAL HEALTH INCORPORATED                                                                            8,038,293
                                                                                                                     ---------------

HOLDING & OTHER INVESTMENT OFFICES: 1.91%
         140,000   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                               11,377,800
                                                                                                                     ---------------

86 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

SHARES             SECURITY NAME                                                                                          VALUE
HOUSEHOLD PRODUCTS, WARE: 4.42%
         223,500   COLGATE-PALMOLIVE COMPANY                                                                          $   19,055,610
         155,100   HENKEL AG & COMPANY KGAA ADR~~                                                                          7,181,130

                                                                                                                          26,236,740
                                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.31%
         261,600   DIEBOLD INCORPORATED                                                                                    8,308,416
         328,500   DOVER CORPORATION                                                                                      15,357,375
         176,700   EATON CORPORATION                                                                                      13,388,559
         179,600   LAM RESEARCH CORPORATION+                                                                               6,702,672
         471,800   PITNEY BOWES INCORPORATED                                                                              11,535,510

                                                                                                                          55,292,532
                                                                                                                     ---------------

INSURANCE CARRIERS: 6.05%
         253,900   ALLSTATE CORPORATION                                                                                    8,203,509
         150,000   AXIS CAPITAL HOLDINGS LIMITED                                                                           4,689,000
         172,600   CHUBB CORPORATION                                                                                       8,949,310
         450,300   WILLIS GROUP HOLDINGS                                                                                  14,089,887

                                                                                                                          35,931,706
                                                                                                                     ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.92%
          66,500   BECTON DICKINSON & COMPANY                                                                              5,235,545
         309,600   QUEST DIAGNOSTICS INCORPORATED                                                                         18,046,584

                                                                                                                          23,282,129
                                                                                                                     ---------------

MEDICAL PRODUCTS: 1.27%
         129,800   BAXTER INTERNATIONAL INCORPORATED                                                                       7,554,360
                                                                                                                     ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.27%
         197,000   TYCO INTERNATIONAL LIMITED                                                                              7,535,250
                                                                                                                     ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.01%
         185,700   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             11,960,937
                                                                                                                     ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 3.39%
         487,900   AMERICAN EXPRESS COMPANY                                                                               20,130,754
                                                                                                                     ---------------

PERSONAL SERVICES: 0.99%
         208,400   CINTAS CORPORATION                                                                                      5,853,956
                                                                                                                     ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 5.21%
         140,400   CHEVRON CORPORATION                                                                                    10,646,532
         302,700   EXXON MOBIL CORPORATION                                                                                20,274,846

                                                                                                                          30,921,378
                                                                                                                     ---------------

PHARMACEUTICALS: 2.91%
         265,000   JOHNSON & JOHNSON                                                                                      17,278,000
                                                                                                                     ---------------

SOFTWARE: 1.97%
         399,750   MICROSOFT CORPORATION                                                                                  11,700,683
                                                                                                                     ---------------

TELECOMMUNICATIONS: 2.56%
         652,900   VODAFONE GROUP PLC ADR                                                                                 15,206,041
                                                                                                                     ---------------

TRAVEL & RECREATION: 2.64%
         403,000   CARNIVAL CORPORATION                                                                                   15,668,640
                                                                                                                     ---------------

                                      Wells Fargo Advantage Master Portfolios 87

Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE-DURABLE GOODS: 2.06%
      194,800      KIMBERLY-CLARK CORPORATION                                                                       $    12,249,024
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $ 559,014,031)                                                                                571,210,731
                                                                                                                    ---------------

                                                                                     DIVIDEND YIELD
PREFERRED STOCKS: 1.96%
      217,500      HENKEL AG & COMPANY KGAA ADR (HOUSEHOLD PRODUCTS, WARES)                1.50%                         11,636,250

TOTAL PREFERRED STOCKS (COST $ 9,772,032)                                                                                11,636,250
                                                                                                                    ---------------

      PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE

COLLATERAL FOR SECURITIES LENDING: 1.26%

COLLATERAL INVESTED IN OTHER ASSETS: 1.26%
$     267,136      BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
                     (MATURITY VALUE $ 267,136)                                           0.01         04/01/2010           267,136
       79,993      CALCASIEU PARISH LA+/-ss                                               0.40         12/01/2027            79,993
      109,990      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.38         06/01/2028           109,990
    2,203,842      CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE-BACKED SECURITIES (MATURITY VALUE $ 2,203,843)              0.02         04/01/2010         2,203,842
       52,945      COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.25         10/01/2038            52,945
      159,986      COOK COUNTY IL+/-ss                                                    0.25         11/01/2030           159,986
      200,342      DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE-BACKED SECURITIES (MATURITY VALUE $ 200,342)                0.03         04/01/2010           200,342
      307,572      GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE-BACKED SECURITIES (MATURITY VALUE $ 307,572)                0.01         04/01/2010           307,572
    1,933,197      GRYPHON FUNDING LIMITED(a)(i)                                          0.00         08/05/2010           794,544
       32,997      HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.33         11/01/2042            32,997
       99,991      ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.28         07/01/2029            99,991
       39,996      INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.30         01/01/2018            39,996
    1,335,660      JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE-BACKED SECURITIES (MATURITY VALUE $ 1,335,660)              0.01         04/01/2010         1,335,660
       59,995      KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.30         04/15/2025            59,995
       39,996      NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               0.34         01/01/2018            39,996
      116,890      NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.33         01/01/2034           116,890
      179,984      TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.34         07/01/2032           179,984
       59,995      VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.32         12/15/2040            59,996
    2,466,178      VFNC CORPORATION+/-(a)(i)++                                            0.25         09/30/2010         1,331,736

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 7,091,887)                                                                7,473,591
                                                                                                                    ---------------

      SHARES                                                                              YIELD
SHORT-TERM INVESTMENTS: 2.81%

MUTUAL FUNDS: 2.81%
      16,713,155   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                        0.09                           16,713,155
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 16,713,155)                                                                         16,713,155
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $592,591,105)*                                                        102.20%                                     607,033,727

OTHER ASSETS AND LIABILITIES, NET                                            (2.20)                                     (13,082,537)
                                                                            ------                                  ---------------

TOTAL NET ASSETS                                                            100.00%                                 $   593,951,190
                                                                            ------                                  ---------------

88 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

------------------
+         Non-income earning securities.

~~        All or a portion of this security is on loan.

+/-       Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)       Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)       Rate shown is the 7-day annualized yield at period end.

(l)       Investment in an affiliate.

* Cost for federal income tax purposes is $606,283,098 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $   64,898,079
Gross unrealized depreciation                  (64,147,450)
                                            --------------
Net unrealized appreciation                 $      750,629

The accompanying notes are an integral part of these financial statements.

                                      Wells Fargo Advantage Master Portfolios 89

Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

SHARES          SECURITY NAME                                                               VALUE
COMMON STOCKS: 98.35%

APPAREL & ACCESSORY STORES: 4.18%
    57,600      GAP INCORPORATED                                                          $1,331,135
    62,300      LIMITED BRANDS INCORPORATED                                                1,533,826

                                                                                           2,864,961
                                                                                          ----------

AUTO & TRUCKS: 2.53%
   138,100      FORD MOTOR COMPANY+                                                        1,735,917
                                                                                          ----------

BIOPHARMACEUTICALS: 1.46%
    22,085      GILEAD SCIENCES INCORPORATED+                                              1,004,426
                                                                                          ----------

BIOTECHNOLOGY: 1.64%
    18,875      AMGEN INCORPORATED+                                                        1,127,970
                                                                                          ----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.98%
    41,995      HOME DEPOT INCORPORATED                                                    1,358,538
                                                                                          ----------

BUSINESS SERVICES: 2.12%
    61,905      CA INCORPORATED                                                            1,452,910
                                                                                          ----------

CHEMICALS: 2.09%
    30,890      SCOTTS MIRACLE-GRO COMPANY                                                 1,431,752
                                                                                          ----------

COMMERCIAL SERVICES: 1.40%
    54,100      SAIC INCORPORATED+                                                           957,570
                                                                                          ----------

COMPUTER TECHNOLOGIES: 6.15%
     5,410      APPLE INCORPORATED+                                                        1,270,971
    28,770      HEWLETT-PACKARD COMPANY                                                    1,529,126
    11,070      INTERNATIONAL BUSINESS MACHINES CORPORATION                                1,419,728

                                                                                           4,219,825
                                                                                          ----------

DATA SERVICES: 1.75%
    36,800      NETAPP INCORPORATED+                                                       1,198,208
                                                                                          ----------

E-COMMERCE/SERVICES: 2.16%
     5,800      PRICELINE.COM INCORPORATED+                                                1,479,000
                                                                                          ----------

EATING & DRINKING PLACES: 2.04%
    20,985      MCDONALD'S CORPORATION                                                     1,400,119
                                                                                          ----------

EDUCATIONAL SERVICES: 1.63%
     9,960      ITT EDUCATIONAL SERVICES INCORPORATED+                                     1,120,301
                                                                                          ----------

ELECTRIC, GAS & SANITARY SERVICES: 3.30%
   109,475      EL PASO CORPORATION                                                        1,186,709
    25,415      PG&E CORPORATION                                                           1,078,104

                                                                                           2,264,813
                                                                                          ----------

ELECTRONIC: 2.01%
    71,100      GENTEX CORPORATION                                                         1,380,762
                                                                                          ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.27%
    27,000      HARRIS CORPORATION                                                         1,282,230
    73,000      JABIL CIRCUIT INCORPORATED                                                 1,181,870
    27,400      TECH DATA CORPORATION+                                                     1,148,060

                                                                                           3,612,160
                                                                                          ----------

90  Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

SHARES          SECURITY NAME                                                               VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.72%
    24,900      ILLINOIS TOOL WORKS INCORPORATED                                          $1,179,264
                                                                                          ----------

FOOD & KINDRED PRODUCTS: 3.96%
    23,235      THE COCA-COLA COMPANY                                                      1,277,925
    74,900      TYSON FOODS INCORPORATED CLASS A                                           1,434,335

                                                                                           2,712,260
                                                                                          ----------

GENERAL MERCHANDISE STORES: 1.98%
    24,435      WAL-MART STORES INCORPORATED                                               1,358,586
                                                                                          ----------

HEALTH SERVICES: 4.60%
    16,610      EXPRESS SCRIPTS INCORPORATED+                                              1,690,234
    34,100      VALEANT PHARMACEUTICALS INTERNATIONAL+                                     1,463,231

                                                                                           3,153,465
                                                                                          ----------

HOUSEHOLD PRODUCTS, WARE: 3.95%
    20,985      CHURCH & DWIGHT COMPANY INCORPORATED                                       1,404,946
    15,310      COLGATE-PALMOLIVE COMPANY                                                  1,305,331

                                                                                           2,710,277
                                                                                          ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.98%
    16,555      3M COMPANY                                                                 1,383,501
    18,800      EATON CORPORATION                                                          1,424,476
    33,200      WESTERN DIGITAL CORPORATION+                                               1,294,468

                                                                                           4,102,445
                                                                                          ----------

INFORMATION & BUSINESS SERVICES: 1.83%
     2,210      GOOGLE INCORPORATED CLASS A+                                               1,253,092
                                                                                          ----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.91%
    23,300      ROCKWELL AUTOMATION INCORPORATED                                           1,313,188
                                                                                          ----------

METAL MINING: 2.16%
    17,720      FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                        1,480,329
                                                                                          ----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.26%
    16,600      FEDEX CORPORATION                                                          1,550,440
                                                                                          ----------

NETWORKING: 2.19%
    57,655      CISCO SYSTEMS INCORPORATED+                                                1,500,760
                                                                                          ----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 6.04%
    33,700      AMERICAN EXPRESS COMPANY                                                   1,390,462
    32,700      CAPITAL ONE FINANCIAL CORPORATION                                          1,354,107
     5,505      MASTERCARD INCORPORATED~~                                                  1,398,270

                                                                                           4,142,839
                                                                                          ----------

OIL & GAS EXTRACTION: 2.52%
    33,215      NEWFIELD EXPLORATION COMPANY+                                              1,728,841
                                                                                          ----------

PAPER & ALLIED PRODUCTS: 1.38%
    37,545      PACTIV CORPORATION+                                                          945,383
                                                                                          ----------

PHARMACEUTICALS: 4.03%
    24,405      ABBOTT LABORATORIES                                                        1,285,655
    55,300      BRISTOL-MYERS SQUIBB COMPANY                                               1,476,510

                                                                                           2,762,165
                                                                                          ----------

                                      Wells Fargo Advantage Master Portfolios 91

Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

SHARES          SECURITY NAME                                                               VALUE
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 2.34%
    46,400      SANDISK CORPORATION+                                                     $ 1,606,832
                                                                                         -----------

SOFTWARE: 5.93%
    37,545      BMC SOFTWARE INCORPORATED+                                                 1,426,710
    41,500      MICROSOFT CORPORATION                                                      1,214,705
    48,605      RED HAT INCORPORATED+                                                      1,422,668

                                                                                           4,064,083
                                                                                         -----------

TOBACCO PRODUCTS: 1.86%
    24,445      PHILIP MORRIS INTERNATIONAL                                                1,275,051
                                                                                         -----------

TOTAL COMMON STOCKS (COST $55,544,666)                                                    67,448,532
                                                                                         -----------

PRINCIPAL                                                                                 INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 1.55%
COLLATERAL INVESTED IN OTHER ASSETS: 1.55%
$   29,300      BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $29,300)       0.01%        04/01/2010       29,300
     8,774      CALCASIEU PARISH LA+/-ss                                                      0.40         12/01/2027        8,774
    12,064      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                   0.38         06/01/2028       12,064
   241,725      CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE-BACKED
                  SECURITIES (MATURITY VALUE $241,725)                                        0.02         04/01/2010      241,725
     5,807      COLORADO HOUSING & Finance Authority+/-ss                                     0.25         10/01/2038        5,807
    17,548      COOK COUNTY IL+/-ss                                                           0.25         11/01/2030       17,548
    21,974      DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $21,974)                         0.03         04/01/2010       21,974
    33,736      GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $33,736)                         0.01         04/01/2010       33,736
   431,169      GRYPHON FUNDING LIMITED(a)(i)                                                 0.00         08/05/2010      177,210
     3,619      HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         0.33         11/01/2042        3,619
    10,967      ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                       0.28         07/01/2029       10,967
     4,387      INDIANA MUNICIPAL POWER AGENCY+/-ss                                           0.30         01/01/2018        4,387
   146,500      JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $146,500)                        0.01         04/01/2010      146,500
     6,580      KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        0.30         04/15/2025        6,580
     4,387      NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      0.34         01/01/2018        4,387
    12,821      NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                      0.33         01/01/2034       12,821
    19,741      TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                             0.34         07/01/2032       19,741
     6,580      VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                             0.32         12/15/2040        6,580
   550,042      VFNC CORPORATION+/-(a)(i)++                                                   0.25         09/30/2010      297,024

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $975,611)                                                                  1,060,744
                                                                                                                         ---------

SHARES                                                            YIELD
SHORT-TERM INVESTMENTS: 1.47%
MUTUAL FUNDS: 1.47%
 1,008,460      WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)    0.09      1,008,460
                                                                           -----------

TOTAL SHORT-TERM INVESTMENTS (COST $1,008,460)                               1,008,460
                                                                           -----------

TOTAL INVESTMENTS IN SECURITIES (COST $57,528,737)*    101.37%              69,517,736

OTHER ASSETS AND LIABILITIES, NET                       (1.37)                (940,751)
                                                       ------              -----------

TOTAL NET ASSETS                                       100.00%             $68,576,985
                                                       ------              -----------

92  Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

----------

+        Non-income earning securities.

~~       All or a portion of this security is on loan.

+/-      Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)      Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)      Rate shown is the 7-day annualized yield at period end.

(l)      Investment in an affiliate.

* Cost for federal income tax purposes is $58,728,476 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation  $ 12,303,557
Gross unrealized depreciation    (1,514,297)
                               ------------
Net unrealized appreciation    $ 10,789,260

The accompanying notes are an integral part of these financial statements.

                                      Wells Fargo Advantage Master Portfolios 93

Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

SHARES     SECURITY NAME                                    VALUE
COMMON STOCKS: 98.29%

ANTHRACITE MINING: 0.32%
    5,870  LOGMEIN INCORPORATED+                          $  121,450
                                                          ----------

APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR MATERIALS: 0.75%
    6,000  WARNACO GROUP INCORPORATED+                       286,260
                                                          ----------

BIOPHARMACEUTICALS: 4.61%
   10,800  ACORDA THERAPEUTICS INCORPORATED+                 369,360
    8,600  AFFYMAX INCORPORATED+                             201,498
   14,800  ALEXION PHARMACEUTICALS INCORPORATED+             804,676
   10,600  HUMAN GENOME SCIENCES INCORPORATED+               320,120
    1,300  UNITED THERAPEUTICS CORPORATION+                   71,929

                                                           1,767,583
                                                          ----------

BUSINESS SERVICES: 11.71%
   53,030  ARIBA INCORPORATED+                               681,436
   19,650  BLUE COAT SYSTEMS INCORPORATED+                   609,936
   15,410  CONCUR TECHNOLOGIES INCORPORATED+                 631,964
    2,000  COSTAR GROUP INCORPORATED+                         83,040
   18,830  GLOBAL CASH ACCESS INCORPORATED+                  153,841
   39,620  GSE SYSTEMS INCORPORATED+                         214,344
    5,030  MEDASSETS INCORPORATED+                           105,630
    5,310  MERCADOLIBRE INCORPORATED+                        255,995
   47,500  PERFICIENT INCORPORATED+                          535,325
   42,140  SKILLSOFT PLC ADR+                                434,885
   41,410  SUCCESSFACTORS INCORPORATED+                      788,446

                                                           4,494,842
                                                          ----------

CASINO & GAMING: 3.18%
    6,380  BALLY TECHNOLOGIES INCORPORATED+                  258,645
   22,960  WMS INDUSTRIES INCORPORATED+                      962,942

                                                           1,221,587
                                                          ----------

COMMERCIAL SERVICES: 0.28%
    3,600  WRIGHT EXPRESS CORPORATION+                       108,432
                                                          ----------

COMMUNICATIONS: 8.01%
   40,500  ARUBA NETWORKS INCORPORATED+                      553,230
   36,260  ASIAINFO HOLDINGS INCORPORATED+                   960,165
   10,320  DG FASTCHANNEL INCORPORATED+                      329,724
   52,400  LOOPNET INCORPORATED+                             588,976
   27,900  SOURCEFIRE INCORPORATED+                          640,305

                                                           3,072,400
                                                          ----------

COMPUTER DATA SECURITY: 0.37%
    8,000  FORTINET INCORPORATED+                            140,640
                                                          ----------

COMPUTER TECHNOLOGIES: 1.53%
   76,700  LIVEPERSON INCORPORATED+                          588,289
                                                          ----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.15%
    2,100  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+      55,881
                                                          ----------

E-COMMERCE/SERVICES: 1.77%
   20,420  GSI COMMERCE INCORPORATED+                        565,021
    3,000  OPENTABLE INCORPORATED+                           114,390

                                                             679,411
                                                          ----------

94  Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

SHARES     SECURITY NAME                                    VALUE
EDUCATIONAL SERVICES: 1.40%
    3,420  AMERICAN PUBLIC EDUCATION INCORPORATED+        $  159,372
    4,070  CAPELLA EDUCATION COMPANY+                        377,859

                                                             537,231
                                                          ----------

ELECTRICAL PRODUCTS: 1.75%
   31,090  HARBIN ELECTRIC INCORPORATED+                     671,233
                                                          ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
  EXCEPT COMPUTER EQUIPMENT: 11.10%
   22,190  BALDOR ELECTRIC COMPANY                           829,906
    9,300  CEVA INCORPORATED+                                108,438
  103,300  ENTROPIC COMMUNICATIONS INCORPORATED+             524,764
    1,050  MAXLINEAR INCORPORATED+                            18,638
   52,600  MONOLITHIC POWER SYSTEMS+                       1,172,980
   16,700  NETLOGIC MICROSYSTEMS INCORPORATED+               491,481
    9,800  OSI SYSTEMS INCORPORATED+                         274,890
   10,170  POLYPORE INTERNATIONAL INCORPORATED+              177,568
    5,700  REGAL-BELOIT CORPORATION                          338,637
    8,300  SOLERA HOLDINGS INCORPORATED                      320,795

                                                           4,258,097
                                                          ----------

ENERGY: 0.41%
    5,300  ENERNOC INCORPORATED+                             157,304
                                                          ----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
  RELATED SERVICES: 0.48%
    7,500  ICF INTERNATIONAL INCORPORATED+                   186,300
                                                          ----------

ENVIRONMENTAL CONTROL: 0.38%
   22,100  SHARPS COMPLIANCE CORPORATION+                    144,534
                                                          ----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
  TRANSPORTATION EQUIPMENT: 0.45%
   36,000  MUELLER WATER PRODUCTS INCORPORATED               172,080
                                                          ----------

HEALTH SERVICES: 1.45%
   15,850  IPC THE HOSPITALIST COMPANY+                      556,494
                                                          ----------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
  CONTRACTS: 1.23%
   26,120  ORION MARINE GROUP INCORPORATED+                  471,466
                                                          ----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.21%
   18,400  HHGREGG INCORPORATED+                             464,416
                                                          ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
  EQUIPMENT: 6.44%
   52,340  ALTRA HOLDINGS INCORPORATED+                      718,628
   31,100  ARCSIGHT INCORPORATED+                            875,465
   44,010  ENTEGRIS INCORPORATED+                            221,810
    6,500  MERU NETWORKS INCORPORATED+                       124,605
    8,160  RIVERBED TECHNOLOGY INCORPORATED+                 231,744
   17,400  SUPER MICRO COMPUTER INCORPORATED+                300,672

                                                           2,472,924
                                                          ----------

INSURANCE CARRIERS: 0.05%
    1,300  PRIMERICA INCORPORATED+                            19,500
                                                          ----------

LEISURE, SPORTING & RECREATION: 2.50%
   13,160  DICK'S SPORTING GOODS INCORPORATED+               343,608
   24,020  HIBBETT SPORTS INCORPORATED+                      614,432

                                                             958,040
                                                          ----------

                                      Wells Fargo Advantage Master Portfolios 95

Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

SHARES     SECURITY NAME                                    VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.75%
    2,950  BADGER METER INCORPORATED                      $  113,605
   27,400  DEXCOM INCORPORATED+                              266,602
   58,350  ENDOLOGIX INCORPORATED+                           235,734
   30,670  EV3 INCORPORATED+                                 486,426
   12,190  MASIMO CORPORATION                                323,645
    1,820  METTLER-TOLEDO INTERNATIONAL INCORPORATED+        198,744
   38,600  NXSTAGE MEDICAL INCORPORATED+                     441,970
    5,500  SIRONA DENTAL SYSTEMS INCORPORATED+               209,165
    7,200  VEECO INSTRUMENTS INCORPORATED+                   313,200

                                                           2,589,091
                                                          ----------

MEDICAL EQUIPMENT & SUPPLIES: 2.56%
   37,640  CONCEPTUS INCORPORATED+~~                         751,294
    5,110  NUVASIVE INCORPORATED+                            230,972

                                                             982,266
                                                          ----------

MEDICAL PRODUCTS: 1.49%
   23,660  VOLCANO CORPORATION+                              571,626
                                                          ----------

MOTION PICTURES: 1.34%
   28,650  IMAX CORPORATION+                                 515,414
                                                          ----------

OIL & GAS EXPLORATION: 1.49%
   36,000  NORTHERN OIL & Gas Incorporated+                  570,600
                                                          ----------

OIL & GAS EXTRACTION: 2.54%
    6,710  ARENA RESOURCES INCORPORATED+                     224,114
   40,300  BRIGHAM EXPLORATION COMPANY+~~                    642,785
   10,010  SMARTHEAT INCORPORATED+                           107,507

                                                             974,406
                                                          ----------

PHARMACEUTICALS: 2.35%
   10,290  CATALYST HEALTH SOLUTIONS INCORPORATED+           425,800
    8,200  MAP PHARMACEUTICALS INCORPORATED+                 130,298
    2,360  ONYX PHARMACEUTICALS INCORPORATED+                 71,461
    4,100  SXC HEALTH SOLUTIONS CORPORATION+                 275,848

                                                             903,407
                                                          ----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 5.80%
   11,280  ROVI CORPORATION+                                 418,826
   34,836  SHUTTERFLY INCORPORATED+                          839,199
   16,930  VISTAPRINT NV+~~                                  969,243

                                                           2,227,268
                                                          ----------

RETAIL FOOD: 1.41%
    7,100  PANERA BREAD COMPANY+                             543,079
                                                          ----------

RETAIL, TRADE & SERVICES: 1.03%
   14,900  LUMBER LIQUIDATORS HOLDINGS INCORPORATED+         397,383
                                                          ----------

RETAIL-SPECIAL LINE: 0.24%
    1,680  BLUE NILE INCORPORATED+                            92,434
                                                          ----------

SECURITY & COMMODITY BROKERS, DEALERS,
  EXCHANGES & SERVICES: 0.71%
   47,490  GFI GROUP INCORPORATED                            274,492
                                                          ----------

96  Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

SHARES     SECURITY NAME                                    VALUE
SOCIAL SERVICES: 0.98%
   10,030  ALMOST FAMILY INCORPORATED+                   $   378,031
                                                         -----------

SOFTWARE: 2.82%
    4,800  LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+       154,608
   56,340  PROS HOLDINGS INCORPORATED+                       556,639
   17,050  SOLARWINDS INCORPORATED+                          369,303

                                                           1,080,550
                                                         -----------

TRANSPORTATION BY AIR: 1.69%
    9,100  ALLEGIANT TRAVEL COMPANY+                         526,526
    3,240  BRISTOW GROUP INCORPORATED+                       122,245

                                                             648,771
                                                         -----------

WATER TRANSPORTATION: 2.29%
   30,980  AEGEAN MARINE PETROLEUM NETWORK INCORPORATED      879,212
                                                         -----------

WHOLESALE TRADE NON-DURABLE GOODS: 1.27%
    8,400  TRACTOR SUPPLY COMPANY                            487,620
                                                         -----------

TOTAL COMMON STOCKS (COST $28,512,238)                    37,722,044
                                                         -----------

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 4.86%
COLLATERAL INVESTED IN OTHER ASSETS: 4.86%
$   47,233 BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $47,233)         0.01%       04/01/2010      47,233
    14,144 CALCASIEU PARISH LA+/-ss                                                       0.40        12/01/2027      14,144
    19,448 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                    0.38        06/01/2028      19,448
   389,670 CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE-BACKED
            SECURITIES (MATURITY VALUE $389,670)                                          0.02        04/01/2010     389,670
     9,361 COLORADO HOUSING & Finance AUTHORITY+/-ss                                      0.25        10/01/2038       9,361
    28,288 COOK COUNTY IL+/-ss                                                            0.25        11/01/2030      28,288
    35,423 DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE-BACKED SECURITIES (MATURITY VALUE $35,423)                           0.03        04/01/2010      35,423
    54,383 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE-BACKED SECURITIES (MATURITY VALUE $54,383)                           0.01        04/01/2010      54,383
   834,629 GRYPHON FUNDING LIMITED(a)(i)                                                  0.00        08/05/2010     343,033
     5,834 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                          0.33        11/01/2042       5,834
    17,680 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                        0.28        07/01/2029      17,680
     7,072 INDIANA MUNICIPAL POWER AGENCY+/-ss                                            0.30        01/01/2018       7,072
   236,163 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE-BACKED SECURITIES (MATURITY VALUE $236,163)                          0.01        04/01/2010     236,163
    10,608 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                         0.30        04/15/2025      10,608
     7,072 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                       0.34        01/01/2018       7,072
    20,668 NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                       0.33        01/01/2034      20,668
    31,824 TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                              0.34        07/01/2032      31,824
    10,608 VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                              0.32        12/15/2040      10,608
 1,064,736 VFNC CORPORATION+/-(a)(i)++                                                    0.25        09/30/2010     574,957

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,698,674)                                                          1,863,469
                                                                                                                   ---------

                                      Wells Fargo Advantage Master Portfolios 97

Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

SHARES SECURITY NAME                                             YIELD          VALUE
SHORT-TERM INVESTMENTS: 1.73%
MUTUAL FUNDS: 1.73%
   663,091  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)      0.09%       $    663,091
                                                                             ------------

TOTAL SHORT-TERM INVESTMENTS (COST $663,091)                                      663,091
                                                                             ------------

TOTAL INVESTMENTS IN SECURITIES (COST $30,874,003)*    104.88%                 40,248,604

OTHER ASSETS AND LIABILITIES, NET                       (4.88)                 (1,873,213)
                                                       ------                ------------

TOTAL NET ASSETS                                       100.00%               $ 38,375,391
                                                       ------                ------------

----------

+       Non-income earning securities.

~~      All or a portion of this security is on  loan.

+/-     Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)     Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)     Rate shown is the 7-day annualized yield at period end.

(l)     Investment in an affiliate.

* Cost for federal income tax purposes is $33,347,634 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation  $ 9,600,180
Gross unrealized depreciation   (2,699,210)
                               -----------
Net unrealized appreciation    $ 6,900,970

The accompanying notes are an integral part of these financial statements.

98  Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

SHARES      SECURITY NAME                                   VALUE
COMMON STOCKS: 98.82%

APPAREL & ACCESSORY STORES: 1.05%
    30,275  VF CORPORATION                               $ 2,426,537
                                                         -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
  HOME DEALERS: 1.18%
    84,525  HOME  DEPOT INCORPORATED                       2,734,384
                                                         -----------

CHEMICALS & ALLIED PRODUCTS: 3.07%
    44,147  AIR PRODUCTS & CHEMICALS INCORPORATED          3,264,671
   103,309  E.I. DU PONT DE NEMOURS & COMPANY              3,847,227

                                                           7,111,898
                                                         -----------

COMMUNICATIONS: 4.91%
   237,440  AT&T INCORPORATED                              6,135,450
    10,701  TIME WARNER CABLE INCORPORATED                   570,470
   150,336  VERIZON COMMUNICATIONS INCORPORATED            4,663,423

                                                          11,369,343
                                                         -----------

COMPUTER TECHNOLOGIES: 3.48%
    90,070  HEWLETT-PACKARD COMPANY                        4,787,221
    25,492  INTERNATIONAL BUSINESS MACHINES CORPORATION    3,269,349

                                                           8,056,570
                                                         -----------

CONGLOMERATES: 2.37%
   302,194  GENERAL ELECTRIC COMPANY                       5,499,931
                                                         -----------

DEPOSITORY INSTITUTIONS: 14.44%
   400,246  BANK OF AMERICA CORPORATION                    7,144,391
   200,505  BANK OF NEW YORK MELLON CORPORATION            6,191,594
   240,590  JPMORGAN CHASE & COMPANY                      10,766,403
    59,150  STATE STREET CORPORATION                       2,670,031
   258,156  US BANCORP                                     6,681,077

                                                          33,453,496
                                                         -----------

DIVERSIFIED MANUFACTURING: 2.19%
   111,830  HONEYWELL INTERNATIONAL INCORPORATED           5,062,544
                                                         -----------

E-COMMERCE/SERVICES: 0.05%
     4,582  AOL INCORPORATED+                                115,833
                                                         -----------

EATING & DRINKING PLACES: 1.24%
    43,020  MCDONALD'S CORPORATION                         2,870,294
                                                         -----------

ELECTRIC, GAS & SANITARY SERVICES: 7.14%
    69,066  DOMINION RESOURCES INCORPORATED                2,839,303
    88,575  EMERSON ELECTRIC COMPANY                       4,458,866
    24,295  FIRSTENERGY CORPORATION                          949,692
   111,370  FPL GROUP INCORPORATED                         5,382,512
    15,800  PG&E CORPORATION                                 670,236
    75,730  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED   2,235,550

                                                          16,536,159
                                                         -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
  EXCEPT COMPUTER EQUIPMENT: 0.58%
    87,195  NOKIA OYJ ADR~~                                1,355,010
                                                         -----------

                                      Wells Fargo Advantage Master Portfolios 99

Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

SHARES      SECURITY NAME                                   VALUE
FOOD & KINDRED PRODUCTS: 3.23%
    41,975  MCCORMICK & COMPANY INCORPORATED             $ 1,610,161

    63,195  PEPSICO INCORPORATED                           4,180,981
    56,925  SYSCO CORPORATION                              1,679,288

                                                           7,470,430
                                                         -----------

GENERAL MERCHANDISE STORES: 2.71%
   119,195  TARGET CORPORATION                             6,269,657
                                                         -----------

HOUSEHOLD PRODUCTS, WARE: 2.12%
    11,925  COLGATE-PALMOLIVE COMPANY                      1,016,726
    40,285  FORTUNE BRANDS INCORPORATED                    1,954,225
    30,510  PROCTER & GAMBLE COMPANY                       1,930,368

                                                           4,901,319
                                                         -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
  EQUIPMENT: 1.73%
    47,816  3M COMPANY                                     3,995,983
                                                         -----------

INSURANCE CARRIERS: 6.26%
   121,705  METLIFE INCORPORATED                           5,274,695
    51,400  PRUDENTIAL FINANCIAL INCORPORATED              3,109,700
   113,550  THE TRAVELERS COMPANIES INCORPORATED           6,124,887

                                                          14,509,282
                                                         -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.90%
    26,334  BECTON DICKINSON & COMPANY                     2,073,276
                                                         -----------

MEDICAL EQUIPMENT & SUPPLIES: 1.24%
    63,675  MEDTRONIC INCORPORATED                         2,867,285
                                                         -----------

MISCELLANEOUS RETAIL: 2.38%
    33,500  COSTCO WHOLESALE CORPORATION                   2,000,285
    95,975  CVS CAREMARK CORPORATION                       3,508,846

                                                           5,509,131
                                                         -----------

MOTION PICTURES: 1.51%
    46,816  TIME WARNER INCORPORATED                       1,463,936
    58,515  WALT DISNEY COMPANY                            2,042,759

                                                           3,506,695
                                                         -----------

NETWORKING: 1.11%
    98,700  CISCO SYSTEMS INCORPORATED+                    2,569,161
                                                         -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.09%
    76,610  AMERICAN EXPRESS COMPANY                       3,160,929
    40,725  CAPITAL ONE FINANCIAL CORPORATION              1,686,422

                                                           4,847,351
                                                         -----------

OIL & GAS EXTRACTION: 2.16%
     7,925  APACHE CORPORATION                               804,388
    95,500  CHESAPEAKE ENERGY CORPORATION                  2,257,620
    23,050  OCCIDENTAL PETROLEUM CORPORATION               1,948,647

                                                           5,010,655
                                                         -----------

OIL & OIL SERVICES: 1.72%
   131,875  HALLIBURTON COMPANY                            3,973,394
                                                         -----------

100 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

SHARES      SECURITY NAME                                   VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 13.01%
   126,170  CHEVRON CORPORATION                         $  9,567,471
   141,100  CONOCOPHILLIPS                                 7,220,087
   147,236  EXXON MOBIL CORPORATION                        9,861,867
   110,250  MARATHON OIL CORPORATION                       3,488,310

                                                          30,137,735
                                                        ------------

PHARMACEUTICALS: 6.67%
    95,225  ABBOTT LABORATORIES                            5,016,453
   100,725  BRISTOL-MYERS SQUIBB COMPANY                   2,689,358
    42,515  JOHNSON & JOHNSON                              2,771,978
    59,137  MERCK & COMPANY INCORPORATED                   2,208,767
   161,685  PFIZER INCORPORATED                            2,772,898

                                                          15,459,454
                                                        ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.49%
    32,000  MCGRAW-HILL COMPANIES INCORPORATED             1,140,800
                                                        ------------

RETAIL: 0.31%
    17,000  BEST BUY COMPANY INCORPORATED                    723,180
                                                        ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
  SERVICES: 1.34%
    68,572  AMERIPRISE FINANCIAL INCORPORATED              3,110,426
                                                        ------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.25%
   130,150  INTEL CORPORATION                              2,897,139
                                                        ------------

SOFTWARE: 2.56%
    60,125  MICROSOFT CORPORATION                          1,759,859
   113,800  ORACLE CORPORATION                             2,923,522
    73,225  SYMANTEC CORPORATION+                          1,238,967

                                                           5,922,348
                                                        ------------

TRANSPORTATION EQUIPMENT: 2.33%
    73,200  UNITED TECHNOLOGIES CORPORATION                5,388,252
                                                        ------------

TOTAL COMMON STOCKS (COST $206,562,141)                  228,874,952
                                                        ------------

PRINCIPAL                                                                         INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 0.58%
COLLATERAL INVESTED IN OTHER ASSETS: 0.58%
$   52,798  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE
             $52,798)                                                                 0.01%        04/01/2010    52,798
    15,810  CALCASIEU PARISH LA+/-ss                                                  0.40         12/01/2027    15,810
    21,739  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.38         06/01/2028    21,739
   435,574  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $435,574)                     0.02         04/01/2010   435,574
    10,464  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.25         10/01/2038    10,464
    31,620  COOK COUNTY IL+/-ss                                                       0.25         11/01/2030    31,620
    39,596  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $39,596)                      0.03         04/01/2010    39,596
    60,790  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $60,790)                      0.01         04/01/2010    60,790
   270,455  GRYPHON FUNDING LIMITED(a)(i)                                             0.00         08/05/2010   111,157
     6,522  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.33         11/01/2042     6,522
    19,763  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.28         07/01/2029    19,763
     7,905  INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.30         01/01/2018     7,905

                                     Wells Fargo Advantage Master Portfolios 101

Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

PRINCIPAL  SECURITY NAME                                                          INTEREST RATE  MATURITY DATE  VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  263,984  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $263,984)                     0.01%        04/01/2010   $  263,984
    11,858  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.30         04/15/2025       11,858
     7,905  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.34         01/01/2018        7,905
    23,102  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.33         01/01/2034       23,102
    35,573  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.34         07/01/2032       35,573
    11,858  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.32         12/15/2040       11,856
   345,019  VFNC CORPORATION+/-(a)(i)++                                               0.25         09/30/2010      186,310

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,300,926)                                                        1,354,326
                                                                                                                ----------

SHARES                                                               YIELD
SHORT-TERM INVESTMENTS: 1.16%
MUTUAL FUNDS: 1.16%
 2,670,386  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)           0.09       2,670,386
                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,670,386)                                   2,670,386
                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES (COST $210,533,453)*        100.56%            232,899,664

OTHER ASSETS AND LIABILITIES, NET                            (0.56)             (1,296,530)
                                                            ------           -------------

TOTAL NET ASSETS                                            100.00%          $ 231,603,134
                                                            ------           -------------

----------

+         Non-income earning securities.

~~        All or a portion of this security is on loan.

+/-       Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)       Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)       Rate shown is the 7-day annualized yield at period end.

(l)       Investment in an affiliate.

* Cost for federal income tax purposes is $211,336,200 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation  $ 47,477,417
Gross unrealized depreciation   (25,913,953)
                               ------------
Net unrealized appreciation    $ 21,563,464

The accompanying notes are an integral part of these financial statements.

102 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

SHARES      SECURITY NAME                                                 VALUE
COMMON STOCKS: 98.95%
AUTO & TRUCKS: 0.93%
   390,000  FORD MOTOR COMPANY+~~                                      $ 4,902,300
                                                                       -----------

BIOTECHNOLOGY: 2.85%
   155,000  AMGEN INCORPORATED+                                          9,262,800
   110,400  LIFE TECHNOLOGIES CORPORATION+                               5,770,608

                                                                        15,033,408
                                                                       -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.07%
    61,000  WALTER INDUSTRIES INCORPORATED                               5,628,470
                                                                       -----------

CHEMICALS & ALLIED PRODUCTS: 3.10%
   197,000  CELANESE CORPORATION CLASS A                                 6,274,450
    37,325  CF INDUSTRIES HOLDINGS INCORPORATED                          3,403,294
    53,800  EASTMAN CHEMICAL COMPANY                                     3,425,984
    53,300  MOSAIC COMPANY                                               3,239,041

                                                                        16,342,769
                                                                       -----------

COAL MINING: 0.97%
   102,200  ALPHA NATURAL RESOURCES INCORPORATED+                        5,098,758
                                                                       -----------

COMMUNICATIONS: 3.34%
   164,500  COMCAST CORPORATION CLASS A                                  3,095,890
 1,345,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED              7,020,900
   240,400  VERIZON COMMUNICATIONS INCORPORATED                          7,457,208

                                                                        17,573,998
                                                                       -----------

COMPUTER TECHNOLOGIES: 2.01%
    76,000  LEXMARK INTERNATIONAL INCORPORATED+                          2,742,080
   430,600  SEAGATE TECHNOLOGY                                           7,862,756

                                                                        10,604,836
                                                                       -----------

CONGLOMERATES: 4.64%
 1,343,800  GENERAL ELECTRIC COMPANY                                    24,457,160
                                                                       -----------

DEPARTMENT STORES: 0.72%
   173,700  MACY'S INCORPORATED                                          3,781,449
                                                                       -----------

DEPOSITORY INSTITUTIONS: 14.22%
 1,066,000  BANK OF AMERICA CORPORATION                                 19,028,100
 2,366,000  CITIGROUP INCORPORATED+                                      9,582,300
   119,500  COMERICA INCORPORATED                                        4,545,780
   206,000  FIFTH THIRD BANCORP                                          2,799,540
   327,000  JPMORGAN CHASE & COMPANY                                    14,633,250
   486,400  KEYCORP                                                      3,769,600
   111,000  NORTHERN TRUST CORPORATION                                   6,133,860
   102,000  PNC FINANCIAL SERVICES GROUP INCORPORATED                    6,089,400
   654,700  REGIONS FINANCIAL CORPORATION                                5,139,395
   120,700  SUNTRUST BANKS INCORPORATED                                  3,233,553

                                                                        74,954,778
                                                                       -----------

DRILLING OIL & NATURAL GAS WELLS: 1.15%
   145,000  NOBLE CORPORATION                                            6,063,900
                                                                       -----------

EATING & DRINKING PLACES: 0.51%
   60,500   DARDEN RESTAURANTS INCORPORATED                              2,694,670
                                                                       -----------

                                     Wells Fargo Advantage Master Portfolios 103

Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

SHARES      SECURITY NAME                                                 VALUE
ELECTRIC, GAS & SANITARY SERVICES: 3.06%
   168,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED               $ 5,742,240
   114,000  DTE ENERGY COMPANY                                           5,084,400
   490,400  EL PASO CORPORATION                                          5,315,936

                                                                        16,142,576
                                                                       -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
 COMPUTER EQUIPMENT: 3.42%
   186,500  COOPER INDUSTRIES PLC                                        8,940,810
   476,000  LSI LOGIC CORPORATION+                                       2,913,120
    97,900  TYCO ELECTRONICS LIMITED                                     2,690,292
    40,000  WHIRLPOOL CORPORATION                                        3,490,000

                                                                        18,034,222
                                                                       -----------

FOOD & KINDRED PRODUCTS: 1.36%
    62,500  JM SMUCKER COMPANY                                           3,766,250
   176,900  TYSON FOODS INCORPORATED CLASS A                             3,387,635

                                                                         7,153,885
                                                                       -----------

GENERAL MERCHANDISE STORES: 1.27%
   122,000  KOHL'S CORPORATION+                                          6,683,159
                                                                       -----------

HEALTH SERVICES: 1.43%
   116,900  AMERISOURCEBERGEN CORPORATION                                3,380,748
   114,600  CARDINAL HEALTH INCORPORATED                                 4,129,038

                                                                         7,509,786
                                                                       -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.72%
   352,300  WYNDHAM WORLDWIDE CORPORATION                                9,064,679
                                                                       -----------

HOUSEHOLD PRODUCTS, WARE: 1.06%
   368,300  NEWELL RUBBERMAID INCORPORATED                               5,598,160
                                                                       -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.79%
    90,200  CATERPILLAR INCORPORATED                                     5,669,070
    61,500  CUMMINS INCORPORATED                                         3,809,925
    51,000  EATON CORPORATION                                            3,864,270
   115,000  STANLEY BLACK & DECKER INCORPORATED                          6,602,150

                                                                        19,945,415
                                                                       -----------

INSURANCE CARRIERS: 6.20%
   115,500  ASSURED GUARANTY LIMITED                                     2,537,535
   268,000  GENWORTH FINANCIAL INCORPORATED+                             4,915,120
   151,800  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED               4,314,156
   107,500  PRUDENTIAL FINANCIAL INCORPORATED                            6,503,750
   201,600  UNITEDHEALTH GROUP INCORPORATED                              6,586,272
    52,500  WELLPOINT INCORPORATED+                                      3,379,950
   234,300  XL CAPITAL LIMITED CLASS A                                   4,428,270

                                                                        32,665,053
                                                                       -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
 MEDICAL & OPTICAL GOODS: 0.69%
   195,600  HOLOGIC INCORPORATED+                                        3,626,424
                                                                       -----------

MEDIA: 1.08%
   165,000  VIACOM INCORPORATED CLASS B+                                 5,672,700
                                                                       -----------

MEDICAL EQUIPMENT & SUPPLIES: 0.50%
    58,600  MEDTRONIC INCORPORATED                                       2,638,758
                                                                       -----------

104 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

SHARES      SECURITY NAME                                                 VALUE
METAL MINING: 2.74%
    93,000  CLIFFS NATURAL RESOURCES INCORPORATED~~                    $ 6,598,350
    94,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B          7,852,760

                                                                        14,451,110
                                                                       -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.72%
   128,000  CAPITAL ONE FINANCIAL CORPORATION                            5,300,480
   252,000  DISCOVER FINANCIAL SERVICES                                  3,754,800

                                                                         9,055,280
                                                                       -----------

OFFICE EQUIPMENT: 0.59%
   316,000  XEROX CORPORATION                                            3,081,000
                                                                       -----------

OIL & GAS EXTRACTION: 5.83%
   317,000  CHESAPEAKE ENERGY CORPORATION                                7,493,880
    82,000  DEVON ENERGY CORPORATION                                     5,283,260
   143,500  NEWFIELD EXPLORATION COMPANY+                                7,469,175
   129,800  WHITING PETROLEUM CORPORATION+                              10,493,032

                                                                        30,739,347
                                                                       -----------

PETROLEUM REFINING & RELATED INDUSTRIES: 7.36%
   184,800  CHEVRON CORPORATION                                         14,013,384
   209,800  EXXON MOBIL CORPORATION                                     14,052,404
   171,800  HESS CORPORATION                                            10,746,090

                                                                        38,811,878
                                                                       -----------

PHARMACEUTICALS: 2.48%
    47,200  ABBOTT LABORATORIES                                          2,486,496
    65,200  JOHNSON & JOHNSON                                            4,251,040
   170,000  MERCK & COMPANY INCORPORATED                                 6,349,500

                                                                        13,087,036
                                                                       -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.13%
   359,000  GANNETT COMPANY INCORPORATED                                 5,930,680
                                                                       -----------

REAL ESTATE DEVELOPING & MANAGEMENT: 0.39%
   128,200  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                 2,047,584
                                                                       -----------

REAL ESTATE INVESTMENT TRUSTS (REITS): 3.17%
   107,000  BOSTON PROPERTIES INCORPORATED                               8,072,080
   103,000  SIMON PROPERTY GROUP INCORPORATED                            8,641,700

                                                                        16,713,780
                                                                       -----------

RENTAL AUTO/EQUIPMENT: 0.55%
   292,000  HERTZ GLOBAL HOLDINGS INCORPORATED+~~                        2,917,080
                                                                       -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.74%
   257,000  AMERIPRISE FINANCIAL INCORPORATED                           11,657,520
    47,300  GOLDMAN SACHS GROUP INCORPORATED                             8,070,799

                                                                        19,728,319
                                                                       -----------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 2.61%
   535,500  ADVANCED MICRO DEVICES INCORPORATED+                         4,964,085
   848,000  MICRON TECHNOLOGY INCORPORATED+                              8,810,720

                                                                        13,774,805
                                                                       -----------

TOBACCO PRODUCTS: 0.58%
    56,400  REYNOLDS AMERICAN INCORPORATED                               3,044,472
                                                                       -----------

                                     Wells Fargo Advantage Master Portfolios 105

Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

SHARES      SECURITY NAME                                                 VALUE
TRANSPORTATION BY AIR: 0.36%
   210,900  AMR CORPORATION+                                           $  1,921,299
                                                                       ------------

TRANSPORTATION EQUIPMENT: 4.61%
    37,300  GENERAL DYNAMICS CORPORATION                                  2,879,560
   125,000  ITT CORPORATION                                               6,701,250
    64,500  LEAR CORPORATION+                                             5,118,075
   324,000  TEXTRON INCORPORATED~~                                        6,878,520
    95,900  TRW AUTOMOTIVE HOLDINGS CORPORATION+                          2,740,822

                                                                         24,318,227
                                                                       ------------

TOTAL COMMON STOCKS (COST $439,995,553)                                 521,493,210
                                                                       ------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 2.23%
COLLATERAL INVESTED IN OTHER ASSETS: 2.23%
$  514,533  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $514,533)       0.01%        04/01/2010      514,533
   154,075  CALCASIEU PARISH LA+/-ss                                                      0.40         12/01/2027      154,075
   211,853  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                   0.38         06/01/2028      211,853
 4,244,837  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE-BACKED
             SECURITIES (MATURITY VALUE $4,244,839)                                       0.02         04/01/2010    4,244,837
   101,978  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     0.25         10/01/2038      101,978
   308,150  COOK COUNTY IL+/-ss                                                           0.25         11/01/2030      308,150
   385,880  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $385,880)                         0.03         04/01/2010      385,880
   592,418  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $592,418)                         0.01         04/01/2010      592,418
 1,344,989  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00         08/05/2010      552,790
    63,556  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         0.33         11/01/2042       63,556
   192,593  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                       0.28         07/01/2029      192,593
    77,037  INDIANA MUNICIPAL POWER AGENCY+/-ss                                           0.30         01/01/2018       77,037
 2,572,625  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,572,626)                       0.01         04/01/2010    2,572,625
   115,556  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        0.30         04/15/2025      115,556
    77,037  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      0.34         01/01/2018       77,037
   225,142  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                      0.33         01/01/2034      225,142
   346,668  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                             0.34         07/01/2032      346,668
   115,556  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                             0.32         12/15/2040      115,557
 1,715,801  VFNC CORPORATION+/-(a)(i)++                                                   0.25         09/30/2010      926,533

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,513,254)                                                          11,778,818
                                                                                                                    ----------

SHARES                                                           YIELD
SHORT-TERM INVESTMENTS: 1.75%
MUTUAL FUNDS: 1.75%
 9,199,253  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)       0.09      9,199,253
                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,199,253)                              9,199,253
                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES (COST $460,708,060)*   102.93%            542,471,281

OTHER ASSETS AND LIABILITIES, NET                       (2.93)            (15,438,700)
                                                       ------            ------------

TOTAL NET ASSETS                                       100.00%           $527,032,581
                                                       ------            ------------

106 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

----------

+         Non-income earning securities.

~~        All or a portion of this security is on loan.

+/-       Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)       Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)       Rate shown is the 7-day annualized yield at period end.

(l)       Investment in an affiliate.

* Cost for federal income tax purposes is $464,188,373 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 86,853,004
Gross unrealized depreciation     (8,570,096)
                                ------------
Net unrealized appreciation     $ 78,282,908

The accompanying notes are an integral part of these financial statements.

                                    Wells Fargo Advantage Master Portfolios  107

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 99.10%

AEROSPACE, DEFENSE: 1.15%
     148,626    BOEING COMPANY                                                                                        $10,791,728
      24,575    GOODRICH CORPORATION                                                                                    1,733,029
      22,694    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                2,079,451
      61,918    LOCKHEED MARTIN CORPORATION                                                                             5,152,816
      74,429    RAYTHEON COMPANY                                                                                        4,251,384

                                                                                                                       24,008,408
                                                                                                                      -----------

APPAREL & ACCESSORY STORES: 0.63%
      17,274    ABERCROMBIE & FITCH COMPANY CLASS A                                                                       788,385
      93,477    GAP INCORPORATED                                                                                        2,160,253
      52,521    LIMITED BRANDS INCORPORATED                                                                             1,293,067
      76,565    NIKE INCORPORATED CLASS B                                                                               5,627,528
      11,232    POLO RALPH LAUREN CORPORATION                                                                             955,169
      25,474    URBAN OUTFITTERS INCORPORATED+                                                                            968,776
      17,370    VF CORPORATION                                                                                          1,392,206

                                                                                                                       13,185,384
                                                                                                                      -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.12%
      61,690    COACH INCORPORATED                                                                                      2,437,989
                                                                                                                      -----------

AUTO & TRUCKS: 0.40%
     661,332    FORD MOTOR COMPANY+                                                                                     8,312,943
                                                                                                                      -----------

AUTO PARTS & EQUIPMENT: 0.33%
      17,744    AUTONATION INCORPORATED+                                                                                  320,812
       5,830    AUTOZONE INCORPORATED+                                                                                  1,009,115
     131,890    JOHNSON CONTROLS INCORPORATED                                                                           4,351,051
      27,010    O'REILLY AUTOMOTIVE INCORPORATED+                                                                       1,126,587

                                                                                                                        6,807,565
                                                                                                                      -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
      10,487    RYDER SYSTEM INCORPORATED                                                                                 406,476
                                                                                                                      -----------

BIOPHARMACEUTICALS: 0.83%
      90,264    CELGENE CORPORATION+                                                                                    5,592,757
      14,712    CEPHALON INCORPORATED+                                                                                    997,179
      52,246    GENZYME CORPORATION+                                                                                    2,707,910
     177,371    GILEAD SCIENCES INCORPORATED+                                                                           8,066,833

                                                                                                                       17,364,679
                                                                                                                      -----------

BIOTECHNOLOGY: 0.78%
     192,278    AMGEN INCORPORATED+                                                                                    11,490,533
      52,934    BIOGEN IDEC INCORPORATED+                                                                               3,036,294
      35,503    LIFE TECHNOLOGIES CORPORATION+                                                                          1,855,742

                                                                                                                       16,382,569
                                                                                                                      -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.09%
      54,309    D.R. HORTON INCORPORATED                                                                                  684,293
      31,946    LENNAR CORPORATION                                                                                        549,791
      62,295    PULTE HOMES INCORPORATED+                                                                                 700,819

                                                                                                                        1,934,903
                                                                                                                      -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.97%
      25,762    FASTENAL COMPANY                                                                                        1,236,318
     333,862    HOME DEPOT INCORPORATED                                                                                10,800,436

108  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
     289,021    LOWE'S COMPANIES INCORPORATED                                                                         $ 7,005,869
      18,070    SHERWIN-WILLIAMS COMPANY                                                                                1,222,978

                                                                                                                       20,265,601
                                                                                                                      -----------

BUSINESS SERVICES: 1.32%
      45,103    AUTODESK INCORPORATED+                                                                                  1,326,930
      99,119    AUTOMATIC DATA PROCESSING INCORPORATED                                                                  4,407,822
      22,001    AVERY DENNISON CORPORATION                                                                                801,056
      77,598    CA INCORPORATED                                                                                         1,821,225
      36,092    CITRIX SYSTEMS INCORPORATED+                                                                            1,713,287
      58,423    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                     2,978,405
      30,161    COMPUTER SCIENCES CORPORATION+                                                                          1,643,473
      44,649    COMPUWARE CORPORATION+                                                                                    375,052
      24,810    EQUIFAX INCORPORATED                                                                                      888,198
      64,779    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                     1,518,420
      29,906    FISERV INCORPORATED+                                                                                    1,518,029
      95,396    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                              793,695
      35,580    IRON MOUNTAIN INCORPORATED                                                                                974,892
      24,661    MONSTER WORLDWIDE INCORPORATED+                                                                           409,619
      60,954    OMNICOM GROUP INCORPORATED                                                                              2,365,625
      29,179    ROBERT HALF INTERNATIONAL INCORPORATED~~                                                                  887,917
      21,580    SALESFORCE.COM INCORPORATED+                                                                            1,606,631
      38,724    TOTAL SYSTEM SERVICES INCORPORATED                                                                        606,418
      36,018    VERISIGN INCORPORATED+                                                                                    936,828

                                                                                                                       27,573,522
                                                                                                                      -----------

CASINO & GAMING: 0.10%
      58,240    INTERNATIONAL GAME TECHNOLOGY                                                                           1,074,528
      13,556    WYNN RESORTS LIMITED                                                                                    1,027,951

                                                                                                                        2,102,479
                                                                                                                      -----------

CHEMICALS & ALLIED PRODUCTS: 1.81%
      41,654    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   3,080,313
       9,537    CF INDUSTRIES HOLDINGS INCORPORATED                                                                       869,584
     225,851    DOW CHEMICAL COMPANY                                                                                    6,678,414
     177,461    E.I. DU PONT DE NEMOURS & COMPANY                                                                       6,608,648
      14,275    EASTMAN CHEMICAL COMPANY                                                                                  909,032
      46,388    ECOLAB INCORPORATED                                                                                     2,038,753
      14,238    FMC CORPORATION                                                                                           861,969
      15,519    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           739,791
     107,138    MONSANTO COMPANY                                                                                        7,651,796
      32,564    PPG INDUSTRIES INCORPORATED                                                                             2,129,686
      60,143    PRAXAIR INCORPORATED                                                                                    4,991,869
      23,909    SIGMA-ALDRICH CORPORATION                                                                               1,282,957

                                                                                                                       37,842,812
                                                                                                                      -----------

COAL MINING: 0.25%
      43,129    CONSOL ENERGY INCORPORATED                                                                              1,839,883
      18,661    MASSEY ENERGY COMPANY                                                                                     975,784
      52,768    PEABODY ENERGY CORPORATION                                                                              2,411,498

                                                                                                                        5,227,165
                                                                                                                      -----------

COMMERCIAL SERVICES: 0.14%
      63,153    PAYCHEX INCORPORATED                                                                                    1,938,797
      59,855    SAIC INCORPORATED+                                                                                      1,059,434

                                                                                                                        2,998,231
                                                                                                                      -----------

                                    Wells Fargo Advantage Master Portfolios  109

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
COMMUNICATIONS: 3.62%
   1,158,825    AT&T INCORPORATED                                                                                     $29,944,038
      58,818    CENTURYTEL INCORPORATED                                                                                 2,085,686
     557,135    COMCAST CORPORATION CLASS A                                                                            10,485,281
      51,247    METROPCS COMMUNICATIONS INCORPORATED+                                                                     362,829
     442,433    NEWS CORPORATION CLASS A                                                                                6,375,460
     292,150    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                         1,525,023
      17,586    SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                 779,939
     584,578    SPRINT NEXTEL CORPORATION+                                                                              2,221,396
      69,222    TIME WARNER CABLE INCORPORATED                                                                          3,690,225
     556,772    VERIZON COMMUNICATIONS INCORPORATED                                                                    17,271,067
      89,710    WINDSTREAM CORPORATION                                                                                    976,942

                                                                                                                       75,717,886
                                                                                                                      -----------
COMPUTER SOFTWARE & SERVICES: 0.05%
      33,787    AKAMAI TECHNOLOGIES INCORPORATED+                                                                       1,061,250
                                                                                                                      -----------

COMPUTER TECHNOLOGIES: 5.00%
     178,042    APPLE INCORPORATED+                                                                                    41,827,407
     338,073    DELL INCORPORATED+                                                                                      5,074,476
     462,205    HEWLETT-PACKARD COMPANY                                                                                24,566,196
     255,048    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            32,709,906
      15,334    LEXMARK INTERNATIONAL INCORPORATED+                                                                       553,251

                                                                                                                      104,731,236
                                                                                                                      -----------

CONGLOMERATES: 1.82%
   2,094,934    GENERAL ELECTRIC COMPANY                                                                               38,127,799
                                                                                                                      -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.04%
      41,243    QUANTA SERVICES INCORPORATED+                                                                             790,216
                                                                                                                      -----------

CONTAINER, PACKAGING: 0.06%
      33,103    OWENS-ILLINOIS INCORPORATED+                                                                            1,176,481
                                                                                                                      -----------

COSMETICS, PERSONAL CARE: 0.21%
      83,935    AVON PRODUCTS INCORPORATED                                                                              2,842,878
      23,206    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                             1,505,373

                                                                                                                        4,348,251
                                                                                                                      -----------

CRUDE PETROLEUM & NATURAL GAS: 0.12%
      34,250    NOBLE ENERGY INCORPORATED                                                                               2,500,250
                                                                                                                      -----------
DATA SERVICES: 0.11%
      67,667    NETAPP INCORPORATED+                                                                                    2,203,238
                                                                                                                      -----------
DEPARTMENT STORES: 0.28%
      46,333    JCPENNEY COMPANY INCORPORATED                                                                           1,490,533
      82,662    MACY'S INCORPORATED                                                                                     1,799,552
      32,454    NORDSTROM INCORPORATED                                                                                  1,325,746
      24,321    ROSS STORES INCORPORATED                                                                                1,300,444

                                                                                                                        5,916,275
                                                                                                                      -----------

DEPOSITORY INSTITUTIONS: 8.07%
   1,969,705    BANK OF AMERICA CORPORATION                                                                            35,159,234
     237,220    BANK OF NEW YORK MELLON CORPORATION                                                                     7,325,354
     135,609    BB&T CORPORATION                                                                                        4,392,376
   3,857,935    CITIGROUP INCORPORATED+                                                                                15,624,637
      34,169    COMERICA INCORPORATED                                                                                   1,299,789

110  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS (continued)
     156,105    FIFTH THIRD BANCORP                                                                                   $ 2,121,467
      44,221    FIRST HORIZON NATIONAL CORPORATION+                                                                       621,308
      93,035    HUDSON CITY BANCORP INCORPORATED                                                                        1,317,376
     140,655    HUNTINGTON BANCSHARES INCORPORATED                                                                        755,317
     780,069    JPMORGAN CHASE & COMPANY                                                                               34,908,088
     172,415    KEYCORP                                                                                                 1,336,216
      16,311    M&T BANK CORPORATION~~                                                                                  1,294,767
     103,408    MARSHALL & ILSLEY CORPORATION                                                                             832,434
      47,451    NORTHERN TRUST CORPORATION                                                                              2,622,142
     101,503    PNC FINANCIAL SERVICES GROUP INCORPORATED                                                               6,059,729
     234,166    REGIONS FINANCIAL CORPORATION                                                                           1,838,203
      97,264    STATE STREET CORPORATION                                                                                4,390,497
      98,043    SUNTRUST BANKS INCORPORATED                                                                             2,626,572
     375,673    US BANCORP                                                                                              9,722,417
   1,017,194    WELLS FARGO & COMPANY(l)                                                                               31,655,077
     134,056    WESTERN UNION COMPANY                                                                                   2,273,590
      29,530    ZIONS BANCORPORATION                                                                                      644,345

                                                                                                                      168,820,935
                                                                                                                      -----------

DIVERSIFIED FINANCIAL SERVICES: 0.02%
      36,061    JANUS CAPITAL GROUP INCORPORATED                                                                          515,312
                                                                                                                      -----------

DIVERSIFIED MANUFACTURING: 0.32%
     150,113    HONEYWELL INTERNATIONAL INCORPORATED                                                                    6,795,616
                                                                                                                      -----------

E-COMMERCE/SERVICES: 2.12%
      67,207    AMAZON.COM INCORPORATED+                                                                                9,122,006
     221,893    EBAY INCORPORATED+                                                                                      5,980,016
      47,448    GOOGLE INCORPORATED CLASS A+                                                                           26,903,490
       8,949    PRICELINE.COM INCORPORATED+                                                                             2,281,995

                                                                                                                       44,287,507
                                                                                                                      -----------

EATING & DRINKING PLACES: 0.90%
      27,453    DARDEN RESTAURANTS INCORPORATED                                                                         1,222,757
     211,256    MCDONALD'S CORPORATION                                                                                 14,095,000
      92,138    YUM! BRANDS INCORPORATED                                                                                3,531,650

                                                                                                                       18,849,407
                                                                                                                      -----------

EDUCATIONAL SERVICES: 0.11%
      25,240    APOLLO GROUP INCORPORATED CLASS A+                                                                      1,546,960
      12,156    DEVRY INCORPORATED                                                                                        792,571

                                                                                                                        2,339,531
                                                                                                                      -----------

ELECTRIC, GAS & SANITARY SERVICES: 4.21%
     131,248    AES CORPORATION+                                                                                        1,443,728
      33,293    ALLEGHENY ENERGY INCORPORATED                                                                             765,739
      46,517    AMEREN CORPORATION                                                                                      1,213,163
      93,862    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            3,208,203
      77,107    CENTERPOINT ENERGY INCORPORATED                                                                         1,107,257
      45,114    CMS ENERGY CORPORATION                                                                                    697,462
      55,241    CONSOLIDATED EDISON INCORPORATED                                                                        2,460,434
      39,482    CONSTELLATION ENERGY GROUP INCORPORATED                                                                 1,386,213
     117,826    DOMINION RESOURCES INCORPORATED                                                                         4,843,827
      32,382    DTE ENERGY COMPANY                                                                                      1,444,237
     257,073    DUKE ENERGY CORPORATION                                                                                 4,195,431
      63,970    EDISON INTERNATIONAL                                                                                    2,185,855

                                    Wells Fargo Advantage Master Portfolios  111

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     137,698    EL PASO CORPORATION                                                                                   $ 1,492,646
     147,736    EMERSON ELECTRIC COMPANY                                                                                7,437,030
      37,147    ENTERGY CORPORATION                                                                                     3,021,908
     129,565    EXELON CORPORATION                                                                                      5,676,243
      59,851    FIRSTENERGY CORPORATION                                                                                 2,339,576
      81,157    FPL GROUP INCORPORATED                                                                                  3,922,318
      15,024    INTEGRYS ENERGY GROUP INCORPORATED                                                                        711,837
       8,880    NICOR INCORPORATED                                                                                        372,250
      54,346    NISOURCE INCORPORATED                                                                                     858,667
      34,450    NORTHEAST UTILITIES                                                                                       952,198
      51,421    NRG ENERGY INCORPORATED+                                                                                1,074,699
      20,712    ONEOK INCORPORATED                                                                                        945,503
      43,658    PEPCO HOLDINGS INCORPORATED                                                                               748,735
      72,908    PG&E CORPORATION                                                                                        3,092,757
      19,917    PINNACLE WEST CAPITAL CORPORATION                                                                         751,468
      74,034    PPL CORPORATION                                                                                         2,051,482
      55,883    PROGRESS ENERGY INCORPORATED                                                                            2,199,555
      99,339    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            2,932,487
      34,290    QUESTAR CORPORATION                                                                                     1,481,328
      63,582    REPUBLIC SERVICES INCORPORATED                                                                          1,845,150
      21,890    SCANA CORPORATION                                                                                         822,845
      48,497    SEMPRA ENERGY                                                                                           2,420,000
     127,128    SPECTRA ENERGY CORPORATION                                                                              2,864,194
      16,646    STERICYCLE INCORPORATED+                                                                                  907,207
      41,971    TECO ENERGY INCORPORATED                                                                                  666,919
     161,073    THE SOUTHERN COMPANY                                                                                    5,341,181
      95,221    WASTE MANAGEMENT INCORPORATED                                                                           3,278,459
      22,952    WISCONSIN ENERGY CORPORATION                                                                            1,134,058
      89,658    XCEL ENERGY INCORPORATED                                                                                1,900,750

                                                                                                                       88,194,999
                                                                                                                      -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.21%
      58,389    ALTERA CORPORATION                                                                                      1,419,437
      34,012    AMPHENOL CORPORATION CLASS A                                                                            1,434,966
      58,449    ANALOG DEVICES INCORPORATED                                                                             1,684,500
       9,538    FIRST SOLAR INCORPORATED+~~                                                                             1,169,836
      13,633    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              637,752
      25,682    HARRIS CORPORATION                                                                                      1,219,638
      37,911    JABIL CIRCUIT INCORPORATED                                                                                613,779
      43,884    JDS UNIPHASE CORPORATION+                                                                                 549,867
      33,785    KLA-TENCOR CORPORATION                                                                                  1,044,632
      43,884    LINEAR TECHNOLOGY CORPORATION                                                                           1,241,040
     128,906    LSI LOGIC CORPORATION+                                                                                    788,905
      44,642    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   684,362
      26,617    MOLEX INCORPORATED                                                                                        555,231
      46,692    NATIONAL SEMICONDUCTOR CORPORATION                                                                        674,699
      18,824    NOVELLUS SYSTEMS INCORPORATED+                                                                            470,600
      30,868    ROCKWELL COLLINS INCORPORATED                                                                           1,932,028
      75,466    TELLABS INCORPORATED                                                                                      571,278
     243,835    TEXAS INSTRUMENTS INCORPORATED                                                                          5,966,642
      14,687    WHIRLPOOL CORPORATION                                                                                   1,281,441
      54,317    XILINX INCORPORATED                                                                                     1,385,084

                                                                                                                       25,325,717
                                                                                                                      -----------

112  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.19%
      35,105    FLUOR CORPORATION                                                                                     $ 1,632,734
      24,460    JACOBS ENGINEERING GROUP INCORPORATED+                                                                  1,105,347
      38,606    MOODY'S CORPORATION~~                                                                                   1,148,529

                                                                                                                        3,886,610
                                                                                                                      -----------

ENTERTAINMENT PRODUCTION: 0.09%
      55,670    DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                                          1,881,089
                                                                                                                      -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.24%
      18,472    BALL CORPORATION                                                                                          986,035
      75,955    ILLINOIS TOOL WORKS INCORPORATED                                                                        3,597,229
      11,340    SNAP-ON INCORPORATED                                                                                      491,476

                                                                                                                        5,074,740
                                                                                                                      -----------

FOOD & KINDRED PRODUCTS: 4.43%
     126,167    ARCHER DANIELS MIDLAND COMPANY                                                                          3,646,226
      37,031    CAMPBELL SOUP COMPANY                                                                                   1,309,046
      62,742    COCA-COLA ENTERPRISES INCORPORATED                                                                      1,735,444
      87,059    CONAGRA FOODS INCORPORATED                                                                              2,182,569
      39,216    CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                644,711
      35,597    DEAN FOODS COMPANY+                                                                                       558,517
      49,893    DR PEPPER SNAPPLE GROUP INCORPORATED                                                                    1,754,737
      64,701    GENERAL MILLS INCORPORATED                                                                              4,580,184
      62,090    H.J. HEINZ COMPANY                                                                                      2,831,925
      13,645    HORMEL FOODS CORPORATION                                                                                  573,226
      23,370    JM SMUCKER COMPANY                                                                                      1,408,276
      50,063    KELLOGG COMPANY                                                                                         2,674,866
     340,970    KRAFT FOODS INCORPORATED CLASS A                                                                       10,310,933
      25,943    MCCORMICK & COMPANY INCORPORATED                                                                          995,173
      40,151    MEAD JOHNSON & COMPANY                                                                                  2,089,057
      31,106    MOLSON COORS BREWING COMPANY                                                                            1,308,318
     320,865    PEPSICO INCORPORATED                                                                                   21,228,428
     136,914    SARA LEE CORPORATION                                                                                    1,907,212
     116,342    SYSCO CORPORATION                                                                                       3,432,089
     452,592    THE COCA-COLA COMPANY                                                                                  24,892,560
      32,668    THE HERSHEY COMPANY                                                                                     1,398,517
      59,892    TYSON FOODS INCORPORATED CLASS A                                                                        1,146,932

                                                                                                                       92,608,946
                                                                                                                      -----------

FOOD STORES: 0.48%
     127,600    KROGER COMPANY                                                                                          2,763,816
      76,337    SAFEWAY INCORPORATED                                                                                    1,897,738
     145,960    STARBUCKS CORPORATION                                                                                   3,542,449
      41,625    SUPERVALU INCORPORATED                                                                                    694,305
      33,447    WHOLE FOODS MARKET INCORPORATED+                                                                        1,209,109

                                                                                                                       10,107,417
                                                                                                                      -----------

FORESTRY: 0.09%
      41,498    WEYERHAEUSER COMPANY                                                                                    1,878,614
                                                                                                                      -----------

FURNITURE & FIXTURES: 0.08%
      29,148    LEGGETT & PLATT INCORPORATED                                                                              630,763
      70,443    MASCO CORPORATION                                                                                       1,093,275

                                                                                                                        1,724,038
                                                                                                                      -----------

                                    Wells Fargo Advantage Master Portfolios  113

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
GENERAL MERCHANDISE STORES: 1.93%
      16,230    BIG LOTS INCORPORATED+                                                                                $   591,097
      27,169    FAMILY DOLLAR STORES INCORPORATED                                                                         994,657
      60,198    KOHL'S CORPORATION+                                                                                     3,297,646
       9,530    SEARS HOLDINGS CORPORATION+~~                                                                           1,033,338
     147,710    TARGET CORPORATION                                                                                      7,769,546
      82,406    TJX COMPANIES INCORPORATED                                                                              3,503,903
     418,934    WAL-MART STORES INCORPORATED                                                                           23,292,730

                                                                                                                       40,482,917
                                                                                                                      -----------

HEALTH CARE: 0.09%
      32,170    HOSPIRA INCORPORATED+                                                                                   1,822,431
                                                                                                                      -----------
HEALTH SERVICES: 1.18%
      55,443    AMERISOURCEBERGEN CORPORATION                                                                           1,603,412
      70,969    CARDINAL HEALTH INCORPORATED                                                                            2,557,013
      29,061    COVENTRY HEALTH CARE INCORPORATED+                                                                        718,388
      20,262    DAVITA INCORPORATED+                                                                                    1,284,611
      54,052    EXPRESS SCRIPTS INCORPORATED+                                                                           5,500,332
      33,422    HUMANA INCORPORATED+                                                                                    1,563,147
      20,557    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                             1,556,370
      52,893    MCKESSON CORPORATION                                                                                    3,476,128
      91,114    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    5,882,320
      85,022    TENET HEALTHCARE CORPORATION+                                                                             486,326

                                                                                                                       24,628,047
                                                                                                                      -----------

HOLDING & OTHER INVESTMENT OFFICES: 1.39%
      16,010    AVALONBAY COMMUNITIES INCORPORATED                                                                      1,382,464
     324,925    BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                               26,406,655
      31,967    PLUM CREEK TIMBER COMPANY                                                                               1,243,836

                                                                                                                       29,032,955
                                                                                                                      -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.11%
      51,442    BED BATH & BEYOND INCORPORATED+                                                                         2,251,102
                                                                                                                      -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.20%
      49,979    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             1,575,338
      36,679    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                        1,710,709
      35,110    WYNDHAM WORLDWIDE CORPORATION                                                                             903,380

                                                                                                                        4,189,427
                                                                                                                      -----------

HOUSEHOLD PRODUCTS, WARE: 2.31%
      27,535    CLOROX COMPANY                                                                                          1,766,095
      96,943    COLGATE-PALMOLIVE COMPANY                                                                               8,265,360
      29,839    FORTUNE BRANDS INCORPORATED                                                                             1,447,490
      54,543    NEWELL RUBBERMAID INCORPORATED                                                                            829,054
     570,293    PROCTER & GAMBLE COMPANY                                                                               36,082,438

                                                                                                                       48,390,437
                                                                                                                      -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.52%
     139,743    3M COMPANY                                                                                             11,678,323
     263,711    APPLIED MATERIALS INCORPORATED                                                                          3,554,824
      61,240    BAKER HUGHES INCORPORATED                                                                               2,868,482
      47,997    CAMERON INTERNATIONAL CORPORATION+                                                                      2,057,151
     122,659    CATERPILLAR INCORPORATED                                                                                7,709,118
      39,535    CUMMINS INCORPORATED                                                                                    2,449,193
      83,250    DEERE & COMPANY                                                                                         4,950,045

114  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      36,580    DOVER CORPORATION                                                                                     $ 1,710,115
      32,474    EATON CORPORATION                                                                                       2,460,555
      10,965    FLOWSERVE CORPORATION                                                                                   1,209,111
      23,950    FMC TECHNOLOGIES INCORPORATED+                                                                          1,547,889
      23,043    PALL CORPORATION                                                                                          933,011
      31,571    PARKER HANNIFIN CORPORATION                                                                             2,043,907
      40,731    PITNEY BOWES INCORPORATED                                                                                 995,873
      48,773    SMITH INTERNATIONAL INCORPORATED                                                                        2,088,460
      30,906    STANLEY BLACK & DECKER INCORPORATED                                                                     1,774,313
      32,733    TERADATA CORPORATION+                                                                                     945,656
      44,892    WESTERN DIGITAL CORPORATION+                                                                            1,750,339

                                                                                                                       52,726,365
                                                                                                                      -----------

INFORMATION & BUSINESS SERVICES: 0.18%
     233,680    YAHOO! INCORPORATED+                                                                                    3,862,730
                                                                                                                      -----------

INSURANCE CARRIERS: 3.48%
      84,623    AETNA INCORPORATED                                                                                      2,971,114
      92,110    AFLAC INCORPORATED                                                                                      5,000,652
     105,351    ALLSTATE CORPORATION                                                                                    3,403,891
      26,491    AMERICAN INTERNATIONAL GROUP INCORPORATED+~~                                                              904,403
      52,394    AON CORPORATION                                                                                         2,237,748
      22,871    ASSURANT INCORPORATED                                                                                     786,305
      64,513    CHUBB CORPORATION                                                                                       3,344,999
      53,987    CIGNA CORPORATION                                                                                       1,974,844
      31,989    CINCINNATI FINANCIAL CORPORATION                                                                          924,482
      96,025    GENWORTH FINANCIAL INCORPORATED+                                                                        1,761,099
      87,121    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          2,475,979
      37,258    LEUCADIA NATIONAL CORPORATION+                                                                            924,371
      59,346    LINCOLN NATIONAL CORPORATION                                                                            1,821,922
      69,670    LOEWS CORPORATION                                                                                       2,597,298
     104,490    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 2,551,646
     160,827    METLIFE INCORPORATED                                                                                    6,970,242
      62,724    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  1,832,168
      91,299    PRUDENTIAL FINANCIAL INCORPORATED                                                                       5,523,590
     131,855    THE PROGRESSIVE CORPORATION                                                                             2,517,112
     100,836    THE TRAVELERS COMPANIES INCORPORATED                                                                    5,439,094
      16,266    TORCHMARK CORPORATION                                                                                     870,394
     227,272    UNITEDHEALTH GROUP INCORPORATED                                                                         7,424,976
      65,259    UNUMPROVIDENT CORPORATION                                                                               1,616,465
      87,162    WELLPOINT INCORPORATED+                                                                                 5,611,490
      67,168    XL CAPITAL LIMITED CLASS A                                                                              1,269,475

                                                                                                                       72,755,759
                                                                                                                      -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.38%
      68,490    AGILENT TECHNOLOGIES INCORPORATED+                                                                      2,355,371
      46,277    BECTON DICKINSON & COMPANY                                                                              3,643,388
     296,745    BOSTON SCIENTIFIC CORPORATION+                                                                          2,142,499
      18,781    C.R. BARD INCORPORATED                                                                                  1,626,810
      34,909    CAREFUSION CORPORATION+                                                                                   922,645
      51,445    DANAHER CORPORATION                                                                                     4,110,970
      28,896    DENTSPLY INTERNATIONAL INCORPORATED                                                                     1,007,026
      52,746    EASTMAN KODAK COMPANY                                                                                     305,399
      30,015    FLIR SYSTEMS INCORPORATED+                                                                                846,423
      11,000    MILLIPORE CORPORATION+                                                                                  1,161,600
      23,084    PERKINELMER INCORPORATED                                                                                  551,708

                                    Wells Fargo Advantage Master Portfolios  115

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      29,508    QUEST DIAGNOSTICS INCORPORATED                                                                        $ 1,720,021
      28,029    ROCKWELL AUTOMATION INCORPORATED                                                                        1,579,714
      18,394    ROPER INDUSTRIES INCORPORATED                                                                           1,063,909
      34,799    TERADYNE INCORPORATED+                                                                                    388,705
      80,394    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                  4,135,467
      18,374    WATERS CORPORATION+                                                                                     1,240,980

                                                                                                                       28,802,635
                                                                                                                      -----------

MEDIA-COMMUNICATION: 0.58%
     132,931    CBS CORPORATION CLASS B                                                                                 1,853,058
     183,607    DIRECTV+                                                                                                6,207,753
     119,245    VIACOM INCORPORATED CLASS B+                                                                            4,099,643

                                                                                                                       12,160,454
                                                                                                                      -----------

MEDICAL EQUIPMENT & SUPPLIES: 0.78%
       7,644    INTUITIVE SURGICAL INCORPORATED+                                                                        2,661,106
     216,889    MEDTRONIC INCORPORATED                                                                                  9,766,512
      63,895    ST. JUDE MEDICAL INCORPORATED+                                                                          2,622,890
      24,333    VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                    1,346,345

                                                                                                                       16,396,853
                                                                                                                      -----------

MEDICAL PRODUCTS: 0.79%
      60,377    ALLERGAN INCORPORATED                                                                                   3,943,826
     118,329    BAXTER INTERNATIONAL INCORPORATED                                                                       6,886,748
      55,489    STRYKER CORPORATION                                                                                     3,175,081
      41,816    ZIMMER HOLDINGS INCORPORATED+                                                                           2,475,507

                                                                                                                       16,481,162
                                                                                                                      -----------

METAL MINING: 0.66%
      26,550    CLIFFS NATURAL RESOURCES INCORPORATED                                                                   1,883,723
      84,538    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     7,062,305
      96,401    NEWMONT MINING CORPORATION                                                                              4,909,703

                                                                                                                       13,855,731
                                                                                                                      -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
      24,804    VULCAN MATERIALS COMPANY~~                                                                              1,171,741
                                                                                                                      -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.12%
      24,097    HASBRO INCORPORATED                                                                                       922,433
      71,401    MATTEL INCORPORATED                                                                                     1,623,659

                                                                                                                        2,546,092
                                                                                                                      -----------

MISCELLANEOUS RETAIL: 1.31%
      86,259    COSTCO WHOLESALE CORPORATION                                                                            5,150,525
     273,016    CVS CAREMARK CORPORATION                                                                                9,981,465
      32,350    GAMESTOP CORPORATION CLASS A+                                                                             708,789
      53,942    OFFICE DEPOT INCORPORATED+                                                                                430,457
      24,589    RADIOSHACK CORPORATION                                                                                    556,449
     143,133    STAPLES INCORPORATED                                                                                    3,347,881
     193,431    WALGREEN COMPANY                                                                                        7,174,356

                                                                                                                       27,349,922
                                                                                                                      -----------

MISCELLANEOUS SERVICES: 0.04%
      10,013    DUN & BRADSTREET CORPORATION                                                                              745,167
                                                                                                                      -----------

116  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
MOTION PICTURES: 0.97%
     225,838    TIME WARNER INCORPORATED                                                                              $ 7,061,954
     380,808    WALT DISNEY COMPANY                                                                                    13,294,007

                                                                                                                       20,355,961
                                                                                                                      -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.87%
      61,438    FEDEX CORPORATION                                                                                       5,738,309
     194,938    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             12,555,957

                                                                                                                       18,294,266
                                                                                                                      -----------

NETWORKING: 1.68%
      84,657    BROADCOM CORPORATION CLASS A                                                                            2,808,919
   1,124,183    CISCO SYSTEMS INCORPORATED+                                                                            29,262,483
     103,165    JUNIPER NETWORKS INCORPORATED+                                                                          3,165,102

                                                                                                                       35,236,504
                                                                                                                      -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.44%
     234,967    AMERICAN EXPRESS COMPANY                                                                                9,694,738
      89,393    CAPITAL ONE FINANCIAL CORPORATION                                                                       3,701,764
     106,733    DISCOVER FINANCIAL SERVICES                                                                             1,590,322
      18,949    MASTERCARD INCORPORATED                                                                                 4,813,046
      72,900    PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                  1,140,156
      95,208    SLM CORPORATION+                                                                                        1,192,004
      87,645    VISA INCORPORATED CLASS A                                                                               7,978,324

                                                                                                                       30,110,354
                                                                                                                      -----------

OFFICE EQUIPMENT: 0.12%
     265,441    XEROX CORPORATION                                                                                       2,588,050
                                                                                                                      -----------

OIL & GAS EXTRACTION: 3.52%
      96,710    ANADARKO PETROLEUM CORPORATION                                                                          7,043,389
      66,078    APACHE CORPORATION                                                                                      6,706,917
      57,624    BJ SERVICES COMPANY                                                                                     1,233,154
      20,351    CABOT OIL & GAS CORPORATION                                                                               748,917
     127,987    CHESAPEAKE ENERGY CORPORATION                                                                           3,025,613
      77,642    DENBURY RESOURCES INCORPORATED+                                                                         1,309,821
      87,725    DEVON ENERGY CORPORATION                                                                                5,652,122
      13,646    DIAMOND OFFSHORE DRILLING INCORPORATED                                                                  1,211,901
      49,591    EOG RESOURCES INCORPORATED                                                                              4,608,988
      28,241    EQT CORPORATION                                                                                         1,157,881
      55,892    NABORS INDUSTRIES LIMITED+                                                                              1,097,160
     159,421    OCCIDENTAL PETROLEUM CORPORATION                                                                       13,477,451
      22,687    PIONEER NATURAL RESOURCES COMPANY                                                                       1,277,732
      31,246    RANGE RESOURCES CORPORATION                                                                             1,464,500
      22,350    ROWAN COMPANIES INCORPORATED+                                                                             650,609
     234,940    SCHLUMBERGER LIMITED                                                                                   14,909,292
      67,951    SOUTHWESTERN ENERGY COMPANY+                                                                            2,766,965
     114,535    XTO ENERGY INCORPORATED                                                                                 5,403,761

                                                                                                                       73,746,173
                                                                                                                      -----------

OIL & OIL SERVICES: 0.29%
     177,707    HALLIBURTON COMPANY                                                                                     5,354,312
      20,756    HELMERICH & PAYNE INCORPORATED                                                                            790,388

                                                                                                                        6,144,700
                                                                                                                      -----------

                                    Wells Fargo Advantage Master Portfolios  117

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                           VALUE
OIL FIELD EQUIPMENT & SERVICES: 0.16%
      82,159    NATIONAL OILWELL VARCO INCORPORATED                                                                  $  3,334,012
                                                                                                                     ------------

PAPER & ALLIED PRODUCTS: 0.20%
      21,403    BEMIS COMPANY INCORPORATED                                                                                614,694
      85,034    INTERNATIONAL PAPER COMPANY                                                                             2,092,687
      33,628    MEADWESTVACO CORPORATION                                                                                  859,195
      25,983    PACTIV CORPORATION+                                                                                       654,252

                                                                                                                        4,220,828
                                                                                                                     ------------

PERSONAL SERVICES: 0.09%
      25,812    CINTAS CORPORATION                                                                                        725,059
      65,880    H&R BLOCK INCORPORATED                                                                                  1,172,664

                                                                                                                        1,897,723
                                                                                                                     ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 5.75%
     394,324    CHEVRON CORPORATION                                                                                    29,901,589
     291,928    CONOCOPHILLIPS                                                                                         14,937,956
     926,984    EXXON MOBIL CORPORATION                                                                                62,089,388
      57,181    HESS CORPORATION                                                                                        3,576,672
     138,995    MARATHON OIL CORPORATION                                                                                4,397,802
      37,528    MURPHY OIL CORPORATION                                                                                  2,108,698
      22,961    SUNOCO INCORPORATED                                                                                       682,171
      27,600    TESORO PETROLEUM CORPORATION                                                                              383,640
     110,895    VALERO ENERGY CORPORATION                                                                               2,184,632

                                                                                                                      120,262,548
                                                                                                                     ------------

PHARMACEUTICALS: 5.84%
     304,849    ABBOTT LABORATORIES                                                                                    16,059,445
     336,558    BRISTOL-MYERS SQUIBB COMPANY                                                                            8,986,099
     199,241    ELI LILLY & COMPANY                                                                                     7,216,509
      59,368    FOREST LABORATORIES INCORPORATED+                                                                       1,861,780
     540,319    JOHNSON & JOHNSON                                                                                      35,228,799
      48,785    KING PHARMACEUTICALS INCORPORATED+                                                                        573,712
     611,667    MERCK & COMPANY INCORPORATED                                                                           22,845,762
      60,213    MYLAN LABORATORIES INCORPORATED+~~                                                                      1,367,437
   1,584,553    PFIZER INCORPORATED                                                                                    27,175,084
      20,924    WATSON PHARMACEUTICALS INCORPORATED+                                                                      873,995

                                                                                                                      122,188,622
                                                                                                                     ------------

PIPELINES: 0.13%
     114,584    THE WILLIAMS COMPANIES INCORPORATED                                                                     2,646,890
                                                                                                                     ------------

PRIMARY METAL INDUSTRIES: 0.61%
      21,571    AK STEEL HOLDING CORPORATION                                                                              493,113
     200,323    ALCOA INCORPORATED                                                                                      2,852,600
      19,280    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                     1,040,927
      61,831    NUCOR CORPORATION                                                                                       2,805,891
      27,817    PRECISION CASTPARTS CORPORATION                                                                         3,524,692
      16,577    TITANIUM METALS CORPORATION+                                                                              275,012
      28,149    UNITED STATES STEEL CORPORATION~~                                                                       1,788,024

                                                                                                                       12,780,259
                                                                                                                     ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.23%
      46,603    GANNETT COMPANY INCORPORATED                                                                              769,882
      61,983    MCGRAW-HILL COMPANIES INCORPORATED                                                                      2,209,694

118  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments -- March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
       7,208    MEREDITH CORPORATION                                                                                  $   248,027
      22,842    NEW YORK TIMES COMPANY CLASS A+                                                                           254,231
      40,343    RR DONNELLEY & SONS COMPANY                                                                               861,323
       1,199    WASHINGTON POST COMPANY CLASS B                                                                           532,572

                                                                                                                        4,875,729
                                                                                                                      -----------

RAILROAD TRANSPORTATION: 0.73%
      76,580    CSX CORPORATION                                                                                         3,897,922
      72,578    NORFOLK SOUTHERN CORPORATION                                                                            4,056,384
      99,208    UNION PACIFIC CORPORATION                                                                               7,271,946

                                                                                                                       15,226,252
                                                                                                                      -----------

REAL ESTATE INVESTMENT TRUSTS (REITS): 1.14%
      23,000    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         423,430
      27,284    BOSTON PROPERTIES INCORPORATED                                                                          2,058,305
      53,076    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              841,255
      55,345    EQUITY RESIDENTIAL                                                                                      2,166,757
      57,693    HCP INCORPORATED                                                                                        1,903,869
      24,284    HEALTH CARE REIT INCORPORATED                                                                           1,098,365
     128,247    HOST HOTELS & RESORTS INCORPORATED                                                                      1,878,819
      79,625    KIMCO REALTY CORPORATION                                                                                1,245,335
      93,106    PROLOGIS                                                                                                1,228,999
      26,639    PUBLIC STORAGE INCORPORATED                                                                             2,450,522
      56,936    SIMON PROPERTY GROUP INCORPORATED                                                                       4,776,930
      30,767    VENTAS INCORPORATED                                                                                     1,460,817
      30,954    VORNADO REALTY TRUST                                                                                    2,343,218

                                                                                                                       23,876,621
                                                                                                                      -----------

RETAIL: 0.19%
      67,303    BEST BUY COMPANY INCORPORATED                                                                           2,863,070
      24,434    TIFFANY & COMPANY                                                                                       1,160,371

                                                                                                                        4,023,441
                                                                                                                      -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.06%
      31,206    SEALED AIR CORPORATION                                                                                    657,822
      47,556    THE GOODYEAR TIRE & RUBBER COMPANY+                                                                       601,108

                                                                                                                        1,258,930
                                                                                                                      -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.35%
      50,165    AMERIPRISE FINANCIAL INCORPORATED                                                                       2,275,484
     191,947    CHARLES SCHWAB CORPORATION                                                                              3,587,489
      13,085    CME GROUP INCORPORATED                                                                                  4,136,299
     312,563    E*TRADE FINANCIAL CORPORATION+                                                                            515,729
      17,386    FEDERATED INVESTORS INCORPORATED CLASS B                                                                  458,643
      29,126    FRANKLIN RESOURCES INCORPORATED                                                                         3,230,073
     103,325    GOLDMAN SACHS GROUP INCORPORATED                                                                       17,630,345
      14,452    INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                 1,621,225
      84,187    INVESCO LIMITED                                                                                         1,844,537
      31,921    LEGG MASON INCORPORATED                                                                                   915,175
     274,503    MORGAN STANLEY                                                                                          8,040,193
      29,059    NASDAQ STOCK MARKET INCORPORATED+                                                                         613,726
      51,245    NYSE EURONEXT INCORPORATED                                                                              1,517,364
      50,851    T. ROWE PRICE GROUP INCORPORATED                                                                        2,793,245

                                                                                                                       49,179,527
                                                                                                                      -----------

                                    Wells Fargo Advantage Master Portfolios  119

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.87%
     110,852    ADVANCED MICRO DEVICES INCORPORATED+                                                                  $ 1,027,598
     403,036    EMC CORPORATION+                                                                                        7,270,769
   1,084,593    INTEL CORPORATION                                                                                      24,143,040
      36,173    MICROCHIP TECHNOLOGY INCORPORATED                                                                       1,018,632
     167,020    MICRON TECHNOLOGY INCORPORATED+                                                                         1,735,338
     108,950    NVIDIA CORPORATION+                                                                                     1,893,551
      22,364    QLOGIC CORPORATION+                                                                                       453,989
      44,906    SANDISK CORPORATION+                                                                                    1,555,095

                                                                                                                       39,098,012
                                                                                                                      -----------

SOFTWARE: 3.69%
     102,906    ADOBE SYSTEMS INCORPORATED+                                                                             3,639,785
      35,856    BMC SOFTWARE INCORPORATED+                                                                              1,362,528
      64,133    ELECTRONIC ARTS INCORPORATED+                                                                           1,196,722
      61,635    INTUIT INCORPORATED+                                                                                    2,116,546
      31,158    MCAFEE INCORPORATED+                                                                                    1,250,371
   1,498,149    MICROSOFT CORPORATION                                                                                  43,850,821
      68,382    NOVELL INCORPORATED+                                                                                      409,608
     767,452    ORACLE CORPORATION                                                                                     19,715,842
      37,051    RED HAT INCORPORATED+                                                                                   1,084,483
     158,298    SYMANTEC CORPORATION+                                                                                   2,678,402

                                                                                                                       77,305,108
                                                                                                                      -----------

TELECOMMUNICATIONS: 1.00%
      79,060    AMERICAN TOWER CORPORATION CLASS A+                                                                     3,368,747
      61,323    FRONTIER COMMUNICATIONS CORPORATION                                                                       456,243
     454,115    MOTOROLA INCORPORATED+                                                                                  3,187,887
     329,972    QUALCOMM INCORPORATED                                                                                  13,855,524

                                                                                                                       20,868,401
                                                                                                                      -----------

TELECOMMUNICATIONS EQUIPMENT: 0.30%
     306,074    CORNING INCORPORATED                                                                                    6,185,756
                                                                                                                      -----------

TOBACCO PRODUCTS: 1.52%
     408,496    ALTRIA GROUP INCORPORATED                                                                               8,382,338
      30,395    LORILLARD INCORPORATED                                                                                  2,286,920
     369,312    PHILIP MORRIS INTERNATIONAL                                                                            19,263,314
      33,188    REYNOLDS AMERICAN INCORPORATED                                                                          1,791,488

                                                                                                                       31,724,060
                                                                                                                      -----------

TRANSPORTATION BY AIR: 0.09%
     145,934    SOUTHWEST AIRLINES COMPANY                                                                              1,929,247
                                                                                                                      -----------

TRANSPORTATION EQUIPMENT: 1.53%
      75,734    GENERAL DYNAMICS CORPORATION                                                                            5,846,665
      31,160    GENUINE PARTS COMPANY                                                                                   1,316,198
      46,003    HARLEY-DAVIDSON INCORPORATED                                                                            1,291,304
      35,910    ITT CORPORATION                                                                                         1,925,135
      59,446    NORTHROP GRUMMAN CORPORATION                                                                            3,897,874
      71,506    PACCAR INCORPORATED                                                                                     3,099,070
      53,526    TEXTRON INCORPORATED                                                                                    1,136,357
     183,857    UNITED TECHNOLOGIES CORPORATION                                                                        13,533,714

                                                                                                                       32,046,317
                                                                                                                      -----------

120  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
TRANSPORTATION SERVICES: 0.16%
      32,704    C.H. ROBINSON WORLDWIDE INCORPORATED                                                               $    1,826,518
      41,648    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                     1,537,644

                                                                                                                        3,364,162
                                                                                                                   --------------

TRAVEL & RECREATION: 0.21%
      85,217    CARNIVAL CORPORATION                                                                                    3,313,237
      41,515    EXPEDIA INCORPORATED                                                                                    1,036,214

                                                                                                                        4,349,451
                                                                                                                   --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.11%
      16,243    AIRGAS INCORPORATED                                                                                     1,033,380
      21,341    BROWN-FORMAN CORPORATION CLASS B                                                                        1,268,722

                                                                                                                        2,302,102
                                                                                                                   --------------

WHOLESALE TRADE-DURABLE GOODS: 0.33%
      81,738    KIMBERLY-CLARK CORPORATION                                                                              5,139,684
      18,317    PATTERSON COMPANIES INCORPORATED                                                                          568,743
      12,087    W.W. GRAINGER INCORPORATED                                                                              1,306,846

                                                                                                                        7,015,273
                                                                                                                   --------------

TOTAL COMMON STOCKS (COST $1,980,313,596)                                                                           2,073,801,292
                                                                                                                   --------------

   PRINCIPAL                                                                     INTEREST RATE    MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 0.66%

COLLATERAL INVESTED IN OTHER ASSETS: 0.66%
$    379,141    BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
                (MATURITY VALUE $379,141)                                             0.01%         04/01/2010            379,141
     113,532    CALCASIEU PARISH LA+/-ss                                              0.40          12/01/2027            113,532
     156,107    CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY+/-ss                                                        0.38          06/01/2028            156,107
   3,127,873    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY  VALUE $3,127,875)               0.02          04/01/2010          3,127,873
      75,144    COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             0.25          10/01/2038             75,144
     227,065    COOK COUNTY IL+/-ss                                                   0.25          11/01/2030            227,065
     284,342    DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY  MORTGAGE-BACKED SECURITIES (MATURITY
                VALUE $284,342)                                                       0.03          04/01/2010            284,342
     436,532    GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $436,532)                  0.01          04/01/2010            436,532
   5,638,299    GRYPHON FUNDING LIMITED(a)(i)                                         0.00          08/05/2010          2,317,341
      46,832    HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.33          11/01/2042             46,832
     141,915    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss               0.28          07/01/2029            141,915
      56,766    INDIANA MUNICIPAL POWER AGENCY+/-ss                                   0.30          01/01/2018             56,766
   1,895,678    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,895,679)                0.01          04/01/2010          1,895,678
      85,149    KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                0.30          04/15/2025             85,149
      56,766    NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              0.34          01/01/2018             56,766
     165,899    NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.33          01/01/2034            165,899
     255,448    TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.34          07/01/2032            255,448
      85,149    VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.32          12/15/2040             85,151
   7,192,773    VFNC CORPORATION+/-(a)(i)++                                           0.25          09/30/2010          3,884,097

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,677,512)                                                             13,790,778
                                                                                                                   --------------

                                    Wells Fargo Advantage Master Portfolios  121

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                       YIELD                               VALUE
SHORT-TERM INVESTMENTS: 0.78%

MUTUAL FUNDS: 0.68%
  14,251,491    WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)~(u)                     0.09%                          $   14,251,491
                                                                                                                   --------------

   PRINCIPAL                                                                     INTEREST RATE    MATURITY DATE
US TREASURY BILLS: 0.10%
$    500,000    US TREASURY BILL## #                                                0.00            04/01/2010            500,000
   1,655,000    US TREASURY BILL## #                                                0.13            08/05/2010          1,654,073

                                                                                                                        2,154,073
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,405,564)                                                                        16,405,564
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,009,396,672)*                                     100.54%                                                  2,103,997,634

OTHER ASSETS AND LIABILITIES, NET                           (0.54)                                                    (11,332,974)
                                                      -----------                                                  --------------

TOTAL NET ASSETS                                           100.00%                                                 $2,092,664,660
                                                      -----------                                                  --------------


----------

+          Non-income earning securities.

~~         All or a portion of this security is on loan.

(l)        Investment in an affiliate.

+/-        Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)        Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)        Rate shown is the 7-day annualized yield at period end.

##         Zero coupon security. Rate represents yield to maturity.

#          Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $2,054,486,886 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation              $   378,107,231
Gross unrealized depreciation                 (328,596,483)
                                           ---------------
Net unrealized appreciation                $    49,510,748

The accompanying notes are an integral part of these financial statements.

122 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

       SHARES    SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 95.05%

ARGENTINA: 0.19%
        9,810    IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                            $    105,946
                                                                                                                     ------------

AUSTRALIA: 3.53%
       55,976    AMP LIMITED (INSURANCE CARRIERS)                                                                         321,554
        8,350    ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                260,061
        9,101    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 470,108
          634    MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     27,490
       11,383    NEWCREST MINING LIMITED (METAL MINING)                                                                   342,825
       26,984    SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                         211,466
       14,938    WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                    381,627

                                                                                                                        2,015,131
                                                                                                                     ------------

AUSTRIA: 0.32%
        5,239    RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                         180,227
                                                                                                                     ------------

BELGIUM: 1.01%
       39,072    AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)        302,387
        5,404    ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                        272,213

                                                                                                                          574,600
                                                                                                                     ------------
BRAZIL: 0.40%
       12,351    BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                          227,629
                                                                                                                     ------------

CANADA: 6.45%
        6,312    AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                                351,389
       21,777    BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                            553,571
       12,423    CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                                919,448
       11,760    ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                               365,890
        6,404    GOLDCORP INCORPORATED (METAL MINING)                                                                     239,287
       13,348    PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                               259,298
        5,494    POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)            655,709
        4,478    RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                     331,148

                                                                                                                        3,675,740
                                                                                                                     ------------

CHINA: 4.48%
      244,000    CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                    COMPUTER EQUIPMENT)                                                                                   182,271
       23,974    CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                    230,654
        6,825    CHINA MOBILE LIMITED ADR (COMMUNICATIONS)                                                                328,419
        7,560    NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)+                                                        268,153
       23,812    SINA CORPORATION (BUSINESS SERVICES)+                                                                    897,474
        7,100    TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                142,471
       22,603    VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)+                                                 503,821

                                                                                                                        2,553,263
                                                                                                                     ------------

DENMARK: 0.35%
        2,395    CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                  201,010
                                                                                                                     ------------

FINLAND: 0.44%
       16,191    NOKIA OYJ (COMMUNICATIONS)                                                                               252,142
                                                                                                                     ------------

FRANCE: 6.37%
        4,017    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     250,498
       16,385    AXA SA (INSURANCE CARRIERS)                                                                              364,488
        5,474    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 420,392
        6,469    COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME  DEALERS)           311,050


                                     Wells Fargo Advantage Master Portfolios 123

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

       SHARES    SECURITY NAME                                                                                          VALUE
FRANCE (continued)
        7,744    FRANCE TELECOM SA (COMMUNICATIONS)                                                                  $    185,289
        5,473    LVMH MOET HENNESSY LOUIS VUITTON SA (HOLDING COMPANIES DIVERSIFIED)                                      639,713
        3,845    PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                               511,899
        5,854    PUBLICIS GROUPE (BUSINESS SERVICES)                                                                      250,485
        6,051    TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     492,002
        3,544    TOTAL SA (OIL & GAS EXTRACTION)                                                                          205,733

                                                                                                                        3,631,549
                                                                                                                     ------------

GERMANY: 9.29%
       12,511    ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              669,160
        4,375    AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             157,330
        2,858    ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                         358,339
        3,931    BASF AG (OIL & GAS EXTRACTION)                                                                           243,808
        4,949    BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                   334,753
       18,479    DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                    869,934
        1,947    DEUTSCHE BANK AG (BANKING)                                                                               149,973
        4,435    DEUTSCHE BOERSE AG (DIVERSIFIED FINANCIAL SERVICES)                                                      328,739
        2,030    HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             170,596
       40,410    INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                    COMPUTER EQUIPMENT)+                                                                                  280,486
        9,603    KLOECKNER & COMPANY (METAL FABRICATE, HARDWARE)                                                          283,855
        4,936    LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                    227,438
        2,392    METRO AG (FOOD STORES)                                                                                   141,895
        2,457    MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                       398,724
        2,315    SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                                 214,902
        2,787    SAP AG (BUSINESS SERVICES)                                                                               134,986
        3,303    SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      330,798

                                                                                                                        5,295,716
                                                                                                                     ------------

GREECE: 0.76%
       37,106    HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              325,762
        5,359    NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                     107,848

                                                                                                                          433,610
                                                                                                                     ------------

HONG KONG: 0.27%
        9,345    HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                    SERVICES)                                                                                             155,986
                                                                                                                     ------------

IRELAND: 0.39%
       22,753    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                               223,912
                                                                                                                     ------------

ISRAEL: 0.31%
        2,762    TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                          174,227
                                                                                                                     ------------

JAPAN: 16.68%
       21,000    ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     236,528
        8,100    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                    EQUIPMENT)                                                                                            375,152
        2,000    EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     139,242
       31,300    ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                            616,358
      465,000    ISUZU MOTORS LIMITED (AUTOMOBILE)                                                                      1,258,370
       25,300    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 530,410
       19,100    MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              629,244
       19,100    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 320,955
          500    NINTENDO COMPANY LIMITED (SOFTWARE)                                                                      167,398
       23,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                           324,003
       80,000    NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                     315,756
       60,900    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               448,819
        2,090    ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    185,326

124 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

       SHARES    SECURITY NAME                                                                                          VALUE
JAPAN (continued)
       29,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)(a)                                          $    206,721
      233,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             1,403,134
        4,900    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 326,003
        5,000    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                    COMPUTER EQUIPMENT)                                                                                   331,586
       78,000    TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                    EQUIPMENT)                                                                                            402,974
       71,000    TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 302,257
        3,900    TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                                                    156,225
        4,300    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                       415,328
        1,144    YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                                416,656

                                                                                                                        9,508,445
                                                                                                                     ------------

LUXEMBOURG: 0.55%
        7,133    ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          313,015
                                                                                                                     ------------

NETHERLANDS: 6.53%
       17,585    ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 628,456
        5,877    BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                                 206,184
       11,866    ING GROEP NV (FINANCIAL SERVICES)                                                                        118,470
       22,173    NEW WORLD RESOURCES NV (ENERGY)                                                                          260,936
       23,259    RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                               1,105,329
       20,148    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    609,433
       41,924    USG PEOPLE NV (BUSINESS SERVICES)                                                                        791,613

                                                                                                                        3,720,421
                                                                                                                     ------------

NORWAY: 0.36%
       15,081    TELENOR ASA (COMMUNICATIONS)                                                                             204,524
                                                                                                                     ------------

POLAND: 0.27%
        2,630    BANK PEKAO SA (DEPOSITORY INSTITUTIONS)                                                                  152,832
                                                                                                                     ------------

RUSSIA: 1.24%
        5,774    GAZPROM ADR (OIL & GAS EXTRACTION)                                                                       135,516
        3,337    LUKOIL OIL COMPANY ADR (OIL & GAS EXTRACTION)                                                            189,208
       13,375    MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                    380,118

                                                                                                                          704,842
                                                                                                                     ------------

SINGAPORE: 0.34%
       19,000    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     194,217
                                                                                                                     ------------

SOUTH KOREA: 0.79%
          161    LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            187,687
          363    SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                    COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                262,437

                                                                                                                          450,124
                                                                                                                     ------------

SPAIN: 1.80%
       18,853    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             250,564
       50,488    CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      250,195
        5,020    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               330,911
        8,185    TELEFONICA SA (COMMUNICATIONS)                                                                           193,906

                                                                                                                        1,025,576
                                                                                                                     ------------
SWEDEN: 1.19%
        4,001    HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                                 259,933
       23,190    NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                 228,830
       10,590    SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               192,423

                                                                                                                          681,186
                                                                                                                     ------------

                                     Wells Fargo Advantage Master Portfolios 125

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO


       SHARES    SECURITY NAME                                                                                          VALUE
SWITZERLAND: 11.46%
       26,496    ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                       $    578,720
        7,713    ADECCO SA (BUSINESS SERVICES)                                                                            437,806
        7,698    COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               298,093
       13,813    CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                            712,004
       19,846    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    1,016,392
       10,847    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                585,866
        4,419    ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                          716,663
        3,486    SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                   1,111,526
        6,149    TRANSOCEAN LIMITED (OIL & GAS FIELD SERVICES)+                                                           531,151
        2,135    ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                        547,316

                                                                                                                        6,535,537
                                                                                                                     ------------

TAIWAN: 0.61%
       20,000    MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                    COMPUTER EQUIPMENT)                                                                                   346,999
                                                                                                                     ------------

UNITED KINGDOM: 18.67%
        9,590    ANGLO AMERICAN PLC (COAL MINING)                                                                         418,248
       40,193    ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                                634,326
      135,615    ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                             196,432
      104,732    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   572,627
       15,222    BG GROUP PLC (OIL & GAS EXTRACTION)                                                                      263,448
       27,604    BHP BILLITON PLC (COAL MINING)                                                                           946,692
       94,484    BP PLC (OIL & GAS EXTRACTION)                                                                            893,827
       54,399    BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                              200,598
       27,445    BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             297,573
       37,325    COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               309,541
        6,740    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        129,435
      286,072    HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      471,014
       91,918    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              931,763
       16,392    INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                   256,708
        6,604    INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                   146,114
       44,017    INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    227,573
       40,163    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       130,671
      242,021    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           230,533
        4,044    NEXT PLC (APPAREL & ACCESSORY STORES)                                                                    132,800
        4,137    RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                    227,071
       15,284    RIO TINTO PLC (METAL MINING)                                                                             905,704
       20,349    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     589,800
       30,901    SAVILLS PLC (SOCIAL SERVICES)                                                                            163,185
        6,880    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         187,666
       12,053    TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                            149,707
       90,821    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      209,488
       29,462    WPP PLC (COMMUNICATIONS)                                                                                 305,359
       27,361    XSTRATA PLC (METAL MINING)                                                                               518,381

                                                                                                                       10,646,284
                                                                                                                     ------------

TOTAL COMMON STOCKS (COST $46,918,294)                                                                                 54,184,690
                                                                                                                     ------------

                                                 DIVIDEND YIELD
PREFERRED STOCKS: 1.67%
       12,611    FRESENIUS AG (HEALTHCARE)           1.31%                                                                952,148

TOTAL PREFERRED STOCKS (COST $690,908)                                                                                    952,148
                                                                                                                     ------------

126 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

       SHARES    SECURITY NAME                                         YIELD                                            VALUE
SHORT-TERM INVESTMENTS: 2.09%

MUTUAL FUNDS: 2.09%
    1,193,423    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)       0.09%                                         $  1,193,423

TOTAL SHORT-TERM INVESTMENTS (COST $1,193,423)                                                                          1,193,423
                                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $48,802,625)*                                           98.81%                                                   56,330,261

OTHER ASSETS AND LIABILITIES, NET                              1.19                                                       678,385
                                                             ------                                                  ------------
TOTAL NET ASSETS                                             100.00%                                                 $ 57,008,646
                                                             ------                                                  ------------

----------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $50,876,106 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation          $  7,902,423
Gross unrealized depreciation            (2,448,268)
                                       ------------
Net unrealized appreciation            $  5,454,155

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 127

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

       SHARES    SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 98.17%

AUSTRALIA: 0.20%
       61,339    FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                                                   $    297,760
                                                                                                                     ------------

BELGIUM: 1.42%
       29,353    ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                      1,478,584
       19,796    UMICORE (CHEMICALS & ALLIED PRODUCTS)                                                                    691,297

                                                                                                                        2,169,881
                                                                                                                     ------------

BRAZIL: 1.30%
       50,088    PETROLEO BRASILEIRO SA ADR CLASS A (OIL & GAS)                                                         1,982,984
                                                                                                                     ------------

CANADA: 2.26%
       61,631    CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                             3,466,127
                                                                                                                     ------------

CHINA: 7.17%
          767    BAIDU.COM INCORPORATED ADR (BUSINESS SERVICES)+                                                          457,899
    2,531,029    CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                      2,073,265
      472,000    CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              2,261,442
      145,657    CHINA MERCHANTS BANK COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                    SERVICES)                                                                                             393,959
      227,746    CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)              838,914
        7,541    CTRIP.COM INTERNATIONAL LIMITED ADR (TRAVEL & RECREATION)+                                               295,607
    1,905,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)                                1,452,503
      901,495    SANDS CHINA LIMITED (CASINO & GAMING)                                                                  1,432,778
       15,000    TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                300,995
    1,026,350    WYNN MACAU LIMITED (CASINO & GAMING)+                                                                  1,480,519

                                                                                                                       10,987,881
                                                                                                                     ------------

DENMARK: 1.23%
       76,726    DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                  1,887,595

FRANCE: 12.45%
       35,384    ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                          1,957,536
       40,864    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               3,138,273
       17,517    COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                 842,273
       55,674    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             974,542
      283,822    NATIXIS (DEPOSITORY INSTITUTIONS)                                                                      1,531,461
       43,461    PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                3,690,508
       38,542    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             2,424,024
        9,109    UNIBAIL (REAL ESTATE)                                                                                  1,845,461
       45,213    VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               2,664,657

                                                                                                                       19,068,735
                                                                                                                     ------------

GERMANY: 13.64%
       62,595    BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                 4,233,962
       71,910    DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                  3,385,301
        4,321    DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                                   320,289
      175,656    DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             3,047,474
       38,288    LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                             4,568,389
       24,297    MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                     3,942,933
          765    RHOEN KLINIKUM AG (HEALTH SERVICES)                                                                       19,580
       15,611    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             1,383,176

                                                                                                                       20,901,104
                                                                                                                     ------------

HONG KONG: 5.04%
      236,654    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                      871,727
       76,051    BEIJING ENTERPRISES HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                              528,441

128 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO


        SHARES   SECURITY NAME                                                                                           VALUE
HONG KONG (continued)
      132,100    ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             $  1,042,100
    1,405,582    GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                                 889,196
    1,194,373    HUABAO INTERNATIONAL HOLDINGS LIMITED (TOBACCO PRODUCTS)                                               1,435,232
      412,000    LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      2,027,034
      466,129    NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                930,547

                                                                                                                        7,724,277
                                                                                                                     ------------

INDIA: 2.31%
       15,043    HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                              910,454
       61,595    ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                       2,630,107

                                                                                                                        3,540,561
                                                                                                                     ------------

IRELAND: 5.40%
       56,768    ACCENTURE PLC (COMPUTER TECHNOLOGIES)                                                                  2,381,418
       58,230    COVIDIEN LIMITED (SURGICAL & MEDICAL INSTRUMENTS & APPARATUS)                                          2,927,804
      301,219    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                             2,964,291

                                                                                                                        8,273,513
                                                                                                                     ------------

ITALY: 1.58%
      649,962    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                              2,420,731
                                                                                                                     ------------

JAPAN: 7.95%
       48,197    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                           1,435,754
        6,350    FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                            1,103,728
       46,600    HONDA MOTOR COMPANY LIMITED (AUTOMOBILE)                                                               1,644,882
       14,500    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               379,987
       83,300    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    436,592
      218,800    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               3,676,701
       14,950    NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                1,135,362
       79,660    SUZUKI MOTOR CORPORATION (AUTOMOBILE)                                                                  1,757,820
       22,700    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            605,074

                                                                                                                       12,175,900
                                                                                                                     ------------

NETHERLANDS: 9.91%
       35,981    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                            2,050,582
      203,129    ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               7,259,467
      379,768    ING GROEP NV (FINANCIAL SERVICES)                                                                      3,791,607
       72,705    TNT NV (TRANSPORTATION SERVICES)                                                                       2,084,766

                                                                                                                       15,186,422
                                                                                                                     ------------

SINGAPORE: 0.98%
      241,400    OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                  1,502,980
                                                                                                                     ------------

SPAIN: 0.72%
       16,602    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             1,094,379
                                                                                                                     ------------

SWEDEN: 1.16%
       84,283    SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         1,053,450
       40,775    SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                    EQUIPMENT)                                                                                            724,515

                                                                                                                        1,777,965
                                                                                                                     ------------

SWITZERLAND: 10.73%
       50,111    HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                3,735,513
       85,494    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    4,378,486
       56,506    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              3,051,989
       19,156    ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                        3,106,673

                                     Wells Fargo Advantage Master Portfolios 129

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO


       SHARES    SECURITY NAME                                                                                           VALUE
SWITZERLAND (continued)
        4,621    ROCHE HOLDINGS AG - BEARER SHARES (CHEMICALS & ALLIED PRODUCTS)                                     $    770,897
       85,919    UBS AG (DEPOSITORY INSTITUTIONS)                                                                       1,396,673

                                                                                                                       16,440,231
                                                                                                                     ------------

TAIWAN: 1.37%
      183,448    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                1,924,370
      149,000    UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                169,606

                                                                                                                        2,093,976
                                                                                                                     ------------

TURKEY: 0.09%
       16,394    COCA-COLA ICECEK URETIM AS (BEVERAGES)                                                                   139,340
                                                                                                                     ------------

UNITED KINGDOM: 9.71%
        8,545    CARNIVAL PLC (AMUSEMENT & RECREATION SERVICES)                                                           350,758
      270,491    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            2,744,166
       88,891    IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                          2,711,329
      489,248    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     1,591,777
       80,563    NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    784,261
      178,529    SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                       1,778,574
       20,824    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         568,017
      658,481    TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                    4,351,209

                                                                                                                       14,880,091
                                                                                                                     ------------

UNITED STATES: 1.55%
       45,404    PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                         2,368,273
                                                                                                                     ------------

TOTAL COMMON STOCKS (COST $130,972,643)                                                                               150,380,706
                                                                                                                     ------------

                                                                         YIELD
SHORT-TERM INVESTMENTS: 2.18%
MUTUAL FUNDS: 2.18%
    3,339,209    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)         0.09%                                          3,339,209
                                                                                                                     ------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,339,209)                                                                          3,339,209
                                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $134,311,852)*                                     100.35%                                                      153,719,915

OTHER ASSETS AND LIABILITIES, NET                         (0.35)                                                         (528,606)
                                                         ------                                                      ------------

TOTAL NET ASSETS                                         100.00%                                                     $153,191,309
                                                         ------                                                      ------------

----------
+     Non-income earning securities.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)   Rate shown is the 7-day annualized yield at period end.

(l)   Investment in an affiliate.

* Cost for federal income tax purposes is $142,191,901 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $ 20,784,270
Gross unrealized depreciation             (9,256,256)
                                        ------------
Net unrealized appreciation             $ 11,528,014
                                        ------------

The accompanying notes are an integral part of these financial statements.

130 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                              VALUE
COMMON STOCKS: 97.77%

AUSTRALIA: 8.47%
  2,390    AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                   $   32,179
 12,646    ALUMINA LIMITED (METAL MINING)                                                               20,018
  6,626    AMCOR LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)       38,853
 11,151    AMP LIMITED (INSURANCE CARRIERS)                                                             64,057
  2,007    ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                  8,343
  3,015    ARROW ENERGY NL (OIL & GAS EXTRACTION)+                                                      13,917
 14,918    ASCIANO GROUP (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                   25,942
    939    ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    29,245
 13,619    AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                     316,936
  5,461    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                       31,671
  1,894    BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               17,380
 18,408    BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)             736,327
  1,035    BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
           SIMILAR MATERIALS)                                                                           10,732
  9,443    BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
           EQUIPMENT)                                                                                   25,216
  3,155    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       16,242
  7,687    BRAMBLES LIMITED (BUSINESS SERVICES)                                                         51,917
    701    CALTEX AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                               7,275
  9,255    CFS RETAIL PROPERTY TRUST (REAL ESTATE)                                                      15,924
  2,963    COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                           30,589
    290    COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                           19,384
  8,424    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                    435,138
  2,417    COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                    27,769
  2,534    CROWN LIMITED (EATING & DRINKING PLACES)                                                     19,021
  3,028    CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   101,226
  7,438    CSR LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              11,296
 25,191    DB RREEF TRUST (REAL ESTATE)                                                                 18,724
    345    ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                  5,984
 10,969    FAIRFAX MEDIA LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             18,118
  6,737    FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                               30,293
 10,365    FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                                            50,316
  6,668    GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                             8,750
 49,877    GPT GROUP (REAL ESTATE INVESTMENT TRUSTS (REITS))                                            26,318
 68,250    GPT GROUP HOLDINGS ENTITLEMENT SHARES (REAL ESTATE INVESTMENT TRUSTS (REITS))(a)                  0
  2,751    HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                   9,139
  8,767    INCITEC PIVOT LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               27,916
 11,116    INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                       39,578
  2,240    JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          14,923
    812    LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
           BUILDERS)                                                                                    29,060
  3,445    LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                 27,377
    633    MACQUAIRE OFFICE TRUST (HOLDING & OTHER INVESTMENT OFFICES)                                     166
  4,045    MACQUARIE AIRPORTS GROUP (MISCELLANEOUS REPAIR SERVICES)                                     11,470
 31,028    MACQUARIE GOODMAN GROUP (REAL ESTATE)                                                        18,650
  1,811    MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)        78,523
 11,743    MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                          12,069
  3,964    METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                    15,060
 14,429    MIRVAC GROUP (REAL ESTATE)                                                                   19,530
 11,394    NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                   287,741
  2,599    NEWCREST MINING LIMITED (METAL MINING)                                                       78,275
  6,997    ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                  25,041
  1,957    ORICA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  48,111
  4,780    ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                 72,594
 16,176    OZ MINERALS LIMITED (METAL MINING)                                                           16,996
  3,321    PALADIN ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                  12,038
  5,749    QANTAS AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                               14,983

                                     Wells Fargo Advantage Master Portfolios 131

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

          SHARES    SECURITY NAME                                                                     VALUE
AUSTRALIA (continued)
           5,576    QBE INSURANCE GROUP LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)               $   106,583
           2,371    RIO TINTO LIMITED (METAL MINING)                                                    170,579
           4,465    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                60,067
             865    SIMS GROUP LIMITED (PRIMARY METAL INDUSTRIES)                                        17,193
           2,009    SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                           26,492
           7,216    SP AUSNET (ELECTRIC, GAS & SANITARY SERVICES)                                         5,993
          12,984    STOCKLAND (REAL ESTATE)                                                              47,540
           6,918    SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                     54,215
           3,474    TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                           21,997
           6,639    TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                               14,987
          23,416    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                         64,248
           3,559    TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                      24,233
           6,587    TRANSURBAN GROUP (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS
                    TRANSPORTATION)                                                                      30,525
           5,573    WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                         162,576
             787    WESFARMERS LIMITED PRICE PROTECTED SHARES (PPS) (MISCELLANEOUS MANUFACTURING
                    INDUSTRIES)                                                                          23,016
          11,306    WESTFIELD GROUP (REAL ESTATE)                                                       125,122
          16,541    WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                               422,579
           2,960    WOODSIDE PETROLEUM LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                127,392
           6,744    WOOLWORTHS LIMITED (FOOD STORES)                                                    173,282
             849    WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                            19,828
                                                                                                      4,822,787
                                                                                                    -----------

AUSTRIA: 0.30%
             998    ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)             41,921
           2,181    IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                        11,960
             816    OMV AG (OIL & GAS EXTRACTION)                                                        30,617
             280    RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                     13,312
           1,668    TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                  23,317
             399    VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS &
                    SANITARY SERVICES)                                                                   15,839
             608    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                    TRANSPORTATION EQUIPMENT)                                                            24,595
             199    WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE AGENTS, BROKERS &
                    SERVICE)                                                                             10,509
                                                                                                        172,070
                                                                                                    -----------

BELGIUM: 0.92%
           2,600    ANHEUSER-BUSCH INBEV NV STRIP VVPR (FOOD & KINDRED PRODUCTS)+                            25
           3,926    ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                   197,762
             828    BELGACOM SA (COMMUNICATIONS)                                                         32,342
              78    COLRUYT SA (FOOD STORES)                                                             19,200
             540    DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                          43,396
           2,741    DEXIA (DEPOSITORY INSTITUTIONS)                                                      16,349
          11,989    FORTIS (DEPOSITORY INSTITUTIONS)                                                     42,685
           9,100    FORTIS STRIP VVPR (DEPOSITORY INSTITUTIONS)+                                             25
             433    GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                      38,260
             864    KBC GROEP NV (DEPOSITORY INSTITUTIONS)                                               41,841
             155    MOBISTAR SA (COMMUNICATIONS)                                                          9,539
             170    NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                         8,909
             323    SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                              33,204
             522    UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                 22,290
             589    UMICORE (CHEMICALS & ALLIED PRODUCTS)                                                20,569
                                                                                                        526,396
                                                                                                    -----------

BERMUDA: 0.06%
              50    INDEPENDENT TANKERS CORPORATION LIMITED (CRUDE PETROLEUM & NATURAL GAS)+                 40
           1,499    SEADRILL LIMITED (OIL & GAS EXTRACTION)                                              34,933
                                                                                                         34,973
                                                                                                    -----------

132 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

          SHARES    SECURITY NAME                                                                      VALUE
CHINA: 0.08%
           4,098    CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                  $     6,851
          16,000    MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                    EXCEPT FUELS)+                                                                        7,398
          10,400    SANDS CHINA LIMITED (CASINO & GAMING)                                                16,529
           8,000    SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)         15,703
                                                                                                         46,481
                                                                                                    -----------

CYPRUS: 0.03%
           2,942    BANK OF CYPRUS PUBLIC COMPANY LIMITED (INSURANCE CARRIERS)                           18,597
                                                                                                    -----------

DENMARK: 0.93%
               7    A.P. MOLLER-MAERSK A/S CLASS A (WATER TRANSPORTATION)                                53,340
               3    A.P. MOLLER-MAERSK A/S CLASS B (WATER TRANSPORTATION)                                21,848
             612    CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                              51,365
             118    COLOPLAST AS CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                    PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                     12,995
           2,428    DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                59,733
           1,150    DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                 20,551
             300    H. LUNDBECK AS (CHEMICALS & ALLIED PRODUCTS)                                          5,655
           2,402    NOVO NORDISK AS CLASS B (CHEMICALS & ALLIED PRODUCTS)                               186,388
             256    NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                              28,332
              83    TOPDANMARK A/S (INSURANCE CARRIERS)+                                                 10,812
             123    TRYGVESTA A/S (INSURANCE CARRIERS)                                                    8,118
           1,148    VESTAS WIND SYSTEMS A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                    COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                              62,380
             120    WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                    PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                     8,491
                                                                                                        530,008
                                                                                                    -----------

FINLAND: 1.20%
             707    ELISA OYJ (COMMUNICATIONS)                                                           14,581
           2,388    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                       58,411
             338    KESKO OYJ (WHOLESALE TRADE-DURABLE GOODS)                                            13,303
             825    KONE OYJ (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  34,097
             657    METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   21,217
             664    NESTE OIL OYJ LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                      11,578
          20,376    NOKIA OYJ (COMMUNICATIONS)                                                          317,315
             550    NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                        14,285
             668    OKO BANK (DEPOSITORY INSTITUTIONS)                                                    7,507
             463    ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                    MEDICAL & OPTICAL)                                                                   10,243
             638    OUTOKUMPU OYJ (PRIMARY METAL INDUSTRIES)                                             14,003
             400    RAUTARUUKKI OYJ (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                    EQUIPMENT)                                                                            8,644
           2,259    SAMPO OYJ (BUSINESS SERVICES)                                                        59,924
             420    SANOMAWSOY OYJ (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             9,303
           3,160    STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                             24,072
           2,830    UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                            37,555
             488    WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                24,717
                                                                                                        680,755
                                                                                                    -----------

FRANCE: 9.80%
             787    ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        43,539
             153    AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                           12,597
             700    AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                               11,067
           1,365    AIR LIQUIDE SA (CHEMICALS & ALLIED PRODUCTS)                                        163,863
          12,444    ALCATEL SA (COMMUNICATIONS)                                                          39,346
           1,085    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 67,660
             235    ATOS ORIGIN SA (BUSINESS SERVICES)                                                   11,801
           9,237    AXA SA (INSURANCE CARRIERS)                                                         205,479
              71    BIOMERIEUX (HEALTH SERVICES)                                                          8,154
           5,207    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                            399,887

                                     Wells Fargo Advantage Master Portfolios 133

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
FRANCE (continued)
  1,203    BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)              $    60,476
    251    BUREAU VERITAS SA (SOCIAL SERVICES)                                                           13,323
    786    CAP GEMINI SA (BUSINESS SERVICES)                                                             38,717
  3,452    CARREFOUR SA (FOOD STORES)                                                                   166,379
    300    CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                    25,385
    341    CHRISTIAN DIOR SA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
           MATERIALS)                                                                                    36,376
    192    CNP ASSURANCES (INSURANCE CARRIERS)                                                           18,132
  2,094    COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
           DEALERS)                                                                                     100,686
    743    COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING
           INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                21,079
    798    COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS
           PRODUCTS)                                                                                     58,806
  5,050    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                  88,397
    336    DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 19,875
    210    EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   10,862
  1,271    ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                     69,354
     27    ERAMET (METAL MINING)                                                                          9,294
  1,081    ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING
           INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                 69,017
    143    EURAZEO (HOLDING & OTHER INVESTMENT OFFICES)                                                   9,933
    511    EUTELSAT COMMUNICATIONS (COMMUNICATIONS)                                                      18,166
    120    FONCIERE DES REGIONS (REAL ESTATE)                                                            13,217
 10,080    FRANCE TELECOM SA (COMMUNICATIONS)                                                           241,182
  6,758    GAZ DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                            261,052
  1,715    GDF SUEZ (ENERGY)                                                                                  2
     97    GECINA SA (REAL ESTATE)                                                                       10,735
  2,992    GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                      180,235
  2,562    GROUPE EUROTUNNEL SA (RAILROAD TRANSPORTATION)                                                26,108
    283    HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
           MATERIALS)                                                                                    39,313
    126    ICADE (HOLDING & OTHER INVESTMENT OFFICES)                                                    14,025
     84    ILIAD SA (BUSINESS SERVICES)                                                                   8,662
    176    IMERYS SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                 10,849
    131    IPSEN (CHEMICALS & ALLIED PRODUCTS)                                                            6,397
    345    JC DECAUX SA (BUSINESS SERVICES)                                                               9,641
    472    KLEPIERRE (REAL ESTATE)                                                                       18,539
  1,303    L'OREAL SA (COSMETICS, PERSONAL CARE)                                                        137,026
  1,074    LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                           75,576
    611    LAGARDERE SCA (COMMUNICATIONS)                                                                24,724
    544    LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                    17,186
  1,333    LVMH MOET HENNESSY LOUIS VUITTON SA (HOLDING COMPANIES-DIVERSIFIED)                          155,808
    334    M6 METROPOLE TELEVISION (AMUSEMENT & RECREATION SERVICES)                                      8,639
  4,508    NATIXIS (DEPOSITORY INSTITUTIONS)                                                             24,324
    166    NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           13,266
    655    PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      7,522
  1,064    PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                       90,350
    788    PEUGEOT SA (AUTOMOBILE)                                                                       23,202
    408    PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                    54,319
    645    PUBLICIS GROUPE (BUSINESS SERVICES)                                                           27,599
    994    RENAULT SA (AUTOMOBILE)                                                                       46,586
    972    SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                          25,338
  5,781    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                              430,930
  1,283    SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)    150,484
    858    SCOR SE (INSURANCE CARRIERS)                                                                  21,671
    138    SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                               10,566
    117    SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (HEAVY CONSTRUCTION OTHER THAN BUILDING
           CONSTRUCTION CONTRACTS)                                                                        8,415
  3,415    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                   214,780

134 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
FRANCE (continued)
          609    SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                    $    11,298
          513    SODEXHO ALLIANCE SA (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                            30,660
        1,466    SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)                               33,740
          557    TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                    45,289
          463    THALES SA (TRANSPORTATION EQUIPMENT)                                                    18,585
       11,588    TOTAL SA (OIL & GAS EXTRACTION)                                                        672,694
          496    UNIBAIL (REAL ESTATE)                                                                  100,488
          312    VALLOUREC SA (PIPELINES)                                                                62,915
        2,149    VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                74,537
        2,405    VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)               141,740
        6,686    VIVENDI SA (COMMUNICATIONS)                                                            178,938
                                                                                                      5,576,802
                                                                                                    -----------

GERMANY: 7.24%
        1,125    ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS)                                                                      60,171
        2,468    ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                       309,440
        4,994    BASF AG (OIL & GAS EXTRACTION)                                                         309,737
        4,510    BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                 305,059
        1,780    BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                  82,174
          480    BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                              28,711
          441    CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                              14,099
        3,858    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                33,042
        4,903    DAIMLER AG (AUTOMOBILE)                                                                230,818
        3,207    DEUTSCHE BANK AG (BANKING)                                                             247,028
        1,048    DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                  77,682
        1,187    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                           19,688
        4,549    DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                              78,921
          453    DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                          14,534
       15,406    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                   208,810
       10,441    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                            385,482
          190    FRAPORT AG (TRANSPORTATION SERVICES)                                                    10,004
        1,029    FRESENIUS MEDICAL CARE AG & COMPANY (HEALTH SERVICES)                                   58,060
          146    FRESENIUS SE (HEALTH SERVICES)                                                          10,867
          810    GEA GROUP AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                               18,774
          313    HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                      15,456
          765    HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                            42,673
          707    HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                               32,758
          217    HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                               18,236
        5,832    INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                 40,480
          926    K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                    56,194
          816    LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                               97,362
          567    MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         47,465
          352    MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                28,526
          617    METRO AG (FOOD STORES)                                                                  36,601
        1,074    MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                     174,289
           31    PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                9,821
        2,278    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                             201,837
          202    SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                18,752
        4,666    SAP AG (BUSINESS SERVICES)                                                             225,995
        4,518    SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    452,481
          434    SOLARWORLD AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   6,545
          343    SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                  7,570
        1,798    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                              61,817
          719    TUI AG (AMUSEMENT & RECREATION SERVICES)                                                 8,085
          651    UNITED INTERNET AG (BUSINESS SERVICES)                                                   9,874

                                     Wells Fargo Advantage Master Portfolios 135

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

          SHARES    SECURITY NAME                                                                      VALUE
   GERMANY (continued)
             159    VOLKSWAGEN AG (AUTOMOBILE)                                                      $    15,355
              81    WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                       12,078
                                                                                                      4,123,351
                                                                                                    -----------

GREECE: 0.39%
           2,509    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                              23,755
             995    COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                     26,824
           1,711    EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)+                                  15,715
             580    HELLENIC PETROLEUM SA (PETROLEUM REFINING & RELATED INDUSTRIES)                       6,643
           1,270    HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                         15,764
           3,291    MARFIN INVESTMENT GROUP SA (INVESTMENT COMPANIES)                                     7,556
           3,263    NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                 65,667
           1,160    OPAP SA (AMUSEMENT & RECREATION SERVICES)                                            26,321
           1,568    PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)+                                           13,702
             600    PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                      10,535
             300    TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      7,942
                                                                                                        220,424
                                                                                                    -----------

HONG KONG: 2.36%
           1,000    ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                    COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                9,473
           7,802    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                  28,739
          20,000    BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                             47,706
           6,000    CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                               12,643
           8,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                          103,036
           2,000    CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL
                    CONTRACTORS & OPERATIVE BUILDERS)                                                     7,741
          11,000    CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                             78,630
           6,208    ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                              48,973
          11,000    FOXCONN INTERNATIONAL HOLDINGS LIMITED (ELECTRONIC & OTHER ELECTRICAL
                    EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                  11,603
          24,000    GENTING INTERNATIONAL PLC (REAL ESTATE)+                                             15,183
           4,000    HANG LUNG GROUP LIMITED (REAL ESTATE)                                                21,225
          11,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                           44,344
           4,100    HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                     57,136
           6,000    HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                             42,271
          21,220    HONG KONG & CHINA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)            52,912
             400    HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)             5,051
           7,500    HONG KONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)              44,483
           6,000    HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS,
                    DEALERS, EXCHANGES & SERVICES)                                                      100,151
           3,000    HOPEWELL HOLDINGS (REAL ESTATE)                                                       8,887
          12,000    HUTCHISON WHAMPOA LIMITED (BUSINESS SERVICES)                                        87,787
           3,701    HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                      10,701
           3,976    KERRY PROPERTIES LIMITED (REAL ESTATE)                                               21,329
          12,200    LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                    60,024
           3,500    LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                 6,320
           7,946    MTR CORPORATION LIMITED (RAILROAD TRANSPORTATION)                                    30,088
          13,387    NEW WORLD DEVELOPMENT LIMITED (REAL ESTATE)                                          26,208
          10,800    NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                         23,623
           4,449    NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                             8,882
           1,200    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                          8,895
          18,977    PCCW LIMITED (COMMUNICATIONS)                                                         5,646
          10,050    SINO LAND COMPANY (REAL ESTATE)                                                      19,701
           8,000    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                       120,346
           4,500    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                            54,133
           2,000    TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                        9,685
          11,606    THE LINK REIT (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                    SERVICES)                                                                            28,610

136 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

         SHARES    SECURITY NAME                                                                       VALUE
HONG KONG (continued)
          7,625    WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                        $   42,965
          5,000    WHEELOCK & COMPANY (HOLDING & OTHER INVESTMENT OFFICES)                               14,747
          1,000    WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                       9,144
          3,500    YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE
                   FROM FABRICS & SIMILAR MATERIALS)(a)                                                  12,123
                                                                                                      1,341,144
                                                                                                    -----------

IRELAND: 0.36%
          6,409    ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)(a)                              0
          3,798    CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      94,826
          2,565    ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                   19,331
          5,517    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                            54,293
            726    KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                             22,553
            480    RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                     13,042
                                                                                                        204,045
                                                                                                    -----------

ITALY: 3.06%
          5,668    AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                           10,633
          6,353    ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                      152,479
          1,402    ATLANTIA SPA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)          32,722
            528    AUTOGRILL SPA (EATING & DRINKING PLACES)                                               6,425
          3,355    BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                             9,165
         11,380    BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                         16,846
          2,043    BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                              12,686
          3,318    BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)                                          23,080
         35,815    ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                         200,266
         14,304    ENI SPA (OIL & GAS EXTRACTION)                                                       335,583
            375    EXOR SPA (HOLDING & OTHER INVESTMENT OFFICES)                                          6,514
          4,103    FIAT SPA (COMMON) (TRANSPORTATION EQUIPMENT)                                          53,422
          2,204    FINMECCANICA SPA (TRANSPORTATION BY AIR)                                              29,411
            322    FONDIARIA SAI SPA (INSURANCE CARRIERS)                                                 4,845
         41,907    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                            156,079
          4,832    INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)+                                        14,472
            367    ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                               4,243
            600    LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                      16,046
          3,858    MEDIASET SPA (COMMUNICATIONS)                                                         33,141
          2,578    MEDIOBANCA SPA (HOLDING & OTHER INVESTMENT OFFICES)+                                  27,699
          1,138    MEDIOLANUM SPA (INSURANCE CARRIERS)                                                    6,659
          8,824    PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                24,164
         13,596    PIRELLI & COMPANY SPA (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                       8,355
            516    PRYSMIAN SPA (COMMUNICATIONS)                                                         10,140
          1,421    SAIPEM SPA (OIL & GAS EXTRACTION)                                                     54,987
          7,773    SNAM RETE GAS SPA (ELECTRIC, GAS & SANITARY SERVICES)                                 39,396
         32,340    TELECOM ITALIA RSP SPA (COMMUNICATIONS)                                               36,473
         53,959    TELECOM ITALIA SPA (COMMUNICATIONS)                                                   77,690
          7,079    TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                         30,620
         89,048    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                    263,097
          3,087    UNIONE DI BANCHE SCPA (DEPOSITORY INSTITUTIONS)                                       41,653
          3,829    UNIPOL SPA (INSURANCE AGENTS, BROKERS & SERVICE)                                       4,323
                                                                                                      1,743,314
                                                                                                    -----------

JAPAN: 22.09%
          2,000    77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             11,424
            100    ABC-MART INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                  3,198
            300    ACOM COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         4,910

                                     Wells Fargo Advantage Master Portfolios 137

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
JAPAN (continued)
    900    ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                      $    22,507
  3,400    AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             38,586
    400    AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                       4,749
    500    AEON MALL COMPANY LIMITED (REAL ESTATE)                                                       10,541
  1,000    AIR WATER INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                          11,445
  1,000    AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                        29,950
  4,000    AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                      39,619
    200    ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                               8,621
  5,000    ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                    14,280
  2,000    AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                16,772
  5,000    AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  7,060
  2,100    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                             39,376
  6,000    ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          67,579
  7,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                         37,662
  1,000    ASICS CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
           MATERIALS)                                                                                     9,776
  2,500    ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                    90,518
  2,000    BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                               18,419
  7,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                            34,292
    400    BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                    17,328
  3,300    BRIDGESTONE CORPORATION (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                            56,335
  1,100    BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                    13,296
  5,800    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                          268,628
    300    CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                         4,085
  1,200    CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)        9,229
      8    CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                       60,926
  4,000    CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  23,917
  1,000    CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)          9,926
  3,600    CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                 89,990
  1,200    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                           22,565
  1,500    CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                 10,252
    300    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                 4,906
  3,000    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                               7,252
    800    CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                            12,408
  3,000    DAI NIPPON PRINTING COMPANY LIMITED (BUSINESS SERVICES)                                       40,528
  2,000    DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                              13,755
  2,000    DAIDO STEEL COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                         8,407
  1,000    DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                      9,552
  3,700    DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  69,298
  1,300    DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
           DEALERS)                                                                                      53,188
    800    DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                        7,333
    400    DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                        19,296
  3,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
           OPERATIVE BUILDERS)                                                                           33,854
  9,000    DAIWA SECURITIES GROUP INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
           & SERVICES)                                                                                   47,363
      2    DENA COMPANY LIMITED (BUSINESS SERVICES)                                                      14,804
  3,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                             12,900
  2,600    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                  77,452
    900    DENTSU INCORPORATED (BUSINESS SERVICES)                                                       23,653
  1,100    DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)         6,624
  1,900    EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                         132,100
  1,400    EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           49,941
    680    ELECTRIC POWER DEVELOPMENT COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                        22,402
    900    ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                 17,723
    300    FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                        9,546
  1,100    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                   116,718

138 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
JAPAN (continued)
          300    FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                        $    52,145
        3,000    FUJI ELECTRIC HOLDINGS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)                                                                      8,183
        3,000    FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                              15,531
            3    FUJI TELEVISION NETWORK INCORPORATED (MEDIA)                                             4,444
        2,500    FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING
                 INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           86,105
       10,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                65,462
        4,000    FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                          16,986
        4,000    FURUKAWA ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                 & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                20,794
        2,000    GS YUASA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                              13,499
        2,000    GUNMA BANK LIMITED (BUSINESS SERVICES)                                                  11,060
          120    HAKUHODO DY HOLDINGS INCORPORATED (BUSINESS SERVICES)                                    6,315
        6,800    HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                          31,494
        1,000    HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                           4,225
          200    HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  23,061
          400    HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)             14,868
          600    HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                          12,964
          600    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (HEAVY CONSTRUCTION OTHER
                 THAN BUILDING CONSTRUCTION CONTRACTS)+                                                  14,177
          400    HITACHI HIGH-TECHNOLOGIES CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                    9,177
       24,000    HITACHI LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                              89,592
        1,000    HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                       10,514
        1,000    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                 SERVICES)                                                                               19,189
        7,000    HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                         15,349
        1,000    HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                     21,992
        9,000    HONDA MOTOR COMPANY LIMITED (AUTOMOBILE)                                               317,681
        2,200    HOYA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                              60,454
          700    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  24,110
          100    IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                    7,573
            5    INPEX HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                      36,688
        1,960    ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                               21,070
        7,000    ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS
                 MANUFACTURING INDUSTRIES)                                                               12,804
        6,000    ISUZU MOTORS LIMITED (AUTOMOBILE)                                                       16,237
          300    ITO EN LIMITED (EATING & DRINKING PLACES)                                                4,643
        8,000    ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                      70,082
          200    ITOCHU TECHNO-SCIENCE CORPORATION (BUSINESS SERVICES)                                    6,568
        2,800    J FRONT RETAILING COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                  16,472
          200    JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                               5,252
          200    JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                              10,140
            3    JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE)                                  6,678
            3    JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE)                                  25,575
            8    JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE)                                   9,413
        2,000    JAPAN STEEL WORKS (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              22,912
           25    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                           93,058
        2,700    JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                   108,734
        1,000    JGC CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                               17,841
        4,000    JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             17,841
        1,300    JS GROUP CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                 HOME DEALERS)                                                                           26,462
        1,000    JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                           20,890
        1,000    JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                            11,809
           13    JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                             15,018
        5,000    KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                               12,247
        2,000    KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                      16,087
        2,000    KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                        12,964
        4,200    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                 SERVICES)                                                                               96,228
        1,000    KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                               8,151
        2,900    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                           73,516

                                     Wells Fargo Advantage Master Portfolios 139

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
JAPAN (continued)
        8,000    KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)         $    22,077
        4,000    KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                    15,959
           16    KDDI CORPORATION (COMMUNICATIONS)                                                       82,832
        3,000    KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)               24,644
        3,000    KEIO CORPORATION (RAILROAD TRANSPORTATION)                                              20,248
        2,000    KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                       12,172
          200    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                              47,791
        1,000    KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                          11,702
        1,000    KINDEN CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                                8,760
        9,000    KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                          28,014
        5,000    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                 73,751
       13,000    KOBE STEEL LIMITED (PRIMARY METAL INDUSTRIES)+                                          27,950
        1,000    KOITO MANUFACTURING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                          14,847
        5,100    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               106,921
          500    KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              9,643
        2,500    KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING
                 INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           29,174
        6,000    KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             54,680
        2,000    KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                         26,912
          600    KURITA WATER INDUSTRIES LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                     16,975
          900    KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                              87,699
        2,000    KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                         20,644
        2,100    KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                 SERVICES)                                                                               45,711
          400    LAWSON INCORPORATED (FOOD STORES)                                                       17,071
          200    MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  11,509
          600    MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             19,767
        9,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                55,931
        1,100    MARUI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                       7,977
          200    MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                   4,056
          600    MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                  4,287
       10,700    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRONIC & OTHER
                 ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                          163,665
        2,000    MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                 SUPPLY & MOBILE HOME DEALERS)                                                           25,243
        8,000    MAZDA MOTOR CORPORATION (AUTOMOBILE)                                                    22,505
          400    MCDONALD'S HOLDINGS COMPANY LIMITED (FOOD STORES)                                        8,121
          700    MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)              8,289
          400    MEIJI HOLDINGS COMPANY LIMITED (PHARMACEUTICALS)+                                       15,531
        3,900    MILLEA HOLDINGS INCORPORATED (INSURANCE AGENTS, BROKERS & SERVICE)                     109,837
        2,000    MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  12,172
        6,500    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                  33,234
        6,900    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                             180,821
       11,000    MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)                                                                    101,070
        7,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                        114,558
        2,000    MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)              12,044
       17,000    MITSUBISHI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)                                                                     70,371
        1,000    MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION &
                 WAREHOUSING)                                                                            12,429
        6,000    MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS,
                 EXCEPT FUELS)                                                                           17,264
       19,000    MITSUBISHI MOTORS CORPORATION (AUTOMOBILE)+                                             25,810
       69,170    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                  362,534
          300    MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)          10,910
        9,400    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                               157,957
        5,000    MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                             15,135
        4,000    MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)             9,969
        5,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                            84,875
        3,000    MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                  8,985
        6,000    MITSUI OSK LINES LIMITED (WATER TRANSPORTATION)                                         43,063

140 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
JAPAN (continued)
  3,061    MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE CARRIERS)               $    84,964
  5,000    MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                  18,772
    400    MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                         8,754
 74,500    MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                147,422
  8,000    MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                               8,044
  1,200    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        68,157
  1,000    NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                           9,744
 14,000    NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                    42,079
  1,000    NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           20,398
  1,000    NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                     13,584
  1,000    NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                          9,177
    600    NIDEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    64,306
  1,700    NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                            37,113
    500    NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                          167,398
      3    NIPPON BUILDING FUND INCORPORATED (REAL ESTATE)                                               25,832
  2,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                28,174
  5,000    NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                      21,500
  1,000    NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                    12,654
  5,000    NIPPON MINING HOLDINGS INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)(a)              23,818
  7,000    NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)(a)                           33,346
    500    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                     12,862
  3,000    NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
           MOBILE HOME DEALERS)                                                                           8,857
 28,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                          109,916
  2,800    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                    118,002
  8,000    NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                          31,576
  4,000    NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)(a)                                   25,662
  4,000    NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                      11,809
  1,000    NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                              13,991
 13,400    NISSAN MOTOR COMPANY LIMITED (AUTOMOBILE)                                                    114,808
    100    NISSHA PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                     3,904
  1,000    NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                   12,910
  4,000    NISSHIN STEEL COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                  8,343
  1,000    NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                     10,354
    400    NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                13,456
    200    NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                       15,189
    900    NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                         34,945
    600    NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                     9,030
 20,100    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
           SERVICES)                                                                                    148,132
    500    NOMURA REAL ESTATE HOLDING INCORPORATED (REAL ESTATE)                                          7,712
      2    NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE)                                                  11,231
    500    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
           EQUIPMENT)                                                                                    11,392
  3,000    NSK LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          23,682
  3,000    NTN CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      13,542
      7    NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           23,323
     84    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                     127,945
      6    NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                5,070
  4,000    OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)         17,756
     40    OBIC COMPANY LIMITED (BUSINESS SERVICES)                                                       7,265
  4,000    ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                             33,287
  5,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                           21,927
  1,200    OLYMPUS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                            38,507
  1,100    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           25,532
    500    ONO PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                          22,248
    200    ORACLE CORPORATION JAPAN (BUSINESS SERVICES)                                                   9,274

                                     Wells Fargo Advantage Master Portfolios 141

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
JAPAN (continued)
    300    ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                             $ 20,922
    560    ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         49,657
 11,000    OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                 39,416
    100    OTSUKA CORPORATION (BUSINESS SERVICES)                                                         6,354
     38    RAKUTEN INCORPORATED (BUSINESS SERVICES)                                                      27,477
  2,600    RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                        32,872
  4,000    RICOH COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                62,467
    200    RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)        10,504
    600    ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           44,796
    300    SANKYO COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                      14,841
    400    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                           12,006
 10,000    SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
           EQUIPMENT)+                                                                                   16,045
  1,500    SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                 6,851
  1,000    SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                            5,220
     87    SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                17,169
  1,200    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           52,498
  1,100    SEGA SAMMY HOLDINGS INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                     13,319
    700    SEIKO EPSON CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              10,872
  3,000    SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
           OPERATIVE BUILDERS)                                                                           20,344
  3,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)        29,971
  2,900    SENSHU IKEDA HOLDINGS INCORPORATED (BANKING)+                                                  5,273
  4,220    SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                             101,968
      3    SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   6,033
  5,200    SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           65,021
  1,000    SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)               28,335
  2,000    SHIMADZU CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                            16,023
    400    SHIMANO INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 17,692
    100    SHIMANURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                         8,857
  3,000    SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)          12,515
  2,300    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                             133,586
    300    SHINKO ELECTRIC INDUSTRIES (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                     4,640
  3,000    SHINKO SECURITIES COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                         9,498
  5,000    SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 6,043
  1,600    SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      30,429
  1,900    SHISEIDO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        41,256
  3,000    SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               26,153
  8,000    SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                  18,055
  1,000    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                   6,760
    300    SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      40,721
  4,100    SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                    100,998
  6,400    SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                            12,391
  5,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)(a)                                    35,642
  5,500    SONY CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                          210,611
      5    SONY FINANCIAL HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                     16,419
    300    SQUARE ENIX COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                  6,559
    800    STANLEY ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        15,514
    600    SUMCO CORPORATION (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                           12,759
  9,000    SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                               43,994
  6,100    SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                   70,141
  4,100    SUMITOMO ELECTRIC INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        50,258
  3,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
           EQUIPMENT)                                                                                    18,066
 18,000    SUMITOMO METAL INDUSTRIES LIMITED (PRIMARY METAL INDUSTRIES)                                  54,487
  3,000    SUMITOMO METAL MINING COMPANY LIMITED (METAL MINING)                                          44,636
  7,000    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)            231,362
  2,000    SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                   38,058
    900    SUMITOMO RUBBER INDUSTRIES (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                          7,932

142 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
JAPAN (continued)
  8,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                       $    46,893
  1,000    SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  8,942
    400    SUZUKEN COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                   14,098
  1,900    SUZUKI MOTOR CORPORATION (AUTOMOBILE)                                                         41,926
  1,500    T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                35,506
  4,000    TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                           5,733
  5,000    TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           11,017
  1,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                       18,184
  2,000    TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                  19,553
  2,000    TAKASHIMAYA COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                      16,430
  4,100    TAKEDA PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                      180,463
  1,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  14,119
    700    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      46,572
  5,000    TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                        16,793
    900    TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                            47,941
  1,000    THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                            13,499
  1,500    THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)           29,811
  2,000    THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                          11,381
  3,000    THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                          12,675
  1,000    THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 9,509
    600    THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  13,092
    200    TOA MEDICAL ELECTRONICS COMPANY (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                              11,723
  5,000    TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                        27,757
    600    TOHO COMPANY LIMITED TOKYO (AMUSEMENT & RECREATION SERVICES)                                   9,665
  3,000    TOHO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                  16,365
  2,300    TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                48,613
  2,000    TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                            11,081
  6,600    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                175,925
  1,000    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           66,317
 13,000    TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                 57,290
    500    TOKYO STEEL MANUFACTURING COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                           6,263
  2,000    TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                           7,188
  6,000    TOKYU CORPORATION (RAILROAD TRANSPORTATION)                                                   25,094
  2,000    TOKYU LAND CORPORATION (REAL ESTATE)                                                           7,637
  2,000    TONENGENERAL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)                              16,879
  3,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                    27,083
  7,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                         40,881
 22,000    TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                          113,659
  3,000    TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                7,637
  2,000    TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                 13,627
    800    TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                           14,171
  1,000    TOYO SUISAN KAISHA LIMITED (FOOD STORES)                                                      25,864
    400    TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                       11,214
    300    TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                          5,763
  1,000    TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                      28,559
 16,100    TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                                        644,930
  1,100    TOYOTA TSUSHO CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                     17,249
    600    TREND MICRO INCORPORATED (BUSINESS SERVICES)                                                  20,922
    300    TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                                8,712
  5,000    UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                    12,836
    200    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                            19,318
  1,000    UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     8,268
    600    USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                            10,179
    120    USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           8,151
      9    WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                          30,998
     79    YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                     28,773

                                     Wells Fargo Advantage Master Portfolios 143

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
JAPAN (continued)
          500    YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                            $    13,488
          470    YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                 STORES)                                                                                 34,688
        1,000    YAMAGUCHI FINANCIAL GROUP (HOLDING & OTHER INVESTMENT OFFICES)                          10,942
          800    YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                     10,328
        1,100    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                 16,484
        2,200    YAMATO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                 WAREHOUSING)                                                                            30,921
          200    YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                  6,642
        1,000    YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                               12,376
        1,000    YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   9,145
        1,200    YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  10,448
                                                                                                     12,574,335
                                                                                                    -----------

LUXEMBOURG: 0.59%
        4,671    ARCELORMITTAL (IRON, STEEL)                                                            204,976
          414    MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)                                     37,039
        1,519    SES FDR (BUSINESS SERVICES)                                                             38,355
        2,539    TENARIS SA (PRIMARY METAL INDUSTRIES)                                                   54,800
                                                                                                        335,170
                                                                                                    -----------

NETHERLANDS: 2.75%
        8,397    AEGON NV (INSURANCE CARRIERS)                                                           57,501
        1,246    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                             71,010
        2,319    ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                82,877
          344    BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                           13,184
          276    CORIO NV (REAL ESTATE)                                                                  18,428
        2,186    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (AEROSPACE, DEFENSE)                        43,978
          359    FUGRO NV (OIL & GAS EXTRACTION)                                                         23,464
          599    HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                           26,646
        1,317    HEINEKEN NV (FOOD & KINDRED PRODUCTS)                                                   67,684
       19,805    ING GROEP NV (FINANCIAL SERVICES)                                                      197,733
        6,408    KONINKLIJKE AHOLD NV (FOOD STORES)                                                      85,425
          828    KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                        36,922
        5,291    KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL
                 EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     169,653
          163    KONINKLIJKE VOPAK NV (TRANSPORTATION SERVICES)                                          12,837
        1,258    QIAGEN NV (HEALTH SERVICES)+                                                            28,970
          527    RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                25,044
        3,884    REED ELSEVIER NV (HOLDING & OTHER INVESTMENT OFFICES)                                   47,203
        9,091    ROYAL KPN NV (COMMUNICATIONS)                                                          144,030
          884    SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                               17,689
        3,716    STMICROELECTRONICS (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                    36,990
        1,995    TNT NV (TRANSPORTATION SERVICES)                                                        57,205
        8,919    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                  269,780
        1,514    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                            32,831
                                                                                                      1,567,084
                                                                                                    -----------

NEW ZEALAND: 0.12%
        7,944    AUCKLAND INTERNATIONAL AIRPORT LIMITED (TRANSPORTATION BY AIR)                          10,947
        1,646    CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                              7,483
        3,196    FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                                    18,957
          885    NUFARM LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             6,684
        2,983    SKY CITY ENTERTAINMENT GROUP LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                6,823
       10,406    TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                             16,040
                                                                                                         66,934
                                                                                                    -----------

144 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
NORWAY: 0.66%
  4,861    DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                    $    55,536
  3,558    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                        27,120
  4,141    ORKLA ASA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            36,615
  1,724    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                           8,064
  6,102    STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                        141,277
  4,493    TELENOR ASA (COMMUNICATIONS)                                                                  60,933
  1,000    YARA INTERNATIONAL ASA (CHEMICALS & ALLIED PRODUCTS)                                          43,411
                                                                                                        372,956
                                                                                                    -----------

PORTUGAL: 0.25%
 12,164    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                        13,538
  2,721    BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                             14,700
    932    BRISA-AUTO ESTRADAS DE PORTUGAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
           CONSTRUCTION CONTRACTS)                                                                        7,905
  1,220    CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                        9,219
  9,467    ENERGIAS DE PORTUGAL SA (ELECTRIC, GAS & SANITARY SERVICES)                                   37,631
    799    GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                                   13,878
  1,142    JERONIMO MARTINS (FOOD & KINDRED PRODUCTS)                                                    11,568
  3,172    PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                     35,465
                                                                                                        143,904
                                                                                                    -----------

SINGAPORE: 1.41%
  8,000    ASCENDAS REIT (REAL ESTATE)                                                                   10,980
 14,000    CAPITALAND LIMITED (REAL ESTATE)                                                              39,730
 11,670    CAPITAMALL TRUST (REAL ESTATE)                                                                14,765
  7,000    CAPITAMALLS ASIA LIMITED (REAL ESTATE)                                                        11,308
  3,000    CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                       22,731
 10,000    COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                   11,151
  7,000    COSCO CORPORATION SINGAPORE LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                       6,205
  9,500    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                          97,109
  5,000    FRASER & NEAVE LIMITED (HEALTH SERVICES)                                                      17,156
 34,672    GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                         14,375
  1,122    JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE-DURABLE GOODS)                              23,564
     40    K-REIT ASIA (REAL ESTATE)                                                                         31
  7,000    KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                45,634
  5,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                            7,184
  6,590    OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                            12,201
 14,130    OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                         87,975
  4,980    SEMBCORP INDUSTRIES LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
           SERVICES)                                                                                     14,702
  5,000    SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                            14,976
  2,600    SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)                                            28,250
  5,000    SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                27,342
  9,000    SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                   24,576
  7,000    SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (ENGINEERING, ACCOUNTING, RESEARCH
           MANAGEMENT & RELATED SERVICES)                                                                15,962
 43,000    SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                         97,437
  4,000    STARHUB LIMITED (COMMUNICATIONS)                                                               6,548
  7,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                        96,172
  3,000    UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                     8,363
  7,000    WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                        33,525
  9,000    YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)             7,463
                                                                                                        797,415
                                                                                                    -----------

SOUTH AFRICA: 0.07%
    490    RANDGOLD RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)         37,290
                                                                                                    -----------

                                     Wells Fargo Advantage Master Portfolios 145

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                          VALUE
SPAIN: 3.80%
       1,533    ABERTIS INFRAESTRUCTURAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                CONSTRUCTION CONTRACTS)                                                             $    29,505
         132    ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)               14,639
         724    ACERINOX SA (PRIMARY METAL INDUSTRIES)                                                   14,252
         770    ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (RAILROAD TRANSPORTATION)                     35,526
      19,358    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                            264,858
       4,664    BANCO DE SABADE (DEPOSITORY INSTITUTIONS)                                                25,752
       1,104    BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)+                                           7,038
       4,650    BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                       34,229
      45,146    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                            600,008
       1,471    BANKINTER SA (DEPOSITORY INSTITUTIONS)                                                   12,239
       2,363    CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA
                (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          22,979
       4,355    CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                SERVICES)                                                                                21,581
       1,131    EDP RENOVAVEIS SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)+                                                                      8,837
         928    ENAGAS (ELECTRIC, GAS & SANITARY SERVICES)                                               20,336
         197    FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN
                BUILDING CONSTRUCTION CONTRACTS)                                                          7,212
         945    GAMESA CORPORATION TECNOLOGICA SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   12,955
       1,254    GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                   23,153
         511    GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                8,020
         662    GRIFOLS SA (CHEMICALS & ALLIED PRODUCTS)                                                  9,889
       4,378    IBERDROLA RENOVABLES (ELECTRIC UTILITIES)                                                18,183
      20,013    IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                        169,617
       2,472    IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                 8,641
         510    INDRA SISTEMAS SA (BUSINESS SERVICES)                                                    10,456
       1,173    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                               77,322
       3,791    MAPFRE SA (INSURANCE CARRIERS)                                                           13,907
         589    RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                              31,611
       3,944    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                     93,382
         473    SACYR VALLEHERMOSO SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                4,173
      23,236    TELEFONICA SA (COMMUNICATIONS)                                                          550,470
         690    ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 11,957
                                                                                                      2,162,727
                                                                                                    -----------

SWEDEN: 2.69%
       1,768    ALFA LAVAL AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   26,028
       1,687    ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                33,013
       3,604    ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          55,902
       2,122    ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          29,741
       1,304    ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                               29,798
       1,192    GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                       28,576
       2,780    HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                180,608
         331    HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                               8,916
       2,110    HUSQVARNA AB B SHARES (COMMUNICATIONS)                                                   15,341
       2,400    INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                         46,035
       1,175    KINNEVIK INVESTMENT AB (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                SERVICES)                                                                                21,643
       1,153    LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                               9,765
      17,856    NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                176,196
         600    RATOS AB B SHARES (HOLDING & OTHER INVESTMENT OFFICES)                                   19,901
       5,422    SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           67,769
       1,692    SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                             26,760
       1,707    SECURITAS AB (BUSINESS SERVICES)                                                         18,203
       8,238    SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                       52,630
       2,340    SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)               42,518
       2,140    SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                               38,025
         992    SSAB SVENSKT STAL AB CLASS A (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                17,833

146 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
SWEDEN (continued)
          475    SSAB SVENSKT STAL AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT
                 MACHINERY & TRANSPORTATION EQUIPMENT)+                                             $     7,710
        3,077    SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                  43,381
        2,614    SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                         76,603
        3,300    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                   33,866
        1,625    SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                     38,844
        1,695    TELE2 AB (COMMUNICATIONS)                                                               28,287
       17,587    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                               185,355
       12,411    TELIASONERA AB (COMMUNICATIONS)                                                         88,090
        2,400    VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                             23,765
        5,795    VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                             58,306
                                                                                                      1,529,408
                                                                                                    -----------

SWITZERLAND: 7.69%
       11,997    ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                              262,036
          555    ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                         25,250
          660    ADECCO SA (BUSINESS SERVICES)                                                           37,463
          420    ARYZTA AG (CONSUMER STAPLES)                                                            18,403
          259    BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                22,967
           83    BKW FMB ENERGIE AG (ELECTRIC, GAS & SANITARY SERVICES)                                   6,168
        2,809    COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING
                 INDUSTRIES)                                                                            108,774
        6,119    CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                          315,409
          211    GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                37,761
           41    GIVAUDAN SA (CHEMICALS & ALLIED PRODUCTS)                                               35,968
        1,321    HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                 98,474
        1,093    JULIUS BAER GROUP LIMITED (BANKING)                                                     39,650
        1,093    JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                        13,424
          294    KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                               29,751
            1    LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                          27,077
            5    LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE) (FOOD & KINDRED
                 PRODUCTS)                                                                               11,831
          943    LOGITECH INTERNATIONAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                 15,517
          236    LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                            19,249
       19,013    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                    973,731
          644    NOBEL BIOCARE HOLDING AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       17,224
       11,577    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                              625,294
          140    PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                 11,884
          240    PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                        29,818
        3,854    ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                        625,032
          253    SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                                    22,267
          111    SCHINDLER HOLDING SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                               9,643
           29    SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (PRINTING, PUBLISHING &
                 ALLIED INDUSTRIES)                                                                      39,991
           41    STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                        10,207
          224    SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                            13,320
          166    SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                    52,930
          154    SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                 20,229
        1,857    SWISS REINSURANCE (INSURANCE CARRIERS)                                                  91,406
          125    SWISSCOM AG (COMMUNICATIONS)                                                            45,618
          515    SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                              143,012
       19,347    UBS AG (DEPOSITORY INSTITUTIONS)                                                       314,499
          801    ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                      205,340
                                                                                                      4,376,617
                                                                                                    -----------

UNITED KINGDOM: 20.38%
        4,985    3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                       22,029
          962    ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                                  19,270
        1,725    AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               20,915

                                     Wells Fargo Advantage Master Portfolios 147

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                    VALUE
UNITED KINGDOM (continued)
        7,158    ANGLO AMERICAN PLC (COAL MINING)                                              $   312,181
        2,147    ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                          33,884
        1,939    ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                             28,792
        7,965    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                     355,233
        1,175    AUTONOMY CORPORATION PLC (BUSINESS SERVICES)+                                      32,505
       15,059    AVIVA PLC (INSURANCE CARRIERS)                                                     88,049
       19,270    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                           108,576
        3,541    BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)                                                                15,701
       62,944    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                            344,149
       18,520    BG GROUP PLC (OIL & GAS EXTRACTION)                                               320,527
       12,120    BHP BILLITON PLC (COAL MINING)                                                    415,661
      102,860    BP PLC (OIL & GAS EXTRACTION)                                                     973,065
        2,991    BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                        11,029
       10,966    BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                   377,998
        4,539    BRITISH LAND COMPANY PLC (REAL ESTATE)                                             33,138
        6,126    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                      55,963
       41,747    BT GROUP PLC (COMMUNICATIONS)                                                      78,492
        1,712    BUNZL PLC (BUSINESS SERVICES)                                                      18,731
        2,246    BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                 FABRICS & SIMILAR MATERIALS)                                                       24,352
        7,389    CAIRN ENERGY PLC (ENERGY)+                                                         46,757
        3,342    CAPITA GROUP PLC (BUSINESS SERVICES)                                               38,366
          908    CARNIVAL PLC (AMUSEMENT & RECREATION SERVICES)                                     37,272
          128    CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(a)                                     0
       27,925    CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                  124,544
        5,924    COBHAM PLC (TRANSPORTATION EQUIPMENT)                                              23,103
        9,950    COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                        79,421
       13,607    DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                              228,374
        1,890    DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                 10,715
        1,331    EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                              24,076
        2,498    FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                           13,609
          928    FRESNILLO PLC (MATERIALS)                                                          11,942
        6,900    G4S PLC (SOCIAL SERVICES)                                                          27,381
       28,478    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                 546,890
        3,693    HAMMERSON PLC (REAL ESTATE)                                                        22,047
        4,544    HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                     18,687
       95,440    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                       967,465
        2,686    ICAP PLC (BUSINESS SERVICES)                                                       15,236
        5,531    IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                     168,705
        2,284    INMARSAT PLC (COMMUNICATIONS)                                                      26,203
        1,332    INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS &
                 OTHER LODGE PLACES)                                                                20,860
        8,168    INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                        39,527
        4,385    INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              22,671
        2,179    INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                  17,823
        6,440    J SAINSBURY PLC (FOOD STORES)                                                      32,015
        1,169    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                  30,973
        1,164    KAZAKHMYS PLC (METAL MINING)                                                       26,972
       12,851    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                               41,811
        4,115    LAND SECURITIES GROUP PLC (REAL ESTATE)                                            42,338
       31,457    LEGAL & GENERAL GROUP PLC (INSURANCE AGENTS, BROKERS & SERVICE)                    42,032
        2,675    LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                            20,439
      207,493    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                    197,644
          772    LONDON STOCK EXCHANGE GROUP PLC (SECURITY & COMMODITY BROKERS,
                 DEALERS, EXCHANGES & SERVICES)                                                      8,324
          799    LONMIN PLC (METAL MINING)                                                          24,710
        9,184    MAN GROUP PLC (BUSINESS SERVICES)                                                  33,657
        8,474    MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                             47,592
       13,265    NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)                             129,132

148 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                      VALUE
UNITED KINGDOM (continued)
        1,065    NEW CARPHONE WAREHOUSE (RETAIL, CONSUMER ELECTRONIC PRODUCTS)                     $      2,578
        1,073    NEXT PLC (APPAREL & ACCESSORY STORES)                                                   35,236
       28,717    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                     53,383
        4,357    PEARSON PLC (COMMUNICATIONS)                                                            68,498
        1,074    PETROFAC LIMITED (OIL & GAS EXTRACTION)                                                 19,590
       13,782    PRUDENTIAL PLC (INSURANCE CARRIERS)                                                    114,505
        3,313    RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                  181,844
        6,517    REED ELSEVIER PLC (COMMUNICATIONS)                                                      51,970
       13,673    RESOLUTION LIMITED (INVESTMENT COMPANIES)                                               17,004
        4,544    REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      20,197
        7,531    RIO TINTO PLC (METAL MINING)                                                           446,275
        9,965    ROLLS ROYCE GROUP PLC (TRANSPORTATION EQUIPMENT)                                        90,051
       90,747    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                              60,592
       19,569    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                   566,505
       14,804    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                   407,853
        5,139    SABMILLER PLC (EATING & DRINKING PLACES)                                               150,666
        7,140    SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                              25,906
          637    SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                      13,601
        4,955    SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                      82,786
        3,807    SEGRO PLC (REAL ESTATE)                                                                 18,464
        2,667    SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              24,323
        1,226    SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                    22,232
        3,013    SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             66,480
        4,819    SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                        48,009
        2,088    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  35,995
       10,999    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                       300,020
       12,172    STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                 36,997
        2,131    TALKTALK TELECOM GROUP PLC (COMMUNICATIONS)                                              4,172
       43,172    TESCO PLC (FOOD & KINDRED PRODUCTS)                                                    285,278
        4,491    THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                         18,387
        4,572    TOMKINS PLC (BUSINESS SERVICES)                                                         16,374
        2,895    TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     13,245
        4,816    TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                   91,353
        7,041    UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                 206,749
        3,710    UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                          31,471
          714    VEDANTA RESOURCES PLC (PRIMARY METAL INDUSTRIES)                                        30,078
      288,575    VODAFONE GROUP PLC (COMMUNICATIONS)                                                    665,627
          911    WHITBREAD PLC (EATING & DRINKING PLACES)                                                20,377
       11,394    WILLIAM MORRISON SUPERMARKETS PLC (FOOD STORES)                                         50,747
        1,523    WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                            36,794
        6,738    WPP PLC (COMMUNICATIONS)                                                                69,836
       10,373    XSTRATA PLC (METAL MINING)                                                             196,527
                                                                                                     11,598,128
                                                                                                   ------------
UNITED STATES: 0.07%
            7    CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                           28
            1    NYSE EURONEXT INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                 EXCHANGES & SERVICES)                                                                       30
          319    SYNTHES INCORPORATED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                 FABRICS & SIMILAR MATERIALS)+                                                           39,814
                                                                                                         39,872
                                                                                                   ------------
TOTAL COMMON STOCKS (COST $53,322,369)                                                               55,642,987
                                                                                                   ------------

                                     Wells Fargo Advantage Master Portfolios 149

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

                    SHARES            SECURITY NAME                             EXPIRATION DATE      VALUE
RIGHTS: 0.00%
                       724   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)+             04/09/2010    $         450

TOTAL RIGHTS (COST $0)                                                                                     450
                                                                                                 -------------

WARRANTS: 0.00%
                     2,828   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURE
                             SERVICES)+                                            07/23/2012              253

TOTAL WARRANTS (COST $0)                                                                                   253
                                                                                                 -------------

                                                  DIVIDEND YIELD
PREFERRED STOCKS: 0.34%

     270       BAYERISCHE MOTOREN WERKE AG
               (TRANSPORTATION EQUIPMENT)              1.17%                                             9,556

     439       FRESENIUS AG (HEALTHCARE)               1.31                                             33,145
     956       HENKEL KGAA (CHEMICALS & ALLIED
               PRODUCTS)                               1.32                                             51,468

     476       PORSCHE AG (AUTO & TRUCKS)              0.11                                             29,050
     202       RWE AG (ELECTRIC, GAS & SANITARY
               SERVICES)                               6.26                                             16,613

     565       VOLKSWAGEN AG (TRANSPORTATION
               EQUIPMENT)                              2.36                                             51,816

TOTAL PREFERRED STOCKS (COST $ 156,253)                                                                191,648
                                                                                                 -------------

                                                                         YIELD
SHORT-TERM INVESTMENTS: 0.90%

MUTUAL FUNDS: 0.90%

 511,273       WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)            0.09                         511,273
                                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 511,273)                                                          511,273
                                                                                                 -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $53,989,895)*                                         99.01%                                  56,346,611

OTHER ASSETS AND LIABILITIES, NET                            0.99                                      565,935
                                                          -------                                -------------
TOTAL NET ASSETS                                           100.00%                               $  56,912,546
                                                          -------                                -------------

-------------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $54,833,764 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $      9,144,274
Gross unrealized depreciation                 (7,631,427)
                                        ----------------
Net unrealized appreciation             $      1,512,847

The accompanying notes are an integral part of these financial statements.

150 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 95.11%

AUSTRALIA: 6.19%
   187,200  AMCOR LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)             $ 1,097,702
   600,118  AWB LIMITED (AGRICULTURAL SERVICES)                                                                    525,917
   404,900  BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)     1,081,229
   755,171  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                     2,910,527
   340,400  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                 2,361,503
 1,718,600  GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                                    2,255,215
    29,469  MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                1,277,745
   500,681  METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                            1,902,123
   570,994  MINCOR RESOURCES NL (METAL MINING)                                                                   1,053,185
   368,800  SALLY MALAY MINING LIMITED (METAL MINING)                                                              812,230
   153,900  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                     1,206,073
   210,400  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                           1,332,208
   527,300  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                         1,446,792

                                                                                                                19,262,449
                                                                                                               -----------

AUSTRIA: 0.95%
    32,300  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                             1,356,769
    39,300  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              1,589,763

                                                                                                                 2,946,532
                                                                                                               -----------

BELGIUM: 2.25%
    39,400  DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                                          3,166,330
    53,300  KBC GROEP NV (DEPOSITORY INSTITUTIONS)                                                               2,581,190
    37,000  TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                  1,237,358

                                                                                                                 6,984,878
                                                                                                               -----------

DENMARK: 0.92%
    45,600  DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                1,121,840
    93,000  H. LUNDBECK AS (CHEMICALS & ALLIED PRODUCTS)                                                         1,753,093

                                                                                                                 2,874,933
                                                                                                               -----------

FINLAND: 1.40%
   156,300  NOKIA OYJ (COMMUNICATIONS)                                                                           2,434,060
    82,700  TIETOENATOR OYJ (BUSINESS SERVICES)                                                                  1,914,517

                                                                                                                 4,348,577
                                                                                                               -----------

FRANCE: 9.92%
    54,000  AXA SA (INSURANCE CARRIERS)                                                                          1,201,242
    20,800  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             1,597,398
    31,998  CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                           2,707,615
    74,700  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                         1,307,581
    86,100  FRANCE TELECOM SA (COMMUNICATIONS)                                                                   2,060,095
    31,800  LAGARDERE SCA (COMMUNICATIONS)                                                                       1,286,803
    36,000  RALLYE SA (FOOD STORES)+                                                                             1,328,149
    74,500  SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                                 1,942,033
    79,700  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                      5,941,029
   105,400  SCOR REGROUPE (INSURANCE CARRIERS)                                                                   2,662,105
     4,300  SCOR SE (INSURANCE CARRIERS)                                                                           108,275
    17,600  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           1,106,917
    32,500  THALES SA (TRANSPORTATION EQUIPMENT)                                                                 1,304,593
    48,200  TOTAL SA (OIL & GAS EXTRACTION)                                                                      2,798,056
   130,400  VIVENDI SA (COMMUNICATIONS)                                                                          3,489,913

                                                                                                                30,841,804
                                                                                                               -----------

                                     Wells Fargo Advantage Master Portfolios 151

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

     SHARES  SECURITY NAME                                                                                        VALUE
GERMANY: 8.95%
     33,100  ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                  $ 4,150,107
     69,900  BASF AG (OIL & GAS EXTRACTION)                                                                      4,335,329
     20,100  DEUTSCHE BANK AG (BANKING)                                                                          1,548,255
     77,800  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                       1,290,390
    114,700  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                         4,234,728
     31,000  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                  1,530,773
     22,800  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                  3,699,999
     25,900  NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                               1,334,732
     25,900  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          2,294,809
     78,400  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                          2,695,455
      6,754  VOSSLOH AG (TRANSPORTATION EQUIPMENT)                                                                 721,209

                                                                                                                27,835,786
                                                                                                               -----------

HONG KONG: 2.28%
  2,260,000  CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                           2,407,213
    993,000  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        2,172,043
  1,000,000  UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                      2,503,783

                                                                                                                 7,083,039
                                                                                                               -----------

IRELAND: 0.34%
     79,300  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                      128,314
    225,000  BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                         486,234
    111,500  IRISH LIFE & PERMAMENT GROUP HOLDINGS PLC (DIVERSIFIED FINANCIAL SERVICES, MORTGAGE,
               SAVING, INVESTMENTS & PENSION PRODUCTS)                                                             443,209

                                                                                                                 1,057,757
                                                                                                               -----------

ITALY: 2.63%
    141,055  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)        1,169,768
    688,400  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                        3,849,321
    135,200  ENI SPA (OIL & GAS EXTRACTION)                                                                      3,171,900

                                                                                                                 8,190,989
                                                                                                               -----------

JAPAN: 20.09%
    203,200  ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     2,030,044
     85,600  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                          3,099,326
    266,000  CENTRAL GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                              1,314,494
    208,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        1,243,684
    169,600  COMSYS HOLDINGS CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)       1,641,758
    161,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                      389,197
     90,000  CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  1,395,871
     73,600  EDION CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                 758,122
     63,300  EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                        1,560,664
    378,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                      1,605,156
     57,700  HITACHI CAPITAL CORPORATION (BUSINESS SERVICES)                                                       821,464
    214,000  ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                  1,874,703
     40,300  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                1,622,949
     52,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      337,063
        500  KDDI CORPORATION (COMMUNICATIONS)                                                                   2,588,512
     23,900  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           460,923
     98,000  KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                1,417,221
    148,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
               OPERATIVE BUILDERS)                                                                               1,206,289
    516,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                            3,206,717
     52,200  MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                          1,591,293
     64,100  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                          1,679,805
     97,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                            1,629,982
  1,831,300  MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       3,623,815

152 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

     SHARES   SECURITY NAME                                                                                       VALUE
JAPAN (CONTINUED)
    131,300   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                             $  1,279,434
    213,000   NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                              915,884
    406,500   NIPPON MINING HOLDINGS INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)(a)                    1,936,430
    303,300   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)(a)                                 1,444,819
     14,200   NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED (BUSINESS SERVICES)                                         170,570
     74,600   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                           3,143,908
    168,000   NISSAN SHATAI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                            1,340,550
      1,000   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                            1,523,158
     40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                        1,018,719
    384,000   SANWA SHUTTER CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                  1,281,506
    678,000   SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                  1,312,632
    267,100   SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                         3,071,264
     42,500   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                   1,404,696
     68,700   TAKEDA PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                             3,023,858
     64,200   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             273,308
     62,000   THE KEIYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      299,091
    234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                          926,088
     28,000   TSURUHA HOLDINGS INCORPORATED (GENERAL MERCHANDISE STORES)                                          1,003,316

                                                                                                                 62,468,283
                                                                                                               ------------

NETHERLANDS: 3.28%
    151,800   AEGON NV (INSURANCE CARRIERS)                                                                       1,039,496
     82,761   CSM (FOOD & KINDRED PRODUCTS)                                                                       2,570,967
     77,200   ING GROEP NV (FINANCIAL SERVICES)                                                                     770,765
     52,700   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                    2,349,984
     37,904   KONINKLIJKE TEN CATE NV (EDUCATIONAL SERVICES)                                                        992,160
     39,100   NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                        2,463,607

                                                                                                                 10,186,979
                                                                                                               ------------

NORWAY: 0.94%
    132,000   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                               1,508,076
     61,700   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                               1,428,510

                                                                                                                  2,936,586
                                                                                                               ------------

PORTUGAL: 0.89%
    245,688   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                653,058
    131,400   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                     709,902
    126,300   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                           1,412,120

                                                                                                                  2,775,080
                                                                                                               ------------

SINGAPORE: 0.29%
    606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                                     901,747
                                                                                                               ------------

SPAIN: 4.49%
    185,200   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                        2,533,923
    146,100   BANCO ESPANOL DE CREDITO SA (DEPOSITORY INSTITUTIONS)                                               1,539,174
    430,300   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                        5,718,859
    123,800   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                2,931,201
     52,400   TELEFONICA SA (COMMUNICATIONS)                                                                      1,241,377

                                                                                                                 13,964,534
                                                                                                               ------------

SWEDEN: 2.68%
    120,300   BOLIDEN AB (METAL MINING)                                                                           1,719,381
    113,500   SAAB AB (AEROSPACE, DEFENSE)+                                                                       1,729,081
    101,800   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                              1,435,233

                                     Wells Fargo Advantage Master Portfolios 153

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

    SHARES  SECURITY NAME                                                                                          VALUE
SWEDEN (continued)
    68,600  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                    $   2,010,326
   137,500  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                               1,449,152

                                                                                                                   8,343,173
                                                                                                               -------------

SWITZERLAND: 6.79%
    28,800  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                               2,553,870
   173,900  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                              2,211,683
    27,500  CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                          1,417,512
     3,700  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                            1,358,024
    76,700  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              4,142,702
    28,900  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 1,422,525
     7,500  SWISSCOM AG (COMMUNICATIONS)                                                                           2,737,102
     2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           517,830
     7,800  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                 850,721
    15,200  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                      3,896,586

                                                                                                                  21,108,555
                                                                                                               -------------

UNITED KINGDOM: 19.83%
   190,400  AMLIN PLC (INSURANCE CARRIERS)                                                                         1,121,344
   109,800  ASTRAZENECA PLC (PHARMACEUTICALS)                                                                      4,897,003
   220,500  AVIVA PLC (INSURANCE CARRIERS)                                                                         1,289,247
   242,900  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 1,328,068
   720,100  BP PLC (OIL & GAS EXTRACTION)                                                                          6,812,210
    83,025  BRIT INSURANCE HOLDINGS NV (PROPERTY - CASUALTY INSURANCE)                                               948,077
 1,092,100  BT GROUP PLC (COMMUNICATIONS)                                                                          2,053,346
   328,700  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       1,465,979
    87,468  CHARTER INTERNATIONAL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       996,158
   279,000  DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     1,581,756
   390,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   797,780
   213,300  GLAXOSMITHKLINE PLC (PHARMACEUTICALS)                                                                  4,096,203
   184,200  GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                              1,252,824
   358,800  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                         1,475,537
   323,800  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       3,243,017
    67,900  KAZAKHMYS PLC (METAL MINING)                                                                           1,573,393
   653,600  LOGICACMG PLC (BUSINESS SERVICES)                                                                      1,353,858
   632,790  MARSTON'S PLC (FOOD & KINDRED PRODUCTS)                                                                  880,557
   544,300  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                    2,525,005
   237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             209,403
 1,123,200  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    2,087,957
   315,100  PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                        151,769
   443,900  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                            858,863
    14,300  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     413,616
   264,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   7,273,252
   124,200  SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         1,559,617
   319,900  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              2,204,905
   389,400  THOMAS COOK GROUP PLC (LEISURE)                                                                        1,594,286
    14,800  TOMKINS PLC (BUSINESS SERVICES)                                                                           53,003
 1,698,900  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    3,918,680
   223,600  WH SMITH PUBLIC LIMITED CORPORATION (GENERAL MERCHANDISE STORES)                                       1,648,722

                                                                                                                  61,665,435
                                                                                                               -------------

TOTAL COMMON STOCKS (COST $323,674,421)                                                                          295,777,116
                                                                                                               -------------

154 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

    SHARES  SECURITY NAME                                                  YIELD      VALUE
SHORT-TERM INVESTMENTS: 2.34%

MUTUAL FUNDS: 2.34%
 7,289,152  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                 0.09%  $   7,289,152
                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,289,152)                                         7,289,152
                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $330,963,573)*                                              97.45%             303,066,268

OTHER ASSETS AND LIABILITIES, NET                                  2.55                7,932,668
                                                                -------            -------------
TOTAL NET ASSETS                                                 100.00%           $ 310,998,936
                                                                -------            -------------

----------
(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+     Non-income earning securities.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)   Rate shown is the 7-day annualized yield at period end.

(l)   Investment in an affiliate.

* Cost for federal income tax purposes is $324,949,432 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation       $  31,267,611
Gross unrealized depreciation         (53,150,775)
                                    -------------
Net unrealized depreciation         $ (21,883,164)

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 155

Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 98.43%

AEROSPACE, DEFENSE: 1.09%
    10,650  GOODRICH CORPORATION                                                                               $   751,034
                                                                                                               -----------

APPAREL & ACCESSORY STORES: 0.96%
     7,780  POLO RALPH LAUREN CORPORATION                                                                          661,611
                                                                                                               -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.06%
    18,620  COACH INCORPORATED                                                                                     735,862
                                                                                                               -----------

AUTO PARTS & EQUIPMENT: 1.14%
    23,940  JOHNSON CONTROLS INCORPORATED                                                                          789,781
                                                                                                               -----------

BIOPHARMACEUTICALS: 1.03%
    15,660  GILEAD SCIENCES INCORPORATED+                                                                          712,217
                                                                                                               -----------

BIOTECHNOLOGY: 2.22%
    13,790  AMGEN INCORPORATED+                                                                                    824,090
    12,390  BIOGEN IDEC INCORPORATED+                                                                              710,690

                                                                                                                 1,534,780
                                                                                                               -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.92%
       880  NVR INCORPORATED+                                                                                      639,320
                                                                                                               -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.25%
    26,670  HOME DEPOT INCORPORATED                                                                                862,775
                                                                                                               -----------

BUSINESS SERVICES: 2.13%
    28,420  CA INCORPORATED                                                                                        667,017
    20,790  OMNICOM GROUP INCORPORATED                                                                             806,860

                                                                                                                 1,473,877
                                                                                                               -----------

CHEMICALS & ALLIED PRODUCTS: 2.44%
     8,920  CF INDUSTRIES HOLDINGS INCORPORATED                                                                    813,326
    23,410  E.I. DU PONT DE NEMOURS & COMPANY                                                                      871,788

                                                                                                                 1,685,114
                                                                                                               -----------

COAL MINING: 0.59%
     8,890  PEABODY ENERGY CORPORATION                                                                             406,273
                                                                                                               -----------

COMMUNICATIONS: 1.31%
    48,260  COMCAST CORPORATION CLASS A                                                                            908,253
                                                                                                               -----------

COMPUTER TECHNOLOGIES: 6.56%
     8,890  APPLE INCORPORATED+                                                                                  2,088,528
    21,650  HEWLETT-PACKARD COMPANY                                                                              1,150,698
    10,130  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                          1,299,173

                                                                                                                 4,538,399
                                                                                                               -----------

DATA SERVICES: 1.01%
    21,360  NETAPP INCORPORATED+                                                                                   695,482
                                                                                                               -----------

DEPARTMENT STORES: 1.13%
    19,140  NORDSTROM INCORPORATED~~                                                                               781,869
                                                                                                               -----------

E-COMMERCE/SERVICES: 4.52%
     6,280  AMAZON.COM INCORPORATED+                                                                               852,384
    36,410  EBAY INCORPORATED+                                                                                     981,250
     2,280  GOOGLE INCORPORATED CLASS A+                                                                         1,292,783

                                                                                                                 3,126,417
                                                                                                               -----------

156 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
EATING & DRINKING PLACES: 1.34%
    13,920  MCDONALD'S CORPORATION                                                                             $   928,742
                                                                                                               -----------

ELECTRIC, GAS & SANITARY SERVICES: 1.19%
    16,370  EMERSON ELECTRIC COMPANY                                                                               824,066
                                                                                                               -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 2.51%
    19,610  COOPER INDUSTRIES PLC                                                                                  940,103
    32,460  TEXAS INSTRUMENTS INCORPORATED                                                                         794,296

                                                                                                                 1,734,399
                                                                                                               -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.09%
    28,060  CROWN HOLDINGS INCORPORATED+                                                                           756,498
                                                                                                               -----------

FOOD & KINDRED PRODUCTS: 3.77%
    30,780  ARCHER DANIELS MIDLAND COMPANY                                                                         889,542
    12,290  GENERAL MILLS INCORPORATED                                                                             870,009
    18,600  H.J. HEINZ COMPANY                                                                                     848,346

                                                                                                                 2,607,897
                                                                                                               -----------

FOOD STORES: 1.32%
    37,720  STARBUCKS CORPORATION                                                                                  915,464
                                                                                                               -----------

FURNITURE & FIXTURES: 1.33%
    42,640  LEGGETT & PLATT INCORPORATED                                                                           922,730
                                                                                                               -----------

GENERAL MERCHANDISE STORES: 2.10%
    26,090  WAL-MART STORES INCORPORATED                                                                         1,450,604
                                                                                                               -----------

HEALTH CARE: 1.03%
    12,640  HOSPIRA INCORPORATED+                                                                                  716,056
                                                                                                               -----------

HEALTH SERVICES: 3.68%
    31,120  AMERISOURCEBERGEN CORPORATION                                                                          899,990
    13,950  MCKESSON CORPORATION                                                                                   916,794
    11,300  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   729,528

                                                                                                                 2,546,312
                                                                                                               -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.28%
    20,230  BED BATH & BEYOND INCORPORATED+                                                                        885,265
                                                                                                               -----------

HOUSEHOLD PRODUCTS, WARE: 1.20%
    13,110  PROCTER & GAMBLE COMPANY                                                                               829,470
                                                                                                               -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.41%
    10,040  3M COMPANY                                                                                             839,043
    21,930  CAMERON INTERNATIONAL CORPORATION+                                                                     939,920
    19,120  DOVER CORPORATION                                                                                      893,860
     6,720  JOY GLOBAL INCORPORATED                                                                                380,352

                                                                                                                 3,053,175
                                                                                                               -----------

INSURANCE CARRIERS: 2.77%
    29,890  LINCOLN NATIONAL CORPORATION                                                                           917,623
    16,550  PRUDENTIAL FINANCIAL INCORPORATED                                                                    1,001,275

                                                                                                                 1,918,898
                                                                                                               -----------

                                     Wells Fargo Advantage Master Portfolios 157

Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.41%
    24,390  AGILENT TECHNOLOGIES INCORPORATED+                                                                 $   838,772
    16,120  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 829,213

                                                                                                                 1,667,985
                                                                                                               -----------

MEDIA - COMMUNICATION: 1.22%
    24,970  DIRECTV+                                                                                               844,236
                                                                                                               -----------

MEDICAL EQUIPMENT & SUPPLIES: 1.17%
    17,920  MEDTRONIC INCORPORATED                                                                                 806,938
                                                                                                               -----------

METAL MINING: 0.50%
     4,830  CLIFFS NATURAL RESOURCES INCORPORATED                                                                  342,689
                                                                                                               -----------

MISCELLANEOUS RETAIL: 2.48%
    13,670  COSTCO WHOLESALE CORPORATION                                                                           816,236
    24,270  WALGREEN COMPANY                                                                                       900,174

                                                                                                                 1,716,410
                                                                                                               -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.26%
    13,490  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             868,891
                                                                                                               -----------

NETWORKING: 2.42%
    64,220  CISCO SYSTEMS INCORPORATED+                                                                          1,671,647
                                                                                                               -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.21%
    20,350  AMERICAN EXPRESS COMPANY                                                                               839,641
                                                                                                               -----------

OIL & GAS EXTRACTION: 1.17%
     9,590  OCCIDENTAL PETROLEUM CORPORATION                                                                       810,739
                                                                                                               -----------

PHARMACEUTICALS: 3.39%
    14,360  ABBOTT LABORATORIES                                                                                    756,485
    12,150  JOHNSON & JOHNSON                                                                                      792,180
    21,321  MERCK & COMPANY INCORPORATED                                                                           796,339

                                                                                                                 2,345,004
                                                                                                               -----------

RAILROAD TRANSPORTATION: 1.31%
    16,250  NORFOLK SOUTHERN CORPORATION                                                                           908,213
                                                                                                               -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.31%
     3,310  BLACKROCK INCORPORATED                                                                                 720,786
     4,440  GOLDMAN SACHS GROUP INCORPORATED                                                                       757,597
    22,660  LAZARD LIMITED                                                                                         808,962

                                                                                                                 2,287,345
                                                                                                               -----------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 2.48%
    26,700  BROADCOM CORPORATION CLASS A                                                                           885,906
    46,070  EMC CORPORATION+                                                                                       831,103

                                                                                                                 1,717,009
                                                                                                               -----------

SOFTWARE: 7.11%
    18,360  BMC SOFTWARE INCORPORATED+                                                                             697,680
    19,600  MCAFEE INCORPORATED+                                                                                   786,548
    76,920  MICROSOFT CORPORATION                                                                                2,251,448
    46,040  ORACLE CORPORATION                                                                                   1,182,768

                                                                                                                 4,918,444
                                                                                                               -----------

158 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES  SECURITY NAME                                                                                                VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.17%
    31,810  OWENS CORNING INCORPORATED+                                                                               $   809,246
                                                                                                                      -----------

TELECOMMUNICATIONS: 1.11%
    17,950  AMERICAN TOWER CORPORATION CLASS A+                                                                           764,850
                                                                                                                      -----------

TOBACCO PRODUCTS: 1.36%
    17,990  PHILIP MORRIS INTERNATIONAL                                                                                   938,358
                                                                                                                      -----------

TRANSPORTATION BY AIR: 1.35%
    70,420  SOUTHWEST AIRLINES COMPANY                                                                                    930,952
                                                                                                                      -----------

TRANSPORTATION EQUIPMENT: 1.21%
    12,780  NORTHROP GRUMMAN CORPORATION                                                                                  837,985
                                                                                                                      -----------

WHOLESALE TRADE-DURABLE GOODS: 2.42%
    12,030  KIMBERLY-CLARK CORPORATION                                                                                    756,446
     8,480  W.W. GRAINGER INCORPORATED                                                                                    916,858

                                                                                                                        1,673,304
                                                                                                                      -----------

TOTAL COMMON STOCKS (COST $56,309,649)                                                                                 68,092,526
                                                                                                                      -----------

 PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 1.77%

COLLATERAL INVESTED IN OTHER ASSETS: 1.77%
$   30,988  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $30,988)                                                       0.01%       04/01/2010        30,988
     9,279  CALCASIEU PARISH LA+/-ss                                                         0.40        12/01/2027         9,279
    12,759  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                      0.38        06/01/2028        12,759
   255,649  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $255,649)                        0.02        04/01/2010       255,649
     6,142  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                        0.25        10/01/2038         6,142
    18,559  COOK COUNTY IL+/-ss                                                              0.25        11/01/2030        18,559
    23,240  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $23,240)                         0.03        04/01/2010        23,240
    35,679  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $35,679)                         0.01        04/01/2010        35,679
   548,971  GRYPHON FUNDING LIMITED(a)(i)                                                    0.00        08/05/2010       225,627
     3,828  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                            0.33        11/01/2042         3,828
    11,599  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                          0.28        07/01/2029        11,599
     4,640  INDIANA MUNICIPAL POWER AGENCY+/-ss                                              0.30        01/01/2018         4,640
   154,939  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $154,939)                        0.01        04/01/2010       154,939
     6,959  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                           0.30        04/15/2025         6,959
     4,640  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                         0.34        01/01/2018         4,640
    13,559  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                         0.33        01/01/2034        13,559
    20,878  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                0.34        07/01/2032        20,878
     6,959  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                0.32        12/15/2040         6,960
   700,322  VFNC CORPORATION+/-(a)(i)++                                                      0.25        09/30/2010       378,174

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,115,706)                                                               1,224,098
                                                                                                                      -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $57,425,355)*                                                             100.20%                                69,316,624

OTHER ASSETS AND LIABILITIES, NET                                                (0.20)                                  (141,494)
                                                                                ------                                -----------

TOTAL NET ASSETS                                                                100.00%                               $69,175,130
                                                                                ------                                -----------

                                     Wells Fargo Advantage Master Portfolios 159

Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

----------
+       Non-income earning securities.

~~      All or a portion of this security is on loan.

+/-     Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)     Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is $58,793,841 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $  12,152,090
Gross unrealized depreciation              (1,629,307)
                                        -------------
Net unrealized appreciation             $  10,522,783

The accompanying notes are an integral part of these financial statements.

160 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 97.49%

BIOPHARMACEUTICALS: 2.28%
   288,240  GENZYME CORPORATION+                                                                               $ 14,939,479
                                                                                                               ------------

BIOTECHNOLOGY: 0.95%
   103,600  AMGEN INCORPORATED+                                                                                   6,191,136
                                                                                                               ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.83%
   323,200  FASTENAL COMPANY~~                                                                                   15,510,368
   664,400  LOWE'S COMPANIES INCORPORATED                                                                        16,105,056

                                                                                                                 31,615,424
                                                                                                               ------------

BUSINESS SERVICES: 2.75%
   210,500  AUTOMATIC DATA PROCESSING INCORPORATED                                                                9,360,935
   118,200  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                 8,672,334

                                                                                                                 18,033,269
                                                                                                               ------------

COMMERCIAL SERVICES: 3.23%
   689,600  PAYCHEX INCORPORATED                                                                                 21,170,720
                                                                                                               ------------

COMPUTER TECHNOLOGIES: 6.65%
   185,400  APPLE INCORPORATED+                                                                                  43,556,022
                                                                                                               ------------

E-COMMERCE/SERVICES: 12.50%
   214,800  AMAZON.COM INCORPORATED+                                                                             29,154,804
   356,770  EBAY INCORPORATED+                                                                                    9,614,952
    76,100  GOOGLE INCORPORATED CLASS A+                                                                         43,149,461

                                                                                                                 81,919,217
                                                                                                               ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.39%
   322,000  LINEAR TECHNOLOGY CORPORATION                                                                         9,106,160
                                                                                                               ------------

GENERAL MERCHANDISE STORES: 8.25%
   157,600  KOHL'S CORPORATION+                                                                                   8,633,328
   538,860  TARGET CORPORATION                                                                                   28,344,036
   306,700  WAL-MART STORES INCORPORATED                                                                         17,052,520

                                                                                                                 54,029,884
                                                                                                               ------------

MEDICAL EQUIPMENT & SUPPLIES: 3.60%
   524,010  MEDTRONIC INCORPORATED                                                                               23,596,170
                                                                                                               ------------

NETWORKING: 6.45%
 1,624,443  CISCO SYSTEMS INCORPORATED+                                                                          42,284,251
                                                                                                               ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.05%
   147,300  VISA INCORPORATED CLASS A                                                                            13,408,719
                                                                                                               ------------

OIL & GAS EXTRACTION: 1.51%
   156,300  SCHLUMBERGER LIMITED                                                                                  9,913,718
                                                                                                               ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.27%
 1,744,537  CHARLES SCHWAB CORPORATION                                                                           32,605,397
    27,000  CME GROUP INCORPORATED                                                                                8,534,970
   185,400  FRANKLIN RESOURCES INCORPORATED                                                                      20,560,860
   305,490  GOLDMAN SACHS GROUP INCORPORATED                                                                     52,125,759
   345,200  T. ROWE PRICE GROUP INCORPORATED                                                                     18,961,836

                                                                                                                132,788,822
                                                                                                               ------------

                                     Wells Fargo Advantage Master Portfolios 161

Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 6.01%
   827,800  EMC CORPORATION+                                                                                   $ 14,933,512
 1,098,570  INTEL CORPORATION                                                                                    24,454,168

                                                                                                                 39,387,680
                                                                                                               ------------

SOFTWARE: 6.11%
 1,367,598  MICROSOFT CORPORATION                                                                                40,029,593
                                                                                                               ------------

TELECOMMUNICATIONS: 4.39%
   684,900  QUALCOMM INCORPORATED                                                                                28,758,951
                                                                                                               ------------

TRANSPORTATION SERVICES: 4.27%
   257,000  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                 14,353,450
   368,500  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                  13,605,020

                                                                                                                 27,958,470
                                                                                                               ------------

TOTAL COMMON STOCKS (COST $539,527,091)                                                                         638,687,685
                                                                                                               ------------

 PRINCIPAL                                                                      INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 0.95%

COLLATERAL INVESTED IN OTHER ASSETS: 0.95%
$  150,763  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
              VALUE $150,763)                                                        0.01%       04/01/2010         150,763
    45,145  CALCASIEU PARISH LA+/-ss                                                 0.40        12/01/2027          45,145
    62,075  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.38        06/01/2028          62,075
 1,243,780  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,243,781)                 0.02        04/01/2010       1,243,780
    29,881  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.25        10/01/2038          29,881
    90,291  COOK COUNTY IL+/-ss                                                      0.25        11/01/2030          90,291
   113,067  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $113,067)                   0.03        04/01/2010         113,067
   173,584  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $173,584)                   0.01        04/01/2010         173,584
 2,904,320  GRYPHON FUNDING LIMITED(a)(i)                                            0.00        08/05/2010       1,193,676
    18,623  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.33        11/01/2042          18,623
    56,432  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28        07/01/2029          56,432
    22,573  INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.30        01/01/2018          22,573
   753,805  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $753,805)                   0.01        04/01/2010         753,805
    33,859  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.30        04/15/2025          33,859
    22,573  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.34        01/01/2018          22,573
    65,969  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.33        01/01/2034          65,969
   101,577  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.34        07/01/2032         101,577
    33,859  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.32        12/15/2040          33,858
 3,705,039  VFNC CORPORATION+/-(a)(i)++                                              0.25        09/30/2010       2,000,721

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,638,803)                                                         6,212,252
                                                                                                               ------------

162 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

    SHARES  SECURITY NAME                                              YIELD        VALUE
SHORT-TERM INVESTMENTS: 1.21%

MUTUAL FUNDS: 1.21%
 7,933,097  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)             0.09%   $   7,933,097
                                                                                -------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,933,097)                                      7,933,097

TOTAL INVESTMENTS IN SECURITIES
(COST $553,098,991)*                                            99.65%            652,833,034

OTHER ASSETS AND LIABILITIES, NET                                0.35               2,269,501
                                                               ------           -------------

TOTAL NET ASSETS                                               100.00%          $ 655,102,535
                                                               ------           -------------

----------
+       Non-income earning securities.

~~      All or a portion of this security is on loan.

+/-     Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)     Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)     Rate shown is the 7-day annualized yield at period end.

(l)     Investment in an affiliate.

* Cost for federal income tax purposes is $594,219,738 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $  131,394,619
Gross unrealized depreciation                  (72,781,323)
                                            --------------
Net unrealized appreciation                 $   58,613,296

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 163

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 98.89%

AEROSPACE, DEFENSE: 0.22%
     8,760  AAR CORPORATION+                                                                                   $   217,425
                                                                                                               -----------

APPAREL & ACCESSORY STORES: 3.75%
    13,249  CARTER'S INCORPORATED+                                                                                 399,457
     6,164  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                           274,606
     8,098  CHRISTOPHER & BANKS CORPORATION                                                                         64,784
    13,432  DRESS BARN INCORPORATED+                                                                               351,381
    12,743  FINISH LINE INCORPORATED CLASS A                                                                       207,966
     6,744  GYMBOREE CORPORATION+                                                                                  348,193
     9,967  HOT TOPIC INCORPORATED                                                                                  64,786
     4,116  JOS. A. BANK CLOTHIERS INCORPORATED+                                                                   224,939
    21,337  LIZ CLAIBORNE INCORPORATED+                                                                            158,534
     4,852  MAIDENFORM BRANDS INCORPORATED+                                                                        106,016
    11,764  MEN'S WEARHOUSE INCORPORATED                                                                           281,630
    28,938  QUIKSILVER INCORPORATED+                                                                               136,877
     7,550  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                  274,216
     8,565  STAGE STORES INCORPORATED                                                                              131,815
     5,729  THE BUCKLE INCORPORATED                                                                                210,598
     6,657  THE CATO CORPORATION CLASS A                                                                           142,726
     5,703  TRUE RELIGION APPAREL INCORPORATED+                                                                    173,143
     3,729  VOLCOM INCORPORATED+                                                                                    72,790
     4,697  ZUMIEZ INCORPORATED+                                                                                    96,242

                                                                                                                 3,720,699
                                                                                                               -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.13%
     4,774  LITHIA MOTORS INCORPORATED CLASS A+                                                                     30,554
     8,916  SONIC AUTOMOTIVE INCORPORATED+                                                                          98,076

                                                                                                                   128,630
                                                                                                               -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.20%
     3,205  MIDAS INCORPORATED+                                                                                     36,152
     4,466  MONRO MUFFLER BRAKE INCORPORATED                                                                       159,704

                                                                                                                   195,856
                                                                                                               -----------

BIOTECHNOLOGY: 0.47%
    13,046  CUBIST PHARMACEUTICALS INCORPORATED+                                                                   294,057
     7,488  MARTEK BIOSCIENCES CORPORATION+                                                                        168,555

                                                                                                                   462,612
                                                                                                               -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.16%
     4,167  M/I HOMES INCORPORATED+                                                                                 61,047
    22,113  STANDARD-PACIFIC CORPORATION+                                                                           99,951

                                                                                                                   160,998
                                                                                                               -----------

BUSINESS SERVICES: 8.02%
    10,514  ABM INDUSTRIES INCORPORATED                                                                            222,897
     5,006  ADMINISTAFF INCORPORATED                                                                               106,828
     7,342  AMN HEALTHCARE SERVICES INCORPORATED+                                                                   64,610
     5,982  ARBITRON INCORPORATED                                                                                  159,480
    10,025  BLACKBAUD INCORPORATED                                                                                 252,530
     9,363  BLUE COAT SYSTEMS INCORPORATED+                                                                        290,628
    11,792  BRADY CORPORATION CLASS A                                                                              366,967
     6,782  CACI INTERNATIONAL INCORPORATED CLASS A+                                                               331,301
    15,590  CIBER INCORPORATED+                                                                                     58,307

164 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
     8,925  COGNEX CORPORATION                                                                                 $   165,023
     5,135  COMPELLENT TECHNOLOGIES INCORPORATED+                                                                   90,119
     2,197  COMPUTER PROGRAMS & SYSTEMS INCORPORATED                                                                85,859
     5,451  COMSCORE INCORPORATED+                                                                                  90,977
     9,670  CONCUR TECHNOLOGIES INCORPORATED+                                                                      396,567
     8,021  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                168,120
    15,877  CYBERSOURCE CORPORATION+                                                                               280,070
     9,094  DEALERTRACK HOLDINGS INCORPORATED+                                                                     155,326
     6,800  EBIX INCORPORATED+~~                                                                                   108,596
    12,868  ECLIPSYS CORPORATION+                                                                                  255,816
     3,335  FORRESTER RESEARCH INCORPORATED+                                                                       100,283
    11,617  GEO GROUP INCORPORATED+                                                                                230,249
     5,673  GERBER SCIENTIFIC INCORPORATED+                                                                         35,229
     9,784  HEALTHCARE SERVICES GROUP                                                                              219,064
     8,443  HEARTLAND PAYMENT SYSTEMS INCORPORATED                                                                 157,040
     3,842  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                        107,691
     7,960  INFOSPACE INCORPORATED+                                                                                 87,958
     3,914  INTEGRAL SYSTEMS INCORPORATED MD+                                                                       37,692
     2,876  INTERACTIVE INTELLIGENCE INCORPORATED+                                                                  53,752
     5,982  KELLY SERVICES INCORPORATED CLASS A+                                                                    99,660
     4,082  LOJACK CORPORATION+                                                                                     16,859
     5,088  MANHATTAN ASSOCIATES INCORPORATED+                                                                     129,642
     1,560  NCI INCORPORATED+                                                                                       47,159
     7,782  NETSCOUT SYSTEMS INCORPORATED+                                                                         115,096
     6,761  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                              37,253
     7,269  OMNICELL INCORPORATED+                                                                                 101,984
     8,123  ON ASSIGNMENT INCORPORATED+                                                                             57,917
     4,203  PCTEL INCORPORATED+                                                                                     25,975
     6,785  PERFICIENT INCORPORATED+                                                                                76,467
     9,742  PHASE FORWARD INCORPORATED+                                                                            127,328
     7,882  PHOENIX TECHNOLOGIES LIMITED+                                                                           25,380
     3,773  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+~~                                                          207,025
     4,258  QUALITY SYSTEMS INCORPORATED                                                                           261,612
     6,186  RADIANT SYSTEMS INCORPORATED+                                                                           88,274
     5,349  RADISYS CORPORATION+                                                                                    47,927
     1,961  REWARDS NETWORK INCORPORATED                                                                            26,277
    11,609  SFN GROUP INCORPORATED+                                                                                 92,988
     2,679  STARTEK INCORPORATED+                                                                                   18,619
     4,557  STRATASYS INCORPORATED+                                                                                111,100
     9,066  SYKES ENTERPRISES INCORPORATED+                                                                        207,067
     4,738  SYNNEX CORPORATION+                                                                                    140,055
     8,632  TALEO CORPORATION CLASS A+                                                                             223,655
     7,229  TELETECH HOLDINGS INCORPORATED+                                                                        123,471
     6,754  THE KNOT INCORPORATED+                                                                                  52,816
    15,205  THQ INCORPORATED+                                                                                      106,587
     9,906  TRUEBLUE INCORPORATED+                                                                                 153,543
    19,119  UNITED ONLINE INCORPORATED                                                                             143,010
     5,088  USA MOBILITY INCORPORATED                                                                               64,465
     4,624  VIAD CORPORATION                                                                                        95,023
     2,720  VOLT INFORMATION SCIENCE INCORPORATED+                                                                  27,771
     9,738  WEBSENSE INCORPORATED+                                                                                 221,734

                                                                                                                 7,952,718
                                                                                                               -----------

                                     Wells Fargo Advantage Master Portfolios 165

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
CASINO & GAMING: 0.18%
     2,539  MONARCH CASINO & RESORT INCORPORATED+                                                              $    21,683
     6,147  MULTIMEDIA GAMES INCORPORATED+                                                                          23,973
    13,520  PINNACLE ENTERTAINMENT INCORPORATED+                                                                   131,685

                                                                                                                   177,341
                                                                                                               -----------

CHEMICALS & ALLIED PRODUCTS: 2.20%
     4,643  AMERICAN VANGUARD CORPORATION                                                                           37,840
     5,647  ARCH CHEMICALS INCORPORATED                                                                            194,200
     6,340  ARQULE INCORPORATED+                                                                                    36,518
     6,296  BALCHEM CORPORATION                                                                                    155,196
     6,597  CAMBREX CORPORATION+                                                                                    26,718
     3,742  EMERGENT BIOSOLUTIONS INCORPORATED+                                                                     62,828
    10,962  HB FULLER COMPANY                                                                                      254,428
     3,515  MANNATECH INCORPORATED                                                                                  11,740
     2,635  NEWMARKET CORPORATION                                                                                  271,379
     6,875  OM GROUP INCORPORATED+                                                                                 232,925
    13,071  PAREXEL INTERNATIONAL CORPORATION+                                                                     304,685
     2,558  PENFORD CORPORATION                                                                                     26,220
    20,824  POLYONE CORPORATION+                                                                                   213,238
     2,506  QUAKER CHEMICAL CORPORATION                                                                             67,938
     1,715  STEPAN COMPANY                                                                                          95,851
     3,924  SURMODICS INCORPORATED+                                                                                 82,169
     4,863  ZEP INCORPORATED                                                                                       106,402

                                                                                                                 2,180,275
                                                                                                               -----------

COAL MINING: 0.25%
    10,218  PENN VIRGINIA CORPORATION                                                                              250,341
                                                                                                               -----------

COMMERCIAL SERVICES: 1.03%
     5,789  HMS HOLDINGS CORPORATION+                                                                              295,181
    32,006  LIVE NATION INCORPORATED+                                                                              464,087
     8,599  WRIGHT EXPRESS CORPORATION+                                                                            259,002

                                                                                                                 1,018,270
                                                                                                               -----------

COMMUNICATIONS: 1.26%
     6,496  ANIXTER INTERNATIONAL INCORPORATED+                                                                    304,338
     4,171  AUDIOVOX CORPORATION CLASS A+                                                                           32,450
    15,788  BRIGHTPOINT INCORPORATED+                                                                              118,884
     6,045  CBEYOND INCORPORATED+                                                                                   82,696
    10,040  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                             57,931
     7,412  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                          123,780
    10,165  J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                 237,861
     7,568  NEUTRAL TANDEM INCORPORATION+                                                                          120,937
     6,941  NOVATEL WIRELESS INCORPORATED+                                                                          46,713
     6,717  NTELOS HOLDINGS CORPORATION                                                                            119,495

                                                                                                                 1,245,085
                                                                                                               -----------

COMPUTERS-INTEGRATED SYSTEMS: 0.05%
     4,521  AGILYSYS INCORPORATED                                                                                   50,500
                                                                                                               -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.23%
     5,116  CHEMED CORPORATION                                                                                     278,208
     8,532  COMFORT SYSTEMS USA INCORPORATED                                                                       106,565
     4,240  DREW INDUSTRIES INCORPORATED+                                                                           93,365
     8,804  DYCOM INDUSTRIES INCORPORATED+                                                                          77,211
    14,899  EMCOR GROUP INCORPORATED+                                                                              366,962

166 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
     8,805  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                      $   234,301
     5,919  MATRIX SERVICE COMPANY+                                                                                 63,688

                                                                                                                 1,220,300
                                                                                                               -----------

DEPOSITORY INSTITUTIONS: 6.62%
    10,233  BANK MUTUAL CORPORATION                                                                                 66,515
     2,925  BANK OF THE OZARKS INCORPORATED                                                                        102,931
    14,602  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                         107,617
    13,283  BROOKLINE BANCORP INCORPORATED                                                                         141,331
     3,576  CITY HOLDING COMPANY                                                                                   122,621
     6,337  COLUMBIA BANKING SYSTEM INCORPORATED                                                                   128,704
     7,368  COMMUNITY BANK SYSTEM INCORPORATED                                                                     167,843
     5,727  DIME COMMUNITY BANCSHARES                                                                               72,332
    20,760  EAST WEST BANCORP INCORPORATED                                                                         361,639
    17,076  FIRST BANCORP PUERTO RICO                                                                               41,153
    17,148  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                               115,063
    11,039  FIRST FINANCIAL BANCORP                                                                                196,384
     4,689  FIRST FINANCIAL BANKSHARE                                                                              241,718
    16,657  FIRST MIDWEST BANCORP INCORPORATED                                                                     225,702
    16,182  GLACIER BANCORP INCORPORATED                                                                           246,452
     6,385  HANCOCK HOLDING COMPANY                                                                                266,957
    11,521  HANMI FINANCIAL CORPORATION+~~                                                                          27,650
     4,397  HOME BANCSHARES INCORPORATED                                                                           116,257
     4,709  INDEPENDENT BANK CORPORATION                                                                           116,124
     7,286  NARA BANK NATIONAL ASSOCIATION                                                                          63,825
    28,335  NATIONAL PENN BANCSHARES INCORPORATED                                                                  195,512
     7,743  NBT BANCORP INCORPORATED                                                                               176,928
    19,616  OLD NATIONAL BANCORP                                                                                   234,411
     7,493  PINNACLE FINANCIAL PARTNERS INCORPORATED+                                                              113,219
    13,162  PRIVATEBANCORP INCORPORATED                                                                            180,319
     5,433  S&T BANCORP INCORPORATED                                                                               113,550
     9,134  SIGNATURE BANK+                                                                                        338,415
     3,468  SIMMONS FIRST NATIONAL CORPORATION                                                                      95,613
    48,481  SOUTH FINANCIAL GROUP INCORPORATED~~                                                                    33,515
     6,017  STERLING BANCORPORATION                                                                                 60,471
    22,320  STERLING BANCSHARES INCORPORATED                                                                       124,546
    27,897  SUSQUEHANNA BANCSHARES INCORPORATED                                                                    273,670
     1,732  TOMPKINS TRUST COMPANY INCORPORATED                                                                     63,183
    17,273  TRUSTCO BANK CORPORATION                                                                               106,574
     6,734  UMB FINANCIAL CORPORATION                                                                              273,400
    25,745  UMPQUA HOLDINGS CORPORATION                                                                            341,379
     8,601  UNITED BANKSHARES INCORPORATED~~                                                                       225,518
    18,602  UNITED COMMUNITY BANKS INCORPORATED+                                                                    82,035
    21,704  WHITNEY HOLDING CORPORATION                                                                            299,298
     4,368  WILSHIRE BANCORP INCORPORATED                                                                           48,179
     6,782  WINTRUST FINANCIAL CORPORATION                                                                         252,358

                                                                                                                 6,560,911
                                                                                                               -----------

DURABLE GOODS - CONSUMER: 0.05%
     4,291  STURM, RUGER & COMPANY INCORPORATED                                                                     51,449
                                                                                                               -----------

E-COMMERCE/SERVICES: 0.15%
     6,963  NUTRI SYSTEM INCORPORATED                                                                              124,011
     2,627  STAMPS.COM INCORPORATED+                                                                                26,533

                                                                                                                   150,544
                                                                                                               -----------

                                     Wells Fargo Advantage Master Portfolios 167

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
EATING & DRINKING PLACES: 2.53%
     4,759  BJ'S RESTAURANTS INCORPORATED+                                                                     $   110,885
     4,063  BUFFALO WILD WINGS INCORPORATED+                                                                       195,471
     5,442  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                  91,371
     4,994  CEC ENTERTAINMENT INCORPORATED+                                                                        190,221
    12,418  CKE RESTAURANTS INCORPORATED                                                                           137,467
     5,149  CRACKER BARREL OLD COUNTRY STORE INCORPORATED                                                          238,811
     3,427  DINEEQUITY INCORPORATED+                                                                               135,469
    12,436  JACK IN THE BOX INCORPORATED+                                                                          292,868
     1,816  LANDRY'S RESTAURANTS INCORPORATED+                                                                      32,543
     4,220  O'CHARLEYS INCORPORATED+                                                                                37,727
     5,160  P.F. CHANG'S CHINA BISTRO INCORPORATED+                                                                227,711
     4,769  PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                 122,611
     3,514  RED ROBIN GOURMET BURGERS INCORPORATED+                                                                 85,882
    14,512  RUBY TUESDAY INCORPORATED+                                                                             153,392
     6,415  RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                  34,000
    13,746  SONIC CORPORATION+                                                                                     151,893
       274  STEAK'N SHAKE COMPANY+                                                                                 104,468
    11,610  TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                  161,263

                                                                                                                 2,504,053
                                                                                                               -----------

EDUCATIONAL SERVICES: 0.60%
     4,118  AMERICAN PUBLIC EDUCATION INCORPORATED+                                                                191,899
     3,273  CAPELLA EDUCATION COMPANY+                                                                             303,865
     4,562  UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                                            104,105

                                                                                                                   599,869
                                                                                                               -----------

ELECTRIC, GAS & SANITARY SERVICES: 3.33%
     6,741  ALLETE INCORPORATED                                                                                    225,689
     4,165  AMERICAN STATES WATER COMPANY                                                                          144,526
    12,326  AVISTA CORPORATION                                                                                     255,271
     2,630  CENTRAL VERMONT PUBLIC SERVICE                                                                          53,047
     3,556  CH ENERGY GROUP INCORPORATED                                                                           145,227
     9,884  EL PASO ELECTRIC COMPANY+                                                                              203,610
     5,009  LACLEDE GROUP INCORPORATED                                                                             168,903
     9,319  NEW JERSEY RESOURCES                                                                                   350,022
     5,967  NORTHWEST NATURAL GAS COMPANY                                                                          278,062
    16,451  PIEDMONT NATURAL GAS COMPANY                                                                           453,719
     6,708  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                   281,669
    10,177  SOUTHWEST GAS CORPORATION                                                                              304,496
     6,735  UIL HOLDINGS CORPORATION                                                                               185,213
     8,087  UNISOURCE ENERGY CORPORATION                                                                           254,255

                                                                                                                 3,303,709
                                                                                                               -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.23%
     5,892  ACTEL CORPORATION+                                                                                      81,604
     9,769  ACUITY BRANDS INCORPORATED                                                                             412,349
    27,083  ADAPTEC INCORPORATED+                                                                                   88,561
     7,471  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                               123,720
     5,126  AO SMITH CORPORATION                                                                                   269,474
     2,993  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                  58,603
    28,210  ARRIS GROUP INCORPORATED+                                                                              338,802
     7,102  ATMI INCORPORATED+                                                                                     137,140
     2,780  AZZ INCORPORATED                                                                                        94,103
     9,441  BALDOR ELECTRIC COMPANY                                                                                353,093
     2,619  BEL FUSE INCORPORATED CLASS B                                                                           52,773

168 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
    14,330  BENCHMARK ELECTRONICS INCORPORATED+                                                                $   297,204
     5,717  CERADYNE INCORPORATED+                                                                                 129,719
     8,798  CHECKPOINT SYSTEMS INCORPORATED+                                                                       194,612
     6,361  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                203,488
     7,643  CTS CORPORATION                                                                                         71,997
     3,488  CUBIC CORPORATION                                                                                      125,568
     6,756  CYMER INCORPORATED+                                                                                    251,999
    36,456  CYPRESS SEMICONDUCTOR CORPORATION+                                                                     419,244
     7,876  DIODES INCORPORATED+                                                                                   176,422
     3,978  DIONEX CORPORATION+                                                                                    297,475
     5,153  DSP GROUP INCORPORATED+                                                                                 42,924
     3,937  DTS INCORPORATED+                                                                                      134,015
     6,203  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                             79,460
     3,436  EMS TECHNOLOGIES INCORPORATED+                                                                          57,038
     9,859  EXAR CORPORATION+                                                                                       69,506
     5,224  GREATBATCH INCORPORATED+                                                                               110,697
    21,722  HARMONIC INCORPORATED+                                                                                 137,066
     6,870  HELEN OF TROY LIMITED+                                                                                 179,032
     4,827  HITTITE MICROWAVE CORPORATION+                                                                         212,243
     5,256  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                     32,797
     4,914  LITTELFUSE INCORPORATED+                                                                               186,781
     6,994  MAGNETEK INCORPORATED+                                                                                  11,750
     5,302  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                  72,743
     8,378  METHODE ELECTRONICS INCORPORATED                                                                        82,942
     9,677  MICREL INCORPORATED                                                                                    103,157
    18,663  MICROSEMI CORPORATION+                                                                                 323,616
    10,210  MOOG INCORPORATED CLASS A+                                                                             361,638
     1,080  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                128,423
     4,622  PARK ELECTROCHEMICAL CORPORATION                                                                       132,836
     5,760  PERICOM SEMICONDUCTOR+                                                                                  61,690
     8,950  PLEXUS CORPORATION+                                                                                    322,469
     1,960  POWELL INDUSTRIES INCORPORATED+                                                                         63,759
     3,550  ROGERS CORPORATION+                                                                                    102,986
    39,549  SKYWORKS SOLUTIONS INCORPORATED+~~                                                                     616,964
     5,025  STANDARD MICROSYSTEMS CORPORATION+                                                                     116,982
     2,910  SUPERTEX INCORPORATED+                                                                                  74,467
     9,808  SYMMETRICOM INCORPORATED+                                                                               57,181
     7,540  SYNAPTICS INCORPORATED+                                                                                208,179
     9,280  TECHNITROL INCORPORATED                                                                                 48,998
    15,175  TEKELEC+                                                                                               275,578
    11,209  TESSERA TECHNOLOGIES INCORPORATED+                                                                     227,319
     2,856  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                  17,964
    34,525  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                   241,675
     9,714  TTM TECHNOLOGIES INCORPORATED+                                                                          86,260
     3,081  UNIVERSAL ELECTRONICS INCORPORATED+                                                                     68,830
    16,731  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                554,131
     8,557  VIASAT INCORPORATED+                                                                                   296,158
     4,406  VICOR CORPORATION+                                                                                      60,847

                                                                                                                10,139,051
                                                                                                               -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.39%
     2,860  CDI CORPORATION                                                                                         41,928
     9,488  ERESEARCH TECHNOLOGY INCORPORATED+                                                                      65,562
     3,075  EXPONENT INCORPORATED+                                                                                  87,699
     2,110  LANDAUER INCORPORATED                                                                                  137,614
     3,912  MAXMUS INCORPORATED                                                                                    238,358

                                     Wells Fargo Advantage Master Portfolios 169

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (CONTINUED)
    14,515  REGENERON PHARMACEUTICAL INCORPORATED+                                                             $   384,502
     3,630  STANLEY INCORPORATED+                                                                                  102,693
    13,879  TETRA TECH INCORPORATED+                                                                               319,772

                                                                                                                 1,378,128
                                                                                                               -----------

ENVIRONMENTAL CONTROL: 0.22%
    12,596  CALGON CARBON CORPORATION+                                                                             215,644
                                                                                                               -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.96%
     9,924  GRIFFON CORPORATION+                                                                                   123,653
     3,216  GULF ISLAND FABRICATION INCORPORATED                                                                    69,948
     8,159  MOBILE MINI INCORPORATED+                                                                              126,383
     4,069  NCI BUILDING SYSTEMS INCORPORATED+                                                                      44,922
     8,512  QUANEX BUILDING PRODUCTS CORPORATION                                                                   140,703
     8,668  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                             240,624
     6,603  WATTS WATER TECHNOLOGIES INCORPORATED                                                                  205,089

                                                                                                                   951,322
                                                                                                               -----------

FOOD & KINDRED PRODUCTS: 1.84%
     2,277  BOSTON BEER COMPANY INCORPORATED+                                                                      118,996
     2,839  CAL-MAINE FOODS INCORPORATED                                                                            96,214
    18,503  DARLING INTERNATIONAL INCORPORATED+                                                                    165,787
     4,754  DIAMOND FOODS INCORPORATED                                                                             199,858
     3,186  J & J SNACK FOODS CORPORATION                                                                          138,495
     7,211  LANCE INCORPORATED                                                                                     166,790
     2,924  PEET'S COFFEE & TEA INCORPORATED+                                                                      115,937
     3,943  SANDERSON FARMS INCORPORATED                                                                           211,384
     7,729  TREEHOUSE FOODS INCORPORATED+                                                                          339,071
     9,693  UNITED NATURAL FOODS INCORPORATED+                                                                     272,664

                                                                                                                 1,825,196
                                                                                                               -----------

FOOD STORES: 0.05%
     6,228  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+                                                      47,769
                                                                                                               -----------

FOOD-WHOLESALE: 0.05%
     2,643  CALAVO GROWERS INCORPORATED                                                                             48,208
                                                                                                               -----------

FOOTWEAR: 0.57%
    19,278  CROCS INCORPORATED+~~                                                                                  169,068
     2,897  DECKERS OUTDOOR CORPORATION+                                                                           399,786

                                                                                                                   568,854
                                                                                                               -----------

FURNITURE & FIXTURES: 0.27%
     5,856  ETHAN ALLEN INTERIORS INCORPORATED                                                                     120,809
    11,599  LA-Z-BOY INCORPORATED+                                                                                 145,451

                                                                                                                   266,260
                                                                                                               -----------

GENERAL MERCHANDISE STORES: 0.68%
     9,090  CABELA'S INCORPORATED+                                                                                 158,984
    11,456  CASEY'S GENERAL STORES INCORPORATED                                                                    359,718
     8,926  FRED'S INCORPORATED                                                                                    106,933
     5,872  STEIN MART INCORPORATED+                                                                                53,024

                                                                                                                   678,659
                                                                                                               -----------

170 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                          VALUE
HEALTH SERVICES: 3.03%
       6,363    AMEDISYS INCORPORATED+~~                                            $   351,365
       6,951    AMSURG CORPORATION+                                                     150,072
       2,683    BIO-REFERENCE LABORATORIES INCORPORATED+                                117,972
       1,605    CORVEL CORPORATION+                                                      57,379
       6,939    CROSS COUNTRY HEALTHCARE INCORPORATED+                                   70,153
       6,411    CRYOLIFE INCORPORATED+                                                   41,479
       7,496    ENZO BIOCHEM INCORPORATED+                                               45,126
       3,906    GENOPTIX INCORPORATED+                                                  138,624
       6,595    GENTIVA HEALTH SERVICES INCORPORATED+                                   186,507
       7,605    HEALTHWAYS INCORPORATED+                                                122,212
       7,603    INVENTIV HEALTH INCORPORATED+                                           170,763
       3,066    IPC THE HOSPITALIST COMPANY+                                            107,647
       4,189    LCA-VISION INCORPORATED+                                                 34,852
       3,403    LHC GROUP INCORPORATED+                                                 114,103
       7,773    MAGELLAN HEALTH SERVICES INCORPORATED+                                  337,970
       4,148    MEDCATH CORPORATION+                                                     43,430
      10,581    MEDNAX INCORPORATED+~~                                                  615,708
       4,635    NAUTILUS GROUP INCORPORATED+                                             13,998
       7,455    ODYSSEY HEALTHCARE INCORPORATED+                                        135,010
       5,548    REHABCARE GROUP INCORPORATED+                                           151,294

                                                                                      3,005,664
                                                                                    -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.12%
       4,207    HAVERTY FURNITURE COMPANIES INCORPORATED                                 68,658
       7,051    TUESDAY MORNING CORPORATION+                                             46,466

                                                                                        115,124
                                                                                    -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.06%
       4,703    MARCUS CORPORATION                                                       61,092
                                                                                    -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.24%
       2,828    AAON INCORPORATED                                                        63,969
      15,270    ACTUANT CORPORATION CLASS A                                             298,529
       4,466    ASTEC INDUSTRIES INCORPORATED+                                          129,335
       3,948    BLACK BOX CORPORATION                                                   121,440
      11,251    BRIGGS & STRATTON CORPORATION                                           219,395
      14,525    BROOKS AUTOMATION INCORPORATED+                                         128,111
       2,057    CASCADE CORPORATION                                                      66,256
       6,798    DRIL-QUIP INCORPORATED+                                                 413,590
       4,567    ENPRO INDUSTRIES INCORPORATED+                                          132,808
      11,746    GARDNER DENVER INCORPORATED                                             517,294
      11,106    INTERMEC INCORPORATED+                                                  157,483
       5,000    INTEVAC INCORPORATED+                                                    69,100
       6,335    JOHN BEAN TECHNOLOGIES CORPORATION                                      111,116
       7,546    KAYDON CORPORATION                                                      283,730
      15,702    KULICKE & SOFFA INDUSTRIES INCORPORATED+                                113,840
       2,807    LINDSAY MANUFACTURING COMPANY                                           116,238
       3,358    LUFKIN INDUSTRIES INCORPORATED                                          265,786
       7,849    NETGEAR INCORPORATED+                                                   204,859
      11,219    OIL STATES INTERNATIONAL INCORPORATED+                                  508,669
       7,406    ROBBINS & MYERS INCORPORATED                                            176,411
       5,985    SCANSOURCE INCORPORATED+                                                172,248
       6,031    SIGMA DESIGNS INCORPORATED+                                              70,744
       7,566    TORO COMPANY                                                            372,020
       5,366    ULTRATECH INCORPORATED+                                                  72,978
       7,275    WATSCO INCORPORATED                                                     413,802

                                                                                      5,199,751
                                                                                    -----------

                                     Wells Fargo Advantage Master Portfolios 171

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                         VALUE
INSURANCE CARRIERS: 3.69%
       1,993    AMERICAN PHYSICIANS CAPITAL INCORPORATED                            $    63,676
      11,496    AMERIGROUP CORPORATION+                                                 382,127
       4,248    AMERISAFE INCORPORATED+                                                  69,540
      11,017    CENTENE CORPORATION+                                                    264,849
      10,710    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                             269,464
       5,282    EHEALTH INCORPORATED+                                                    83,192
       9,902    EMPLOYERS HOLDINGS INCORPORATED                                         147,045
      11,011    HEALTHSPRING INCORPORATED+                                              193,794
       3,060    INFINITY PROPERTY & CASUALTY CORPORATION                                139,046
       2,989    MOLINA HEALTHCARE INCORPORATED+                                          75,233
       9,317    NATIONAL FINANCIAL PARTNERS CORPORATION+                                131,370
       4,658    PRESIDENTIAL LIFE CORPORATION                                            46,440
       7,293    PROASSURANCE CORPORATION+                                               426,932
       3,903    RLI CORPORATION                                                         222,549
       3,386    SAFETY INSURANCE GROUP INCORPORATED                                     127,551
      11,965    SELECTIVE INSURANCE GROUP INCORPORATED                                  198,619
       4,102    STEWART INFORMATION SERVICES CORPORATION                                 56,608
       3,000    THE NAVIGATORS GROUP INCORPORATED+                                      117,990
      10,123    TOWER GROUP INCORPORATED                                                224,427
       4,986    UNITED FIRE & CASUALTY COMPANY                                           89,698
       8,523    ZENITH NATIONAL INSURANCE CORPORATION                                   326,601

                                                                                      3,656,751
                                                                                    -----------

LEATHER & LEATHER PRODUCTS: 0.38%
       9,647    BROWN SHOE COMPANY INCORPORATED                                         149,336
       5,345    GENESCO INCORPORATED+                                                   165,748
       6,088    K-SWISS INCORPORATED                                                     63,680

                                                                                        378,764
                                                                                    -----------

LEGAL SERVICES: 0.06%
       1,514    PRE-PAID LEGAL SERVICES INCORPORATED+                                    57,305
                                                                                    -----------

LEISURE, SPORTING & RECREATION: 0.50%
       4,853    BIG 5 SPORTING GOODS CORPORATION                                         73,863
      14,490    CALLAWAY GOLF COMPANY                                                   127,802
       6,450    HIBBETT SPORTS INCORPORATED+                                            164,991
       8,904    INTERVAL LEISURE GROUP INCORPORATED+                                    129,642

                                                                                        496,298
                                                                                    -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.30%
       2,410    DELTIC TIMBER CORPORATION                                               106,161
       1,529    SKYLINE CORPORATION                                                      28,439
       4,341    UNIVERSAL FOREST PRODUCTS                                               167,215

                                                                                        301,815
                                                                                    -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.08%
       4,968    ABAXIS INCORPORATED+                                                    135,080
      15,232    ALIGN TECHNOLOGY INCORPORATED+                                          294,587
      16,903    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                         314,058
       2,024    AMERICAN SCIENCE & ENGINEERING INCORPORATED                             151,638
       2,897    ANALOGIC CORPORATION                                                    123,789
       3,369    BADGER METER INCORPORATED                                               129,740
       2,900    CANTEL INDUSTRIES                                                        57,565
       5,298    COHU INCORPORATED                                                        72,953
       6,562    CONMED CORPORATION+                                                     156,241

172 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                          VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      10,221    COOPER COMPANIES INCORPORATED                                       $   397,392
       5,376    CYBERONICS INCORPORATED+                                                103,004
       5,949    ESCO TECHNOLOGIES INCORPORATED                                          189,238
       6,712    ESTERLINE TECHNOLOGIES CORPORATION+                                     331,774
       3,627    FARO TECHNOLOGIES INCORPORATED+                                          93,395
       8,525    FEI COMPANY+                                                            195,308
       5,653    HAEMONETICS CORPORATION+                                                323,069
       7,178    HANGER ORTHOPEDIC GROUP INCORPORATED+                                   130,496
       2,712    ICU MEDICAL INCORPORATED+                                                93,428
       5,809    II-VI INCORPORATED+                                                     196,577
       4,646    INTEGRA LIFESCIENCES HOLDINGS+                                          203,634
      26,709    ION GEOPHYSICAL CORPORATION+                                            131,408
       3,051    KEITHLEY INSTRUMENTS INCORPORATED                                        20,137
       2,460    KENSEY NASH CORPORATION+                                                 58,031
      14,911    KOPIN CORPORATION+                                                       55,171
       9,136    MERIDIAN DIAGNOSTICS INCORPORATED                                       186,100
       6,320    MERIT MEDICAL SYSTEMS INCORPORATED+                                      96,380
      11,143    MKS INSTRUMENTS INCORPORATED+                                           218,291
       3,712    MTS SYSTEMS CORPORATION                                                 107,759
       6,388    NATUS MEDICAL INCORPORATED+                                             101,633
       5,009    NEOGEN CORPORATION+                                                     125,726
       8,172    NEWPORT CORPORATION+                                                    102,150
       4,054    OSTEOTECH INCORPORATED+                                                  15,892
       4,167    PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                               45,254
       6,984    RUDOLPH TECHNOLOGIES INCORPORATED+                                       59,853
       6,863    SONIC SOLUTIONS+                                                         64,306
       8,064    SYMMETRY MEDICAL INCORPORATED+                                           80,963
       8,147    TELEDYNE TECHNOLOGIES INCORPORATED+                                     336,227
       7,529    THERAGENICS CORPORATION+                                                 12,498
       8,985    VEECO INSTRUMENTS INCORPORATED+                                         390,848
       4,804    ZOLL MEDICAL CORPORATION+                                               126,633

                                                                                      6,028,226
                                                                                    -----------

MEDICAL EQUIPMENT & SUPPLIES: 0.51%
       7,275    INVACARE CORPORATION                                                    193,079
      13,249    PSS WORLD MEDICAL INCORPORATED+                                         311,484

                                                                                        504,563
                                                                                    -----------

MEDICAL PRODUCTS: 0.32%
       7,449    WEST PHARMACEUTICAL SERVICES INCORPORATED                               312,486
                                                                                    -----------

METAL FABRICATE, HARDWARE: 0.13%
       3,824    CIRCOR INTERNATIONAL INCORPORATED                                       126,995
                                                                                    -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.15%
       5,590    AMCOL INTERNATIONAL CORPORATION                                         152,048
                                                                                    -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.94%
       1,341    BLYTH INCORPORATED                                                       41,906
      14,500    CENTRAL GARDEN & PET COMPANY CLASS A+                                   132,820
       7,761    DAKTRONICS INCORPORATED                                                  59,139
      14,007    HILLENBRAND INCORPORATED                                                308,014
       6,279    JAKKS PACIFIC INCORPORATED+                                              81,941
       3,821    KID BRANDS INCORPORATED+                                                 33,052
       3,847    LYDALL INCORPORATED                                                      30,199

                                     Wells Fargo Advantage Master Portfolios 173

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                          VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
       4,812    RC2 CORPORATION+                                                    $    72,036
      12,065    SHUFFLE MASTER INCORPORATED+                                             98,812
       2,806    STANDEX INTERNATIONAL CORPORATION                                        72,311

                                                                                        930,230
                                                                                    -----------

MISCELLANEOUS RETAIL: 0.52%
       8,964    HSN INCORPORATED+                                                       263,900
       6,031    JO ANN STORES INCORPORATED+                                             253,181

                                                                                        517,081
                                                                                    -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.75%
        5,693    ARKANSAS BEST CORPORATION                                              170,107
        6,520   FORWARD AIR CORPORATION                                                 171,476
       11,836   HEARTLAND EXPRESS INCORPORATED                                          195,294
        6,292   OLD DOMINION FREIGHT LINE INCORPORATED+                                 210,090

                                                                                        746,967
                                                                                    -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.53%
       6,649    CASH AMERICA INTERNATIONAL INCORPORATED                                 262,503
       5,974    FIRST CASH FINANCIAL SERVICES INCORPORATED+                             128,859
       3,693    WORLD ACCEPTANCE CORPORATION+                                           133,243

                                                                                        524,605
                                                                                    -----------

OFFICE SUPPLIES: 0.32%
      19,045    OFFICEMAX INCORPORATED+                                                 312,719
                                                                                    -----------

OIL & GAS EXTRACTION: 1.95%
       5,123    BASIC ENERGY SERVICES INCORPORATED+                                      39,498
       4,329    PETROLEUM DEVELOPMENT CORPORATION+                                      100,303
      11,937    PETROQUEST ENERGY INCORPORATED+                                          60,043
      12,178    PIONEER DRILLING COMPANY+                                                85,733
       5,088    SEACOR HOLDINGS INCORPORATED+                                           410,398
       2,659    SEAHAWK DRILLING INCORPORATED+                                           50,122
      14,126    ST. MARY LAND & EXPLORATION COMPANY                                     491,726
       9,487    STONE ENERGY CORPORATION+                                               168,394
       4,145    SUPERIOR WELL SERVICES+                                                  55,460
       8,443    SWIFT ENERGY COMPANY+                                                   259,538
      17,004    TETRA TECHNOLOGIES INCORPORATED+                                        207,789

                                                                                      1,929,004
                                                                                    -----------

PAPER & ALLIED PRODUCTS: 1.00%
       8,723    BUCKEYE TECHNOLOGIES INCORPORATED+                                      114,097
       2,557    CLEARWATER PAPER CORPORATION+                                           125,932
       3,297    NEENAH PAPER INCORPORATED                                                52,224
       8,734    ROCK-TENN COMPANY CLASS A                                               398,008
       3,981    SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                           189,336
       2,856    STANDARD REGISTER COMPANY                                                15,280
      11,029    WAUSAU PAPER CORPORATION                                                 94,188

                                                                                        989,065
                                                                                    -----------

PERSONAL SERVICES: 0.51%
       7,002    COINSTAR INCORPORATED+                                                  227,565
       4,178    G&K SERVICES INCORPORATED CLASS A                                       108,127
       3,227    UNIFIRST CORPORATION                                                    166,191

                                                                                        501,883
                                                                                    -----------

174 Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO


      SHARES    SECURITY NAME                                                          VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 0.82%
      13,601    HEADWATERS INCORPORATED+                                            $    62,429
       9,798    HOLLY CORPORATION                                                       273,462
       3,732    WD-40 COMPANY                                                           122,522
      13,363    WORLD FUEL SERVICES CORPORATION                                         355,990

                                                                                        814,403
                                                                                    -----------

PHARMACEUTICALS: 1.67%
       8,680    CATALYST HEALTH SOLUTIONS INCORPORATED+                                 359,178
       3,348    KENDLE INTERNATIONAL INCORPORATED+                                       58,523
       7,862    PAR PHARMACEUTICAL COMPANIES INCORPORATED+                              194,978
       6,890    PHARMERICA CORPORATION+                                                 125,536
      12,492    SALIX PHARMACEUTICALS LIMITED+                                          465,327
      15,066    SAVIENT PHARMACEUTICALS INCORPORATED+                                   217,704
      17,435    VIROPHARMA INCORPORATED+                                                237,639

                                                                                      1,658,885
                                                                                    -----------

PRIMARY METAL INDUSTRIES: 1.91%
      10,499    BELDEN CDT INCORPORATED                                                 288,303
       4,552    BRUSH ENGINEERED MATERIALS INCORPORATED+                                102,739
      12,909    CENTURY ALUMINUM COMPANY+                                               177,628
      10,309    CURTISS-WRIGHT CORPORATION                                              358,753
       4,273    ENCORE WIRE CORPORATION                                                  88,878
       6,804    GIBRALTAR INDUSTRIES INCORPORATED+                                       85,798
       8,472    MUELLER INDUSTRIES INCORPORATED                                         226,965
       2,032    OLYMPIC STEEL INCORPORATED                                               66,345
       6,763    RTI INTERNATIONAL METALS INCORPORATED+                                  205,122
       6,243    TEXAS INDUSTRIES INCORPORATED~~                                         213,323
       4,851    TREDEGAR CORPORATION                                                     82,855

                                                                                      1,896,709
                                                                                    -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.26%
       9,022    BOWNE & COMPANY INCORPORATED                                            100,686
       2,513    CONSOLIDATED GRAPHICS INCORPORATED+                                     104,063
       6,538    EW SCRIPPS COMPANY+                                                      55,246

                                                                                        259,995
                                                                                    -----------

REAL ESTATE: 0.15%
       7,153    MERITAGE CORPORATION+                                                   150,213
                                                                                    -----------

REAL ESTATE INVESTMENT TRUSTS (REITS): 6.57%
       9,026    ACADIA REALTY TRUST                                                     161,204
      22,353    BIOMED REALTY TRUST INCORPORATED                                        369,719
      12,161    CEDAR SHOPPING CENTERS INCORPORATED                                      96,194
      14,921    COLONIAL PROPERTIES TRUST                                               192,182
      27,948    DIAMONDROCK HOSPITALITY+                                                282,554
       6,034    EASTGROUP PROPERTIES INCORPORATED                                       227,723
       9,626    ENTERTAINMENT PROPERTIES TRUST                                          395,917
      19,514    EXTRA SPACE STORAGE INCORPORATED                                        247,438
       8,188    FORESTAR REAL ESTATE GROUP INCORPORATED+                                154,589
      15,240    FRANKLIN STREET PROPERTIES CORPORATION                                  219,913
      13,814    HEALTHCARE REALTY TRUST INCORPORATED                                    321,728
       7,868    HOME PROPERTIES INCORPORATED                                            368,222
      16,147    INLAND REAL ESTATE CORPORATION                                          147,745
       9,697    KILROY REALTY CORPORATION                                               299,055
      14,175    KITE REALTY GROUP TRUST                                                  67,048
      15,527    LASALLE HOTEL PROPERTIES                                                361,779

                                     Wells Fargo Advantage Master Portfolios 175

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO


      SHARES    SECURITY NAME                                                          VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
      24,846    LEXINGTON CORPORATE PROPERTIES TRUST                                $   161,747
       5,245    LTC PROPERTIES INCORPORATED                                             141,930
      18,095    MEDICAL PROPERTIES TRUST INCORPORATED                                   189,636
       6,547    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                          339,069
      18,658    NATIONAL RETAIL PROPERTIES INCORPORATED                                 425,962
       4,854    PARKWAY PROPERTIES INCORPORATED                                          91,158
       8,932    PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                               111,382
      10,935    POST PROPERTIES INCORPORATED                                            240,789
       4,060    PS BUSINESS PARKS INCORPORATED                                          216,804
       6,192    SOVRAN SELF STORAGE INCORPORATED                                        215,853
       9,099    TANGER FACTORY OUTLET CENTERS INCORPORATED                              392,713
       4,836    URSTADT BIDDLE PROPERTIES INCORPORATED                                   76,457

                                                                                      6,516,510
                                                                                    -----------

RETAIL: 0.23%
      10,965    EZCORP INCORPORATED+                                                    225,879
                                                                                    -----------

RETAIL, TRADE & SERVICES: 0.26%
       3,499    LUMBER LIQUIDATORS HOLDINGS INCORPORATED+                                93,318
       4,936    MARINEMAX INCORPORATED+                                                  53,111
       5,143    PETMED EXPRESS INCORPORATED~~                                           114,020

                                                                                        260,449
                                                                                    -----------

RETAIL-SPECIAL LINE: 0.24%
       3,259    BLUE NILE INCORPORATED+                                                 179,310
       4,035    NORTH AMERICAN WATCH CORPORATION                                         45,515
       5,335    ZALE CORPORATION+                                                        14,618

                                                                                        239,443
                                                                                    -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.14%
       5,873    A. SCHULMAN INCORPORATED                                                143,712
                                                                                    -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.02%
       9,900    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                               165,231
       9,628    LABRANCHE & COMPANY INCORPORATED+                                        50,643
       9,566    OPTIONSXPRESS HOLDINGS INCORPORATED                                     155,830
       3,565    PIPER JAFFRAY COMPANIES INCORPORATED+                                   143,670
       6,949    STIFEL FINANCIAL CORPORATION+                                           373,509
       6,448    SWS GROUP INCORPORATED                                                   74,345
       7,444    TRADESTATION GROUP INCORPORATED+                                         52,182

                                                                                      1,015,410
                                                                                    -----------

SOCIAL SERVICES: 0.14%
       1,833    ALMOST FAMILY INCORPORATED+                                              69,086
       5,768    RES-CARE INCORPORATED+                                                   69,158

                                                                                        138,244
                                                                                    -----------

SOFTWARE: 1.16%
       9,576    COMMVAULT SYSTEMS INCORPORATED+                                         204,448
      10,361    EPICOR SOFTWARE CORPORATION+                                             99,051
       7,328    EPIQ SYSTEMS INCORPORATED+                                               91,087
       7,990    JDA SOFTWARE GROUP INCORPORATED+                                        222,282
       9,286    PROGRESS SOFTWARE CORPORATION+                                          291,859
       6,685    SMITH MICRO SOFTWARE INCORPORATED+                                       59,095
      18,719    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+~~                           184,382

                                                                                      1,152,204
                                                                                    -----------

176 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO


      SHARES    SECURITY NAME                                                          VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.84%

       6,295    APOGEE ENTERPRISES INCORPORATED                                     $    99,524
       5,304    CABOT MICROELECTRONICS CORPORATION+                                     200,650
       4,306    CARBO CERAMICS INCORPORATED                                             268,436
       9,858    EAGLE MATERIALS INCORPORATED                                            261,631

                                                                                        830,241
                                                                                    -----------

TECHNOLOGY: 0.09%
       6,399    AVID TECHNOLOGY INCORPORATED+                                            88,178
                                                                                    -----------

TEXTILE MILL PRODUCTS: 0.68%
       6,176    ALBANY INTERNATIONAL CORPORATION CLASS A                                132,969
      12,668    INTERFACE INCORPORATED                                                  146,695
       3,122    OXFORD INDUSTRIES INCORPORATED                                           63,470
      11,206    WOLVERINE WORLD WIDE INCORPORATED                                       326,767

                                                                                        669,901
                                                                                    -----------

TEXTILES - PRODUCTS: 0.25%
      16,070    ICONIX BRAND GROUP INCORPORATED+                                        246,835
                                                                                    -----------

TOBACCO PRODUCTS: 0.10%
      20,047    ALLIANCE ONE INTERNATIONAL INCORPORATED+                                102,039
                                                                                    -----------

TRANSPORTATION BY AIR: 0.77%
       2,453    AIR METHODS CORPORATION+                                                 83,402
       3,396    ALLEGIANT TRAVEL COMPANY+                                               196,493
       8,086    BRISTOW GROUP INCORPORATED+                                             305,085
      12,604    SKYWEST INCORPORATED                                                    179,985

                                                                                        764,965
                                                                                    -----------

TRANSPORTATION EQUIPMENT: 2.41%
       3,343    AEROVIRONMENT INCORPORATED+                                              87,286
       2,748    ARCTIC CAT INCORPORATED+                                                 29,816
       4,512    ATC TECHNOLOGY CORPORATION+                                              77,426
      19,902    BRUNSWICK CORPORATION                                                   317,835
      11,344    CLARCOR INCORPORATED                                                    391,255
      11,452    GENCORP INCORPORATED+                                                    65,964
       5,512    GROUP 1 AUTOMOTIVE INCORPORATED+                                        175,612
       5,180    HORNBECK OFFSHORE+                                                       96,193
      12,816    ORBITAL SCIENCES CORPORATION+                                           243,632
       7,396    POLARIS INDUSTRIES INCORPORATED                                         378,379
       7,399    SPARTAN MOTORS INCORPORATED                                              41,434
       4,122    STANDARD MOTOR PRODUCTS INCORPORATED                                     40,890
       5,220    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                           83,938
       3,750    TRIUMPH GROUP INCORPORATED                                              262,838
       6,542    WINNEBAGO INDUSTRIES INCORPORATED+                                       95,579

                                                                                      2,388,077
                                                                                    -----------

TRANSPORTATION SERVICES: 0.24%
       8,566    HUB GROUP INCORPORATED CLASS A+                                         239,677
                                                                                    -----------

WHOLESALE TRADE NON-DURABLE GOODS: 1.47%
       9,188    HAIN CELESTIAL GROUP INCORPORATED+                                      159,412
       6,350    MYERS INDUSTRIES INCORPORATED                                            66,548
       2,881    NASH FINCH COMPANY                                                       96,946
       2,294    PERRY ELLIS INTERNATIONAL INCORPORATED+                                  51,959
       3,607    SCHOOL SPECIALTY INCORPORATED+                                           81,915

                                     Wells Fargo Advantage Master Portfolios 177

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
       5,052    SPARTAN STORES INCORPORATED                                                                         $   72,850
       4,117    THE ANDERSONS INCORPORATED                                                                             137,837
       8,123    TRACTOR SUPPLY COMPANY                                                                                 471,540
       5,402    UNITED STATIONERS INCORPORATED+                                                                        317,908

                                                                                                                     1,456,915
                                                                                                                    ----------

WHOLESALE TRADE-DURABLE GOODS: 1.69%
       3,763    A.M. CASTLE & COMPANY                                                                                   49,220
       8,390    APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                           208,492
       9,766    BARNES GROUP INCORPORATED                                                                              189,949
       5,570    DIGI INTERNATIONAL INCORPORATED+                                                                        59,265
      10,326    INSIGHT ENTERPRISES INCORPORATED+                                                                      148,281
       5,800    KAMAN CORPORATION CLASS A                                                                              145,058
      13,124    KNIGHT TRANSPORTATION INCORPORATED                                                                     276,785
         901    LAWSON PRODUCTS INCORPORATED                                                                            13,938
       2,749    MWI VETERINARY SUPPLY INCORPORATED+                                                                    111,060
      10,484    PEP BOYS-MANNY, MOE & JACK                                                                             105,364
      11,063    POOL CORPORATION                                                                                       250,466
       6,237    TYLER TECHNOLOGIES INCORPORATED+                                                                       116,881

                                                                                                                     1,674,759
                                                                                                                    ----------

TOTAL COMMON STOCKS (COST $97,202,021)                                                                              98,052,755
                                                                                                                    ----------

   PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 3.25%

COLLATERAL INVESTED IN OTHER ASSETS: 3.25%

$     65,225    BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $65,225)                                              0.01%         04/01/2010        65,225
      19,531    CALCASIEU PARISH LA+/-ss                                                0.40          12/01/2027        19,531
      26,856    CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.38          06/01/2028
   26,856
     538,100    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $538,100)                  0.02          04/01/2010       538,100
      12,927    COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.25          10/01/2038        12,927
      39,063    COOK COUNTY IL+/-ss                                                     0.25          11/01/2030        39,063
      48,916    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $48,916)                   0.03          04/01/2010        48,916
      75,098    GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $75,098)                   0.01          04/01/2010        75,098
   1,742,565    GRYPHON FUNDING LIMITED(a)(i)                                           0.00          08/05/2010       716,194
       8,057    HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   0.33          11/01/2042         8,057
      24,414    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                 0.28          07/01/2029        24,414
       9,766    INDIANA MUNICIPAL POWER AGENCY+/-ss                                     0.30          01/01/2018         9,766
     326,121    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $326,121)                  0.01          04/01/2010       326,121
      14,649    KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.30          04/15/2025        14,649
       9,766    NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                0.34          01/01/2018         9,766
      28,540    NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.33          01/01/2034        28,540
      43,946    TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.34          07/01/2032        43,946
      14,649    VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.32          12/15/2040        14,648
   2,222,989    VFNC CORPORATION+/-(a)(i)++                                             0.25          09/30/2010     1,200,414

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,878,167)                                                            3,222,231
                                                                                                                    ----------

178 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                           YIELD                          VALUE
SHORT-TERM INVESTMENTS: 1.08%

MUTUAL FUNDS: 0.91%

     897,297    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                         0.09%                       $    897,297
                                                                                                                    ------------

   PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.17%

$    170,000    US TREASURY BILL## #                                                    0.08         05/06/2010          169,974
                                                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,067,271)                                                                         1,067,271
                                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
  (COST $101,147,459)*                             103.22%                                                           102,342,257

OTHER ASSETS AND LIABILITIES, NET                   (3.22)                                                            (3,190,102)
                                                   ------                                                           ------------

TOTAL NET ASSETS                                   100.00%                                                          $ 99,152,155
                                                   ------                                                           ------------

----------

+        Non-income earning securities.

~~       All or a portion of this security is on loan.

+/-      Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)      Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)      Rate shown is the 7-day annualized yield at period end.

(l)      Investment in an affiliate.

#        Security pledged as collateral for futures transactions.

##       Zero coupon security. Rate represents yield to maturity.

 * Cost for federal income tax purposes is $106,708,649 and net unrealized appreciation (depreciation) consists of:

         Gross unrealized appreciation        $ 12,970,435
         Gross unrealized depreciation         (17,336,827)
                                              ------------
         Net unrealized depreciation          $ (4,366,392)

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 179

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

      SHARES   SECURITY NAME                                                                                       VALUE
COMMON STOCKS: 95.32%

APPAREL & ACCESSORY STORES: 8.22%
      292,420  CHARMING SHOPPES INCORPORATED+                                                                  $   1,596,613
      168,370  COLLECTIVE BRANDS INCORPORATED+                                                                     3,828,734
      188,300  DRESS BARN INCORPORATED+                                                                            4,925,928
      272,440  FINISH LINE INCORPORATED CLASS A                                                                    4,446,221
      169,360  HANESBRANDS INCORPORATED+                                                                           4,711,595
      114,150  RUE21 INCORPORATED+                                                                                 3,957,581
    1,124,790  WET SEAL INCORPORATED CLASS A+                                                                      5,354,000

                                                                                                                  28,820,672
                                                                                                               -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.12%
       87,841  COPART INCORPORATED+                                                                                3,127,140
      391,400  SONIC AUTOMOTIVE INCORPORATED+                                                                      4,305,400

                                                                                                                   7,432,540
                                                                                                               -------------

BIOTECHNOLOGY: 0.58%
      171,840  SEATTLE GENETICS INCORPORATED+                                                                      2,051,770
                                                                                                               -------------

BUSINESS SERVICES: 14.34%
      108,420  ARBITRON INCORPORATED~~                                                                             2,890,477
      166,240  BOTTOMLINE TECHNOLOGIES INCORPORATED+                                                               2,797,819
      520,080  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                3,463,733
      202,720  CARDTRONICS INCORPORATED+                                                                           2,520,347
       61,412  CONCUR TECHNOLOGIES INCORPORATED+                                                                   2,518,506
      190,450  MEDIDATA SOLUTIONS INCORPORATED+                                                                    2,894,840
      144,660  OMNICELL INCORPORATED+                                                                              2,029,580
      274,180  PARAMETRIC TECHNOLOGY CORPORATION+                                                                  4,948,949
      339,280  PHASE FORWARD INCORPORATED+                                                                         4,434,390
      395,160  SFN GROUP INCORPORATED+                                                                             3,165,232
      136,000  SKILLSOFT PLC ADR+                                                                                  1,403,520
      245,220  SUCCESSFACTORS INCORPORATED+                                                                        4,668,989
      188,970  SYKES ENTERPRISES INCORPORATED+                                                                     4,316,075
      139,790  TNS INCORPORATED+                                                                                   3,117,317
       68,610  ULTIMATE SOFTWARE GROUP INCORPORATED+                                                               2,260,700
      167,210  VOCUS INCORPORATED+                                                                                 2,850,931

                                                                                                                  50,281,405
                                                                                                               -------------

CASINO & GAMING: 0.64%
       55,020  BALLY TECHNOLOGIES INCORPORATED+~~                                                                  2,230,498
                                                                                                               -------------

CHEMICALS & ALLIED PRODUCTS: 5.09%
      184,940  ALNYLAM PHARMACEUTICALS INCORPORATED+                                                               3,147,679
      175,890  CRUCELL NV ADR+                                                                                     3,588,156
      168,530  ELIZABETH ARDEN INCORPORATED+                                                                       3,033,540
      205,845  INSPIRE PHARMACEUTICALS INCORPORATED+                                                               1,284,473
      180,430  OLIN CORPORATION                                                                                    3,540,037
      163,790  TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION+                                                      3,262,697

                                                                                                                  17,856,582
                                                                                                               -------------

COMMERCIAL SERVICES: 0.48%
      104,070  TRANSCEND SERVICES INCORPORATED+                                                                    1,691,138
                                                                                                               -------------

COMMUNICATIONS: 1.52%
      268,850  ARUBA NETWORKS INCORPORATED+                                                                        3,672,491
       63,170  ASIAINFO HOLDINGS INCORPORATED+                                                                     1,672,742

                                                                                                                   5,345,233
                                                                                                               -------------

180 Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

      SHARES   SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS: 3.61%
      485,730  FBR CAPITAL MARKETS CORPORATION+                                                                $   2,210,072
       27,660  HANCOCK HOLDING COMPANY                                                                             1,156,465
      109,200  HOME BANCSHARES INCORPORATED                                                                        2,887,248
       61,450  SIGNATURE BANK+                                                                                     2,276,723
      111,300  WINTRUST FINANCIAL CORPORATION                                                                      4,141,473

                                                                                                                  12,671,981
                                                                                                               -------------

EATING & DRINKING PLACES: 0.84%
      211,190  TEXAS ROADHOUSE INCORPORATED CLASS A+                                                               2,933,429
                                                                                                               -------------

EDUCATIONAL SERVICES: 0.98%
      156,910  EDUCATION MANAGEMENT CORPORATION+~~                                                                 3,436,329
                                                                                                               -------------

ELECTRONIC: 0.90%
      162,780  GENTEX CORPORATION                                                                                  3,161,188
                                                                                                               -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.32%
      189,400  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                          661,006
       44,970  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                880,513
      776,930  ATMEL CORPORATION+                                                                                  3,907,958
       51,950  CALIX NETWORKS INCORPORATED+                                                                          698,728
      314,420  MICREL INCORPORATED                                                                                 3,351,717
      149,740  MICROSEMI CORPORATION+                                                                              2,596,492
       95,420  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                 2,808,211
      184,820  OSI SYSTEMS INCORPORATED+                                                                           5,184,201
      281,840  PMC-SIERRA INCORPORATED+                                                                            2,514,013
       75,690  POLYCOM INCORPORATED+                                                                               2,314,600
       52,675  SILICON LABORATORIES INCORPORATED+~~                                                                2,511,017
      176,550  TESSERA TECHNOLOGIES INCORPORATED+                                                                  3,580,434
       76,800  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                             2,543,616
       76,520  VIASAT INCORPORATED+                                                                                2,648,357

                                                                                                                  36,200,863
                                                                                                               -------------

ENVIRONMENTAL CONTROL: 0.51%
      104,190  CALGON CARBON CORPORATION+                                                                          1,783,733
                                                                                                               -------------

FOOD & KINDRED PRODUCTS: 0.96%
      119,590  UNITED NATURAL FOODS INCORPORATED+                                                                  3,364,067
                                                                                                               -------------

GENERAL MERCHANDISE STORES: 0.95%
      204,060  99 CENTS ONLY STORES+                                                                               3,326,178
                                                                                                               -------------

HEALTH CARE: 0.42%
       29,510  GEN-PROBE INCORPORATED+                                                                             1,475,500
                                                                                                               -------------

HEALTH SERVICES: 3.41%
      123,120  GENOPTIX INCORPORATED+                                                                              4,369,529
      108,190  LHC GROUP INCORPORATED+                                                                             3,627,611
      260,550  NEKTAR THERAPEUTICS+                                                                                3,962,966
                                                                                                                  11,960,106
                                                                                                               -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.25%
      242,880  ORION MARINE GROUP INCORPORATED+                                                                    4,383,984
                                                                                                               -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.37%
       77,890  FINANCIAL ENGINES INCORPORATED+                                                                     1,316,341
                                                                                                               -------------

                                     Wells Fargo Advantage Master Portfolios 181

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

      SHARES   SECURITY NAME                                                                                       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.72%
      135,980  COLUMBUS MCKINNON CORPORATION+                                                                  $   2,158,003
      205,350  ENTEGRIS INCORPORATED+                                                                              1,034,964
      227,100  INTERMEC INCORPORATED+                                                                              3,220,278
      233,970  NETEZZA CORPORATION+                                                                                2,992,476
      128,010  RIVERBED TECHNOLOGY INCORPORATED+                                                                   3,635,484

                                                                                                                  13,041,205
                                                                                                               -------------

INSURANCE CARRIERS: 2.03%
       82,120  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                           2,676,291
       16,700  ENSTAR GROUP LIMITED+                                                                               1,154,972
      119,210  VALIDUS HOLDINGS LIMITED                                                                            3,281,851

                                                                                                                   7,113,114
                                                                                                               -------------

LEISURE, SPORTING & RECREATION: 1.09%
      146,610  DICK'S SPORTING GOODS INCORPORATED+                                                                 3,827,987
                                                                                                               -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.76%
      158,170  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                     2,938,799
       82,455  ARGON ST INCORPORATED+                                                                              2,194,128
      400,530  DEXCOM INCORPORATED+                                                                                3,897,157
      215,860  EMDEON INCORPORATED+                                                                                3,566,007
      421,730  ENDOLOGIX INCORPORATED+                                                                             1,703,789
       60,310  HEARTWARE INTERNATIONAL INCORPORATED+                                                               2,681,986
      599,508  INFINERA CORPORATION+~~                                                                             5,107,808
      216,100  SENSATA TECHNOLOGIES HOLDINGS N.V+                                                                  3,881,156
       98,505  SONOSITE INCORPORATED+                                                                              3,162,996
      340,900  SPECTRANETICS CORPORATION+                                                                          2,355,619
      104,510  ZOLL MEDICAL CORPORATION+                                                                           2,754,884

                                                                                                                  34,244,329
                                                                                                               -------------

MEDICAL PRODUCTS: 1.12%
      100,540  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                         3,916,033
                                                                                                               -------------

METAL MINING: 0.58%
      150,560  THOMPSON CREEK METALS COMPANY INCORPORATED+                                                         2,037,077
                                                                                                               -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.92%
      138,050  STR HOLDINGS INCORPORATED+                                                                          3,244,175
                                                                                                               -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.84%
      232,570  HEARTLAND EXPRESS INCORPORATED                                                                      3,837,405
      112,250  WERNER ENTERPRISES INCORPORATED                                                                     2,600,833

                                                                                                                   6,438,238
                                                                                                               -------------

OIL & GAS EXTRACTION: 3.92%
      218,120  COMPLETE PRODUCTION SERVICES INCORPORATED+                                                          2,519,286
       42,720  COMSTOCK RESOURCES INCORPORATED+                                                                    1,358,496
       74,850  CONCHO RESOURCES INCORPORATED+                                                                      3,769,446
      233,150  GULFPORT ENERGY CORPORATION+                                                                        2,620,606
      165,280  SUPERIOR ENERGY SERVICES INCORPORATED+                                                              3,474,186

                                                                                                                  13,742,020
                                                                                                               -------------

PAPER & RELATED PRODUCTS: 0.52%
      155,190  KAPSTONE PAPER AND PACKAGING CORPORATION+                                                           1,842,105
                                                                                                               -------------

PHARMACEUTICALS: 0.52%
      165,950  ISIS PHARMACEUTICALS INCORPORATED+                                                                  1,812,174
                                                                                                               -------------

182 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

      SHARES   SECURITY NAME                                                                                               VALUE
PRIMARY METAL INDUSTRIES: 1.76%
      313,710  HORSEHEAD HOLDING CORPORATION+                                                                          $   3,714,326
      140,960  STEEL DYNAMICS INCORPORATED                                                                                 2,462,571

                                                                                                                           6,176,897
                                                                                                                       -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.79%
      169,400  ROVI CORPORATION+                                                                                           6,289,822
                                                                                                                       -------------

RAILROAD TRANSPORTATION: 0.63%
       64,350  GENESEE & WYOMING INCORPORATED+                                                                             2,195,622
                                                                                                                       -------------

RENTAL AUTO/EQUIPMENT: 0.67%
      236,390  HERTZ GLOBAL HOLDINGS INCORPORATED+~~                                                                       2,361,536
                                                                                                                       -------------

RETAIL-SPECIAL LINE: 1.12%
      173,910  ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+                                                              3,933,844
                                                                                                                       -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.01%
      106,300  JARDEN CORPORATION                                                                                          3,538,727
                                                                                                                       -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.85%
       94,710  EVERCORE PARTNERS INCORPORATED CLASS A                                                                      2,841,300
      362,300  GFI GROUP INCORPORATED                                                                                      2,094,094
       94,940  OPTIONSXPRESS HOLDINGS INCORPORATED                                                                         1,546,573

                                                                                                                           6,481,967
                                                                                                                       -------------

SOFTWARE: 1.54%
      105,730  COMMVAULT SYSTEMS INCORPORATED+                                                                             2,257,336
      144,510  SOLARWINDS INCORPORATED+                                                                                    3,130,087
                                                                                                                           5,387,423
                                                                                                                       -------------

TRANSPORTATION BY AIR: 0.36%
      170,000  US AIRWAYS GROUP INCORPORATED+                                                                              1,249,500
                                                                                                                       -------------

TRANSPORTATION SERVICES: 1.06%
      132,770  HUB GROUP INCORPORATED CLASS A+                                                                             3,714,905
                                                                                                                       -------------

TOTAL COMMON STOCKS (COST $268,409,380)                                                                                  334,312,237
                                                                                                                       -------------

    PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 1.99%

COLLATERAL INVESTED IN OTHER ASSETS: 1.99%
$     222,088  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $222,088)       0.01%         04/01/2010         222,088
       66,503  CALCASIEU PARISH LA+/-ss                                                     0.40          12/01/2027          66,503
       91,442  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                  0.38          06/01/2028          91,442
    1,832,204  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,832,205)                       0.02          04/01/2010       1,832,204
       44,017  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                    0.25          10/01/2038          44,017
      133,007  COOK COUNTY IL+/-ss                                                          0.25          11/01/2030         133,007
      166,558  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE-BACKED SECURITIES (MATURITY VALUE $166,558)                         0.03          04/01/2010         166,558
      255,706  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE-BACKED SECURITIES (MATURITY VALUE $255,706)                         0.01          04/01/2010         255,706
    2,310,770  GRYPHON FUNDING LIMITED(a)(i)                                                0.00          08/05/2010         949,727
       27,433  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                        0.33          11/01/2042          27,433

                                     Wells Fargo Advantage Master Portfolios 183

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

    PRINCIPAL  SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      83,129  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                      0.28%         07/01/2029   $     83,129
       33,252  INDIANA MUNICIPAL POWER AGENCY+/-ss                                          0.30          01/01/2018         33,252
    1,110,425  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,110,425)                       0.01          04/01/2010      1,110,425
       49,878  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                       0.30          04/15/2025         49,878
       33,252  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                     0.34          01/01/2018         33,252
       97,178  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                     0.33          01/01/2034         97,178
      149,633  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                            0.34          07/01/2032        149,633
       49,878  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                            0.32          12/15/2040         49,877
    2,947,847  VFNC CORPORATION+/-(a)(i)++                                                  0.25          09/30/2010      1,591,838

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,530,892)                                                                 6,987,147
                                                                                                                       ------------

       SHARES                                                                              YIELD
SHORT-TERM INVESTMENTS: 4.19%

MUTUAL FUNDS: 4.19%
   14,708,242  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                              0.09                         14,708,242
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,708,242)                                                                          14,708,242
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES

(COST $289,648,514)*                                                          101.50%                                   356,007,626
OTHER ASSETS AND LIABILITIES, NET                                              (1.50)                                    (5,257,419)
                                                                              ------                                   ------------
TOTAL NET ASSETS                                                              100.00%                                  $350,750,207
                                                                              ------                                   ------------

-------------
+         Non-income earning securities.

~~        All or a portion of this security is on loan.

+/-       Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)       Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)       Rate shown is the 7-day annualized yield at period end.

(l)       Investment in an affiliate.

* Cost for federal income tax purposes is $306,097,849 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $  70,979,900
Gross unrealized depreciation          (21,070,123)
                                     -------------
Net unrealized appreciation          $  49,909,777

The accompanying notes are an integral part of these financial statements.

184 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 96.82%

AMUSEMENT & RECREATION SERVICES: 0.71%
          45,460  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                     $      1,171,498
                                                                                                                 ----------------

APPAREL & ACCESSORY STORES: 5.54%
          37,730  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                          1,680,872
          58,100  DSW INCORPORATED CLASS A+                                                                             1,483,293
          84,900  HANESBRANDS INCORPORATED+                                                                             2,361,918
          64,400  TRUE RELIGION APPAREL INCORPORATED+                                                                   1,955,184
          87,490  VOLCOM INCORPORATED+                                                                                  1,707,805

                                                                                                                        9,189,072
                                                                                                                 ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.85%
         105,520  ASBURY AUTOMOTIVE GROUP INCORPORATED+                                                                 1,403,416
                                                                                                                 ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.00%
          76,310  TUTOR PRINI CORPORATION+                                                                              1,659,743
                                                                                                                 ----------------

BUSINESS SERVICES: 7.76%
         153,240  AIRCASTLE LIMITED                                                                                     1,451,183
          34,540  CACI INTERNATIONAL INCORPORATED CLASS A+                                                              1,687,279
         203,740  EARTHLINK INCORPORATED                                                                                1,739,940
          21,170  MICROSTRATEGY INCORPORATED CLASS A+                                                                   1,800,932
          27,520  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+                                                           1,510,022
          47,610  RENT-A-CENTER INCORPORATED+                                                                           1,125,977
          65,740  SYNNEX CORPORATION+                                                                                   1,943,274
          81,500  TAL INTERNATIONAL GROUP INCORPORATED                                                                  1,628,370

                                                                                                                       12,886,977
                                                                                                                 ----------------

CASINO & GAMING: 1.11%
         101,180  AMERISTAR CASINOS INCORPORATED                                                                        1,843,500
                                                                                                                 ----------------

CHEMICALS & ALLIED PRODUCTS: 4.86%
          45,900  CYTEC INDUSTRIES INCORPORATED                                                                         2,145,366
          83,200  OLIN CORPORATION                                                                                      1,632,384
         101,810  ROCKWOOD HOLDINGS INCORPORATED+                                                                       2,710,182
          79,130  TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION+                                                        1,576,270

                                                                                                                        8,064,202
                                                                                                                 ----------------

COMMUNICATIONS: 1.10%
         533,340  CINCINNATI BELL INCORPORATED+                                                                         1,818,689
                                                                                                                 ----------------

COMMUNICATIONS EQUIPMENT: 0.96%
          56,970  COMMSCOPE INCORPORATED+                                                                               1,596,299
                                                                                                                 ----------------

COMPUTER TECHNOLOGIES: 1.13%
          51,760  LEXMARK INTERNATIONAL INCORPORATED+                                                                   1,867,501
                                                                                                                 ----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.91%
          27,720  CHEMED CORPORATION                                                                                    1,507,414
                                                                                                                 ----------------

DEPOSITORY INSTITUTIONS: 13.22%
         121,400  ASSOCIATED BANC-CORP                                                                                  1,675,320
          46,870  BANK OF THE OZARKS INCORPORATED                                                                       1,649,355
          76,990  CARDINAL FINANCIAL CORPORATION                                                                          822,253
          32,200  CITY NATIONAL CORPORATION                                                                             1,737,834
         105,640  EAST WEST BANCORP INCORPORATED~~                                                                      1,840,249
         118,609  FIRST HORIZON NATIONAL CORPORATION+                                                                   1,666,454

                                     Wells Fargo Advantage Master Portfolios 185

Portfolio of Investments--March 31, 2010 (Unaudited)



SMALL COMPANY VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                        VALUE
DEPOSITORY INSTITUTIONS (continued)
          70,400  MB FINANCIAL INCORPORATED                                                                      $      1,586,112
         117,000  NORTHWEST BANCSHARES INCORPORATED                                                                     1,373,580
          85,210  PACWEST BANCORP                                                                                       1,944,492
          72,700  PINNACLE FINANCIAL PARTNERS INCORPORATED+                                                             1,098,497
          30,900  SVB FINANCIAL GROUP+                                                                                  1,441,794
         131,850  UMPQUA HOLDINGS CORPORATION                                                                           1,748,331
          88,010  WASHINGTON FEDERAL INCORPORATED                                                                       1,788,363
          42,190  WINTRUST FINANCIAL CORPORATION                                                                        1,569,890

                                                                                                                       21,942,524
                                                                                                                 ----------------

ELECTRIC, GAS & SANITARY SERVICES: 3.82%
          48,000  ENERGEN CORPORATION                                                                                   2,233,440
          78,830  GREAT PLAINS ENERGY INCORPORATED                                                                      1,463,873
          94,180  PORTLAND GENERAL ELECTRIC COMPANY                                                                     1,818,616
          35,780  UNITIL CORPORATION                                                                                      831,885

                                                                                                                        6,347,814
                                                                                                                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.58%
         176,700  AVIAT NETWORKS INCORPORATED+                                                                          1,171,521
          49,980  COMTECH TELECOMMUNICATIONS CORPORATION+                                                               1,598,860
         131,700  GRAFTECH INTERNATIONAL LIMITED+                                                                       1,800,339
         324,010  RF MICRO DEVICES INCORPORATED+                                                                        1,613,570
         159,060  TTM TECHNOLOGIES INCORPORATED+                                                                        1,412,453

                                                                                                                        7,596,743
                                                                                                                 ----------------

FOOD & KINDRED PRODUCTS: 1.74%
          47,930  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                            1,678,029
          35,080  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                              1,215,873

                                                                                                                        2,893,902
                                                                                                                 ----------------

GENERAL MERCHANDISE STORES: 0.85%
          80,770  CABELA'S INCORPORATED+                                                                                1,412,667
                                                                                                                 ----------------

HEALTH SERVICES: 1.04%
         107,520  HEALTHWAYS INCORPORATED+                                                                              1,727,846
                                                                                                                 ----------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.54%
         172,320  GREAT LAKES DREDGE & DOCK COMPANY                                                                       904,680
                                                                                                                 ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.39%
          78,510  GAYLORD ENTERTAINMENT COMPANY+~~                                                                      2,299,558
                                                                                                                 ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.62%
         101,920  ALTRA HOLDINGS INCORPORATED+                                                                          1,399,362
          41,760  BLACK BOX CORPORATION                                                                                 1,284,538

                                                                                                                        2,683,900
                                                                                                                 ----------------

INSURANCE CARRIERS: 3.12%
          62,060  AMERIGROUP CORPORATION+                                                                               2,062,874
          45,071  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                             1,468,864
          91,410  UNITED FIRE & CASUALTY COMPANY                                                                        1,644,466

                                                                                                                        5,176,204
                                                                                                                 ----------------

INVESTMENT COMPANIES: 1.20%
         156,600  APOLLO INVESTMENT CORPORATION                                                                         1,993,518
                                                                                                                 ----------------

186 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                       VALUE
LEISURE, SPORTING & RECREATION: 2.05%
         184,290  CALLAWAY GOLF COMPANY                                                                          $      1,625,438
          57,180  GENESCO INCORPORATED+                                                                                 1,773,152

                                                                                                                        3,398,590
                                                                                                                 ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.13%
          45,360  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                   1,872,007
                                                                                                                 ----------------

METAL FABRICATE, HARDWARE: 1.62%
         134,860  CHART INDUSTRIES INCORPORATED+                                                                        2,697,200
                                                                                                                 ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.67%
          74,610  RC2 CORPORATION+                                                                                      1,116,912
                                                                                                                 ----------------

MISCELLANEOUS REPAIR SERVICES: 1.04%
         150,890  DYNCORP INTERNATIONAL INCORPORATED+                                                                   1,733,726
                                                                                                                 ----------------

OIL & GAS EXTRACTION: 4.02%
          68,410  BERRY PETROLEUM COMPANY CLASS A                                                                       1,926,426
         252,900  GLOBAL INDUSTRIES LIMITED+                                                                            1,623,618
         156,200  KEY ENERGY SERVICES INCORPORATED+                                                                     1,491,710
          38,400  UNIT CORPORATION+                                                                                     1,623,552

                                                                                                                        6,665,306
                                                                                                                 ----------------

PAPER & ALLIED PRODUCTS: 1.44%
         117,250  TEMPLE-INLAND INCORPORATED                                                                            2,395,418
                                                                                                                 ----------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.07%
          63,400  HOLLY CORPORATION                                                                                     1,769,494
                                                                                                                 ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.99%
          78,840  AMERICAN GREETINGS CORPORATION CLASS A                                                                1,643,026
                                                                                                                 ----------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 9.64%
          51,150  AMERICAN CAMPUS COMMUNITIES                                                                           1,414,809
         112,190  BIOMED REALTY TRUST INCORPORATED                                                                      1,855,623
          46,290  CORPORATE OFFICE PROPERTIES TRUST                                                                     1,857,618
         100,700  DUPONT FABROS TECHNOLOGY INCORPORATION                                                                2,174,113
         116,220  FIRST POTOMAC REALTY TRUST                                                                            1,746,787
         100,580  LASALLE HOTEL PROPERTIES                                                                              2,343,514
         104,500  REDWOOD TRUST INCORPORATED                                                                            1,611,390
          39,200  SOVRAN SELF STORAGE INCORPORATED                                                                      1,366,512
         146,594  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                 1,637,455

                                                                                                                       16,007,821
                                                                                                                 ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.76%
          94,980  COOPER TIRE & RUBBER COMPANY                                                                          1,806,520
         126,970  TITAN INTERNATIONAL INCORPORATED~~                                                                    1,108,448

                                                                                                                        2,914,968
                                                                                                                 ----------------

SATELLITE: 1.46%
         299,790  IRADIUM COMMUNICATIONS INCORPORATED+~~                                                                2,431,297
                                                                                                                 ----------------

SOCIAL SERVICES: 0.96%
         132,340  RES-CARE INCORPORATED+                                                                                1,586,757
                                                                                                                 ----------------

SOFTWARE: 0.98%
          53,870  DIGITAL RIVER INCORPORATED+                                                                           1,632,261
                                                                                                                 ----------------

                                     Wells Fargo Advantage Master Portfolios 187

Portfolio of Investments -- March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

         SHARES   SECURITY NAME                                                                                            VALUE
TRANSPORTATION BY AIR: 3.41%
         334,160  AIRTRAN HOLDINGS INCORPORATED+                                                                        $  1,697,533
          74,830  ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                               3,969,732

                                                                                                                           5,667,265
                                                                                                                        ------------

TRANSPORTATION EQUIPMENT: 3.22%
          83,490  MARTEN TRANSPORT LIMITED+                                                                                1,645,588
          66,460  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                1,553,835
          30,560  TRIUMPH GROUP INCORPORATED                                                                               2,141,950

                                                                                                                           5,341,373
                                                                                                                        ------------

TRANSPORTATION SERVICES: 0.89%
          51,470  GATX CORPORATION                                                                                         1,474,616
                                                                                                                        ------------

WHOLESALE TRADE-DURABLE GOODS: 1.42%
          83,590  A.M. CASTLE & COMPANY                                                                                    1,093,357
          36,620  WESCO INTERNATIONAL INCORPORATED+                                                                        1,271,080

                                                                                                                           2,364,437
                                                                                                                        ------------

TOTAL COMMON STOCKS (COST $114,079,991)                                                                                  160,700,141
                                                                                                                        ------------

       PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING:1.93%


COLLATERAL INVESTED IN OTHER ASSETS: 1.93%
$         70,778  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $70,778)        0.01%      04/01/2010          70,778
          21,194  CALCASIEU PARISH LA+/-ss                                                     0.40       12/01/2027          21,194
          29,142  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                  0.38       06/01/2028          29,142
         583,910  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE-BACKED
                  SECURITIES (MATURITY VALUE $583,910)                                         0.02       04/01/2010         583,910
          14,028  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                    0.25       10/01/2038          14,028
          42,388  COOK COUNTY IL+/-ss                                                          0.25       11/01/2030          42,388
          53,081  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $53,081)                          0.03       04/01/2010          53,081
          81,492  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $81,492)                          0.01       04/01/2010          81,492
       1,617,785  GRYPHON FUNDING LIMITED(a)(i)                                                0.00       08/05/2010         664,910
           8,743  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                        0.33       11/01/2042           8,743
          26,493  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                      0.28       07/01/2029          26,493
          10,597  INDIANA MUNICIPAL POWER AGENCY+/-ss                                          0.30       01/01/2018          10,597
         353,885  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $353,885)                         0.01       04/01/2010         353,885
          15,896  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                       0.30       04/15/2025          15,896
          10,597  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                     0.34       01/01/2018          10,597
          30,970  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                     0.33       01/01/2034          30,970
          47,687  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                            0.34       07/01/2032          47,687
          15,896  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                            0.32       12/15/2040          15,894
       2,063,807  VFNC CORPORATION+/-(a)(i)++                                                  0.25       09/30/2010       1,114,456

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,876,714)                                                                  3,196,141
                                                                                                                        ------------

188 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

        SHARES     SECURITY NAME                                                                  YIELD                VALUE
SHORT-TERM INVESTMENTS: 2.60%

MUTUAL FUNDS: 2.60%
        4,319,642  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                                0.09%           $     4,319,642
                                                                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,319,642)                                                                          4,319,642
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $121,276,347)*                                               101.35%                                            168,215,924
OTHER ASSETS AND LIABILITIES, NET                                   (1.35)                                            (2,245,612)
                                                                   ------                                         ---------------

TOTAL NET ASSETS                                                   100.00%                                        $   165,970,312
                                                                   ------                                         ---------------

----------
+        Non-income earning securities.

~~       All or a portion of this security is on loan.

+/-      Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)      Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)      Rate shown is the 7-day annualized yield at period end.

(l)      Investment in an affiliate.

* Cost for federal income tax purposes is $146,644,524 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation          $    48,627,735
Gross unrealized depreciation             (27,056,335)
                                       ---------------
Net unrealized appreciation            $    21,571,400

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 189

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 96.31%

AMUSEMENT & RECREATION SERVICES: 0.09%
           3,300  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                         $     85,041
                                                                                                                     ------------

APPAREL & ACCESSORY STORES: 5.02%
           1,800  ABERCROMBIE & FITCH COMPANY CLASS A                                                                      82,152
          24,300  BEBE STORES INCORPORATED                                                                                216,270
          44,700  CHARMING SHOPPES INCORPORATED+                                                                          244,062
           1,700  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                             75,735
          31,300  CHRISTOPHER & BANKS CORPORATION                                                                         250,400
           4,800  CITI TRENDS INCORPORATED+                                                                               155,712
          40,100  COLDWATER CREEK INCORPORATED+                                                                           278,294
          22,170  COLLECTIVE BRANDS INCORPORATED+                                                                         504,146
           2,600  COLUMBIA SPORTSWEAR COMPANY                                                                             136,578
          62,411  DELIA*S INCORPORATED+                                                                                   107,971
          14,400  DESTINATION MATERNITY CORPORATION+                                                                      369,504
          37,000  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                           473,970
          29,482  LIZ CLAIBORNE INCORPORATED+                                                                             219,051
          12,900  MAIDENFORM BRANDS INCORPORATED+                                                                         281,865
          84,700  NEW YORK & COMPANY INCORPORATED+                                                                        405,713
           4,500  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                   163,440
           5,600  STAGE STORES INCORPORATED                                                                                86,184
          12,500  THE CATO CORPORATION CLASS A                                                                            268,000
          34,900  WET SEAL INCORPORATED CLASS A+                                                                          166,124

                                                                                                                        4,485,171
                                                                                                                     ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.90%
           8,032  MIDAS INCORPORATED+                                                                                      90,601
          20,020  MONRO MUFFLER BRAKE INCORPORATED                                                                        715,915

                                                                                                                          806,516
                                                                                                                     ------------

BIOPHARMACEUTICALS: 0.09%
           1,200  CEPHALON INCORPORATED+                                                                                   81,336
                                                                                                                     ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.97%
          12,111  CAVCO INDUSTRIES INCORPORATED+                                                                          413,470
          42,005  PALM HARBOR HOMES INCORPORATED+                                                                          84,430
          16,775  TUTOR PRINI CORPORATION+                                                                                364,856

                                                                                                                          862,756
                                                                                                                     ------------

BUSINESS SERVICES: 7.39%
          22,639  ABM INDUSTRIES INCORPORATED                                                                             479,947
           4,800  ADMINISTAFF INCORPORATED                                                                                102,432
          62,100  APAC CUSTOMER SERVICES INCORPORATED+                                                                    357,075
          83,392  ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                   526,204
           9,000  BARRETT BUSINESS SERVICES INCORPORATED                                                                  122,040
          13,900  CAI INTERNATIONAL INCORPORATED+                                                                         171,248
          38,800  CONVERGYS CORPORATION+                                                                                  475,688
          12,200  FAIR ISAAC CORPORATION                                                                                  309,148
          34,639  GEO GROUP INCORPORATED+                                                                                 686,545
          17,350  GERBER SCIENTIFIC INCORPORATED+                                                                         107,744
          19,000  GSE SYSTEMS INCORPORATED+                                                                               102,790
          22,500  HACKETT GROUP INCORPORATED+                                                                              62,550
          21,806  HEALTHCARE SERVICES GROUP                                                                               488,236
         125,310  HILL INTERNATIONAL INCORPORATED+                                                                        730,557
          46,100  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                   167,343

190 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
           5,600  MDC PARTNERS INCORPORATED                                                                           $    57,960
           9,600  MENTOR GRAPHICS CORPORATION+                                                                             76,992
          33,300  MONSTER WORLDWIDE INCORPORATED+                                                                         553,113
          31,591  PLATO LEARNING INCORPORATED+                                                                            175,646
           5,600  ROLLINS INCORPORATED                                                                                    121,408
           7,000  SYKES ENTERPRISES INCORPORATED+                                                                         159,880
          71,095  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                 565,916

                                                                                                                        6,600,462
                                                                                                                      -----------

CASINO & GAMING: 0.23%
          83,410  CENTURY CASINOS INCORPORATED+                                                                           208,525
                                                                                                                      -----------

CHEMICALS & ALLIED PRODUCTS: 3.17%
          21,700  ELIZABETH ARDEN INCORPORATED+                                                                           390,600
          38,500  FERRO CORPORATION                                                                                       338,415
          21,300  ICO INCORPORATED                                                                                        172,104
           1,775  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          84,614
          13,500  LANDEC CORPORATION+                                                                                      89,505
          26,900  OLIN CORPORATION                                                                                        527,778
          50,420  ORASURE TECHNOLOGIES INCORPORATED+                                                                      298,991
          69,726  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                  627,534
           6,100  ROCKWOOD HOLDINGS INCORPORATED+                                                                         162,382
           3,600  RPM INTERNATIONAL INCORPORATED                                                                           76,824
          15,652  SERACARE LIFE SCIENCES INCORPORATED+                                                                     62,608

                                                                                                                        2,831,355
                                                                                                                      -----------

COMMUNICATIONS: 1.31%
          71,645  CHINA GRENTECH CORPORATION LIMITED ADR+                                                                 275,833
          63,220  CINCINNATI BELL INCORPORATED+                                                                           215,580
           9,100  KRATOS DEFENSE & SECURITY SOLUTIONS INCORPORATED+                                                       129,857
          21,800  PREMIERE GLOBAL SERVICES INCORPORATED+                                                                  180,068
         192,190  SANDVINE CORPORATION+(a)                                                                                369,293

                                                                                                                        1,170,631
                                                                                                                      -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.02%
          13,880  CHICAGO BRIDGE & IRON COMPANY NV+                                                                       322,849
           7,800  COMFORT SYSTEMS USA INCORPORATED                                                                         97,422
           9,400  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                           250,134
          22,640  MATRIX SERVICE COMPANY+                                                                                 243,606

                                                                                                                          914,011
                                                                                                                      -----------

DATA SERVICES: 0.25%
          38,395  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                            219,235
                                                                                                                      -----------

DEPOSITORY INSTITUTIONS: 8.05%
          15,075  1ST UNITED BANCORP INCORPORATED+                                                                        121,354
          18,721  ASSOCIATED BANC-CORP                                                                                    258,350
           8,600  ASTORIA FINANCIAL CORPORATION                                                                           124,700
          11,642  BANCORP INCORPORATED+                                                                                   103,614
           3,100  BANK OF THE OZARKS INCORPORATED                                                                         109,089
          10,800  BANNER CORPORATION                                                                                       41,472
          18,300  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                          134,871
          16,900  BROOKLINE BANCORP INCORPORATED                                                                          179,816
           1,700  CATHAY GENERAL BANCORPORATION                                                                            19,805
           5,190  CITY NATIONAL CORPORATION                                                                               280,104

                                     Wells Fargo Advantage Master Portfolios 191

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
           4,000  COLUMBIA BANKING SYSTEM INCORPORATED                                                               $     81,240
           4,100  EAST WEST BANCORP INCORPORATED                                                                           71,422
          12,900  FIRST BUSEY CORPORATION                                                                                  57,018
           2,400  FIRST FINANCIAL CORPORATION                                                                              69,504
          12,177  FIRST HORIZON NATIONAL CORPORATION+                                                                     171,083
          13,300  FIRST MIDWEST BANCORP INCORPORATED                                                                      180,215
           5,970  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                               84,893
          32,308  FIRST SECURITY GROUP INCORPORATED                                                                        69,785
          38,000  GLACIER BANCORP INCORPORATED                                                                            578,740
           5,400  GREAT SOUTHERN BANCORP INCORPORATION                                                                    121,176
           5,150  HANCOCK HOLDING COMPANY                                                                                 215,322
           2,600  HUDSON VALLEY HOLDING CORPORATION                                                                        62,920
           6,470  IBERIABANK CORPORATION                                                                                  388,265
           3,400  NBT BANCORP INCORPORATED                                                                                 77,690
          30,800  NEW YORK COMMUNITY BANCORP INCORPORATED                                                                 509,432
          22,000  NEWALLIANCE BANCSHARES INCORPORATED                                                                     277,640
          13,500  NEWBRIDGE BANCORPORATION+                                                                                47,925
           4,400  NORTHRIM BANCORP INCORPORATED                                                                            75,152
           2,635  NORTHWEST BANCSHARES INCORPORATED                                                                        30,935
           9,200  PACIFIC CONTINENTAL CORPORATION                                                                          96,600
          24,900  PACIFIC PREMIER BANCORP INCORPORATED+                                                                   122,010
           9,300  PACWEST BANCORP                                                                                         212,226
           3,900  STELLARONE CORPORATION                                                                                   52,143
          22,900  STERLING BANCSHARES INCORPORATED                                                                        127,782
           4,300  TCF FINANCIAL CORPORATION                                                                                68,542
           6,000  TEXAS CAPITAL BANCSHARES INCORPORATED+                                                                  113,940
          10,100  UMB FINANCIAL CORPORATION                                                                               410,060
          22,248  UNITED COMMUNITY BANKS INCORPORATED+                                                                     98,114
           8,710  UNIVEST CORPORATION OF PENNSYLVANIA                                                                     162,790
           7,000  WASHINGTON BANKING COMPANY                                                                               88,130
          26,650  WASHINGTON FEDERAL INCORPORATED                                                                         541,528
          11,699  WEST COAST BANCORP (OREGON)                                                                              30,183
           8,730  WESTERN LIBERTY BANCORP+                                                                                 61,110
          24,170  WHITNEY HOLDING CORPORATION                                                                             333,304
           7,890  WILMINGTON TRUST CORPORATION                                                                            130,737

                                                                                                                        7,192,731
                                                                                                                     ------------

E-COMMERCE/SERVICES: 0.20%
          21,600  SUPPORT.COM INCORPORATED+                                                                                70,632
          19,100  WEB.COM GROUP INCORPORATED+                                                                             104,095

                                                                                                                          174,727
                                                                                                                     ------------

EATING & DRINKING PLACES: 0.72%
           3,700  CEC ENTERTAINMENT INCORPORATED+                                                                         140,933
          11,000  MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                             110,770
          14,300  MORTON'S RESTAURANT GROUP INCORPORATED+                                                                  87,373
           7,900  O'CHARLEYS INCORPORATED+                                                                                 70,626
          46,400  WENDY'S ARBY'S GROUP INCORPORATED                                                                       232,000

                                                                                                                          641,702
                                                                                                                     ------------

EDUCATIONAL SERVICES: 0.19%
          11,900  LEARNING TREE INTERNATIONAL INCORPORATED+                                                               167,433
          58,950  VOYAGER EXPANDED LEARNING CORPORATION(a)                                                                      0

                                                                                                                          167,433
                                                                                                                     ------------

192 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES: 2.76%
          12,796  ALLETE INCORPORATED                                                                                $    428,410
           4,900  BLACK HILLS CORPORATION                                                                                 148,715
          15,100  CLEAN HARBORS INCORPORATED+                                                                             838,956
           8,975  EL PASO CORPORATION                                                                                      97,289
          26,677  EL PASO ELECTRIC COMPANY+                                                                               549,546
          15,065  NEWALTA INCORPORATED                                                                                    137,092
           3,400  NICOR INCORPORATED                                                                                      142,528
           3,500  PORTLAND GENERAL ELECTRIC COMPANY                                                                        67,585
           1,700  WGL HOLDINGS INCORPORATED                                                                                58,905

                                                                                                                        2,469,026
                                                                                                                     ------------

ELECTRONIC: 0.82%
          37,765  GENTEX CORPORATION                                                                                      733,396
                                                                                                                     ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.71%
          24,300  ADAPTEC INCORPORATED+                                                                                    79,461
           9,900  ADC TELECOMMUNICATIONS INCORPORATED+                                                                     72,369
           7,700  ARRIS GROUP INCORPORATED+                                                                                92,477
          55,200  ATMI INCORPORATED+                                                                                    1,065,912
           6,400  AVIAT NETWORKS INCORPORATED+                                                                             42,432
          13,400  CTS CORPORATION                                                                                         126,228
           3,600  DIODES INCORPORATED+                                                                                     80,640
          33,560  GRAFTECH INTERNATIONAL LIMITED+                                                                         458,765
           8,400  HELEN OF TROY LIMITED+                                                                                  218,904
          10,100  HOUSTON WIRE & CABLE COMPANY                                                                            116,958
          10,600  IMATION CORPORATION+                                                                                    116,706
          16,250  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                             91,813
           9,600  INTERSIL CORPORATION CLASS A                                                                            141,696
          15,700  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                  304,423
          17,100  MIPS TECHNOLOGIES INCORPORATED+                                                                          76,266
          37,500  MOLEX INCORPORATED CLASS A                                                                              661,875
         295,510  MRV COMMUNICATIONS INCORPORATED+                                                                        393,028
          12,280  OSI SYSTEMS INCORPORATED+                                                                               344,454
          76,325  POWER-ONE INCORPORATED+                                                                                 322,092
          20,656  RICHARDSON ELECTRONICS LIMITED                                                                          164,215
           6,700  SPECTRUM BRANDS INCORPORATED+                                                                           183,446
          67,382  TECHNITROL INCORPORATED                                                                                 355,777
          12,500  TELLABS INCORPORATED                                                                                     94,625
         154,325  TRIDENT MICROSYSTEMS INCORPORATED+                                                                      268,526
           5,500  UNIVERSAL ELECTRONICS INCORPORATED+                                                                     122,870

                                                                                                                        5,995,958
                                                                                                                     ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.10%
          32,500  CRA INTERNATIONAL INCORPORATED+                                                                         744,900
          10,135  INFINITY PHARMACEUTICALS INCORPORATED+                                                                   61,824
          39,260  SYMYX TECHNOLOGIES INCORPORATED+                                                                        176,277

                                                                                                                          983,001
                                                                                                                     ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.44%
           3,700  CROWN HOLDINGS INCORPORATED+                                                                             99,752
          17,500  QUANEX BUILDING PRODUCTS CORPORATION                                                                    289,275

                                                                                                                          389,027
                                                                                                                     ------------

                                     Wells Fargo Advantage Master Portfolios 193

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                          VALUE
FOOD & KINDRED PRODUCTS: 0.42%
           4,600  AMERICAN ITALIAN PASTA COMPANY CLASS A+                                                            $    178,802
          13,240  DEL MONTE FOODS COMPANY                                                                                 193,304

                                                                                                                          372,106
                                                                                                                     ------------

FOOD STORES: 0.70%
          50,400  WINN-DIXIE STORES INCORPORATED+                                                                         629,496
                                                                                                                     ------------

FOOTWEAR: 0.12%
             800  DECKERS OUTDOOR CORPORATION+                                                                            110,400
                                                                                                                     ------------

FURNITURE & FIXTURES: 0.48%
          15,400  FURNITURE BRANDS INTERNATIONAL INCORPORATED+                                                             99,022
           6,000  HNI CORPORATION                                                                                         159,780
           7,600  KIMBALL INTERNATIONAL INCORPORATED CLASS B                                                               52,820
          17,200  LSI INDUSTRIES INCORPORATED                                                                             117,304

                                                                                                                          428,926
                                                                                                                     ------------

HEALTH SERVICES: 3.39%
          33,800  ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                            91,936
          11,400  AMERICAN DENTAL PARTNERS INCORPORATED+                                                                  148,770
          29,100  BIOSCRIP INCORPORATED+                                                                                  232,218
          21,600  CARDIAC SCIENCE CORPORATION+                                                                             40,392
          22,317  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                  225,625
           7,100  EMERITUS CORPORATION+                                                                                   144,485
          23,135  ENSIGN GROUP INCORPORATED                                                                               400,930
          24,000  FIVE STAR QUALITY CARE INCORPORATED+                                                                     73,200
           8,340  GENTIVA HEALTH SERVICES INCORPORATED+                                                                   235,855
           4,440  HEALTHSOUTH REHABILITATION CORPORATION+                                                                  83,028
         356,800  HOOPER HOLMES INCORPORATED+                                                                             310,416
           2,800  HUMANA INCORPORATED+                                                                                    130,956
          12,000  LHC GROUP INCORPORATED+                                                                                 402,360
          13,805  MDS INCORPORATED+                                                                                       111,959
          15,500  NAUTILUS GROUP INCORPORATED+                                                                             46,810
          33,723  NOVAMED INCORPORATED+                                                                                   114,658
           8,600  REHABCARE GROUP INCORPORATED+                                                                           234,522

                                                                                                                        3,028,120
                                                                                                                     ------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.46%
           1,500  GRANITE CONSTRUCTION INCORPORATED                                                                        45,330
           7,275  MYR GROUP INCORPORATED+                                                                                 118,655
          15,833  STERLING CONSTRUCTION COMPANY INCORPORATED+                                                             248,895

                                                                                                                          412,880
                                                                                                                     ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.12%
          58,938  EMPIRE RESORTS INCORPORATED                                                                             107,267
                                                                                                                     ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.86%
          18,510  ACTUANT CORPORATION CLASS A                                                                             361,871
          12,200  ALTRA HOLDINGS INCORPORATED+                                                                            167,506
           7,900  BLOUNT INTERNATIONAL INCORPORATED+                                                                       81,844
           9,300  COLUMBUS MCKINNON CORPORATION+                                                                          147,591
          29,520  CRAY INCORPORATED+                                                                                      175,644
           2,600  DIEBOLD INCORPORATED                                                                                     82,576
          15,500  FLANDER CORPORATION+                                                                                     58,900
           3,200  GARDNER DENVER INCORPORATED                                                                             140,928
         103,990  INTERMEC INCORPORATED+                                                                                1,474,578

194 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           9,500  INTEVAC INCORPORATED+                                                                              $     131,290
           1,256  KADANT INCORPORATED+                                                                                      18,099
          12,800  KENNAMETAL INCORPORATED                                                                                  359,936
          23,374  MODINE MANUFACTURING COMPANY+                                                                            262,724
          17,700  NN INCORPORATED+                                                                                          97,350
         164,500  QUANTUM CORPORATION+                                                                                     432,635
          18,600  SPARTECH CORPORATION                                                                                     217,620
           2,700  TENNANT COMPANY                                                                                           73,953
           1,900  TIMKEN COMPANY                                                                                            57,019

                                                                                                                         4,342,064
                                                                                                                     -------------

INSURANCE CARRIERS: 4.00%
          13,400  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                          142,710
           8,850  AMERISAFE INCORPORATED+                                                                                  144,875
          14,311  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                                466,395
          26,987  BROWN & BROWN INCORPORATED                                                                               483,607
           5,100  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                              128,316
          11,100  DONEGAL GROUP INCORPORATED CLASS A                                                                       161,061
           3,100  EMC INSURANCE GROUP INCORPORATED                                                                          69,812
          10,900  HALLMARK FINANCIAL SERVICES INCORPORATED+                                                                 98,100
          29,982  MEADOWBROOK INSURANCE GROUP INCORPORATED                                                                 236,858
           6,745  MERCURY GENERAL CORPORATION                                                                              294,891
           7,005  NYMAGIC INCORPORATED                                                                                     148,716
           9,000  ONEBEACON INSURANCE GROUP LIMITED                                                                        155,250
           8,600  PENN MILLERS HOLDING CORPORATION+                                                                        104,490
          20,700  PMA CAPITAL CORPORATION CLASS A+                                                                         127,098
          22,500  SEABRIGHT INSURANCE HOLDINGS                                                                             247,725
           4,200  STATE AUTO FINANCIAL CORPORATION                                                                          75,390
          35,318  STEWART INFORMATION SERVICES CORPORATION                                                                 487,388

                                                                                                                         3,572,682
                                                                                                                     -------------

INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.39%
         421,960  SANDSTORM RESOURCES LIMITED+                                                                             344,830
                                                                                                                     -------------

LEATHER & LEATHER PRODUCTS: 0.29%
           7,400  SHOE CARNIVAL INCORPORATED+                                                                              169,164
           3,700  WEYCO GROUP INCORPORATED                                                                                  87,024

                                                                                                                           256,188
                                                                                                                     -------------

LEGAL SERVICES: 0.35%
           6,900  RAYONIER INCORPORATED                                                                                    313,467
                                                                                                                     -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.55%
          19,815  NOBILITY HOMES INCORPORATED                                                                              193,989
          16,063  SKYLINE CORPORATION                                                                                      298,772

                                                                                                                           492,761
                                                                                                                     -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.20%
          61,859  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                 231,971
          15,200  CANTEL INDUSTRIES                                                                                        301,720
           9,163  COHERENT INCORPORATED+                                                                                   292,849
           6,000  HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                    109,080
          46,100  HEALTHTRONICS INCORPORATED+                                                                              165,038
          27,625  HERLEY INDUSTRIES INCORPORATED+                                                                          404,983
           2,600  ICU MEDICAL INCORPORATED+                                                                                 89,570
          38,330  ION GEOPHYSICAL CORPORATION+                                                                             188,584

                                     Wells Fargo Advantage Master Portfolios 195

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         108,601  LTX-CREDENCE CORPORATION+                                                                          $    329,061
          19,700  MEDICAL ACTION INDUSTRIES INCORPORATED+                                                                 241,719
          36,000  NEWPORT CORPORATION+                                                                                    450,000
           3,700  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                               40,182
          37,300  PERKINELMER INCORPORATED                                                                                891,470
           9,700  WATERS CORPORATION+                                                                                     655,138
           9,500  ZOLL MEDICAL CORPORATION+                                                                               250,420

                                                                                                                        4,641,785
                                                                                                                     ------------

MEDIA: 0.29%
          39,820  OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                  262,414
                                                                                                                     ------------

METAL MINING: 2.75%
          11,995  ELDORADO GOLD CORPORATION+                                                                              144,900
           3,680  GOLDCORP INCORPORATED                                                                                   136,970
         130,400  GREAT BASIN GOLD LIMITED+                                                                               225,592
         105,940  PETAQUILLA MINERALS LIMITED+                                                                             58,267
          21,075  RANDGOLD RESOURCES LIMITED ADR                                                                        1,619,192
           5,905  ROYAL GOLD INCORPORATED                                                                                 272,870

                                                                                                                        2,457,791
                                                                                                                     ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.35%
          38,030  ACCO BRANDS CORPORATION+                                                                                291,310
          10,133  BLYTH INCORPORATED                                                                                      316,656
          17,000  KID BRANDS INCORPORATED+                                                                                147,050
          25,600  LEAPFROG ENTERPRISES INCORPORATED+                                                                      167,680
           8,200  RC2 CORPORATION+                                                                                        122,754
           6,300  STANDEX INTERNATIONAL CORPORATION                                                                       162,351

                                                                                                                        1,207,801
                                                                                                                     ------------

MISCELLANEOUS RETAIL: 0.73%
          12,400  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                     36,332
          71,300  OFFICE DEPOT INCORPORATED+                                                                              568,974
          10,200  PC MALL INCORPORATED+                                                                                    51,612

                                                                                                                          656,918
                                                                                                                     ------------

MOTION PICTURES: 0.07%
           2,200  ASCENT MEDIA CORPORATION+                                                                                59,950
                                                                                                                     ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.38%
          11,200  ARKANSAS BEST CORPORATION                                                                               334,656
           7,650  YRC WORLDWIDE INCORPORATED+                                                                               4,160

                                                                                                                          338,816
                                                                                                                     ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.16%
         151,271  CAPITALSOURCE INCORPORATED                                                                              845,605
          36,158  MCG CAPITAL CORPORATION+                                                                                188,383

                                                                                                                        1,033,988
                                                                                                                     ------------

NURSING HOME: 0.06%
           1,521  ASSISTED LIVING CONCEPTS INCORPORATED+                                                                   49,950
                                                                                                                     ------------

OIL & GAS EXPLORATION: 0.06%
          17,300  CRIMSON EXPLORATION INCORPORATED+                                                                        50,516
                                                                                                                     ------------

196 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                          VALUE
OIL & GAS EXTRACTION: 5.88%
           3,400  ATWOOD OCEANICS INCORPORATED+                                                                      $    117,742
          12,400  COMPLETE PRODUCTION SERVICES INCORPORATED+                                                              143,220
           2,100  COMSTOCK RESOURCES INCORPORATED+                                                                         66,780
           8,305  FOREST OIL CORPORATION+                                                                                 214,435
          72,994  GLOBAL INDUSTRIES LIMITED+                                                                              468,621
          22,155  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                              288,680
           8,500  HERCULES OFFSHORE INCORPORATED+                                                                          36,635
          29,530  KEY ENERGY SERVICES INCORPORATED+                                                                       282,012
          63,839  MCMORAN EXPLORATION COMPANY+                                                                            933,965
         139,245  NEWPARK RESOURCES INCORPORATED+                                                                         731,036
           5,235  OCEANEERING INTERNATIONAL INCORPORATED+                                                                 332,370
           3,465  PRIDE INTERNATIONAL INCORPORATED+                                                                       104,331
          13,005  RANGE RESOURCES CORPORATION                                                                             609,544
          14,040  SANDRIDGE ENERGY INCORPORATED+                                                                          108,108
          14,800  STONE ENERGY CORPORATION+                                                                               262,700
           5,000  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                  105,100
           1,900  UNIT CORPORATION+                                                                                        80,332
          34,950  WARREN RESOURCES INCORPORATED+                                                                           88,074
          23,204  WILLBROS GROUP INCORPORATED+                                                                            278,680

                                                                                                                        5,252,365
                                                                                                                     ------------

OIL & GAS-EQUIPMENT & SERVICES: 0.10%
          12,000  CAL DIVE INTERNATIONAL INCORPORATED+                                                                     87,960
                                                                                                                     ------------

OIL & OIL SERVICES: 0.26%
           6,010  HELMERICH & PAYNE INCORPORATED                                                                          228,861
                                                                                                                     ------------

PAPER & ALLIED PRODUCTS: 0.78%
           4,835  CELLU TISSUE HOLDINGS INCORPORATED+                                                                      48,253
           9,000  CLEARWATER PAPER CORPORATION+                                                                           443,250
           3,200  SONOCO PRODUCTS COMPANY                                                                                  98,528
          12,475  WAUSAU PAPER CORPORATION                                                                                106,537

                                                                                                                          696,568
                                                                                                                     ------------

PERSONAL SERVICES: 0.42%
           3,700  COINSTAR INCORPORATED+                                                                                  120,250
          13,800  REGIS CORPORATION                                                                                       257,784

                                                                                                                          378,034
                                                                                                                     ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 2.66%
           7,700  DELEK US HOLDINGS INCORPORATED                                                                           56,056
          28,664  INTEROIL CORPORATION+                                                                                 1,857,427
          14,000  WD-40 COMPANY                                                                                           459,620

                                                                                                                        2,373,103
                                                                                                                     ------------

PHARMACEUTICALS: 0.16%
           7,800  PHARMERICA CORPORATION+                                                                                 142,116
                                                                                                                     ------------

PIPELINES: 0.13%
           2,300  ENBRIDGE ENERGY PARTNERS LP                                                                             116,311
                                                                                                                     ------------

PRIMARY METAL INDUSTRIES: 0.30%
           3,600  BELDEN CDT INCORPORATED                                                                                  98,856
           6,400  MUELLER INDUSTRIES INCORPORATED                                                                         171,456

                                                                                                                          270,312
                                                                                                                     ------------

                                     Wells Fargo Advantage Master Portfolios 197

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                           VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.52%
           5,900  AMERICAN GREETINGS CORPORATION CLASS A                                                             $    122,956
           9,100  ENNIS INCORPORATED                                                                                      148,057
           4,900  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                              20,580
           6,700  MULTI-COLOR CORPORATION                                                                                  80,266
          19,900  PRESSTEK INCORPORATED+                                                                                   89,152

                                                                                                                          461,011
                                                                                                                     ------------

PROPERTY - CASUALTY INSURANCE: 0.07%
           2,500  AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                           62,500
                                                                                                                     ------------

PUBLISHING: 0.15%
          34,472  CAMBIUM LEARNING GROUP INCORPORATED+                                                                    137,888
                                                                                                                     ------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 8.41%
           6,500  AGREE REALTY CORPORATION                                                                                148,590
          31,120  ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                  534,642
         113,677  ANWORTH MORTGAGE ASSET CORPORATION                                                                      766,183
          37,555  CAPSTEAD MORTGAGE CORPORATION                                                                           449,158
          14,200  CEDAR SHOPPING CENTERS INCORPORATED                                                                     112,322
         301,681  CHIMERA INVESTMENT CORPORATION                                                                        1,173,539
           2,800  COLONIAL PROPERTIES TRUST                                                                                36,064
          29,212  EXTERRAN HOLDINGS INCORPORATED+                                                                         706,054
          25,104  FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                473,964
           4,200  FRANKLIN STREET PROPERTIES CORPORATION                                                                   60,606
          10,420  HATTERAS FINANCIAL CORPORATION                                                                          268,523
          43,360  HILLTOP HOLDINGS INCORPORATED+                                                                          509,480
           4,500  LASALLE HOTEL PROPERTIES                                                                                104,850
          30,483  LEXINGTON CORPORATE PROPERTIES TRUST                                                                    198,444
          16,050  MEDICAL PROPERTIES TRUST INCORPORATED                                                                   168,204
          78,795  MFA MORTGAGE INVESTMENTS INCORPORATED                                                                   579,931
         122,575  ORIGEN FINANCIAL INCORPORATED+                                                                          204,700
          39,606  PRIMORIS SERVICES CORPORATION                                                                           306,550
           8,045  REDWOOD TRUST INCORPORATED                                                                              124,054
           5,370  SILVER STANDARD RESOURCES INCORPORATED+                                                                  95,532
          30,008  THOMAS PROPERTIES GROUP INCORPORATED                                                                     99,927
          13,000  U-STORE-IT TRUST                                                                                         93,600
          36,755  UMH PROPERTIES INCORPORATED                                                                             300,288

                                                                                                                        7,515,205
                                                                                                                     ------------

RETAIL-DRUG STORES: 0.06%
           2,555  VITAMIN SHOPPE INCORPORATED+                                                                             57,360
                                                                                                                     ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.92%
         104,868  INTERTAPE POLYMER GROUP INCORPORATED+                                                                   347,113
           5,021  JARDEN CORPORATION                                                                                      167,149
          14,663  SEALED AIR CORPORATION                                                                                  309,096

                                                                                                                          823,358
                                                                                                                     ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.43%
          10,200  ALLIANCE BERNSTEIN HOLDING LP                                                                           312,732
           9,700  TRADESTATION GROUP INCORPORATED+                                                                         67,997

                                                                                                                          380,729
                                                                                                                     ------------

SOFTWARE: 2.33%
          17,700  AMERICAN SOFTWARE INCORPORATED CLASS A                                                                  102,837
          24,200  CHORDIANT SOFTWARE INCORPORATED+                                                                        122,694

198 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                          VALUE
SOFTWARE (continued)
          23,600  ELECTRONIC ARTS INCORPORATED+                                                                      $    440,376
          18,700  EPICOR SOFTWARE CORPORATION+                                                                            178,772
           7,800  EPIQ SYSTEMS INCORPORATED+                                                                               96,954
          17,200  JDA SOFTWARE GROUP INCORPORATED+                                                                        478,504
          14,800  LAWSON SOFTWARE INCORPORATED+                                                                            97,828
           8,200  NOVELL INCORPORATED+                                                                                     49,118
           6,900  PROS HOLDINGS INCORPORATED+                                                                              68,172
          49,355  REALNETWORKS INCORPORATED+                                                                              238,385
           4,533  SYBASE INCORPORATED+                                                                                    211,328

                                                                                                                        2,084,968
                                                                                                                     ------------
TRANSPORTATION BY AIR: 0.82%
          70,855  AIRTRAN HOLDINGS INCORPORATED+                                                                          359,943
          31,125  JETBLUE AIRWAYS CORPORATION+                                                                            173,678
           2,856  PHI INCORPORATED (VOTING)+                                                                               63,346
           6,615  PHI INCORPORATED (NON-VOTING)+                                                                          140,106

                                                                                                                          737,073
                                                                                                                     ------------
TRANSPORTATION EQUIPMENT: 0.49%
           7,400  ATC TECHNOLOGY CORPORATION+                                                                             126,984
          11,898  EXIDE TECHNOLOGIES+                                                                                      68,414
          21,700  SPARTAN MOTORS INCORPORATED                                                                             121,520
           2,800  WABTEC CORPORATION                                                                                      117,936

                                                                                                                          434,854
                                                                                                                     ------------
TRANSPORTATION SERVICES: 0.26%
           8,200  DYNAMEX INCORPORATED+                                                                                   141,040
           3,200  GATX CORPORATION                                                                                         91,680

                                                                                                                          232,720
                                                                                                                     ------------
WATER TRANSPORTATION: 0.02%
           2,700  HORIZON LINES INCORPORATED                                                                               14,688
                                                                                                                     ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.26%
          10,300  SCHOOL SPECIALTY INCORPORATED+                                                                          233,913
                                                                                                                     ------------
WHOLESALE TRADE-DURABLE GOODS: 1.27%
           2,900  BARNES GROUP INCORPORATED                                                                                56,405
           4,300  INTERLINE BRANDS INCORPORATED+                                                                           82,302
          16,700  KAMAN CORPORATION CLASS A                                                                               417,667
           5,800  LKQ CORPORATION+                                                                                        117,740
           1,700  OMNICARE INCORPORATED                                                                                    48,093
           2,700  OWENS & MINOR INCORPORATED                                                                              125,253
          33,996  PATRICK INDUSTRIES INCORPORATED+                                                                         98,588
          12,200  WILLIS LEASE FINANCE CORPORATION+                                                                       192,516

                                                                                                                        1,138,564
                                                                                                                     ------------

TOTAL COMMON STOCKS (COST $73,117,958)                                                                                 86,043,617
                                                                                                                     ------------
INVESTMENT COMPANIES: 0.28%
           9,579  KBW REGIONAL BANKING ETF                                                                                251,161

TOTAL INVESTMENT COMPANIES (COST $212,809)                                                                                251,161
                                                                                                                     ------------

                                     Wells Fargo Advantage Master Portfolios 199

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES  SECURITY NAME                                                                            DIVIDEND YIELD      VALUE
PREFERRED STOCKS: 0.32%
      1,200  CARRIAGE SERVICES INCORPORATED (FUNERAL SERVICES & RELATED ITEMS)(a)                         11.86%       $     35,400
         55  CENTER FINANCIAL CORPORATION SERIES B (BANKING)(a)(i)                                        12.00              71,133
      3,600  LASALLE HOTEL PROPERTIES (REAL ESTATE INVESTMENT TRUST)                                       8.42              85,572
      3,953  SVB CAPITAL II (COMMERCIAL BANKS)                                                             7.54              91,710

TOTAL PREFERRED STOCKS (COST $200,498)                                                                                      283,815
                                                                                                                       ------------

                                                                                                          YIELD
SHORT-TERM INVESTMENTS: 2.76%

MUTUAL FUNDS: 2.76%
  2,471,710  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                                               0.09           2,471,710
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,471,710)                                                                            2,471,710
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES

(COST $76,002,975)*                                                                         99.67%                       89,050,303
OTHER ASSETS AND LIABILITIES, NET                                                            0.33                           292,715
                                                                                          -------                      ------------

TOTAL NET ASSETS                                                                           100.00%                     $ 89,343,018
                                                                                          -------                      ------------

----------

+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)   Rate shown is the 7-day annualized yield at period end.

(l)   Investment in an affiliate.

* Cost for federal income tax purposes is $80,086,381 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                 $   21,772,730
Gross unrealized depreciation                                    (12,808,808)
                                                              --------------
Net unrealized appreciation                                   $    8,963,922

The accompanying notes are an integral part of these financial statements.

200 Wells Fargo Advantage Master Portfolios

                Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

                                                                           C&B Large       Disciplined
                                                                           Cap Value         Growth
                                                                           Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In unaffiliated securities (including securities on loan) ........  $  590,320,572   $  68,509,276
     In affiliated securities .........................................      16,713,155       1,008,460
                                                                         ------------------------------
   Total investments at value (see cost below) ........................     607,033,727      69,517,736
                                                                         ------------------------------
   Segregated cash ....................................................               0               0
   Foreign currency, at value (see cost below) ........................               0               0
   Receivable for investments sold ....................................               0               0
   Receivables for dividends ..........................................       1,208,534         139,950
   Unrealized appreciation on forward foreign currency contracts ......               0               0
                                                                         ------------------------------
Total Assets ..........................................................     608,242,261      69,657,686
                                                                         ------------------------------

LIABILITIES
   Variation margin payable on futures contracts ......................               0               0
   Payable for investments purchased ..................................       6,672,717               0
   Unrealized depreciation of forward foreign currency contracts ......               0               0
   Payable upon receipt of securities loaned ..........................       7,272,712       1,026,018
   Payable to investment advisor and affiliates .......................         325,943          38,694
   Payable for custodian fee ..........................................           3,601           1,471
   Accrued expenses and other liabilities .............................          16,098          14,518
                                                                         ------------------------------
Total liabilities .....................................................      14,291,071       1,080,701
                                                                         ------------------------------
TOTAL NET ASSETS ......................................................  $  593,951,190   $  68,576,985
                                                                         ==============================

Investments, at cost ..................................................  $  592,591,105   $  57,528,737
                                                                         ------------------------------
Securities on loan, at value ..........................................  $    6,893,910   $     762,000
                                                                         ------------------------------
Foreign currencies, at cost ...........................................  $            0   $           0
                                                                         ------------------------------

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 201

Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

 Emerging         Equity         Equity                       International  International
  Growth          Income         Value            Index           Core          Growth
 Portfolio       Portfolio      Portfolio       Portfolio       Portfolio      Portfolio
------------------------------------------------------------------------------------------
$  39,585,513  $ 230,229,278  $ 533,272,028  $ 2,058,091,066  $ 55,136,838   $ 150,380,706
      663,091      2,670,386      9,199,253       45,906,568     1,193,423       3,339,209
------------------------------------------------------------------------------------------
   40,248,604    232,899,664    542,471,281    2,103,997,634    56,330,261     153,719,915
------------------------------------------------------------------------------------------
            0              0              0                0     1,136,500               0
            0              0              0                0        65,751          75,679
      220,571              0     15,566,036                0             0         974,428
       29,016        178,344        520,195        2,675,446       175,665         353,630
            0              0              0                0        61,382              22
------------------------------------------------------------------------------------------
   40,498,191    233,078,008    558,557,512    2,106,673,080    57,769,559     155,123,674
------------------------------------------------------------------------------------------

            0              0              0           57,750             0               0
      282,293              0     19,533,051          436,477       630,928       1,549,067
            0              0              0                0         6,544              25
    1,796,247      1,332,544     11,670,492       13,336,663             0               0
       25,576        121,836        293,409          120,229        43,513          89,043
        3,233              0          6,055           20,949        41,887         257,573
       15,451         20,494         21,924           36,352        38,041          36,657
------------------------------------------------------------------------------------------
    2,122,800      1,474,874     31,524,931       14,008,420       760,913       1,932,365
------------------------------------------------------------------------------------------
$  38,375,391  $ 231,603,134  $ 527,032,581  $ 2,092,664,660  $ 57,008,646   $ 153,191,309
==========================================================================================

$  30,874,003  $ 210,533,453  $ 460,708,060  $ 2,009,396,672  $ 48,802,625   $ 134,311,852
------------------------------------------------------------------------------------------
$   1,189,257  $   1,351,980  $  12,895,930  $     9,619,845  $          0   $           0
------------------------------------------------------------------------------------------
$           0  $           0  $           0  $             0  $     65,275   $      75,679
------------------------------------------------------------------------------------------

202 Wells Fargo Advantage Master Portfolios

                Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

                                                                       International   International
                                                                           Index           Value
                                                                         Portfolio       Portfolio
----------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In unaffiliated securities (including securities on loan) ......  $  55,835,338   $ 295,777,116
     In affiliated securities .......................................        511,273       7,289,152
                                                                       -----------------------------
   Total investments at value (see cost below) ......................     56,346,611     303,066,268
                                                                       -----------------------------
   Segregated cash ..................................................              0               0
   Foreign currency, at value (see cost below) ......................        331,686       7,099,150
   Variation margin receivable on futures contracts .................        245,471               0
   Receivable for investments sold ..................................              0               0
   Receivables for dividends ........................................        269,812       1,610,226
   Receivable from investment advisor and affiliates ................         34,984               0
   Unrealized appreciation on forward foreign currency contracts ....          5,521               0
                                                                       -----------------------------
Total Assets ........................................................     57,234,085     311,775,644
                                                                       -----------------------------

LIABILITIES
   Foreign taxes payable ............................................         10,996         108,770
   Payable to custodian for overdrafts ..............................              0               0
   Variation margin payable on futures contracts ....................          6,132               0
   Payable for investments purchased ................................              0         107,343
   Unrealized depreciation of forward foreign currency contracts ....          3,071               0
   Payable upon receipt of securities loaned ........................              0               0
   Payable to investment advisor and affiliates .....................              0         210,079
   Payable for custodian fee ........................................        267,695         292,394
   Payable for audit fee ............................................         17,741          12,929
   Accrued expenses and other liabilities ...........................         15,904          45,193
                                                                       -----------------------------
Total liabilities ...................................................        321,539         776,708
                                                                       -----------------------------
TOTAL NET ASSETS ....................................................  $  56,912,546   $ 310,998,936
                                                                       =============================

Investments, at cost ................................................  $  53,989,895   $ 330,963,573
                                                                       -----------------------------
Securities on loan, at value ........................................  $           0   $           0
                                                                       -----------------------------
Foreign currencies, at cost .........................................  $     332,358   $   7,154,058
                                                                       -----------------------------

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 203

Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

 Large Cap        Large Company      Small Cap     Small Company     Small Company      Strategic
Appreciation         Growth            Index          Growth             Value          Small Cap
 Portfolio          Portfolio        Portfolio      Portfolio          Portfolio     Value Portfolio
----------------------------------------------------------------------------------------------------
$  69,316,624   $    644,899,937   $ 101,444,960   $  341,299,384   $  163,896,282   $    86,578,593
            0          7,933,097         897,297       14,708,242        4,319,642         2,471,710
----------------------------------------------------------------------------------------------------
   69,316,624        652,833,034     102,342,257      356,007,626      168,215,924        89,050,303
----------------------------------------------------------------------------------------------------
            0                  0               0                0                0            50,000
            0                  0               0                0                0                 0
            0                  0               0                0                0                 0
    1,186,578         18,190,303           1,300        5,563,772        1,197,363           409,792
       81,827            285,452          88,939           39,875          187,539           151,475
            0                  0               0                0                0                 0
            0                  0               0                0                0                 0
----------------------------------------------------------------------------------------------------
   70,585,029        671,308,789     102,432,496      361,611,273      169,600,826        89,661,570
----------------------------------------------------------------------------------------------------

            0                  0               0                0                0                 0
      179,672                  0               0                0                0                 0
            0                  0           9,512                0                0                 0
            0          9,913,718         147,897        3,799,879          430,015           234,749
            0                  0               0                0                0                 0
    1,179,884          5,978,335       3,081,883        6,801,035        3,065,842                 0
       35,558            277,609          13,294          235,437          111,234            61,461
        2,546              4,087          10,422            5,643            7,468             7,823
       10,638             17,768          13,347           13,752           12,161            11,641
        1,601             14,737           3,986            5,320            3,794             2,878
----------------------------------------------------------------------------------------------------
    1,409,899         16,206,254       3,280,341       10,861,066        3,630,514           318,552
----------------------------------------------------------------------------------------------------
$  69,175,130   $    655,102,535   $  99,152,155   $  350,750,207   $  165,970,312   $    89,343,018
====================================================================================================

$  57,425,355   $    553,098,991   $ 101,147,459   $  289,648,514   $  121,276,347   $    76,002,975
----------------------------------------------------------------------------------------------------
$     776,150   $      3,853,597   $   1,572,059   $    5,508,335   $    1,742,951   $             0
----------------------------------------------------------------------------------------------------
$           0   $              0   $           0   $            0   $            0   $             0
----------------------------------------------------------------------------------------------------

204 Wells Fargo Advantage Master Portfolios

   Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

                                                                                    C&B Large      Disciplined
                                                                                    Cap Value        Growth
                                                                                    Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1) ................................................................  $    5,884,299   $   474,578
   Interest ....................................................................               0             0
   Income from affiliated securities ...........................................           9,199           722
   Securities lending income ...................................................          10,664         1,011
                                                                                  ----------------------------
Total investment income ........................................................       5,904,162       476,311
                                                                                  ----------------------------

EXPENSES
   Advisory fees ...............................................................       2,044,092       235,558
   Custody fees ................................................................          18,944         3,242
   Professional fees ...........................................................          18,902        19,394
   Other fees and expenses .....................................................          13,632         7,352
                                                                                  ----------------------------
Total expenses .................................................................       2,095,570       265,546
                                                                                  ----------------------------

LESS
   Waived fees and/or reimbursed expenses ......................................         (68,598)            0
   Net expenses ................................................................       2,026,972       265,546
                                                                                  ----------------------------
Net investment income (loss) ...................................................       3,877,190       210,765
                                                                                  ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency
    translation ................................................................     (19,403,831)    2,383,763
   Affiliated securities .......................................................               0             0
   Forward foreign currency contracts ..........................................               0             0
   Futures transactions ........................................................               0             0
                                                                                  ----------------------------
Net realized gain (loss) from investments ......................................     (19,403,831)    2,383,763
                                                                                  ----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency
    translation.................................................................      70,751,791     3,736,949
   Affiliated securities. ......................................................               0             0
   Forward foreign currency contracts ..........................................               0             0
   Futures transactions ........................................................               0             0
                                                                                  ----------------------------
Net change in unrealized appreciation (depreciation) of investments ............      70,751,791     3,736,949
                                                                                  ----------------------------
Net realized and unrealized gain on investments ................................      51,347,960     6,120,712
                                                                                  ----------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................  $   55,225,150   $ 6,331,477
                                                                                  ============================

1 Net of foreign withholding taxes of ..........................................  $        7,082   $         0

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 205

Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

  Emerging         Equity           Equity                      International   International
   Growth          Income           Value           Index           Core           Growth
  Portfolio       Portfolio        Portfolio      Portfolio       Portfolio       Portfolio
---------------------------------------------------------------------------------------------
$      44,068   $    2,834,835   $  3,928,056   $  19,978,246   $     399,268   $    840,522
            0                0              0           2,477               0              0
          776                0          2,500           9,216           2,772          1,546
       13,962            1,892         24,877         137,384           4,104          7,393
--------------------------------------------------------------------------------------------
       58,806        2,836,727      3,955,433      20,127,323         406,144        849,461
--------------------------------------------------------------------------------------------

      177,275          794,975      1,712,881         875,174         263,152        679,551
        4,537            9,133         18,268          68,468          49,216        275,518
       19,394           23,478         17,649          23,660          24,564         24,788
        7,272           10,169         13,079          29,075          14,226         12,310
--------------------------------------------------------------------------------------------
      208,478          837,755      1,761,877         996,377         351,158        992,167
--------------------------------------------------------------------------------------------

      (12,358)          (4,135)       (59,020)         (7,064)        (12,546)      (161,987)
      196,120          833,620      1,702,857         989,313         338,612        830,180
--------------------------------------------------------------------------------------------
     (137,314)       2,003,107      2,252,576      19,138,010          67,532         19,281
--------------------------------------------------------------------------------------------

   10,797,923       (5,607,484)    24,124,035      14,987,315       8,564,401      2,283,441
            0                0              0          25,601               0              0
            0                0              0               0          (8,069)        (3,709)
            0                0              0       3,085,831               0              0
--------------------------------------------------------------------------------------------
   10,797,923       (5,607,484)    24,124,035      18,098,747       8,556,332      2,279,732
--------------------------------------------------------------------------------------------

   (5,069,232)      25,200,842     35,516,973     181,377,738      (6,538,455)      (291,921)
            0                0              0       3,102,890               0              0
            0                0              0               0         497,413             (3)
            0                0              0         101,911               0              0
--------------------------------------------------------------------------------------------
   (5,069,232)      25,200,842     35,516,973     184,582,539      (6,041,042)      (291,924)
--------------------------------------------------------------------------------------------
    5,728,691       19,593,358     59,641,008     202,681,286       2,515,290      1,987,808
--------------------------------------------------------------------------------------------
$   5,591,377   $   21,596,465   $ 61,893,584   $ 221,819,296   $   2,582,822   $  2,007,089
============================================================================================

$           0   $            0   $     17,301   $           0   $      37,658   $     67,010


206 Wells Fargo Advantage Master Portfolios

   Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

                                                                                         International   International
                                                                                             Index           Value
                                                                                           Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1) .......................................................................  $    574,150    $    3,095,614
   Interest ...........................................................................             0                 0
   Income from affiliated securities ..................................................         2,021             4,037
   Securities lending income ..........................................................        17,405            39,906
                                                                                         ------------------------------
Total investment income ...............................................................       593,576         3,139,557
                                                                                         ------------------------------

EXPENSES
   Advisory fees ......................................................................        97,052         1,427,200
   Custody fees .......................................................................       275,059           330,609
   Professional fees ..................................................................        23,620            19,503
   Other fees and expenses ............................................................        14,053            20,591
                                                                                         ------------------------------
Total expenses ........................................................................       409,784         1,797,903
                                                                                         ------------------------------

LESS
   Waived fees and/or reimbursed expenses .............................................      (235,462)         (259,904)
   Net expenses .......................................................................       174,322         1,537,999
                                                                                         ------------------------------
Net investment income (loss) ..........................................................       419,254         1,601,558
                                                                                         ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency translation .......     1,070,143       (15,781,282)
   Forward foreign currency contracts .................................................       (40,492)                0
   Futures transactions. ..............................................................       176,307                 0
                                                                                         ------------------------------
Net realized gain (loss) from investments .............................................     1,205,958       (15,781,282)
                                                                                         ------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency translation .......        19,309        17,616,610
   Forward foreign currency contracts .................................................         5,984                 0
   Futures transactions ...............................................................        13,622                 0
                                                                                         ------------------------------
Net change in unrealized appreciation (depreciation) of investments ...................        38,915        17,616,610
                                                                                         ------------------------------
Net realized and unrealized gain on investments .......................................     1,244,873         1,835,328
                                                                                         ------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................  $  1,664,127    $    3,436,886
                                                                                         ==============================

1 Net of foreign withholding taxes of .................................................  $     67,060    $      363,507

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 207

Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

 Large Cap      Large Company     Small Cap      Small Company   Small Company      Strategic
Appreciation       Growth           Index           Growth           Value          Small Cap
 Portfolio        Portfolio       Portfolio        Portfolio       Portfolio     Value Portfolio
------------------------------------------------------------------------------------------------
$   528,503    $  4,389,027     $      604,189   $    427,124    $     891,860   $       808,448
          0               0                394              0                0                 0
        672           6,799              1,969          3,146            2,363             3,268
      1,055          61,258             37,004         23,601            8,464                 0
------------------------------------------------------------------------------------------------
    530,230       4,457,084            643,556        453,871          902,687           811,716
------------------------------------------------------------------------------------------------

    271,105       2,291,009            110,056      1,423,105          717,264           419,421
      4,679          22,515             13,970         14,282           12,505            10,996
     17,419          23,950             21,592         21,043           19,988            20,118
      7,695          21,116              9,160         11,419            9,898             8,940
------------------------------------------------------------------------------------------------
    300,898       2,358,590            154,778      1,469,849          759,655           459,475
------------------------------------------------------------------------------------------------

    (31,579)       (278,652)           (13,755)       (20,317)          (1,562)           (8,818)
    269,319       2,079,938            141,023      1,449,532          758,093           450,657
------------------------------------------------------------------------------------------------
    260,911       2,377,146            502,533       (995,661)         144,594           361,059
------------------------------------------------------------------------------------------------

  7,490,274      25,817,256        (26,559,069)    34,185,248       21,697,313       (14,693,224)
          0               0                  0              0                0                 0
          0               0          1,607,557              0                0                 0
------------------------------------------------------------------------------------------------
  7,490,274      25,817,256        (24,951,512)    34,185,248       21,697,313       (14,693,224)
------------------------------------------------------------------------------------------------

    584,880      36,018,807         38,372,492      5,013,701       (1,387,585)       21,951,808
          0               0                  0              0                0                 0
          0               0            (93,510)             0                0                 0
------------------------------------------------------------------------------------------------
    584,880      36,018,807         38,278,982      5,013,701       (1,387,585)       21,951,808
------------------------------------------------------------------------------------------------
  8,075,154      61,836,063         13,327,470     39,198,949       20,309,728         7,258,584
------------------------------------------------------------------------------------------------
$ 8,336,065    $ 64,213,209     $   13,830,003   $ 38,203,288    $  20,454,322   $     7,619,643
------------------------------------------------------------------------------------------------

$     2,388    $          0     $            0   $          0    $           0   $           342

208 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets

                                                                                     C&B LARGE CAP VALUE PORTFOLIO
                                                                                 -------------------------------------
                                                                                     For the
                                                                                 Six Months Ended        For the
                                                                                  March 31, 2010        Year Ended
                                                                                   (Unaudited)      September 30, 2009
                                                                                 -------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................  $  635,871,240      $  676,445,814

OPERATIONS
   Net investment income (loss) ................................................       3,877,190          11,286,676
   Net realized gain (loss) on investments .....................................     (19,403,831)        (71,204,167)
   Net change in unrealized appreciation (depreciation) of investments .........      70,751,791          25,300,192
                                                                                  ------------------------------------
Net increase (decrease) in net assets resulting from operations ................      55,225,150         (34,617,299)
                                                                                  ------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................      26,344,494         114,730,358
   Withdrawals .................................................................    (123,489,694)       (120,687,633)
                                                                                  ------------------------------------
Net increase (decrease) from transactions in investor's beneficial interests ...     (97,145,200)         (5,957,275)
                                                                                  ------------------------------------
NET DECREASE IN NET ASSETS .....................................................     (41,920,050)        (40,574,574)
                                                                                  ====================================
ENDING NET ASSETS ..............................................................  $  593,951,190      $  635,871,240
                                                                                  ====================================

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 209

Statements of Changes in Net Assets

     DISCIPLINED GROWTH PORTFOLIO            EMERGING GROWTH PORTFOLIO                EQUITY INCOME PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                For the                                  For the
Six Months Ended         For the        Six Months Ended        For the         Six Months Ended         For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009     (Unaudited)      September 30, 2009      (Unaudited)     September 30, 2009
---------------------------------------------------------------------------------------------------------------------

  $  88,895,931      $  108,621,365       $  88,625,473      $   99,217,350       $ 263,302,372      $ 358,051,926


        210,765             423,486            (137,314)           (383,603)          2,003,107          6,586,974
      2,383,763         (31,162,876)         10,797,923         (23,525,696)         (5,607,484)        (8,276,559)
      3,736,949           9,883,779          (5,069,232)         16,900,670          25,200,842        (42,154,866)
---------------------------------------------------------------------------------------------------------------------
      6,331,477         (20,855,611)          5,591,377          (7,008,629)         21,596,465        (43,844,451)
---------------------------------------------------------------------------------------------------------------------




      4,433,324          19,431,523           2,147,527          14,074,802           7,515,956         15,470,818
    (31,083,747)        (18,301,346)        (57,988,986)        (17,658,050)        (60,811,659)       (66,375,921)
---------------------------------------------------------------------------------------------------------------------
    (26,650,423)          1,130,177         (55,841,459)         (3,583,248)        (53,295,703)       (50,905,103)
---------------------------------------------------------------------------------------------------------------------
    (20,318,946)        (19,725,434)        (50,250,082)        (10,591,877)        (31,699,238)       (94,749,554)
=====================================================================================================================
  $  68,576,985      $   88,895,931       $  38,375,391      $   88,625,473       $ 231,603,134      $ 263,302,372
=====================================================================================================================

210 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets

                                                                                       EQUITY VALUE PORTFOLIO
                                                                               -------------------------------------
                                                                                    For the
                                                                               Six Months Ended         For the
                                                                                March 31, 2010        Year Ended
                                                                                  (Unaudited)     September 30, 2009
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets....................................................... $   513,115,704    $     610,647,019

OPERATIONS
   Net investment income......................................................       2,252,576            8,564,863
   Net realized gain (loss) on investments....................................      24,124,035         (171,525,727)
   Net change in unrealized appreciation (depreciation) of investments........      35,516,973          110,011,229
                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations...............      61,893,584          (52,949,635)
                                                                               -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions..............................................................      40,619,358           73,995,358
   Withdrawals................................................................     (88,596,065)        (118,577,038)
                                                                               -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests..     (47,976,707)         (44,581,680)
                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.........................................      13,916,877          (97,531,315)
                                                                               =====================================
ENDING NET ASSETS............................................................. $   527,032,581    $     513,115,704
                                                                               =====================================

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 211

Statements of Changes in Net Assets

           INDEX PORTFOLIO                  INTERNATIONAL CORE PORTFOLIO            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended        For the         Six Months Ended        For the         Six Months Ended        For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009
---------------------------------------------------------------------------------------------------------------------

$ 1,966,584,375    $   2,237,608,527    $    72,541,985    $      85,536,172    $   155,627,337    $     131,370,011


     19,138,010           43,817,844             67,532            1,124,652             19,281            1,943,425
     18,098,747           (1,206,803)         8,556,332          (37,177,159)         2,279,732          (41,563,740)
    184,582,539         (221,743,261)        (6,041,042)          26,898,537           (291,924)          49,952,778
---------------------------------------------------------------------------------------------------------------------
    221,819,296         (179,132,220)         2,582,822           (9,153,970)         2,007,089           10,332,463
---------------------------------------------------------------------------------------------------------------------




    190,855,626          168,953,827          6,565,665           12,972,699         26,858,291           47,353,096
   (286,594,637)        (260,845,759)       (24,681,826)         (16,812,916)       (31,301,408)         (33,428,233)
---------------------------------------------------------------------------------------------------------------------
    (95,739,011)         (91,891,932)       (18,116,161)          (3,840,217)        (4,443,117)          13,924,863
---------------------------------------------------------------------------------------------------------------------
    126,080,285         (271,024,152)       (15,533,339)         (12,994,187)        (2,436,028)          24,257,326
=====================================================================================================================
$ 2,092,664,660    $   1,966,584,375    $    57,008,646    $      72,541,985    $   153,191,309    $     155,627,337
=====================================================================================================================

212 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets

                                                                                   INTERNATIONAL INDEX PORTFOLIO
                                                                               -------------------------------------
                                                                                    For the
                                                                               Six Months Ended         For the
                                                                                March 31, 2010        Year Ended
                                                                                  (Unaudited)     September 30, 2009
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets..................................................      $    72,676,443    $      86,405,709

OPERATIONS
   Net investment income.................................................              419,254            1,839,039
   Net realized gain (loss) on investments...............................            1,205,958           (3,860,283)
   Net change in unrealized appreciation (depreciation) of investments...               38,915              273,186
                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations..........            1,664,127           (1,748,058)
                                                                               -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions.........................................................            6,402,130            9,195,379
   Withdrawals...........................................................          (23,830,154)         (21,176,587)
                                                                               -------------------------------------
Net decrease from transactions in investors' beneficial interests........          (17,428,024)         (11,981,208)
                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS....................................          (15,763,897)         (13,729,266)
                                                                               =====================================
ENDING NET ASSETS........................................................      $    56,912,546    $      72,676,443
                                                                               =====================================

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 213

Statements of Changes in Net Assets

    INTERNATIONAL VALUE PORTFOLIO          LARGE CAP APPRECIATION PORTFOLIO        LARGE COMPANY GROWTH PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended        For the         Six Months Ended        For the         Six Months Ended        For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009
---------------------------------------------------------------------------------------------------------------------

$   315,042,164    $     312,461,025    $    94,632,067    $     145,700,178    $   984,855,684     $  1,373,797,607


      1,601,558            7,188,690            260,911              840,517          2,377,146            8,784,107
    (15,781,282)         (35,211,563)         7,490,274          (46,529,618)        25,817,256          (73,157,003)
     17,616,610           48,006,861            584,880           27,482,892         36,018,807           (3,942,699)
---------------------------------------------------------------------------------------------------------------------
      3,436,886           19,983,988          8,336,065          (18,206,209)        64,213,209          (68,315,595)
---------------------------------------------------------------------------------------------------------------------




     19,446,445           52,555,498          1,743,185           12,075,054         15,649,093           29,275,266
    (26,926,559)         (69,958,347)       (35,536,187)         (44,936,956)      (409,615,451)        (349,901,594)
---------------------------------------------------------------------------------------------------------------------
     (7,480,114)         (17,402,849)       (33,793,002)         (32,861,902)      (393,966,358)        (320,626,328)
---------------------------------------------------------------------------------------------------------------------
     (4,043,228)           2,581,139        (25,456,937)         (51,068,111)      (329,753,149)        (388,941,923)
=====================================================================================================================
$   310,998,936    $     315,042,164    $    69,175,130    $      94,632,067    $   655,102,535    $     984,855,684
=====================================================================================================================

214 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets

                                                                                     SMALL CAP INDEX PORTFOLIO
                                                                               -------------------------------------
                                                                                    For the
                                                                               Six Months Ended         For the
                                                                                March 31, 2010        Year Ended
                                                                                  (Unaudited)     September 30, 2009
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets...................................................     $   243,094,590    $     282,510,520

OPERATIONS
   Net investment income (loss)...........................................             502,533            2,946,644
   Net realized gain (loss) on investments................................         (24,951,512)          (9,376,550)
   Net change in unrealized appreciation (depreciation) of investments....          38,278,982          (24,573,330)
                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations...........          13,830,003          (31,003,236)
                                                                               -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions..........................................................           5,114,070           23,376,006
   Withdrawals............................................................        (162,886,508)         (31,788,700)
                                                                               -------------------------------------
Net decrease from transactions in investors' beneficial interests.........        (157,772,438)          (8,412,694)
                                                                               -------------------------------------
NET DECREASE IN NET ASSETS................................................        (143,942,435)         (39,415,930)
                                                                               =====================================
ENDING NET ASSETS.........................................................     $    99,152,155    $     243,094,590
                                                                               =====================================

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 215

Statements of Changes in Net Assets

    SMALL COMPANY GROWTH PORTFOLIO          SMALL COMPANY VALUE PORTFOLIO        STRATEGIC SMALL CAP VALUE PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended        For the         Six Months Ended        For the         Six Months Ended        For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009
---------------------------------------------------------------------------------------------------------------------

$   391,788,240    $     481,304,784    $   239,231,863    $     439,963,198    $   219,129,458    $     255,355,235


       (995,661)          (1,746,971)           144,594            3,036,418            361,059            2,378,279
     34,185,248          (91,099,903)        21,697,313         (190,649,157)       (14,693,224)         (63,513,017)
      5,013,701           72,864,087         (1,387,585)         128,533,240         21,951,808           36,276,909
---------------------------------------------------------------------------------------------------------------------
     38,203,288          (19,982,787)        20,454,322          (59,079,499)         7,619,643          (24,857,829)
---------------------------------------------------------------------------------------------------------------------




     36,182,364           71,091,475         16,472,995           64,432,062          5,836,056           17,652,796
   (115,423,685)        (140,625,232)      (110,188,868)        (206,083,898)      (143,242,139)         (29,020,744)
---------------------------------------------------------------------------------------------------------------------
    (79,241,321)         (69,533,757)       (93,715,873)        (141,651,836)      (137,406,083)         (11,367,948)
---------------------------------------------------------------------------------------------------------------------
    (41,038,033)         (89,516,544)       (73,261,551)        (200,731,335)      (129,786,440)         (36,225,777)
=====================================================================================================================
$   350,750,207    $     391,788,240    $   165,970,312    $     239,231,863    $    89,343,018    $     219,129,458
=====================================================================================================================

216 Wells Fargo Advantage Master Portfolios

                                                            Financial Highlights

                                                Ratio to Average Net Assets (Annualized)
                                                ----------------------------------------               Portfolio
                                                Net Investment      Gross        Net        Total       Turnover
                                                 Income (Loss)    Expenses    Expenses    Return(1)     Rate(2)
----------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      1.31%          0.71%      0.69%         9.60%         6%
October 1, 2008 to September 30, 2009..........      2.19%          0.73%      0.64%        (5.53)%       28%
October 1, 2007 to September 30, 2008..........      1.71%          0.73%      0.68%       (20.18)%       21%
October 1, 2006 to September 30, 2007..........      1.48%          0.74%      0.68%        11.88%        24%
October 1, 2005 to September 30, 2006..........      1.77%          0.76%      0.66%        15.30%        29%
December 6, 2004(3) to September 30, 2005......      0.98%          0.77%      0.71%         1.51%        19%

DISCIPLINED GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.63%          0.79%      0.79%         9.61%        39%
October 1, 2008 to September 30, 2009..........      0.54%          0.79%      0.77%       (18.88)%      104%
October 1, 2007 to September 30, 2008..........      0.07%          0.77%      0.76%       (25.19)%      103%
October 1, 2006 to September 30, 2007..........      0.10%          0.79%      0.79%        21.22%        68%
October 1, 2005 to September 30, 2006..........      0.12%          0.79%      0.78%         1.41%        90%
October 1, 2004 to September 30, 2005..........      0.44%          0.79%      0.78%        11.76%        45%

EMERGING GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..     (0.66)%         1.00%      0.94%        14.94%        52%
October 1, 2008 to September 30, 2009..........     (0.53)%         0.94%      0.91%        (5.70)%      147%
October 1, 2007 to September 30, 2008..........     (0.49)%         0.93%      0.92%       (30.95)%      191%
January 31, 2007(2) to September 30, 2007......     (0.54)%         1.01%      0.99%        24.40%       125%

EQUITY INCOME PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      1.76%          0.74%      0.73%         9.45%         2%
October 1, 2008 to September 30, 2009..........      2.69%          0.75%      0.69%        (9.66)%       11%
October 1, 2007 to September 30, 2008..........      2.16%          0.75%      0.57%       (23.18)%        8%
October 1, 2006 to September 30, 2007..........      1.91%          0.76%      0.57%        15.91%        16%
October 1, 2005 to September 30, 2006..........      1.84%          0.75%      0.70%        11.21%         7%
October 1, 2004 to September 30, 2005..........      2.04%          0.73%      0.60%        13.30%        20%

EQUITY VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.92%          0.72%      0.70%        12.93%        66%
October 1, 2008 to September 30, 2009..........      1.89%          0.73%      0.69%        (7.21)%      142%
October 1, 2007 to September 30, 2008..........      1.68%          0.74%      0.70%       (27.44)%      152%
October 1, 2006 to September 30, 2007..........      1.29%          0.77%      0.69%        20.21%       108%
October 1, 2005 to September 30, 2006..........      1.18%          0.78%      0.77%        10.73%       107%
October 1, 2004 to September 30, 2005..........      1.22%          0.78%      0.76%        21.61%       145%

INDEX PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      1.94%          0.10%      0.10%        11.50%        10%
October 1, 2008 to September 30, 2009..........      2.61%          0.12%      0.10%        (7.00)%       10%
October 1, 2007 to September 30, 2008..........      2.07%          0.11%      0.11%       (22.28)%        5%
October 1, 2006 to September 30, 2007..........      1.86%          0.11%      0.10%        16.35%         8%
October 1, 2005 to September 30, 2006..........      1.86%          0.11%      0.11%        10.70%         9%
October 1, 2004 to September 30, 2005..........      2.08%          0.12%      0.04%        12.23%         8%

INTERNATIONAL CORE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.24%          1.27%      1.22%         4.09%        59%
October 1, 2008 to September 30, 2009..........      1.77%          1.23%      1.15%       (10.14)%      212%
October 1, 2007 to September 30, 2008..........      1.60%          1.14%      1.12%       (31.42)%       55%
October 1, 2006 to September 30, 2007..........      1.27%          1.09%      1.08%        23.70%        66%
October 1, 2005 to September 30, 2006..........      1.99%          1.09%      1.03%        14.58%        39%
October 1, 2004 to September 30, 2005..........      1.51%          1.09%      1.08%        18.69%       108%

INTERNATIONAL GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.03%          1.39%      1.16%         0.71%        46%
October 1, 2008 to September 30, 2009..........      1.71%          1.14%      1.11%         6.23%        95%
October 1, 2007 to September 30, 2008..........      1.17%          1.08%      1.05%       (28.68)%       57%
October 1, 2006 to September 30, 2007..........      1.09%          1.06%      1.03%        27.40%        73%
October 1, 2005 to September 30, 2006..........      0.87%          1.07%      0.98%        19.95%        62%
October 6, 2004(3) to September 30, 2005.......      1.02%          1.08%      1.06%        22.30%        67%

1. Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2. Portfolio turnover rates presented for periods of less than one year are not annualized.

3.    Commencement of operations.

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 217

Financial Highlights

                                                Ratio to Average Net Assets (Annualized)
                                                ----------------------------------------               Portfolio
                                                Net Investment      Gross        Net        Total       Turnover
                                                 Income (Loss)    Expenses    Expenses    Return(1)     Rate(2)
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      1.51%          1.48%      0.63%         2.31%         9%
October 1, 2008 to September 30, 2009..........      2.86%          0.55%      0.46%         1.65%        13%
October 1, 2007 to September 30, 2008..........      2.84%          0.51%      0.50%       (29.67)%       14%
October 1, 2006 to September 30, 2007..........      2.15%          0.49%      0.49%        24.52%         3%
October 1, 2005 to September 30, 2006..........      2.59%          0.49%      0.37%        19.44%         7%
October 6, 2004(3) to September 30, 2005.......      2.41%          0.49%      0.46%        21.90%        21%

INTERNATIONAL VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      1.07%          1.20%      1.02%         0.92%        14%
October 1, 2008 to September 30, 2009..........      2.72%          1.08%      1.03%         5.26%        41%
October 1, 2007 to September 30, 2008..........      3.68%          1.07%      1.01%       (34.21)%       23%
October 1, 2006 to September 30, 2007..........      2.47%          1.07%      1.03%        21.91%        19%
October 1, 2005 to September 30, 2006..........      2.34%          1.09%      1.09%        19.32%        31%
October 1, 2004 to September 30, 2005..........      2.21%          1.11%      1.10%        25.92%        14%

LARGE CAP APPRECIATION PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.67%          0.78%      0.70%        11.30%        48%
October 1, 2008 to September 30, 2009..........      0.88%          0.78%      0.71%       (10.97)%      144%
October 1, 2007 to September 30, 2008..........      0.41%          0.74%      0.69%       (25.49)%      151%
October 1, 2006 to September 30, 2007..........      0.57%          0.74%      0.69%        21.80%       145%
October 1, 2005 to September 30, 2006..........      0.65%          0.75%      0.72%         3.34%       155%
October 1, 2004 to September 30, 2005..........      0.83%          0.74%      0.74%        20.02%       133%

LARGE COMPANY GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.71%          0.71%      0.62%         9.72%         4%
October 1, 2008 to September 30, 2009..........      0.97%          0.70%      0.62%         3.31%        13%
October 1, 2007 to September 30, 2008..........      0.48%          0.68%      0.67%       (22.59)%        7%
October 1, 2006 to September 30, 2007..........      0.46%          0.70%      0.68%        17.80%        10%
October 1, 2005 to September 30, 2006..........      0.14%          0.70%      0.61%         1.41%         6%
October 1, 2004 to September 30, 2005..........      0.69%          0.69%      0.68%        11.03%        18%

SMALL CAP INDEX PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.91%          0.28%      0.26%        13.76%         9%
October 1, 2008 to September 30, 2009..........      1.46%          0.26%      0.24%       (10.87)%       20%
October 1, 2007 to September 30, 2008..........      1.36%          0.23%      0.18%       (14.30)%       22%
October 1, 2006 to September 30, 2007..........      1.10%          0.23%      0.18%        14.78%        24%
October 1, 2005 to September 30, 2006..........      0.95%          0.24%      0.23%         6.89%        20%
October 1, 2004 to September 30, 2005..........      1.00%          0.23%      0.18%        21.03%        14%

SMALL COMPANY GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..     (0.59)%          0.88%     0.87%        11.94%        61%
October 1, 2008 to September 30, 2009..........     (0.53)%          0.89%     0.87%         1.75%       169%
October 1, 2007 to September 30, 2008..........     (0.53)%          0.89%     0.89%       (27.50)%      150%
October 1, 2006 to September 30, 2007..........     (0.46)%          0.90%     0.90%        17.74%       138%
October 1, 2005 to September 30, 2006..........     (0.33)%          0.91%     0.90%         7.02%       125%
October 1, 2004 to September 30, 2005..........     (0.45)%          0.91%     0.91%        16.51%       142%

SMALL COMPANY VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.17%          0.90%      0.90%        15.85%        35%
October 1, 2008 to September 30, 2009..........      1.16%          0.90%      0.88%        (6.28)%       99%
October 1, 2007 to September 30, 2008..........      1.02%          0.90%      0.89%       (22.01)%       82%
October 1, 2006 to September 30, 2007..........      0.53%          0.93%      0.92%         6.53%        69%
October 1, 2005 to September 30, 2006..........      0.64%          0.92%      0.79%         6.70%       114%
October 1, 2004 to September 30, 2005..........      0.61%          0.92%      0.82%        24.77%        70%

STRATEGIC SMALL CAP VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.73%          0.93%      0.91%         9.96%        24%
October 1, 2008 to September 30, 2009..........      1.31%          0.91%      0.74%        (8.76)%       50%
October 1, 2007 to September 30, 2008..........      0.80%          0.91%      0.83%       (16.47)%       46%
October 1, 2006 to September 30, 2007..........      0.30%          0.93%      0.92%         8.65%        64%
January 31, 2006(3) to September 30, 2006......      0.75%          0.94%      0.75%         0.60%        37%

218 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio ("C&B Large Cap Value Portfolio"), Wells Fargo Advantage Disciplined Growth Portfolio ("Disciplined Growth Portfolio"), Wells Fargo Advantage Emerging Growth Portfolio ("Emerging Growth Portfolio"), Wells Fargo Advantage Equity Income Portfolio ("Equity Income Portfolio"), Wells Fargo Advantage Equity Value Portfolio ("Equity Value Portfolio"), Wells Fargo Advantage Index Portfolio ("Index Portfolio"), Wells Fargo Advantage International Core Portfolio ("International Core Portfolio"), Wells Fargo Advantage International Growth Portfolio ("International Growth Portfolio"), Wells Fargo Advantage International Index Portfolio ("International Index Portfolio"), Wells Fargo Advantage International Value Portfolio ("International Value Portfolio"), Wells Fargo Advantage Large Cap Appreciation Portfolio ("Large Cap Appreciation Portfolio"), Wells Fargo Advantage Large Company Growth Portfolio ("Large Company Growth Portfolio"), Wells Fargo Advantage Small Cap Index Portfolio ("Small Cap Index Portfolio"), Wells Fargo Advantage Small Company Growth Portfolio ("Small Company Growth Portfolio"), Wells Fargo Advantage Small Company Value Portfolio ("Small Company Value Portfolio") and Wells Fargo Advantage Strategic Small Cap Value Portfolio ("Strategic Small Cap Value Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

                                     Wells Fargo Advantage Master Portfolios 219

Notes to Financial Statements (Unaudited)

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest

220 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six months ended March 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the

                                     Wells Fargo Advantage Master Portfolios 221

Notes to Financial Statements (Unaudited)

timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

                                              Restructured SIVs ($ Value)       % of Net Assets
                                              ---------------------------       ---------------
C&B LARGE CAP VALUE PORTFOLIO                       $2,126,280                       0.36%

DISCIPLINED GROWTH PORTFOLIO                           474,232                       0.69%

EMERGING GROWTH PORTFOLIO                              917,990                       2.39%

EQUITY INCOME PORTFOLIO                                297,467                       0.13%

EQUITY VALUE PORTFOLIO                               1,479,323                       0.28%

INDEX PORTFOLIO                                      6,201,438                       0.30%

LARGE CAP APPRECIATION PORTFOLIO                       603,801                       0.87%

LARGE COMPANY GROWTH PORTFOLIO                       3,194,397                       0.49%

SMALL CAP INDEX PORTFOLIO                            1,916,608                       1.93%

SMALL COMPANY GROWTH PORTFOLIO                       2,541,565                       0.72%

SMALL COMPANY VALUE PORTFOLIO                        1,779,366                       1.07%

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

222 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends and gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Funds' investments in securities:

                                                               Significant Other        Significant
                                              Quoted Price     Observable Inputs    Unobservable Inputs
      INVESTMENTS IN SECURITIES                 (Level 1)         (Level 2)             (Level 3)              Total
-----------------------------------------    --------------    -----------------    -------------------    --------------
C&B LARGE CAP VALUE PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  571,210,731    $               0    $                 0    $  571,210,731
     PREFERRED STOCKS                            11,636,250                    0                      0        11,636,250
   Corporate debt securities                              0                    0              2,126,280         2,126,280
   Debt securities issued by states
    in the U.S. and its political
      subdivisions                                        0            1,032,759                      0         1,032,759
   Short-term investments                        16,713,155            4,314,552                      0        21,027,707
   TOTAL                                     $  599,560,136    $       5,347,311    $         2,126,280    $  607,033,727

DISCIPLINED GROWTH PORTFOLIO

   Equity securities
     COMMON STOCKS                           $   67,448,532    $               0    $                 0    $   67,448,532
   Corporate debt securities                              0                    0                474,232           474,232
   Debt securities issued by states
    in the U.S. and its political
      subdivisions                                        0              113,277                      0           113,277
   Short-term investments                         1,008,460              473,235                      0         1,481,695
   TOTAL                                     $   68,456,992    $         586,512    $           474,232    $   69,517,736

                                     Wells Fargo Advantage Master Portfolios 223

Notes to Financial Statements (Unaudited)

                                                               Significant Other        Significant
                                              Quoted Price     Observable Inputs    Unobservable Inputs
      INVESTMENTS IN SECURITIES                 (Level 1)         (Level 2)             (Level 3)              Total
-----------------------------------------    --------------    -----------------    -------------------    --------------
EMERGING GROWTH PORTFOLIO

   Equity securities
     COMMON STOCKS                           $   37,722,044    $               0    $                 0    $   37,722,044
   Corporate debt securities                              0                    0                917,990           917,990
   Debt securities issued by states in
     the U.S. and its political
     subdivisions                                         0              182,607                      0           182,607
   Short-term investments                           663,091              762,872                      0         1,425,963
   TOTAL                                     $   38,385,135    $         945,479    $           917,990    $   40,248,604

EQUITY INCOME PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  228,874,952    $               0    $                 0    $  228,874,952
   Corporate debt securities                              0                    0                297,467           297,467
   Debt securities issued by states in
     the U.S. and its political
     subdivisions                                         0              204,117                      0           204,117
   Short-term investments                         2,670,386              852,742                      0         3,523,128
   TOTAL                                     $  231,545,338    $       1,056,859    $           297,467    $  232,899,664

EQUITY VALUE PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  521,493,210    $               0    $                 0    $  521,493,210
   Corporate debt securities                              0                    0              1,479,323         1,479,323
   Debt securities issued by states in
     the U.S. and its political
     subdivisions                                         0            1,989,202                      0         1,989,202
   Short-term investments                         9,199,253            8,310,293                      0        17,509,546
   TOTAL                                     $  530,692,463    $      10,299,495    $         1,479,323    $  542,471,281

INDEX PORTFOLIO

   Equity securities
     COMMON STOCKS                           $2,073,801,292    $               0    $                 0    $2,073,801,292
   Corporate debt securities                              0                    0              6,201,438         6,201,438
   Debt securities issued by states in
     the U.S. and its political
     subdivisions                                         0            1,465,774                      0         1,465,774
   Short-term investments                        16,405,564            6,123,566                      0        22,529,130
   TOTAL                                     $2,090,206,856    $       7,589,340    $         6,201,438    $2,103,997,634

INTERNATIONAL CORE PORTFOLIO

   Equity securities
     COMMON STOCKS                           $   53,977,969    $               0    $           206,721    $   54,184,690
     PREFERRED STOCKS                               952,148                    0                      0           952,148
   Short-term investments                         1,193,423                    0                      0         1,193,423
   TOTAL                                     $   56,123,540    $               0    $           206,721    $   56,330,261

224 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

                                                               Significant Other        Significant
                                              Quoted Price     Observable Inputs    Unobservable Inputs
      INVESTMENTS IN SECURITIES                 (Level 1)         (Level 2)             (Level 3)              Total
-----------------------------------------    --------------    -----------------    -------------------    --------------
INTERNATIONAL GROWTH PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  150,380,706    $               0    $                 0    $  150,380,706
   Short-term investments                         3,339,209                    0                      0         3,339,209
   TOTAL                                     $  153,719,915    $               0    $                 0    $  153,719,915

INTERNATIONAL INDEX PORTFOLIO

   Equity securities
     COMMON STOCKS                           $   55,512,396    $               0    $           130,591    $   55,642,987
     PREFERRED STOCKS                               191,648                    0                      0           191,648
     RIGHTS                                             450                    0                      0               450
     WARRANTS                                           253                    0                      0               253
   Short-term investments                           511,273                    0                      0           511,273
   TOTAL                                     $   56,216,020    $               0    $           130,591    $   56,346,611

INTERNATIONAL VALUE PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  292,395,867    $               0    $         3,381,249    $  295,777,116
   Short-term investments                         7,289,152                    0                      0         7,289,152
   TOTAL                                     $  299,685,019    $               0    $         3,381,249    $  303,066,268

LARGE CAP APPRECIATION PORTFOLIO

   Equity securities
     COMMON STOCKS                           $   68,092,526    $               0    $                 0    $   68,092,526
   Corporate debt securities                              0                    0                603,801           603,801
   Debt securities issued by states
    in the U.S. and its political
      subdivisions                                        0              119,802                      0           119,802
   Short-term investments                                 0              500,495                      0           500,495
   TOTAL                                     $   68,092,526    $         620,297    $           603,801    $   69,316,624

LARGE COMPANY GROWTH PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  638,687,685    $               0    $                 0    $  638,687,685
   Corporate debt securities                              0                    0              3,194,397         3,194,397
   Debt securities issued by states
    in the U.S. and its political
      subdivisions                                        0              582,856                      0           582,856
   Short-term investments                         7,933,097            2,434,999                      0        10,368,096
   TOTAL                                     $  646,620,782    $       3,017,855    $         3,194,397    $  652,833,034

                                    Wells Fargo Advantage Master Portfolios 225

Notes to Financial Statements (Unaudited)

                                                                        Significant Other       Significant
                                                       Quoted Price     Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES                                (Level 1)          (Level 2)            (Level 3)               Total
--------------------------------------------------   --------------     -----------------   -------------------      -------------
SMALL CAP INDEX PORTFOLIO
     Equity securities
         COMMON STOCKS                                $  98,052,755     $               0   $                 0      $  98,052,755
     Corporate debt securities                                    0                     0             1,916,608          1,916,608
     Debt securities issued by states in
         the U.S. and its political subdivisions                  0               252,163                     0            252,163
     Short-term investments                               1,067,271             1,053,460                     0          2,120,731
     TOTAL                                            $  99,120,026     $       1,305,623   $         1,916,608      $ 102,342,257

SMALL COMPANY GROWTH PORTFOLIO
     Equity securities
         COMMON STOCKS                                $ 334,312,237     $               0   $                 0      $ 334,312,237
     Corporate debt securities                                    0                     0             2,541,565          2,541,565
     Debt securities issued by states in
         the U.S. and its political subdivisions                  0               858,601                     0            858,601
     Short-term investments                              14,708,242             3,586,981                     0         18,295,223
     TOTAL                                            $ 349,020,479     $       4,445,582   $         2,541,565      $ 356,007,626

SMALL COMPANY VALUE PORTFOLIO
     Equity securities
         COMMON STOCKS                                $ 160,700,141     $               0   $                 0      $ 160,700,141
     Corporate debt securities                                    0                     0             1,779,366          1,779,366
     Debt securities issued by states in
         the U.S. and its political subdivisions                  0               273,629                     0            273,629
     Short-term investments                               4,319,642             1,143,146                     0          5,462,788
     TOTAL                                            $ 165,019,783     $       1,416,775   $         1,779,366      $ 168,215,924

STRATEGIC SMALL CAP VALUE PORTFOLIO
     Equity securities
         COMMON STOCKS                                $  85,674,324     $               0   $           369,293      $  86,043,617
         INVESTMENT COMPANIES                               251,161                     0                     0            251,161
         PREFERRED STOCKS                                   177,282                     0               106,533            283,815
     Short-term investments                               2,471,710                     0                     0          2,471,710
     TOTAL                                            $  88,574,477     $               0   $           475,826      $  89,050,303

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

226 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

As of March 31, 2010, the inputs used in valuing the Funds' other financial instruments, which are carried at fair value, were as follows:

                                                               Significant Other       Significant
                                            Quoted Prices     Observable Inputs   Unobservable Inputs
OTHER FINANCIAL INSTRUMENTS                  (Level 1)           (Level 2)              (Level 3)                Total
-----------------------------------------  ---------------    ------------------  --------------------        ------------
INDEX PORTFOLIO
     Futures contracts                      $      601,925    $                0  $                  0        $    601,925
INTERNATIONAL CORE PORTFOLIO
     Forward foreign currency contracts                  0                54,838                     0              54,838
INTERNATIONAL INDEX PORTFOLIO
     Futures contracts                              29,054                     0                     0              29,054
     Forward foreign currency contracts                  0                 2,450                     0               2,450
SMALL CAP INDEX PORTFOLIO
     Futures contracts                              33,450                     0                     0              33,450

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                      C&B Large    Disciplined Emerging    Equity      Equity
                                      Cap Value      Growth     Growth     Income       Value       Index       International Core
                                      Portfolio     Portfolio  Portfolio  Portfolio   Portfolio   Portfolio         Portfolio
                                      CORPORATE     CORPORATE  CORPORATE  CORPORATE   CORPORATE   CORPORATE    -------------------
                                         DEBT         DEBT       DEBT       DEBT        DEBT        DEBT        COMMON  SHORT-TERM
                                      SECURITIES   SECURITIES SECURITIES SECURITIES  SECURITIES  SECURITIES     STOCKS  SECURITIES
------------------------------------  -----------  ---------- ---------- ----------  ----------  -----------   -------- ----------
 BALANCE AS OF SEPTEMBER 30, 2009     $ 1,849,905  $  412,591 $ 798,669  $ 258,803   $1,287,041  $ 5,395,372   $      0  $  15,654
   Realized gain (loss)                (1,050,830)   (240,264) (607,064)  (608,416)    (936,436)  (5,528,046)         0    (15,262)
   Change in unrealized appreciation
     (depreciation)                     1,448,761     329,016   778,865    664,086    1,213,290    6,688,638          0      3,914
   Net purchases (sales)                 (121,556)    (27,111)  (52,480)   (17,006)     (84,572)    (354,526)         0     (4,306)
   Net transfer in (out) of Level 3             0           0         0          0            0            0    206,721          0
 BALANCE AS OF MARCH 31, 2010         $ 2,126,280  $  474,232 $ 917,990  $ 297,467   $1,479,323  $ 6,201,438   $206,721  $       0
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period                   $   381,704  $   85,133 $ 164,795  $  53,401   $  265,564  $ 1,113,265   $      0  $       0

                                           International
                                              Growth         International Index Portfolio          International Value Portfolio
                                            Portfolio    -------------------------------------  -----------------------------------
                                            SHORT-TERM     COMMON                  SHORT-TERM     COMMON                 SHORT-TERM
                                            SECURITIES     STOCKS       WARRANTS   SECURITIES     STOCKS        RIGHTS   SECURITIES
------------------------------------      -------------- -----------    ---------  -----------  -----------   ---------- ----------
 BALANCE AS OF SEPTEMBER 30, 2009         $      46,080  $        14    $   3,065   $  23,194   $         0   $  110,787  $ 140,944
   Realized gain (loss)                         (44,928)           0            0     (22,614)            0            0   (137,420)
   Change in unrealized appreciation
     (depreciation)                              11,520            0            0       5,799             0            0     35,236
   Net purchases (sales)                        (12,672)      12,109            0      (6,379)            0            0    (38,760)
   Net transfer in (out) of Level 3                   0      118,468       (3,065)          0     3,381,249     (110,787)         0
 BALANCE AS OF MARCH 31, 2010             $           0  $   130,591    $       0   $       0   $ 3,381,249   $        0  $       0
Change in unrealized appreciation
   (depreciation) relating to securities
    held at the end of reporting period   $           0  $         0    $       0   $       0   $         0   $        0  $       0

                                    Wells Fargo Advantage Master Portfolios 227

Notes to Financial Statements (Unaudited)

                                                         Large                      Small       Small
                                         Large Cap      Company       Small        Company     Company
                                        Appreciation    Growth      Cap Index       Growth      Value      Strategic Small Cap Value
                                         Portfolio     Portfolio    Portfolio     Portfolio   Portfolio           Portfolio
                                         CORPORATE     CORPORATE    CORPORATE     CORPORATE   CORPORATE    -------------------------
                                           DEBT           DEBT         DEBT          DEBT        DEBT       COMMON         PREFERRED
                                        SECURITIES     SECURITIES   SECURITIES    SECURITIES  SECURITIES    STOCKS          STOCKS
                                        ----------    -----------  -----------   -----------  ----------   ---------      ----------
 BALANCE AS OF SEPTEMBER 30, 2009       $  525,319    $ 2,779,188  $ 1,667,487   $ 2,211,209  $ 1,548,083  $       0      $   42,400
  Accrued discounts (premiums)                   0              0            0             0            0          0               0
  Realized gain (loss)                    (182,955)    (3,454,315)  (1,589,917)   (1,715,642)  (1,139,513)         0             368
  Change in unrealized appreciation
  (depreciation)                           295,956      4,052,142    1,948,608     2,191,293    1,472,519          0           3,616
  Net purchases (sales)                    (34,519)      (182,618)    (109,570)     (145,295)    (101,723)         0          60,149
  Net transfer in (out) of Level 3               0              0            0             0            0    369,293               0
 BALANCE AS OF MARCH 31, 2010           $  603,801    $ 3,194,397  $ 1,916,608   $ 2,541,565  $ 1,779,366  $ 369,293      $  106,533
Change in unrealized appreciation
 (depreciation) relating to securities
 held at the end of reporting period    $  108,393    $   573,449  $   344,064   $   456,255  $   319,427  $       0      $    1,500

4.   TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Funds Management is paid an annual advisory fee starting at 0.70% and declining to 0.55% as the average daily net assets of each of C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio and Equity Value Portfolio increases. For the six months ended March 31, 2010, Disciplined Growth Portfolio, Equity Income Portfolio and Equity Value Portfolio each paid an advisory fee at an annual rate equivalent to 0.70% of each Fund's average daily net assets. C&B Large Cap Value Portfolio paid an advisory fee at an annual rate equivalent to 0.69% of its average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.85% and declining to 0.75% as the average daily net assets of each of Emerging Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio increases. For the six months ended March 31, 2010, each of these Funds paid an advisory fee at an annual rate equivalent to 0.85% of each Fund's average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.10% and declining to 0.05% as the average daily net assets of Index Portfolio increases. For the six months ended March 31, 2010, Index Portfolio paid an advisory fee at an annual rate equivalent to 0.09% of its average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.95% and declining to 0.80% as the average daily net assets of each of International Core Portfolio, International Growth Portfolio and International Value Portfolio increases. For the six months ended March 31, 2010, each of these Funds paid an advisory fee at an annual rate equivalent to 0.95% of each Fund's average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.35% and declining to 0.30% as the average daily net assets of International Index Portfolio increases. For the six months ended March 31, 2010, International Index Portfolio paid an advisory fee at an annual rate equivalent to 0.35% of its average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.70% and declining to 0.55% as the average daily net assets of each of Large Cap Appreciation Portfolio and Large Company Growth Portfolio increases. For the six months ended March 31, 2010, Large Cap Appreciation Portfolio and Large Company Growth Portfolio paid an advisory fee at an annual rate equivalent to 0.70% and 0.69%, respectively, of each Fund's average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.20% and declining to 0.15% as the average daily net assets of Small Cap Index Portfolio increases. For the six months ended March 31, 2010, Small Cap Index Portfolio paid an advisory fee at an annual rate equivalent to 0.20% of its average daily net assets.

228 Wells Fargo Advantage Master Portfolios

                                      Notes to Financial Statements (Unaudited)

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio.

Peregrine Capital Management, Inc., an affiliate of Funds Management and direct wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio.

Evergreen Investment Management Company, LLC, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to International Core Portfolio.

Cooke & Bieler LP is the sub-adviser to C&B Large Cap Value Portfolio. Smith Asset Management Group LP is the sub-adviser to Disciplined Growth Portfolio. Systematic Financial Management LP is the subadviser to Equity Value Portfolio. Artisan Partners LP is the sub-adviser to International Growth Portfolio. SSgA Funds Management is the sub-adviser to International Index Portfolio. LSV Asset Management is the sub-adviser to International Value Portfolio. Cadence Capital Management LLC is the sub-adviser to Large Cap Appreciation Portfolio.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended March 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds.

CUSTODY FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Funds. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. For providing fund accounting services to the Funds, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to November 16, 2009, Wells Fargo Bank, N.A. provided custody services to the Funds and received a monthly fee at an annual rate of 0.02% of the average daily net assets of each Fund, except International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio. Wells Fargo Bank, N.A. was paid at an annual rate of 0.10% of the average daily net assets of International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio. PNC Global Investment Servicing ("PNC") served as fund accountant for the Funds prior to November 16, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

5.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended March 31, 2010, were as follows:

                                    Purchases at Cost  Sales Proceeds
                                    -----------------  --------------
C&B LARGE CAP VALUE PORTFOLIO       $      32,604,335  $  128,896,046
DISCIPLINED GROWTH PORTFOLIO               26,197,618      52,196,220
EMERGING GROWTH PORTFOLIO                  23,100,164      76,947,340
EQUITY INCOME PORTFOLIO                     4,680,770      56,643,261
EQUITY VALUE PORTFOLIO                    316,505,659     360,319,988
INDEX PORTFOLIO                           198,902,928     282,307,063
INTERNATIONAL CORE PORTFOLIO               32,048,457      50,493,844
INTERNATIONAL GROWTH PORTFOLIO             63,820,590      69,483,075
INTERNATIONAL INDEX PORTFOLIO               4,831,131      21,400,928
INTERNATIONAL VALUE PORTFOLIO              38,802,284      50,256,769

                                     Wells Fargo Advantage Master Portfolios 229

Notes to Financial Statements (Unaudited)

                                          Purchases at Cost      Sales Proceeds
                                          -----------------      --------------
LARGE CAP APPRECIATION PORTFOLIO          $    36,443,172        $   69,377,033
LARGE COMPANY GROWTH PORTFOLIO                 25,131,944           429,388,022
SMALL CAP INDEX PORTFOLIO                      10,045,743           166,169,238
SMALL COMPANY GROWTH PORTFOLIO                200,714,614           296,341,739
SMALL COMPANY VALUE PORTFOLIO                  59,804,164           144,196,323
STRATEGIC SMALL CAP VALUE PORTFOLIO            24,955,824           148,614,025

6.    DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2010, certain Funds entered into futures contracts for hedging purposes.

At March 31, 2010, the Funds had long futures contracts outstanding as follows:

                                                                                           Initial     Net Unrealized
                                                                                           Contract     Appreciation/
                                 Expiration Date   Contracts          Type                  Amount     (Depreciation)
                                 ---------------   ---------  -----------------------    ------------   --------------
INDEX PORTFOLIO                    June 2010        55 Long             S&P 500 Index    $ 15,419,575  $     601,925

INTERNATIONAL INDEX PORTFOLIO      June 2010        10 Long            Dow Jones Euro         381,153          3,917
                                                                       STOXX 50 Index

                                   June 2010         6 Long            FTSE 100 Index         505,747          5,089
                                   June 2010         3 Long               TOPIX Index         293,623         20,048

SMALL CAP INDEX PORTFOLIO          June 2010        10 Long   Russell 2000 MINI Index         643,650         33,450

The Index Portfolio, International Index Portfolio, and Small Cap Index Portfolio had average contract amounts of $19,901,492, $1,488,974, and $3,025,831 respectively, in futures contracts during the six months ended March 31, 2010.

During the six months ended March 31, 2010, certain Funds entered into forward foreign currency exchange contracts for hedging purposes.

At March 31, 2010, the Funds had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                                                                                                              Net Unrealized
                                                                           U.S. Value at   In Exchange for     Appreciation/
                                    Exchange Date   Contracts to Receive  March 31, 2010       U.S. $         (Depreciation)
                                    -------------   --------------------  --------------   ---------------   ----------------
INTERNATIONAL CORE PORTFOLIO           04/15/2010            527,700 EUR  $      712,745   $       718,902   $        (6,157)

INTERNATIONAL GROWTH PORTFOLIO         04/07/2010             44,882 EUR          60,620            60,645               (25)

INTERNATIONAL INDEX PORTFOLIO          06/30/2010            225,000 EUR         303,910           300,551             3,359
                                       06/30/2010            100,000 GBP         151,672           149,510             2,162
                                       06/30/2010         12,000,000 JPY         128,419           131,490            (3,071)

Forward Foreign Currency Exchange Contracts to Sell:

                                                                                                            Net Unrealized
                                                                        U.S. Value at   In Exchange for     Appreciation/
                                 Exchange Date   Contracts to Deliver   March 31, 2010       U.S. $         (Depreciation)
                                 -------------   --------------------   --------------  ---------------   ----------------
INTERNATIONAL CORE PORTFOLIO        04/15/2010           527,700 EUR    $      712,745   $      712,358    $         (387)
                                    04/30/2010       132,307,000 JPY         1,415,390        1,476,772            61,382

INTERNATIONAL GROWTH PORTFOLIO      04/07/2010            21,485 GBP            32,603           32,625                22

The International Core Portfolio had average market values of $1,055,954 and $5,601,977 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended March 31, 2010. The International Growth Portfolio had average market values of $134,520 and $34,965 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during

230 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

the six months ended March 31, 2010. The International Index Portfolio had average market values of $818,240 and $180,566 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended March 31, 2010.

For Index Portfolio, International Core Portfolio, International Growth Portfolio, and Small Cap Index Portfolio, the fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements of each Fund.

For International Index Portfolio, a summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair values of derivative instruments as of March 31, 2010 was as follows for International Index Portfolio:

                                                    ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                    ----------------------------------------------  ----------------------------------------------
                                    Balance Sheet Location              Fair Value  Balance Sheet Location              Fair Value
                                    ----------------------------------  ----------  ----------------------------------  ----------
Equity contracts                    Variation margin                    $ 245,471*  Variation margin                    $   6,132*
Forward foreign currency contracts  Unrealized appreciation on forward              Unrealized depreciation on
                                      foreign currency contracts            5,521    forward foreign currency contracts     3,071
                                                                        $ 250,992                                         $ 9,203

* Amount represents current day's variation margin. Prior variation movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt of payment.

The effect of derivative instruments on the Statement of Operations for the year ended March 31, 2010 was as follows for International Index Portfolio:

                                                 AMOUNT OF REALIZED GAINS OR LOSSES ON DERIVATIVES
                                          -----------------------------------------------------------------
                                           Futures     Forward Currency Contracts                 Total
                                         ----------    --------------------------            --------------
Equity contracts                         $  176,307    $                       0             $      176,307
Forward foreign currency contracts                0                      (40,492)                   (40,492)
                                         $  176,307    $                 (40,492)            $      135,815

                                                CHANGE IN UNREALIZED GAINS OR LOSSES ON DERIVATIVES
                                           --------------------------------------------------------------
                                             Futures         Forward Currency Contracts             Total
                                           ----------        --------------------------         ----------
Equity contracts                           $  13,622         $                       0          $   13,622
Forward foreign currency contracts                 0                             5,984               5,984
                                           $  13,622         $                   5,984          $   19,606

7.   INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                                            Wells Fargo Equity Gateway Funds 231

Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                      Position Held and
Name and Age          Length of Service(2)        Principal Occupations During Past Five Years                   Other Directorships
-------------------   ---------------------       --------------------------------------------                   -------------------
Peter G. Gordon       Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser.     None
67                    Chairman, since 2005        Water Company.
                      (Lead Trustee since 2001)

Isaiah Harris, Jr.    Advisory Board              Retired. Prior thereto, President and CEO of BellSouth         CIGNA Corporation;
57                    Trustee, since 2008         Advertising and Publishing Corp from 2005 to 2007, President   Deluxe Corporation
                                                  and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                  President of BellSouth Consumer Services from 2000 to 2003.
                                                  Currently a member of the Iowa State University Foundation
                                                  Board of Governors and a member of the Advisory Board of
                                                  Iowa State University School of Business.

Judith M. Johnson     Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief      None
60                                                Investment Officer of Minneapolis Employees Retirement Fund
                                                  from 1996 to 2008. Ms. Johnson is a certified public
                                                  accountant and a certified managerial accountant.

David F. Larcker      Advisory Board              James Irvin Miller Professor of Accounting at the Graduate     None
59                    Trustee, since 2008         School of Business, Stanford University, Director of
                                                  Corporate Governance Research Program and Co-Director of The
                                                  Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
                                                  Business, Stanford University. Prior thereto, Ernst & Young
                                                  Professor of Accounting at The Wharton School, University of
                                                  Pennsylvania from 1985 to 2005.

232 Wells Fargo Equity Gateway Funds

                                                   Other Information (Unaudited)

                      Position Held and
Name and Age          Length of Service(2)        Principal Occupations During Past Five Years                   Other Directorships
-------------------   ---------------------       --------------------------------------------                   -------------------
olivia S. Mitchell    Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,    None
57                                                University of Pennsylvania. Director of the Boettner Center
                                                  on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                                  National Bureau of Economic Research.

Timothy J. Penny      Trustee, since 1996         President and CEO of Southern Minnesota Initiative             None
58                                                Foundation, a non-profit organization, since 2007 and Senior
                                                  Fellow at the Humphrey Institute Policy Forum at the
                                                  University of Minnesota since 1995. Member of the Board of
                                                  Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke     Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General        None
69                                                Counsel of the Minneapolis Employees Retirement Fund from
                                                  1984 to present.

OFFICERS

                      Position Held and
Name and Age          Length of Service(2)        Principal Occupations During Past Five Years                   Other Directorships
-------------------   ---------------------       --------------------------------------------                   -------------------
Karla M. Rabusch      President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and         None
50                                                President of Wells Fargo Funds Management, LLC since 2003.
                                                  Senior Vice President and Chief Administrative Officer of
                                                  Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman      Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds       None
49                    Chief Legal Counsel,        Management, LLC since 2001. Vice President and Managing
                      since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)     Treasurer, since 2009       Senior Vice President of Evergreen Investment Management       None
39                                                Company, LLC since 2006 and currently the Treasurer of the
                                                  Evergreen Funds since 2005. Vice President and Assistant
                                                  Vice President of Evergreen Investment Services, Inc. from
                                                  1999 to 2006.

David Berardi(4)      Assistant Treasurer,        Vice President of Evergreen Investment Management Company,     None
34                    since 2009                  LLC since 2008. Assistant Vice President of Evergreen
                                                  Investment Services, Inc. from 2004 to 2008. Manager of Fund
                                                  Reporting and Control for Evergreen Investment Management
                                                  Company, LLC since 2004.

Jeremy DePalma(4)     Assistant Treasurer,        Senior Vice President of Evergreen Investment Management       None
36                    since 2009                  Company, LLC since 2008. Vice President, Evergreen
                                                  Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                                  President, Evergreen Investment Services, Inc. from 2000 to
                                                  2004 and the head of the Fund Reporting and Control Team
                                                  within Fund Administration since 2005.

Debra Ann Early       Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,      None
45                    since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                  Investments from 2005  to 2007. Chief Financial Officer of
                                                  Parnassus Investments from 2004 to 2007 and Senior Audit
                                                  Manager of Pricewater houseCoopers LLP from 1998 to 2004.

----------
1. The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3.    Effective November 1, 2009.

4. Treasurer during the period from June 1, 2009 to October 31, 2009. Assistant Treasurer effective November 1, 2009.

                                            Wells Fargo Equity Gateway Funds 233

Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

C&B LARGE CAP VALUE FUND, DIVERSIFIED EQUITY FUND, DIVERSIFIED SMALL CAP FUND, EMERGING GROWTH FUND, EQUITY INCOME FUND, EQUITY VALUE FUND, GROWTH EQUITY FUND, INTERNATIONAL VALUE FUND, LARGE CAP APPRECIATION FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND, SMALL COMPANY VALUE FUND, C&B LARGE CAP VALUE PORTFOLIO, DISCIPLINED GROWTH PORTFOLIO, EMERGING GROWTH PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO, INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO, LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO, SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND STRATEGIC SMALL CAP VALUE PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that each Board of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust ("Master Trust") (collectively, the "Trusts"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Funds Trust Board reviewed and re-approved: investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, and Small Company Value Fund (the "Gateway Funds"). The Master Trust Board reviewed and re-approved: investment advisory agreements with Funds Management for: C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (the "Master Portfolios"). The Gateway Funds and the Master Portfolios are, collectively, the "Funds."

The Master Trust Board reviewed and re-approved: (i) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio;
(ii) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio; (iii) an investment sub-advisory agreement with Cadence Capital Management, LLC ("Cadence") for the Large Cap Appreciation Portfolio; (iv) an investment sub-advisory agreement with Cooke & Bieler L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio; (v) an investment sub-advisory agreement with Evergreen Investment Management Company, LLC ("Evergreen") for the International Core Portfolio; (vi) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Value Portfolio; (vii) investment sub-advisory agreements with Peregrine Capital Management, Inc. ("Peregrine") for the Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio; (viii) investment sub-advisory agreements with Smith Asset Management, L.P. ("Smith") for the Disciplined Growth Portfolio; (ix) an investment sub-advisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and (x) an investment sub-advisory agreement with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, Evergreen, LSV, Peregrine, Smith, SSgA, and Systematic (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the meeting held on March 25-26, 2010, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

234 Wells Fargo Equity Gateway Funds

                                                   Other Information (Unaudited)

The Diversified Equity Fund, Diversified Small Cap Fund and Growth Equity Fund are gateway blended funds that invest all of their assets in multiple Master Portfolios identified above. The C&B Large Cap Value Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund are gateway feeder funds that invest substantially all of their assets in the C&B Large Cap Value Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio, respectively. Each of these Master Portfolios has a substantially similar investment objective and substantially similar investment strategies to the respective Fund. Information provided to the Boards regarding these Funds is also applicable to the Master Portfolios identified above, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for the Funds over various time periods ended December 31, 2009. With respect to the Gateway Funds, the Funds Trust Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Funds, and in comparison to each Gateway Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

C&B LARGE CAP VALUE FUND AND EQUITY VALUE FUND

The Funds Trust Board noted that each Gateway Fund's performance was in range of or higher than the median performance of its Universe for most of the periods under review.

DIVERSIFIED EQUITY FUND AND SMALL COMPANY GROWTH FUND

The Funds Trust Board noted that, for the 3- and 5-year time periods, each Gateway Fund's performance was lower than the median performance of its Universe. The Funds Trust Board also noted that the Diversified Equity Fund's performance of the 1- and 10-year periods was in range of or higher than the median performance of the Universe. The Fund Trust Board also noted that the more recent 1-year performance of the Small Company Growth Fund was higher than the median performance of its Universe and noted that the 10-year performance of the Administration Class was higher than the median performance of its Universe. The Funds Trust Board noted that certain share classes (e.g., Class A and Institutional Class) of the Small Company Growth Fund had a shorter operating history.

                                            Wells Fargo Equity Gateway Funds 235

Other Information (Unaudited)

DIVERSIFIED SMALL CAP FUND, GROWTH EQUITY FUND, INTERNATIONAL VALUE FUND AND SMALL COMPANY VALUE FUND

The Funds Trust Board noted that each Gateway Fund's performance was lower than the median performance for each Gateway Fund's Universe for most of the periods under review. The Funds Trust Board also noted that each Gateway Fund's more recent 1-year performance was higher than the median performance of its Universe.

LARGE COMPANY GROWTH FUND

The Funds Trust Board noted that the Gateway Fund's performance for the longer-term periods was lower than the median performance of its Universe. The Funds Trust Board also noted that the Gateway Fund's more recent performance of the 1- and 3-year time periods was higher than the median performance of its Universe.

EMERGING GROWTH FUND, EQUITY INCOME FUND, LARGE CAP APPRECIATION FUND

The Funds Trust Board noted that the 1-year performance of the Emerging Growth Fund was lower than the median performance of its Universe. The Funds Trust Board noted the short operating history of this Gateway Fund. The Funds Trust Board noted that the performance of the Equity Income Fund and Large Cap Appreciation Fund was lower than the median performance of each Gateway Fund's Universe and necessitated further inquiry. Funds Management provided additional information about factors that contributed to each Gateway Fund's underperformance and described actions that had been taken that were designed to address each Gateway Fund's underperformance. The Funds Trust Board agreed to continue their monitor of each Fund's performance.

With respect to the Master Portfolios, the Master Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Master Trust Board also took note of the performance of the Master Portfolios in the context of reviewing the performance of the Gateway Funds.

The Funds Trust Board received and considered information regarding the Gateway Funds' contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (the "Expense Group") that was determined by Lipper to be similar to the Gateway Funds. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the Gateway Funds' Expense Group. The Funds Trust Board noted that, except for the Class A shares of the Diversified Equity Fund and Growth Equity Fund, the net operating expense ratios of the Gateway Funds were equal to, lower than, or in range of their respective Expense Group's median net operating expense ratio. With regard to the Class A shares of the Diversified Equity Fund and Growth Equity Fund, the Fund Trust Board noted that the net operating expense ratio was not appreciably higher than the median ratio of each Fund's respective Expense Group.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) and the rates payable pursuant to a custody agreement, in each case relative to an Expense Group.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), on a stand-alone basis and, with respect to the Gateway Funds, on a combined basis with the Funds' administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. The Funds Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

236 Wells Fargo Equity Gateway Funds

                                                   Other Information (Unaudited)

DIVERSIFIED EQUITY FUND, DIVERSIFIED SMALL CAP FUND, EMERGING GROWTH FUND, AND GROWTH EQUITY FUND

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with the median rate of those of other funds in each Fund's Expense Group. With respect to the Diversified Equity Fund, Diversified Small Cap Fund and Growth Equity Fund, the Funds Trust Board noted that each Fund's Advisory Agreement Rates and Net Advisory Rates were in range of or lower than the rate of each Fund's Expense Group median. With respect to the Emerging Growth Fund, the Funds Trust Board noted that, except for the Class A shares, the Fund's Advisory Agreement Rates were in range of the median rate of its Expense Group. The Funds Trust Board noted that the Advisory Agreement Rate of the Emerging Growth Fund's Class A shares was not appreciably higher than the median rate of its Expense Group. The Funds Trust Board viewed favorably that the Net Advisory Rates of the Emerging Growth Fund were lower than the median rate of the Expense Group.

C&B LARGE CAP VALUE FUND, EQUITY INCOME FUND, EQUITY VALUE FUND, INTERNATIONAL FUND, LARGE CAP APPRECIATION FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND AND SMALL COMPANY VALUE FUND

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with the median rate of those of other funds in each Fund's Expense Group. The Funds Trust Board noted, with respect to the Administrator Class and Institutional Class, as applicable, the Funds' Advisory Agreement Rates were in range of, equal to or not appreciably higher than the median rate of each Fund's respective Expense Group. With respect to Class A and Investor Class, as applicable, the Funds Trust Board noted that the Advisory Agreement Rate for the Funds was generally higher than the median rate of Expense Group. The Funds Trust Board also noted that the Net Advisory Rates for most of the Funds were in range of, lower than or not appreciably higher than the median rate of each Fund's Expense Group. The Funds Trust Board noted that, with respect to the Class A shares of the Small Company Growth Fund and Small Company Value Fund, the Net Advisory Rates of these Funds were higher than the median rate of the Expense Groups. The Funds Trust Board noted that the Small Company Growth Fund was benefitting from the application of breakpoints to the Advisory Agreement Rate. The Funds Trust Board also considered that Funds Management had agreed to waive a portion of its fees to reduce the net operating expense ratio to certain levels as set forth in the Fund's prospectus.

With respect to the Gateway Funds, the Funds Trust Board concluded that the Advisory Agreement Rates, both with and without administration fee rates and before and after waivers, were acceptable in light of the Gateway Funds' Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

THE MASTER PORTFOLIOS

The Master Trust Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in each Master Portfolio's Expense Group. The Master Trust Board noted that the Master Portfolios' Advisory Agreement Rates were in range of or lower than the Expense Group median.

The Master Trust Board concluded that the Advisory Agreement Rates were acceptable in light of the Master Portfolios' Expense Group information and the services covered by the Advisory Agreements.

SUB-ADVISORY AGREEMENT RATES

Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

PROFITABILITY

The Boards received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

                                            Wells Fargo Equity Gateway Funds 237

Other Information (Unaudited)

The Boards did not consider separate profitability information with respect to Wells Capital Management, Evergreen, Peregrine and Smith, because, as affiliates of Funds Management, their profitability information was subsumed in the profitability analysis provided by Funds Management. The Board of the Master Trust also did not consider separate profitability information with respect to Artisan, Cadence, Cooke & Bieler, LSV, SSgA, and Systematic, which are not affiliated with Funds Management. The Master Trust Board considered that the sub-advisory fees paid to these Sub-Advisers had been negotiated by Funds Management on an arm's length basis and that Artisan's, Cadence's, Cooke & Bieler's, LSV's, SSgA's and Systematic's profitability from their relationships with the Master Portfolios managed by them was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the March 2010 Board meeting. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Funds.

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within an acceptable range of the fee rates offered to similarly situated series of the Trusts by Funds Management and to other clients by the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards have reviewed information about the policies of the Sub-Advisers in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards have reviewed information about Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Gateway Funds' shares, including the multiple channels through which the Gateway Funds' shares are offered and sold. The Boards noted that the Gateway Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, portfolio reviews and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

238 Wells Fargo Equity Gateway Funds

                                                   Other Information (Unaudited)

CONCLUSION

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                                            Wells Fargo Equity Gateway Funds 239

List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG               - Association of Bay Area Governments
ADR                - American Depositary Receipt
AMBAC              - American Municipal Bond Assurance Corporation
AMT                - Alternative Minimum Tax
ARM                - Adjustable Rate Mortgages
BART               - Bay Area Rapid Transit
CDA                - Community Development Authority
CDO                - Collateralized Debt Obligation
CDSC               - Contingent Deferred Sales Charge
CGIC               - Capital Guaranty Insurance Company
CGY                - Capital Guaranty Corporation
CIFG               - CDC (Caisse des Depots et Consignations) IXIS Financial
                     Guarantee
COP                - Certificate of Participation
CP                 - Commercial Paper
CTF                - Common Trust Fund
DW&P               - Department of Water & Power
DWR                - Department of Water Resources
ECFA               - Educational & Cultural Facilities Authority
EDFA               - Economic Development Finance Authority
ETET               - Eagle Tax-Exempt Trust
ETF                - Exchange-Traded Fund
FFCB               - Federal Farm Credit Bank
FGIC               - Financial Guaranty Insurance Corporation
FHA                - Federal Housing Authority
FHAG               - Federal Housing Agency
FHLB               - Federal Home Loan Bank
FHLMC              - Federal Home Loan Mortgage Corporation
FNMA               - Federal National Mortgage Association
FSA                - Farm Service Agency
GDR                - Global Depositary Receipt
GNMA               - Government National Mortgage Association
GO                 - General Obligation
HCFR               - Healthcare Facilities Revenue
HEFA               - Health & Educational Facilities Authority
HEFAR              - Higher Education Facilities Authority Revenue
HFA                - Housing Finance Authority
HFFA               - Health Facilities Financing Authority
HUD                - Housing & Urban Development
IDA                - Industrial Development Authority
IDAG               - Industrial Development Agency
IDR                - Industrial Development Revenue
LIBOR              - London Interbank Offered Rate
LLC                - Limited Liability Company
LOC                - Letter of Credit
LP                 - Limited Partnership
MBIA               - Municipal Bond Insurance Association
MFHR               - Multi-Family Housing Revenue
MFMR               - Multi-Family Mortgage Revenue
MMD                - Municipal Market Data
MTN                - Medium Term Note
MUD                - Municipal Utility District
NATL-RE            - National Public Finance Guarantee Corporation
PCFA               - Pollution Control Finance Authority
PCR                - Pollution Control Revenue
PFA                - Public Finance Authority
PFFA               - Public Facilities Financing Authority
plc                - Public Limited Company
PSFG               - Public School Fund Guaranty
R&D                - Research & Development
RDA                - Redevelopment Authority
RDFA               - Redevelopment Finance Authority
REITS              - Real Estate Investment Trusts
SFHR               - Single Family Housing Revenue
SFMR               - Single Family Mortgage Revenue
SLMA               - Student Loan Marketing Association
SPDR               - Standard & Poor's Depositary Receipts
STIT               - Short-Term Investment Trust
TBA                - To Be Announced
TRAN               - Tax Revenue Anticipation Notes
USD                - Unified School District
XLCA               - XL Capital Assurance

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request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266 E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and Other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                                [LOGO]
                                                       Printed on Recycled paper

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds         122812 05-10
                                                                                                        SEGF/SAR111 03-10

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(GRAPHIC)
Semi-Annual Report
March 31, 2010

                        WELLS FARGO ADVANTAGE INDEX FUND

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Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
Index Fund ................................................................    6
FUND EXPENSES .............................................................    8
PORTFOLIO OF INVESTMENTS
Index Fund ................................................................    9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   10
Statement of Operations ...................................................   11
Statements of Changes in Net Assets .......................................   12
Financial Highlights ......................................................   14
NOTES TO FINANCIAL STATEMENTS .............................................   16
MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
Index Portfolio ...........................................................   20
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   35
Statement of Operations ...................................................   36
Statements of Changes in Net Assets .......................................   37
Financial Highlights ......................................................   38
NOTES TO FINANCIAL STATEMENTS .............................................   39
OTHER INFORMATION .........................................................   44
LIST OF ABBREVIATIONS .....................................................   49

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT Index Asset Allocation Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                       2 Wells Fargo Advantage Index Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
Karla M. Rabusch,
President
WELLS FARGO ADVANTAGE FUNDS

ECONOMIC GROWTH WAS STRONG THROUGHOUT THE SIX-MONTH PERIOD AS THE ECONOMIC RECOVERY APPEARED TO GAIN MOMENTUM.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE INDEX FUND for the six-month period that ended March 31, 2010. The period brought additional signs of economic improvement, continuing to support a strong rally in the financial markets after the severe downturn in 2008 and early 2009. We believe that the continued advance in the financial markets during the six-month period underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH TURNED POSITIVE AFTER SEVERE CONTRACTION.

Economic growth was strong throughout the six-month period as the economic recovery appeared to gain momentum. Gross Domestic Product (GDP) growth was 3.2% in the first quarter of 2010 and 5.6% in the fourth quarter of 2009, the strongest since 2003. GDP returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the six-month period, the National Bureau of Economic Research had not declared an official end to the recession.

PAYROLL GROWTH RESUMED, THOUGH THE UNEMPLOYMENT RATE REMAINED HIGH.

Employment data turned positive during the six-month period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.7% in the final months of the period, after having peaked at 10.1% in October 2009--its highest level in more than 25 years. Other encouraging news in March included increases in temporary jobs, average hours worked, and manufacturing employment. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--continued to increase, ending the period at 6.5 million.

Other economic data continued to show additional signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the six-month period came to a close. Retail sales strengthened significantly during the period, with particular strength in March. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country--spurred in part by the government's $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period. This indicates that the trillions of dollars of government stimulus that were added to the monetary

                       Wells Fargo Advantage Index Fund 3


Letter to Shareholders

system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted that economic activity continued to strengthen, the labor market was stabilizing, business spending had risen significantly, and inflation remained subdued. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

FINANCIAL MARKETS CONTINUED TO ADVANCE ON THE SIGNS OF ECONOMIC IMPROVEMENT.

The strong rally in the equity markets continued during the six-month period. The advance was interrupted only briefly by modest corrections in October 2009 and January 2010, due primarily to concerns about sovereign debt, with particular focus on Greece. The euro weakened significantly against the U.S. dollar as the European Union continued to debate potential support plans for Greece throughout the period.

Despite the macroeconomic concerns, strong corporate earnings reports throughout the six-month period provided support for the equity markets to continue to move higher. Companies in the S&P 500 Index exceeded analysts' earnings estimates at a pace of nearly 80% in the third quarter of 2009 and more than 70% in the fourth quarter of 2009. Other than brief spikes in late October and early January, market volatility, as measured by the Chicago Board Options Exchange Volatility Index, declined over the course of the six-month period, ending at its lowest level since early 2008.

Among major stock-market indices, the S&P 500 Index gained 11.8% during the six-month period, and the Dow Jones Industrial Average rose 13.3%. The tech-heavy NASDAQ Composite Index advanced 13.5%, as information technology remained one of the strongest-performing sectors.

Over the six-month period, mid cap stocks outpaced both large cap and small cap stocks, which had similar returns, as measured by the Russell indices. The Russell Midcap(R) Index rose 15.1%, while the Russell 1000(R) Index of large cap stocks advanced 12.1% and the Russell 2000(R) Index of small cap stocks gained 13.1%. Performance leadership between the growth and value investment styles was mixed according to market capitalization during the period. Among large cap stocks, the growth style outpaced value. Conversely, value outpaced growth among small cap stocks.

International stocks, as measured by the MSCI EAFE Index, rose 3.1% during the six-month period. Emerging markets, as measured by the MSCI Emerging Markets Index, climbed 11.2% for the six-month period.

STRONG CORPORATE EARNINGS REPORTS THROUGHOUT THE SIX-MONTH PERIOD PROVIDED SUPPORT FOR THE EQUITY MARKETS TO CONTINUE TO MOVE HIGHER.

                       4 Wells Fargo Advantage Index Fund


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended March 31, 2010, saw a continued advance in the equity markets and a welcome reprieve from the volatility of 2008 and early 2009. The sustained rebound in market performance that began in early 2009 underscores the importance of maintaining focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                       6 Wells Fargo Advantage Index Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE INDEX FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE INDEX FUND (the Fund) seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER
Gregory T. Genung, CFA

FUND INCEPTION

January 31, 1987

TEN LARGEST EQUITY HOLDINGS (1)
(AS OF MARCH 31, 2010)

Exxon Mobil Corporation                       2.95%
Microsoft Corporation                         2.08%
Apple Incorporated                            1.99%
General Electric Company                      1.81%
Procter & Gamble Company                      1.71%
Johnson & Johnson                             1.67%
Bank of America Corporation                   1.67%
JPMorgan Chase & Company                      1.66%
International Business Machines Corporation   1.55%
Wells Fargo & Company                         1.50%

SECTOR DISTRIBUTION (2)
(AS OF MARCH 31, 2010)

                                   (PIE CHART)

Consumer Discretionary       (10%)
Consumer Staples             (11%)
Energy                       (11%)
Financials                   (16%)
Health Care                  (12%)
Industrials                  (11%)
Information Technology       (20%)
Materials                     (3%)
Telecommunication Services    (3%)
Utilities                     (3%)

----------
(1.) The ten largest equity holdings are calculated based on the value of the portfolio securities of the Master Portfolio allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Portfolio. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change and represents the sector distribution of the Master Portfolio, which is calculated based on total investments of the Master Portfolio excluding cash and cash equivalents. See Notes to Financial Statements for a discussion of the Master Portfolio.

                       Wells Fargo Advantage Index Fund 7


Performance Highlights

                                    WELLS FARGO ADVANTAGE INDEX FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                  Including Sales Charge              Excluding Sales Charge         Expense Ratio
                             ---------------------------------  ---------------------------------  ----------------
                             6 Months* 1 Year  5 Year  10 Year  6 Months* 1 Year  5 Year  10 Year  Gross(4)  Net(5)
                             --------  ------  ------  -------  --------  ------  ------  -------  --------  ------
Class A (WINAX)**              5.08     40.70   0.07    (1.80)    11.50    49.29   1.26    (1.22)    0.73%    0.62%
Class B (WINBX)***             6.05     43.16   0.10    (1.96)    11.05    48.16   0.49    (1.96)    1.48%    1.37%
Administrator Class (NVINX)                                       11.73    49.87   1.64    (0.85)    0.40%    0.25%
Investor Class (WFVEX)                                            11.60    49.55   1.43    (1.05)    0.83%    0.45%
S&P 500 Index(6)                                                  11.75    49.77   1.92    (0.65)

*    Returns for periods of less than one year are not annualized.

**   Class A shares are closed to new investors.

*** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

PLEASE KEEP IN MIND THAT HIGH DOUBLE-DIGIT RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS. YOU SHOULD NOT EXPECT THAT SUCH FAVORABLE RETURNS CAN BE CONSISTENTLY ACHIEVED. A FUND'S PERFORMANCE, ESPECIALLY FOR VERY SHORT TIME PERIODS, SHOULD NOT BE THE SOLE FACTOR IN MAKING YOUR INVESTMENT DECISION.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) The Fund is a gateway fund in a Master/Gateway structure that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

     Performance shown prior to the inception of the Class A and Class B on July 18, 2008 reflects the performance of the Administrator Class, adjusted to reflect Class A and Class B sales charges and expenses, as applicable. Performance shown prior to the inception of the Investor Class on April 11, 2005, reflects the performance of the Administrator Class of the Fund, adjusted to reflect Investor Class expenses.

(4.) Reflects the gross expense ratio as stated in the February 1, 2010.

(5.) The investment adviser has committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratios, including the underlying Master Portfolio's fees and expenses. Without these reductions, the Fund's returns would have been lower.

(6.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.

                       8 Wells Fargo Advantage Index Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value    Paid During     Net Annual
                                                10-01-2009      03-31-2010    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
CLASS A
   Actual                                       $1,000.00       $1,115.00         $3.27           0.62%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.84         $3.13           0.62%
CLASS B
   Actual                                       $1,000.00       $1,110.50         $7.21           1.37%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.10         $6.89           1.37%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,117.30         $1.32           0.25%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.68         $1.26           0.25%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,116.00         $2.37           0.45%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.69         $2.27           0.45%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

                       Wells Fargo Advantage Index Fund 9


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                                                              VALUE
----------   -------------                                                                                         --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIO: 100.05%
       N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 $1,783,148,740
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIO (COST $1,494,327,133)                                              1,783,148,740
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,494,327,133)*                                                    100.05%                                   1,783,148,740
OTHER ASSETS AND LIABILITIES, NET                                          (0.05)                                        (834,490)
                                                                          ------                                   --------------
TOTAL NET ASSETS                                                          100.00%                                  $1,782,314,250
                                                                          ------                                   --------------

----------
* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                       10 Wells Fargo Advantage Index Fund


                 Statement of Assets and Liabilities--March 31, 2010 (Unaudited)

ASSETS
   Investment in affiliated Master Portfolio, at value (see cost below) ........   $1,783,148,740
   Cash ........................................................................           75,000
   Receivable from Fund shares issued ..........................................        1,340,069
                                                                                   --------------
Total assets ...................................................................    1,784,563,809
                                                                                   --------------
LIABILITIES
   Payable for Fund shares redeemed ............................................        1,918,876
   Payable to affiliates .......................................................          271,153
   Accrued expenses and other liabilities ......................................           59,530
                                                                                   --------------
Total liabilities ..............................................................        2,249,559
                                                                                   --------------
TOTAL NET ASSETS ...............................................................   $1,782,314,250
                                                                                   ==============
NET ASSETS CONSIST OF
   Paid-in capital .............................................................   $1,527,905,745
   Undistributed net investment income .........................................        8,684,241
   Accumulated net realized loss on investment .................................      (43,097,343)
   Net unrealized appreciation of investment ...................................      288,821,607
                                                                                   --------------
TOTAL NET ASSETS ...............................................................   $1,782,314,250
                                                                                   ==============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ........................................................   $  204,198,216
   Shares outstanding - Class A ................................................        4,782,196
   Net asset value per share - Class A .........................................   $        42.70
   Maximum offering price per share - Class A(2) ...............................   $        45.31
   Net assets - Class B ........................................................   $    4,902,455
   Shares outstanding - Class B ................................................          114,800
   Net asset value and offering price per share - Class B ......................   $        42.70
   Net assets - Administrator Class ............................................   $1,452,856,149
   Shares outstanding - Administrator Class ....................................       33,947,399
   Net asset value and offering price per share - Administrator Class ..........   $        42.80
   Net assets - Investor Class .................................................   $  120,357,430
   Shares outstanding - Investor Class .........................................        2,815,942
   Net asset value and offering price per share - Investor Class ...............   $        42.74
                                                                                   --------------
Investment in affiliated Master Portfolios, at cost ............................   $1,494,327,133
                                                                                   --------------

----------
(1.) The Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Advantage Index Fund 11


Statement of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolio .............................   $ 17,024,530
   Interest allocated from affiliated Master Portfolio ..............................          9,868
   Expenses allocated from affiliated Master Portfolio ..............................       (843,925)
   Waivers allocated from affiliated Master Portfolio ...............................          5,889
                                                                                        ------------
Total investment income .............................................................     16,196,362
                                                                                        ------------
EXPENSES
   Administration fees
      Fund level ....................................................................        418,257
      Class A .......................................................................        276,324
      Class B .......................................................................          7,339
      Administration Class ..........................................................        678,127
      Investor Class ................................................................        216,902
   Shareholder servicing fees
      Class A .......................................................................        246,718
      Class B .......................................................................          6,553
      Administration Class ..........................................................        677,780
      Investor Class ................................................................        141,629
   Accounting fees ..................................................................         36,244
   Distribution fees
      Class B .......................................................................         19,658
   Professional fees ................................................................         12,263
   Registration fees ................................................................         17,452
   Shareholder reports ..............................................................         79,782
   Trustees' fees ...................................................................          5,274
   Other fees and expenses ..........................................................         78,159
                                                                                        ------------
Total expenses ......................................................................      2,918,461
                                                                                        ------------
LESS
   Waived fees and/or expenses reimbursed ...........................................     (1,155,465)
   Net expenses .....................................................................      1,762,996
                                                                                        ------------
Net investment income ...............................................................     14,433,366
                                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions allocated from affiliated Master
   Portfolio ........................................................................      6,037,873
Net change in unrealized appreciation from investment transactions allocated
   from affiliated Master Portfolio .................................................    165,317,176
                                                                                        ------------
Net realized and unrealized gain on investments .....................................    171,355,049
                                                                                        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................   $185,788,415
                                                                                        ============

The accompanying notes are an integral part of these financial statements.

                       12 Wells Fargo Advantage Index Fund


                                             Statements of Changes in Net Assets

                                                                                          For the Six
                                                                                         Months Ended          For the
                                                                                        March 31, 2010       Year Ended
                                                                                          (Unaudited)    September 30, 2009
                                                                                        --------------   ------------------
INCREASE IN NET ASSETS
   Beginning net assets .............................................................   $1,552,639,854     $1,726,164,881
OPERATIONS
   Net investment income ............................................................       14,433,366         31,386,949
   Net realized gain (loss) on investments ..........................................        6,037,873        (16,498,968)
   Net change in unrealized appreciation (depreciation) of investments ..............      165,317,176       (149,024,283)
                                                                                        --------------     --------------
Net increase (decrease) in net assets resulting from operations .....................      185,788,415       (134,136,302)
                                                                                        --------------     --------------
DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income
      Class A .......................................................................       (2,748,895)        (4,501,768)
      Class B .......................................................................          (27,886)          (156,322)
      Administrator Class ...........................................................      (23,261,261)       (27,968,699)
      Investor Class ................................................................       (1,751,958)        (2,226,992)
   Net realized gains
      Class A .......................................................................                0         (6,509,574)
      Class B .......................................................................                0           (275,922)
      Administrator Class ...........................................................                0        (38,931,686)
      Investor Class ................................................................                0         (3,360,560)
                                                                                        --------------     --------------
Total distribution to shareholders ..................................................      (27,790,000)       (83,931,523)
                                                                                        --------------     --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..............................................        1,582,787          4,332,851
   Reinvestment of distributions - Class A ..........................................        2,712,453         10,901,032
   Cost of shares redeemed - Class A ................................................      (12,296,913)       (29,668,153)
                                                                                        --------------     --------------
   Net decrease in net assets resulting from capital shares transactions - Class A ..       (8,001,673)       (14,434,270)
                                                                                        --------------     --------------
   Proceeds from shares sold - Class B ..............................................                0             37,494
   Reinvestment of distributions - Class B ..........................................           27,200            414,825
   Cost of shares redeemed - Class B ................................................       (1,434,963)        (3,595,374)
                                                                                        --------------     --------------
   Net decrease in net assets resulting from capital shares transactions - Class B ..       (1,407,763)        (3,143,055)
                                                                                        --------------     --------------
   Proceeds from shares sold - Administrator Class ..................................      224,438,675        338,044,014
   Reinvestment of distributions - Administrator Class ..............................       21,004,591         58,593,154
   Cost of shares redeemed - Administrator Class ....................................     (163,467,035)      (342,325,324)
                                                                                        --------------     --------------
   Net increase in net assets resulting from capital shares transactions -
      Administrator Class ...........................................................       81,976,231         54,311,844
                                                                                        --------------     --------------
   Proceeds from shares sold - Investor Class .......................................        7,388,968         23,503,586
   Reinvestment of distributions - Investor Class ...................................        1,699,571          5,430,786
   Cost of shares redeemed - Investor Class .........................................       (9,979,353)       (21,126,093)
                                                                                        --------------     --------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Investor Class .................................................         (890,814)         7,808,279
                                                                                        --------------     --------------
Net increase in net assets resulting from capital shares transactions - Total .......       71,675,981         44,542,798
                                                                                        --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................      229,674,396       (173,525,027)
                                                                                        ==============     ==============
ENDING NET ASSETS ...................................................................   $1,782,314,250     $1,552,639,854
                                                                                        ==============     ==============
Ending balance of undistributed net investment income ...............................   $    8,684,241     $   22,040,875
                                                                                        --------------     --------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ............................................................           39,473            129,458
   Shares issued in reinvestment of distributions - Class A .........................           66,958            338,926
   Shares redeemed - Class A ........................................................         (304,999)          (860,723)
                                                                                        --------------     --------------
   Net decrease in shares outstanding - Class A .....................................         (198,568)          (392,339)
                                                                                        --------------     --------------
   Shares sold - Class B ............................................................                0              1,090
   Shares issued in reinvestment of distributions - Class B .........................              656             12,892
   Shares redeemed - Class B ........................................................          (35,788)          (108,495)
                                                                                        --------------     --------------
   Net decrease in shares outstanding - Class B .....................................          (35,132)           (94,513)
                                                                                        --------------     --------------
   Shares sold - Administrator Class ................................................        5,513,574         10,170,221
   Shares issued in reinvestment of distributions - Administrator Class .............          517,865          1,821,168
   Shares redeemed - Administrator Class ............................................       (4,005,001)       (10,357,966)
                                                                                        --------------     --------------
   Net increase in shares outstanding - Administrator Class .........................        2,026,438          1,633,423
                                                                                        --------------     --------------
   Shares sold - Investor Class .....................................................          183,241            714,786
   Shares issued in reinvestment of distributions - Investor Class ..................           41,934            168,861
   Shares redeemed - Investor Class .................................................         (245,276)          (639,924)
                                                                                        --------------     --------------
   Net increase (decrease) in shares outstanding - Investor Class ...................          (20,101)           243,723
                                                                                        --------------     --------------
NET INCREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ........        1,772,637          1,390,294
                                                                                        ==============     ==============

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      14 Wells Fargo Advantage Index Fund


                                                            Financial Highlights

                                                    Beginning                 Net Realized    Distributions
                                                    Net Asset       Net      and Unrealized      from Net
                                                    Value Per   Investment     Gain (Loss)      Investment
                                                      Share       Income     on Investments       Income
                                                    ---------   ----------   --------------   -------------
Class A
October 1, 2009 to March 31, 2010 (unaudited)....     $38.83      0.29(4)         4.14           (0.56)
October 1, 2008 to September 30, 2009............     $44.82      0.70(4)        (4.54)          (0.86)
July 18, 2008(5) to September 30, 2008...........     $48.28      0.17           (3.63)           0.00
Class B
October 1, 2009 to March 31, 2010 (unaudited)....     $38.65      0.13(4)         4.13           (0.21)
October 1, 2008 to September 30, 2009............     $44.76      0.46(4)        (4.57)          (0.71)
July 18, 2008(5) to September 30, 2008...........     $48.28      0.10           (3.62)           0.00
Administrator Class
October 1, 2009 to March 31, 2010 (unaudited)....     $38.94      0.36(4)         4.17           (0.67)
October 1, 2008 to September 30, 2009............     $44.85      0.82(4)        (4.53)          (0.91)
October 1, 2007 to September 30, 2008............     $60.73      1.02          (14.05)          (0.99)
October 1, 2006 to September 30, 2007............     $54.23      0.99(4)         7.60           (0.83)
October 1, 2005 to September 30, 2006............     $49.80      0.88            4.31           (0.76)
October 1, 2004 to September 30, 2005............     $45.21      0.89            4.50           (0.80)
Investor Class
October 1, 2009 to March 31, 2010 (unaudited)....     $38.89      0.32(4)         4.16           (0.63)
October 1, 2008 to September 30, 2009............     $44.76      0.75(4)        (4.51)          (0.82)
October 1, 2007 to September 30, 2008............     $60.61      0.91          (14.02)          (0.88)
October 1, 2006 to September 30, 2007............     $54.13      0.87(4)         7.59           (0.72)
October 1, 2005 to September 30, 2006............     $49.75      0.78            4.30           (0.70)
April 11, 2005(5) to September 30, 2005..........     $47.52      0.34            1.89            0.00

----------
(1.) Includes net expenses allocated from the Master Portfolio in which the Fund invests.

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3.) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(4.) Calculated based upon average shares outstanding.

(5.) Commencement of class operations.

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Advantage Index Fund 15


Financial Highlights

                   Ending     Ratio to Average Net Assets (Annualized)
 Distributions   Net Asset   ------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment      Gross          Net         Total      Turnover    End of Period
Realized Gains     Share         Income       Expenses(1)   Expenses(1)   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   -----------    ----------   ---------   ---------   ---------------

     0.00          $42.70         1.42%          0.71%         0.62%        11.50%        10%        $  204,198
    (1.29)         $38.83         2.10%          0.71%         0.62%        (7.47)%       10%        $  193,407
     0.00          $44.82         1.77%          0.71%         0.62%        (7.17)%        5%        $  240,823

     0.00          $42.70         0.66%          1.46%         1.37%        11.05%        10%        $    4,902
    (1.29)         $38.65         1.39%          1.46%         1.37%        (8.21)%       10%        $    5,794
     0.00          $44.76         1.01%          1.46%         1.37%        (7.29)%        5%        $   10,941

     0.00          $42.80         1.79%          0.38%         0.25%        11.73%        10%        $1,452,856
    (1.29)         $38.94         2.46%          0.38%         0.25%        (7.14)%       10%        $1,243,134
    (1.86)         $44.85         1.93%          0.38%         0.25%       (22.36)%        5%        $1,358,363
    (1.26)         $60.73         1.71%          0.37%         0.25%        16.16%         8%        $1,878,932
     0.00          $54.23         1.72%          0.38%         0.25%        10.52%         9%        $1,590,045
     0.00          $49.80         1.87%          0.31%         0.25%        11.99%         8%        $1,211,916

     0.00          $42.74         1.59%          0.81%         0.45%        11.60%        10%        $  120,357
    (1.29)         $38.89         2.26%          0.81%         0.45%        (7.32)%       10%        $  110,305
    (1.86)         $44.76         1.73%          0.85%         0.45%       (22.52)%        5%        $  116,038
    (1.26)         $60.61         1.51%          0.87%         0.45%        15.92%         8%        $  158,805
     0.00          $54.13         1.53%          0.88%         0.45%        10.31%         9%        $  140,173
     0.00          $49.75         1.36%          0.82%         0.45%         4.69%         8%        $  149,501

                       16 Wells Fargo Advantage Index Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage Index Fund (the "Fund"). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

The Fund seeks to achieve its investment objective by investing all investable assets in a single separate diversified portfolios (the "Master Portfolio") of Wells Fargo Master Trust, a registered open-end investment management company. The Master Portfolio directly acquires portfolio securities, and the Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Master Portfolio as partnership investments and records daily its share of the Master Portfolio's income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolio for the six months ended March 31, 2010 are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. As of March 31, 2010, the Fund owns 85% of the Wells Fargo Advantage Index Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in the Master Portfolio are valued daily based on the Fund's proportionate share of the Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolio are valued as discussed in the Notes to Financial Statements of the Master Portfolio, which are included elsewhere in this report.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis in the Master Portfolio. Realized gains or losses in the Master Porfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by the Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in the Master Portfolio is recognized on the ex-dividend date.

The Fund records daily its proportionate share of the Master Portfolio's interest and dividend income.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

                       Wells Fargo Advantage Index Fund 17


Notes to Financial Statements (Unaudited)

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of September 30, 2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $4,234,638 with $413,306 expiring in 2011, $2,439,923 expiring in 2012 and
$1,381,409 expiring in 2017.

CLASS ALLOCATIONS

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments in securities:

                                                            Significant Other       Significant
                                            Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES                     (Level 1)         (Level 2)            (Level 3)             Total
-------------------------                   -------------   -----------------   -------------------   --------------
Investment in Affiliated Master Portfolio         $0          $1,783,148,740            $0            $1,783,148,740

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Since the Fund invests all of its assets in a single Master Portfolio, Funds Management does not currently receive an investment advisory fee.

                       18 Wells Fargo Advantage Index Fund


                                       Notes to Financial Statements (Unaudited)

A fund that invests its assets in one or more Master Portfolios may withdraw all of its investments from its corresponding Master Portfolios and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

Funds Management also acts as adviser to the Master Portfolio and is entitled to receive fees from the Master Portfolio for those services.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund the following annual fees:

                                         Administration Fees
                        Average Daily       (% of Average
                          Net Assets      Daily Net Assets)
                      ----------------   -------------------
Fund level            First $5 billion           0.05%
                       Next $5 billion           0.04
                      Over $10 billion           0.03
Class A, Class B      All asset levels           0.28
Administrator Class   All asset levels           0.10
Investor Class        All asset levels           0.38

Funds Management has contractually waived and/or reimbursed fees and expenses during the six months ended March 31, 2010 to the extent necessary to maintain certain net operating expense ratios and has contractually committed to maintain such ratios through January 31, 2011.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.75% of the average daily net assets of Class B shares.

For the six months ended March 31, 2010, Wells Fargo Funds Distributor, LLC received $8,261 from the sale of Class A shares and $2,218 in contingent deferred sales charges from redemptions of Class B shares.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class of the Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended March 31, 2010, were as follows:

Purchases at Cost*   Sales Proceeds*
------------------   ---------------
   $169,484,157       $240,552,389

* Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

                       Wells Fargo Advantage Index Fund 19


Notes to Financial Statements (Unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended March 31, 2010, there were no borrowings under the agreement.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

                   20 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
COMMON STOCKS: 99.10%
AEROSPACE, DEFENSE: 1.15%
    148,626   BOEING COMPANY                                                                               $   10,791,728
     24,575   GOODRICH CORPORATION                                                                              1,733,029
     22,694   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                          2,079,451
     61,918   LOCKHEED MARTIN CORPORATION                                                                       5,152,816
     74,429   RAYTHEON COMPANY                                                                                  4,251,384
                                                                                                               24,008,408
                                                                                                           --------------
APPAREL & ACCESSORY STORES: 0.63%
     17,274   ABERCROMBIE & FITCH COMPANY CLASS A                                                                 788,385
     93,477   GAP INCORPORATED                                                                                  2,160,253
     52,521   LIMITED BRANDS INCORPORATED                                                                       1,293,067
     76,565   NIKE INCORPORATED CLASS B                                                                         5,627,528
     11,232   POLO RALPH LAUREN CORPORATION                                                                       955,169
     25,474   URBAN OUTFITTERS INCORPORATED+                                                                      968,776
     17,370   VF CORPORATION                                                                                    1,392,206
                                                                                                               13,185,384
                                                                                                           --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.12%
     61,690   COACH INCORPORATED                                                                                2,437,989
                                                                                                           --------------
AUTO & TRUCKS: 0.40%
    661,332   FORD MOTOR COMPANY+                                                                               8,312,943
                                                                                                           --------------
AUTO PARTS & EQUIPMENT: 0.33%
     17,744   AUTONATION INCORPORATED+                                                                            320,812
      5,830   AUTOZONE INCORPORATED+                                                                            1,009,115
    131,890   JOHNSON CONTROLS INCORPORATED                                                                     4,351,051
     27,010   O'REILLY AUTOMOTIVE INCORPORATED+                                                                 1,126,587
                                                                                                                6,807,565
                                                                                                           --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
     10,487   RYDER SYSTEM INCORPORATED                                                                           406,476
                                                                                                           --------------
BIOPHARMACEUTICALS: 0.83%
     90,264   CELGENE CORPORATION+                                                                              5,592,757
     14,712   CEPHALON INCORPORATED+                                                                              997,179
     52,246   GENZYME CORPORATION+                                                                              2,707,910
    177,371   GILEAD SCIENCES INCORPORATED+                                                                     8,066,833
                                                                                                               17,364,679
                                                                                                           --------------
BIOTECHNOLOGY: 0.78%
    192,278   AMGEN INCORPORATED+                                                                              11,490,533
     52,934   BIOGEN IDEC INCORPORATED+                                                                         3,036,294
     35,503   LIFE TECHNOLOGIES CORPORATION+                                                                    1,855,742
                                                                                                               16,382,569
                                                                                                           --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.09%
     54,309   D.R. HORTON INCORPORATED                                                                            684,293
     31,946   LENNAR CORPORATION                                                                                  549,791
     62,295   PULTE HOMES INCORPORATED+                                                                           700,819
                                                                                                                1,934,903
                                                                                                           --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.97%
     25,762   FASTENAL COMPANY                                                                                  1,236,318
    333,862   HOME DEPOT INCORPORATED                                                                          10,800,436

                   Wells Fargo Advantage Master Portfolios 21


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (CONTINUED)
    289,021   LOWE'S COMPANIES INCORPORATED                                                                $    7,005,869
     18,070   SHERWIN-WILLIAMS COMPANY                                                                          1,222,978
                                                                                                               20,265,601
                                                                                                           --------------
BUSINESS SERVICES: 1.32%
     45,103   AUTODESK INCORPORATED+                                                                            1,326,930
     99,119   AUTOMATIC DATA PROCESSING INCORPORATED                                                            4,407,822
     22,001   AVERY DENNISON CORPORATION                                                                          801,056
     77,598   CA INCORPORATED                                                                                   1,821,225
     36,092   CITRIX SYSTEMS INCORPORATED+                                                                      1,713,287
     58,423   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                               2,978,405
     30,161   COMPUTER SCIENCES CORPORATION+                                                                    1,643,473
     44,649   COMPUWARE CORPORATION+                                                                              375,052
     24,810   EQUIFAX INCORPORATED                                                                                888,198
     64,779   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                               1,518,420
     29,906   FISERV INCORPORATED+                                                                              1,518,029
     95,396   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                        793,695
     35,580   IRON MOUNTAIN INCORPORATED                                                                          974,892
     24,661   MONSTER WORLDWIDE INCORPORATED+                                                                     409,619
     60,954   OMNICOM GROUP INCORPORATED                                                                        2,365,625
     29,179   ROBERT HALF INTERNATIONAL INCORPORATED<<                                                            887,917
     21,580   SALESFORCE.COM INCORPORATED+                                                                      1,606,631
     38,724   TOTAL SYSTEM SERVICES INCORPORATED                                                                  606,418
     36,018   VERISIGN INCORPORATED+                                                                              936,828
                                                                                                               27,573,522
                                                                                                           --------------
CASINO & GAMING: 0.10%
     58,240   INTERNATIONAL GAME TECHNOLOGY                                                                     1,074,528
     13,556   WYNN RESORTS LIMITED                                                                              1,027,951
                                                                                                                2,102,479
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 1.81%
     41,654   AIR PRODUCTS & CHEMICALS INCORPORATED                                                             3,080,313
      9,537   CF INDUSTRIES HOLDINGS INCORPORATED                                                                 869,584
    225,851   DOW CHEMICAL COMPANY                                                                              6,678,414
    177,461   E.I. DU PONT DE NEMOURS & COMPANY                                                                 6,608,648
     14,275   EASTMAN CHEMICAL COMPANY                                                                            909,032
     46,388   ECOLAB INCORPORATED                                                                               2,038,753
     14,238   FMC CORPORATION                                                                                     861,969
     15,519   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                     739,791
    107,138   MONSANTO COMPANY                                                                                  7,651,796
     32,564   PPG INDUSTRIES INCORPORATED                                                                       2,129,686
     60,143   PRAXAIR INCORPORATED                                                                              4,991,869
     23,909   SIGMA-ALDRICH CORPORATION                                                                         1,282,957
                                                                                                               37,842,812
                                                                                                           --------------
COAL MINING: 0.25%
     43,129   CONSOL ENERGY INCORPORATED                                                                        1,839,883
     18,661   MASSEY ENERGY COMPANY                                                                               975,784
     52,768   PEABODY ENERGY CORPORATION                                                                        2,411,498
                                                                                                                5,227,165
                                                                                                           --------------
COMMERCIAL SERVICES: 0.14%
     63,153   PAYCHEX INCORPORATED                                                                              1,938,797
     59,855   SAIC INCORPORATED+                                                                                1,059,434
                                                                                                                2,998,231
                                                                                                           --------------

                   22 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
COMMUNICATIONS: 3.62%
  1,158,825   AT&T INCORPORATED                                                                            $   29,944,038
     58,818   CENTURYTEL INCORPORATED                                                                           2,085,686
    557,135   COMCAST CORPORATION CLASS A                                                                      10,485,281
     51,247   METROPCS COMMUNICATIONS INCORPORATED+                                                               362,829
    442,433   NEWS CORPORATION CLASS A                                                                          6,375,460
    292,150   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                   1,525,023
     17,586   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                           779,939
    584,578   SPRINT NEXTEL CORPORATION+                                                                        2,221,396
     69,222   TIME WARNER CABLE INCORPORATED                                                                    3,690,225
    556,772   VERIZON COMMUNICATIONS INCORPORATED                                                              17,271,067
     89,710   WINDSTREAM CORPORATION                                                                              976,942
                                                                                                               75,717,886
                                                                                                           --------------
COMPUTER SOFTWARE & SERVICES: 0.05%
     33,787   AKAMAI TECHNOLOGIES INCORPORATED+                                                                 1,061,250
                                                                                                           --------------
COMPUTER TECHNOLOGIES: 5.00%
    178,042   APPLE INCORPORATED+                                                                              41,827,407
    338,073   DELL INCORPORATED+                                                                                5,074,476
    462,205   HEWLETT-PACKARD COMPANY                                                                          24,566,196
    255,048   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                      32,709,906
     15,334   LEXMARK INTERNATIONAL INCORPORATED+                                                                 553,251
                                                                                                              104,731,236
                                                                                                           --------------
CONGLOMERATES: 1.82%
  2,094,934   GENERAL ELECTRIC COMPANY                                                                         38,127,799
                                                                                                           --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.04%
     41,243   QUANTA SERVICES INCORPORATED+                                                                       790,216
                                                                                                           --------------
CONTAINER, PACKAGING: 0.06%
     33,103   OWENS-ILLINOIS INCORPORATED+                                                                      1,176,481
                                                                                                           --------------
COSMETICS, PERSONAL CARE: 0.21%
     83,935   AVON PRODUCTS INCORPORATED                                                                        2,842,878
     23,206   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                       1,505,373
                                                                                                                4,348,251
                                                                                                           --------------
CRUDE PETROLEUM & NATURAL GAS: 0.12%
     34,250   NOBLE ENERGY INCORPORATED                                                                         2,500,250
                                                                                                           --------------
DATA SERVICES: 0.11%
     67,667   NETAPP INCORPORATED+                                                                              2,203,238
                                                                                                           --------------
DEPARTMENT STORES: 0.28%
     46,333   JCPENNEY COMPANY INCORPORATED                                                                     1,490,533
     82,662   MACY'S INCORPORATED                                                                               1,799,552
     32,454   NORDSTROM INCORPORATED                                                                            1,325,746
     24,321   ROSS STORES INCORPORATED                                                                          1,300,444
                                                                                                                5,916,275
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 8.07%
  1,969,705   BANK OF AMERICA CORPORATION                                                                      35,159,234
    237,220   BANK OF NEW YORK MELLON CORPORATION                                                               7,325,354
    135,609   BB&T CORPORATION                                                                                  4,392,376
  3,857,935   CITIGROUP INCORPORATED+                                                                          15,624,637
     34,169   COMERICA INCORPORATED                                                                             1,299,789

                   Wells Fargo Advantage Master Portfolios 23


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
DEPOSITORY INSTITUTIONS (CONTINUED)
    156,105   FIFTH THIRD BANCORP                                                                          $    2,121,467
     44,221   FIRST HORIZON NATIONAL CORPORATION+                                                                 621,308
     93,035   HUDSON CITY BANCORP INCORPORATED                                                                  1,317,376
    140,655   HUNTINGTON BANCSHARES INCORPORATED                                                                  755,317
    780,069   JPMORGAN CHASE & COMPANY                                                                         34,908,088
    172,415   KEYCORP                                                                                           1,336,216
     16,311   M&T BANK CORPORATION<<                                                                            1,294,767
    103,408   MARSHALL & ILSLEY CORPORATION                                                                       832,434
     47,451   NORTHERN TRUST CORPORATION                                                                        2,622,142
    101,503   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                         6,059,729
    234,166   REGIONS FINANCIAL CORPORATION                                                                     1,838,203
     97,264   STATE STREET CORPORATION                                                                          4,390,497
     98,043   SUNTRUST BANKS INCORPORATED                                                                       2,626,572
    375,673   US BANCORP                                                                                        9,722,417
  1,017,194   WELLS FARGO & COMPANY(l)                                                                         31,655,077
    134,056   WESTERN UNION COMPANY                                                                             2,273,590
     29,530   ZIONS BANCORPORATION                                                                                644,345
                                                                                                              168,820,935
                                                                                                           --------------
DIVERSIFIED FINANCIAL SERVICES: 0.02%
     36,061   JANUS CAPITAL GROUP INCORPORATED                                                                    515,312
                                                                                                           --------------
DIVERSIFIED MANUFACTURING: 0.32%
    150,113   HONEYWELL INTERNATIONAL INCORPORATED                                                              6,795,616
                                                                                                           --------------
E-COMMERCE/SERVICES: 2.12%
     67,207   AMAZON.COM INCORPORATED+                                                                          9,122,006
    221,893   EBAY INCORPORATED+                                                                                5,980,016
     47,448   GOOGLE INCORPORATED CLASS A+                                                                     26,903,490
      8,949   PRICELINE.COM INCORPORATED+                                                                       2,281,995
                                                                                                               44,287,507
                                                                                                           --------------
EATING & DRINKING PLACES: 0.90%
     27,453   DARDEN RESTAURANTS INCORPORATED                                                                   1,222,757
    211,256   MCDONALD'S CORPORATION                                                                           14,095,000
     92,138   YUM! BRANDS INCORPORATED                                                                          3,531,650
                                                                                                               18,849,407
                                                                                                           --------------
EDUCATIONAL SERVICES: 0.11%
     25,240   APOLLO GROUP INCORPORATED CLASS A+                                                                1,546,960
     12,156   DEVRY INCORPORATED                                                                                  792,571
                                                                                                                2,339,531
                                                                                                           --------------
ELECTRIC, GAS & SANITARY SERVICES: 4.21%
    131,248   AES CORPORATION+                                                                                  1,443,728
     33,293   ALLEGHENY ENERGY INCORPORATED                                                                       765,739
     46,517   AMEREN CORPORATION                                                                                1,213,163
     93,862   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                      3,208,203
     77,107   CENTERPOINT ENERGY INCORPORATED                                                                   1,107,257
     45,114   CMS ENERGY CORPORATION                                                                              697,462
     55,241   CONSOLIDATED EDISON INCORPORATED                                                                  2,460,434
     39,482   CONSTELLATION ENERGY GROUP INCORPORATED                                                           1,386,213
    117,826   DOMINION RESOURCES INCORPORATED                                                                   4,843,827
     32,382   DTE ENERGY COMPANY                                                                                1,444,237
    257,073   DUKE ENERGY CORPORATION                                                                           4,195,431
     63,970   EDISON INTERNATIONAL                                                                              2,185,855

                   24 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
    137,698   EL PASO CORPORATION                                                                          $    1,492,646
    147,736   EMERSON ELECTRIC COMPANY                                                                          7,437,030
     37,147   ENTERGY CORPORATION                                                                               3,021,908
    129,565   EXELON CORPORATION                                                                                5,676,243
     59,851   FIRSTENERGY CORPORATION                                                                           2,339,576
     81,157   FPL GROUP INCORPORATED                                                                            3,922,318
     15,024   INTEGRYS ENERGY GROUP INCORPORATED                                                                  711,837
      8,880   NICOR INCORPORATED                                                                                  372,250
     54,346   NISOURCE INCORPORATED                                                                               858,667
     34,450   NORTHEAST UTILITIES                                                                                 952,198
     51,421   NRG ENERGY INCORPORATED+                                                                          1,074,699
     20,712   ONEOK INCORPORATED                                                                                  945,503
     43,658   PEPCO HOLDINGS INCORPORATED                                                                         748,735
     72,908   PG&E CORPORATION                                                                                  3,092,757
     19,917   PINNACLE WEST CAPITAL CORPORATION                                                                   751,468
     74,034   PPL CORPORATION                                                                                   2,051,482
     55,883   PROGRESS ENERGY INCORPORATED                                                                      2,199,555
     99,339   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                      2,932,487
     34,290   QUESTAR CORPORATION                                                                               1,481,328
     63,582   REPUBLIC SERVICES INCORPORATED                                                                    1,845,150
     21,890   SCANA CORPORATION                                                                                   822,845
     48,497   SEMPRA ENERGY                                                                                     2,420,000
    127,128   SPECTRA ENERGY CORPORATION                                                                        2,864,194
     16,646   STERICYCLE INCORPORATED+                                                                            907,207
     41,971   TECO ENERGY INCORPORATED                                                                            666,919
    161,073   THE SOUTHERN COMPANY                                                                              5,341,181
     95,221   WASTE MANAGEMENT INCORPORATED                                                                     3,278,459
     22,952   WISCONSIN ENERGY CORPORATION                                                                      1,134,058
     89,658   XCEL ENERGY INCORPORATED                                                                          1,900,750
                                                                                                               88,194,999
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.21%
     58,389   ALTERA CORPORATION                                                                                1,419,437
     34,012   AMPHENOL CORPORATION CLASS A                                                                      1,434,966
     58,449   ANALOG DEVICES INCORPORATED                                                                       1,684,500
      9,538   FIRST SOLAR INCORPORATED+<<                                                                       1,169,836
     13,633   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                        637,752
     25,682   HARRIS CORPORATION                                                                                1,219,638
     37,911   JABIL CIRCUIT INCORPORATED                                                                          613,779
     43,884   JDS UNIPHASE CORPORATION+                                                                           549,867
     33,785   KLA-TENCOR CORPORATION                                                                            1,044,632
     43,884   LINEAR TECHNOLOGY CORPORATION                                                                     1,241,040
    128,906   LSI LOGIC CORPORATION+                                                                              788,905
     44,642   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                             684,362
     26,617   MOLEX INCORPORATED                                                                                  555,231
     46,692   NATIONAL SEMICONDUCTOR CORPORATION                                                                  674,699
     18,824   NOVELLUS SYSTEMS INCORPORATED+                                                                      470,600
     30,868   ROCKWELL COLLINS INCORPORATED                                                                     1,932,028
     75,466   TELLABS INCORPORATED                                                                                571,278
    243,835   TEXAS INSTRUMENTS INCORPORATED                                                                    5,966,642
     14,687   WHIRLPOOL CORPORATION                                                                             1,281,441
     54,317   XILINX INCORPORATED                                                                               1,385,084
                                                                                                               25,325,717
                                                                                                           --------------

                   Wells Fargo Advantage Master Portfolios 25


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.19%
     35,105   FLUOR CORPORATION                                                                            $    1,632,734
     24,460   JACOBS ENGINEERING GROUP INCORPORATED+                                                            1,105,347
     38,606   MOODY'S CORPORATION<<                                                                             1,148,529
                                                                                                                3,886,610
                                                                                                           --------------
ENTERTAINMENT PRODUCTION: 0.09%
     55,670   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                                    1,881,089
                                                                                                           --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.24%
     18,472   BALL CORPORATION                                                                                    986,035
     75,955   ILLINOIS TOOL WORKS INCORPORATED                                                                  3,597,229
     11,340   SNAP-ON INCORPORATED                                                                                491,476
                                                                                                                5,074,740
                                                                                                           --------------
FOOD & KINDRED PRODUCTS: 4.43%
    126,167   ARCHER DANIELS MIDLAND COMPANY                                                                    3,646,226
     37,031   CAMPBELL SOUP COMPANY                                                                             1,309,046
     62,742   COCA-COLA ENTERPRISES INCORPORATED                                                                1,735,444
     87,059   CONAGRA FOODS INCORPORATED                                                                        2,182,569
     39,216   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                          644,711
     35,597   DEAN FOODS COMPANY+                                                                                 558,517
     49,893   DR PEPPER SNAPPLE GROUP INCORPORATED                                                              1,754,737
     64,701   GENERAL MILLS INCORPORATED                                                                        4,580,184
     62,090   H.J. HEINZ COMPANY                                                                                2,831,925
     13,645   HORMEL FOODS CORPORATION                                                                            573,226
     23,370   JM SMUCKER COMPANY                                                                                1,408,276
     50,063   KELLOGG COMPANY                                                                                   2,674,866
    340,970   KRAFT FOODS INCORPORATED CLASS A                                                                 10,310,933
     25,943   MCCORMICK & COMPANY INCORPORATED                                                                    995,173
     40,151   MEAD JOHNSON & COMPANY                                                                            2,089,057
     31,106   MOLSON COORS BREWING COMPANY                                                                      1,308,318
    320,865   PEPSICO INCORPORATED                                                                             21,228,428
    136,914   SARA LEE CORPORATION                                                                              1,907,212
    116,342   SYSCO CORPORATION                                                                                 3,432,089
    452,592   THE COCA-COLA COMPANY                                                                            24,892,560
     32,668   THE HERSHEY COMPANY                                                                               1,398,517
     59,892   TYSON FOODS INCORPORATED CLASS A                                                                  1,146,932
                                                                                                               92,608,946
                                                                                                           --------------
FOOD STORES: 0.48%
    127,600   KROGER COMPANY                                                                                    2,763,816
     76,337   SAFEWAY INCORPORATED                                                                              1,897,738
    145,960   STARBUCKS CORPORATION                                                                             3,542,449
     41,625   SUPERVALU INCORPORATED                                                                              694,305
     33,447   WHOLE FOODS MARKET INCORPORATED+                                                                  1,209,109
                                                                                                               10,107,417
                                                                                                           --------------
FORESTRY: 0.09%
     41,498   WEYERHAEUSER COMPANY                                                                              1,878,614
                                                                                                           --------------
FURNITURE & FIXTURES: 0.08%
     29,148   LEGGETT & PLATT INCORPORATED                                                                        630,763
     70,443   MASCO CORPORATION                                                                                 1,093,275
                                                                                                                1,724,038
                                                                                                           --------------

                   26 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
GENERAL MERCHANDISE STORES: 1.93%
     16,230   BIG LOTS INCORPORATED+                                                                       $      591,097
     27,169   FAMILY DOLLAR STORES INCORPORATED                                                                   994,657
     60,198   KOHL'S CORPORATION+                                                                               3,297,646
      9,530   SEARS HOLDINGS CORPORATION+<<                                                                     1,033,338
    147,710   TARGET CORPORATION                                                                                7,769,546
     82,406   TJX COMPANIES INCORPORATED                                                                        3,503,903
    418,934   WAL-MART STORES INCORPORATED                                                                     23,292,730
                                                                                                               40,482,917
                                                                                                           --------------
HEALTH CARE: 0.09%
     32,170   HOSPIRA INCORPORATED+                                                                             1,822,431
                                                                                                           --------------
HEALTH SERVICES: 1.18%
     55,443   AMERISOURCEBERGEN CORPORATION                                                                     1,603,412
     70,969   CARDINAL HEALTH INCORPORATED                                                                      2,557,013
     29,061   COVENTRY HEALTH CARE INCORPORATED+                                                                  718,388
     20,262   DAVITA INCORPORATED+                                                                              1,284,611
     54,052   EXPRESS SCRIPTS INCORPORATED+                                                                     5,500,332
     33,422   HUMANA INCORPORATED+                                                                              1,563,147
     20,557   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                       1,556,370
     52,893   MCKESSON CORPORATION                                                                              3,476,128
     91,114   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                              5,882,320
     85,022   TENET HEALTHCARE CORPORATION+                                                                       486,326
                                                                                                               24,628,047
                                                                                                           --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.39%
     16,010   AVALONBAY COMMUNITIES INCORPORATED                                                                1,382,464
    324,925   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                         26,406,655
     31,967   PLUM CREEK TIMBER COMPANY                                                                         1,243,836
                                                                                                               29,032,955
                                                                                                           --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.11%
     51,442   BED BATH & BEYOND INCORPORATED+                                                                   2,251,102
                                                                                                           --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.20%
     49,979   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                       1,575,338
     36,679   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                  1,710,709
     35,110   WYNDHAM WORLDWIDE CORPORATION                                                                       903,380
                                                                                                                4,189,427
                                                                                                           --------------
HOUSEHOLD PRODUCTS, WARE: 2.31%
     27,535   CLOROX COMPANY                                                                                    1,766,095
     96,943   COLGATE-PALMOLIVE COMPANY                                                                         8,265,360
     29,839   FORTUNE BRANDS INCORPORATED                                                                       1,447,490
     54,543   NEWELL RUBBERMAID INCORPORATED                                                                      829,054
    570,293   PROCTER & GAMBLE COMPANY                                                                         36,082,438
                                                                                                               48,390,437
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.52%
    139,743   3M COMPANY                                                                                       11,678,323
    263,711   APPLIED MATERIALS INCORPORATED                                                                    3,554,824
     61,240   BAKER HUGHES INCORPORATED                                                                         2,868,482
     47,997   CAMERON INTERNATIONAL CORPORATION+                                                                2,057,151
    122,659   CATERPILLAR INCORPORATED                                                                          7,709,118
     39,535   CUMMINS INCORPORATED                                                                              2,449,193
     83,250   DEERE & COMPANY                                                                                   4,950,045

                   Wells Fargo Advantage Master Portfolios 27


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     36,580   DOVER CORPORATION                                                                            $    1,710,115
     32,474   EATON CORPORATION                                                                                 2,460,555
     10,965   FLOWSERVE CORPORATION                                                                             1,209,111
     23,950   FMC TECHNOLOGIES INCORPORATED+                                                                    1,547,889
     23,043   PALL CORPORATION                                                                                    933,011
     31,571   PARKER HANNIFIN CORPORATION                                                                       2,043,907
     40,731   PITNEY BOWES INCORPORATED                                                                           995,873
     48,773   SMITH INTERNATIONAL INCORPORATED                                                                  2,088,460
     30,906   STANLEY BLACK & DECKER INCORPORATED                                                               1,774,313
     32,733   TERADATA CORPORATION+                                                                               945,656
     44,892   WESTERN DIGITAL CORPORATION+                                                                      1,750,339
                                                                                                               52,726,365
                                                                                                           --------------
INFORMATION & BUSINESS SERVICES: 0.18%
    233,680   YAHOO! INCORPORATED+                                                                              3,862,730
                                                                                                           --------------
INSURANCE CARRIERS: 3.48%
     84,623   AETNA INCORPORATED                                                                                2,971,114
     92,110   AFLAC INCORPORATED                                                                                5,000,652
    105,351   ALLSTATE CORPORATION                                                                              3,403,891
     26,491   AMERICAN INTERNATIONAL GROUP INCORPORATED+<<                                                        904,403
     52,394   AON CORPORATION                                                                                   2,237,748
     22,871   ASSURANT INCORPORATED                                                                               786,305
     64,513   CHUBB CORPORATION                                                                                 3,344,999
     53,987   CIGNA CORPORATION                                                                                 1,974,844
     31,989   CINCINNATI FINANCIAL CORPORATION                                                                    924,482
     96,025   GENWORTH FINANCIAL INCORPORATED+                                                                  1,761,099
     87,121   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                    2,475,979
     37,258   LEUCADIA NATIONAL CORPORATION+                                                                      924,371
     59,346   LINCOLN NATIONAL CORPORATION                                                                      1,821,922
     69,670   LOEWS CORPORATION                                                                                 2,597,298
    104,490   MARSH & MCLENNAN COMPANIES INCORPORATED                                                           2,551,646
    160,827   METLIFE INCORPORATED                                                                              6,970,242
     62,724   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                            1,832,168
     91,299   PRUDENTIAL FINANCIAL INCORPORATED                                                                 5,523,590
    131,855   THE PROGRESSIVE CORPORATION                                                                       2,517,112
    100,836   THE TRAVELERS COMPANIES INCORPORATED                                                              5,439,094
     16,266   TORCHMARK CORPORATION                                                                               870,394
    227,272   UNITEDHEALTH GROUP INCORPORATED                                                                   7,424,976
     65,259   UNUMPROVIDENT CORPORATION                                                                         1,616,465
     87,162   WELLPOINT INCORPORATED+                                                                           5,611,490
     67,168   XL CAPITAL LIMITED CLASS A                                                                        1,269,475
                                                                                                               72,755,759
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.38%
     68,490   AGILENT TECHNOLOGIES INCORPORATED+                                                                2,355,371
     46,277   BECTON DICKINSON & COMPANY                                                                        3,643,388
    296,745   BOSTON SCIENTIFIC CORPORATION+                                                                    2,142,499
     18,781   C.R. BARD INCORPORATED                                                                            1,626,810
     34,909   CAREFUSION CORPORATION+                                                                             922,645
     51,445   DANAHER CORPORATION                                                                               4,110,970
     28,896   DENTSPLY INTERNATIONAL INCORPORATED                                                               1,007,026
     52,746   EASTMAN KODAK COMPANY                                                                               305,399
     30,015   FLIR SYSTEMS INCORPORATED+                                                                          846,423
     11,000   MILLIPORE CORPORATION+                                                                            1,161,600
     23,084   PERKINELMER INCORPORATED                                                                            551,708

                   28 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
     29,508   QUEST DIAGNOSTICS INCORPORATED                                                               $    1,720,021
     28,029   ROCKWELL AUTOMATION INCORPORATED                                                                  1,579,714
     18,394   ROPER INDUSTRIES INCORPORATED                                                                     1,063,909
     34,799   TERADYNE INCORPORATED+                                                                              388,705
     80,394   THERMO FISHER SCIENTIFIC INCORPORATED+                                                            4,135,467
     18,374   WATERS CORPORATION+                                                                               1,240,980
                                                                                                               28,802,635
                                                                                                           --------------
MEDIA-COMMUNICATION: 0.58%
    132,931   CBS CORPORATION CLASS B                                                                           1,853,058
    183,607   DIRECTV+                                                                                          6,207,753
    119,245   VIACOM INCORPORATED CLASS B+                                                                      4,099,643
                                                                                                               12,160,454
                                                                                                           --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.78%
      7,644   INTUITIVE SURGICAL INCORPORATED+                                                                  2,661,106
    216,889   MEDTRONIC INCORPORATED                                                                            9,766,512
     63,895   ST. JUDE MEDICAL INCORPORATED+                                                                    2,622,890
     24,333   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                              1,346,345
                                                                                                               16,396,853
                                                                                                           --------------
MEDICAL PRODUCTS: 0.79%
     60,377   ALLERGAN INCORPORATED                                                                             3,943,826
    118,329   BAXTER INTERNATIONAL INCORPORATED                                                                 6,886,748
     55,489   STRYKER CORPORATION                                                                               3,175,081
     41,816   ZIMMER HOLDINGS INCORPORATED+                                                                     2,475,507
                                                                                                               16,481,162
                                                                                                           --------------
METAL MINING: 0.66%
     26,550   CLIFFS NATURAL RESOURCES INCORPORATED                                                             1,883,723
     84,538   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                               7,062,305
     96,401   NEWMONT MINING CORPORATION                                                                        4,909,703
                                                                                                               13,855,731
                                                                                                           --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
     24,804   VULCAN MATERIALS COMPANY<<                                                                        1,171,741
                                                                                                           --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.12%
     24,097   HASBRO INCORPORATED                                                                                 922,433
     71,401   MATTEL INCORPORATED                                                                               1,623,659
                                                                                                                2,546,092
                                                                                                           --------------
MISCELLANEOUS RETAIL: 1.31%
     86,259   COSTCO WHOLESALE CORPORATION                                                                      5,150,525
    273,016   CVS CAREMARK CORPORATION                                                                          9,981,465
     32,350   GAMESTOP CORPORATION CLASS A+                                                                       708,789
     53,942   OFFICE DEPOT INCORPORATED+                                                                          430,457
     24,589   RADIOSHACK CORPORATION                                                                              556,449
    143,133   STAPLES INCORPORATED                                                                              3,347,881
    193,431   WALGREEN COMPANY                                                                                  7,174,356
                                                                                                               27,349,922
                                                                                                           --------------
MISCELLANEOUS SERVICES: 0.04%
     10,013   DUN & BRADSTREET CORPORATION                                                                        745,167
                                                                                                           --------------

                   Wells Fargo Advantage Master Portfolios 29


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
MOTION PICTURES: 0.97%
    225,838   TIME WARNER INCORPORATED                                                                     $    7,061,954
    380,808   WALT DISNEY COMPANY                                                                              13,294,007
                                                                                                               20,355,961
                                                                                                           --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.87%
     61,438   FEDEX CORPORATION                                                                                 5,738,309
    194,938   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                       12,555,957
                                                                                                               18,294,266
                                                                                                           --------------
NETWORKING: 1.68%
     84,657   BROADCOM CORPORATION CLASS A                                                                      2,808,919
  1,124,183   CISCO SYSTEMS INCORPORATED+                                                                      29,262,483
    103,165   JUNIPER NETWORKS INCORPORATED+                                                                    3,165,102
                                                                                                               35,236,504
                                                                                                           --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.44%
    234,967   AMERICAN EXPRESS COMPANY                                                                          9,694,738
     89,393   CAPITAL ONE FINANCIAL CORPORATION                                                                 3,701,764
    106,733   DISCOVER FINANCIAL SERVICES                                                                       1,590,322
     18,949   MASTERCARD INCORPORATED                                                                           4,813,046
     72,900   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                            1,140,156
     95,208   SLM CORPORATION+                                                                                  1,192,004
     87,645   VISA INCORPORATED CLASS A                                                                         7,978,324
                                                                                                               30,110,354
                                                                                                           --------------
OFFICE EQUIPMENT: 0.12%
    265,441   XEROX CORPORATION                                                                                 2,588,050
                                                                                                           --------------
OIL & GAS EXTRACTION: 3.52%
     96,710   ANADARKO PETROLEUM CORPORATION                                                                    7,043,389
     66,078   APACHE CORPORATION                                                                                6,706,917
     57,624   BJ SERVICES COMPANY                                                                               1,233,154
     20,351   CABOT OIL & GAS CORPORATION                                                                         748,917
    127,987   CHESAPEAKE ENERGY CORPORATION                                                                     3,025,613
     77,642   DENBURY RESOURCES INCORPORATED+                                                                   1,309,821
     87,725   DEVON ENERGY CORPORATION                                                                          5,652,122
     13,646   DIAMOND OFFSHORE DRILLING INCORPORATED                                                            1,211,901
     49,591   EOG RESOURCES INCORPORATED                                                                        4,608,988
     28,241   EQT CORPORATION                                                                                   1,157,881
     55,892   NABORS INDUSTRIES LIMITED+                                                                        1,097,160
    159,421   OCCIDENTAL PETROLEUM CORPORATION                                                                 13,477,451
     22,687   PIONEER NATURAL RESOURCES COMPANY                                                                 1,277,732
     31,246   RANGE RESOURCES CORPORATION                                                                       1,464,500
     22,350   ROWAN COMPANIES INCORPORATED+                                                                       650,609
    234,940   SCHLUMBERGER LIMITED                                                                             14,909,292
     67,951   SOUTHWESTERN ENERGY COMPANY+                                                                      2,766,965
    114,535   XTO ENERGY INCORPORATED                                                                           5,403,761
                                                                                                               73,746,173
                                                                                                           --------------
OIL & OIL SERVICES: 0.29%
    177,707   HALLIBURTON COMPANY                                                                               5,354,312
     20,756   HELMERICH & PAYNE INCORPORATED                                                                      790,388
                                                                                                                6,144,700
                                                                                                           --------------

                   30 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
OIL FIELD EQUIPMENT & SERVICES: 0.16%
     82,159   NATIONAL OILWELL VARCO INCORPORATED                                                          $    3,334,012
                                                                                                           --------------
PAPER & ALLIED PRODUCTS: 0.20%
     21,403   BEMIS COMPANY INCORPORATED                                                                          614,694
     85,034   INTERNATIONAL PAPER COMPANY                                                                       2,092,687
     33,628   MEADWESTVACO CORPORATION                                                                            859,195
     25,983   PACTIV CORPORATION+                                                                                 654,252
                                                                                                                4,220,828
                                                                                                           --------------
PERSONAL SERVICES: 0.09%
     25,812   CINTAS CORPORATION                                                                                  725,059
     65,880   H&R BLOCK INCORPORATED                                                                            1,172,664
                                                                                                                1,897,723
                                                                                                           --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.75%
    394,324   CHEVRON CORPORATION                                                                              29,901,589
    291,928   CONOCOPHILLIPS                                                                                   14,937,956
    926,984   EXXON MOBIL CORPORATION                                                                          62,089,388
     57,181   HESS CORPORATION                                                                                  3,576,672
    138,995   MARATHON OIL CORPORATION                                                                          4,397,802
     37,528   MURPHY OIL CORPORATION                                                                            2,108,698
     22,961   SUNOCO INCORPORATED                                                                                 682,171
     27,600   TESORO PETROLEUM CORPORATION                                                                        383,640
    110,895   VALERO ENERGY CORPORATION                                                                         2,184,632
                                                                                                              120,262,548
                                                                                                           --------------
PHARMACEUTICALS: 5.84%
    304,849   ABBOTT LABORATORIES                                                                              16,059,445
    336,558   BRISTOL-MYERS SQUIBB COMPANY                                                                      8,986,099
    199,241   ELI LILLY & COMPANY                                                                               7,216,509
     59,368   FOREST LABORATORIES INCORPORATED+                                                                 1,861,780
    540,319   JOHNSON & JOHNSON                                                                                35,228,799
     48,785   KING PHARMACEUTICALS INCORPORATED+                                                                  573,712
    611,667   MERCK & COMPANY INCORPORATED                                                                     22,845,762
     60,213   MYLAN LABORATORIES INCORPORATED+<<                                                                1,367,437
  1,584,553   PFIZER INCORPORATED                                                                              27,175,084
     20,924   WATSON PHARMACEUTICALS INCORPORATED+                                                                873,995
                                                                                                              122,188,622
                                                                                                           --------------
PIPELINES: 0.13%
    114,584   THE WILLIAMS COMPANIES INCORPORATED                                                               2,646,890
                                                                                                           --------------
PRIMARY METAL INDUSTRIES: 0.61%
     21,571   AK STEEL HOLDING CORPORATION                                                                        493,113
    200,323   ALCOA INCORPORATED                                                                                2,852,600
     19,280   ALLEGHENY TECHNOLOGIES INCORPORATED                                                               1,040,927
     61,831   NUCOR CORPORATION                                                                                 2,805,891
     27,817   PRECISION CASTPARTS CORPORATION                                                                   3,524,692
     16,577   TITANIUM METALS CORPORATION+                                                                        275,012
     28,149   UNITED STATES STEEL CORPORATION<<                                                                 1,788,024
                                                                                                               12,780,259
                                                                                                           --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.23%
     46,603   GANNETT COMPANY INCORPORATED                                                                        769,882
     61,983   MCGRAW-HILL COMPANIES INCORPORATED                                                                2,209,694

                   Wells Fargo Advantage Master Portfolios 31


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
      7,208   MEREDITH CORPORATION                                                                         $      248,027
     22,842   NEW YORK TIMES COMPANY CLASS A+                                                                     254,231
     40,343   RR DONNELLEY & SONS COMPANY                                                                         861,323
      1,199   WASHINGTON POST COMPANY CLASS B                                                                     532,572
                                                                                                                4,875,729
                                                                                                           --------------
RAILROAD TRANSPORTATION: 0.73%
     76,580   CSX CORPORATION                                                                                   3,897,922
     72,578   NORFOLK SOUTHERN CORPORATION                                                                      4,056,384
     99,208   UNION PACIFIC CORPORATION                                                                         7,271,946
                                                                                                               15,226,252
                                                                                                           --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.14%
     23,000   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                   423,430
     27,284   BOSTON PROPERTIES INCORPORATED                                                                    2,058,305
     53,076   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                        841,255
     55,345   EQUITY RESIDENTIAL                                                                                2,166,757
     57,693   HCP INCORPORATED                                                                                  1,903,869
     24,284   HEALTH CARE REIT INCORPORATED                                                                     1,098,365
    128,247   HOST HOTELS & RESORTS INCORPORATED                                                                1,878,819
     79,625   KIMCO REALTY CORPORATION                                                                          1,245,335
     93,106   PROLOGIS                                                                                          1,228,999
     26,639   PUBLIC STORAGE INCORPORATED                                                                       2,450,522
     56,936   SIMON PROPERTY GROUP INCORPORATED                                                                 4,776,930
     30,767   VENTAS INCORPORATED                                                                               1,460,817
     30,954   VORNADO REALTY TRUST                                                                              2,343,218
                                                                                                               23,876,621
                                                                                                           --------------
RETAIL: 0.19%
     67,303   BEST BUY COMPANY INCORPORATED                                                                     2,863,070
     24,434   TIFFANY & COMPANY                                                                                 1,160,371
                                                                                                                4,023,441
                                                                                                           --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.06%
     31,206   SEALED AIR CORPORATION                                                                              657,822
     47,556   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                 601,108
                                                                                                                1,258,930
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.35%
     50,165   AMERIPRISE FINANCIAL INCORPORATED                                                                 2,275,484
    191,947   CHARLES SCHWAB CORPORATION                                                                        3,587,489
     13,085   CME GROUP INCORPORATED                                                                            4,136,299
    312,563   E*TRADE FINANCIAL CORPORATION+                                                                      515,729
     17,386   FEDERATED INVESTORS INCORPORATED CLASS B                                                            458,643
     29,126   FRANKLIN RESOURCES INCORPORATED                                                                   3,230,073
    103,325   GOLDMAN SACHS GROUP INCORPORATED                                                                 17,630,345
     14,452   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                           1,621,225
     84,187   INVESCO LIMITED                                                                                   1,844,537
     31,921   LEGG MASON INCORPORATED                                                                             915,175
    274,503   MORGAN STANLEY                                                                                    8,040,193
     29,059   NASDAQ STOCK MARKET INCORPORATED+                                                                   613,726
     51,245   NYSE EURONEXT INCORPORATED                                                                        1,517,364
     50,851   T. ROWE PRICE GROUP INCORPORATED                                                                  2,793,245
                                                                                                               49,179,527
                                                                                                           --------------

                   32 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.85%
    110,852   ADVANCED MICRO DEVICES INCORPORATED+                                                         $    1,027,598
    403,036   EMC CORPORATION+                                                                                  7,270,769
  1,084,593   INTEL CORPORATION                                                                                24,143,040
     36,173   MICROCHIP TECHNOLOGY INCORPORATED                                                                 1,018,632
    167,020   MICRON TECHNOLOGY INCORPORATED+                                                                   1,735,338
    108,950   NVIDIA CORPORATION+                                                                               1,893,551
     44,906   SANDISK CORPORATION+                                                                              1,555,095
                                                                                                               38,644,023
                                                                                                           --------------
SEMICONDUCTORS: 0.02%
     22,364   QLOGIC CORPORATION+                                                                                 453,989
                                                                                                           --------------
SOFTWARE: 3.69%
    102,906   ADOBE SYSTEMS INCORPORATED+                                                                       3,639,785
     35,856   BMC SOFTWARE INCORPORATED+                                                                        1,362,528
     64,133   ELECTRONIC ARTS INCORPORATED+                                                                     1,196,722
     61,635   INTUIT INCORPORATED+                                                                              2,116,546
     31,158   MCAFEE INCORPORATED+                                                                              1,250,371
  1,498,149   MICROSOFT CORPORATION                                                                            43,850,821
     68,382   NOVELL INCORPORATED+                                                                                409,608
    767,452   ORACLE CORPORATION                                                                               19,715,842
     37,051   RED HAT INCORPORATED+                                                                             1,084,483
    158,298   SYMANTEC CORPORATION+                                                                             2,678,402
                                                                                                               77,305,108
                                                                                                           --------------
TELECOMMUNICATIONS: 1.00%
     79,060   AMERICAN TOWER CORPORATION CLASS A+                                                               3,368,747
     61,323   FRONTIER COMMUNICATIONS CORPORATION                                                                 456,243
    454,115   MOTOROLA INCORPORATED+                                                                            3,187,887
    329,972   QUALCOMM INCORPORATED                                                                            13,855,524
                                                                                                               20,868,401
                                                                                                           --------------
TELECOMMUNICATIONS EQUIPMENT: 0.30%
    306,074   CORNING INCORPORATED                                                                              6,185,756
                                                                                                           --------------
TOBACCO PRODUCTS: 1.52%
    408,496   ALTRIA GROUP INCORPORATED                                                                         8,382,338
     30,395   LORILLARD INCORPORATED                                                                            2,286,920
    369,312   PHILIP MORRIS INTERNATIONAL                                                                      19,263,314
     33,188   REYNOLDS AMERICAN INCORPORATED                                                                    1,791,488
                                                                                                               31,724,060
                                                                                                           --------------
TRANSPORTATION BY AIR: 0.09%
    145,934   SOUTHWEST AIRLINES COMPANY                                                                        1,929,247
                                                                                                           --------------
TRANSPORTATION EQUIPMENT: 1.53%
     75,734   GENERAL DYNAMICS CORPORATION                                                                      5,846,665
     31,160   GENUINE PARTS COMPANY                                                                             1,316,198
     46,003   HARLEY-DAVIDSON INCORPORATED                                                                      1,291,304
     35,910   ITT CORPORATION                                                                                   1,925,135
     59,446   NORTHROP GRUMMAN CORPORATION                                                                      3,897,874
     71,506   PACCAR INCORPORATED                                                                               3,099,070
     53,526   TEXTRON INCORPORATED                                                                              1,136,357
    183,857   UNITED TECHNOLOGIES CORPORATION                                                                  13,533,714
                                                                                                               32,046,317
                                                                                                           --------------

                   Wells Fargo Advantage Master Portfolios 33


Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
  ------      ------------------------------------------------------------------------------------------   --------------
TRANSPORTATION SERVICES: 0.16%
     32,704   C.H. ROBINSON WORLDWIDE INCORPORATED                                                         $    1,826,518
     41,648   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                               1,537,644
                                                                                                                3,364,162
                                                                                                           --------------
TRAVEL & RECREATION: 0.21%
     85,217   CARNIVAL CORPORATION                                                                              3,313,237
     41,515   EXPEDIA INCORPORATED                                                                              1,036,214
                                                                                                                4,349,451
                                                                                                           --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.11%
     16,243   AIRGAS INCORPORATED                                                                               1,033,380
     21,341   BROWN-FORMAN CORPORATION CLASS B                                                                  1,268,722
                                                                                                                2,302,102
                                                                                                           --------------
WHOLESALE TRADE-DURABLE GOODS: 0.33%
     81,738   KIMBERLY-CLARK CORPORATION                                                                        5,139,684
     18,317   PATTERSON COMPANIES INCORPORATED                                                                    568,743
     12,087   W.W. GRAINGER INCORPORATED                                                                        1,306,846
                                                                                                                7,015,273
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $1,980,313,596)                                                                   2,073,801,292
                                                                                                           --------------

                                                                                   INTEREST    MATURITY
 PRINCIPAL                                                                           RATE        DATE
 ---------                                                                         --------   ----------
COLLATERAL FOR SECURITIES LENDING: 0.66%
COLLATERAL INVESTED IN OTHER ASSETS: 0.66%
$   379,141   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE
              $379,141)                                                              0.01%    04/01/2010          379,141
    113,532   CALCASIEU PARISH LA+/-SS                                               0.40     12/01/2027          113,532
    156,107   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS            0.38     06/01/2028          156,107
  3,127,873   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE-
              BACKED SECURITIES (MATURITY VALUE $3,127,875)                          0.02     04/01/2010        3,127,873
     75,144   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                              0.25     10/01/2038           75,144
    227,065   COOK COUNTY IL+/-SS                                                    0.25     11/01/2030          227,065
    284,342   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $284,342)                   0.03     04/01/2010          284,342
    436,532   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $436,532)                   0.01     04/01/2010          436,532
  5,638,299   GRYPHON FUNDING LIMITED(a)(i)                                          0.00     08/05/2010        2,317,341
     46,832   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                  0.33     11/01/2042           46,832
    141,915   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-SS                0.28     07/01/2029          141,915
     56,766   INDIANA MUNICIPAL POWER AGENCY+/-SS                                    0.30     01/01/2018           56,766
  1,895,678   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,895,679)                 0.01     04/01/2010        1,895,678
     85,149   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                                 0.30     04/15/2025           85,149
     56,766   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                               0.34     01/01/2018           56,766
    165,899   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                               0.33     01/01/2034          165,899
    255,448   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                      0.34     07/01/2032          255,448
     85,149   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                      0.32     12/15/2040           85,151
  7,192,773   VFNC CORPORATION+/-(a)(i)++                                            0.25     09/30/2010        3,884,097
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,677,512)                                                     13,790,778
                                                                                                           --------------

                   34 Wells Fargo Advantage Master Portfolios


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                          YIELD                      VALUE
   ------     ------------------------------------------------------------------   --------                --------------
SHORT-TERM INVESTMENTS: 0.78%
MUTUAL FUNDS: 0.68%
 14,251,491          WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)~(u)                 0.09%                 $   14,251,491
                                                                                                           --------------

                                                                                   INTEREST    MATURITY
 PRINCIPAL                                                                           RATE        DATE
 ---------                                                                         --------   ----------
US TREASURY BILLS: 0.10%
$   500,000   US TREASURY BILL###                                                    0.00     04/01/2010          500,000
  1,655,000   US TREASURY BILL###                                                    0.13     08/05/2010        1,654,073
                                                                                                                2,154,073
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,405,564)                                                                16,405,564
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,009,396,672)*                                                    100.54%                           2,103,997,634
OTHER ASSETS AND LIABILITIES, NET                                          (0.54)                             (11,332,974)
                                                                          ------                           --------------
TOTAL NET ASSETS                                                          100.00%                          $2,092,664,660
                                                                          ------                           --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(l)  Investment in an affiliate.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(##) Zero coupon security. Rate represents yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $2,054,486,886 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 378,107,231
Gross unrealized depreciation    (328,596,483)
                                -------------
Net unrealized appreciation     $  49,510,748

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 35


Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

ASSETS
   Investments
      In unaffiliated securities (including securities on loan) ..   $2,058,091,066
      In affiliated securities ...................................       45,906,568
                                                                     --------------
   Total investments at value (see cost below) ...................    2,103,997,634
                                                                     --------------
   Receivables for dividends .....................................        2,675,446
                                                                     --------------
Total Assets .....................................................    2,106,673,080
                                                                     --------------
LIABILITIES
   Variation margin payable on futures contracts .................           57,750
   Payable for investments purchased .............................          436,477
   Payable upon receipt of securities loaned .....................       13,336,663
   Payable to investment advisor and affiliates ..................          120,229
   Payable for custodian fee .....................................           20,949
   Accrued expenses and other liabilities ........................           36,352
                                                                     --------------
Total liabilities ................................................       14,008,420
                                                                     --------------
TOTAL NET ASSETS .................................................   $2,092,664,660
                                                                     ==============
Investments, at cost .............................................   $2,009,396,672
                                                                     --------------
Securities on loan, at value .....................................   $    9,619,845
                                                                     --------------

The accompanying notes are an integral part of these financial statements.

                   36 Wells Fargo Advantage Master Portfolios


   Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends .....................................................................   $ 19,978,246
   Interest ......................................................................          2,477
   Income from affiliated securities .............................................          9,216
   Securities lending income .....................................................        137,384
                                                                                     ------------
Total investment income ..........................................................     20,127,323
                                                                                     ------------
EXPENSES
   Advisory fees .................................................................        875,174
   Custody fees ..................................................................         68,468
   Professional fees .............................................................         23,660
   Other fees and expenses .......................................................         29,075
                                                                                     ------------
Total expenses ...................................................................        996,377
                                                                                     ------------
LESS
   Waived fees and/or reimbursed expenses ........................................         (7,064)
   Net expenses ..................................................................        989,313
                                                                                     ------------
Net investment income (loss) .....................................................     19,138,010
                                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency translation ..     14,987,315
   Affiliated securities .........................................................         25,601
   Futures transactions ..........................................................      3,085,831
                                                                                     ------------
Net realized gain (loss) from investments ........................................     18,098,747
                                                                                     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency translation ..    181,377,738
   Affiliated securities .........................................................      3,102,890
   Futures transactions ..........................................................        101,911
                                                                                     ------------
Net change in unrealized appreciation (depreciation) of investments ..............    184,582,539
                                                                                     ------------
Net realized and unrealized gain on investments ..................................    202,681,286
                                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................   $221,819,296
                                                                                     ============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 37


Statements of Changes in Net Assets

                                                                                      For the
                                                                                    Six Months         For the
                                                                                       Ended         Year Ended
                                                                                  March 31, 2010    September 30,
                                                                                    (Unaudited)         2009
                                                                                  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................   $1,966,584,375   $2,237,608,527
OPERATIONS
   Net investment income ......................................................       19,138,010       43,817,844
   Net realized gain (loss) on investments ....................................       18,098,747       (1,206,803)
   Net change in unrealized appreciation (depreciation) of investments ........      184,582,539     (221,743,261)
                                                                                  --------------   --------------
Net increase (decrease) in net assets resulting from operations ...............      221,819,296     (179,132,220)
                                                                                  --------------   --------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................      190,855,626      168,953,827
   Withdrawals ................................................................     (286,594,637)    (260,845,759)
                                                                                  --------------   --------------
Net increase (decrease) from transactions in investors' beneficial interests ..      (95,739,011)     (91,891,932)
                                                                                  --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................      126,080,285     (271,024,152)
                                                                                  ==============   ==============
ENDING NET ASSETS .............................................................   $2,092,664,660   $1,966,584,375
                                                                                  ==============   ==============

The accompanying notes are an integral part of these financial statements.

                   38 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                                 Ratio to
                                                      Average Net Assets (Annualized)
                                                   ------------------------------------               Portfolio
                                                   Net Investment     Gross       Net       Total      Turnover
                                                    Income (Loss)   Expenses   Expenses   Return(1)    Rate(2)
                                                   --------------   --------   --------   ---------   ---------
INDEX PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited) ..        1.94%         0.10%      0.10%      11.50%       10%
October 1, 2008 to September 30, 2009 ..........        2.61%         0.12%      0.10%      (7.00)%      10%
October 1, 2007 to September 30, 2008 ..........        2.07%         0.11%      0.11%     (22.28)%       5%
October 1, 2006 to September 30, 2007 ..........        1.86%         0.11%      0.10%      16.35%        8%
October 1, 2005 to September 30, 2006 ..........        1.86%         0.11%      0.11%      10.70%        9%
October 1, 2004 to September 30, 2005 ..........        2.08%         0.12%      0.04%      12.23%        8%

----------
1. Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2. Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 39


Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage Index Portfolio ("the Fund").

Interests in the Fund are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned

                   40 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Fund, subject to the overall supervision of the Fund's investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six months ended March 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2010, the Fund owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Fund's securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

Restructured SIVs ($ Value)   % of Net Assets
---------------------------   ---------------
         $6,201,438                0.30%

                   Wells Fargo Advantage Master Portfolios 41


Notes to Financial Statements (Unaudited)

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Fund's lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Fund's ratable exposure to the defaulted or impaired SIVs, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL AND OTHER TAXES

The Fund of the Trust is treated as a separate entity for federal income tax purposes. The Fund of the Trust is not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends and gains have been distributed by the Fund.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

                   42 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments in securities:

                                                              Significant Other    Significant Other
                                              Quoted Price    Observable Inputs   Unobservable Inputs
INVESTMENT IN SECURITIES                        (Level 1)         (Level 2)            (Level 3)             Total
------------------------                     --------------   -----------------   -------------------   --------------
Equity securities
   COMMON STOCKS                             $2,073,801,292       $        0           $        0       $2,073,801,292
Corporate debt securities                                 0                0            6,201,438            6,201,438
Debt securities issued by states in
   the U.S. and its political subdivisions                0        1,465,774                    0            1,465,774
Short-term investments                           16,405,564        6,123,566                    0           22,529,130
                                             --------------       ----------           ----------       --------------
TOTAL                                        $2,090,206,856       $7,589,340           $6,201,438       $2,103,997,634
                                             --------------       ----------           ----------       --------------

Further details on the major security types listed above for the Fund can be found in the Portfolio of Investments.

As of March 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                              Significant Other    Significant Other
                              Quoted Price    Observable Inputs   Unobservable Inputs
OTHER FINANCIAL INSTRUMENTS     (Level 1)         (Level 2)            (Level 3)          Total
---------------------------   ------------    -----------------   -------------------   --------
Futures contracts               $601,925              $0                   $0           $601,925

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                    Index
                                                                  Portfolio
                                                               ---------------
                                                                  CORPORATE
                                                               DEBT SECURITIES
                                                               ---------------
   BALANCE AS OF SEPTEMBER 30, 2009                              $ 5,395,372
      Realized gain (loss)                                        (5,528,046)
      Change in unrealized appreciation (depreciation)             6,688,638
      Net purchases (sales)                                         (354,526)
      Net transfer in (out) of Level 3                                     0
   BALANCE AS OF MARCH 31, 2010                                  $ 6,201,438
Change in unrealized appreciation (depreciation) relating to
   securities held at the end of reporting period                $ 1,113,265

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increases. For the six months ended March 31, 2010, the Fund paid an advisory fee at an annual rate equivalent to 0.09% of its average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser.

                   Wells Fargo Advantage Master Portfolios 43


Notes to Financial Statements (Unaudited)

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended March 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

CUSTODY FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Fund. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Fund. For providing fund accounting services to the Fund, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to November 16, 2009, Wells Fargo Bank, N.A. provided custody services to the Fund and received a monthly fee at an annual rate of 0.02% of the average daily net assets of the Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Fund prior to November 16, 2009 and received an annual asset-based fee and an annual fixed fee from the Fund. PNC was also reimbursed for all out-of pocket expenses reasonably incurred in providing these services.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended March 31, 2010, were as follows:

Purchases at Cost   Sales Proceeds
-----------------   --------------
   $198,902,928      $282,307,063

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2010, the Fund entered into futures contracts for hedging purposes. At March 31, 2010, the Fund had long futures contracts outstanding as follows:

                                                Initial     Net Unrealized
                                                Contract     Appreciation/
Expiration Date   Contracts        Type          Amount     (Depreciation)
---------------   ---------   -------------   -----------   --------------
   June 2010       55 Long    S&P 500 Index   $15,419,575      $601,925

The Fund had an average contract amount of $19,901,492 in futures contracts during the six months ended March 31, 2010.

On the Statement of Assets and Liabilities the payable for daily variation margin on open futures contracts only represents the current day's variation margin. The realized gains and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

                       44 Wells Fargo Advantage Index Fund


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age            Length of Service(2)             Principal Occupations During Past Five Years           Other Directorships
------------         -------------------------   ------------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser.     None
67                   Chairman, since 2005        Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of BellSouth         CIGNA Corporation;
57                   Trustee, since 2008         Advertising and Publishing Corp from 2005 to 2007, President   Deluxe Corporation
                                                 and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University Foundation
                                                 Board of Governors and a member of the Advisory Board of
                                                 Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief      None
60                                               Investment Officer of Minneapolis Employees Retirement Fund
                                                 from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at the Graduate     None
59                   Trustee, since 2008         School of Business, Stanford University, Director of
                                                 Corporate Governance Research Program and Co-Director of The
                                                 Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
                                                 Business, Stanford University. Prior thereto, Ernst & Young
                                                 Professor of Accounting at The Wharton School, University of
                                                 Pennsylvania from 1985 to 2005.

                       Wells Fargo Advantage Index Fund 45


Other Information (Unaudited)

                         Position Held and
Name and Age            Length of Service(2)             Principal Occupations During Past Five Years           Other Directorships
------------         -------------------------   ------------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,    None
57                                               University of Pennsylvania. Director of the Boettner Center
                                                 on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                                 associate, National Bureau of Economic Research.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative             None
58                                               Foundation, a non-profit organization, since 2007 and Senior
                                                 Fellow at the Humphrey Institute Policy Forum at the
                                                 University of Minnesota since 1995. Member of the Board of
                                                 Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General        None
69                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

OFFICERS

                         Position Held and
Name and Age            Length of Service(2)             Principal Occupations During Past Five Years           Other Directorships
------------         -------------------------   ------------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and         None
50                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds       None
49                   Chief Legal Counsel,        Management, LLC since 2001. Vice President and Managing
                     since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment Management       None
39                                               Company, LLC since 2006 and currently the Treasurer of the
                                                 Evergreen Funds since 2005. Vice President and Assistant
                                                 Vice President of Evergreen Investment Services, Inc. from
                                                 1999 to 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment Management Company,     None
34                   since 2009                  LLC since 2008. Assistant Vice President of Evergreen
                                                 Investment Services, Inc. from 2004 to 2008. Manager of Fund
                                                 Reporting and Control for Evergreen Investment Management
                                                 Company, LLC since 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment Management       None
36                   since 2009                  Company, LLC since 2008. Vice President, Evergreen
                                                 Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                                 President, Evergreen Investment Services, Inc. from 2000 to
                                                 2004 and the head of the Fund Reporting and Control Team
                                                 within Fund Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,      None
45                   since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                 Investments from 2005 to 2007. Chief Financial Officer of
                                                 Parnassus Investments from 2004 to 2007 and Senior Audit
                                                 Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                       46 Wells Fargo Advantage Index Fund


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS: INDEX FUND, INDEX PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that each Board of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust ("Master Trust") (collectively, the "Trusts"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Funds Trust Board reviewed and re-approved an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Index Fund (the "Index Fund"). The Master Trust Board reviewed and re-approved: (i) an investment advisory agreement with Funds Management for the Index Portfolio (the "Index Portfolio"); and (ii) investment sub-advisory agreements with Wells Capital Management Incorporated ("Wells Capital Management") for the Index Portfolio. The Index Fund and the Index Portfolio are, collectively, the "Funds." The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the meeting held on March 25-26, 2010, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Because the Index Fund is a gateway feeder fund that invests all of its assets in the Index Portfolio, which has a substantially similar investment objective and substantially similar investment strategies as the Index Fund, information provided to the Boards regarding the Index Fund is also applicable to the Index Portfolio.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Boards concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for the Index Fund over various time periods ended December 31, 2009. With respect to the Index Fund, the Funds Trust Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Index Fund, and in comparison to the Index Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Funds Trust Board received a description of the methodology

                       Wells Fargo Advantage Index Fund 47


Other Information (Unaudited)

used by Lipper to select the mutual funds in the Universe. The Funds Trust Board noted that the Fund's performance was in range of or higher than the median performance of the Universe for all time periods under review.

With respect to the Index Portfolio, the Master Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Master Trust Board also took note of the performance of the Index Portfolio in the context of reviewing the performance of the Fund.

The Funds Trust Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (the "Expense Group") that was determined by Lipper to be similar to the Index Fund. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Funds Trust Board noted that the net operating expense ratios of the Index Fund was in range of or lower than the Expense Group's median net operating expense ratio.

With respect to the Index Portfolio, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) and the rates payable pursuant to a custody agreement, in each case relative to an Expense Group.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Index Fund to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in the Fund's Expense Group median. The Funds Trust Board noted that, except for the Investor Class, the Advisory Agreement Rates for the Index Fund were in range of, equal to or not appreciably higher than the median rate of the Fund's Expense Group. The Funds Trust Board also noted that the Net Advisory Rates for the Index Fund was equal to or not appreciably higher than the median rate of the Fund's Expense Group. With respect to the Fund, the Funds Trust Board concluded that the Advisory Agreement Rate, both with and without administration fee rates and before and after waivers), were acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Master Trust Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in the Index Portfolio's Expense Group. The Master Trust Board noted that the Index Portfolio's Advisory Agreement Rate was lower than the Expense Group median.

The Master Trust Board concluded that the Advisory Agreement Rates were acceptable in light of the Index Portfolio's Expense Group information and the services covered by the Advisory Agreements.

Both the Funds Trust Board and the Master Trust Board reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

                      48 Wells Fargo Advantage Index Fund


                                                   Other Information (Unaudited)

PROFITABILITY

The Boards received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Boards did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the March 2010 Board meeting. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and fee waivers and expense reimbursement arrangements applicable to the Funds.

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trusts, and those offered by Wells Capital Management to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within an acceptable range of the fee rates offered to similarly situated series of the Trusts by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and Wells Capital Management as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Index Fund and Index Portfolio and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund and Index Portfolio (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Boards have reviewed information about the policies of the Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards have reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Fund's shares, including the multiple channels through which the Fund's shares are offered and sold. The Boards noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess information about the quality of the services that the Index Fund and Index Portfolio receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

                       Wells Fargo Advantage Index Fund 49


Other Information (Unaudited)

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Fund and Index Portfolio and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

               50 Wells Fargo Advantage International Stock Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                                 (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2010 Wells Fargo   www.wellsfargo.com/advantagefunds           122813 05-10
Funds Management,                                           SEGFNLD/SAR112 03-10
LLC. All rights
reserved.

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Semi-Annual Report
March 31, 2010

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

-    WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

-    WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND
     (FORMERLY NAMED WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND)

-    WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

-    WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................    2
PERFORMANCE HIGHLIGHTS
Asia Pacific Fund ........................................................    6
Diversified International Fund ...........................................    8
Emerging Markets Equity Fund .............................................   10
International Core Fund ..................................................   12
FUND EXPENSES ............................................................   14
PORTFOLIO OF INVESTMENTS
Asia Pacific Fund ........................................................   16
Diversified International Fund ...........................................   20
Emerging Markets Equity Fund .............................................   29
International Core Fund ..................................................   34
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   40
Statements of Operations .................................................   42
Statements of Changes in Net Assets ......................................   44
Financial Highlights .....................................................   48
NOTES TO FINANCIAL STATEMENTS ............................................   54
OTHER INFORMATION ........................................................   63
LIST OF ABBREVIATIONS ....................................................   68

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978   ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
       PORTFOLIO MANAGEMENT.

1985   ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
       "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY
       MODELS INDICATE WILL PERFORM BETTER.

1994   INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
       OVER SPECIFIC TIME HORIZONS.

1997   WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF
       FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999   REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO
       THE WELLS FARGO FUNDS(R).

2003   EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
       MONTGOMERY ASSET MANAGEMENT, LLC.

2004   ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING
       THE COOKE & BIELER VALUE FUNDS.

2005   WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO
       ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 100 FUNDS AND PLACING IT
       AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006   ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
       WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO
       REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE
       FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

----------
FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2010.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified International Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT Index Asset Allocation Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                2 Wells Fargo Advantage International Stock Funds


                                                          Letter to Shareholders

[PHOTO OF KARLA M. RABUSCH]
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE COORDINATED EFFORTS OF THE DEVELOPED MARKETS' CENTRAL BANKS WERE EFFECTIVE IN RESTORING ORDER TO THE CAPITAL MARKETS, AND THE STIMULUS PACKAGES PROVIDED A SIGNIFICANT UNDERPINNING TO ECONOMIES, HELPING TO RESTORE THEM TO GROWTH.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage International Stock Funds for the six-month period that ended March 31, 2010. Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. After a prolonged period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the first half of the reporting period. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period well above where they began, and apparently on more stable footing.

GOVERNMENT POLICIES WORLDWIDE PROVED SUCCESSFUL IN WARDING OFF THE WORST
EFFECTS.

The worldwide credit crisis elicited strong and swift responses from governments around the world, many of which kept interest rates extraordinarily low and enacted wide-ranging stimulus programs. The coordinated efforts of the developed markets' central banks were effective in restoring order to the capital markets, and the stimulus packages provided a significant underpinning to economies, helping to restore them to growth. In response, stock markets rebounded dramatically from their March 2009 lows and continued the rally through March 2010.

The recovery had many contributing factors. First, the unprecedented stimulus efforts on behalf of governments around the world staved off the worst of the possible effects. The sheer amount of China's stimulus, for example, was enough to at least counter the severe drop-off in export demand that threatened its export-oriented economy. Second, economic data--such as improvements to Gross Domestic Product--showed a clear contrast between developed and emerging countries. Many emerging countries either weren't as affected by the same problems as the U.S. economy or, if they were, the difficulties were more manageable. With lower levels of consumer debt and less speculative housing markets, economies and stock markets in China, India, and Singapore recovered quickly and significantly. Finally, there was a real fear that the financial system would suffer a complete collapse, which would have affected perfectly healthy companies, since routine short-term credit would have disappeared. But the worst failed to happen; the financial markets continued to function, and a significant burden was taken off the world economies.

CONCERNS SHIFTED FROM CORPORATE TO SOVEREIGN DEBT.

In the midst of the rally, developments in the sovereign debt sector threatened to bring it to a halt, as the credit crisis spread to sovereign countries during the reporting period. In the United States and parts of Europe and Asia, governments were able to bail out companies that overextended themselves, providing a necessary financial backdrop that staved off default and, even worse, financial collapse. A few countries, however, found themselves overextended, and questions surfaced regarding their solvency. The government of Dubai was rescued by a $10 billion infusion from Abu Dhabi, while speculation attended every bond offering from Greece. Ireland, Spain, and even Great Britain showed signs of financial stress, with investors concerned over whether the countries

                Wells Fargo Advantage International Stock Funds 3


Letter to Shareholders

would be able to repay their debts. Beyond solvency, the question was what effects this sovereign debt overhang would have on future growth, given that economic recovery in other parts of the world was strongly dependent on continued government backing. While the overall amount of potentially affected debt is small, it does show that investors are becoming concerned about the potential shortfall between government spending and tax receipts.

AFTER A SETBACK IN JANUARY, THE RECOVERY RESUMED IN FEBRUARY AND MARCH.

In spite of the sovereign debt troubles that surfaced in the fourth quarter of 2009, the markets still continued the general upward swing that began with the rally in March 2009. That rally was partially spurred on by the promise of continued government support of world economies in a time of crisis. With the crisis largely over by the end of 2009, the question became whether economies could achieve a sustainable growth rate in the absence of government stimulus. This question was made all the more tangible by China's withdrawal of several stimulus measures in the first quarter, especially in its automobile and housing markets. The markets reacted negatively to the prospect of China tightening up on its potentially overheating economy. Combined with problems in the sovereign debt market and weakened currencies, especially the euro, stock markets fell throughout January, with the MSCI EAFE Index falling more than 8% by the first week of February 2010.

After a brief retrenchment in January, the markets righted themselves and regained lost ground. Investors became more optimistic on expectations of corporate earnings growth and improving economic indicators. Increased mergers-and-acquisitions activity during the first quarter of 2010 also spoke to a growing optimism at the corporate level, as well as the recovery of financing for complex deals. Meanwhile, Japan, which has long suffered from lackluster growth, was a bright spot during the quarter and may be on its way to a self-sustaining recovery, as investors gravitated toward its perceived safety and relatively inexpensive stock-price valuations of Japanese companies. The emerging markets countries continued their strong performance since the market rally began in 2009.

CONFIDENCE IS GROWING, BUT UNEMPLOYMENT REMAINS A CONCERN.

The market recovery was welcomed news, but questions remain about whether the recovery will continue if unemployment remains high and if governments withdraw their fiscal and monetary stimulus programs. Unemployment is still stubbornly high in the United States and the euro area, at 9.7% and 10%, respectively, putting burdens on consumers and governments. Additionally, some economies--especially the more overheated Asian economies of China and India--are showing signs of increasing inflation. At some point, the government stimulus programs supporting world economies will need to be withdrawn or at least scaled back, which will be a test of whether the year-long recovery has reached sustainable footing. A second test will be whether corporate earnings growth, if it comes, will be fueled by revenue growth or by additional cost cutting. Since companies cut expenses as much as they were able last year, there is not much in budgets left to cut. Finally, Europe remains a concern, and the future of the region as a common economic zone unified by a single currency could be tested by potential sovereign-debt defaults of member countries.

                4 Wells Fargo Advantage International Stock Funds


                                                          Letter to Shareholders

WHILE INVESTORS, AS ALWAYS, SHOULD EXPECT PERIODS OF VOLATILITY AND POSSIBLE MARKET SETBACKS, THE REPORTING PERIOD SEEMED TO END ON A SURER FOOTING THAN WHEN IT BEGAN, WITH A GROWING OPTIMI(SM) THAT THE GLOBAL RECOVERY WILL SOON BE SELF-SUSTAINING.

Balancing that, most economies have emerged from recession, consumers are beginning to spend, business lending is resuming, monthly job losses are expected to turn into monthly job gains, and inflation is still negligible, at least in developed countries. While investors, as always, should expect periods of volatility and possible market setbacks, the reporting period seemed to end on a surer footing than when it began, with a growing optimism that the global recovery will soon be self-sustaining.

A BROADLY DIVERSIFIED PORTFOLIO GIVES EXPOSURE TO MANY AREAS OF POTENTIAL RECOVERY.

Periods of volatility can present challenges as well as opportunities, and experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. WELLS FARGO ADVANTAGE FUNDS provide investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. In a potential upturn, diversification also gives investors exposure to many areas of economic recovery. Our diverse family of mutual funds may also help. We offer more than 100 mutual funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                6 Wells Fargo Advantage International Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Anthony L. T. Cragg

FUND INCEPTION

December 31, 1993

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Matsushita Electric Industrial Company Limited   2.70%
Samsung Electronics Company Limited              2.68%
Mitsubishi Corporation                           2.59%
BHP Billiton Limited                             2.29%
Daiwa Securities Group Incorporated              2.28%
Inpex Holdings Incorporated                      1.81%
Shun Tak Holdings Limited                        1.58%
Zhaojin Mining Industry Company Limited          1.56%
Santos Limited                                   1.55%
China Petroleum & Chemical Corporation           1.52%

COUNTRY ALLOCATION(2)
(AS OF MARCH 31, 2010)

                                  (PIE CHART)

United Kingdom      (1%)
Pagua New Guinea    (1%)
Indonesia           (1%)
Japan              (18%)
Singapore          (14%)
Hong Kong          (11%)
South Korea        (11%)
China              (10%)
Australia           (9%)
Taiwan              (6%)
India               (6%)
Thailand            (3%)
Malaysia            (3%)
Philippines         (3%)
Bermuda             (2%)
Mongolia            (1%)

----------
(1.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(2.) Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                Wells Fargo Advantage International Stock Funds 7


Performance Highlights

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                        Including Sales Charge                Excluding Sales Charge            Expense Ratio
                                ------------------------------------   ------------------------------------   -----------------
                                6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
                                --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (WFAAX)                   0.11      45.28    5.54      2.63      6.24      54.12    6.80     3.24       2.05%     1.60%
Class C (WFCAX)                   4.90      51.76    5.98      2.59      5.90      52.76    5.98     2.59       2.80%     2.35%
Investor Class (SASPX)                                                   6.28      53.75    6.74     3.22       2.15%     1.65%
MSCI AC Asia Pacific Index(6)                                            6.95      57.95    6.73     1.62

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to regional risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Class A and Class C incepted on July 31, 2007. Performance shown for the
     Class A and Class C prior to inception reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Class A and lower than those of the Class C. Investor Class incepted on December 31, 1993. Performance shown prior to April 11, 2005, for the Investor Class reflects the performance of the Investor Class of the Strong Asia Pacific Fund.

(4.) Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

(5.) The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Morgan Stanley Capital International All Country Asia Pacific ("MSCI AC
     Asia Pacific") Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. You cannot invest directly in an index.

                8 Wells Fargo Advantage International Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND(1)

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Artisan Partners Limited Partnership Evergreen Investment Management Company,
LLC

LSV Asset Management

PORTFOLIO MANAGERS

Francis Claro, CFA
Josef Lakonishok
Puneet Mansharamani, CFA
Menno Vermeulen, CFA
Mark L. Yockey, CFA

FUND INCEPTION

September 24, 1997

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF MARCH 31, 2010)

ASML Holding NV                                 1.94%
Nestle SA                                       1.57%
Muenchener Rueckversicherungs-Gesellschaft AG   1.48%
Novartis AG                                     1.46%
BP plc                                          1.30%
Daimler AG                                      1.26%
BNP Paribas SA                                  1.24%
Bayer AG                                        1.12%
Roche Holdings AG                               1.11%
HSBC Holdings plc                               1.01%

COUNTRY ALLOCATION(3)
(AS OF MARCH 31, 2010)

                                  (PIE CHART)

Australia             (3%)
Continental Europe   (49%)
Eastern Asia          (9%)
Canada                (3%)
Scandinavia           (3%)
Latin America         (1%)
Japan                (15%)
United States         (1%)
United Kingdom       (16%)

----------
(1.) Prior to March 1, 2010, the WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL
     FUND was named WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND.

(2.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(3.) Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                Wells Fargo Advantage International Stock Funds 9


Performance Highlights

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF MARCH 31, 2010)

                                      Including Sales Charge                  Excluding Sales Charge           Expense Ratio
                              -------------------------------------   ------------------------------------   ----------------
                              6 Month*    1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
                              --------   -------   ------   -------   --------   ------   ------   -------   --------   -----
Class A (SILAX)                (3.34)     42.20     0.48     (2.76)     2.59      50.90    1.68     (2.18)     1.76%    1.41%
Class B (SILBX)**              (2.77)     44.89     0.54     (2.72)     2.23      49.89    0.93     (2.72)     2.51%    2.16%
Class C (WFECX)                 1.40      49.01     0.96     (2.92)     2.40      50.01    0.96     (2.92)     2.51%    2.16%
Administrator Class (WFIEX)                                             2.60      51.06    1.89     (1.98)     1.58%    1.25%
Institutional Class (WFISX)                                             2.76      51.53    2.06     (1.90)     1.31%    0.99%
Investor Class (WIEVX)                                                  2.68      50.87    1.69     (2.69)     1.87%    1.46%
MSCI EAFE Index(7)                                                      3.06      54.44    3.75      1.27

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(4.) Class A and Class B incepted on September 24, 1997. Class C incepted on
     April 1, 1998. Administrator Class incepted on November 8, 1999. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Institutional Class incepted on August 31, 2006. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class, and includes expenses that are not applicable to and are higher than those of the Institutional Class. Investor Class incepted on July 18, 2008. Performance shown prior to the inception of the Investor Class reflect the performance of the Class A, and includes sales charges and expenses that are not applicable to and are higher than those of the Investor Class. Evergreen Investment Management Company, LLC replaced New Star Institutional Managers Limited as a sub-adviser for the Fund effective March 2, 2009. Accordingly, performance figures do not reflect the principal investment strategies or performance of Evergreen Investment Management, LLC on the portion of Fund assets for which it acts as sub-adviser and for the period prior to which it acted as sub-adviser for the Fund.

(5.) Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

(6.) The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(7.) The Morgan Stanley Capital International Europe, Australasia and Far East
     ("MSCI EAFE")(SM) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

               10 Wells Fargo Advantage International Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Anthony L.T. Cragg
Alison Shimada

FUND INCEPTION

December 31, 1997

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Vale SA Depository Receipt                           2.72%
Petroleo Brasileiro SA ADR Class A                   2.32%
Samsung Electronics Company Limited                  2.06%
Banco Itau Holding Financeira SA                     1.99%
Taiwan Semiconductor Manufacturing Company Limited   1.74%
China Petroleum & Chemical Corporation               1.71%
China Mobile Limited                                 1.68%
Gazprom ADR                                          1.58%
BHP Billiton Limited                                 1.55%
Petroleo Brasileiro SA ADR                           1.53%

COUNTRY ALLOCATION(2)
(AS OF MARCH 31, 2010)

                                   (PIE CHART)

India                          (4%)
Eastern Asia                  (48%)
Australia                      (2%)
Continental Europe             (4%)
Central Asia                   (1%)
Latin America and Caribbean   (25%)
Middle East/Africa             (9%)
Russia                         (7%)

----------
(1.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(2.) Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

               Wells Fargo Advantage International Stock Funds 11


Performance Highlights

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                         Including Sales Charge                 Excluding Sales Charge           Expense Ratio
                                 ------------------------------------   ------------------------------------   -----------------
                                 6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
                                 --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (MFFAX)                    1.13      57.39    10.19     7.54       7.30     67.00    11.50     8.18      2.11%     1.90%
Class B (MFFBX)**                  1.91      60.70    10.40     7.82       6.91     65.70    10.67     7.82      2.86%     2.65%
Class C (MFFCX)                    5.94      64.79    10.66     7.33       6.94     65.79    10.66     7.33      2.86%     2.65%
Administrator Class (MNEFX)                                                7.48     67.48    11.83     8.48      1.93%     1.60%
MSCI Emerging Markets Index(6)                                            11.16     81.08    15.65     9.78

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to regional risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Class A, Class B, and Class C incepted on October 31, 2001. Performance shown prior to the inception of the Class A, Class B and Class C reflects the performance of the Administrator Class, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. The Administrator Class incepted on December 31, 1997. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

(4.) Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

(5.) The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Morgan Stanley Capital International Emerging Markets (MSCI Emerging
     Markets) Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently comprised of 25 emerging market country indices. You cannot invest directly in an index.

               12 Wells Fargo Advantage International Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Evergreen Investment Management Company, LLC

PORTFOLIO MANAGER

Francis Claro, CFA

FUND INCEPTION

September 28, 2001

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF MARCH 31, 2010)

Sumitomo Heavy Industries Limited    2.41%
Isuzu Motors Limited                 2.24%
Swatch Group AG Class B              2.03%
Randstad Holdings NV                 1.94%
Nestle SA                            1.82%
Fresenius AG                         1.70%
BHP Billiton plc                     1.69%
Canadian Natural Resources Limited   1.67%
HSBC Holdings plc                    1.67%
Sina Corporation                     1.61%

COUNTRY ALLOCATION(2)
(AS OF MARCH 31, 2010)

                                   (PIE CHART)

Australia             (4%)
Continental Europe   (41%)
Eastern Asia          (7%)
Scandinavia           (2%)
Canada                (7%)
Japan                (17%)
Russia                (1%)
Latin America         (1%)
United States         (1%)
United Kingdom       (19%)

(1.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(2.) Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

               Wells Fargo Advantage International Stock Funds 13


Performance Highlights

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF MARCH 31, 2010)

                                     Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                             --------------------------------------  --------------------------------------  ----------------
                             6 Month*  1 Year  5 Year  Life of Fund  6 Month*  1 Year  5 Year  Life of Fund  Gross(4)  Net(5)
                             --------  ------  ------  ------------  --------  ------  ------  ------------  --------  ------
Class A (WFIAX)               (1.00)    31.91  (2.06)      2.62        5.08     39.91  (0.89)      3.33        5.76%    1.50%
Class B (WFIBX)**             (0.30)    33.89  (2.07)      3.00        4.70     38.89  (1.64)      3.00        6.43%    2.25%
Class C (WFICX)                3.77     37.99  (1.58)      2.91        4.77     38.99  (1.58)      2.91        6.41%    2.25%
Administrator Class (WFIDX)                                            5.30     40.31  (0.66)      3.48        4.29%    1.25%
MSCI EAFE Index(6)                                                     3.06     54.44   3.75       7.14

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Class A, Class B and Class C incepted on September 28, 2001. Administrator
     Class incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class reflects the performance of the Class A, and includes expenses that are not applicable to and are higher than those of the Administrator Class, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

     Evergreen Investment Management Company, LLC replaced New Star Institutional Managers Limited ("New Star") as the sub-adviser for the Fund effective March 2, 2009. Prior to that date, New Star served as a sub-adviser for the Fund since December 31, 2004. The Fund's investment objective, principal investments and non-fundamental and fundamental investment policies have continued to remain the same since April 8, 2005. However, the principal investment strategies and the principal investment risks of the Fund changed simultaneously with the change in sub-adviser. Accordingly, performance figures do not reflect the principal investment strategies or performance of Evergreen Investment Management, LLC for the period prior to which it acted as sub-adviser for the Fund.

(4.) Reflects the gross expense ratio as stated in the February 1, 2010 prospectus.

(5.) The investment adviser has contractually committed through January 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Morgan Stanley Capital International Europe, Australasia and Far East
     ("MSCI EAFE") Index(SM) an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

               14 Wells Fargo Advantage International Stock Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                10-01-2009      03-31-2010     Period(1)    Expense Ratio
                                              -------------   -------------   -----------   -------------
ASIA PACIFIC FUND
CLASS A
   Actual                                       $1,000.00       $1,062.40        $ 8.23         1.60%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.95        $ 8.05         1.60%
CLASS C
   Actual                                       $1,000.00       $1,059.00        $12.06         2.35%
   Hypothetical (5% return before expenses)     $1,000.00       $1,013.21        $11.80         2.35%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,062.80        $ 8.49         1.65%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.70        $ 8.30         1.65%

DIVERSIFIED INTERNATIONAL FUND
CLASS A
   Actual                                       $1,000.00       $1,025.90        $ 7.12         1.41%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.90        $ 7.09         1.41%
CLASS B
   Actual                                       $1,000.00       $1,022.30        $10.89         2.16%
   Hypothetical (5% return before expenses)     $1,000.00       $1,014.16        $10.85         2.16%
CLASS C
   Actual                                       $1,000.00       $1,024.00        $10.90         2.16%
   Hypothetical (5% return before expenses)     $1,000.00       $1,014.16        $10.85         2.16%

               Wells Fargo Advantage International Stock Funds 15


Fund Expenses

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                10-01-2009      03-31-2010     Period(1)    Expense Ratio
                                              -------------   -------------   -----------   -------------
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,026.00        $ 6.31         1.25%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.70        $ 6.29         1.25%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,027.60        $ 5.00         0.99%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.00        $ 4.99         0.99%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,026.80        $ 7.38         1.46%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.65        $ 7.34         1.46%

EMERGING MARKETS EQUITY FUND
CLASS A
   Actual                                       $1,000.00       $1,073.00        $ 9.82         1.90%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.46        $ 9.55         1.90%
CLASS B
   Actual                                       $1,000.00       $1,069.10        $13.67         2.65%
   Hypothetical (5% return before expenses)     $1,000.00       $1,011.72        $13.29         2.65%
CLASS C
   Actual                                       $1,000.00       $1,069.40        $13.67         2.65%
   Hypothetical (5% return before expenses)     $1,000.00       $1,011.72        $13.29         2.65%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,074.80        $ 8.28         1.60%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.95        $ 8.05         1.60%

INTERNATIONAL CORE FUND
CLASS A
   Actual                                       $1,000.00       $1,050.80        $ 7.67         1.50%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.45        $ 7.54         1.50%
CLASS B
   Actual                                       $1,000.00       $1,047.00        $11.48         2.25%
   Hypothetical (5% return before expenses)     $1,000.00       $1,013.71        $11.30         2.25%
CLASS C
   Actual                                       $1,000.00       $1,047.70        $11.49         2.25%
   Hypothetical (5% return before expenses)     $1,000.00       $1,013.71        $11.30         2.25%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,053.00        $ 6.40         1.25%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.70        $ 6.29         1.25%

----------
1. Expenses are equal to the Fund's annualized expenses ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

               16 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

ASIA PACIFIC FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
COMMON STOCKS: 99.55%
AUSTRALIA: 8.60%
      633,900  AMP LIMITED (INSURANCE CARRIERS)                                                                     $     3,641,432
      199,300  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                            7,972,073
      182,000  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)                                                                                      1,887,239
      233,600  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                       1,620,585
      117,200  ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                               2,032,668
      630,400  PALADIN ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                                2,285,022
      997,100  QANTAS AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                             2,598,568
      402,009  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                      5,408,127
    1,624,200  STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       2,146,244
                                                                                                                         29,591,958
                                                                                                                    ---------------
BERMUDA: 2.24%
    5,876,000  FIRST PACIFIC COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                         3,806,714
    1,813,000  NINE DRAGONS PAPER HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               3,030,910
    8,872,000  SPARKLE ROLL GROUP LIMITED (MISCELLANEOUS SERVICES)+                                                         868,432
                                                                                                                          7,706,056
                                                                                                                    ---------------
CHINA: 10.37%
    4,960,600  CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                          4,120,570
      897,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                  4,297,698
      389,000  CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                      3,742,577
      440,000  CHINA PACIFIC INSURANCE (INSURANCE COMPANIES)                                                              1,949,448
    6,446,000  CHINA PETROLEUM & CHEMICAL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                           5,280,170
    3,991,000  EVERGRANDE REAL ESTATE (REAL ESTATE)+                                                                      1,665,433
      966,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                               1,896,106
    6,634,000  SINOTRANS LIMITED (TRANSPORTATION BY AIR)                                                                  1,837,022
      246,200  SUNTECH POWER HOLDINGS COMPANY LIMITED ADR (ENERGY - EXPLORATION & PRODUCTION)+                            3,451,724
    1,416,000  WYNN MACAU LIMITED (CASINO & GAMING)+                                                                      2,042,593
    2,776,500  ZHAOJIN MINING INDUSTRY COMPANY LIMITED (METAL MINING)                                                     5,428,376
                                                                                                                         35,711,717
                                                                                                                    ---------------
HONG KONG: 11.22%
      501,000  BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                  3,481,206
      829,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,978,599
      686,000  CHINA EVERBRIGHT LIMITED (DEPOSITORY INSTITUTIONS)                                                         1,837,756
    8,926,000  CITIC RESOURCES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                     2,230,279
    1,536,000  COMBA TELECOM SYSTEMS HOLDINGS LIMITED (COMMUNICATIONS)                                                    1,966,428
      762,000  GREAT EAGLE HOLDINGS LIMITED (REAL ESTATE)                                                                 2,139,498
    8,154,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                           4,410,832
      555,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                   3,910,036
      985,000  ISHARES MSCI CHINA (INVESTMENT COMPANIES)                                                                  1,747,123
      223,500  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                               1,656,622
    2,246,000  PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                                                      1,787,717
    8,546,000  SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                    5,514,436
    1,849,000  SINO-OCEAN LAND HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                      1,628,897
      172,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                              2,587,449
      146,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                  1,756,306
                                                                                                                         38,633,184
                                                                                                                    ---------------
INDIA: 6.37%
      237,600  APOLLO HOSPITALS ENTERPRISE (HEALTH SERVICES)                                                              3,861,033
       48,900  FINANCIAL TECHNOLOGIES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                        1,708,532
    1,317,300  INDIAN HOTELS COMPANY LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                         3,000,199

               Wells Fargo Advantage International Stock Funds 17


Portfolio of Investments--March 31, 2010 (Unaudited)

ASIA PACIFIC FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
INDIA (continued)
      299,800  ITC LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                     $     1,756,596
      355,299  MAX INDIA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                1,639,781
      688,200  MCLEOD RUSSEL INDIA LIMITED (FOOD-WHOLESALE)                                                               4,147,288
      169,300  SESA GOA LIMITED (METAL MINING)                                                                            1,774,077
       20,000  TATA MOTORS LIMITED (TRANSPORTATION SERVICES)                                                                337,543
      262,000  TATA STEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                              3,688,542
                                                                                                                         21,913,591
                                                                                                                    ---------------
INDONESIA: 0.71%
      573,100  PP LONDON SUMATRA INDONESIA TBK (AGRICULTURAL SERVICES)+                                                     630,572
    3,194,000  PT BANK DANAMON INDONESIA TBK (DEPOSITORY INSTITUTIONS)                                                    1,825,243
                                                                                                                          2,455,815
                                                                                                                    ---------------
JAPAN: 17.42%
          950  DAI ICHI MUTUAL LIFE INSURANCE (INSURANCE - LIFE)(a)                                                       1,422,612
    1,509,000  DAIWA SECURITIES GROUP INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                                   7,941,256
          857  INPEX HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                         6,288,394
      469,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                4,274,126
       78,000  MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                2,569,687
      615,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                  9,406,888
      344,600  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 9,030,592
      150,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               2,546,262
      254,000  MORI SEIKI COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        3,132,549
      962,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                        3,776,383
       35,000  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                  1,475,024
      466,500  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 3,437,999
      211,200  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                        4,660,451
                                                                                                                         59,962,223
                                                                                                                    ---------------
MALAYSIA: 2.63%
    1,826,200  GENTING BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                        3,694,948
    3,490,200  KLCC PROPERTY HOLDINGS BERHAD (REAL ESTATE)                                                                3,584,356
      669,500  SIME DARBY BERHAD (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      1,787,659
                                                                                                                          9,066,963
                                                                                                                    ---------------
MONGOLIA: 1.20%
    2,757,000  REAL GOLD MINING LIMITED (MINING)                                                                          4,126,135
                                                                                                                    ---------------
MOROCCO AND ANTILLES: 0.42%
    1,055,357  BERJAYA SPORTS TOTO BERHAD (AMUSEMENT & RECREATION SERVICES)                                               1,449,417
                                                                                                                    ---------------
PAGUA NEW GUINEA: 0.89%
    1,104,800  LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                              3,071,874
                                                                                                                    ---------------
PHILIPPINES: 2.61%
   64,296,000  METRO PACIFIC INVESTMENTS CORPORATION (WATER, SEWER SYSTEM)+                                               4,410,657
       49,900  PHILIPPINE LONG DISTANCE TELEPHONE COMPANY (COMMUNICATIONS)                                                2,672,228
   17,290,375  PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)+                                   1,913,075
                                                                                                                          8,995,960
                                                                                                                    ---------------
SINGAPORE: 13.49%
    3,366,000  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)+                                                                 2,863,247
    1,000,000  CAPITALAND LIMITED (REAL ESTATE)                                                                           2,837,843
    2,589,000  CAPITAMALL TRUST (REAL ESTATE)                                                                             3,275,692

               18 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

ASIA PACIFIC FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
SINGAPORE (continued)
      333,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                 $     3,403,910
      580,000  FRASER & NEAVE LIMITED (HEALTH SERVICES)                                                                   1,990,064
    2,502,500  HO BEE INVESTMENT LIMITED (REAL ESTATE)                                                                    3,219,915
      135,000  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                           2,835,198
      609,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                             3,970,178
    3,618,400  PARKWAY LIFE REAL ESTATE INVESTMENT TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS)                           3,517,655
      231,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)                                                         2,509,882
    2,022,000  SINGAPORE AIRPORT TERMINAL SERVICES LIMITED (BUSINESS SERVICES)                                            3,830,230
    1,209,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                      2,739,576
    1,742,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                         2,540,248
      295,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     4,052,968
      599,000  WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                     2,868,794
                                                                                                                         46,455,400
                                                                                                                    ---------------
SOUTH KOREA: 10.64%
       37,000  KB FINANCIAL GROUP INCORPORATED (FINANCIAL SERVICES)                                                       1,785,496
       41,900  LG ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              4,258,695
      376,530  LG TELECOM LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)+                                                                             2,569,103
       79,600  LOCK & LOCK COMPANY LIMITED (CONSUMER PRODUCTS)                                                            1,829,157
       10,700  MEGASTUDY COMPANY LIMITED (EDUCATIONAL SERVICES)                                                           1,763,710
        8,700  POSCO (PRIMARY METAL INDUSTRIES)                                                                           4,059,923
       12,900  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                  9,326,263
       24,100  SAMSUNG SDI COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)+                                                                             3,024,614
       44,300  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                               1,740,364
        3,786  SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                     1,790,190
       29,200  SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                                4,477,617
                                                                                                                         36,625,132
                                                                                                                    ---------------
TAIWAN: 6.42%
      698,920  ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              2,064,321
    1,261,000  DELTA ELECTRONICS INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    3,990,506
    3,612,402  EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)                                                            1,700,529
    2,332,000  FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         1,398,848
       91,000  GINTECH ENERGY CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                         295,138
      321,000  HIGH TECH COMPUTER CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    3,749,953
    3,477,000  POLARIS SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)+                                                                                  1,806,490
    2,283,139  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                      4,421,344
    1,463,000  WISTRON CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               2,658,074
                                                                                                                         22,085,203
                                                                                                                    ---------------
THAILAND: 3.14%
    1,720,900  ADVANCED INFO SERVICE PCL (COMMUNICATIONS)                                                                 4,590,308
    1,270,000  ELECTRICITY GENERATING PCL (ELECTRIC, GAS & SANITARY SERVICES)                                             3,151,925
    9,030,900  MINOR INTERNATIONAL PCL ADR (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                           3,072,210
                                                                                                                         10,814,443
                                                                                                                    ---------------
UNITED KINGDOM: 1.18%
      118,500  BHP BILLITON PLC (COAL MINING)                                                                             4,064,014
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $315,258,492)                                                                                 342,729,085
                                                                                                                    ---------------

               Wells Fargo Advantage International Stock Funds 19


Portfolio of Investments--March 31, 2010 (Unaudited)

ASIA PACIFIC FUND

    SHARES     SECURITY NAME                                                                                 YIELD       VALUE
-------------  --------------------------------------------------------------------------------------------  -----  ---------------
SHORT-TERM INVESTMENTS: 1.54%
MUTUAL FUNDS: 1.54%
    5,310,597  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)~                                               0.09%  $     5,310,597
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,310,597)                                                                            5,310,597
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $320,569,089)*                                               101.09%                                           348,039,682
OTHER ASSETS AND LIABILITIES, NET                                      (1.09)                                            (3,757,267)
                                                                      ------                                        ---------------
TOTAL NET ASSETS                                                      100.00%                                       $   344,282,415
                                                                      ------                                        ---------------

----------
(l)  Investment in an affiliate.

+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(u)  Rate shown is the 7-day annualized yield at period end.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

* Cost for federal income tax purposes is $323,557,693 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 35,593,767
Gross unrealized depreciation    (11,111,778)
                                ------------
Net unrealized appreciation     $ 24,481,989

The accompanying notes are an integral part of these financial statements.

               20 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
COMMON STOCKS: 96.60%
ARGENTINA: 0.07%
       26,589  IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                             $       287,161
                                                                                                                    ---------------
AUSTRALIA: 3.10%
       84,000  AMCOR LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       492,558
      134,905  AMP LIMITED (INSURANCE CARRIERS)                                                                             774,960
       20,125  ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                    626,794
      323,300  AWB LIMITED (AGRICULTURAL SERVICES)                                                                          283,326
      166,200  BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                                 443,814
      209,000  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                             805,513
       22,900  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                   1,182,889
      159,400  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                       1,105,827
       56,814  FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                                                            275,796
      739,500  GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                                            970,401
       11,195  MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        485,404
      204,600  METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                                    777,290
       27,794  NEWCREST MINING LIMITED (METAL MINING)                                                                       837,080
      397,900  PERILYA LIMITED (METAL MINING)                                                                               209,951
      234,509  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                           1,837,784
       97,000  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   614,183
      188,100  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                 516,104
       37,589  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                        960,300
                                                                                                                         13,199,974
                                                                                                                    ---------------
AUSTRIA: 0.25%
       13,747  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                              472,911
       14,300  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      578,463
                                                                                                                          1,051,374
                                                                                                                    ---------------
BELGIUM: 1.65%
       97,723  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                        756,301
       40,679  ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                          2,049,103
       19,500  DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                                                1,567,092
       10,400  DEXIA (DEPOSITORY INSTITUTIONS)                                                                               62,031
       27,900  KBC GROEP NV (DEPOSITORY INSTITUTIONS)                                                                     1,351,129
       16,800  TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                          561,827
       19,337  UMICORE (CHEMICALS & ALLIED PRODUCTS)                                                                        675,269
                                                                                                                          7,022,752
                                                                                                                    ---------------
BRAZIL: 0.57%
       30,516  BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                              562,410
       47,299  PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                                                         1,872,567
                                                                                                                          2,434,977
                                                                                                                    ---------------
CANADA: 2.92%
       15,822  AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                                    880,811
       54,990  BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                              1,397,846
       31,165  CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                                  2,306,575
       57,092  CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                                 3,210,854
       29,697  ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                                   923,965
       15,685  GOLDCORP INCORPORATED (METAL MINING)                                                                         586,074
       33,242  PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                                   645,759
       13,888  POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                                           1,657,533
       11,201  RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          828,314
                                                                                                                         12,437,731
                                                                                                                    ---------------

               Wells Fargo Advantage International Stock Funds 21


Portfolio of Investments--March 31, 2010 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
CHINA: 3.89%
          705  BAIDU.COM INCORPORATED ADR (BUSINESS SERVICES)                                                       $       420,885
    2,313,400  CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                          1,894,996
      615,000  CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                       459,413
      432,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                  2,069,794
      153,680  CHINA MERCHANTS BANK COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                                     415,659
      212,880  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                  784,154
       62,102  CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                        597,485
       15,496  CHINA MOBILE LIMITED ADR (COMMUNICATIONS)                                                                    745,668
        6,948  CTRIP.COM INTERNATIONAL LIMITED ADR (TRAVEL & RECREATION)                                                    272,362
    1,774,300  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)                                    1,352,849
       19,403  NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)                                                             688,224
      833,673  SANDS CHINA LIMITED (CASINO & GAMING)                                                                      1,324,986
       60,456  SINA CORPORATION (BUSINESS SERVICES)                                                                       2,278,587
       31,900  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                    640,116
       57,075  VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)                                                    1,272,202
      942,200  WYNN MACAU LIMITED (CASINO & GAMING)                                                                       1,359,132
                                                                                                                         16,576,512
                                                                                                                    ---------------
DENMARK: 0.82%
        5,969  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                      500,972
       85,330  DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                      2,099,268
       46,300  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                                872,777
                                                                                                                          3,473,017
                                                                                                                    ---------------
FINLAND: 0.90%
      173,360  NOKIA OYJ (COMMUNICATIONS)                                                                                 2,699,735
        6,500  RAUTARUUKKI OYJ (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     140,468
       43,100  TIETOENATOR OYJ (BUSINESS SERVICES)                                                                          997,771
                                                                                                                          3,837,974
                                                                                                                    ---------------
FRANCE: 9.70%
       33,389  ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                              1,847,168
       10,047  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         626,526
          910  ARKEMA (OIL & GAS EXTRACTION)                                                                                 33,689
       67,704  AXA SA (INSURANCE CARRIERS)                                                                                1,506,090
       68,332  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                   5,247,761
        8,000  CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                                   676,946
       32,271  COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                                                    1,551,691
       80,160  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                               1,403,155
       60,919  FRANCE TELECOM SA (COMMUNICATIONS)                                                                         1,457,595
       14,000  LAGARDERE SCA (COMMUNICATIONS)                                                                               566,517
       13,897  LVMH MOET HENNESSY LOUIS VUITTON SA (APPAREL & TEXTILES)                                                   1,624,355
      270,402  NATIXIS (DEPOSITORY INSTITUTIONS)                                                                          1,459,048
       40,281  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                    3,420,477
        9,709  PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                                 1,292,594
       14,640  PUBLICIS GROUPE (BUSINESS SERVICES)                                                                          626,425
       14,600  RALLYE SA (FOOD STORES)                                                                                      538,638
       35,800  SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                                         933,218
       38,300  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                            2,854,974
       50,500  SCOR SE (INSURANCE CARRIERS)                                                                               1,275,487
       41,812  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                 2,629,684
       15,253  TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       1,240,209
       15,000  THALES SA (TRANSPORTATION EQUIPMENT)                                                                         602,120
       30,832  TOTAL SA (OIL & GAS EXTRACTION)                                                                            1,789,827
        8,390  UNIBAIL (REAL ESTATE)                                                                                      1,699,794

               22 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
FRANCE (continued)
       42,033  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             $     2,477,241
       71,400  VIVENDI SA (COMMUNICATIONS)                                                                                1,910,888
                                                                                                                         41,292,117
                                                                                                                    ---------------
GERMANY: 10.65%
       31,385  ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                1,678,651
       10,894  AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 391,760
       22,734  ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                           2,850,409
       42,380  BASF AG (OIL & GAS EXTRACTION)                                                                             2,628,486
       70,251  BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                     4,751,818
      113,538  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                      5,345,019
       17,011  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                 1,310,317
       15,125  DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                                     1,121,121
       36,600  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                607,047
      162,050  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                 2,811,423
       57,900  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                2,137,670
       11,300  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                           557,992
       17,000  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    122,359
        5,015  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 421,448
       97,341  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                675,643
       24,565  KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                                  726,116
       11,784  LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                        542,977
       35,520  LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                 4,238,121
        5,733  METRO AG (FOOD STORES)                                                                                       340,085
       38,611  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                         6,265,818
       11,400  NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                587,488
          769  RHOEN KLINIKUM AG (HEALTH SERVICES)                                                                           19,682
       25,273  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 2,239,256
        5,847  SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                                     542,778
        6,952  SAP AG (BUSINESS SERVICES)                                                                                   336,715
        8,472  SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          848,477
       36,500  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                 1,254,899
                                                                                                                         45,353,575
                                                                                                                    ---------------
GREECE: 0.26%
       93,315  HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  819,234
       13,486  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                         271,402
                                                                                                                          1,090,636
                                                                                                                    ---------------
HONG KONG: 2.61%
      210,755  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                          776,327
       71,442  BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                    496,416
      886,000  CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                                    943,713
      121,500  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      958,480
    1,309,679  GENTING INTERNATIONAL PLC (REAL ESTATE)                                                                      828,526
       21,814  HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                                     364,117
    1,097,862  HUABAO INTERNATIONAL HOLDINGS LIMITED (TOBACCO PRODUCTS)                                                   1,319,258
      378,000  LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                          1,859,755
      446,000  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 975,560
      455,232  NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                    908,793
       16,500  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 122,301
      295,000  UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                               738,616
      234,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
                  & SIMILAR MATERIALS)                                                                                      812,237
                                                                                                                         11,104,099
                                                                                                                    ---------------

               Wells Fargo Advantage International Stock Funds 23


Portfolio of Investments--March 31, 2010 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
INDIA: 0.80%
       16,157  HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                          $       977,877
        7,532  ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 159,800
       52,805  ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                           2,254,774
                                                                                                                          3,392,451
                                                                                                                    ---------------
IRELAND: 2.05%
       51,491  ACCENTURE PLC (COMPUTER TECHNOLOGIES)                                                                      2,160,047
       36,500  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                              59,060
      110,500  BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                                238,795
      254,000  CONNEMARA GREN MARBLE DEPOSITORY INSTITUTIONS (DEPOSITORY INSTITUTIONS)(a)                                         0
       53,531  COVIDIEN LIMITED (SURGICAL & MEDICAL INSTRUMENTS & APPARATUS)                                              2,691,539
      335,378  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                 3,300,449
       65,300  IRISH LIFE & PERMAMENT GROUP HOLDINGS PLC (INSURANCE - LIFE)                                                 259,565
                                                                                                                          8,709,455
                                                                                                                    ---------------
ISRAEL: 0.10%
        6,645  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                              419,167
                                                                                                                    ---------------
ITALY: 1.24%
       57,500  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 476,847
      189,100  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               1,057,389
       65,000  ENI SPA (OIL & GAS EXTRACTION)                                                                             1,524,952
      601,272  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                  2,239,389
                                                                                                                          5,298,577
                                                                                                                    ---------------
JAPAN: 15.32%
       97,700  ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              976,059
       34,300  ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                417,514
          800  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 6,709
       73,000  ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         822,216
       37,400  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                 1,354,145
       20,900  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                967,986
      131,000  CENTRAL GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       647,363
       83,600  COMSYS HOLDINGS CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                  RELATED SERVICES)                                                                                         809,263
       32,400  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                              78,323
       51,700  CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           801,850
       45,478  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                               1,354,757
        5,100  EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                         355,066
       65,500  EDION CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                674,687
       26,100  EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                643,497
       79,500  ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                               1,565,510
        5,900  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                1,025,511
      197,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                               836,549
       48,100  HITACHI CAPITAL CORPORATION (BUSINESS SERVICES)                                                              684,791
       43,100  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     1,521,339
    1,177,000  ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                            3,185,164
      104,000  ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                           911,071
       19,600  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                         789,325
       29,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             187,977
          240  KDDI CORPORATION (COMMUNICATIONS)                                                                          1,242,486
       64,400  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   1,350,134
        7,400  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  142,713
       40,000  KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                         578,458
       50,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                       407,530
       51,900  MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                1,709,830

               24 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
JAPAN (continued)
      224,500  MARUBENI CORPORATION (BUSINESS SERVICES)                                                             $     1,395,171
       25,700  MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                   783,453
       44,600  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 1,168,789
       77,100  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        404,097
      249,300  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                   4,189,221
      804,800  MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                              1,592,555
       33,900  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                         330,334
        1,200  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                401,754
       59,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                               831,137
      127,000  NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                                     546,090
      199,500  NIPPON MINING HOLDINGS INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)                                950,351
      128,500  NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                             612,131
       35,700  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                  1,504,525
      203,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                         801,230
       13,800  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                    1,048,027
      153,200  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 1,129,049
          500  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                     761,579
       11,100  ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             493,914
        5,160  ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                        457,551
       32,200  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                820,068
      160,000  SANWA SHUTTER CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                           533,961
        3,000  SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                   21,371
       47,600  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                 321,780
      341,200  SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                           660,575
       74,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                      527,496
      128,400  SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                                1,476,415
      592,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 3,565,044
       48,900  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                          1,616,226
       72,527  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                        1,600,419
       33,000  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        1,452,508
       12,700  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     844,946
       20,900  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                557,095
       12,500  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                828,966
      199,000  TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              1,028,099
      204,000  TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     868,457
      146,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                577,816
        9,900  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                    396,572
       10,600  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                         1,023,831
        2,913  YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                                  1,060,944
                                                                                                                         65,231,370
                                                                                                                    ---------------
LUXEMBOURG: 0.19%
       18,110  ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                        794,715
                                                                                                                    ---------------
NETHERLANDS: 6.59%
       60,500  AEGON NV (INSURANCE CARRIERS)                                                                                414,292
       33,137  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                1,888,501
      230,113  ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   8,223,827
       14,673  BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                                     514,775
       44,314  CSM (FOOD & KINDRED PRODUCTS)                                                                              1,376,613
      428,866  ING GROEP NV (FINANCIAL SERVICES)                                                                          4,281,802
       24,900  KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                           1,110,334
       18,900  KONINKLIJKE TEN CATE NV (EDUCATIONAL SERVICES)                                                               494,719
       55,510  NEW WORLD RESOURCES NV (ENERGY)                                                                              653,253
       13,700  NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                                 863,207
       58,521  RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                                   2,781,072

               Wells Fargo Advantage International Stock Funds 25


Portfolio of Investments--March 31, 2010 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
NETHERLANDS (continued)
       67,065  TNT NV (TRANSPORTATION SERVICES)                                                                     $     1,923,043
       51,155  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                      1,547,327
      106,014  USG PEOPLE NV (BUSINESS SERVICES)                                                                          2,001,766
                                                                                                                         28,074,531
                                                                                                                    ---------------
NORWAY: 0.45%
       80,700  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                        921,983
       21,600  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        500,094
       35,851  TELENOR ASA (COMMUNICATIONS)                                                                                 486,201
                                                                                                                          1,908,278
                                                                                                                    ---------------
POLAND: 0.09%
        6,617  BANK PEKAO SA (DEPOSITORY INSTITUTIONS)                                                                      384,521
                                                                                                                    ---------------
PORTUGAL: 0.18%
       51,000  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                            275,533
       44,700  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                    499,777
                                                                                                                            775,310
                                                                                                                    ---------------
RUSSIA: 0.42%
       14,630  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                           343,366
        8,894  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                            504,290
       33,911  MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                        963,751
                                                                                                                          1,811,407
                                                                                                                    ---------------
SINGAPORE: 0.58%
       46,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                         470,210
      389,790  MOBILONE LIMITED (COMMUNICATIONS)                                                                            579,551
      228,400  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                      1,422,041
                                                                                                                          2,471,802
                                                                                                                    ---------------
SOUTH KOREA: 0.28%
          418  LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                487,288
          952  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                688,264
                                                                                                                          1,175,552
                                                                                                                    ---------------
SPAIN: 2.28%
      103,200  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                               1,411,992
      254,585  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                               3,383,536
      124,294  CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          615,943
       28,546  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                 1,881,710
       57,200  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                       1,354,319
       44,215  TELEFONICA SA (COMMUNICATIONS)                                                                             1,047,472
                                                                                                                          9,694,972
                                                                                                                    ---------------
SWEDEN: 1.60%
       48,700  BOLIDEN AB (METAL MINING)                                                                                    696,042
       10,010  HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                                     650,319
       58,606  NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                     578,301
       59,800  SAAB AB (TRANSPORTATION EQUIPMENT)                                                                           911,005
       79,541  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                               994,180
       26,482  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   481,184
       35,421  SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      629,382
       32,600  SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                       459,613

               26 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
SWEDEN (continued)
       27,200  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                      $       797,097
       59,300  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                     624,980
                                                                                                                          6,822,103
                                                                                                                    ---------------
SWITZERLAND: 9.93%
       66,905  ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                              1,461,326
       19,513  ADECCO SA (BUSINESS SERVICES)                                                                              1,107,600
       13,300  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                   1,179,391
       83,600  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                  1,063,236
       19,360  COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   749,686
       51,924  CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                              2,676,470
        1,700  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                                  623,957
       46,443  HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    3,462,083
      129,755  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                        6,645,267
      114,177  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                  6,166,901
        1,256  RIETER HOLDING AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   365,698
       29,005  ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                            4,703,960
        4,282  ROCHE HOLDINGS AG - BEARER SHARES (CHEMICALS & ALLIED PRODUCTS)                                              714,344
        8,810  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                       2,809,107
       11,200  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                       551,290
        3,400  SWISSCOM AG (COMMUNICATIONS)                                                                               1,240,819
       15,332  TRANSOCEAN LIMITED (OIL & GAS FIELD SERVICES)                                                              1,324,378
       75,405  UBS AG (DIVERSIFIED FINANCIAL SERVICES)                                                                    1,225,760
        2,200  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                               569,613
        3,587  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                     391,223
       12,628  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                          3,237,242
                                                                                                                         42,269,351
                                                                                                                    ---------------
TAIWAN: 0.64%
       50,000  MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                867,498
      163,392  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                      1,713,982
      140,000  UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                    159,361
                                                                                                                          2,740,841
                                                                                                                    ---------------
UNITED KINGDOM: 15.97%
       64,300  AMLIN PLC (INSURANCE CARRIERS)                                                                               378,689
       24,311  ANGLO AMERICAN PLC (COAL MINING)                                                                           1,060,274
      102,048  ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                                  1,610,521
      337,338  ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                                 488,618
       52,800  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                              2,354,843
       93,600  AVIVA PLC (INSURANCE CARRIERS)                                                                               547,272
      541,574  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                     2,961,083
       38,041  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                          658,379
       70,083  BHP BILLITON PLC (COAL MINING)                                                                             2,403,530
      583,088  BP PLC (OIL & GAS EXTRACTION)                                                                              5,516,065
      129,100  BRADFORD & BINGLEY PLC (DEPOSITORY INSTITUTIONS)(a)                                                                0
       43,175  BRIT INSURANCE HOLDINGS NV (INSURANCE CARRIERS)                                                              493,023
      129,867  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                                  478,888
      504,300  BT GROUP PLC (COMMUNICATIONS)                                                                                948,175
       69,302  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 751,409
        8,069  CARNIVAL PLC (AMUSEMENT & RECREATION SERVICES)                                                               331,219
      152,700  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                             681,031
       94,251  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   781,636
      105,700  DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                           599,253

               Wells Fargo Advantage International Stock Funds 27


Portfolio of Investments--March 31, 2010 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
UNITED KINGDOM (continued)
      253,300  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                               $       518,148
      102,474  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          1,967,906
       71,400  GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                                    485,622
      726,317  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        1,195,871
      445,495  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                4,515,936
       44,000  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                  448,260
      157,000  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                           1,572,433
       82,810  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                              2,525,848
       41,392  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       648,223
       16,316  INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                       360,994
      109,678  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        567,048
      552,067  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         1,796,160
      645,445  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                               614,808
      314,200  LOGICACMG PLC (BUSINESS SERVICES)                                                                            650,830
      317,490  MARSTON'S PLC (FOOD & KINDRED PRODUCTS)                                                                      441,802
      194,200  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                          900,893
       74,017  NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                        720,537
        9,993  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                        328,157
      348,700  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                 307,966
      518,700  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                          964,230
       10,426  RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                        572,262
       38,748  RIO TINTO PLC (METAL MINING)                                                                               2,296,142
      162,400  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                                314,213
       51,814  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                       1,501,789
      134,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                       3,691,726
       76,663  SAVILLS PLC (SOCIAL SERVICES)                                                                                404,849
      164,255  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           1,636,371
       69,000  SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                866,454
       39,126  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                           1,067,242
      137,900  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                    950,473
      608,614  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                        4,021,691
      162,200  THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                              664,081
        4,500  TOMKINS PLC (BUSINESS SERVICES)                                                                               16,116
       29,780  TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                                369,889
      981,498  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                        2,263,922
       99,900  WH SMITH PUBLIC LIMITED CORPORATION (GENERAL MERCHANDISE STORES)                                             736,615
       72,953  WPP PLC (COMMUNICATIONS)                                                                                     756,123
       69,367  XSTRATA PLC (METAL MINING)                                                                                 1,314,225
                                                                                                                         68,019,763
                                                                                                                    ---------------
UNITED STATES 0.50%
       41,067  PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                             2,142,055
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $380,632,544)                                                                                 411,298,120
                                                                                                                    ---------------

                                                                                                             YIELD
                                                                                                             -----
PREFERRED STOCKS: 0.57%
       32,021  FRESENIUS AG (HEALTHCARE)                                                                     6.00%        2,417,629
TOTAL PREFERRED STOCKS (COST $1,759,095)                                                                                  2,417,629
                                                                                                                    ---------------

               28 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

    SHARES     SECURITY NAME                                                                                 YIELD        VALUE
-------------  --------------------------------------------------------------------------------------------  -----  ---------------
SHORT-TERM INVESTMENTS: 2.11%
MUTUAL FUNDS: 2.11%
    8,998,949  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)~                                               0.09%  $     8,998,949
TOTAL SHORT-TERM INVESTMENTS (COST $8,998,949)                                                                            8,998,949
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $391,390,588)*                 99.28%                                                                             422,714,698
OTHER ASSETS AND LIABILITIES, NET     0.72                                                                                3,066,707
                                    ------                                                                          ---------------
TOTAL NET ASSETS                    100.00%                                                                         $   425,781,405
                                    ------                                                                          ---------------

----------
(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

* Cost for federal income tax purposes is $408,031,360 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 33,465,711
Gross unrealized depreciation    (18,782,373)
                                ------------
Net unrealized appreciation     $ 14,683,338

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 29


Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING MARKETS EQUITY FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  -----------------------------------------------------------------------------                        ---------------
COMMON STOCKS: 91.97%
AUSTRALIA: 1.95%
       60,400  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                                     $     2,416,022
      470,000  STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                                             621,066
                                                                                                                          3,037,088
                                                                                                                    ---------------
BRAZIL: 12.47%
       63,200  BANCO SANTANDER BRASIL SA (DEPOSITORY INSTITUTIONS)                                                          785,576
        7,900  CAMPANHIA DE BEBIDAS ADR (WHOLESALE TRADE NON-DURABLE GOODS)                                                 724,114
       37,200  CIA DE CONCESSOES RODOVIARIAS (TRANSPORTATION SERVICES)                                                      826,062
      166,900  ECORODOVIAS INFRAESTRUTURA LOGISTICA SA (TRANSPORTATION)+                                                    891,585
       28,200  LOJAS RENNER SA (APPAREL & ACCESSORY STORES)                                                                 646,982
      197,700  MAGNESITA REFRATARIOS SA (METAL MINING)+                                                                   1,584,179
      117,200  OGX PETROLEO E GAS PARTICIPACOES SA (OIL & GAS EXTRACTION)                                                 1,097,298
       53,600  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                                 2,384,664
       91,600  PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                                                         3,626,444
       71,400  SLC AGRICOLA SA (FOOD-MEAT PRODUCTS)                                                                         583,775
       73,500  TELE NORTE LESTE PARTICIPACOES SA ADR (COMMUNICATIONS)                                                     1,298,010
       66,600  TRACTEBEL ENERGIA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                     748,634
      132,000  VALE SA DEPOSITORY RECEIPT (METAL MINING)                                                                  4,249,080
                                                                                                                         19,446,403
                                                                                                                    ---------------
CAYMAN ISLANDS: 0.70%
      464,300  AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                             791,932
       49,600  AIRMEDIA GROUP INCORPORATED (BUSINESS SERVICES)+                                                             301,909
                                                                                                                          1,093,841
                                                                                                                    ---------------
CHILE: 0.97%
       40,400  SOCIEDAD QUIMICA MINERA DE CHILE (CHEMICALS & ALLIED PRODUCTS)                                             1,510,556
                                                                                                                    ---------------
CHINA: 14.03%
    4,421,000  BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                            2,357,335
    2,147,000  CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                          1,783,426
    1,083,000  CHINA DONGXIANG GROUP COMPANY (APPAREL & ACCESSORY STORES)                                                   781,119
      129,100  CHINA INFORMATION SECURITY (TECHNOLOGY INCORPORATED)+                                                        651,955
      327,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                  1,566,719
      272,500  CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                      2,621,728
      192,200  CHINA PACIFIC INSURANCE (INSURANCE COMPANIES)                                                                851,554
    3,260,000  CHINA PETROLEUM & CHEMICAL CORPORATION (PETROLEUM REFINING &
                  RELATED INDUSTRIES)                                                                                     2,670,393
    1,785,000  EVERGRANDE REAL ESTATE (REAL ESTATE)+                                                                        744,876
    1,952,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)                                    1,488,340
    2,223,500  KWG PROPERTY HOLDING LIMITED (REAL ESTATE)                                                                 1,615,164
       23,800  MINDRAY MEDICAL INTERNATIONAL LIMITED ADR (MEDICAL EQUIPMENT & SUPPLIES)                                     866,796
    1,172,000  PEAK SPORT PRODUCTS LIMITED (RETAIL-SPECIAL LINE)                                                            928,332
    2,853,500  SHENZHEN EXPRESSWAY COMPANY LIMITED (TOLL ROAD REVENUE)                                                    1,499,473
      103,800  SUNTECH POWER HOLDINGS COMPANY LIMITED ADR (ENERGY - EXPLORATION &
                  PRODUCTION)+                                                                                            1,455,276
                                                                                                                         21,882,486
                                                                                                                    ---------------
CZECH REPUBLIC: 0.62%
        4,800  KOMERCNI BANKA (FINANCIAL SERVICES)                                                                          974,125
                                                                                                                    ---------------
EGYPT: 1.17%
       51,719  COMMERCIAL INTERNATIONAL BANK (DEPOSITORY INSTITUTIONS)                                                      611,122
       25,300  ORASCOM CONSTRUCTION INDUSTRIES (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                   1,212,617
                                                                                                                          1,823,739
                                                                                                                    ---------------

               30 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING MARKETS EQUITY FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  -----------------------------------------------------------------------------                        ---------------
HONG KONG: 5.35%
    1,439,000  CNOOC LIMITED (OIL & GAS EXTRACTION)                                                                 $     2,368,602
      646,000  COMBA TELECOM SYSTEMS HOLDINGS LIMITED (COMMUNICATIONS)                                                      827,026
      693,000  HUABAO INTERNATIONAL HOLDINGS LIMITED (TOBACCO PRODUCTS)                                                     832,751
      437,300  ISHARES MSCI CHINA (INVESTMENT COMPANIES)                                                                    775,652
    2,010,000  NEW WORLD CHINA LAND LIMITED (REAL ESTATE)                                                                   717,094
      149,000  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                               1,104,414
      827,000  SINO-OCEAN LAND HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                        728,555
    1,510,000  SJM HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                    997,688
                                                                                                                          8,351,782
                                                                                                                    ---------------
HUNGARY: 0.60%
       26,700  OTP BANK NYRT (DEPOSITORY INSTITUTIONS)                                                                      933,802
                                                                                                                    ---------------
INDIA: 4.24%
       52,100  ABB LIMITED INDIA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                                   963,203
       65,400  APOLLO HOSPITALS ENTERPRISE (HEALTH SERVICES)                                                              1,062,759
       27,400  FINANCIAL TECHNOLOGIES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                          957,337
      209,200  ITC LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                           1,225,750
      138,100  MCLEOD RUSSEL INDIA LIMITED (FOOD-WHOLESALE)                                                                 832,230
       76,500  SESA GOA LIMITED (METAL MINING)                                                                              801,635
       55,200  TATA STEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                777,128
                                                                                                                          6,620,042
                                                                                                                    ---------------
INDONESIA: 0.18%
      256,500  PP LONDON SUMATRA INDONESIA TBK (AGRICULTURAL SERVICES)+                                                     282,223
                                                                                                                    ---------------
ISRAEL: 0.97%
      111,800  ISRAEL CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     1,512,548
                                                                                                                    ---------------
KAZAKHSTAN: 0.50%
       71,200  JSC HALYK BANK (DEPOSITORY INSTITUTIONS)                                                                     776,080
                                                                                                                    ---------------
MALAYSIA: 0.69%
      535,900  GENTING BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                        1,084,286
                                                                                                                    ---------------
MEXICO: 4.76%
      923,700  AMERICA MOVIL SAB DE CV (COMMUNICATIONS)                                                                   2,325,733
      171,300  DESARROLLADORA HOMEX S.A. DE C.V (HOUSEHOLD PRODUCTS, WARE)+                                                 809,826
      597,000  EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)+                                                                      1,528,262
       16,900  FOMENTO ECONOMICO MEXICANO SA DE CV ADR (FOOD & KINDRED PRODUCTS)                                            803,257
       78,600  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                     1,652,172
      258,900  PROMOTORA AMBIENTAL SAB DE CV (PETROLEUM REFINING & RELATED INDUSTRIES)+                                     301,540
                                                                                                                          7,420,790
                                                                                                                    ---------------
MONGOLIA: 0.63%
      660,000  REAL GOLD MINING LIMITED (MINING)                                                                            987,758
                                                                                                                    ---------------
PERU: 0.93%
       47,000  COMPANIA DE MINAS BUENAVENTURA SA ADR (PRIMARY METAL INDUSTRIES)                                           1,455,590
                                                                                                                    ---------------
PHILIPPINES: 2.38%
        2,610  GLOBE TELECOM INCORPORATED (COMMUNICATIONS)                                                                   57,756
    2,315,000  MANILA WATER COMPANY (PIPELINES)                                                                             806,843
   16,787,000  METRO PACIFIC INVESTMENTS CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)+                                1,151,576
   15,401,500  PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)+                                   1,704,083
                                                                                                                          3,720,258
                                                                                                                    ---------------

               Wells Fargo Advantage International Stock Funds 31


Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING MARKETS EQUITY FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  -----------------------------------------------------------------------------                        ---------------
POLAND: 1.08%
      119,946  PKO BANK POLSKI SA (DEPOSITORY INSTITUTIONS)                                                         $     1,677,464
                                                                                                                    ---------------
QATAR: 0.31%
       15,100  INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                                               477,344
                                                                                                                    ---------------
RUSSIA: 6.49%
      105,400  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                         2,458,982
       97,950  JSC MMC NORILSK NICKEL ADR (PRIMARY METAL INDUSTRIES)+                                                     1,803,260
       22,500  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                          1,275,750
       38,500  MAGNIT GDR (FOOD DISTRIBUTORS)                                                                               713,020
       15,400  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                      854,700
       56,900  ROSNEFT OIL COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                                451,217
      627,600  SBERBANK OF RUSSIA (DEPOSITORY INSTITUTIONS)                                                               1,838,868
       23,100  TATNEFT ADR (OIL & GAS)+                                                                                     723,030
                                                                                                                         10,118,827
                                                                                                                    ---------------
SOUTH AFRICA: 6.57%
       29,791  ABSA GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                                 582,016
      141,528  AVENG LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                       730,592
       97,485  FOSCHINI LIMITED (MISCELLANEOUS RETAIL)                                                                      896,721
       45,300  IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                            1,330,935
       16,500  KUMBA IRON ORE LIMITED (COAL MINING)                                                                         793,925
       39,000  MITTAL STEEL SOUTH AFRICA LIMITED (PRIMARY METAL INDUSTRIES)                                                 495,602
       89,200  MTN GROUP LIMITED (COMMUNICATIONS)                                                                         1,371,601
       40,009  NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                                1,738,507
      146,361  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                      2,302,793
                                                                                                                         10,242,692
                                                                                                                    ---------------
SOUTH KOREA: 10.63%
        9,600  DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED (INDUSTRIAL &
                  COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                                768,713
       11,278  HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   1,151,274
       16,800  KB FINANCIAL GROUP INCORPORATED (FINANCIAL SERVICES)                                                         812,487
       14,800  KIWOOM SECURITIES COMPANY (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                                     601,706
       21,900  KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                         707,451
        5,100  LG CHEM LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                        1,084,051
       15,100  LG ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                  1,534,756
      106,360  LG TELECOM LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)+                                                                               725,705
        4,200  ORION CORPORATION (FOOD & KINDRED PRODUCTS)+                                                               1,046,798
        1,600  POSCO (PRIMARY METAL INDUSTRIES)                                                                             746,653
        4,450  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                      3,217,199
        6,400  SAMSUNG SDI COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                   803,217
       29,198  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                               1,147,069
        1,630  SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                       770,737
        9,600  SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                                1,472,093
                                                                                                                         16,589,909
                                                                                                                    ---------------
TAIWAN: 11.29%
      592,980  ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              1,751,418
      779,000  AU OPTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    885,506
      855,000  CHINA STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                           884,399
    1,296,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                      734,555
      747,400  CTCI CORPORATION (ENGINEERING CONSTRUCTION)                                                                  780,160
      536,000  DELTA ELECTRONICS INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                     1,696,203
    1,673,841  EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)                                                              787,957

               32 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING MARKETS EQUITY FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  -----------------------------------------------------------------------------                        ---------------
TAIWAN (continued)
    2,456,740  FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                   $     1,473,673
       70,000  HIGH TECH COMPUTER CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                       817,747
      202,400  HON HAI PRECISION INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        876,315
      860,310  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                      1,896,269
    1,404,130  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                           2,719,126
    1,800,000  TECO ELECTRIC & MACHINERY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        790,667
      662,940  UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                    754,622
      420,000  WISTRON CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 763,083
                                                                                                                         17,611,700
                                                                                                                    ---------------
THAILAND: 1.14%
      308,100  ADVANCED INFO SERVICE PCL (COMMUNICATIONS)                                                                   821,822
    2,830,000  MINOR INTERNATIONAL PCL ADR (HOTELS, ROOMING HOUSES, CAMPS & OTHER
                  LODGE PLACES)                                                                                             962,734
                                                                                                                          1,784,556
                                                                                                                    ---------------
TURKEY: 1.32%
      213,800  TOFAS TURK OTOMOBIL FABRIKASI AS (TRANSPORTATION EQUIPMENT)                                                  802,939
      267,800  TURKIYE GARANTI BANKASI AS (INSURANCE AGENTS, BROKERS & SERVICE)                                           1,252,762
                                                                                                                          2,055,701
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $134,699,889)                                                                                 143,471,590
                                                                                                                    ---------------

  PRINCIPAL                                                                                   INTEREST   MATURITY
    AMOUNT                                                                                      RATE       DATE
-------------                                                                                 --------  ----------
FOREIGN CORPORATE BONDS: 0.11%
BRAZIL: 0.11%
      303,000  LUPATECH COVERTIBLE BOND SERIES 1 (INDUSTRIALS & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT) (i)(a)                                                    6.50%   04/15/2018          174,378
                                                                                                                    ---------------
TOTAL FOREIGN CORPORATE BONDS (COST $160,804)                                                                               174,378
                                                                                                                    ---------------

    SHARES                                                                                      YIELD
-------------                                                                                 --------
PREFERRED STOCKS: 3.85%
      106,000  AES TIETE SA (ELECTRIC DISTRIBUTION, TRANSMISSION)                               0.61%                     1,150,392
       95,150  BANCO BRADESCO SA (DEPOSITORY INSTITUTIONS)                                      0.15                      1,754,953
      141,720  BANCO ITAU HOLDING FINANCEIRA SA (DEPOSITORY INSTITUTIONS)                       0.12                      3,107,982
TOTAL PREFERRED STOCKS (COST $5,239,300)                                                                                  6,013,327
                                                                                                                    ---------------

                                                                                              INTEREST
  PRINCIPAL                                                                                     RATE
-------------                                                                                 --------
CORPORATE BONDS: 0.10%
UNITED STATES: 0.10%
$     139,716  GRYPHON FUNDING LIMITED (FINANCIAL SERVICES) (i)(a)                              0.00%   08/05/2010           57,423
      178,236  VFNC CORPORATION (FINANCIAL SERVICES)+++/-(i)(a)                                 0.46    09/30/2010           96,247
                                                                                                                            153,670
                                                                                                                    ---------------
TOTAL CORPORATE BONDS (COST $141,605)                                                                                       153,670
                                                                                                                    ---------------

               Wells Fargo Advantage International Stock Funds 33


Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING MARKETS EQUITY FUND

    SHARES     SECURITY NAME                                                                    YIELD                    VALUE
-------------  -----------------------------------------------------------------------------  --------              ---------------
SHORT-TERM INVESTMENTS: 3.97%
MUTUAL FUNDS: 3.97%
    6,193,412  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)~                                  0.09%               $     6,193,412
TOTAL SHORT-TERM INVESTMENTS (COST $6,193,412)                                                                            6,193,412
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $146,435,010)*                 99.90%                                                                             156,006,377
OTHER ASSETS AND LIABILITIES, NET     0.10                                                                                  154,347
                                    ------                                                                          ---------------
TOTAL NET ASSETS                    100.00%                                                                         $   156,160,724
                                    ------                                                                          ---------------

----------
(l)  Investment in an affiliate.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(i)  Illiquid security.

(u)  Rate shown is the 7-day annualized yield at period end.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

* Cost for federal income tax purposes is $146,726,289 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 20,127,294
Gross unrealized depreciation    (10,847,206)
                                ------------
Net unrealized appreciation     $  9,280,088

The accompanying notes are an integral part of these financial statements.

               34 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
COMMON STOCKS: 96.01%
ARGENTINA: 0.20%
          730  IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                             $         7,885
                                                                                                                    ---------------
AUSTRALIA: 3.54%
        3,893  AMP LIMITED (INSURANCE CARRIERS)                                                                              22,363
          581  ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                     18,095
          638  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                      32,956
           44  MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          1,908
          777  NEWCREST MINING LIMITED (METAL MINING)                                                                        23,401
        1,905  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                              14,929
        1,048  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                         26,774
                                                                                                                            140,426
                                                                                                                    ---------------
AUSTRIA: 0.31%
          363  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                              12,488
                                                                                                                    ---------------
BELGIUM: 0.97%
        2,619  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                         20,269
          364  ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                             18,336
                                                                                                                             38,605
                                                                                                                    ---------------
BRAZIL: 0.39%
          838  BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                               15,444
                                                                                                                    ---------------
CANADA: 6.54%
          456  AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                                     25,386
        1,546  BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                 39,299
          899  CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                                     66,537
          850  ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                                    26,446
          423  GOLDCORP INCORPORATED (METAL MINING)                                                                          15,805
          906  PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                                    17,600
          387  POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                                              46,188
          298  RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                          22,037
                                                                                                                            259,298
                                                                                                                    ---------------
CHINA: 4.51%
       17,000  CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                        12,699
        1,957  CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                         18,828
          381  CHINA MOBILE LIMITED ADR (COMMUNICATIONS)                                                                     18,334
          521  NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)+                                                             18,480
        1,703  SINA CORPORATION (BUSINESS SERVICES)+                                                                         64,186
          500  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                     10,033
        1,630  VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)+                                                      36,333
                                                                                                                            178,893
                                                                                                                    ---------------
DENMARK: 0.34%
          161  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                       13,513
                                                                                                                    ---------------
FINLAND: 0.44%
        1,114  NOKIA OYJ (COMMUNICATIONS)                                                                                    17,348
                                                                                                                    ---------------
FRANCE: 6.34%
          272  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          16,962
        1,118  AXA SA (INSURANCE CARRIERS)                                                                                   24,870
          385  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                      29,567
          450  COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                                                       21,637

               Wells Fargo Advantage International Stock Funds 35


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
FRANCE (continued)
          524  FRANCE TELECOM SA (COMMUNICATIONS)                                                                   $        12,538
          389  LVMH MOET HENNESSY LOUIS VUITTON SA (APPAREL & TEXTILES)                                                      45,468
          272  PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                                    36,212
          397  PUBLICIS GROUPE (BUSINESS SERVICES)                                                                           16,987
          410  TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          33,337
          237  TOTAL SA (OIL & GAS EXTRACTION)                                                                               13,758
                                                                                                                            251,336
                                                                                                                    ---------------
GERMANY: 9.33%
          908  ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                   48,565
          302  AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  10,860
          201  ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                              25,202
          283  BASF AG (OIL & GAS EXTRACTION)                                                                                17,552
          335  BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                        22,660
        1,316  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                         61,953
          133  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                    10,245
          311  DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                                        23,052
          140  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  11,765
        2,775  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)+                                                                                19,261
          675  KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                                   19,952
          331  LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                         15,252
          159  METRO AG (FOOD STORES)                                                                                         9,432
          166  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                            26,939
          155  SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                                      14,389
          192  SAP AG (BUSINESS SERVICES)                                                                                     9,299
          237  SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                           23,736
                                                                                                                            370,114
                                                                                                                    ---------------
GREECE: 0.77%
        2,617  HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   22,975
          376  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                           7,567
                                                                                                                             30,542
                                                                                                                    ---------------
HONG KONG: 0.29%
          700  HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                                      11,684
                                                                                                                    ---------------
IRELAND: 0.38%
        1,529  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                    15,047
                                                                                                                    ---------------
ISRAEL: 0.28%
          179  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                               11,291
                                                                                                                    ---------------
JAPAN: 17.25%
        2,000  ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          22,526
          600  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                 27,789
          100  EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                           6,962
        2,200  ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                 43,322
       33,000  ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                               89,304
        1,800  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      37,737
        1,400  MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   46,123
        1,300  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      21,845
        2,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                28,174
        6,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                          23,682
        4,300  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    31,690
          150  ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                         13,301
        2,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)(a)                                                    14,257

               36 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
JAPAN (continued)
       16,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           $        96,353
          400  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      26,612
          300  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                 19,895
        5,000  TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                 25,832
        9,000  TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      38,314
          300  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                     12,017
          300  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                            28,976
           81  YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                                     29,501
                                                                                                                            684,212
                                                                                                                    ---------------
LUXEMBOURG: 0.54%
          491  ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                         21,546
                                                                                                                    ---------------
NETHERLANDS: 6.62%
        1,256  ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      44,887
          404  BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                                      14,174
          850  ING GROEP NV (FINANCIAL SERVICES)                                                                              8,486
        1,586  NEW WORLD RESOURCES NV (ENERGY)                                                                               18,664
        1,631  RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                                      77,509
        1,434  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                         43,375
        2,940  USG PEOPLE NV (BUSINESS SERVICES)                                                                             55,513
                                                                                                                            262,608
                                                                                                                    ---------------
NORWAY: 0.35%
        1,033  TELENOR ASA (COMMUNICATIONS)                                                                                  14,009
                                                                                                                    ---------------
POLAND: 0.27%
          184  BANK PEKAO SA (DEPOSITORY INSTITUTIONS)                                                                       10,692
                                                                                                                    ---------------
RUSSIA: 1.28%
          423  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                             9,928
          244  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                             13,835
          945  MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                         26,857
                                                                                                                             50,620
                                                                                                                    ---------------
SINGAPORE: 0.26%
        1,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                          10,222
                                                                                                                    ---------------
SOUTH KOREA: 0.85%
           12  LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 13,989
           27  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                 19,520
                                                                                                                             33,509
                                                                                                                    ---------------
SPAIN: 1.81%
        1,374  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                  18,261
        3,459  CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                           17,141
          360  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                    23,731
          540  TELEFONICA SA (COMMUNICATIONS)                                                                                12,793
                                                                                                                             71,926
                                                                                                                    ---------------
SWEDEN: 1.18%
          269  HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                                      17,476
        1,691  NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                      16,686
          704  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                    12,792
                                                                                                                             46,954
                                                                                                                    ---------------

               Wells Fargo Advantage International Stock Funds 37


Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE FUND

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  --------------------------------------------------------------------------------------------         ---------------
SWITZERLAND: 11.70%
        1,872  ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                        $        40,888
          526  ADECCO SA (BUSINESS SERVICES)                                                                                 29,857
          541  COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    20,949
          989  CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                                 50,979
        1,413  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                           72,365
          775  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                     41,859
          304  ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                               49,302
          254  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                          80,989
          441  TRANSOCEAN LIMITED (OIL & GAS FIELD SERVICES)+                                                                38,094
          152  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                             38,966
                                                                                                                            464,248
                                                                                                                    ---------------
TAIWAN: 0.44%
        1,000  MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                 17,350
                                                                                                                    ---------------
UNITED KINGDOM: 18.83%
          677  ANGLO AMERICAN PLC (COAL MINING)                                                                              29,526
        2,861  ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                                     45,152
        9,377  ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                                  13,582
        7,432  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                        40,635
        1,059  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                           18,328
        1,965  BHP BILLITON PLC (COAL MINING)                                                                                67,391
        6,726  BP PLC (OIL & GAS EXTRACTION)                                                                                 63,629
        3,644  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                                   13,437
        1,859  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                  20,156
        2,540  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    21,065
          483  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                              9,276
       19,516  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                           32,133
        6,544  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                   66,336
        1,116  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        17,477
          456  INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                        10,089
        2,976  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         15,386
        2,808  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             9,136
       17,341  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                                16,518
          279  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                          9,162
          281  RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                         15,424
        1,079  RIO TINTO PLC (METAL MINING)                                                                                  63,940
        1,453  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                          42,114
        2,144  SAVILLS PLC (SOCIAL SERVICES)                                                                                 11,322
          493  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                              13,448
          848  TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                                 10,533
        6,103  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                           14,077
        2,010  WPP PLC (COMMUNICATIONS)                                                                                      20,833
        1,932  XSTRATA PLC (METAL MINING)                                                                                    36,604
                                                                                                                            746,709
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $3,004,346)                                                                                     3,808,519
                                                                                                                    ---------------
INVESTMENT COMPANIES: 0.87%
          615  ISHARES MSCI EAFE INDEX FUND                                                                                  34,440
                                                                                                                    ---------------
TOTAL INVESTMENT COMPANIES (COST $35,360)                                                                                    34,440
                                                                                                                    ---------------

               38 Wells Fargo Advantage International Stock Funds


                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE FUND

    SHARES     SECURITY NAME                                                                                 YIELD       VALUE
-------------  --------------------------------------------------------------------------------------------  -----  ---------------
PREFERRED STOCKS: 1.71%
          898  FRESENIUS AG (HEALTHCARE)                                                                     6.00%  $        67,800
                                                                                                                    ---------------
TOTAL PREFERRED STOCKS (COST $47,596)                                                                                        67,800
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 1.90%
MUTUAL FUNDS: 1.90%
       75,185  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)~                                               0.09            75,185
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $75,185)                                                                                  75,185
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,162,487)*                  100.49%                                                                               3,985,944
OTHER ASSETS AND LIABILITIES, NET    (0.49)                                                                                 (19,344)
                                    ------                                                                          ---------------
TOTAL NET ASSETS                    100.00%                                                                         $     3,966,600
                                    ------                                                                          ---------------

----------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

* Cost for federal income tax purposes is $3,276,888 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $791,332
Gross unrealized depreciation    (82,276)
                                --------
Net unrealized appreciation     $709,056

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

               40 Wells Fargo Advantage International Stock Funds


                Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

                                                                              Asia Pacific
                                                                                  Fund
                                                                             -------------
ASSETS
   Investments
      In unaffiliated securities .........................................   $ 342,729,085
      In affiliated securities ...........................................       5,310,597
                                                                             -------------
   Total investments, at value (see cost below) ..........................     348,039,682
   Cash ..................................................................               0
   Receivable for Fund shares issued .....................................         909,594
   Foreign currency, at value (see cost below) ...........................         534,248
   Receivable for investments sold .......................................       1,740,015
   Receivables for dividends and interest ................................       1,040,194
   Receivable from investment advisor and affiliates .....................               0
   Unrealized gains on forward currency exchange contracts ...............               0
                                                                             -------------
Total assets .............................................................     352,263,733
                                                                             -------------
LIABILITIES
   Foreign taxes payable .................................................         162,722
   Payable for Fund shares redeemed ......................................         495,586
   Payable for investments purchased .....................................       6,806,475
   Payable to investment advisor and affiliates ..........................         420,584
   Unrealized losses on forward currency exchange contracts ..............               0
   Accrued expenses and other liabilities ................................          95,951
                                                                             -------------
Total liabilities ........................................................       7,981,318
                                                                             -------------
TOTAL NET ASSETS .........................................................   $ 344,282,415
                                                                             -------------
NET ASSETS CONSIST OF
   Paid-in capital .......................................................   $ 500,411,853
   Undistributed/overdistributed net investment income (loss) ............      (3,019,745)
   Accumulated net realized gain (loss) on investments ...................    (180,591,633)
   Net unrealized appreciation (depreciation) of investments .............      27,481,940
                                                                             -------------
TOTAL NET ASSETS .........................................................   $ 344,282,415
                                                                             -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ..................................................   $  79,473,037
   Shares outstanding - Class A ..........................................       8,622,184
   Net asset value per share - Class A ...................................   $        9.22
   Maximum offering price per share - Class A(2) .........................   $        9.78
   Net assets - Class B ..................................................              NA
   Shares outstanding - Class B ..........................................              NA
   Net asset value and offering price per share - Class B ................              NA
   Net assets - Class C ..................................................   $   1,406,936
   Shares outstanding - Class C ..........................................         154,875
   Net asset value and offering price per share - Class C ................   $        9.08
   Net assets - Administrator Class ......................................              NA
   Shares outstanding - Administrator Class ..............................              NA
   Net asset value and offering price per share - Administrator Class ....              NA
   Net assets - Institutional Class ......................................              NA
   Shares outstanding - Institutional Class ..............................              NA
   Net asset value and offering price per share - Institutional Class ....              NA
   Net assets - Investor Class ...........................................   $ 263,402,442
   Shares outstanding - Investor Class ...................................      28,579,777
   Net asset value and offering price per share - Investor Class .........   $        9.22
                                                                             -------------
Investments, at cost .....................................................   $ 320,569,089
                                                                             -------------
Foreign currency, at cost ................................................   $     533,389
                                                                             -------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 41


Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

 Diversified       Emerging
International   Markets Equity   International
    Fund             Fund          Core Fund
-------------   --------------   -------------


$ 413,715,749    $149,812,965     $ 3,910,759
    8,998,949       6,193,412          75,185
-------------   --------------   -------------
  422,714,698     156,006,377       3,985,944
      186,002               0               0
      142,437          32,274          14,135
    4,238,568       1,137,144          25,951
      973,022       5,467,476               0
    1,343,586          94,497          10,346
            0               0          16,122
      158,778               0           4,687
-------------   --------------   -------------
  429,757,091     162,737,768       4,057,185
-------------   --------------   -------------

       73,925         282,144             547
      296,372         191,160          30,918
    3,037,570       5,803,298          40,266
      438,349         190,153               0
       17,155               0             492
      112,315         110,289          18,362
-------------   --------------   -------------
    3,975,686       6,577,044          90,585
-------------   --------------   -------------
$ 425,781,405    $156,160,724     $ 3,966,600
-------------   --------------   -------------

$ 530,431,785    $183,936,014     $ 6,324,396
    1,445,948      (1,101,278)        (29,639)
 (137,548,123)    (36,263,372)     (3,155,799)
   31,451,795       9,589,360         827,642
-------------   --------------   -------------
$ 425,781,405    $156,160,724     $ 3,966,600
-------------   --------------   -------------

$  30,595,598    $130,675,667     $ 2,696,006
    3,141,956       3,539,501         273,962
$        9.74    $      36.92     $      9.84
$       10.33    $      39.17     $     10.44
$   1,432,887    $  3,346,814     $   887,556
      154,848          94,913          92,415
$        9.25    $      35.26     $      9.60
$     755,073    $  1,994,524     $   310,155
       82,906          56,792          31,906
$        9.11    $      35.12     $      9.72
$ 263,187,640    $ 20,143,719     $    72,883
   27,093,720         546,239           7,507
$        9.71    $      36.88     $      9.71
$  81,885,904              NA              NA
    8,431,893              NA              NA
$        9.71              NA              NA
$  47,924,303              NA              NA
    4,937,457              NA              NA
$        9.71              NA              NA
-------------   --------------   -------------
$ 391,390,588    $146,435,010     $ 3,162,487
-------------   --------------   -------------
$   4,253,302    $  1,126,947     $    25,755
-------------   --------------   -------------

               42 Wells Fargo Advantage International Stock Funds


   Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

                                                                                        Asia Pacific
                                                                                            Fund
                                                                                        ------------
INVESTMENT INCOME
   Dividends(1) .....................................................................    $ 2,019,703
   Interest(2) ......................................................................          6,491
   Income from affiliated securities ................................................          4,268
   Securities lending income ........................................................         13,095
                                                                                         -----------
Total investment income .............................................................      2,043,557
                                                                                         -----------
EXPENSES
   Advisory fees ....................................................................      1,960,086
   Administration fees
      Fund level ....................................................................         89,095
      Class A .......................................................................        115,274
      Class B .......................................................................             NA
      Class C .......................................................................          1,796
      Administrator Class ...........................................................             NA
      Institutional Class ...........................................................             NA
      Investor Class ................................................................        518,239
   Custody fees .....................................................................        230,661
   Shareholder servicing fees
      Class A .......................................................................        100,068
      Class B .......................................................................             NA
      Class C .......................................................................          1,604
      Administrator Class ...........................................................             NA
      Investor Class ................................................................        339,696
   Accounting fees ..................................................................         14,608
   Distribution fees
      Class B .......................................................................             NA
      Class C .......................................................................          4,811
   Professional fees ................................................................         25,085
   Registration fees ................................................................         17,951
   Shareholder reports ..............................................................         49,863
   Trustees' fees ...................................................................          5,274
   Interest expense .................................................................            500
   Other fees and expenses ..........................................................         12,813
                                                                                         -----------
Total expenses ......................................................................      3,487,424
                                                                                         -----------
LESS
   Waived fees and/or reimbursed expenses ...........................................       (605,336)
   Net expenses .....................................................................      2,882,088
                                                                                         -----------
Net investment income (loss) ........................................................       (838,531)
                                                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency translation .....     13,357,472
   Forward foreign currency contracts ...............................................              0
                                                                                         -----------
Net realized loss from investments ..................................................     13,357,472
                                                                                         -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency translation .....      8,485,846
   Forward foreign currency contracts ...............................................              0
                                                                                         -----------
Net change in unrealized appreciation (depreciation) of investments .................      8,485,846
                                                                                         -----------
Net realized and unrealized gain on investments .....................................     21,843,318
                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................    $21,004,787
                                                                                         -----------
1. Net of foreign withholding taxes of ..............................................    $   196,762
2. Net of foreign withholding taxes of ..............................................              0

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 43


Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

 Diversified       Emerging
International   Markets Equity   International
    Fund             Fund          Core Fund
-------------   --------------   -------------

 $ 3,166,309      $   661,318      $  24,850
       1,052            4,818              0
       4,018            2,854            414
      18,375            5,581             75
 -----------      -----------      ---------
   3,189,754          674,571         25,339
 -----------      -----------      ---------

   1,943,931          829,403         18,505

     102,312           37,700            974
      43,365          176,694          3,612
       2,204            4,639          1,275
       1,035            2,644            464
     127,442            9,694             37
      29,440               NA             NA
      90,202               NA             NA
     107,874          229,847         42,323

      38,718          157,762          3,225
       1,968            4,142          1,139
         925            2,361            415
     318,605           23,984             92
      59,143               NA             NA
      27,208            6,360          7,254

       5,903           12,426          3,416
       2,773            7,082          1,244
      26,930           21,911         21,168
      23,935           18,532         14,959
      54,849           16,940          1,496
       5,274            5,274          5,274
           0                0              0
      29,398            7,894          8,164
 -----------      -----------      ---------
   3,043,434        1,575,289        135,036
 -----------      -----------      ---------

    (615,767)        (178,373)      (102,002)
   2,427,667        1,396,916         33,034
 -----------      -----------      ---------
     762,087         (722,345)        (7,695)
 -----------      -----------      ---------


   2,971,320        4,674,479        157,030
    (822,436)               0        (25,520)
 -----------      -----------      ---------
   2,148,884        4,674,479        131,510
 -----------      -----------      ---------

   8,064,858        6,961,121         38,026
     933,766                0         26,986
 -----------      -----------      ---------
   8,998,624        6,961,121         65,012
 -----------      -----------      ---------
  11,147,508       11,635,600        196,522
 -----------      -----------      ---------
 $11,909,595      $10,913,255      $ 188,827
 -----------      -----------      ---------
 $   224,236      $   108,381      $   1,949
         206                0              0

               44 Wells Fargo Advantage International Stock Funds


                                             Statements of Changes in Net Assets

                                                                                                ASIA PACIFIC FUND
                                                                                       -------------------------------------
                                                                                           For the
                                                                                       Six Months Ended        For the
                                                                                        March 31, 2010        Year Ended
                                                                                          (Unaudited)     September 30, 2009
                                                                                       ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ............................................................     $365,008,788        $ 371,815,029
OPERATIONS
   Net investment income (loss) ....................................................         (838,531)           3,948,439
   Net realized gain (loss) on investments .........................................       13,357,472         (130,212,447)
   Net change in unrealized appreciation (depreciation) of investments .............        8,485,846          141,256,095
                                                                                         ------------        -------------
Net increase (decrease) in net assets resulting from operations ....................       21,004,787           14,992,087
                                                                                         ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ......................................................................       (1,321,981)             (91,233)
      Class B ......................................................................               NA                   NA
      Class C ......................................................................          (14,818)                   0
      Administrator Class ..........................................................               NA                   NA
      Institutional Class ..........................................................               NA                   NA
      Investor Class ...............................................................       (4,242,210)             (64,334)
   Net realized gains
      Class A ......................................................................                0                    0
      Class B ......................................................................               NA                   NA
      Class C ......................................................................                0                    0
      Administrator Class ..........................................................               NA                   NA
      Institutional Class ..........................................................               NA                   NA
      Investor Class ...............................................................                0                    0
                                                                                         ------------        -------------
Total distributions to shareholders ................................................       (5,579,009)            (155,567)
                                                                                         ------------        -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .............................................        6,888,672           71,967,560
   Proceeds from redemption fees - Class A .........................................                0               11,996
   Reinvestment of distributions - Class A .........................................        1,308,607               89,988
   Cost of shares redeemed - Class A ...............................................      (18,068,111)         (37,896,181)
                                                                                         ------------        -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A .......................................................       (9,870,832)          34,173,363
                                                                                         ------------        -------------
   Proceeds from shares sold - Class B .............................................               NA                   NA
   Proceeds from redemption fees - Class B .........................................               NA                   NA
   Reinvestment of distributions - Class B .........................................               NA                   NA
   Cost of shares redeemed - Class B ...............................................               NA                   NA
                                                                                         ------------        -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B .......................................................               NA                   NA
                                                                                         ------------        -------------
   Proceeds from shares sold - Class C .............................................          990,760              565,649
   Proceeds from redemption fees - Class C .........................................                0                  235
   Reinvestment of distributions - Class C .........................................           11,415                    0
   Cost of shares redeemed - Class C ...............................................         (254,467)            (516,298)
                                                                                         ------------        -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C .......................................................          747,708               49,586
                                                                                         ------------        -------------
   Proceeds from shares sold - Administrator Class .................................               NA                   NA
   Proceeds from redemption fees - Administrator Class .............................               NA                   NA
   Reinvestment of distributions - Administrator Class .............................               NA                   NA
   Cost of shares redeemed - Administrator Class ...................................               NA                   NA
                                                                                         ------------        -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ...........................................               NA                   NA
                                                                                         ------------        -------------
   Proceeds from shares sold - Institutional Class .................................               NA                   NA
   Proceeds from redemption fees - Institutional Class .............................               NA                   NA
   Reinvestment of distributions - Institutional Class .............................               NA                   NA
   Cost of shares redeemed - Institutional Class ...................................               NA                   NA
                                                                                         ------------        -------------
   Net increase in net assets resulting from capital share
      transactions - Institutional Class ...........................................               NA                   NA
                                                                                         ------------        -------------
   Proceeds from shares sold - Investor Class ......................................       22,475,132           68,292,564
   Proceeds from redemption fees - Investor Class ..................................                0              115,686
   Reinvestment of distributions - Investor Class ..................................        3,776,305               69,036
   Cost of shares redeemed - Investor Class ........................................      (53,280,464)        (124,342,996)
                                                                                         ------------        -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class ................................................      (27,029,027)         (55,865,710)
                                                                                         ------------        -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ............................................................      (36,152,151)         (21,642,761)
                                                                                         ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................................      (20,726,373)          (6,806,241)
                                                                                         ------------        -------------
ENDING NET ASSETS ..................................................................     $344,282,415        $ 365,008,788
                                                                                         ------------        -------------
Ending balance of undistributed/overdistributed net investment income (loss) .......     $ (3,019,746)       $   3,397,795
                                                                                         ------------        -------------

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 45


Statements of Changes in Net Assets

    DIVERSIFIED INTERNATIONAL FUND          EMERGING MARKETS EQUITY FUND              INTERNATIONAL CORE FUND
-------------------------------------   -------------------------------------   -------------------------------------
    For the                                  For the                                For the
Six Months Ended         For the        Six Months Ended         For the        Six Months Ended        For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
  (Unaudited)      September 30, 2009      (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009
----------------   ------------------   ----------------   ------------------   ----------------   ------------------
  $412,470,264       $ 442,539,093        $151,872,303        $153,203,757         $3,965,161         $ 6,404,099
       762,087           6,582,813            (722,345)            934,671             (7,695)             37,190
     2,148,884        (130,953,883)          4,674,479         (41,566,034)           131,510          (2,931,088)
     8,998,624         121,381,584           6,961,121          55,359,772             65,012           1,904,716
  ------------       -------------        ------------        ------------         ----------         -----------
    11,909,595          (2,989,486)         10,913,255          14,728,409            188,827            (989,182)
  ------------       -------------        ------------        ------------         ----------         -----------
      (405,811)           (834,050)           (301,734)           (262,002)           (20,497)            (54,288)
       (12,664)            (27,342)                  0                   0             (4,867)            (15,081)
        (6,723)            (13,834)                  0                   0               (817)             (5,008)
    (3,609,906)         (5,483,367)            (89,675)           (163,718)            (3,412)             (8,837)
    (1,123,456)         (1,866,504)                 NA                  NA                 NA                  NA
      (615,434)         (1,210,765)                 NA                  NA                 NA                  NA
             0          (3,935,605)                  0          (4,562,635)                 0                   0
             0            (310,070)                  0            (141,751)                 0                   0
             0            (109,685)                  0             (64,462)                 0                   0
             0         (30,223,107)                  0            (932,128)                 0                   0
             0          (7,062,741)                 NA                  NA                 NA                  NA
             0          (5,084,976)                 NA                  NA                 NA                  NA
  ------------       -------------        ------------        ------------         ----------         -----------
    (5,773,994)        (56,162,046)           (391,409)         (6,126,696)           (29,593)            (83,214)
  ------------       -------------        ------------        ------------         ----------         -----------
       570,807           1,857,926           2,872,169           7,096,778            206,992             300,818
             0               2,603                   0               2,979                  0                 758
       388,860           4,564,265             286,521           4,579,571             19,828              50,016
    (2,485,571)         (6,058,882)         (8,295,185)        (16,208,635)          (189,539)           (808,367)
  ------------       -------------        ------------        ------------         ----------         -----------
    (1,525,904)            365,912          (5,136,495)         (4,529,307)            37,281            (456,775)
  ------------       -------------        ------------        ------------         ----------         -----------
         2,657              50,843              54,689             125,273              1,730              83,818
             0                 377                   0                 109                  0                 404
        11,744             324,807                   0             133,900              4,797              14,268
      (336,446)         (1,141,584)           (443,118)           (605,208)          (144,227)           (554,163)
  ------------       -------------        ------------        ------------         ----------         -----------
      (322,045)            765,557            (388,429)           (345,926)          (137,700)           (445,673)
  ------------       -------------        ------------        ------------         ----------         -----------
       101,176              62,101             200,058             379,495             22,844              37,584
             0                  75                   0                  47                  0                 124
         5,521             100,196                   0              60,876                798               4,454
       (79,636)           (231,760)           (152,757)           (461,579)           (76,158)           (179,295)
  ------------       -------------        ------------        ------------         ----------         -----------
        27,061             (69,388)             47,301             (21,161)           (52,516)           (173,133)
  ------------       -------------        ------------        ------------         ----------         -----------
    17,348,215          68,497,058             509,948             967,777                  0           1,580,541
             0              26,011                   0                 630                  0                  96
     2,060,467          20,422,298              70,198             888,666              2,741               8,668
   (21,244,379)        (82,258,132)         (1,335,948)         (6,893,846)            (7,601)         (1,906,266)
  ------------       -------------        ------------        ------------         ----------         -----------
    (1,835,697)          6,687,235            (755,802)         (5,036,773)            (4,860)           (316,961)
  ------------       -------------        ------------        ------------         ----------         -----------
    10,184,967          13,300,100                  NA                  NA                 NA                  NA
             0               3,140                  NA                  NA                 NA                  NA
     1,121,530           8,922,202                  NA                  NA                 NA                  NA
      (223,283)         (6,416,092)                 NA                  NA                 NA                  NA
  ------------       -------------        ------------        ------------         ----------         -----------
    11,083,214          15,809,350                  NA                  NA                 NA                  NA
  ------------       -------------        ------------        ------------         ----------         -----------
     2,157,484           6,257,397                  NA                  NA                 NA                  NA
             0                 941                  NA                  NA                 NA                  NA
       605,441           6,186,784                  NA                  NA                 NA                  NA
    (3,014,014)         (5,389,971)                 NA                  NA                 NA                  NA
  ------------       -------------        ------------        ------------         ----------         -----------
      (251,089)          7,055,151                  NA                  NA                 NA                  NA
  ------------       -------------        ------------        ------------         ----------         -----------
     7,175,540          29,082,703          (6,233,425)         (9,933,167)          (157,795)         (1,366,542)
  ------------       -------------        ------------        ------------         ----------         -----------
    13,311,141         (30,068,829)          4,288,421          (1,331,454)             1,439          (2,438,938)
  ------------       -------------        ------------        ------------         ----------         -----------
  $425,781,405       $ 412,470,264        $156,160,724        $151,872,303         $3,966,600         $ 3,965,161
  ------------       -------------        ------------        ------------         ----------         -----------
  $  1,445,948       $   6,457,855        $ (1,101,278)       $     12,476         $  (29,639)        $     7,649
  ------------       -------------        ------------        ------------         ----------         -----------

               46 Wells Fargo Advantage International Stock Funds


                                             Statements of Changes in Net Assets

                                                                                            ASIA PACIFIC FUND
                                                                                   -------------------------------------
                                                                                       For the
                                                                                   Six Months Ended         For the
                                                                                    March 31, 2010        Year Ended
                                                                                      (Unaudited)     September 30, 2009
                                                                                   ----------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .......................................................         756,286           9,011,062
   Shares issued in reinvestment of distributions - Class A ....................         147,698              13,760
   Shares redeemed - Class A ...................................................      (1,939,785)         (4,768,052)
                                                                                      ----------         -----------
   Net increase (decrease) in shares outstanding - Class A .....................      (1,035,801)          4,256,770
                                                                                      ----------         -----------
   Shares sold - Class B .......................................................              NA                  NA
   Shares issued in reinvestment of distributions - Class B ....................              NA                  NA
   Shares redeemed - Class B ...................................................              NA                  NA
                                                                                      ----------         -----------
   Net decrease in shares outstanding - Class B ................................              NA                  NA
                                                                                      ----------         -----------
   Shares sold - Class C .......................................................          54,201              85,215
   Shares issued in reinvestment of distributions - Class C ....................           1,306                   0
   Shares redeemed - Class C ...................................................         (28,852)            (73,641)
                                                                                      ----------         -----------
   Net increase (decrease) in shares outstanding - Class C .....................          26,655              11,574
                                                                                      ----------         -----------
   Shares sold - Administrator Class ...........................................              NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ........              NA                  NA
   Shares redeemed - Administrator Class .......................................              NA                  NA
                                                                                      ----------         -----------
   Net increase (decrease) in shares outstanding - Administrator Class .........              NA                  NA
                                                                                      ----------         -----------
   Shares sold - Institutional Class ...........................................              NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ........              NA                  NA
   Shares redeemed - Institutional Class .......................................              NA                  NA
                                                                                      ----------         -----------
   Net increase in shares outstanding - Institutional Class ....................              NA                  NA
                                                                                      ----------         -----------
   Shares sold - Investor Class ................................................       2,494,543           9,886,240
   Shares issued in reinvestment of distributions - Investor Class .............         426,220              10,503
   Shares redeemed - Investor Class ............................................      (5,973,168)        (18,517,314)
                                                                                      ----------         -----------
   Net increase (decrease) in shares outstanding - Investor Class ..............      (3,052,405)         (8,620,571)
                                                                                      ----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................................      (4,061,551)         (4,352,227)
                                                                                      ----------         -----------

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 47


Statements of Changes in Net Assets

    DIVERSIFIED INTERNATIONAL FUND           EMERGING MARKETS EQUITY FUND              INTERNATIONAL CORE FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                For the
Six Months Ended         For the        Six Months Ended         For the        Six Months Ended         For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009     (Unaudited)      September 30, 2009     (Unaudited)      September 30, 2009
----------------   ------------------   ----------------   ------------------   ----------------   ------------------
      60,116              241,040             80,351             265,125             21,726              36,688
      41,062              602,566              8,078             211,235              2,132               5,968
    (258,165)            (782,007)          (176,556)           (660,055)           (19,759)           (100,113)
  ----------          -----------           --------            --------            -------            --------
    (156,987)              61,599            (88,127)           (183,695)             4,099             (57,457)
  ----------          -----------           --------            --------            -------            --------
         283                6,253              1,669               4,820                183               9,841
       1,302               45,702                  0               6,450                527               1,732
     (37,506)            (151,513)           (13,131)            (25,595)           (15,644)            (69,722)
  ----------          -----------           --------            --------            -------            --------
     (35,921)             (99,558)           (11,462)            (14,325)           (14,934)            (58,149)
  ----------          -----------           --------            --------            -------            --------
      11,057                8,892              5,569              15,606              2,425               5,170
         622               14,241                  0               2,944                 87                 536
      (8,863)             (33,613)            (4,507)            (20,331)            (8,285)            (22,777)
  ----------          -----------           --------            --------            -------            --------
       2,816              (10,480)             1,062              (1,781)            (5,773)            (17,071)
  ----------          -----------           --------            --------            -------            --------
   1,878,436            9,337,306             14,117              41,277                  0             194,651
     218,270            2,701,215              1,983              40,749                299               1,011
  (2,206,346)         (10,007,572)           (37,984)           (299,364)              (811)           (233,371)
  ----------          -----------           --------            --------            -------            --------
    (109,640)           2,030,949            (21,884)           (217,338)              (512)            (37,709)
  ----------          -----------           --------            --------            -------            --------
   1,076,125            1,706,745                 NA                  NA                 NA                  NA
     118,932            1,178,135                 NA                  NA                 NA                  NA
     (22,897)            (726,717)                NA                  NA                 NA                  NA
  ----------          -----------           --------            --------            -------            --------
   1,172,160            2,158,163                 NA                  NA                 NA                  NA
  ----------          -----------           --------            --------            -------            --------
     223,931              799,623                 NA                  NA                 NA                  NA
      64,136              818,321                 NA                  NA                 NA                  NA
    (316,384)            (680,448)                NA                  NA                 NA                  NA
  ----------          -----------           --------            --------            -------            --------
     (28,317)             937,496                 NA                  NA                 NA                  NA
  ----------          -----------           --------            --------            -------            --------
     844,111            5,078,169           (120,411)           (417,139)           (17,120)           (170,386)
  ----------          -----------           --------            --------            -------            --------

               48 Wells Fargo Advantage International Stock Funds


                                                            Financial Highlights

                                                        Beginning       Net       Net Realized    Distributions
                                                        Net Asset   Investment   and Unrealized      from Net      Distributions
                                                        Value Per     Income       Gain (Loss)      Investment       from Net
                                                          Share       (Loss)     on Investments       Income      Realized Gains
                                                        ---------   ----------   --------------   -------------   --------------
ASIA PACIFIC FUND
Class A
October 1, 2009 to March 31, 2010 (Unaudited) .......     $ 8.82     (0.02)(3)        0.56            (0.14)           0.00
October 1, 2008 to September 30, 2009 ...............     $ 8.14      0.11(3)         0.59            (0.02)           0.00
October 1, 2007 to September 30, 2008 ...............     $15.83      0.09(3)        (5.20)            0.00           (2.58)
July 31, 2007(2) to September 30, 2007 ..............     $14.75      0.01            1.07             0.00            0.00
Class C
October 1, 2009 to March 31, 2010 (Unaudited) .......     $ 8.67     (0.05)(3)        0.56            (0.10)           0.00
October 1, 2008 to September 30, 2009 ...............     $ 8.05      0.05(3)         0.57             0.00            0.00
October 1, 2007 to September 30, 2008 ...............     $15.81      0.04(3)        (5.22)            0.00           (2.58)
July 31, 2007(2) to September 30, 2007 ..............     $14.75      0.00            1.06             0.00            0.00
Investor Class
October 1, 2009 to March 31, 2010 (Unaudited) .......     $ 8.81     (0.02)(3)        0.57            (0.14)           0.00
October 1, 2008 to September 30, 2009 ...............     $ 8.12      0.09(3)         0.60             0.00(6)         0.00
October 1, 2007 to September 30, 2008 ...............     $15.82      0.06(3)        (5.18)            0.00           (2.58)
October 1, 2006 to September 30, 2007 ...............     $12.56      0.05            4.97            (0.03)          (1.73)
October 1, 2005 to September 30, 2006 ...............     $11.53      0.07            2.02            (0.06)          (1.00)
January 1, 2005 to September 30, 2005(5) ............     $10.22      0.07            1.47            (0.05)          (0.18)
January 1, 2004 to December 31, 2004 ................     $ 8.98      0.05            1.75(4)         (0.03)          (0.53)
DIVERSIFIED INTERNATIONAL FUND
Class A
October 1, 2009 to March 31, 2010 (Unaudited) .......     $ 9.62      0.00(6)         0.25            (0.13)           0.00
October 1, 2008 to September 30, 2009 ...............     $11.68      0.14(3)        (0.69)           (0.23)          (1.28)
October 1, 2007 to September 30, 2008 ...............     $19.49      0.31(3)        (5.91)           (0.23)          (1.98)
October 1, 2006 to September 30, 2007 ...............     $15.91      0.24(3)         3.51            (0.17)           0.00
October 1, 2005 to September 30, 2006 ...............     $13.69      0.17(3)         2.20            (0.15)           0.00
October 1, 2004 to September 30, 2005 ...............     $11.09      0.17            2.43            (0.00)           0.00
Class B
October 1, 2009 to March 31, 2010 (Unaudited) .......     $ 9.12     (0.09)(3)        0.29            (0.07)           0.00
October 1, 2008 to September 30, 2009 ...............     $11.07      0.07(3)        (0.64)           (0.10)          (1.28)
October 1, 2007 to September 30, 2008 ...............     $18.52      0.16(3)        (5.58)           (0.05)          (1.98)
October 1, 2006 to September 30, 2007 ...............     $15.13      0.07(3)         3.36            (0.04)           0.00
October 1, 2005 to September 30, 2006 ...............     $13.03      0.07(3)         2.08            (0.05)           0.00
October 1, 2004 to September 30, 2005 ...............     $10.62      0.07            2.34            (0.00)           0.00
Class C
October 1, 2009 to March 31, 2010 (Unaudited) .......     $ 8.98     (0.04)(3)        0.25            (0.08)           0.00
October 1, 2008 to September 30, 2009 ...............     $10.98      0.07(3)        (0.65)           (0.14)          (1.28)
October 1, 2007 to September 30, 2008 ...............     $18.46      0.17(3)        (5.56)           (0.11)          (1.98)
October 1, 2006 to September 30, 2007 ...............     $15.10      0.09(3)         3.34            (0.07)           0.00
October 1, 2005 to September 30, 2006 ...............     $13.00      0.07(3)         2.09            (0.06)           0.00
October 1, 2004 to September 30, 2005 ...............     $10.60      0.06            2.34             0.00            0.00

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Commencement of Class operations.

(3.) Calculated based upon average shares outstanding.

(4.) The Fund changed its fiscal year-end from December 31 to September 30.

(5.) Amount is less than 0.005%.

(6.) Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 49


Financial Highlights

                 Ratio to Average Net Assets
 Ending                 (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total     Turnover     End of Period
  Share     Income (Loss)    Expenses   Expenses   Return(1)     Rate      (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------
  $ 9.22        (0.33)%        1.87%      1.60%       6.24%        73%           $ 79,473
  $ 8.82         1.56%         2.03%      1.60%       8.64%       185%           $ 85,156
  $ 8.14         0.77%         1.99%      1.60%     (38.53)%      187%           $ 43,946
  $15.83         0.93%         1.91%      1.50%       7.32%       184%           $    431

  $ 9.08        (1.12)%        2.63%      2.35%       5.90%        73%           $  1,407
  $ 8.67         0.73%         2.79%      2.35%       7.70%       185%           $  1,112
  $ 8.05         0.36%         2.71%      2.35%     (39.10)%      187%           $    939
  $15.81         0.08%         2.64%      2.25%       7.19%       184%           $     44

  $ 9.22        (0.51)%        1.98%      1.65%       6.28%        73%           $263,402
  $ 8.81         1.36%         2.14%      1.65%       8.53%       185%           $278,741
  $ 8.12         0.52%         2.01%      1.65%     (38.63)%      187%           $326,929
  $15.82         0.34%         1.95%      1.65%      44.31%       184%           $583,810
  $12.56         0.65%         1.96%      1.65%      19.38%       167%           $373,744
  $11.53         1.08%         1.92%      1.69%      15.38%       117%           $186,088
  $10.22         0.57%         1.80%      1.74%      20.45%       153%           $126,395

  $ 9.74        (0.04)%        1.66%      1.41%       2.59%        36%           $ 30,596
  $ 9.62         1.76%         1.76%      1.41%      (0.78)%      123%           $ 31,742
  $11.68         1.93%         1.67%      1.48%     (32.12)%       62%           $ 37,819
  $19.49         1.32%         1.70%      1.50%      23.68%        49%           $ 62,693
  $15.91         1.16%         1.67%      1.50%      17.50%        44%           $ 52,243
  $13.69         1.24%         1.66%      1.50%      23.48%        46%           $ 57,496

  $ 9.25        (2.13)%        2.41%      2.16%       2.23%        36%           $  1,433
  $ 9.12         0.93%         2.51%      2.16%      (1.50)%      123%           $  1,739
  $11.07         1.03%         2.43%      2.23%     (32.61)%       62%           $  3,213
  $18.52         0.39%         2.45%      2.25%      22.73%        49%           $  9,579
  $15.13         0.49%         2.42%      2.25%      16.57%        44%           $ 15,385
  $13.03         0.49%         2.41%      2.25%      22.69%        46%           $ 14,653

  $ 9.11        (0.93)%        2.41%      2.16%       2.40%        36%           $    755
  $ 8.98         0.92%         2.51%      2.16%      (1.47)%      123%           $    719
  $10.98         1.11%         2.42%      2.23%     (32.64)%       62%           $    995
  $18.46         0.54%         2.45%      2.25%      22.76%        49%           $  1,961
  $15.10         0.49%         2.42%      2.25%      16.65%        44%           $  1,652
  $13.00         0.42%         2.41%      2.25%      22.64%        46%           $  1,512

               50 Wells Fargo Advantage International Stock Funds


                                                            Financial Highlights

                                                        Beginning       Net       Net Realized     Distributions
                                                        Net Asset   Investment   and Unrealized       from Net     Distributions
                                                        Value Per     Income       Gain (Loss)       Investment       from Net
                                                          Share       (Loss)     on Investments        Income      Realized Gains
                                                        ---------   ----------   ---------------   -------------   --------------
Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) .......     $ 9.59       0.02(3)         0.24            (0.14)           0.00
October 1, 2008 to September 30, 2009 ...............     $11.67       0.16(3)        (0.70)           (0.26)          (1.28)
October 1, 2007 to September 30, 2008 ...............     $19.48       0.31(3)        (5.87)           (0.27)          (1.98)
October 1, 2006 to September 30, 2007 ...............     $15.90       0.26(3)         3.53            (0.21)           0.00
October 1, 2005 to September 30, 2006 ...............     $13.69       0.23(3)         2.17            (0.19)           0.00
October 1, 2004 to September 30, 2005 ...............     $11.08       0.17            2.48            (0.04)           0.00
Institutional Class
October 1, 2009 to March 31, 2010 (Unaudited) .......     $ 9.60       0.03(3)         0.23            (0.15)           0.00
October 1, 2008 to September 30, 2009 ...............     $11.69       0.18(3)        (0.70)           (0.29)          (1.28)
October 1, 2007 to September 30, 2008 ...............     $19.50       0.38(3)        (5.90)           (0.31)          (1.98)
October 1, 2006 to September 30, 2007 ...............     $15.91       0.45(3)         3.37            (0.23)           0.00
August 31, 2006(2) to September 30, 2006 ............     $15.84       0.02(3)         0.05             0.00            0.00
Investor Class
October 1, 2009 to March 31, 2010 (Unaudited) .......     $ 9.58       0.02(3)         0.23            (0.12)           0.00
October 1, 2008 to September 30, 2009 ...............     $11.68       0.14(3)        (0.70)           (0.26)          (1.28)
July 18, 2008(2) to September 30, 2008 ..............     $14.27       0.04(3)        (2.63)            0.00            0.00
EMERGING MARKETS EQUITY FUND
Class A
October 1, 2009 to March 31, 2010 (Unaudited) .......     $34.48      (0.16)(3)        2.68            (0.08)           0.00
October 1, 2008 to September 30, 2009 ...............     $31.76       0.22(3)         3.81            (0.07)          (1.24)
October 1, 2007 to September 30, 2008 ...............     $47.97       0.36(3)       (16.57)            0.00            0.00
October 1, 2006 to September 30, 2007 ...............     $33.06       0.02(3)        14.93            (0.04)           0.00
October 1, 2005 to September 30, 2006 ...............     $27.59       0.58            5.40            (0.51)           0.00
October 1, 2004 to September 30, 2005 ...............     $20.62       0.13(3)         6.84             0.00            0.00
Class B
October 1, 2009 to March 31, 2010 (Unaudited) .......     $32.98      (0.28)(3)        2.56             0.00            0.00
October 1, 2008 to September 30, 2009 ...............     $30.58       0.00(3,6)       3.64             0.00           (1.24)
October 1, 2007 to September 30, 2008 ...............     $46.55       0.00(3,6)     (15.97)            0.00            0.00
October 1, 2006 to September 30, 2007 ...............     $32.29      (0.27)(3)       14.53             0.00            0.00
October 1, 2005 to September 30, 2006 ...............     $27.02       0.30            5.33            (0.36)           0.00
October 1, 2004 to September 30, 2005 ...............     $20.34      (0.03)(3)        6.71             0.00            0.00
Class C
October 1, 2009 to March 31, 2010 (Unaudited) .......     $32.85      (0.28)(3)        2.55             0.00            0.00
October 1, 2008 to September 30, 2009 ...............     $30.45       0.00(3,6)       3.64             0.00           (1.24)
October 1, 2007 to September 30, 2008 ...............     $46.37       0.01(3)       (15.93)            0.00            0.00
October 1, 2006 to September 30, 2007 ...............     $32.17      (0.27)(3)       14.47             0.00            0.00
October 1, 2005 to September 30, 2006 ...............     $26.87       0.31            5.28            (0.29)           0.00
October 1, 2004 to September 30, 2005 ...............     $20.24      (0.05)(3)        6.68             0.00            0.00
Administrator Class
October 1, 2009 to March 31, 2010 (Unaudited) .......     $34.47      (0.12)(3)        2.69            (0.16)           0.00
October 1, 2008 to September 30, 2009 ...............     $31.84       0.26(3)         3.82            (0.21)          (1.24)
October 1, 2007 to September 30, 2008 ...............     $47.96       0.49(3)       (16.61)            0.00            0.00
October 1, 2006 to September 30, 2007 ...............     $33.04       0.07(3)        14.99            (0.14)           0.00
October 1, 2005 to September 30, 2006 ...............     $27.58       0.69            5.36            (0.59)           0.00
October 1, 2004 to September 30, 2005 ...............     $20.55       0.22(3)         6.81             0.00            0.00
INTERNATIONAL CORE FUND
Class A
October 1, 2009 to March 31, 2010 (Unaudited) .......     $ 9.44       0.01            0.47            (0.08)           0.00
October 1, 2008 to September 30, 2009 ...............     $10.87       0.13           (1.38)           (0.18)           0.00
October 1, 2007 to September 30, 2008 ...............     $17.04       0.22(3)        (5.32)           (0.17)          (0.90)
October 1, 2006 to September 30, 2007 ...............     $14.15       0.17            3.13            (0.12)          (0.29)
October 1, 2005 to September 30, 2006 ...............     $13.98       0.16            1.58            (0.12)          (1.45)
January 1, 2005 to September 30, 2005(5) ............     $13.16       0.11            0.74             0.00           (0.03)
January 1, 2004 to December 31, 2004 ................     $11.47       0.28(3)         1.93            (0.25)          (0.27)

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 51


Financial Highlights

                 Ratio to Average Net Assets
 Ending                 (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share      Income (Loss)   Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------
  $ 9.71          0.37%        1.48%      1.25%       2.60%        36%         $263,188
  $ 9.59          2.02%        1.58%      1.25%      (0.66)%      123%         $261,004
  $11.67          1.92%        1.50%      1.25%     (31.98)%       62%         $293,831
  $19.48          1.48%        1.52%      1.25%      24.00%        49%         $689,808
  $15.90          1.52%        1.49%      1.25%      17.74%        44%         $698,778
  $13.69          1.54%        1.41%      1.25%      23.94%        46%         $594,488

  $ 9.71          0.66%        1.22%      0.99%       2.76%        36%         $ 81,886
  $ 9.60          2.30%        1.31%      0.99%      (0.41)%      123%         $ 69,698
  $11.69          2.46%        1.23%      1.04%     (31.79)%       62%         $ 59,620
  $19.50          2.43%        1.22%      1.05%      24.22%        49%         $ 69,756
  $15.91          1.77%        1.29%      0.89%       0.44%        44%         $     10

  $ 9.71          0.35%        1.76%      1.46%       2.68%        36%         $ 47,924
  $ 9.58          1.75%        1.87%      1.46%      (0.82)%      123%         $ 47,569
  $11.68          1.60%        1.85%      1.46%     (18.15)%       62%         $ 47,062

  $36.92         (0.92)%       2.09%      1.90%       7.30%        63%         $130,676
  $34.48          0.79%        2.10%      1.90%      15.14%       127%         $126,951
  $31.76          0.79%        2.01%      1.90%    (33.79)%       173%         $122,754
  $47.97          0.06%        2.04%      1.90%      45.23%       149%         $204,496
  $33.06          1.87%        2.01%      1.90%      21.95%       103%         $162,525
  $27.59          0.54%        2.03%      1.90%      33.80%       184%         $157,107

  $35.26         (1.66)%       2.83%      2.65%       6.91%        63%         $  3,347
  $32.98          0.03%        2.85%      2.65%      14.29%       127%         $  3,508
  $30.58          0.00%        2.76%      2.65%     (34.31)%      173%         $  3,690
  $46.55         (0.70)%       2.79%      2.65%      44.16%       149%         $  7,752
  $32.29          0.89%        2.76%      2.65%      21.01%       103%         $  6,310
  $27.02         (0.12)%       2.77%      2.65%      32.84%       184%         $  4,242

  $35.12         (1.65)%       2.84%      2.65%       6.94%        63%         $  1,995
  $32.85          0.02%        2.85%      2.65%      14.35%       127%         $  1,831
  $30.45          0.02%        2.75%      2.65%     (34.33)%      173%         $  1,751
  $46.37         (0.70)%       2.79%      2.65%      44.14%       149%         $  3,290
  $32.17          1.00%        2.76%      2.65%      20.96%       103%         $  3,122
  $26.87         (0.20)%       2.77%      2.65%      32.76%       184%         $  2,632

  $36.88         (0.65)%       1.90%      1.60%       7.48%        63%         $ 20,144
  $34.47          1.02%        1.91%      1.60%      15.52%       127%         $ 19,582
  $31.84          1.07%        1.83%      1.60%     (33.61)%      173%         $ 25,008
  $47.96          0.18%        1.86%      1.60%      45.73%       149%         $ 46,018
  $33.04          2.10%        1.83%      1.60%      22.26%       103%         $ 76,362
  $27.58          0.92%        1.76%      1.60%      34.21%       184%         $ 73,406

  $ 9.84          1.46%        6.72%      1.50%       5.08%       251%         $  2,696
  $ 9.44          1.29%        5.75%      1.50%     (11.34)%      197%         $  2,547
  $10.87          1.55%        3.31%      1.50%     (31.74)%       54%         $  3,558
  $17.04          1.37%        2.78%      1.50%      23.68%        61%         $  5,478
  $14.15          1.61%        4.04%      1.50%      13.75%        36%         $  2,745
  $13.98          1.82%        5.94%      0.98%       6.48%        37%         $  1,299
  $13.16          2.33%        4.78%      0.01%      19.38%        28%         $    757

               52 Wells Fargo Advantage International Stock Funds


                                                            Financial Highlights

                                                    Beginning      Net        Net Realized    Distributions
                                                    Net Asset   Investment   and Unrealized     from Net      Distributions
                                                    Value Per     Income       Gain (Loss)     Investment       from Net
                                                      Share       (Loss)     on Investments      Income       Realized Gains
                                                    ---------   ----------   --------------   -------------   --------------
Class B
October 1, 2009 to March 31, 2010(Unaudited) ....     $ 9.22     (0.04)(3)        0.47           (0.05)            0.00
October 1, 2008 to September 30, 2009 ...........     $10.62      0.01           (1.30)          (0.11)            0.00
October 1, 2007 to September 30, 2008 ...........     $16.69      0.10(3)        (5.20)          (0.07)           (0.90)
October 1, 2006 to September 30, 2007 ...........     $13.93      0.08            3.04           (0.07)           (0.29)
October 1, 2005 to September 30, 2006 ...........     $13.90      0.08            1.54           (0.14)           (1.45)
January 1, 2005 to September 30, 2005(5) ........     $13.13      0.14            0.66            0.00            (0.03)
January 1, 2004 to December 31, 2004 ............     $11.45      0.28(3)         1.92           (0.25)           (0.27)
Class C
October 1, 2009 to March 31, 2010(Unaudited) ....     $ 9.30     (0.04)           0.48           (0.02)            0.00
October 1, 2008 to September 30, 2009 ...........     $10.69      0.02           (1.32)          (0.09)            0.00
October 1, 2007 to September 30, 2008 ...........     $16.78      0.10(3)        (5.22)          (0.07)           (0.90)
October 1, 2006 to September 30, 2007 ...........     $13.97      0.07            3.08           (0.05)           (0.29)
October 1, 2005 to September 30, 2006 ...........     $13.88      0.05            1.58           (0.09)           (1.45)
January 1, 2005 to September 30, 2005(5) ........     $13.12      0.11            0.68            0.00            (0.03)
January 1, 2004 to December 31, 2004 ............     $11.43      0.28(3)         1.93           (0.25)           (0.27)
Administrator Class
October 1, 2009 to March 31, 2010(Unaudited) ....     $ 9.66      0.00(6)         0.09           (0.04)            0.00
October 1, 2008 to September 30, 2009 ...........     $11.01      0.01           (1.25)          (0.11)            0.00
October 1, 2007 to September 30, 2008 ...........     $17.26      0.26(3)        (5.38)          (0.23)           (0.90)
October 1, 2006 to September 30, 2007 ...........     $14.19      0.43            2.93            0.00            (0.29)
October 1, 2005 to September 30, 2006 ...........     $13.99      0.24            1.52           (0.11)           (1.45)
April 11, 2005(2) to September 30, 2005 .........     $13.23      0.08            0.68            0.00             0.00

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 53


Financial Highlights

               Ratio to Average Net Assets
 Ending                (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total     Turnover     End of Period
  Share      Income (Loss)   Expenses   Expenses   Return(1)     Rate      (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------
  $ 9.60         2.21%         7.40%      2.25%        4.70%      251%          $  888
  $ 9.22         0.50%         6.42%      2.25%      (12.03)%     197%          $  990
  $10.62         0.72%         4.05%      2.25%      (32.24)%      54%          $1,757
  $16.69         0.55%         3.53%      2.25%       22.81%       61%          $3,444
  $13.93         0.72%         4.86%      2.25%       12.93%       36%          $2,616
  $13.90         1.58%         6.88%      1.44%        6.11%       37%          $1,702
  $13.13         2.32%         5.52%      0.00%(5)    19.32%       28%          $1,218

  $ 9.72         2.21%         7.42%      2.25%        4.77%      251%          $  310
  $ 9.30         0.50%         6.40%      2.25%      (12.01)%     197%          $  351
  $10.69         0.73%         4.04%      2.25%      (32.19)%      54%          $  585
  $16.78         0.56%         3.53%      2.25%       22.95%       61%          $1,118
  $13.97         0.77%         4.87%      2.25%       12.99%       36%          $  637
  $13.88         1.51%         6.73%      1.40%        6.04%       37%          $  325
  $13.12         2.31%         5.51%      0.00%(5)    19.44%       28%          $  317

  $ 9.71         1.21%         6.48%      1.25%        5.30%      251%          $   73
  $ 9.66        (0.23)%        4.28%      1.25%      (11.13)%     197%          $   77
  $11.01         1.76%         3.15%      1.25%      (31.55)%      54%          $  504
  $17.26         1.57%         2.66%      1.25%       24.00%       61%          $  795
  $14.19         1.95%         4.01%      1.25%       13.95%       36%          $   30
  $13.99         1.53%         5.60%      1.41%        5.74%      106%          $   16

               54 Wells Fargo Advantage International Stock Funds


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Asia Pacific Fund ("Asia Pacific Fund"), Wells Fargo Advantage Diversified International Fund ("Diversified International Fund") (formerly Wells Fargo Advantage International Equity Fund), Wells Fargo Advantage Emerging Markets Equity Fund ("Emerging Markets Equity Fund") and Wells Fargo Advantage International Core Fund ("International Core Fund" ) and (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

               Wells Fargo Advantage International Stock Funds 55


Notes to Financial Statements (Unaudited)

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services

               56 Wells Fargo Advantage International Stock Funds


                                       Notes to Financial Statements (Unaudited)

as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six months ended March 31, 2010, Wells Fargo Bank, N.A. waived a portion of its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table.

                               Restructured SIVs (Value)   % of Net Assets
                               -------------------------   ---------------
EMERGING MARKETS EQUITY FUND           $153,670                  0.10

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

               Wells Fargo Advantage International Stock Funds 57


Notes to Financial Statements (Unaudited)

At September 30, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                              Expiration
                                 -------------------------------------
                                    2010         2011         2017
                                 ----------   ----------   -----------
ASIA PACIFIC FUND                $        0   $        0   $95,221,400
DIVERSIFIED INTERNATIONAL FUND    2,147,869    1,709,784    16,110,795
EMERGING MARKETS EQUITY FUND              0            0    10,092,520
INTERNATIONAL CORE FUND                   0            0       730,379

At September 30, 2009, current year deferred post-October capital and currency losses, which will be treated as realized for tax purposes on the first day of the succeeding year were:

                                   Deferred        Deferred
                                 Post-October    Post-October
                                 Capital Loss   Currency Loss
                                 ------------   -------------
ASIA PACIFIC FUND                $ 98,035,806      $     0
DIVERSIFIED INTERNATIONAL FUND    103,194,011            0
EMERGING MARKETS EQUITY FUND       30,536,443            0
INTERNATIONAL CORE FUND             2,468,276       44,860

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Funds' investments in securities:

               58 Wells Fargo Advantage International Stock Funds


                                       Notes to Financial Statements (Unaudited)

                                                                      Significant
                                                 Significant Other   Unobservable
                                 Quoted Prices   Observable Inputs      Inputs
INVESTMENTS IN SECURITIES          (Level 1)         (Level 2)         (Level 3)       Total
-------------------------        -------------   -----------------   ------------   ------------
ASIA PACIFIC FUND
EQUITY SECURITIES
   COMMON STOCKS                  $330,492,030      $10,814,443       $1,422,612    $342,729,085
SHORT-TERM INVESTMENTS               5,310,597                0                0       5,310,597
                                  ------------      -----------       ----------    ------------
                                  $335,802,627      $10,814,443       $1,422,612    $348,039,682
                                  ------------      -----------       ----------    ------------
DIVERSIFIED INTERNATIONAL FUND
EQUITY SECURITIES
   COMMON STOCKS                  $411,298,120      $         0       $        0    $411,298,120
   PREFERRED STOCKS                  2,417,629                0                0       2,417,629
SHORT-TERM INVESTMENTS               8,998,949                0                0       8,998,949
                                  ------------      -----------       ----------    ------------
                                  $422,714,698      $         0       $        0    $422,714,698
                                  ------------      -----------       ----------    ------------
EMERGING MARKETS EQUITY FUND
EQUITY SECURITIES
   COMMON STOCKS                  $141,687,034      $ 1,784,556       $        0    $143,471,590
   PREFERRED STOCKS                  6,013,327                0                0       6,013,327
CORPORATE BONDS                              0                0          328,048         328,048
SHORT-TERM INVESTMENTS               6,193,412                0                0       6,193,412
                                  ------------      -----------       ----------    ------------
                                  $153,893,773      $ 1,784,556       $  328,048    $156,006,377
                                  ------------      -----------       ----------    ------------
INTERNATIONAL CORE FUND
EQUITY SECURITIES
   COMMON STOCKS                  $  3,808,519      $         0       $        0    $  3,808,519
   PREFERRED STOCKS                     67,800                0                0          67,800
   INVESTMENT COMPANIES                 34,440                0                0          34,440
SHORT-TERM INVESTMENTS                  75,185                0                0          75,185
                                  ------------      -----------       ----------    ------------
                                  $  3,985,944      $         0       $        0    $  3,985,944
                                  ------------      -----------       ----------    ------------

Further details on the major security types listed above can be found in each Fund's Portfolio of Investments.

As of March 31, 2010, the inputs used in valuing the Funds other financial instruments, which are carried at fair value, were as follows:

                                                                            Significant
                                                        Significant Other   Unobservable
                                        Quoted Prices   Observable Inputs      Inputs
                                          (Level 1)        (Level 2)          (Level 3)      Total
                                        -------------   -----------------   ------------   --------
DIVERSIFIED INTERNATIONAL FUND
   Forward foreign currency contracts         $0             $141,623             $0       $141,623
INTERNATIONAL CORE FUND
   Forward foreign currency contracts         $0             $  4,195             $0       $  4,195

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

               Wells Fargo Advantage International Stock Funds 59


Notes to Financial Statements (Unaudited)

                                                                                 Emerging Markets   International
                                                             Asia Pacific Fund      Equity Fund       Core Fund
                                                             -----------------   ----------------   -------------
                                                                                                     SHORT-TERM
                                                               COMMON STOCKS      CORPORATE BONDS    INVESTMENTS
BALANCE AS OF SEPTEMBER 30, 2009                                 $1,890,104          $ 308,738        $     998
   Accrued discounts (premiums)                                           0               (192)               0
   Realized gain (loss)                                              (8,052)          (177,260)            (973)
   Change in unrealized appreciation (depreciation)                 (51,072)           190,025              250
   Net purchases (sales)                                           (408,368)             6,737              275
   Transfer in (out) of Level 3                                           0                  0                0
BALANCE AS OF MARCH 31, 2010                                     $1,422,612          $ 328,048        $       0
Change in unrealized appreciation (depreciation)
relating to securities held at the end of reporting period       $  (51,072)         $  11,593        $       0

                                                                                                     SHORT-TERM
DIVERSIFIED INTERNATIONAL FUND                                 COMMON STOCKS           RIGHTS        INVESTMENTS
BALANCE AS OF SEPTEMBER 30, 2009                                 $   41,264          $  62,643        $ 158,593
Corporate debt securities                                                 0                  0                0
Accrued discounts (premiums)                                              0                  0                0
Realized gain (loss)                                                      0                  0         (154,629)
Change in unrealized appreciation (depreciation)                    (41,264)            (9,477)          39,648
Net purchases (sales)                                                     0            (53,166)         (43,612)
Transfer in (out) of Level 3                                              0                  0                0
BALANCE AS OF MARCH 31, 2010                                     $        0          $       0        $       0
Change in unrealized appreciation (depreciation)
relating to securities held at the end of reporting period       $        0          $       0        $       0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

For Asia Pacific Fund and Emerging Markets Equity Fund, Fund, Funds Management is paid an annual advisory fee starting at 1.10% and declining to 0.95% as the average daily net assets of each Fund increases. For the six months ended March 31, 2010, the advisory fee for Asia Pacific Fund and Emerging Markets Equity Fund was equivalent to an annual rate of 1.10% of each Fund's average daily net assets. For Diversified International Fund and International Core Fund, Fund, Funds Management is paid an annual advisory fee starting at 0.95% and declining to 0.80% as the average daily net assets of each Fund increases. For the six months ended March 31, 2010, the advisory fee for Diversified International Fund and International Core Fund was equivalent to an annual rate of 0.95% of each Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Asia Pacific Fund and Emerging Markets Equity Fund.

Evergreen Investment Management Company, LLC, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the International Core Fund.

Artisan Partners Limited Partnership, Evergreen Investment Management Company and LSV Asset Management each serve as a sub-adviser to Diversified International Fund.

               60 Wells Fargo Advantage International Stock Funds


                                       Notes to Financial Statements (Unaudited)

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                                    Administration Fees       Administration Fees
                                               International Core Fund Only     For Other Funds
                              Average Daily            (% of Average             (% of Average
                               Net Assets            Daily Net Assets)         Daily Net Assets)
                            ----------------   ----------------------------   -------------------
Fund level                  First $5 billion             0.05                        0.05
                             Next $5 billion             0.04                        0.04
                            Over $10 billion             0.03                        0.03
Class A, Class B, Class C   All asset levels             0.23                        0.28
Administrator Class         All asset levels             0.10                        0.10
Institutional Class         All asset levels              NA                         0.08
Investor Class              All asset levels              NA                         0.38

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the year ended March 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived and/or reimbursed by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY FEES AND FUND ACCOUNTING FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Funds. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. For providing fund accounting services to the Funds, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to October 5, 2009, Wells Fargo Bank, N.A. provided custody services to the Funds and received a monthly fee at an annual rate of 0.25% of the average daily net assets of Asia Pacific Fund and Emerging Markets Equity Fund and annual rate of 0.10% of the average daily net assets of Diversified International Fund and International Core Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to October 5, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the six months ended March 30, 2010, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                                 Front-end sales charges   Contingent deferred sales charges
                                 -----------------------   ---------------------------------
                                          Class A               Class B   Class C
                                         --------               -------   -------
ASIA PACIFIC FUND                        $253,350                $    0     $ 14
DIVERSIFIED INTERNATIONAL FUND             14,849                   343       28
EMERGING MARKET EQUITY                     20,235                 2,675      515
INTERNATIONAL CORE FUND                     3,156                   248        0

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

               Wells Fargo Advantage International Stock Funds 61


Notes to Financial Statements (Unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended, March 31, 2010, were as follows:

                                 Purchases at Cost   Sales Proceeds
                                 -----------------   --------------
ASIA PACIFIC FUND                   $244,060,951      $254,776,191
DIVERSIFIED INTERNATIONAL FUND       123,311,270       119,481,706
EMERGING MARKETS EQUITY FUND          91,119,507        96,775,748
INTERNATIONAL CORE FUND                9,423,765        10,372,373

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2010, the Funds entered into forward foreign currency exchange contracts for hedging purposes.

At March 31, 2010, the Diversified International Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                 Contracts to    U.S. Value at   In Exchange for            Unrealized
Exchange Date       Receive     March 31, 2010        U.S. $       Appreciation/(Depreciation)
-------------   -------------   --------------   ---------------   ---------------------------
  4/15/2010     1,317,200 EUR      $1,779,093       $1,794,461               $(15,368)

Forward Foreign Currency Exchange Contracts to Sell:

                  Contracts to    U.S. Value at    In Exchange for            Unrealized
Exchange Date       Deliver       March 31, 2010       U.S. $        Appreciation/(Depreciation)
-------------   ---------------   --------------   ---------------   ---------------------------
  4/15/2010         695,000 EUR     $  938,710        $  939,546               $    836
  4/15/2010         622,200 EUR        840,382           838,595                 (1,787)
  4/30/2010     296,179,000 JPY      3,168,454         3,314,169                145,715
  4/30/2010      45,999,000 JPY        492,087           504,314                 12,227

The Diversified International Fund had average market values of $4,269,223 and $9,318,289 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended March 31, 2010.

At March 31, 2010, the International Core Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                Contracts to   U.S. Value at    In Exchange for           Unrealized
Exchange Date      Receive     March 31, 2010        U.S. $       Appreciation/(Depreciation)
-------------   ------------   --------------   ---------------   ---------------------------
4/15/2010        37,600 EUR        $50,785          $51,224                  $(439)

Forward Foreign Currency Exchange Contracts to Sell:

                 Contracts to    U.S. Value at   In Exchange for          Unrealized
Exchange Date      Deliver      March 31, 2010        U.S. $       Appreciation/(Depreciation)
-------------   -------------   --------------   ---------------   ---------------------------
  4/15/2010        19,000 EUR       $25,663          $25,686                  $   23
  4/15/2010        18,600 EUR        25,122           25,069                     (53)
  4/30/2010     8,620,000 JPY        92,215           96,456                   4,241
  4/30/2010     1,590,000 JPY        17,009           17,432                     423

The International Core Fund had average market values of $194,588 and $322,149 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended March 31, 2010.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

               62 Wells Fargo Advantage International Stock Funds


                                       Notes to Financial Statements (Unaudited)

9. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

During the six months ended March 31, 2010, the Funds had the following borrowing activity:

                    Average Borrowings        Weighted Average
                        Outstanding      Interest Rate (annualized)   Interest Expense
                    ------------------   --------------------------   ----------------
ASIA PACIFIC FUND         $34,449                  1.45%                    $500

12. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

13. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into settlement agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG") to settlement market-timing investigations. In the settlements, Strong agreed to pay investor restitution and civil penalties. On September 14, 2009, the SEC approved the terms of the Distribution Plan for the disgorgement and civil penalties to the predecessor Strong Fund shareholders, and those eligible investors will receive proceeds as a result of the Distribution Plan. The successor funds are not expected to receive any portion of the proceeds. The settlement with the NYAG imposed fee reductions across the predecessor Strong Fund complex, and Funds Management agreed to honor these fee reductions for the benefit of shareholders across the successor funds to total $35 million by May 2009. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

14. MISCELLANEOUS

FOREIGN TAXES PAYABLE

Under Indian tax law, U.S. mutual funds are subject to taxation on capital gains realized upon the sale of Indian securities. Mutual fund industry practice has long been to net long-term capital losses against taxable short-term capital gains. However, the Indian tax statute was amended in mid-2002 to disallow such netting, and the Indian tax authorities have subsequently assessed additional taxes on many U.S. mutual funds based upon a retroactive application of the tax statute. For the taxable years since its inception date, Emerging Markets Equity Fund, as successor to the Montgomery Emerging Markets Fund and Montgomery Emerging Markets Focus Fund, has been assessed approximately $590,000. The Emerging Markets Fund filed an administrative appeal to this assessment in April 2003. In 2003, Emerging Markets Equity Fund received a demand for half of the $590,000 to stay the imposition of additional penalties while the assessment was under appeal, and pursuant to an agreement reached that year, Emerging Markets Equity Fund made such payment. Emerging Markets Equity Fund made the determination to accrue the entire amount at issue as a tax expense. Emerging Markets Equity Fund has received favorable decisions from the Income Tax Appellate Tribunal ("ITAT") for the tax years in question. However, based upon discussions with counsel in India, it remains possible that the tax authority could successfully appeal the decisions with the High Court in India. As a result, the liability for foreign taxes will remain on the Emerging Markets Equity Fund's Statement of Assets and Liabilities until the ultimate resolution is known. Foreign taxes payable also reflects accrued India and Thailand capital gains tax on unrealized gains, if any, on Indian and Thai securities as required under GAAP.

               Wells Fargo Advantage International Stock Funds 63


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                     Position Held and
Name and Age         Length of Service(2)        Principal Occupations During Past Five Years         Other Directorships
------------------   -------------------------   --------------------------------------------------   ---------------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal   None
67                   Chairman, since 2005        Geyser. Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of         CIGNA Corporation;
57                   Trustee, since 2008         BellSouth Advertising and Publishing Corp from       Deluxe Corporation
                                                 2005 to 2007, President and CEO of BellSouth
                                                 Enterprises from 2004 to 2005 and President of
                                                 BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University
                                                 Foundation Board of Governors and a member of the
                                                 Advisory Board of Iowa State University School of
                                                 Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer      None
60                                               and Chief Investment Officer of Minneapolis
                                                 Employees Retirement Fund from 1996 to 2008. Ms.
                                                 Johnson is a certified public accountant and a
                                                 certified managerial accountant.

David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at the    None
59                   Trustee, since 2008         Graduate School of Business, Stanford University,
                                                 Director of Corporate Governance Research Program
                                                 and Co-Director of The Rock Center for Corporate
                                                 Governance since 2006. From 2005 to 2008,
                                                 Professor of Accounting at the Graduate School of
                                                 Business, Stanford University. Prior thereto,
                                                 Ernst & Young Professor of Accounting at The
                                                 Wharton School, University of Pennsylvania from
                                                 1985 to 2005.

               64 Wells Fargo Advantage International Stock Funds


                                                   Other Information (Unaudited)

                     Position Held and
Name and Age         Length of Service(2)        Principal Occupations During Past Five Years         Other Directorships
------------------   -------------------------   --------------------------------------------------   ---------------------------
Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management,          None
56                                               Wharton School, University of Pennsylvania.
                                                 Director of the Boettner Center on Pensions and
                                                 Retirement Research. Research associate and board
                                                 member, Penn Aging Research Center. Research
                                                 associate, National Bureau of Economic Research.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative   None
58                                               Foundation, a non-profit organization, since 2007
                                                 and Senior Fellow at the Humphrey Institute Policy
                                                 Forum at the University of Minnesota since 1995.
                                                 Member of the Board of Trustees of NorthStar
                                                 Education Finance, Inc., a non-profit
                                                 organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels.      None
69                                               General Counsel of the Minneapolis Employees
                                                 Retirement Fund from 1984 to present.

OFFICERS

                     Position Held and
Name and Age         Length of Service(2)        Principal Occupations During Past Five Years         Other Directorships
------------------   -------------------------   --------------------------------------------------   ---------------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A.   None
50                                               and President of Wells Fargo Funds Management, LLC
                                                 since 2003. Senior Vice President and Chief
                                                 Administrative Officer of Wells Fargo Funds
                                                 Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo   None
49                   Chief Legal Counsel,        Funds Management, LLC since 2001. Vice President
                     since 2003                  and Managing Senior Counsel of Wells Fargo Bank,
                                                 N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment        None
39                                               Management Company, LLC since 2006 and currently
                                                 the Treasurer of the Evergreen Funds since 2005.
                                                 Vice President and Assistant Vice President of
                                                 Evergreen Investment Services, Inc. from 1999 to
                                                 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment Management    None
34                   since 2009                  Company, LLC since 2008. Assistant Vice President
                                                 of Evergreen Investment Services, Inc. from 2004
                                                 to 2008. Manager of Fund Reporting and Control for
                                                 Evergreen Investment Management Company, LLC since
                                                 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment        None
35                   since 2009                  Management Company, LLC since 2008. Vice
                                                 President, Evergreen Investment Services, Inc.
                                                 from 2004 to 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc. from 2000 to
                                                 2004 and the head of the Fund Reporting and
                                                 Control Team within Fund Administration since
                                                 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds        None
45                   since 2007                  Management, LLC since 2007. Chief Compliance
                                                 Officer of Parnassus Investments from 2005 to
                                                 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior Audit
                                                 Manager of PricewaterhouseCoopers LLP from 1998 to
                                                 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

               Wells Fargo Advantage International Stock Funds 65


Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS: ASIA PACIFIC FUND, EMERGING MARKETS EQUITY FUND, INTERNATIONAL CORE FUND, DIVERSIFIED INTERNATIONAL FUND (F/K/A INTERNATIONAL EQUITY FUND)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Wells Fargo Advantage Asia Pacific Fund, the Wells Fargo Advantage Emerging Markets Equity Fund, the Wells Fargo Advantage International Core Fund and the Wells Fargo Advantage Diversified International Fund (formerly named the Wells Fargo Advantage International Equity Fund) (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Asia Pacific and Emerging Markets Equity Fund; (iii) an investment sub-advisory agreement with Evergreen Investment Management Company, LLC ("Evergreen") for the International Core Fund and Diversified International Fund; (iv) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the Diversified International Fund; and (v) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the Diversified International Fund. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Evergreen, Artisan and LSV (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the meeting held on March 25-26, 2010, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Funds, and in comparison to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

               66 Wells Fargo Advantage International Stock Funds


                                                   Other Information (Unaudited)

The Board noted that the performance of the Asia Pacific Fund was equal to or higher than the median performance of its Universe for all time periods under review. The Board noted that the performance of the Emerging Markets Equity Fund, International Core Fund and the Diversified International Fund was lower than the median performance of each Fund's Universe for all time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Emerging Markets Equity Fund, International Core Fund and Diversified International Fund. The Board noted the change in the portfolio management team of the International Core Fund and the Diversified International Fund that occurred in March 2009. The Board also noted Funds Management's recommendations designed to address the underperformance of the Emerging Markets Equity Fund, International Core Fund and Diversified International Fund, and requested continued reports on the performance of each Fund.

The Board received and considered information regarding each Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund's Expense Group. The Board noted that the net operating expense ratios of the Asia Pacific Fund, International Core Fund and Diversified International Fund were in range of or lower than each Fund's respective Expense Group's median net operating expense ratio. The Board noted that the net operating expense ratio of the Emerging Markets Equity Fund was, with respect to the Administrator Class Shares, equal to the Expense Group's median net operating expense ratio, and with respect to the Class A Shares, not appreciably higher than the Expense Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund's Expense Group median. The Board noted that the Advisory Agreement Rates for the Funds were equal to or higher than the median rate of each Fund's respective Expense Group, although the median rate of certain Fund share classes was not appreciably higher than the Expense Group median rate. The Board also noted that the Net Advisory Rates for each Fund were in range of or lower than the median rates of each Fund's respective Expense Group, except for the Net Advisory Rate for the Emerging Markets Equity Fund Class A shares. The Board noted that the Net Advisory Rate for the Emerging Markets Equity Fund Class A shares was not appreciably higher than the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

PROFITABILITY
The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

               Wells Fargo Advantage International Stock Funds 67


Other Information (Unaudited)

The Board did not consider separate profitability information with respect to Wells Capital Management or Evergreen, because, as affiliates of Funds Management, their profitability information was subsumed in the profitability analysis provided by Funds Management. The Board did not consider separate profitability information with respect to Artisan or LSV, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Artisan and LSV had been negotiated by Funds Management on an arm's length basis and that Artisan's and LSV's profitability from their relationships with the Diversified International Fund was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the March 2010 Board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Funds.

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS
The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Board has reviewed information about the policies of the Sub-Advisers in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
The Board also considered the markets for distribution of the Funds' shares, including the multiple channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

               68 Wells Fargo Advantage International Stock Funds


                                                           List of Abbreviations

THE FOLLOWING IS A LIST OF COMMON ABBREVIATIONS FOR TERMS AND ENTITIES WHICH MAY HAVE APPEARED IN THIS REPORT.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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

THIS PAGE IS INTENTIONALLY LEFT BLANK.

(GRAPHIC) REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds

122810 05-10
SINTLD/SAR108 03-10

ITEM 2.  CODE OF ETHICS
===========================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================-
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
==============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
=========\=======================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS ============================================================ The Governance
Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      Wells Fargo Funds Trust


                                      By: /s/ Karla M. Rabusch


                                            Karla M. Rabusch
                                            President

                                      Date: May 27, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                      By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                      Date: May 27, 2010


                                      By: /s/ Kasey L. Phillips


                                            Kasey L. Phillips
                                            Treasurer

                                      Date: May 27, 2010